UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number      811-08274

  MassMutual Select Funds

                                                 (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                            06082

                    (Address of principal executive offices)                                                     (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                            06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:   (860) 562-1000

  Date of fiscal year end:   9/30/2018

  Date of reporting period:   6/30/2018

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.6%

BANK LOANS — 0.1%
Media — 0.1%
Unitymedia Finance LLC, 2018 Term Loan E, 1 mo. LIBOR + 2.000% 4.073% VRN 6/01/23	$250,000	$248,073

Telecommunications — 0.0%
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.100% VRN 4/11/25	200,000	198,500

TOTAL BANK LOANS (Cost $449,190)		446,573

CORPORATE DEBT — 30.5%
Aerospace & Defense — 0.3%
L3 Technologies, Inc. 4.400% 6/15/28	1,295,000	1,288,972
Northrop Grumman Corp. 3.250% 1/15/28	1,375,000	1,291,761

		2,580,733

Agriculture — 0.2%
BAT Capital Corp. 2.764% 8/15/22 (a)	1,395,000	1,337,660

Airlines — 0.8%
America West Airlines, Inc. 8.057% 1/02/22	662,744	717,420
Continental Airlines, Inc. 6.545% 8/02/20	257,726	259,994
8.048% 5/01/22	1,258,451	1,329,177
5.983% 10/19/23	3,331,435	3,526,990
US Airways, Inc. 7.125% 4/22/25	1,062,704	1,183,396

		7,016,977

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 1.897% 8/12/19	1,000,000	985,645
2.943% 1/08/19	1,000,000	1,000,240
General Motors Co. 3.500% 10/02/18	1,110,000	1,112,103
4.875% 10/02/23	150,000	154,206
General Motors Financial Co., Inc. 2.400% 5/09/19	335,000	333,439
3.450% 4/10/22	1,400,000	1,375,672

		4,961,305

Banks — 9.7%
Bank of America Corp. 2.738% VRN 1/23/22 (b)	2,180,000	2,141,226
3.093% VRN 10/01/25 (b)	1,395,000	1,328,358

	Principal Amount	Value
3.970% VRN 3/05/29 (b)	$1,000,000	$984,233
7.625% 6/01/19	2,000,000	2,082,855
The Bank of New York Mellon Corp. 2.300% 9/11/19	2,000,000	1,989,175
Capital One NA 2.350% 8/17/18	2,025,000	2,024,348
Citibank NA 3.050% 5/01/20	810,000	809,705
Citigroup, Inc. 2.050% 12/07/18	2,000,000	1,996,168
2.150% 7/30/18	3,075,000	3,074,330
2.500% 9/26/18	4,500,000	4,498,724
2.500% 7/29/19	1,000,000	995,514
Cooperatieve Rabobank UA 3.125% 4/26/21	1,700,000	1,693,486
Discover Bank 4.200% 8/08/23	2,120,000	2,139,133
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,987,747
3.272% VRN 9/29/25 (b)	2,320,000	2,202,893
3.814% VRN 4/23/29 (b)	870,000	827,490
3.850% 7/08/24	1,150,000	1,140,340
3.850% 1/26/27	4,055,000	3,894,128
7.500% 2/15/19	1,000,000	1,027,623
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155% 3.220% VRN 3/01/25 (b)	1,000,000	964,727
3 mo. USD LIBOR + 1.337% 3.782% VRN 2/01/28 (b)	2,000,000	1,951,309
6.300% 4/23/19	6,900,000	7,094,089
JP Morgan Chase Bank NA 2.604% VRN 2/01/21 (b)	3,485,000	3,454,200
2.605% FRN 2/13/20	3,460,000	3,459,096
Lloyds Bank PLC 3.300% 5/07/21	1,230,000	1,227,818
Lloyds Banking Group PLC 2.907% VRN 11/07/23 (b)	910,000	866,737
Morgan Stanley 2.375% 7/23/19	2,000,000	1,988,336
3 mo. USD LIBOR + .930% 3.292% FRN 7/22/22	3,000,000	3,024,164
5.500% 7/24/20	1,350,000	1,410,266
PNC Bank NA 2.500% 1/22/21	2,180,000	2,140,203
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,971,134
2.875% 8/05/21	1,000,000	968,702
Santander UK PLC 3.400% 6/01/21	1,265,000	1,264,269
Wells Fargo & Co. 2.625% 7/22/22	1,391,000	1,339,789
3.000% 4/22/26	1,345,000	1,246,877
3.550% 9/29/25	75,000	72,703

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	$3,000,000	$2,874,371
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,477,603
2.150% 12/06/19	3,010,000	2,977,201
2.400% 1/15/20	4,000,000	3,961,538

		83,572,608

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	1,440,000	1,480,865
Bacardi Ltd. 4.700% 5/15/28 (a)	435,000	427,837
5.300% 5/15/48 (a)	430,000	407,526
Constellation Brands, Inc. 3.875% 11/15/19	1,500,000	1,515,683

		3,831,911

Biotechnology — 0.5%
Amgen, Inc. 4.400% 5/01/45	1,680,000	1,601,163
Celgene Corp. 3.450% 11/15/27	500,000	459,742
3.875% 8/15/25	676,000	657,858
4.625% 5/15/44	160,000	148,516
5.000% 8/15/45	500,000	489,596
Gilead Sciences, Inc. 4.150% 3/01/47	1,345,000	1,285,656

		4,642,531

Chemicals — 0.1%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	450,000	446,625
Valvoline, Inc. 5.500% 7/15/24	450,000	454,500

		901,125

Commercial Services — 0.1%
IHS Markit Ltd. 4.000% 3/01/26 (a)	124,000	118,265
5.000% 11/01/22 (a)	335,000	337,931

		456,196

Computers — 0.1%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	1,000,000	1,002,518

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. 4.625% 5/15/21 (a)	220,000	214,500
5.000% 7/01/25 (a)	416,000	380,640

		595,140

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	254,719

	Principal Amount	Value
Air Lease Corp 4.750% 3/01/20	$1,465,000	$1,496,007
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,468,451
International Lease Finance Corp. 7.125% 9/01/18 (a)	3,911,000	3,936,515

		8,155,692

Electric — 1.9%
AEP Texas, Inc. 3.850% 10/01/25 (a)	2,000,000	2,003,793
Alabama Power Co. 3.950% 6/01/21	2,100,000	2,134,949
Ameren Illinois Co. 3.700% 12/01/47	480,000	448,695
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	683,617
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,234,337
FirstEnergy Transmission LLC 5.450% 7/15/44 (a)	600,000	671,540
Metropolitan Edison Co. 4.000% 4/15/25 (a)	985,000	983,182
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	1,963,682
NextEra Energy Capital Holdings, Inc. 2.843% FRN 5/04/21	4,000,000	3,997,804
NextEra Energy Operating Partners LP 4.500% 9/15/27 (a)	275,000	257,125
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,049,735

		16,428,459

Electronics — 0.0%
Itron, Inc. 5.000% 1/15/26 (a)	270,000	256,419

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	450,000	445,500

Environmental Controls — 0.0%
Republic Services, Inc. 3.375% 11/15/27	450,000	426,497

Foods — 0.8%
General Mills, Inc. 4.200% 4/17/28	1,500,000	1,464,549
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	865,104
5.200% 7/15/45	1,750,000	1,702,449
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (a)	350,000	340,375

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mondelez International Holdings Netherlands BV 2.000% 10/28/21 (a)	$1,500,000	$1,431,088
Pilgrim’s Pride Corp. 5.875% 9/30/27 (a)	319,000	295,872
Post Holdings, Inc. 5.000% 8/15/26 (a)	445,000	414,962

		6,514,399

Gas — 0.2%
KeySpan Gas East Corp. 5.819% 4/01/41 (a)	1,337,000	1,656,226

Health Care – Products — 0.3%
Abbott Laboratories 2.350% 11/22/19	391,000	388,711
Becton Dickinson & Co. 3.211% FRN 12/29/20	1,750,000	1,752,859
Hill-Rom Holdings, Inc. 5.750% 9/01/23 (a)	400,000	407,000
Teleflex, Inc. 4.625% 11/15/27	226,000	213,570

		2,762,140

Health Care – Services — 1.4%
Anthem, Inc. 3.500% 8/15/24	2,000,000	1,949,083
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	160,000	153,646
Centene Corp. 4.750% 1/15/25	710,000	706,450
5.625% 2/15/21	100,000	102,113
CHS/Community Health Systems, Inc. 6.250% 3/31/23	250,000	229,063
8.625% 1/15/24	288,000	288,720
Cigna Corp. 3.050% 10/15/27	1,395,000	1,258,224
DaVita, Inc. 5.000% 5/01/25	313,000	294,611
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (a)	2,530,000	2,591,634
HCA, Inc. 5.250% 4/15/25	448,000	448,000
6.500% 2/15/20	1,052,000	1,092,107
Molina Healthcare, Inc. 4.875% 6/15/25 (a)	190,000	184,300
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,866,650
Tenet Healthcare Corp. 4.375% 10/01/21	180,000	177,075
4.625% 7/15/24 (a)	240,000	227,328
4.750% 6/01/20	75,000	75,188

	Principal Amount	Value
WellCare Health Plans, Inc. 5.250% 4/01/25	$520,000	$517,400

		12,161,592

Household Products & Wares — 0.0%
Central Garden & Pet Co. 6.125% 11/15/23	321,000	331,834
5.125% 2/01/28	91,000	84,175

		416,009

Insurance — 1.2%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (a) (b)	1,750,000	1,910,838
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (a) (b)	3,290,000	3,315,060
Protective Life Global Funding 2.700% 11/25/20 (a)	1,495,000	1,474,987
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661% 4.375% VRN 9/15/54 (a) (b)	4,000,000	4,017,604

		10,718,489

Internet — 0.2%
Amazon.com, Inc. 2.800% 8/22/24	1,390,000	1,339,318
Zayo Group LLC/Zayo Capital, Inc. 5.750% 1/15/27 (a)	256,000	251,520

		1,590,838

Media — 0.9%
21st Century Fox America, Inc. 6.900% 3/01/19	2,000,000	2,053,407
Altice US Finance I Corp. 5.375% 7/15/23 (a)	400,000	398,000
5.500% 5/15/26 (a)	200,000	193,000
CBS Corp. 3.700% 6/01/28 (a)	1,020,000	949,945
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	514,000	470,310
5.125% 5/01/27 (a)	124,000	116,017
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	3,200,000	2,898,112
CSC Holdings LLC 5.375% 2/01/28 (a)	200,000	185,000
5.500% 4/15/27 (a)	300,000	286,500
8.625% 2/15/19	233,000	239,699
DISH DBS Corp. 5.875% 7/15/22	200,000	188,000

		7,977,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.3%
General Electric Co. 5.875% 1/14/38	$716,000	$812,459
Siemens Financierings NV 1.700% 9/15/21 (a)	1,575,000	1,500,937

		2,313,396

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	931,245
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	365,872
Diamondback Energy, Inc. 4.750% 11/01/24	282,000	274,950
EQT Corp. 3.900% 10/01/27	1,395,000	1,300,937
Newfield Exploration Co. 5.375% 1/01/26	351,000	358,898
5.625% 7/01/24	175,000	184,406
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,084,560
Parsley Energy LLC/Parsley Finance Corp. 5.250% 8/15/25 (a)	180,000	176,850
5.625% 10/15/27 (a)	270,000	267,975

		4,945,693

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 4.500% 5/15/28 (a)	965,000	966,453
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.000% 2/15/25 (a)	200,000	194,750
Ball Corp. 5.000% 3/15/22	200,000	205,750
Berry Global, Inc. 4.500% 2/15/26 (a)	275,000	256,438
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	225,000	205,875
Multi-Color Corp. 4.875% 11/01/25 (a)	300,000	279,375
OI European Group BV 4.000% 3/15/23 (a)	450,000	419,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	261,659	262,640
3 mo. USD LIBOR + 3.500% 5.848% FRN 7/15/21 (a)	665,000	671,185

		3,462,091

Pharmaceuticals — 1.7%
AbbVie, Inc. 4.700% 5/14/45	1,000,000	989,171

	Principal Amount	Value
Allergan Finance LLC 3.250% 10/01/22	$1,000,000	$971,550
Allergan Funding SCS 4.550% 3/15/35	576,000	544,984
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,154,852
Bayer US Finance Il LLC 4.375% 12/15/28 (a)	1,735,000	1,738,300
Bayer US Finance LLC 2.375% 10/08/19 (a)	1,800,000	1,784,663
CVS Health Corp. 4.000% 12/05/23	900,000	903,745
5.050% 3/25/48	1,720,000	1,750,437
Novartis Capital Corp. 4.000% 11/20/45	750,000	752,097
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	2,500,000	2,460,717
2.400% 9/23/21	500,000	478,682
Valeant Pharmaceuticals International 9.250% 4/01/26 (a)	112,000	116,340
Valeant Pharmaceuticals International, Inc. 5.500% 11/01/25 (a)	194,000	191,187
5.875% 5/15/23 (a)	291,000	273,358
6.125% 4/15/25 (a)	450,000	414,563

		14,524,646

Pipelines — 1.5%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	87,000	86,239
Energy Transfer Equity LP 5.875% 1/15/24	250,000	256,250
Energy Transfer Partners LP 5.950% 10/01/43	750,000	733,251
EQT Midstream Partners LP 5.500% 7/15/28	1,295,000	1,294,778
Florida Gas Transmission Co. LLC 7.900% 5/15/19 (a)	800,000	832,849
Kinder Morgan Energy Partners LP 3.500% 9/01/23	1,006,000	977,500
4.250% 9/01/24	345,000	345,727
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,006,634
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	996,530
Rockies Express Pipeline LLC 6.850% 7/15/18 (a)	1,108,000	1,108,886
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	650,000	643,851
5.400% 10/01/47	950,000	873,517

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Partners LP 3.600% 3/15/22	$1,000,000	$995,112
4.000% 9/15/25	1,600,000	1,563,804
4.500% 11/15/23	1,000,000	1,015,234

		12,730,162

Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,064,120
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	2,990,985
American Tower Corp. 3.000% 6/15/23	720,000	690,394
3.400% 2/15/19	1,050,000	1,052,826
Boston Properties LP 3.850% 2/01/23	1,000,000	1,005,074
Crown Castle International Corp. 3.150% 7/15/23	875,000	837,617
HCP, Inc. 4.000% 12/01/22	500,000	502,079
4.250% 11/15/23	2,570,000	2,585,236
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	455,625
SBA Communications Corp. 4.000% 10/01/22 (a)	424,000	405,450
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	971,765
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,033,087
3.850% 4/01/27	1,000,000	959,625
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.250% 10/05/20 (a)	1,500,000	1,497,016
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,285,465
5.250% 1/15/22	750,000	786,396

		19,122,760

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.250% 5/15/24 (a)	647,000	613,033
Cumberland Farms, Inc. 6.750% 5/01/25 (a)	250,000	253,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (a)	300,000	283,500
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	2,500,000	2,489,520

	Principal Amount	Value
Walmart, Inc. 3.550% 6/26/25	$1,905,000	$1,917,080

		5,556,258

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	1,760,000	1,737,067
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	500,000	498,750

		2,235,817

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (a)	263,000	248,824
First Data Corp. 5.000% 1/15/24 (a)	390,000	387,075
IQVIA, Inc. 5.000% 10/15/26 (a)	300,000	292,125
MSCI, Inc. 4.750% 8/01/26 (a)	180,000	174,150

		1,102,174

Telecommunications — 1.9%
AT&T, Inc. 4.750% 5/15/46	1,400,000	1,250,588
4.800% 6/15/44	3,050,000	2,767,490
5.250% 3/01/37	1,875,000	1,844,162
Intelsat Jackson Holdings SA 9.750% 7/15/25 (a)	454,000	478,970
Level 3 Financing, Inc. 5.250% 3/15/26	450,000	427,995
Sprint Capital Corp. 6.875% 11/15/28	152,000	145,540
Sprint Communications, Inc. 9.000% 11/15/18 (a)	821,000	837,420
Sprint Corp. 7.625% 3/01/26	80,000	81,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	1,096,875	1,084,535
4.738% 3/20/25 (a)	1,715,000	1,701,795
T-Mobile USA, Inc. 4.500% 2/01/26	400,000	373,500
6.500% 1/15/24	300,000	313,500
Verizon Communications, Inc. 4.500% 8/10/33	1,395,000	1,350,892
4.862% 8/21/46	2,665,000	2,546,599
Vodafone Group PLC 4.375% 5/30/28	800,000	790,491

		15,995,077

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Union Pacific Corp. 3.950% 9/10/28	$850,000	$854,057

TOTAL CORPORATE DEBT (Cost $268,044,296)		263,251,085

MUNICIPAL OBLIGATIONS — 1.8%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,664,460
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,549,100
New York State Dormitory Authority 5.051% 9/15/27	600,000	666,498
State of California 7.950% 3/01/36	2,100,000	2,265,228

		15,145,286

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,918,691)		15,145,286

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Commercial MBS — 1.2%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A 2.808% 4/10/28 (a)	900,000	895,552
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (a)	1,310,000	1,298,628
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871% VRN 11/10/31 (a) (b)	875,000	845,002
COMM Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (a)	1,280,000	1,258,974
Series 2014-277P, Class A, 3.732% VRN 8/10/49 (a) (b)	1,340,000	1,345,645
Series 2013-300P, Class A1, 4.353% 8/10/30 (a)	1,240,000	1,284,415
Core Industrial Trust, Series 2015-CALW, Class A 3.040% 2/10/34 (a)	860,000	853,382
Liberty Street Trust, Series 2016-225L, Class A 3.597% 2/10/36 (a)	1,280,000	1,267,487
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/13/32 (a) (b)	1,320,000	1,336,999

		10,386,084

	Principal Amount	Value
Home Equity ABS — 1.6%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190% 2.281% FRN 5/25/37	$778,295	$836,353
Home Equity Asset Trust
Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 2.291% FRN 7/25/36	2,711,612	2,691,323
Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 10/25/33	3,979,182	3,981,034
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 2.311% FRN 1/25/36	3,826,795	3,754,644
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + ..400% 2.491% FRN 12/25/35	3,012,065	3,020,513

		14,283,867

Other ABS — 2.0%
Babson CLO Ltd., Series 2013-IA, Class AR, 3.159% FRN 1/20/28 (a)	3,650,000	3,640,813
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + ..150% 2.241% FRN 5/25/36	226,289	225,919
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 2.251% FRN 1/25/34	265,063	263,867
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 2.946% FRN 8/25/34	816,490	819,040
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.451% FRN 10/25/35	1,136,985	1,103,580
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 2.891% FRN 10/25/35	548,967	537,445
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330% 3.678% FRN 4/15/27 (a)	3,630,000	3,641,449
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 2.381% FRN 2/25/36	5,212,796	4,931,550

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720% 2.811% FRN 10/25/35	$1,851,007	$1,850,770

		17,014,433

Student Loans ABS — 5.3%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 7/25/56 (a)	3,051,906	3,047,684
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 2.891% FRN 4/26/32 (a)	4,100,000	4,119,744
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170% 2.500% FRN 5/28/30	1,574,584	1,573,014
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600% 2.691% FRN 5/27/49	7,680,000	7,711,006
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600% 2.691% FRN 9/25/47 (a)	4,159,459	4,154,349
SLC Student Loan Trust
Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.501% FRN 9/15/39	7,720,000	7,508,531
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.501% FRN 3/15/55	7,380,000	7,124,920
SLM Student Loan Trust
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.210% FRN 7/25/73	3,735,000	3,838,205
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.610% FRN 10/25/83	3,630,000	3,774,410
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 2.530% FRN 4/25/40 (a)	3,300,000	3,229,527

		46,081,390

WL Collateral CMO — 3.5%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.611% VRN 5/25/35 (b)	2,048,824	1,910,345
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 3.802% VRN 3/25/36 (b)	13,896	13,660

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 3.655% VRN 11/25/35 (b)	$3,824,469	$3,611,970
Harbor View Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 2.285% FRN 11/19/36	4,600,702	4,054,136
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 2.285% FRN 8/19/37	4,481,528	3,835,942
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 3.610% VRN 8/25/35 (b)	979,760	980,218
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 3.359% VRN 4/25/34 (b)	1,759,192	1,742,504
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.214% FRN 6/26/47 (a)	3,636,243	3,518,641
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 2.276% FRN 8/25/36	1,199,696	1,042,036
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 2.401% FRN 1/25/45	1,887,242	1,897,938
Series 2005-7, Class 4CB, 7.000% 8/25/35	4,171,430	2,775,319
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16, Class IIA1, 3.812% VRN 2/25/34 (b)	710,322	717,521
Series 2007-AR3, Class A4, 4.127% VRN 4/25/37 (b)	2,917,324	2,843,599
Series 2006-2, Class 1A1, 5.000% 3/25/36	1,067,371	1,053,411

		29,997,240

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $114,533,221)		117,763,014

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.1%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ05, Class A1, 1.418% 5/25/21	2,963,449	2,910,195

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series KS02, Class A, 1 mo. LIBOR + .380% 2.381% FRN 8/25/23	$2,539,627	$2,540,454
Series S8FX, Class A2, 3.291% 3/25/27	3,955,000	3,946,611
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,138,122

		11,535,382

Pass-Through Securities — 29.8%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	4,475,060	4,351,821
Pool #G18596 3.000% 4/01/31	933,288	929,424
Pool #G08710 3.000% 6/01/46	232,792	225,663
Pool #G08715 3.000% 8/01/46	4,826,382	4,678,575
Pool #G08721 3.000% 9/01/46	653,142	633,140
Pool #G08726 3.000% 10/01/46	8,761,684	8,493,357
Pool #G08732 3.000% 11/01/46	5,992,040	5,804,789
Pool #G08741 3.000% 1/01/47	3,652,518	3,538,377
Pool #G07848 3.500% 4/01/44	9,264,393	9,301,668
Pool #G07924 3.500% 1/01/45	3,699,749	3,701,917
Pool #G60138 3.500% 8/01/45	5,984,070	5,996,927
Pool #G08711 3.500% 6/01/46	4,672,560	4,657,046
Pool #G08716 3.500% 8/01/46	6,618,905	6,596,928
Pool #G67703 3.500% 4/01/47	4,530,098	4,525,674
Pool #G67706 3.500% 12/01/47	3,708,551	3,703,770
Pool #G67707 3.500% 1/01/48	3,701,024	3,703,192
Pool #G67708 3.500% 3/01/48	8,394,116	8,376,738
Pool #G67709 3.500% 3/01/48	9,911,298	9,893,875
Pool #G67711 4.000% 3/01/48	1,300,614	1,334,145
Pool #G67713 4.000% 6/01/48	5,346,457	5,474,270
Federal Home Loan Mortgage Corp. TBA Pool #7718 4.500% 5/30/47 (c)	8,400,000	8,742,562
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,143,361
Pool #AN2275 2.680% 8/01/28	2,940,000	2,742,344
Pool #AN1609 2.950% 5/01/31	2,238,413	2,116,912
Pool #MA3029 3.000% 6/01/32	1,030,790	1,026,159
Pool #MA1607 3.000% 10/01/33	4,681,142	4,639,451
Pool #AN1282 3.010% 4/01/28	820,000	793,072
Pool #AN6128 3.270% 7/01/32	1,880,000	1,811,809
Pool #466386 3.430% 10/01/20	2,834,946	2,863,412
Pool #AN0877 3.500% 2/01/31	960,170	956,335
Pool #AB4262 3.500% 1/01/32	3,810,232	3,851,013
Pool #MA1148 3.500% 8/01/42	8,288,939	8,302,538
Pool #MA3305 3.500% 3/01/48	3,253,214	3,239,235
Pool #MA3332 3.500% 4/01/48	8,514,840	8,478,252
Pool #AM7122 3.610% 11/01/34	1,858,779	1,854,162
Pool #AM4407 3.650% 9/01/23	1,881,864	1,922,233
Pool #MA2995 4.000% 5/01/47	3,107,398	3,170,274
Pool #AS9830 4.000% 6/01/47	2,654,369	2,710,152
Pool #MA3027 4.000% 6/01/47	2,637,879	2,691,255

	Principal Amount	Value
Pool #AS9972 4.000% 7/01/47	$2,290,683	$2,338,823
Pool #MA3058 4.000% 7/01/47	4,490,567	4,581,781
Pool #FN0003 4.283% 1/01/21	2,414,624	2,488,215
Pool #468066 4.295% 6/01/21	4,046,817	4,185,134
Pool #AL9106 4.500% 2/01/46	987,123	1,034,243
Federal National Mortgage Association TBA Pool #3430 3.000% 4/30/32 (c)	4,835,000	4,806,292
Pool #515 3.000% 5/30/47 (c)	4,500,000	4,358,672
Pool #1127 3.500% 5/30/47 (c)	8,500,000	8,458,828
Pool #6447 4.000% 4/30/47 (c)	2,080,000	2,120,625
Pool #15801 4.500% 5/30/47 (c)	15,725,000	16,373,656
Government National Mortgage Association
Pool #MA4719 3.500% 9/20/47	8,350,607	8,387,793
Pool #MA4838 4.000% 11/20/47	2,600,805	2,669,178
Pool #MA4264 4.500% 2/20/47	1,012,741	1,057,286
Pool #MA4512 4.500% 6/20/47	7,575,985	7,890,270
Pool #MA3666 5.000% 5/20/46	106,237	111,582
Pool #MA3806 5.000% 7/20/46	670,825	711,493
Pool #MA4072 5.000% 11/20/46	131,544	140,474
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	6,271,932	6,149,433
Pool #MA4127 3.500% 12/20/46	4,126,450	4,147,405
Pool #MA4382 3.500% 4/20/47	885,066	889,560
Pool #MA4454 5.000% 5/20/47	3,447,249	3,628,229
Government National Mortgage Association II TBA Pool #24 3.000% 4/30/47 (c)	5,045,000	4,934,641
Pool #471 3.500% 4/30/47 (c)	2,910,000	2,920,003
Pool #1767 4.000% 4/30/47 (c)	2,575,000	2,638,570

		256,998,013

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $275,618,846)		268,533,395

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds & Notes — 24.5%
U.S. Treasury Bond 3.125% 5/15/48	55,925,000	57,462,065
U.S. Treasury Inflation Index 1.000% 2/15/48	2,097,524	2,167,960
U.S. Treasury Note 2.500% 5/31/20	15,585,000	15,577,208
2.625% 6/30/23	43,020,000	42,808,260
2.750% 4/30/23	58,470,000	58,523,447
2.750% 5/31/23	970,000	971,393
2.750% 2/15/28	21,375,000	21,188,302

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.875% 5/15/28	$13,085,000	$13,111,578

		211,810,213

TOTAL U.S. TREASURY OBLIGATIONS (Cost $209,677,586)		211,810,213

TOTAL BONDS & NOTES (Cost $883,241,830)		876,949,566

TOTAL LONG-TERM INVESTMENTS (Cost $883,241,830)		876,949,566

SHORT-TERM INVESTMENTS — 9.6%
Repurchase Agreement — 6.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	51,330,066	51,330,066

Sovereign Debt Obligations — 1.7%
Japan Treasury Discount Bill JPY (e) 0.000% 7/02/18	915,000,000	8,264,463
0.000% 8/06/18	695,000,000	6,278,119

		14,542,582

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	26,938	26,938

U.S. Treasury Bill — 1.9%
U.S. Treasury Bill 0.000% 9/13/18 (f)	1,076,000	1,071,899
0.000% 10/11/18	15,592,000	15,507,628

		16,579,527

TOTAL SHORT-TERM INVESTMENTS (Cost $82,808,905)		82,479,113

Value
TOTAL INVESTMENTS — 111.2% (Cost $966,050,735) (g)	$959,428,679

Other Assets/(Liabilities) — (11.2)%	(96,333,552)

NET ASSETS — 100.0%	$863,095,127

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $89,741,081 or 10.40% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Maturity value of $51,334,087. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 1/31/24 – 2/15/24, and an aggregate market value, including accrued interest, of $52,359,240.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	915,000,000	Bank of America N.A.	7/02/18	$8,578,420	$313,957

JPY	695,000,000	Goldman Sachs International	8/06/18	6,362,197	70,616

				$14,940,617	$384,573

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Bond	9/19/18	22	$3,483,612	$26,763
U.S. Treasury Note 2 Year	9/28/18	413	87,417,202	67,814
U.S. Treasury Note 5 Year	9/28/18	710	80,272,973	395,230

				$489,807

Futures Contract — Short
Euro-BOBL	9/06/18	147	$(22,575,623)	$(113,552)

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370% 8.729% VRN	4,650	$126,015

TOTAL PREFERRED STOCK (Cost $125,609)		126,015

TOTAL EQUITIES (Cost $125,609)		126,015

	Principal Amount
BONDS & NOTES — 105.6%

BANK LOANS — 4.9%
Auto Parts & Equipment — 0.2%
American Axle and Manufacturing, Inc., Term Loan B, 1 mo. LIBOR + 2.250 4.350% VRN 4/06/24	$760,137	756,017

Building Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.094% VRN 10/31/23	551,338	546,200
Beacon Roofing Supply, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.280% VRN 1/02/25	495,990	492,478
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 4.844% VRN 11/15/23	396,245	394,097

		1,432,775

Commercial Services — 0.5%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.088% VRN 1/15/25	654,972	646,510
Brickman Group Ltd. LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 5.094% VRN 12/18/20	123,484	123,484
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 4.594% VRN 8/18/22	527,703	524,605
Parexel International Corp., Term Loan B, 1 mo. LIBOR + 2.750% 4.844% VRN 9/27/24	79,149	78,654
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 4.844% VRN 5/02/22	592,681	589,178

	Principal Amount	Value
ServiceMaster Co., 2016 Term Loan B, 1 mo. LIBOR + 2.500% 4.594% VRN 11/08/23	$258,687	$257,932
Trans Union LLC, Term Loan B3, 1 mo. LIBOR + 2.000% 4.094% VRN 4/10/23	570,504	568,525

		2,788,888

Computers — 0.1%
Dell International LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.100% VRN 9/07/23	417,975	415,626
Western Digital Corp., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 3.844% VRN 4/29/23	192,845	192,604

		608,230

Entertainment — 0.1%
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.75% 4.843% VRN 8/14/24	110,021	109,197
2 mo. LIBOR + 2.750 4.921% VRN 8/14/24	462,659	459,189

		568,386

Food Service — 0.1%
Aramark Services, Inc., 2018 Term Loan B3, 3 mo. LIBOR + 1.750% 4.084% VRN 3/11/25	648,025	646,813

Foods — 0.1%
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1 mo. LIBOR + 2.000% 4.100% VRN 5/24/24	538,366	534,737

Health Care – Services — 0.2%
HCA, Inc. ., 2018 Term Loan B10, 1 mo. LIBOR + 2.000% 4.094% VRN 3/13/25	558,945	560,136
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750 5.084% VRN 6/07/23	637,051	632,967

		1,193,103

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B6, 3 mo. LIBOR + 2.000% 4.334% VRN 3/27/23	33,393	33,343

Leisure Time — 0.0%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, 2 mo. LIBOR + 1.750% 4.105% VRN 10/19/24	55,226	54,802

Lodging — 0.6%
Boyd Gaming Corp., Term Loan B3, 1 Week LIBOR + 2.500% 4.488% VRN 9/15/23	190,501	190,764

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750 4.844% VRN 12/22/24	$523,160	$521,115
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.344% VRN 4/18/24	364,592	362,313
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 4.094% VRN 11/30/23	514,389	510,212
Golden Nugget, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.750% 4.796% VRN 10/04/23	575,456	574,340
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 3.841% VRN 10/25/23	487,883	487,678
Wyndham Hotels & Resorts, Inc., Term Loan B, 1 mo. LIBOR + 1.750% 3.726% VRN 5/30/25	810,000	807,975

		3,454,397

Manufacturing — 0.1%
Generac Power Systems, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 1.750% 4.058% VRN 5/31/23	298,992	295,629

Media — 0.7%
CBS Radio, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 4.838% VRN 11/17/24	652,446	642,659
Charter Communications Operating LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 4.100% VRN 4/30/25	649,851	648,428
CSC Holdings LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250 4.323% VRN 7/17/25	65,132	64,643
Numericable Group SA, USD Term Loan B12, 3 mo. LIBOR + 3.000% 5.348% VRN 1/31/26	358,245	351,721
Sinclair Television Group, Inc., 2017 Term Loan B, 0.000% 12/12/24	630,000	627,247
Unitymedia Finance LLC, USD Term Loan D, 1 mo. LIBOR + 2.250% 4.323% VRN 1/15/26	460,000	456,058
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750% 4.844% VRN 3/15/24	718,275	693,437
Ziggo Secured Finance Partnership, USD Term Loan E, 1 mo. LIBOR + 2.500% 4.573% VRN 4/15/25	298,250	294,710

		3,778,903

Packaging & Containers — 0.2%
Berry Global, Inc.
Term Loan R, 1 mo. LIBOR + 2.000% 4.046% VRN 1/19/24	345,625	344,833
Term Loan Q, 1 mo. LIBOR + 2.000% 4.094% VRN 10/01/22	300,629	299,986

	Principal Amount	Value
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 4.844% VRN 2/05/23	$590,477	$588,753

		1,233,572

Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc., USD Term Loan B, 1 mo. LIBOR + 2.250% 4.344% VRN 5/20/24	298,210	297,789
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.250 4.844% VRN 3/01/24	640,647	638,143
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000 4.983% VRN 6/01/25	431,313	429,562

		1,365,494

Real Estate Investment Trusts (REITS) — 0.3%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000% 4.094% VRN 4/25/23	577,857	574,424
Realogy Group LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.250% 4.296% VRN 2/08/25	806,698	804,181
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.084% VRN 12/20/24	446,364	442,878

		1,821,483

Retail — 0.5%
1011778 B.C. ULC, Term Loan B3, 1 mo. LIBOR + 2.250% 4.344% VRN 2/16/24	528,747	526,103
Academy, Ltd., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 5.983% VRN 7/01/22	301,981	250,559
Albertsons LLC
USD 2017 Term Loan B4, 1 mo. LIBOR + 2.750% 4.844% VRN 8/25/21	436,104	431,547
USD 2017 Term Loan B6, 3 mo. LIBOR + 3.000% 5.319% VRN 6/22/23	205,463	203,094
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.584% VRN 1/28/23	344,307	341,366
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.750% 4.850% VRN 8/19/22	338,160	337,629
PetSmart, Inc., Term Loan B2, 1 mo. LIBOR + 3.000% 5.010% VRN 3/11/22	437,537	360,802

		2,451,100

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
ON Semiconductor Corp., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 1.750% 3.844% VRN 3/31/23	$407,796	$407,286

Software — 0.1%
First Data Corp., 2024 USD Term Loan, 1 mo. LIBOR + 2.000 4.091% VRN 4/26/24	643,624	639,370
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.750% 4.844% VRN 6/21/24	11,965	11,898
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.750% 4.844% VRN 6/21/24	80,803	80,348

		731,616

Telecommunications — 0.3%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 4.844% VRN 1/31/25	148,153	145,004
Level 3 Financing, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.250 4.334% VRN 2/22/24	636,000	633,615
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.625% VRN 2/02/24	140,930	140,166
UPC Financing Partnership, USD Term Loan AR, 1 mo. LIBOR + 2.500% 4.573% VRN 1/15/26	470,000	464,257
Virgin Media Bristol LLC, Term Loan K, 1 mo. LIBOR + 2.500% 4.573% VRN 1/15/26	393,954	390,755

		1,773,797

Transportation — 0.1%
Global Medical Response, Inc., 2018 Term Loan B1, 1 mo. LIBOR + 3.250% 5.280% VRN 4/28/22	223,318	216,665
XPO Logistics, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 4.091% VRN 2/24/25	491,018	486,545

		703,210

TOTAL BANK LOANS (Cost $27,053,189)		26,633,581

CORPORATE DEBT — 26.9%
Aerospace & Defense — 0.4%
Boeing Capital Corp. 4.700% 10/27/19	150,000	153,820
The Boeing Co. 4.875% 2/15/20	10,000	10,328
6.000% 3/15/19	130,000	132,939

	Principal Amount	Value
Harris Corp. 5.054% 4/27/45	$80,000	$82,729
Lockheed Martin Corp. 3.550% 1/15/26	350,000	343,972
4.500% 5/15/36	60,000	62,271
Northrop Grumman Corp. 2.930% 1/15/25	340,000	322,783
3.250% 1/15/28	730,000	685,808
Raytheon Co. 3.125% 10/15/20	120,000	120,558
United Technologies Corp. 4.500% 6/01/42	100,000	98,821

		2,014,029

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	160,000	156,222
4.750% 5/05/21	290,000	301,185
9.250% 8/06/19	180,000	192,273
BAT Capital Corp. 3.557% 8/15/27 (a)	1,220,000	1,135,090
4.540% 8/15/47 (a)	430,000	401,520
Philip Morris International, Inc. 1.875% 11/01/19	610,000	602,118
2.500% 8/22/22	80,000	77,068
2.500% 11/02/22	350,000	335,781
2.900% 11/15/21	240,000	236,251
4.500% 3/20/42	80,000	78,372
Reynolds American, Inc. 3.250% 6/12/20	65,000	64,933
5.850% 8/15/45	190,000	207,422
8.125% 6/23/19	10,000	10,482

		3,798,717

Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A, 6.821% 2/10/24	163,204	177,860

Auto Manufacturers — 0.3%
BMW US Capital LLC 1.850% 9/15/21 (a)	60,000	57,215
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	199,938
Ford Motor Co. 4.750% 1/15/43	140,000	121,004
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	197,747
8.125% 1/15/20	420,000	449,772
General Motors Co. 5.150% 4/01/38	40,000	38,069
6.250% 10/02/43	300,000	310,891
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	107,536
3.450% 4/10/22	30,000	29,479

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 5/15/23	$10,000	$9,976
4.375% 9/25/21	80,000	81,542

		1,603,169

Banks — 8.5%
Banco Santander SA 3.459% FRN 4/12/23 (b)	200,000	199,755
3.800% 2/23/28	200,000	182,676
3.848% 4/12/23	400,000	391,197
4.379% 4/12/28	200,000	191,225
Bank of America Corp. 3.004% VRN 12/20/23 (b)	270,000	261,775
3.300% 1/11/23	90,000	88,680
3.419% VRN 12/20/28 (b)	770,000	725,089
3.500% 4/19/26	290,000	280,508
3.550% VRN 3/05/24 (b)	470,000	465,188
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	1,833,095
3.946% VRN 1/23/49 (b)	820,000	738,455
4.000% 4/01/24	270,000	272,365
4.000% 1/22/25	270,000	266,531
4.125% 1/22/24	290,000	294,773
4.200% 8/26/24	380,000	381,983
4.450% 3/03/26	50,000	50,116
5.000% 1/21/44	510,000	540,187
3 mo. USD LIBOR + 3.705% 6.250% VRN 9/29/49	200,000	209,000
Barclays PLC 4.972% VRN 5/16/29 (b)	230,000	227,865
BNP Paribas SA 4.375% VRN 3/01/33 (a) (b)	220,000	206,367
4.625% 3/13/27 (a)	260,000	255,197
CIT Group, Inc. 5.250% 3/07/25	130,000	130,975
Citigroup, Inc. 3.520% VRN 10/27/28 (b)	1,400,000	1,315,355
4.125% 7/25/28	360,000	344,660
4.300% 11/20/26	1,070,000	1,044,097
4.400% 6/10/25	340,000	338,143
4.450% 9/29/27	610,000	600,016
4.650% 7/30/45	441,000	438,849
4.750% 5/18/46	40,000	38,037
5.300% 5/06/44	16,000	16,472
3 mo. USD LIBOR + 3.466% 5.350% VRN 12/31/49	100,000	98,745
5.500% 9/13/25	170,000	180,489
3 mo. USD LIBOR + 4.230% 5.900% VRN 12/29/49	40,000	40,700
3 mo. USD LIBOR + 4.068% 5.950% VRN 7/29/49	100,000	101,750
3 mo. USD LIBOR + 3.905% 5.950% VRN 12/29/49	500,000	504,375
3 mo. USD LIBOR + 3.423% 6.300% VRN 12/29/49	150,000	152,237

	Principal Amount	Value
6.625% 6/15/32	$20,000	$23,564
8.125% 7/15/39	10,000	14,066
Commonwealth Bank of Australia 3.900% 7/12/47 (a)	400,000	372,810
5.000% 10/15/19 (a)	70,000	71,804
Cooperatieve Rabobank UA 4.375% 8/04/25	1,380,000	1,352,996
4.625% 12/01/23	250,000	251,818
4.750% 1/15/20 (a)	490,000	501,754
5.250% 8/04/45	295,000	307,832
3 mo. USD LIBOR + 10.868% 11.000% VRN 12/29/49 (a)	210,000	224,963
Credit Agricole SA 2.500% 4/15/19 (a)	250,000	249,457
4.000% VRN 1/10/33 (a) (b)	790,000	721,119
3 mo. USD LIBOR + 6.982% 8.375% VRN 10/29/49 (a)	480,000	499,200
Credit Suisse Group AG 4.282% 1/09/28 (a)	350,000	340,461
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	499,961
4.875% 5/15/45	260,000	256,620
Goldman Sachs Capital II 3 mo. USD LIBOR +.768% 4.000% VRN 12/29/49	18,000	15,131
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	188,443
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	2,140,000	2,028,684
3.850% 7/08/24	90,000	89,244
4.000% 3/03/24	100,000	100,070
4.250% 10/21/25	260,000	256,188
4.750% 10/21/45	180,000	178,139
5.150% 5/22/45	1,200,000	1,194,266
5.250% 7/27/21	100,000	105,093
6.000% 6/15/20	290,000	304,990
6.250% 2/01/41	770,000	899,022
6.750% 10/01/37	80,000	94,947
HSBC Holdings PLC 3.400% 3/08/21	490,000	489,823
3.900% 5/25/26	370,000	361,797
4.250% 8/18/25	330,000	323,989
4.300% 3/08/26	500,000	501,275
4.583% VRN 6/19/29 (b)	720,000	727,225
6.250% VRN 12/31/99 (b)	480,000	471,000
6.500% 9/15/37	300,000	349,980
6.500% VRN 12/31/99 (b)	480,000	460,800
ING Bank NV 5.800% 9/25/23 (a)	210,000	222,523
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	300,000	276,897
3.375% 1/12/23 (a)	210,000	193,031
3.875% 7/14/27 (a)	580,000	500,456

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 1/12/28 (a)	$280,000	$240,021
4.375% 1/12/48 (a)	600,000	467,040
5.017% 6/26/24 (a)	900,000	816,899
5.710% 1/15/26 (a)	200,000	182,872
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	79,466
3.875% 9/10/24	300,000	297,218
4.125% 12/15/26	1,500,000	1,481,054
4.250% 10/01/27	70,000	69,488
4.350% 8/15/21	40,000	41,135
4.950% 6/01/45	290,000	295,155
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (b)	200,000	184,526
4.375% 3/22/28	200,000	197,304
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	157,081
Morgan Stanley 3.772% VRN 1/24/29 (b)	1,050,000	1,011,495
5.500% 7/24/20	200,000	208,928
Nordea Bank AB 4.875% 5/13/21 (a)	390,000	401,028
Royal Bank of Canada 2.150% 10/26/20	240,000	234,481
3.200% 4/30/21	270,000	269,883
Royal Bank of Scotland Group PLC 4.519% VRN 6/25/24 (b)	200,000	200,143
6.000% 12/19/23	240,000	251,850
6.100% 6/10/23	790,000	832,028
6.125% 12/15/22	110,000	115,765
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	49,045
Santander UK PLC 2.375% 3/16/20	140,000	137,877
Standard Chartered PLC 5.700% 3/26/44 (a)	470,000	490,595
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	220,568
Svenska Handelsbanken AB 3.350% 5/24/21	250,000	250,365
The Toronto Dominion Bank 3.250% 6/11/21	330,000	329,902
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	500,000	488,807
4.125% 9/24/25 (a)	210,000	208,533
4.253% 3/23/28 (a)	700,000	695,504
US Bank NA/Cincinnati OH 3.150% 4/26/21	270,000	270,605
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%
5.570% VRN 3/29/49	630,000	621,338
Wells Fargo & Co. 3.000% 10/23/26	350,000	323,168
3.450% 2/13/23	120,000	117,604

	Principal Amount	Value
4.300% 7/22/27	$660,000	$650,421
4.400% 6/14/46	180,000	164,791
4.480% 1/16/24	991,000	1,010,828
4.600% 4/01/21	40,000	41,302
4.650% 11/04/44	100,000	95,263
4.750% 12/07/46	890,000	861,234
4.900% 11/17/45	880,000	869,136
5.375% 11/02/43	110,000	114,864
3 mo. USD LIBOR + 3.990% 5.875% VRN 12/29/49	70,000	72,188
Westpac Banking Corp. 2.300% 5/26/20	50,000	49,191
2.600% 11/23/20	280,000	275,574

		45,871,928

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	187,381
3.300% 2/01/23	210,000	208,244
3.650% 2/01/26	790,000	773,365
4.900% 2/01/46	900,000	925,541
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	231,715
4.000% 4/13/28	400,000	399,071
Cott Holdings, Inc. 5.500% 4/01/25 (a)	150,000	145,875
Diageo Capital PLC 4.828% 7/15/20	200,000	206,807
Diageo Investment Corp. 2.875% 5/11/22	150,000	147,769
Molson Coors Brewing Co. 3.000% 7/15/26	160,000	145,340
3.500% 5/01/22	30,000	29,890
PepsiCo, Inc. 4.000% 3/05/42	50,000	49,061
Pernod Ricard SA 4.450% 1/15/22 (a)	250,000	257,050

		3,707,109

Biotechnology — 0.2%
Amgen, Inc. 2.125% 5/01/20	60,000	58,985
3.625% 5/22/24	30,000	29,875
4.663% 6/15/51	34,000	33,619
Celgene Corp. 2.250% 8/15/21	240,000	230,874
3.550% 8/15/22	40,000	39,696
3.625% 5/15/24	40,000	39,024
3.875% 8/15/25	10,000	9,732
5.000% 8/15/45	210,000	205,630
5.250% 8/15/43	70,000	71,646
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	79,039
3.700% 4/01/24	210,000	210,402

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 2/01/45	$10,000	$9,995
4.750% 3/01/46	200,000	206,439

		1,224,956

Chemicals — 0.2%
Equate Petrochemical BV 4.250% 11/03/26 (a)	230,000	222,873
Nutrien Ltd. 4.875% 3/30/20	50,000	51,035
OCP SA 4.500% 10/22/25 (a)	330,000	313,830
Syngenta Finance NV 3.933% 4/23/21 (a)	400,000	398,986

		986,724

Commercial Services — 0.1%
Ashtead Capital, Inc. 4.375% 8/15/27 (a)	200,000	186,000
Ecolab, Inc. 4.350% 12/08/21	41,000	42,318
UBM PLC 5.750% 11/03/20 (a)	110,000	112,173
United Rentals North America, Inc. 4.875% 1/15/28	30,000	27,779
5.500% 7/15/25	110,000	110,825
5.875% 9/15/26	90,000	90,900

		569,995

Computers — 0.4%
Apple, Inc. 1.550% 8/04/21	210,000	201,255
2.000% 11/13/20	270,000	265,036
2.450% 8/04/26	370,000	339,601
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	630,000	631,586
4.420% 6/15/21 (a)	970,000	984,184

		2,421,662

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	150,894
4.500% 5/15/21	160,000	163,020
Series WI, 5.000% 10/01/21	150,000	154,562
Ally Financial, Inc. 3.500% 1/27/19	80,000	79,900
7.500% 9/15/20	236,000	252,520
American Express Credit Corp. 2.375% 5/26/20	280,000	275,936
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,413,461
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	210,158
4.418% 11/15/35	380,000	368,136

	Principal Amount	Value
ILFC E-Capital Trust II 4.820% VRN 12/21/65 (a) (b)	$10,000	$9,250
International Lease Finance Corp. 5.875% 8/15/22	70,000	74,236
8.625% 1/15/22	180,000	206,508
KKR Group Finance Co. II LLC 5.500% 2/01/43 (a)	20,000	20,866
Quicken Loans, Inc. 5.750% 5/01/25 (a)	40,000	39,151
Synchrony Financial 2.700% 2/03/20	200,000	197,891
Visa, Inc. 3.150% 12/14/25	1,020,000	986,726
4.300% 12/14/45	260,000	270,164

		4,873,379

Electric — 0.9%
AES Corp. 4.875% 5/15/23	130,000	129,675
5.500% 4/15/25	83,000	83,623
Duke Energy Corp. 3.750% 4/15/24	100,000	99,787
3.950% 8/15/47	70,000	63,892
Exelon Corp. 5.625% 6/15/35	290,000	335,596
FirstEnergy Corp. 3.900% 7/15/27	710,000	688,778
4.250% 3/15/23	310,000	314,973
4.850% 7/15/47	240,000	245,394
7.375% 11/15/31	1,260,000	1,633,029
Pacific Gas & Electric Co. 3.300% 12/01/27	420,000	377,137
5.800% 3/01/37	110,000	114,986
6.050% 3/01/34	520,000	561,532

		4,648,402

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,513

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	39,600

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	89,143
4.600% 3/01/21	30,000	31,007
7.375% 5/15/29	50,000	62,344

		182,494

Foods — 0.4%
Danone SA 2.077% 11/02/21 (a)	250,000	238,994
2.589% 11/02/23 (a)	310,000	291,957
2.947% 11/02/26 (a)	550,000	505,648

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. 3.000% 6/01/26	$80,000	$72,042
3.500% 7/15/22	80,000	79,070
3.950% 7/15/25	90,000	87,480
4.000% 6/15/23	20,000	19,940
4.375% 6/01/46	300,000	259,531
4.875% 2/15/25 (a)	122,000	124,382
5.000% 7/15/35	80,000	78,809
5.000% 6/04/42	40,000	38,188
5.200% 7/15/45	70,000	68,098
5.375% 2/10/20	136,000	140,648
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (a)	120,000	116,700
WM Wrigley Jr. Co. 2.400% 10/21/18 (a)	40,000	39,972
2.900% 10/21/19 (a)	130,000	129,670
3.375% 10/21/20 (a)	10,000	10,028

		2,301,157

Health Care – Products — 0.5%
Abbott Laboratories 3.750% 11/30/26	210,000	206,414
4.750% 11/30/36	140,000	147,448
4.900% 11/30/46	360,000	387,550
Becton Dickinson & Co.
3.363% 6/06/24	750,000	720,438
3.734% 12/15/24	65,000	63,456
4.685% 12/15/44	50,000	48,464
Medtronic, Inc.
3.125% 3/15/22	180,000	178,639
3.500% 3/15/25	660,000	653,080
4.625% 3/15/45	190,000	201,409

		2,606,898

Health Care – Services — 0.6%
Aetna, Inc. 2.800% 6/15/23	40,000	38,113
Anthem, Inc. 2.950% 12/01/22	330,000	320,496
3.125% 5/15/22	50,000	49,255
3.350% 12/01/24	120,000	115,927
3.650% 12/01/27	510,000	483,118
3.700% 8/15/21	70,000	70,601
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,926
Centene Corp. 4.750% 5/15/22	140,000	140,875
4.750% 1/15/25	80,000	79,600
5.625% 2/15/21	70,000	71,479
6.125% 2/15/24	170,000	179,137
Fresenius Medical Care US Finance II, Inc. 4.125% 10/15/20 (a)	50,000	50,503
4.750% 10/15/24 (a)	70,000	71,998
5.875% 1/31/22 (a)	50,000	52,997

	Principal Amount	Value
HCA, Inc. 4.500% 2/15/27	$40,000	$37,650
5.000% 3/15/24	50,000	50,000
5.250% 6/15/26	60,000	59,592
5.500% 6/15/47	130,000	119,275
5.875% 3/15/22	250,000	260,625
5.875% 5/01/23	30,000	31,125
7.500% 2/15/22	40,000	43,500
Humana, Inc. 3.150% 12/01/22	40,000	38,935
3.950% 3/15/27	190,000	186,840
4.625% 12/01/42	70,000	69,811
4.800% 3/15/47	10,000	10,273
4.950% 10/01/44	60,000	62,585
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	248,507
2.875% 12/15/21	160,000	158,407
3.750% 7/15/25	50,000	50,008
5.800% 3/15/36	70,000	82,895

		3,253,053

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	115,656
4.750% 11/29/27	60,000	56,268
NVR, Inc. 3.950% 9/15/22	100,000	100,646
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.250% 4/15/21 (a)	60,000	60,000
Toll Brothers Finance Corp. 4.375% 4/15/23	110,000	107,800

		440,370

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	59,250

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	190,000	188,237
3.850% 4/01/23	170,000	167,452
4.200% 4/01/26	140,000	135,248

		490,937

Insurance — 0.3%
Ambac Assurance Corp. 5.100% 6/07/20 (a)	4,362	5,845
Ambac LSNI LLC 7.337% FRN 2/12/23 (a) (b)	20,969	21,284
American International Group, Inc. 3 mo. USD LIBOR + 2.056% 6.250% VRN 3/15/87	234,000	241,020

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial, Inc. 4.700% 6/22/47	$70,000	$57,689
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	68,754
MetLife Capital Trust IV 7.875% 12/15/67 (a)	200,000	247,984
MetLife, Inc. 6.400% 12/15/66	190,000	201,400
Nuveen Finance LLC 2.950% 11/01/19 (a)	150,000	149,415
Reliance Standard Life Global Funding II 2.500% 1/15/20 (a)	90,000	89,056
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (a)	200,000	210,536
6.850% 12/16/39 (a)	22,000	29,129
Voya Financial, Inc. 5.700% 7/15/43	160,000	175,895

		1,498,007

Internet — 0.2%
Amazon.com, Inc. 3.150% 8/22/27	470,000	450,114
3.875% 8/22/37	160,000	156,178
4.050% 8/22/47	210,000	205,717
4.950% 12/05/44	180,000	199,745

		1,011,754

Iron & Steel — 0.1%
ArcelorMittal 6.250% STEP 2/25/22	50,000	53,187
7.000% STEP 10/15/39	60,000	68,892
Vale Overseas Ltd. 6.875% 11/21/36	361,000	405,295

		527,374

Leisure Time — 0.0%
NCL Corp. Ltd. 4.750% 12/15/21 (a)	32,000	31,920

Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/01/27	270,000	260,550

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,324
2.250% 4/17/19	100,000	99,738

		139,062

Media — 1.0%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	23,624
6.650% 11/15/37	120,000	148,952

	Principal Amount	Value
Altice France SA 7.375% 5/01/26 (a)	$530,000	$518,181
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	50,000	45,750
5.125% 5/01/27 (a)	110,000	102,919
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	300,000	299,619
4.200% 3/15/28	270,000	252,768
4.908% 7/23/25	340,000	343,361
5.375% 4/01/38	480,000	453,431
5.750% 4/01/48	10,000	9,681
6.484% 10/23/45	160,000	168,646
6.834% 10/23/55	60,000	64,326
Comcast Corp. 3.375% 8/15/25	170,000	163,070
3.900% 3/01/38	450,000	408,360
3.999% 11/01/49	55,000	48,342
4.200% 8/15/34	160,000	152,789
4.250% 1/15/33	20,000	19,531
DISH DBS Corp. 5.875% 7/15/22	50,000	47,000
5.875% 11/15/24	440,000	372,350
Myriad International Holdings B.V. 4.850% 7/06/27 (a)	430,000	420,876
NBCUniversal Media LLC 4.375% 4/01/21	170,000	174,408
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	140,713
5.875% 11/15/40	200,000	195,662
6.550% 5/01/37	10,000	10,609
6.750% 6/15/39	120,000	127,930
7.300% 7/01/38	210,000	238,037
8.250% 4/01/19	230,000	238,565
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	24,693
Viacom, Inc. 3.875% 4/01/24	30,000	29,025
4.250% 9/01/23	50,000	49,714
Warner Media LLC 4.750% 3/29/21	200,000	206,377
6.250% 3/29/41	20,000	21,746

		5,521,055

Mining — 0.9%
Alcoa Nederland Holding BV 6.750% 9/30/24 (a)	240,000	253,102
Anglo American Capital PLC 3.625% 9/11/24 (a)	560,000	530,214
3.750% 4/10/22 (a)	200,000	198,562
Barrick Gold Corp. 5.250% 4/01/42	80,000	83,668

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barrick North America Finance LLC 4.400% 5/30/21	$44,000	$45,518
5.700% 5/30/41	180,000	199,675
5.750% 5/01/43	210,000	233,923
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	19,752
5.000% 9/30/43	300,000	336,603
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (a)	500,000	542,250
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	165,750
5.450% 3/15/43	96,000	84,211
6.875% 2/15/23	20,000	21,074
Glencore Funding LLC 2.875% 4/16/20 (a)	80,000	79,148
4.000% 3/27/27 (a)	930,000	877,850
4.125% 5/30/23 (a)	170,000	169,628
Southern Copper Corp. 5.250% 11/08/42	870,000	861,073

		4,702,001

Miscellaneous – Manufacturing — 0.4%
Eaton Corp. 2.750% 11/02/22	570,000	553,414
General Electric Co. 5.500% 1/08/20	40,000	41,462
4.375% 9/16/20	60,000	61,454
5.300% 2/11/21	75,000	78,464
4.650% 10/17/21	170,000	176,819
6.150% 8/07/37	330,000	386,214
5.875% 1/14/38	216,000	245,099
6.875% 1/10/39	396,000	501,473
4.500% 3/11/44	60,000	58,825

		2,103,224

Oil & Gas — 3.2%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	401,351
5.550% 3/15/26	20,000	21,434
6.450% 9/15/36	60,000	69,339
6.600% 3/15/46	430,000	516,801
Antero Resources Corp. 5.375% 11/01/21	10,000	10,125
Apache Corp. 4.250% 1/15/44	370,000	327,117
4.750% 4/15/43	90,000	85,537
5.100% 9/01/40	460,000	452,605
6.000% 1/15/37	30,000	32,709
BP Capital Markets PLC 3.119% 5/04/26	290,000	277,117
3.216% 11/28/23	300,000	294,248
3.506% 3/17/25	110,000	109,071
3.535% 11/04/24	110,000	109,152
3.561% 11/01/21	20,000	20,195
3.588% 4/14/27	330,000	325,296

	Principal Amount	Value
Chesapeake Energy Corp. 5.750% 3/15/23	$10,000	$9,450
8.000% 12/15/22 (a)	8,000	8,398
Chevron Corp. 2.954% 5/16/26	190,000	182,283
Cimarex Energy Co. 3.900% 5/15/27	290,000	278,461
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,002,190
Concho Resources, Inc. 4.300% 8/15/28 (c)	230,000	230,535
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	154,044
Continental Resources, Inc. 4.375% 1/15/28	110,000	109,355
4.500% 4/15/23	10,000	10,148
Devon Energy Corp. 3.250% 5/15/22	100,000	98,302
5.000% 6/15/45	330,000	335,704
5.600% 7/15/41	400,000	431,470
5.850% 12/15/25	170,000	187,151
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,232,985
Ensco PLC 8.000% 1/31/24	105,000	105,525
EOG Resources, Inc. 4.150% 1/15/26	120,000	122,735
Exxon Mobil Corp. 3.043% 3/01/26	210,000	204,262
4.114% 3/01/46	520,000	529,278
KazMunayGas National Co. JSC 5.375% 4/24/30 (a)	200,000	200,436
Kerr-McGee Corp. 6.950% 7/01/24	230,000	260,967
7.875% 9/15/31	160,000	202,903
Noble Energy, Inc. 3.850% 1/15/28	240,000	229,353
4.950% 8/15/47	120,000	120,129
5.250% 11/15/43	120,000	122,088
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	122,791
3.125% 2/15/22	120,000	119,700
3.400% 4/15/26	170,000	166,131
4.100% 2/15/47	520,000	508,118
4.400% 4/15/46	50,000	50,458
4.625% 6/15/45	80,000	83,658
Petrobras Global Finance BV 5.299% 1/27/25 (a)	2,191,000	2,024,484
5.999% 1/27/28 (a)	900,000	814,500
6.125% 1/17/22	89,000	90,513
6.250% 3/17/24	332,000	329,178
7.375% 1/17/27	260,000	259,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 6.375% 1/23/45	$220,000	$202,620
6.625% 6/15/35	763,000	745,832
6.875% 8/04/26	160,000	168,160
QEP Resources, Inc. 6.875% 3/01/21	170,000	180,625
Range Resources Corp. 4.875% 5/15/25	30,000	28,125
5.000% 3/15/23	200,000	193,500
5.875% 7/01/22	10,000	10,125
Shell International Finance BV 2.875% 5/10/26	380,000	361,106
4.000% 5/10/46	600,000	581,097
4.375% 3/25/20	210,000	215,462
4.375% 5/11/45	190,000	194,728
4.550% 8/12/43	100,000	104,715
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (a)	330,000	336,520
Whiting Petroleum Corp. 6.250% 4/01/23	50,000	51,250
6.625% 1/15/26 (a)	110,000	113,300
WPX Energy, Inc. 8.250% 8/01/23	30,000	33,975

		17,510,595

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	54,804
Halliburton Co. 3.800% 11/15/25	240,000	238,283
4.850% 11/15/35	30,000	31,022
5.000% 11/15/45	500,000	532,719
Schlumberger Holdings Corp. 3.000% 12/21/20 (a)	190,000	188,861
4.000% 12/21/25 (a)	150,000	149,499
Schlumberger Norge AS 4.200% 1/15/21 (a)	10,000	10,217

		1,205,405

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	60,000	59,250
5.750% 10/15/20	9,691	9,728
6.875% STEP 2/15/21	51,981	52,630
WestRock RKT Co. 3.500% 3/01/20	80,000	80,159
4.000% 3/01/23	30,000	30,366

		232,133

	Principal Amount	Value
Pharmaceuticals — 1.5%
AbbVie, Inc. 2.900% 11/06/22	$80,000	$77,630
3.600% 5/14/25	130,000	125,906
Allergan Funding SCS 3.450% 3/15/22	30,000	29,520
3.800% 3/15/25	180,000	174,788
4.550% 3/15/35	440,000	416,307
4.750% 3/15/45	141,000	135,730
Cardinal Health, Inc. 2.616% 6/15/22	130,000	124,620
3.079% 6/15/24	170,000	160,163
CVS Health Corp. 2.750% 12/01/22	120,000	115,011
3.350% 3/09/21	190,000	189,791
3.700% 3/09/23	940,000	935,233
3.875% 7/20/25	124,000	120,148
4.100% 3/25/25	310,000	308,357
4.300% 3/25/28	1,850,000	1,824,857
5.050% 3/25/48	160,000	162,831
5.125% 7/20/45	350,000	354,648
CVS Pass-Through Trust 5.298% 1/11/27 (a)	8,534	8,742
5.880% 1/10/28	94,955	100,772
6.036% 12/10/28	82,545	87,896
6.943% 1/10/30	70,532	79,292
Eli Lilly & Co. 3.100% 5/15/27	140,000	134,009
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	176,954
Johnson & Johnson 3.625% 3/03/37	690,000	674,269
Merck & Co., Inc. 2.750% 2/10/25	120,000	114,719
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	100,000	91,016
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	190,000	181,963
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	97,623
2.200% 7/21/21	660,000	612,174
Valeant Pharmaceuticals International 8.500% 1/31/27 (a)	40,000	40,500
9.250% 4/01/26 (a)	50,000	51,937
Valeant Pharmaceuticals International, Inc. 5.625% 12/01/21 (a)	50,000	49,188
7.000% 3/15/24 (a)	170,000	178,236
7.500% 7/15/21 (a)	270,000	274,219
9.000% 12/15/25 (a)	50,000	51,810

		8,260,859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 0.8%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	$150,000	$148,687
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	362,879
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,177
5.875% 3/01/22	100,000	105,760
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	44,191
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	109,697
3.500% 9/01/23	120,000	116,600
Kinder Morgan, Inc. 4.300% 3/01/28	50,000	48,575
5.300% 12/01/34	90,000	89,135
MPLX LP 4.000% 3/15/28	140,000	133,151
4.500% 4/15/38	290,000	267,858
4.700% 4/15/48	520,000	482,147
4.875% 12/01/24	150,000	154,645
4.875% 6/01/25	140,000	143,944
Southern Natural Gas Co. LLC 8.000% 3/01/32	48,000	62,067
The Williams Cos., Inc. 7.750% 6/15/31	580,000	696,684
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	480,000	581,730
The Williams Cos., Inc. 7.500% 1/15/31	330,000	392,485
Williams Partners LP 5.250% 3/15/20	130,000	134,015

		4,104,427

Real Estate Investment Trusts (REITS) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (a)	220,000	217,348
4.750% 9/17/44 (a)	250,000	254,037

		471,385

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (a)	150,000	141,930
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (a)	90,000	82,746
McDonald’s Corp. 3.500% 3/01/27	320,000	312,696
3.700% 1/30/26	200,000	198,569
QVC, Inc. 5.950% 3/15/43	10,000	9,436
The TJX Cos., Inc. 2.250% 9/15/26	30,000	26,752

	Principal Amount	Value
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	$260,000	$242,334
Walmart, Inc. 3.700% 6/26/28	560,000	564,718

		1,579,181

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	200,000	185,532
3.875% 1/15/27	40,000	37,834
Intel Corp. 3.700% 7/29/25	70,000	70,458
3.734% 12/08/47	54,000	50,876

		344,700

Software — 0.9%
First Data Corp. 5.000% 1/15/24 (a)	280,000	277,900
7.000% 12/01/23 (a)	20,000	20,832
Microsoft Corp. 1.550% 8/08/21	360,000	345,207
2.400% 2/06/22	540,000	528,550
2.400% 8/08/26	1,620,000	1,498,574
2.700% 2/12/25	100,000	95,907
2.875% 2/06/24	380,000	372,020
3.300% 2/06/27	690,000	679,429
3.750% 2/12/45	400,000	392,029
3.950% 8/08/56	100,000	97,756
4.100% 2/06/37	170,000	177,119
salesforce.com, Inc. 3.250% 4/11/23	270,000	268,417
3.700% 4/11/28	90,000	89,356

		4,843,096

Telecommunications — 1.4%
America Movil SAB de CV 5.000% 3/30/20	330,000	339,115
AT&T, Inc. 3.000% 2/15/22	60,000	58,583
3.400% 5/15/25	580,000	543,889
4.350% 6/15/45	150,000	127,071
4.500% 3/09/48	166,000	143,107
5.800% 2/15/19	200,000	203,433
Bharti Airtel Ltd. 4.375% 6/10/25 (a)	440,000	405,136
CommScope Technologies LLC 5.000% 3/15/27 (a)	90,000	84,712
Qwest Corp. 6.875% 9/15/33	85,000	79,701
Sprint Corp. 7.250% 9/15/21	80,000	83,200
7.625% 2/15/25	420,000	428,404
7.875% 9/15/23	30,000	31,106

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (a)	$162,500	$160,672
4.738% 3/20/25 (a)	220,000	218,306
Telefonica Emisiones SAU 4.103% 3/08/27	300,000	290,125
5.213% 3/08/47	150,000	144,587
5.877% 7/15/19	80,000	82,291
Verizon Communications, Inc. 2.625% 8/15/26	230,000	204,134
3.376% 2/15/25	100,000	95,727
3.500% 11/01/24	160,000	154,757
4.125% 3/16/27	720,000	712,542
4.329% 9/21/28 (a)	390,000	386,530
4.500% 8/10/33	330,000	319,566
4.522% 9/15/48	240,000	218,811
4.862% 8/21/46	130,000	124,224
5.250% 3/16/37	170,000	174,590
5.500% 3/16/47	30,000	31,436
Vodafone Group PLC 4.375% 5/30/28	970,000	958,470
5.250% 5/30/48	520,000	518,561

		7,322,786

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	156,467
3.700% 4/01/27	260,000	255,033

		411,500

Transportation — 0.3%
Union Pacific Corp. 3.750% 7/15/25	190,000	189,845
3.950% 9/10/28	620,000	622,959
4.500% 9/10/48	370,000	376,121
United Parcel Service, Inc. 2.500% 4/01/23	120,000	115,933
3.050% 11/15/27	190,000	180,843

		1,485,701

Trucking & Leasing — 0.1%
DAE Funding LLC 4.500% 8/01/22 (a)	80,000	77,600
5.000% 8/01/24 (a)	80,000	76,840
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	50,000	49,501
5.500% 2/15/24 (a)	60,000	59,237

		263,178

TOTAL CORPORATE DEBT (Cost $147,636,549)		145,122,095

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	$50,000	$56,723
State of California 5.000% 4/01/42	70,000	76,609
5.000% 11/01/43	50,000	55,906

		189,238

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		189,238

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Automobile ABS — 0.1%
Hertz Vehicle Financing II LP, Series 2015-1A, Class C 4.350% 3/25/21 (a)	250,000	248,996
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 1.830% 8/25/19 (a)	40,000	39,964

		288,960

Commercial MBS — 5.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.734% VRN 4/10/49 (b)	56,682	33,969
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 5.979% VRN 8/10/45 (a) (b)	790,404	563,253
BANK, 2017-BNK4, Class XA, 1.610% VRN 5/15/50 (b)	3,745,276	337,668
BBCCRE Trust, Series 2015-GTP, Class E, 4.715% VRN 8/10/33 (a) (b)	1,020,000	909,265
BX Trust Series 2017-APPL, Class A, 1 mo. LIBOR + .880% 2.953% FRN 7/15/34 (a)	434,099	434,341
Series 2017-APPL, Class B, 1 mo. LIBOR + 1.150% 3.223% FRN 7/15/34 (a)	434,099	434,330
Series 2017-IMC, Class F, 6.323% FRN 10/15/32 (a) (b)	1,000,000	1,003,508
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	397,411
CHT Mortgage Trust, Series 2017-CSMO, Class A, 3.003% FRN 11/15/36 (a) (b)	560,000	560,007
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class D, 3.110% 4/10/48 (a)	400,000	309,993
Series 2017-P8, Class A4, 3.465% 9/15/50	500,000	488,813

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-GC27, Class AS, 3.571% 2/10/48	$390,000	$383,782
Series 2016-P6, Class A5, 3.720% VRN 12/10/49 (b)	310,000	310,385
Series 2014-GC19, Class E, 4.564% VRN 3/10/47 (a) (b)	270,000	217,377
Series 2015-GC27, Class D, 4.576% VRN 2/10/48 (a) (b)	740,000	635,355
Cold Storage Trust, Series 2017-ICE3, Class B, 1 mo. LIBOR + 1.250% 3.323% FRN 4/15/36 (a)	740,000	742,477
COMM Mortgage Trust Series 2012-CR1, Class XA, 2.050% VRN 5/15/45 (b)	1,801,495	107,344
Series 2013-LC13, Class E, 3.719% VRN 8/10/46 (a) (b)	440,000	307,505
Series 2015-LC19, Class C, 4.402% VRN 2/10/48 (b)	120,000	118,513
Series 2013-CR9, Class E, 4.404% VRN 7/10/45 (a) (b)	280,000	203,968
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class A, 3.881% 11/15/37 (a)	140,000	141,961
Series 2014-USA, Class A2, 3.953% 9/15/37 (a)	190,000	191,696
Series 2014-USA, Class F, 4.373% 9/15/37 (a)	230,000	192,375
Series 2014-USA, Class E, 4.373% 9/15/37 (a)	240,000	216,809
Series 2006-C5, Class AJ, 5.373% 12/15/39	138,659	110,794
Series 2007-C5, Class AM, 5.869% VRN 9/15/40 (b)	31,601	29,625
CSAIL Commercial Mortgage Trust Series 2018-CX11, Class A5, 4.033% VRN 4/15/51 (b)	720,000	731,592
Series 2015-C3, Class C, 4.502% VRN 8/15/48 (b)	430,000	418,041
CSMC Trust Series 2017-LSTK, Class A, 2.761% 4/05/33 (a)	430,000	423,970
Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620% 7.693% FRN 7/15/32 (a)	1,700,000	1,693,656
FREMF Mortgage Trust, Series 2012-K20, Class X2A 0.200% 5/25/45 (a)	3,322,365	20,407
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750% 2.823% FRN 11/15/34 (a)	121,686	115,245
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, 5.677% VRN 12/10/49 (b)	50,000	15,987

	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2018-SRP5, Class A, 3.281% FRN 9/15/31 (a) (b)	$1,350,000	$1,350,110
Series 2015-GC30, Class D, 3.384% 5/10/50	310,000	248,627
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (b)	280,000	278,342
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A 3.721% 2/10/37 (a)	330,000	328,020
GS Mortgage Securities Trust Series 2017-GS5, Class C, 4.299% VRN 3/10/50 (b)	370,000	362,387
Series 2015-GC28, Class C, 4.470% VRN 2/10/48 (b)	270,000	263,109
Series 2006-GG8, Class AJ, 5.622% 11/10/39	121,452	102,438
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A 2.835% 8/10/38 (a)	320,000	300,323
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class A5, 2.870% 8/15/49	460,000	432,597
Series 2016-JP4, Class A4, 3.648% VRN 12/15/49 (b)	310,000	307,763
Series 2006-LDP9, Class AM, 5.372% 5/15/47	65,766	65,798
Series 2006-LDP9, Class AJ, 5.411% 5/15/47	440,000	309,150
Series 2007-LDPX, Class AJFX, 5.438% 1/15/49 (a)	600,000	97,516
Series 2007-CB18, Class AJ, 5.502% VRN 6/12/47 (b)	360,000	298,585
Series 2007-LDPX, Class AJ, 5.503% VRN 1/15/49 (b)	460,000	73,512
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA, 1.289% VRN 4/15/47 (b)	2,461,373	53,046
Series 2015-C31, Class A3, 3.801% 8/15/48	60,000	60,633
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	251,994
Series 2015-C32, Class D, 4.317% VRN 11/15/48 (b)	550,000	440,078
Series 2015-C31, Class B, 4.771% VRN 8/15/48 (b)	160,000	164,809
Series 2015-C31, Class C, 4.771% VRN 8/15/48 (b)	70,000	69,328
Series 2013-C17, Class B, 5.044% VRN 1/15/47 (b)	30,000	31,308

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class XA, 1.055% VRN 10/15/50 (b)	$7,960,889	$498,208
Series 2017-C7, Class A5, 3.409% 10/15/50	1,260,000	1,227,310
LSTAR Commercial Mortgage Trust Series 2015-3, Class A2, 2.729% VRN 4/20/48 (a) (b)	515,284	508,877
Series 2015-3, Class A3, 3.127% VRN 4/20/48 (a) (b)	707,000	694,659
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 6.193% VRN 9/12/49 (b)	127,179	97,933
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class E, 3.012% 3/15/48 (a)	390,000	253,114
Series 2015-C22, Class A4, 3.306% 4/15/48	420,000	411,973
Series 2012-C6, Class E, 4.727% VRN 11/15/45 (a) (b)	150,000	142,525
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4, 3.049% 11/15/49	350,000	333,381
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	105,667	78,760
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	24,938	25,111
One Market Plaza Trust, Series 2017-1MKT, Class A 3.614% 2/10/32 (a)	850,000	847,759
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (a)	320,000	304,317
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.796% FRN 11/11/34 (a) (b)	492,065	491,965
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	166,152
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	557,526
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (a) (b)	271,367	262,495
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class A5, 3.184% 4/15/50	430,000	419,212
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	185,872
Series 2017-C42, Class A4, 3.589% 12/15/50	1,330,000	1,313,157

	Principal Amount	Value
Series 2015-NXS1, Class B, 3.658% VRN 5/15/48 (b)	$290,000	$289,631
Series 2017-C39, Class C, 4.118% 9/15/50	500,000	475,151
Series 2016-C35, Class C, 4.176% VRN 7/15/48 (b)	370,000	352,481
Series 2013-LC12, Class B, 4.423% VRN 7/15/46 (b)	140,000	142,289
Series 2016-C37, Class C, 4.644% VRN 12/15/49 (b)	320,000	312,495
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	191,322
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (b)	190,000	190,496
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (b)	190,000	179,706

		29,644,772

Home Equity ABS — 0.9%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 3.051% FRN 11/25/33	1,249,236	1,222,340
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270% 2.361% FRN 3/25/36	540,550	369,601
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.860% STEP 1/25/37	1,930,000	1,916,559
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (a)	1,407,665	1,363,914

		4,872,414

Manufactured Housing ABS — 0.4%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (b)	1,643,856	1,670,994
Greenpoint Manufactured Housing
Series 2001-2, Class IA2, Auction Rate Security 5.546% FRN 2/20/32	150,000	148,794
Series 2001-2, Class IIA2, Auction Rate Security 5.557% FRN 3/13/32	200,000	198,289

		2,018,077

Other ABS — 1.5%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020% 3.111% FRN 8/25/34	645,369	658,421

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 9/30/15, Cost $690,000), 5.750% STEP 11/01/27 (a) (d) (e)	$690,000	$688,276
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390% 2.481% FRN 11/25/35	2,400,000	2,292,042
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.173% VRN 4/22/35 (a) (b)	1,170,938	1,176,115
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, 5.717% STEP 4/25/35	1,642,149	1,232,582
SBA Small Business Investment Cos., Series 2018-10A, Class 1 3.187% 3/10/28	360,000	357,843
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 3.091% FRN 9/25/34	1,292,532	1,293,899
Upstart Securitization Trust, Series 2017-1, Class A 2.639% 6/20/24 (a)	402,053	401,218

		8,100,396

Student Loans ABS — 2.1%
AccessLex Institute, Series 2007-1, Class A4, 3 mo. USD LIBOR +.060% 2.420% FRN 1/25/23	1,717,561	1,684,388
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850% 2.941% FRN 3/25/38	1,715,956	1,172,335
Navient Student Loan Trust, Series 2017-5A, Class A, 2.891% FRN 7/26/66 (a) (b)	879,344	887,451
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 2.651% FRN 12/15/38	1,210,000	1,139,683
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 3.500% 10/28/29 (a)	58,815	57,518
SLM Student Loan Trust
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	5,240,000	5,054,072
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 3.460% FRN 7/25/23	553,765	558,299
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 3.541% FRN 12/15/33 (a)	575,847	582,749

	Principal Amount	Value
Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700% 4.060% FRN 7/25/23	$461,270	$473,050

		11,609,545

WL Collateral CMO — 5.8%
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	102,005	102,772
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000% VRN 3/28/57 (a) (b)	786,432	776,941
BCAP LLC Trust
Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 2.110% FRN 5/28/36 (a)	1,597,972	1,571,126
Series 2011-RR5, Class 4A2, 1 mo. USD LIBOR + .160% 2.120% FRN 11/26/36 (a)	2,000,000	1,191,361
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, 4.106% VRN 8/25/34 (b)	122,816	124,628
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 5.559% FRN 11/25/35	1,032,399	269,608
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 2.441% FRN 5/25/37	2,419,701	1,422,308
Credit Suisse Mortgage Capital Certificates
Series 2015-2R, Class 3A2, 2.170% VRN 4/27/36 (a) (b)	1,290,000	1,007,900
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 2.270% FRN 10/27/36 (a)	880,000	482,094
Series 2015-2R, Class 7A2, 3.208% VRN 8/27/36 (a) (b)	2,450,501	2,174,781
CSMC Trust, Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b)	5,100,000	4,975,820
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (a) (b)	2,130,855	2,093,569
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%
2.570% FRN 11/26/37 (a)	1,220,000	986,793
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.732% VRN 10/25/35 (b)	100,582	86,201
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 4.075% VRN 2/25/36 (b)	64,725	49,088

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (a) (b)	$2,668,113	$2,621,590
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (a) (b)	1,036,146	1,018,087
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (a) (b)	3,511,104	3,453,764
Morgan Stanley Resecuritization Trust
Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 2.234% FRN 4/26/47 (a)	300,000	271,029
Series 2015-R6, Class 1B, 1 mo. USD LIBOR + ..260% 2.480% FRN 7/26/45 (a)	405,655	258,442
New Residential Mortgage Loan Trust
Series 2017-3A, Class A1, 4.000% VRN 4/25/57 (a) (b)	820,352	827,472
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (a) (b)	820,867	829,962
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (a)	42,802	41,427
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (a)	846,742	604,554
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%
2.482% FRN 12/26/37 (a)	1,992,208	1,579,887
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 3.841% VRN 8/25/36 (b)	395,535	337,783
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
3.708% FRN 3/25/46	387,649	400,058
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200% GBP (f)
1.823% FRN 2/20/54 (a)	364,707	483,501
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260% 2.351% FRN 11/25/45	136,803	136,732
Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 2.558% FRN 2/25/46	1,146,868	1,087,000

		31,266,278

	Principal Amount	Value
WL Collateral PAC — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
20.236% FRN 7/25/36	$74,556	$100,739

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,494,515)		87,901,181

SOVEREIGN DEBT OBLIGATIONS — 6.1%
Abu Dhabi Government International Bond 2.500% 10/11/22 (a)	670,000	641,525
Argentina POM Politica Monetaria, ARS (f) 40.000% FRN 6/21/20 (b)	1,030,000	37,266
Argentine Bonos del Tesoro ARS (f) 18.200% 10/03/21	12,970,000	409,436
21.200% 9/19/18	210,000	7,384
Argentine Republic Government International Bond 4.625% 1/11/23	220,000	193,712
5.625% 1/26/22	770,000	719,565
6.875% 1/11/48	1,140,000	853,301
7.125% 7/06/36	220,000	176,550
7.500% 4/22/26	610,000	562,725
Brazil Government International Bond 5.000% 1/27/45	200,000	158,302
5.625% 1/07/41	1,050,000	911,925
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	6,558,000	1,635,983
10.000% 1/01/23	13,781,000	3,300,063
10.000% 1/01/27	963,000	214,570
Colombia Government International Bond 5.625% 2/26/44	520,000	552,500
Ecuador Government International Bond 7.875% 1/23/28 (a)	330,000	276,441
Egypt Government International Bond 5.577% 2/21/23 (a)	370,000	350,575
Indonesia Government International Bond 3.500% 1/11/28	400,000	369,391
3.750% 4/25/22 (a)	430,000	425,571
4.350% 1/11/48	450,000	403,419
5.125% 1/15/45 (a)	200,000	196,523
5.125% 1/15/45 (g)	760,000	746,789
Kenya Government International Bond 6.875% 6/24/24 (g)	200,000	197,292
7.250% 2/28/28 (a)	200,000	192,007
Kuwait International Government Bond 3.500% 3/20/27 (a)	530,000	515,913

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexican Bonos MXN (f) 6.500% 6/09/22	$92,558,000	$4,470,411
7.750% 11/13/42	34,785,600	1,764,690
8.000% 11/07/47	36,870,000	1,921,709
8.500% 11/18/38	30,070,000	1,644,306
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,132,025
Nigeria Government International Bond 6.500% 11/28/27 (a)	200,000	185,854
7.143% 2/23/30 (a)	210,000	198,098
Peruvian Government International Bond 6.550% 3/14/37	750,000	935,625
Provincia de Buenos Aires 6.500% 2/15/23 (a)	170,000	155,186
7.875% 6/15/27 (a)	160,000	140,000
Republic of Poland Government International Bond 4.000% 1/22/24	490,000	497,389
Russian Federal Bond — OFZ RUB (f) 7.000% 1/25/23	30,640,000	481,511
7.000% 8/16/23	63,590,000	1,000,459
7.050% 1/19/28	221,886,000	3,413,055
7.750% 9/16/26	8,260,000	133,121
8.150% 2/03/27	55,120,000	911,481

		33,033,648

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $37,894,789)		33,033,648

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.8%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Series 3422, Class AI, 0.250% STEP 1/15/38	20,615	144
Series 4793, Class CB, 3.000% 5/15/48	1,287,752	1,243,375
Series 4793, Class CD, 3.000% 6/15/48	895,958	864,062
Series 3621, Class SB, 1 mo. LIBOR + 6.230% 4.157% FRN 1/15/40	53,813	7,910
Series 4203, Class PS, 1 mo. LIBOR + 6.250% 4.177% FRN 9/15/42	284,478	38,606
Series 3973, Class SA, 1 mo. LIBOR + 6.490% 4.417% FRN 12/15/41	345,111	59,318
Series R007, Class ZA, 6.000% 5/15/36	146,229	161,663

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007, Class X1, 1.205% VRN 4/25/20 (b)	$329,463	$4,719
Series K712, Class X1, 1.448% VRN 11/25/19 (b)	870,249	10,978
Series K015, Class X1, 1.752% VRN 7/25/21 (b)	360,584	14,396
Federal National Mortgage Association Series 2005-88, Class IP, 1.103% 10/25/35	65,494	4,276
Series 2006-88, Class IP, 1.275% 4/25/36	91,650	5,253
Series 2006-118, Class IP2, 1.342% 12/25/36	120,320	7,376
Series 2006-59, Class IP, 1.852% 7/25/36	141,212	10,567
Series 2006-118, Class IP1, 1.880% 12/25/36	171,910	14,058
Series 409, Class C2, 3.000% 4/25/27	175,875	14,898
Series 409, Class C13, 3.500% 11/25/41	184,452	34,164
Series 2013-124, Class SB, 1 mo. LIBOR + 5.950% 3.859% FRN 12/25/43	600,925	97,736
Series 409, Class C18, 4.000% 4/25/42	198,443	42,116
Series 2016-60, Class QS, 1 mo. LIBOR + 6.100% 4.009% FRN 9/25/46	425,632	56,952
Series 2016-61, Class BS, 1 mo. LIBOR + 6.100% 4.009% FRN 9/25/46	202,110	27,617
Series 2017-76, Class SB, 4.009% FRN 10/25/57 (b)	1,209,399	212,538
Series 2012-133, Class CS, 1 mo. LIBOR + 6.150% 4.059% FRN 12/25/42	193,625	31,894
Series 2012-134, Class SK, 1 mo. LIBOR + 6.150% 4.059% FRN 12/25/42	371,399	64,275
Series 2013-54, Class BS, 1 mo. LIBOR + 6.150% 4.059% FRN 6/25/43	490,416	84,422
Series 2017-85, Class SC, 4.109% FRN 11/25/47 (b)	347,596	51,149
Series 2012-35, Class SC, 1 mo. LIBOR + 6.500% 4.409% FRN 4/25/42	171,081	30,840
Series 2011-87, Class SG, 1 mo. LIBOR + 6.550% 4.459% FRN 4/25/40	322,271	37,523

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2011-96, Class SA, 1 mo. LIBOR + 6.550% 4.459% FRN 10/25/41	$342,321	$49,788
Series 409, Class C22, 4.500% 11/25/39	113,014	23,189
Series 2012-74, Class SA, 1 mo. LIBOR + 6.650% 4.559% FRN 3/25/42	91,158	11,795
Series 2011-59, Class NZ, 5.500% 7/25/41	646,115	698,660
Series 2013-9, Class CB, 5.500% 4/25/42	557,698	604,003
Series 2012-46, Class BA, 6.000% 5/25/42	148,916	164,572
Series 2012-28, Class B, 6.500% 6/25/39	40,443	43,069
Series 2013-9, Class BC, 6.500% 7/25/42	161,724	182,436
Series 2012-51, Class B, 7.000% 5/25/42	121,153	136,611
Federal National Mortgage Association ACES Series 2014-M4, Class X2, 0.365% VRN 3/25/24 (b)	5,137,061	65,078
Series 20175-M15, Class ATS2, 3.196% VRN 11/25/27 (b)	40,000	38,774
Government National Mortgage Association Series 2012-144, Class IO, 0.467% VRN 1/16/53 (b)	6,605,834	197,397
Series 2012-135, Class IO, 0.603% VRN 1/16/53 (b)	5,592,486	179,317
Series 2014-22, Class IA, 0.698% VRN 11/20/42 (b)	54,009	1,967
Series 2014-186, Class IO, 0.756% VRN 8/16/54 (b)	2,714,505	130,272
Series 2017-H18, Class BI, 1.641% VRN 9/20/67 (b)	5,054,371	526,881
Series 2012-H27, Class AI, 1.754% VRN 10/20/62 (b)	946,084	67,282
Series 2017-H20, Class IB, 1.967% VRN 10/20/67 (b)	100,362	12,886
Series 2017-H15, Class KI, 2.167% VRN 7/20/67 (b)	201,180	25,768
Series 2018-H07, Class FD, 2.217% FRN 5/20/68 (b)	595,951	594,600
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.317% FRN 12/20/60	187,298	187,403
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.397% FRN 3/20/61	177,913	178,362
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 2.417% FRN 3/20/61	124,029	124,401
Series 2012-66, Class CI, 3.500% 2/20/38	167,171	13,575

	Principal Amount	Value
Series 2013-53, Class OI, 3.500% 4/20/43	$1,155,659	$181,073
Series 2014-117, Class SJ, 1 mo. LIBOR + 5.600% 3.516% FRN 8/20/44	94,939	12,338
Series 2014-176, Class IA, 4.000% 11/20/44	128,142	23,913
Series 2015-167, Class OI, 4.000% 4/16/45	133,168	30,431
Series 2016-135, Class SB, 1 mo. LIBOR + 6.100% 4.015% FRN 10/16/46	173,483	36,104
Series 2016-21, Class ST, 1 mo. LIBOR + 6.150% 4.066% FRN 2/20/46	143,282	24,885
Series 2010-31, Class GS, 1 mo. LIBOR + 6.500% 4.416% FRN 3/20/39	14,785	742
Series 2016-84, Class IG, 4.500% 11/16/45	615,159	127,931
Series 2010-85, Class HS, 1 mo. LIBOR + 6.650% 4.566% FRN 1/20/40	60,567	6,253

		7,934,581

Pass-Through Securities — 25.2%
Federal Home Loan Mortgage Corp. Pool #U90245 3.500% 10/01/42	123,537	123,706
Pool #U99045 3.500% 3/01/43	566,600	567,375
Pool #U99114 3.500% 2/01/44	68,090	68,183
Pool #U99124 3.500% 3/01/45	608,632	609,464
Pool #G14492 4.000% 10/01/25	321,557	329,898
Pool #U90316 4.000% 10/01/42	54,684	56,136
Pool #U91254 4.000% 4/01/43	129,481	132,920
Pool #Q19135 4.000% 6/01/43	58,399	60,096
Pool #Q19236 4.000% 6/01/43	53,565	55,139
Pool #U99054 4.000% 6/01/43	1,466,070	1,505,013
Pool #Q19615 4.000% 7/01/43	56,896	58,558
Pool #Q19985 4.000% 7/01/43	1,672,126	1,720,983
Pool #U95137 4.000% 8/01/43	64,017	65,718
Pool #C09071 4.000% 2/01/45	834,127	850,549
Pool #Q40459 4.000% 3/01/46	1,388,149	1,419,166
Pool #G08771 4.000% 7/01/47	1,248,616	1,273,686
Pool #V83342 4.000% 8/01/47	370,975	378,423
Pool #Q55429 4.000% 4/01/48	99,284	101,274
Pool #Q55997 4.000% 5/01/48	696,558	710,489
Pool #U99076 4.500% 12/01/43	467,487	490,313
Pool #U92272 4.500% 12/01/43	68,762	72,119
Pool #U99084 4.500% 2/01/44	420,964	441,519
Pool #U99091 4.500% 3/01/44	135,126	141,724
Pool #Q26207 4.500% 5/01/44	53,898	56,513
Pool #G08683 4.500% 12/01/45	54,498	56,903
Pool #Q47940 4.500% 2/01/47	810,579	844,839

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #V83157 4.500% 4/01/47	$3,398,168	$3,541,793
Pool #Q49177 4.500% 6/01/47	633,999	660,796
Pool #G06496 5.000% 6/01/41	88,484	94,533
Pool #G06875 5.500% 12/01/38	11,933	12,967
Pool #G07509 6.500% 9/01/39	20,547	23,242
Pool #G06669 6.500% 9/01/39	24,398	27,474
Pool #G07335 7.000% 3/01/39	54,700	62,312
Federal Home Loan Mortgage Corp. TBA 3.000% 8/01/47 (c)	6,800,000	6,581,125
Pool #292 3.500% 6/01/47 (c)	525,000	522,149
Pool #2961 4.000% 5/01/47 (c)	2,900,000	2,955,848
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	114,426	107,971
Pool #AM8674 2.810% 4/01/25	50,000	48,892
Pool #AN5723 2.940% 7/01/27	600,000	576,405
Pool #AQ7306 3.000% 1/01/43	58,353	56,903
Pool #AR1202 3.000% 1/01/43	63,200	61,630
Pool #AS8359 3.000% 11/01/46	953,138	924,097
Pool #BE0072 3.000% 11/01/46	1,559,151	1,515,056
Pool #AN8048 3.080% 1/01/28	210,000	203,746
Pool #MA1177 3.500% 9/01/42	57,365	57,459
Pool #MA1213 3.500% 10/01/42	354,378	354,959
Pool #AS6340 3.500% 12/01/45	238,118	238,025
Pool #AS6328 3.500% 12/01/45	1,547,324	1,545,994
Pool #AS6541 3.500% 1/01/46	237,455	237,510
Pool #AS6562 3.500% 1/01/46	239,053	238,885
Pool #CA0907 3.500% 12/01/47	97,666	97,521
Pool #CA1526 3.500% 4/01/48	892,758	891,432
Pool #BF0145 3.500% 3/01/57	2,987,834	2,967,059
Pool #AK8441 4.000% 4/01/42	52,848	54,363
Pool #AO2711 4.000% 5/01/42	49,265	50,677
Pool #AO6086 4.000% 6/01/42	46,737	48,077
Pool #AP0692 4.000% 7/01/42	36,934	37,993
Pool #AP5333 4.000% 7/01/42	164,833	169,636
Pool #AP2530 4.000% 8/01/42	37,861	38,911
Pool #AP2958 4.000% 8/01/42	36,773	37,828
Pool #AP4903 4.000% 9/01/42	51,391	52,817
Pool #AP7399 4.000% 9/01/42	106,252	109,199
Pool #AP9229 4.000% 10/01/42	42,373	43,548
Pool #AP9766 4.000% 10/01/42	230,753	236,936
Pool #MA1217 4.000% 10/01/42	284,424	292,046
Pool #AQ3599 4.000% 11/01/42	37,709	38,755
Pool #MA1253 4.000% 11/01/42	167,212	171,693
Pool #AQ7003 4.000% 12/01/42	89,330	91,808
Pool #AQ4555 4.000% 12/01/42	85,952	88,416
Pool #AQ7082 4.000% 1/01/43	113,668	116,821
Pool #AL3508 4.000% 4/01/43	59,575	61,255
Pool #AQ4078 4.000% 6/01/43	54,374	55,907
Pool #AQ4080 4.000% 6/01/43	50,542	51,920
Pool #AT8394 4.000% 6/01/43	54,879	56,444
Pool #AB9683 4.000% 6/01/43	104,476	107,308
Pool #AT9637 4.000% 7/01/43	177,867	182,772
Pool #AT9653 4.000% 7/01/43	119,521	122,929

	Principal Amount	Value
Pool #AT9657 4.000% 7/01/43	$94,875	$97,432
Pool #AS0070 4.000% 8/01/43	61,784	63,440
Pool #MA1547 4.000% 8/01/43	67,969	69,791
Pool #AS4347 4.000% 1/01/45	119,918	123,262
Pool #AS9453 4.000% 4/01/47	1,334,773	1,365,327
Pool #AS9588 4.000% 5/01/47	368,114	376,540
Pool #BH2623 4.000% 8/01/47	3,895,161	3,974,281
Pool #BJ9930 4.000% 4/01/48	3,579,179	3,651,741
Pool #BF0104 4.000% 2/01/56	172,264	176,611
Pool #BF0183 4.000% 1/01/57	89,381	91,637
Pool #BF0191 4.000% 6/01/57	192,526	196,903
Pool #MA0706 4.500% 4/01/31	34,949	36,552
Pool #MA0734 4.500% 5/01/31	113,708	118,922
Pool #MA0776 4.500% 6/01/31	37,963	39,704
Pool #MA0913 4.500% 11/01/31	27,245	28,512
Pool #MA0939 4.500% 12/01/31	33,398	34,951
Pool #993117 4.500% 1/01/39	7,120	7,491
Pool #AA0856 4.500% 1/01/39	15,128	15,917
Pool #AA2450 4.500% 2/01/39	5,059	5,323
Pool #AA3495 4.500% 2/01/39	17,412	18,319
Pool #935520 4.500% 8/01/39	37,283	39,226
Pool #AD5481 4.500% 5/01/40	698,982	735,187
Pool #AD6914 4.500% 6/01/40	78,758	82,837
Pool #AD8685 4.500% 8/01/40	181,411	190,751
Pool #MA1591 4.500% 9/01/43	124,040	130,077
Pool #AL4341 4.500% 10/01/43	11,062	11,604
Pool #AU6423 4.500% 10/01/43	270,192	283,427
Pool #MA1629 4.500% 10/01/43	128,847	135,118
Pool #MA1664 4.500% 11/01/43	68,034	71,345
Pool #MA1711 4.500% 12/01/43	128,503	134,758
Pool #AL4741 4.500% 1/01/44	61,201	64,179
Pool #AW0318 4.500% 2/01/44	321,226	336,861
Pool #AL5562 4.500% 4/01/44	29,311	30,747
Pool #AL5540 4.500% 7/01/44	112,787	118,541
Pool #890604 4.500% 10/01/44	580,117	609,349
Pool #AS4271 4.500% 1/01/45	63,188	66,738
Pool #AS8577 4.500% 12/01/46	1,799,051	1,876,495
Pool #AS9615 4.500% 5/01/47	842,377	878,771
Pool #BF0148 4.500% 4/01/56	3,855,389	4,065,929
Pool #BF0222 4.500% 9/01/57	990,302	1,040,668
Pool #915154 5.000% 4/01/37	73,593	78,866
Pool #974965 5.000% 4/01/38	218,733	234,404
Pool #983077 5.000% 5/01/38	61,851	66,282
Pool #310088 5.000% 6/01/38	57,726	61,862
Pool #AE2266 5.000% 3/01/40	108,390	116,156
Pool #BM3904 5.000% 5/01/48	781,549	829,968
Pool #937948 5.500% 6/01/37	8,880	9,683
Pool #995072 5.500% 8/01/38	28,656	31,247
Pool #BF0141 5.500% 9/01/56	902,764	982,426
Pool #481473 6.000% 2/01/29	48	52
Pool #867557 6.000% 2/01/36	2,413	2,634
Pool #AE0469 6.000% 12/01/39	211,847	234,285
Pool #AL4324 6.500% 5/01/40	143,653	162,351
Pool #AE0758 7.000% 2/01/39	79,209	89,879

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #3430 3.000% 5/01/32 (c)	$800,000	$795,250
Pool #515 3.000% 6/01/47 (c)	5,750,000	5,569,414
Pool #2409 3.500% 8/01/25 (c)	7,100,000	7,183,758
Pool #6447 4.000% 5/01/47 (c)	1,450,000	1,478,320
Pool #15801 4.500% 6/01/47 (c)	3,000,000	3,123,750
Pool #9730 4.500% 6/01/47 (c)	7,300,000	7,588,578
Pool #28654 5.000% 1/01/36 (c)	3,900,000	4,131,562
Government National Mortgage Association
Pool #MA4718 3.000% 9/20/47	96,141	94,173
Pool #487588 6.000% 4/15/29	2,453	2,670
Pool #596620 6.000% 10/15/32	407	450
Pool #595077 6.000% 10/15/32	455	503
Pool #604706 6.000% 10/15/33	59,113	65,525
Pool #636251 6.000% 3/15/35	5,594	6,232
Pool #782034 6.000% 1/15/36	67,468	75,139
Pool #658029 6.000% 7/15/36	28,438	31,652
Government National Mortgage Association II Pool #MA4836 3.000% 11/20/47	681,819	667,436
Pool #BC4732 3.500% 10/20/47	681,889	683,647
Pool #BD0384 3.500% 10/20/47	483,605	484,852
Pool #MA4837 3.500% 11/20/47	97,295	97,729
Pool #MA4653 4.000% 8/20/47	2,213,924	2,271,434
Pool #783298 4.500% 4/20/41	267,850	282,226
Pool #783368 4.500% 7/20/41	36,942	38,890
Pool #MA5193 4.500% 5/20/48	997,884	1,039,202
Pool #4747 5.000% 7/20/40	160,318	171,203
Pool #MA5194 5.000% 5/20/48	698,416	734,646
Pool #MA5266 5.000% 6/20/48	1,500,000	1,577,812
Government National Mortgage Association II TBA Pool #24 3.000% 5/01/47 (c)	200,000	195,625
Pool #471 3.500% 5/01/47 (c)	1,800,000	1,806,187
Pool #1767 4.000% 5/01/47 (c)	9,100,000	9,324,656
Pool #1207 4.500% 6/01/47 (c)	20,360,000	21,160,085
Pool #1486 5.000% 12/01/38 (c)	1,700,000	1,784,336

		135,876,849

Whole Loans — 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M2, 1 mo. USD LIBOR + 3.250% 5.341% FRN 7/25/29	3,130,000	3,381,092
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 5.891% FRN 3/25/25	1,170,000	1,251,374

	Principal Amount	Value
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 7.041% FRN 7/25/29	$1,450,000	$1,648,223

		6,280,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $151,672,152)		150,092,119

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bonds & Notes — 23.6%
U.S. Treasury Bond 2.500% 2/15/45	950,000	865,584
2.750% 11/15/47	6,050,000	5,770,376
3.000% 2/15/47	10,200,000	10,231,875
3.000% 5/15/47	3,040,000	3,047,600
3.000% 2/15/48	5,340,000	5,355,185
3.125% 5/15/48	2,590,000	2,661,185
3.625% 2/15/44	590,000	657,776
3.750% 11/15/43	28,040,000	31,857,382
U.S. Treasury Inflation Index 0.625% 2/15/43	1,329,141	1,257,811
0.750% 2/15/42	798,127	779,228
1.375% 2/15/44	10,748	11,997
2.125% 2/15/40	394,019	495,262
U.S. Treasury Note 1.000% 11/30/18	4,000,000	3,982,172
1.250% 12/31/18	10,000,000	9,954,727
1.500% 12/31/18	250,000	249,170
1.500% 2/28/19	23,300,000	23,186,231
1.625% 7/31/19	270,000	267,787
2.000% 6/30/24	10,000,000	9,564,141
2.000% 2/15/25	9,660,000	9,187,490
2.125% 3/31/24	1,170,000	1,129,434
2.250% 11/15/25	2,500,000	2,404,492
2.250% 2/15/27	4,110,000	3,922,385
2.750% 2/15/28	8,000	7,930
2.875% 5/31/25	290,000	291,106
2.875% 5/15/28	1,000	1,002

		127,139,328

TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,145,275)		127,139,328

TOTAL BONDS & NOTES (Cost $580,069,725)		570,111,190

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $525,936)		730,723

TOTAL LONG-TERM INVESTMENTS (Cost $580,721,270)		570,967,928

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.0%
Commercial Paper — 2.5%
Bnp Paribas Fortis SA 2.284% 8/03/18	$2,230,000	$2,225,627
MUFG Bank Ltd. 2.366% 7/24/18	2,870,000	2,865,900
Natixis SA 2.356% 8/02/18	3,410,000	3,403,540
Societe Generale 2.336% 7/31/18 (a)	2,100,000	2,096,356
Toronto Dominion Bank 2.294% 7/25/18 (a)	3,060,000	3,055,527

		13,646,950

Discount Notes — 0.3%
Federal Home Loan Bank Discount Notes 1.946% 8/17/18	490,000	488,798
1.957% 8/27/18	800,000	797,610

		1,286,408

Repurchase Agreement — 5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (h)	26,829,781	26,829,781

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	50,960	50,960

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 8/23/18	1,210,000	1,206,813

TOTAL SHORT-TERM INVESTMENTS (Cost $43,018,341)		43,020,912

TOTAL INVESTMENTS — 113.7% (Cost $623,739,611) (i)		613,988,840

Other Assets/(Liabilities) — (13.7)%		(74,078,364)

NET ASSETS — 100.0%		$539,910,476

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $77,882,144 or 14.43% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $688,276 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $944,081 or 0.17% of net assets.

(h)

Maturity value of $26,831,883. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $27,369,885.

(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

(#)	The Fund had the following open Purchased Options contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
	190	USD	21,660,000	7/27/18	U.S. Treasury Note 5 Year Future, Strike 114.00	$38,170	$28,203	$(9,967)
	192	USD	23,136,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 120.50	62,033	63,000	967
	310	USD	37,665,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 121.50	44,151	33,906	(10,245)
Goldman Sachs & Co.	5,970,000	USD	5,970,000	7/24/18	USD Call EUR Put, Strike 1.21	49,437	218,042	168,605
Goldman Sachs & Co.	7,070,000	USD	7,070,000	8/15/18	USD Call EUR Put, Strike 1.17	56,525	85,250	28,725
Goldman Sachs & Co.	7,180,000	USD	7,180,000	8/15/18	USD Call CAD Put, Strike 1.31	60,169	104,247	44,078

						310,485	532,648	222,163

Put
	190	USD	21,517,500	7/27/18	U.S. Treasury Note 5 Year Future, Strike 113.25	$26,623	$26,719	$96
	310	USD	36,735,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 118.50	15,089	14,531	(558)
Goldman Sachs & Co.	7,980,000	USD	7,980,000	8/16/18	USD Put MXN Call, Strike 19.36	119,980	102,655	(17,325)
Goldman Sachs & Co.	2,690,000	USD	2,690,000	9/06/18	USD Put BRL Call, Strike 3.80	42,419	49,429	7,010

						204,111	193,334	(10,777)

						$514,596	$725,982	$211,386

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
BNP Paribas SA	10,800,000	USD	10,800,000	8/15/18	Receive	CDX.NA.IG.30, 5 Year Swaption, Underlying swap terminates 6/20/23, Strike 62.50	$11,340	$4,741	$(6,599)

The Fund had the following open Written Options contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	258	USD	30,960,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 120.00	$124,333	$141,094	$(16,761)
	206	USD	25,132,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 122.00	15,723	12,875	2,848
	193	USD	28,757,000	7/27/18	U.S. Treasury Bond Future, Strike 149.00	81,340	18,094	63,246
	386	USD	44,390,000	8/24/18	U.S. Treasury Note 5 Year Future, Strike 115.00	41,477	30,156	11,321
	48	USD	6,864,000	8/24/18	U.S. Treasury Bond Future, Strike 143.00	78,929	129,750	(50,821)
Goldman Sachs & Co.	1,310,000	USD	1,310,000	7/05/18	USD Call MXN Put, Strike 21.70	25,565	63	25,502
Goldman Sachs & Co.	7,080,000	USD	7,080,000	8/27/18	USD Call EUR Put, Strike 1.15	50,551	39,060	11,491

						417,918	371,092	46,826

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put
	106	USD	12,720,000	7/27/18	U.S. Treasury Note 10 Year Future, Strike 120.00	$41,216	$38,094	$3,122
	386	USD	43,328,500	8/24/18	U.S. Treasury Note 5 Year Future, Strike 112.25	22,258	24,125	(1,867)
Goldman Sachs & Co.	5,970,000	USD	5,970,000	7/24/18	USD Put EUR Call, Strike 1.25	41,438	78	41,360
Goldman Sachs & Co.	5,380,000	USD	5,380,000	9/06/18	USD Put BRL Call, Strike 3.69	39,998	46,365	(6,367)
Goldman Sachs & Co.	5,275,470	USD	5,275,470	9/20/18	USD Put KRW Call, Strike 1,084.00	39,777	31,922	7,855

						184,687	140,584	44,103

						$602,605	$511,676	$90,929

The Fund had the following open Written Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put
BNP Paribas SA	10,800,000	USD	10,800,000	8/15/18	Pay	CDX.NA.IG.30, 5 Year Swaption, Underlying swap terminates 6/20/23, Strike 80.00	$10,800	$9,071	$1,729

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CAD	10,382,152	Barclays Bank PLC	7/19/18	$8,260,257	$(360,669)
CNY	11,548,418	Barclays Bank PLC	7/19/18	1,810,948	(68,434)
EUR	338,641	Barclays Bank PLC	7/19/18	420,766	(24,848)
IDR	51,697,640,000	Barclays Bank PLC	7/19/18	3,723,541	(123,348)
MXN	5,773,300	Barclays Bank PLC	7/09/18	290,572	(155)
MXN	5,000,000	Barclays Bank PLC	7/19/18	244,761	6,365
RUB	40,904,000	Barclays Bank PLC	7/19/18	653,410	(3,176)

				15,404,255	(574,265)

ARS	32,230,000	Citibank N.A.	10/03/18	1,456,803	(440,245)
BRL	20,448,900	Citibank N.A.	7/19/18	5,885,854	(619,760)
CAD	2,720,000	Citibank N.A.	8/16/18	2,118,520	(47,969)
CNH	5,442,247	Citibank N.A.	7/19/18	855,027	(34,985)
EUR	9,619,337	Citibank N.A.	7/19/18	11,312,441	(66,109)
EUR	1,767,500	Citibank N.A.	8/17/18	2,109,034	(38,154)
EUR	1,532,800	Citibank N.A.	8/29/18	1,800,067	(2,561)
INR	250,530,000	Citibank N.A.	7/19/18	3,799,939	(150,168)
JPY	444,490,000	Citibank N.A.	7/19/18	4,090,409	(71,445)
MXN	98,855,812	Citibank N.A.	7/19/18	5,296,516	(331,462)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
RUB	88,616,729	Citibank N.A.	7/19/18		$1,429,128	$(20,423)
ZAR	16,890,000	Citibank N.A.	7/19/18		1,334,851	(106,065)

					41,488,589	(1,929,346)

					$56,892,844	$(2,503,611)

Contracts to Deliver
MXN	5,773,300	Bank of America N.A.	7/09/18		$290,481	$64

CNY	40,663,913	Barclays Bank PLC	7/19/18		6,410,833	275,147
EUR	1,532,800	Barclays Bank PLC	8/29/18		1,799,369	1,864
GBP	478,770	Barclays Bank PLC	7/19/18		684,103	51,793
MXN	5,600,000	Barclays Bank PLC	7/19/18		300,319	19,058
PHP	257,796,000	Barclays Bank PLC	7/19/18		4,920,710	93,550

					14,115,334	441,412

AUD	3,575,187	Citibank N.A.	7/19/18		2,687,584	41,682
CNH	5,420,000	Citibank N.A.	7/19/18		856,430	39,740
EUR	9,600,738	Citibank N.A.	7/19/18		11,566,653	342,067
JPY	599,218,015	Citibank N.A.	7/19/18		5,611,523	193,548
MXN	15,000,000	Citibank N.A.	7/19/18		772,631	19,253
MXN	53,270,000	Citibank N.A.	8/20/18		2,665,312	3,096
TWD	37,990,000	Citibank N.A.	8/03/18		1,248,797	378

					25,408,930	639,764

					$39,814,745	$1,081,240

Cross Currency Forwards
EUR	2,240,000	Citibank N.A.	7/19/18	JPY	284,402,272	$47,377
JPY	582,298,218	Citibank N.A.	7/19/18	EUR	4,480,000	27,252

						$74,629

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Euro-BTP	9/06/18	36	$5,374,862	$(25,591)
U.S. Treasury Note 10 Year	9/19/18	325	38,774,926	286,012
U.S. Treasury Ultra Bond	9/19/18	64	9,943,130	268,870
U.S. Treasury Note 2 Year	9/28/18	330	69,939,969	(36,687)
U.S. Treasury Note 5 Year	9/28/18	921	104,489,417	152,013
90 Day Eurodollar	12/16/19	941	228,506,169	(231,331)
90 Day Eurodollar	6/15/20	317	77,166,296	(277,946)

				$135,340

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
Euro-Bund	9/06/18	311	$(58,747,215)	$(288,638)
Japanese Government Bond 10 Year	9/12/18	6	(8,166,329)	(8,173)
90 Day Eurodollar	9/17/18	569	(138,792,776)	35,013
Euro FX	9/17/18	5	(741,054)	7,523
U.S. Treasury Long Bond	9/19/18	221	(31,862,277)	(182,723)
U.S. Treasury Note Ultra 10 Year	9/19/18	78	(9,829,961)	(172,320)
90 Day Eurodollar	12/17/18	133	(32,573,836)	201,636

				$(407,682)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,750,000	12/20/22	Quarterly	(5.00%)	CDX.NA.HY.29†	$10,201	$(117,639)	$(107,438)
	USD	6,610,000	6/20/23	Quarterly	(5.00%)	CDX.NA.HY.30†	79,150	(458,921)	(379,771)

							$89,351	$(576,560)	$(487,209)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	43,880,000	6/20/23	Quarterly	1.000%	CDX.NA.IG.30† (Ratings: BBB+)*	$(82,673)	$731,834	$649,161

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	1,202,800	8/23/47	Annually/ Semi-Annually	Fixed 1.498%	6-Month EURIBOR	$(13,902)	$1,615	$(12,287)
	MXN	408,840,000	4/05/21	Monthly/ Monthly	28 Day MXN-TIIE-Banxico	Fixed 7.350%	(334,364)	(3,187)	(337,551)
	MXN	280,100,000	4/06/22	Monthly/ Monthly	28 Day MXN-TIIE-Banxico	Fixed 7.330%	(264,428)	(6,769)	(271,197)
	USD	12,987,000	5/31/22	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.250%	(331,410)	24,116	(307,294)
	USD	50,417,000	8/31/22	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.850%	422	(72,180)	(71,758)
	USD	81,176,000	9/19/23	Quarterly/ Quarterly	3-Month USD-LIBOR-BBA	1-Day Federal Funds H.15	97,162	-	97,162
	USD	5,878,000	11/15/43	Semi-Annually/ Quarterly	Fixed 2.950%	3-Month USD-LIBOR-BBA	85,436	(38,178)	47,258

							$(761,084)	$(94,583)	$(855,667)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International amounted to $1,696,324 in cash at June 30, 2018.

*

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
TWD	Taiwan Dollar
ZAR	South African Rand
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.8%

COMMON STOCK — 57.4%
Australia — 0.0%
AMP Ltd.	1,506	$3,965
Newcrest Mining Ltd.	48	778
Ramsay Health Care Ltd.	60	2,401
Rio Tinto Ltd.	111	6,891
South32 Ltd.	802	2,160
Stockland	1,260	3,713
Wesfarmers Ltd.	409	15,000
Woolworths Group Ltd.	512	11,598

		46,506

Belgium — 0.4%
Anheuser-Busch InBev SA/NV	23,981	2,419,180

Bermuda — 0.1%
CK Infrastructure Holdings Ltd.	20,500	151,742
Jardine Matheson Holdings Ltd.	4,500	283,586

		435,328

Brazil — 0.4%
Azul SA (a)	105,113	1,719,649
Banco do Brasil SA	635	4,694
Banco Santander Brasil SA	369	2,790
Hapvida Participacoes e Investimentos SA (a) (b)	43,305	333,971
JBS SA	2,794	6,704
Notre Dame Intermedica Participacoes SA (a)	102,325	570,269
Petroleo Brasileiro SA	100	501
Suzano Papel e Celulose SA	115	1,334
Vale SA	365	4,670

		2,644,582

Canada — 0.7%
The Bank of Nova Scotia	98	5,549
Canadian Natural Resources Ltd.	216	7,796
Enbridge, Inc.	25,308	904,785
Encana Corp.	165,450	2,159,122
Husky Energy, Inc.	584	9,102
Imperial Oil Ltd.	107	3,557
Manulife Financial Corp.	249	4,474
Royal Bank of Canada	296	22,288
Suncor Energy, Inc.	241	9,808
Teck Resources Ltd. Class B	470	11,973
The Toronto-Dominion Bank	96	5,556
TransCanada Corp.	22,149	958,305

		4,102,315

Cayman Islands — 1.3%
Agile Group Holdings Ltd.	2,000	3,407
Alibaba Group Holding Ltd. Sponsored ADR (a)	17,637	3,272,193

	Number of Shares	Value
Autohome, Inc. ADR	3	$303
Country Garden Holdings Co. Ltd.	2,000	3,489
Country Garden Services Holdings Co.Ltd. (a)	344	441
Momo, Inc. Sponsored ADR (a)	42	1,827
New Oriental Education & Technology Group, Inc. Sponsored ADR	112	10,602
Ping An Healthcare and Technology Co. Ltd. (a) (b)	99,500	633,479
Sands China Ltd.	400	2,131
Shimao Property Holdings Ltd.	500	1,306
SINA Corp. (a)	140	11,856
Tencent Holdings Ltd.	70,900	3,530,690
Want Want China Holdings Ltd.	227,000	200,553
WH Group Ltd. (b)	11,000	8,893
Wharf Real Estate Investment Co. Ltd.	27,000	191,734

		7,872,904

China — 0.0%
Agricultural Bank of China Ltd. Class H	12,000	5,573
BAIC Motor Corp. Ltd. Class H (b)	6,500	6,189
Bank of China Ltd. Class H	11,000	5,420
Beijing Capital International Airport Co. Ltd. Class H	8,000	8,414
China Communications Services Corp. Ltd. Class H	10,000	6,329
China Construction Bank Corp. Class H	12,000	11,004
China National Building Material Co. Ltd. Class H	2,000	1,970
Dongfeng Motor Group Co. Ltd. Class H	6,000	6,336
Guangzhou Automobile Group Co. Ltd. Class H	5,600	5,436
Industrial & Commercial Bank of China Ltd. Class H	12,000	8,914
PICC Property & Casualty Co. Ltd. Class H	3,000	3,210
Zhejiang Expressway Co. Ltd. Class H	8,000	7,127

		75,922

Czech Republic — 0.0%
CEZ AS	11,072	262,616

Denmark — 0.0%
Carlsberg A/S Class B	36	4,239
Danske Bank A/S	238	7,439
Novo Nordisk A/S Class B	17	785

		12,463

Finland — 0.0%
Nokia OYJ	2,704	15,512

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
France — 2.5%
AXA SA	46,403	$1,136,838
BNP Paribas SA	181	11,219
Cie de Saint-Gobain	377	16,813
Cie Generale des Etablissements Michelin SCA	45	5,472
Credit Agricole SA	294	3,919
Danone SA	53,640	3,932,178
Dassault Aviation SA	628	1,194,991
Eiffage SA	1,176	127,837
Engie SA	622	9,519
L’Oreal SA	2	493
Safran SA	31,299	3,796,804
Sanofi	172	13,772
Societe Generale SA	179	7,537
Sodexo SA	21,599	2,157,845
Total SA	71	4,318
Total SA Sponsored ADR	959	58,077
Unibail Rodamco Westfield	8,763	1,929,514

		14,407,146

Germany — 1.5%
adidas AG	37	8,080
Allianz SE Registered	32	6,612
BASF SE	66	6,309
Bayer AG Registered	38,762	4,270,663
Deutsche Post AG Registered	284	9,273
Evonik Industries AG	13	445
Fresenius Medical Care AG & Co. KGaA	76	7,672
Fresenius SE & Co. KGaA	54,330	4,362,501
GEA Group AG	6,773	228,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	14	2,967
SAP SE	183	21,141
Siemens Healthineers AG (a) (b)	123	5,077

		8,929,041

Hong Kong — 0.7%
China Mobile Ltd.	1,000	8,870
China Resources Power Holdings Co. Ltd.	2,000	3,506
CITIC Ltd.	2,000	2,804
CLP Holdings Ltd.	24,000	257,498
CNOOC Ltd.	8,000	13,706
Fosun International Ltd.	1,500	2,802
Galaxy Entertainment Group Ltd.	1,000	7,675
Hang Lung Properties Ltd.	79,000	162,249
HKT Trust & HKT Ltd.	117,000	149,782
Hong Kong Exchanges & Clearing Ltd.	200	5,993
I-CABLE Communications Ltd. (a)	22,228	348
Link REIT	27,000	245,471
Power Assets Holdings Ltd.	19,000	132,819

	Number of Shares	Value
Sino Land Co. Ltd.	82,000	$132,996
Sun Hung Kai Properties Ltd.	167,250	2,509,354
Swire Pacific Ltd. Class A	18,500	195,470
The Wharf Holdings Ltd.	34,000	108,905

		3,940,248

India — 1.4%
Aurobindo Pharma Ltd.	341	3,012
Coal India Ltd.	46,943	180,843
GAIL India Ltd.	582	2,892
HCL Technologies Ltd.	332	4,482
Hero MotoCorp Ltd.	4,818	243,706
Hindustan Petroleum Corp. Ltd.	3,025	11,422
Hindustan Unilever Ltd.	491	11,720
Housing Development Finance Corp. Ltd.	62,785	1,747,558
Indian Oil Corp. Ltd.	1,650	3,754
Infosys Ltd.	29	558
Kotak Mahindra Bank Ltd.	67,169	1,315,623
Maruti Suzuki India Ltd.	6,054	778,371
Oil & Natural Gas Corp. Ltd.	63,364	145,806
Reliance Industries Ltd.	194,230	2,756,195
State Bank of India (a)	137,735	520,452
Tata Motors Ltd. (a)	126	494
Titan Co. Ltd.	115	1,470
Vedanta Ltd.	666	2,281
Yes Bank Ltd.	128,869	637,303

		8,367,942

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	858,725	313,104

Ireland — 0.1%
Accenture PLC Class A	748	122,365
Allergan PLC	69	11,504
Eaton Corp. PLC	22	1,644
Ingersoll-Rand PLC	105	9,422
Medtronic PLC	2,245	192,194

		337,129

Israel — 0.0%
Check Point Software Technologies Ltd. (a)	63	6,154

Italy — 0.9%
Atlantia SpA	36	1,063
Ei Towers SpA	17,149	947,263
Enel SpA	237,816	1,317,532
Eni SpA	355	6,591
Intesa Sanpaolo SpA	892	2,582
Luxottica Group SpA	25,041	1,614,612
RAI Way SpA (b)	119,587	559,970
Snam SpA	19,989	83,271
Telecom Italia SpA (a)	327,013	242,676
Telecom Italia SpA (a)	524,075	392,025

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
UniCredit SpA	341	$5,671

		5,173,256

Japan — 8.4%
Aisin Seiki Co. Ltd.	13,040	593,646
Ajinomoto Co., Inc.	75,200	1,420,053
Alfresa Holdings Corp.	6,000	140,892
Alpine Electronics, Inc.	4,100	84,500
Asahi Kasei Corp.	73,000	926,567
Astellas Pharma, Inc.	159,550	2,430,684
Bridgestone Corp.	40,300	1,574,581
Canon Marketing Japan, Inc.	5,100	106,155
COMSYS Holdings Corp.	6,100	161,629
Daicel Corp.	22,300	246,451
Daikin Industries Ltd.	7,600	908,975
Daiwa House Industry Co. Ltd.	200	6,810
Denso Corp.	31,270	1,521,175
Dowa Holdings Co. Ltd.	2,800	86,206
East Japan Railway Co.	31,753	3,041,079
Exedy Corp.	3,600	111,350
Fujitsu Ltd.	2,000	12,114
GS Yuasa Corp.	24,000	109,273
Hino Motors Ltd.	10,400	110,733
Hitachi Chemical Co. Ltd.	7,700	155,117
Hitachi Ltd.	3,000	21,132
Hoya Corp.	36,320	2,062,741
Inpex Corp.	200	2,067
Japan Airlines Co. Ltd.	72,400	2,565,657
Japan Aviation Electronics Industry Ltd.	7,000	110,069
Japan Post Holdings Co. Ltd.	400	4,379
JFE Holdings, Inc.	200	3,773
Kamigumi Co. Ltd.	5,500	114,018
The Kansai Electric Power Co., Inc.	100	1,456
KDDI Corp.	8,000	218,725
Keyence Corp.	400	225,595
Kinden Corp.	18,200	297,111
Kintetsu Group Holdings Co. Ltd.	100	4,080
Kirin Holdings Co. Ltd.	100	2,673
Koito Manufacturing Co. Ltd.	12,200	804,858
Kuraray Co. Ltd.	7,500	103,162
Kyudenko Corp.	3,000	144,721
Mabuchi Motor Co. Ltd.	4,300	204,280
Maeda Road Construction Co. Ltd.	7,000	133,013
Medipal Holdings Corp.	6,700	134,601
Mitsubishi Chemical Holding Corp.	400	3,343
Mitsubishi Electric Corp.	211,600	2,811,493
Mitsubishi Tanabe Pharma Corp.	300	5,180
Mitsubishi UFJ Financial Group, Inc.	1,100	6,239
MS&AD Insurance Group Holdings, Inc.	100	3,106
Murata Manufacturing Co. Ltd.	21,770	3,654,763
Nichias Corp.	7,000	87,571
Nippo Corp.	7,000	127,467

	Number of Shares	Value
Nippon Telegraph & Telephone Corp.	4,140	$188,119
Nippon Television Holdings, Inc.	13,600	229,332
Nitto Denko Corp.	40,300	3,044,691
Nomura Holdings, Inc.	800	3,873
Okumura Corp.	6,646	216,699
Olympus Corp.	100	3,735
Oracle Corp.	100	8,153
Otsuka Holdings Co. Ltd.	2,400	116,223
Panasonic Corp.	400	5,374
Rakuten, Inc.	1,100	7,428
Resona Holdings, Inc.	1,500	8,015
Rohm Co. Ltd.	16,160	1,353,324
Seino Holdings Co. Ltd.	7,500	132,777
Seven & i Holdings Co. Ltd.	2,100	91,533
Shimamura Co. Ltd.	1,000	88,015
Shin-Etsu Chemical Co. Ltd.	26,988	2,394,102
Shionogi & Co. Ltd.	300	15,396
Sony Corp.	200	10,261
Stanley Electric Co. Ltd.	3,500	119,021
Subaru Corp.	94,330	2,744,328
Sumitomo Mitsui Financial Group, Inc.	30	1,163
Suzuken Co. Ltd.	3,000	126,923
Suzuki Motor Corp.	52,037	2,869,730
Taisei Corp.	200	11,019
Takeda Pharmaceutical Co. Ltd.	100	4,223
Toagosei Co. Ltd.	7,300	84,266
Toda Corp.	32,200	279,910
Toho Co. Ltd.	4,500	150,765
Tokio Marine Holdings, Inc.	20,775	972,796
Tokyo Gas Co. Ltd.	74,697	1,982,153
Tokyo Steel Manufacturing Co. Ltd.	20,900	185,402
Toray Industries, Inc.	80,200	631,325
Toshiba Corp. (a)	1,000	3,002
Toyota Industries Corp.	30,221	1,691,769
TV Asahi Holdings Corp.	10,000	219,072
Ube Industries Ltd.	39,560	1,027,197
Unicharm Corp.	200	6,018
Yamato Kogyo Co. Ltd.	4,200	126,832

		48,759,227

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	465	48,174

Luxembourg — 0.0%
ArcelorMittal	51	1,489

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	38,500	83,882

Mexico — 0.0%
Cemex SAB de CV (a)	21,743	14,309
Grupo Financiero Banorte SAB de CV Class O	646	3,799

		18,108

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 1.6%
ABN AMRO Group NV (b)	51,198	$1,325,067
ING Groep NV	158,943	2,280,726
Koninklijke Ahold Delhaize NV	169	4,043
Koninklijke DSM NV	67	6,728
Koninklijke Philips NV	119,793	5,077,585
Schlumberger Ltd.	12,544	840,824
Unilever NV	159	8,863

		9,543,836

Norway — 0.0%
DNB ASA	204	3,979

Panama — 0.0%
Carnival Corp.	206	11,806

Poland — 0.0%
PGE Polska Grupa Energetyczna SA (a)	3,107	7,741
Polski Koncern Naftowy ORLEN SA	211	4,729

		12,470

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,775	83,096
NOS SGPS SA	76,620	419,721

		502,817

Republic of Korea — 0.7%
Coway Co. Ltd.	2,319	180,145
Doosan Bobcat, Inc. (a)	28,165	808,025
Hana Financial Group, Inc.	157	6,028
Hyundai Mobis Co. Ltd.	4	760
Industrial Bank Of Korea	438	6,046
KT&G Corp.	12,834	1,230,716
LG Chem Ltd.	859	256,716
LG Display Co. Ltd.	36	590
Lotte Chemical Corp.	7	2,183
POSCO	931	275,060
Samsung Electronics Co. Ltd.	32,091	1,339,990
Shinhan Financial Group Co. Ltd.	16	619
SK Hynix, Inc.	107	8,202
SK Innovation Co. Ltd.	22	3,983
SK Telecom Co. Ltd.	935	195,788
Woori Bank	225	3,286

		4,318,137

Singapore — 0.2%
CapitaLand Ltd.	420,400	973,274
ComfortDelGro Corp. Ltd.	97,100	167,232
Genting Singapore Ltd.	16,600	14,911
Singapore Telecommunications Ltd.	93,700	211,525

		1,366,942

South Africa — 0.0%
Kumba Iron Ore Ltd.	28	597
MTN Group Ltd.	236	1,855
Tiger Brands Ltd.	381	9,212

		11,664

	Number of Shares	Value
Spain — 0.3%
Aena SME SA (b)	99	$17,959
Amadeus IT Group SA	24	1,891
Banco Bilbao Vizcaya Argentaria SA	791	5,587
CaixaBank SA	2,156	9,313
Cellnex Telecom SAU (b)	71,682	1,803,794
Repsol SA	321	6,268

		1,844,812

Sweden — 0.0%
Essity AB Class B	377	9,299
Sandvik AB	431	7,638
Skandinaviska Enskilda Banken AB Class A	987	9,371
Volvo AB Class B	1,064	16,948

		43,256

Switzerland — 1.4%
Chubb Ltd.	10,369	1,317,070
Cie Financiere Richemont SA Registered	26	2,203
Nestle SA Registered	44,753	3,464,633
Novartis AG Registered	108	8,181
Roche Holding AG	120	26,702
SGS SA Registered	1	2,664
The Swatch Group AG	1	475
The Swatch Group AG Registered	127	10,996
UBS Group AG Registered	200,296	3,081,569

		7,914,493

Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	133,000	234,438
Cheng Shin Rubber Industry Co. Ltd.	75,211	113,034
Chunghwa Telecom Co. Ltd.	314,000	1,132,404
CTBC Financial Holding Co. Ltd.	1,000	719
Far EasTone Telecommunications Co. Ltd.	195,000	503,829
Formosa Chemicals & Fibre Corp.	54,000	214,935
Formosa Petrochemical Corp.	38,000	152,378
Formosa Plastics Corp.	56,000	206,459
Fubon Financial Holding Co. Ltd.	149,000	249,497
Hon Hai Precision Industry Co. Ltd.	88,100	240,899
Nan Ya Plastics Corp.	70,000	199,984
Nanya Technology Corp.	2,000	5,446
Taiwan Cooperative Financial Holding Co. Ltd.	2,000	1,170
Taiwan Mobile Co. Ltd.	161,000	583,415
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	249,013
Uni-President Enterprises Corp.	132,000	334,746

		4,422,366

Thailand — 0.2%
Advanced Info Service PCL	51,900	289,813
Intouch Holdings PCL	130,100	209,110

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
PTT Global Chemical PCL	109,200	$237,320
The Siam Cement PCL	2,700	33,557
The Siam Cement PCL NVDR	13,400	167,391
Thai Oil PCL	4,300	10,080
Thai Oil PLC	54,100	126,963

		1,074,234

Turkey — 0.0%
BIM Birlesik Magazalar AS	186	2,719
Eregli Demir ve Celik Fabrikalari TAS	468	1,038
Turk Hava Yollari AO (a)	1,498	4,411

		8,168

United Kingdom — 2.9%
Amdocs Ltd.	1,578	104,448
Anglo American PLC	195	4,331
Aon PLC	36	4,938
Aviva PLC	396	2,633
Barclays PLC	719	1,793
The Berkeley Group Holdings PLC	2,035	101,635
BP PLC	1,627	12,388
Diageo PLC	87	3,123
Experian PLC	41	1,014
GlaxoSmithKline PLC	774	15,616
Glencore PLC	461	2,186
GW Pharmaceuticals PLC ADR (a)	2,704	377,316
HSBC Holdings PLC	272,214	2,552,466
Imperial Brands PLC	179	6,665
Legal & General Group PLC	2,455	8,616
Liberty Global PLC Series A (a)	35,736	984,169
Lloyds Banking Group PLC	20,897	17,385
NMC Health PLC	60,344	2,847,680
Prudential PLC	75	1,714
RELX PLC	35	749
Rio Tinto PLC	212	11,692
Royal Dutch Shell PLC Class A	249	8,629
Royal Dutch Shell PLC Class A	85,023	2,950,302
Royal Dutch Shell PLC Class A Sponsored ADR	34,649	2,398,750
Royal Dutch Shell PLC Class B	610	21,819
SSE PLC	66	1,179
Unilever PLC	109	6,030
Vodafone Group PLC	1,567,170	3,797,530
Vodafone Group PLC Sponsored ADR	28,518	693,273

		16,940,069

United States — 30.7%
AbbVie, Inc.	1,211	112,199
Acadia Healthcare Co., Inc. (a)	25,225	1,031,955
Activision Blizzard, Inc.	31	2,366
Adobe Systems, Inc. (a)	674	164,328
Aetna, Inc.	680	124,780
Agilent Technologies, Inc.	91	5,627
Air Products & Chemicals, Inc.	24,040	3,743,749

	Number of Shares	Value
Alliance Data Systems Corp.	132	$30,782
The Allstate Corp.	94	8,579
Ally Financial, Inc.	1,564	41,086
Alphabet, Inc. Class A (a)	29	32,747
Alphabet, Inc. Class C (a)	5,632	6,283,341
Altria Group, Inc.	42,354	2,405,284
Amazon.com, Inc. (a) (c)	3,880	6,595,224
American Express Co.	5	490
American International Group, Inc.	9	477
American Tower Corp.	918	132,348
Ameriprise Financial, Inc.	470	65,744
AmerisourceBergen Corp.	12	1,023
Amgen, Inc.	708	130,690
Anadarko Petroleum Corp.	71,866	5,264,184
Anthem, Inc.	18,398	4,379,276
Apple, Inc.	66,647	12,337,026
Applied Materials, Inc.	198	9,146
AT&T, Inc.	324	10,404
Automatic Data Processing, Inc.	71	9,524
AutoZone, Inc. (a)	8	5,367
Bank of America Corp.	176,834	4,984,950
The Bank of New York Mellon Corp.	921	49,670
Baxter International, Inc.	3,432	253,419
BB&T Corp.	11	555
Berkshire Hathaway, Inc. Class B (a)	1,424	265,790
Biogen, Inc. (a)	2,793	810,640
The Boeing Co.	473	158,696
Booking Holdings, Inc. (a)	4	8,108
Boston Scientific Corp. (a)	155	5,069
Bristol-Myers Squibb Co.	286	15,827
Broadcom, Inc.	8	1,941
CA, Inc.	232	8,271
Capital One Financial Corp.	828	76,093
Cardinal Health, Inc.	47	2,295
Caterpillar, Inc.	301	40,837
Celgene Corp. (a)	103	8,180
The Charles Schwab Corp.	67,053	3,426,408
Charter Communications, Inc. Class A (a)	14,387	4,218,412
Chevron Corp.	522	65,996
Cigna Corp.	94	15,975
Cisco Systems, Inc.	597	25,689
Citigroup, Inc.	45,040	3,014,077
Cloudera, Inc. (a)	90,809	1,238,635
CME Group, Inc.	35	5,737
The Coca-Cola Co.	204	8,947
Cognizant Technology Solutions Corp. Class A	160	12,638
Colgate-Palmolive Co.	2,265	146,795
Comcast Corp. Class A	194,159	6,370,357
Conagra Brands, Inc.	469	16,757
ConocoPhillips	328	22,835
Constellation Brands, Inc. Class A	516	112,937

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	344	$9,463
Costco Wholesale Corp.	232	48,483
Crown Holdings, Inc. (a)	1,145	51,250
CSX Corp.	423	26,979
Cummins, Inc.	48	6,384
CVS Health Corp.	60,897	3,918,722
Danaher Corp.	53	5,230
Dave & Buster’s Entertainment, Inc. (a)	11,653	554,683
Dell Technologies ,Inc. Class V (a)	120	10,150
Delta Air Lines, Inc.	963	47,707
Discover Financial Services	1,252	88,153
DISH Network Corp. Class A (a)	5,148	173,024
Dollar General Corp.	3,036	299,350
Domo, Inc. (a)	18,514	505,432
DowDuPont, Inc.	81,382	5,364,701
Dropbox, Inc. Class B (Lockup) (a) (d)	58,076	1,882,824
DXC Technology Co.	59	4,756
eBay, Inc. (a)	734	26,615
Edgewell Personal Care Co. (a)	26,981	1,361,461
Edwards Lifesciences Corp. (a)	195	28,386
Electronic Arts, Inc. (a)	796	112,252
Emerson Electric Co.	26	1,798
Entergy Corp.	48	3,878
Equity Residential	110	7,006
Expedia Group, Inc.	176	21,153
Express Scripts Holding Co. (a)	201	15,519
Exxon Mobil Corp.	15,368	1,271,395
Facebook, Inc. Class A (a)	51,467	10,001,067
Fieldwood Energy LLC (a)	1,094	54,974
Fieldwood Energy LLC (a) (d)	4,052	147,898
Fifth Third Bancorp	31,339	899,429
FleetCor Technologies, Inc. (a)	13,180	2,776,367
Ford Motor Co.	245	2,712
Fortune Brands Home & Security, Inc.	2,316	124,346
Franklin Resources, Inc.	54	1,731
Freeport-McMoRan, Inc.	225	3,884
General Dynamics Corp.	248	46,230
General Electric Co.	71,039	966,841
General Mills, Inc.	173	7,657
General Motors Co.	213	8,392
Gilead Sciences, Inc.	45,086	3,193,892
Global Payments, Inc.	2,526	281,624
The Goldman Sachs Group, Inc.	403	88,890
Halliburton Co.	149	6,714
The Hartford Financial Services Group, Inc.	3,351	171,337
HCA Healthcare, Inc.	26,517	2,720,644
Helmerich & Payne, Inc.	877	55,918
Hewlett Packard Enterprise Co.	572	8,357
Hilton Worldwide Holdings, Inc.	32	2,533
The Home Depot, Inc.	859	167,591

	Number of Shares	Value
HP, Inc.	767	$17,403
Humana, Inc.	22	6,548
Huntsman Corp.	1,303	38,048
Hyatt Hotels Corp. Class A	220	16,973
Illinois Tool Works, Inc.	227	31,449
Intel Corp.	2,424	120,497
International Business Machines Corp.	13,836	1,932,889
International Paper Co.	1,126	58,642
Intuit, Inc.	681	139,132
Intuitive Surgical, Inc. (a)	20	9,570
Jawbone Health Hub, Inc. (a) (d) (e)	19,705	2
Johnson & Johnson	21,272	2,581,144
JP Morgan Chase & Co.	14,094	1,468,595
Kimberly-Clark Corp.	67	7,058
Kinder Morgan, Inc.	438	7,739
KLA-Tencor Corp.	817	83,767
Kohl’s Corp.	777	56,643
Lam Research Corp.	59	10,198
Las Vegas Sands Corp.	265	20,235
Lear Corp.	465	86,402
Liberty Broadband Corp. Class A (a)	3,717	281,154
Liberty Broadband Corp. Class C (a)	15,676	1,186,987
Liberty Media Corp-Liberty SiriusXM Class A (a)	13,328	600,426
Liberty Media Corp-Liberty SiriusXM Class C (a)	21,916	994,110
Lockheed Martin Corp.	18	5,318
Lookout, Inc. (a) (d) (e)	3,711	742
Lowe’s Cos., Inc.	3,121	298,274
M&T Bank Corp.	20	3,403
Marathon Petroleum Corp.	2,048	143,688
Marsh & McLennan Cos., Inc.	18,804	1,541,364
Masco Corp.	2,789	104,364
Mastercard, Inc. Class A	1,680	330,154
McDonald’s Corp.	434	68,003
McKesson Corp.	336	44,822
Merck & Co., Inc.	3,093	187,745
MetLife, Inc.	5,909	257,632
MGM Resorts International	66,515	1,930,930
Micron Technology, Inc. (a)	1,208	63,348
Microsoft Corp.	108,106	10,660,333
Mohawk Industries, Inc. (a)	13,159	2,819,579
Mondelez International, Inc. Class A	4,166	170,806
Morgan Stanley	76,330	3,618,042
NextEra Energy Partners LP	19,557	912,725
NextEra Energy, Inc.	18,423	3,077,194
NIKE, Inc. Class B	31	2,470
Norfolk Southern Corp.	23	3,470
Northrop Grumman Corp.	655	201,544
NVIDIA Corp.	35	8,292
O’Reilly Automotive, Inc. (a)	5,498	1,504,088
Occidental Petroleum Corp.	73	6,109
Oracle Corp.	4,516	198,975

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	35	$2,169
Packaging Corp. of America	731	81,718
Paychex, Inc.	26	1,777
PepsiCo, Inc.	2,150	234,071
Perspecta, Inc.	28	575
Pfizer, Inc.	116,283	4,218,747
PG&E Corp.	109	4,639
Philip Morris International, Inc.	168	13,564
Phillips 66	866	97,260
Pioneer Natural Resources Co.	4,067	769,639
The Procter & Gamble Co.	43,621	3,405,055
The Progressive Corp.	10	592
Prologis, Inc.	154	10,116
Prudential Financial, Inc.	680	63,587
Pure Storage, Inc. Class A (a)	65,715	1,569,274
PVH Corp.	353	52,851
QUALCOMM, Inc.	67,671	3,797,697
Raytheon Co.	992	191,635
Red Hat, Inc. (a)	9	1,209
Reinsurance Group of America, Inc.	530	70,744
Republic Services, Inc.	14	957
Rockwell Automation, Inc.	215	35,739
Ross Stores, Inc.	688	58,308
Sempra Energy	10,638	1,235,178
Snap, Inc. Class A (a)	78,057	1,021,766
The St. Joe Co. (a)	39,338	706,117
State Street Corp.	500	46,545
Stryker Corp.	1,294	218,505
SunTrust Banks, Inc.	31,805	2,099,766
Symantec Corp.	115	2,375
Sysco Corp.	349	23,833
Target Corp.	236	17,964
Tenet Healthcare Corp. (a)	43,532	1,461,369
TESARO, Inc. (a)	8,560	380,663
Texas Instruments, Inc.	124	13,671
Thermo Fisher Scientific, Inc.	714	147,898
The Travelers Cos., Inc.	1,816	222,169
Union Pacific Corp.	47	6,659
United Continental Holdings, Inc. (a)	36,098	2,517,114
United Rentals, Inc. (a)	638	94,182
UnitedHealth Group, Inc.	1,424	349,364
Valero Energy Corp.	1,601	177,439
VeriSign, Inc. (a)	972	133,572
Verizon Communications, Inc.	3,494	175,783
VF Corp.	196	15,978
Visa, Inc. Class A	2,366	313,377
Vistra Energy Corp. (a)	12,027	284,559
VMware, Inc. Class A (a)	106	15,579
Vornado Realty Trust	98	7,244
Walgreens Boots Alliance, Inc.	161	9,662
Walmart, Inc.	4,098	350,994
The Walt Disney Co.	453	47,479
Waste Management, Inc.	170	13,828

	Number of Shares	Value
Wells Fargo & Co.	27,397	$1,518,890
Western Digital Corp.	8,382	648,851
Weyerhaeuser Co.	295	10,756
The Williams Cos., Inc.	187,379	5,079,845
Wyndham Destinations, Inc.	976	43,208
Wyndham Hotels & Resorts, Inc.	684	40,240
Yum China Holdings, Inc.	74	2,846
Yum! Brands, Inc.	229	17,912
Zynga, Inc. Class A (a)	217,600	885,632

		178,865,824

TOTAL COMMON STOCK (Cost $297,000,282)		335,157,101

PREFERRED STOCK — 1.4%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA BRL (a)	231	808
Petroleo Brasileiro SA 025%	1,533	6,799

		7,607

Italy — 0.0%
Telecom Italia SpA 5.160% (a)	46,377	30,221

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 2.49%	200	6,744

United States — 1.4%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370% 8.729% VRN	19,631	532,000
Domo, Inc. Class B (Lock Up) (a) (d)	10,200	264,588
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785% 8.128% VRN	21,564	567,133
Grand Rounds, Inc. Series D, Convertible (a) (d) (e)	76,520	190,535
Grand Rounds, Inc. Series C, Convertible (a) (d) (e)	121,323	304,521
Lookout, Inc. Series F (a) (d) (e)	55,056	459,718
Mandatory Exchangeable Trust 5.750% (a) (b)	8,497	1,772,737
Palantir Technologies, Inc. Series I (a) (d) (e)	107,092	618,992
Uber Technologies, Inc., Series D (a) (d) (e)	65,060	2,602,400
Wells Fargo & Co. 7.500% (a)	182	229,222
Welltower, Inc. 6.500% (a)	7,844	466,326

		8,008,172

TOTAL PREFERRED STOCK (Cost $6,693,200)		8,052,744

TOTAL EQUITIES (Cost $303,693,482)		343,209,845

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 27.4%

BANK LOANS — 0.2%
United States — 0.2%
Fieldwood Energy LLC Exit 1st Lien TL, 1 mo. LIBOR + 5.250% 7.344% VRN 4/11/22	$130,182	$130,247
Exit 2nd Lien TL, 1 mo. LIBOR + 7.250% 9.344% VRN 4/11/23	175,746	169,742
Hilton Worldwide Finance LLC, Term Loan B2, 1 mo. LIBOR + 1.750% 3.841% VRN 10/25/23	668,010	667,729

		967,718

TOTAL BANK LOANS (Cost $977,804)		967,718

CORPORATE DEBT — 3.3%
Australia — 0.2%
Quintis Ltd. (Acquired 7/20/16, Cost $1,525,000) 8.750% 8/01/23 (b) (e) (g) (h)	1,525,000	1,026,515

Cayman Islands — 0.0%
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)	200,000	69,000

Chile — 0.0%
Inversiones Alsacia SA, (Acquired 3/26/15, Cost $400,040), 8.000% 12/31/18 (b) (e) (g) (h)	435,477	10,887

France — 0.1%
Danone SA 2.589% 11/02/23 (b)	490,000	461,480

India — 0.0%
REI Agro Ltd., Convertible, (Acquired 12/1/09, Cost $616,798), 5.500% 11/13/14 (b) (d) (e) (g) (h)	618,000	-

Italy — 0.0%
Telecom Italia SpA 5.303% 5/30/24 (b)	279,000	275,164

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	400,000	393,595
Intelsat Jackson Holdings SA 7.500% 4/01/21	372,000	369,210
8.000% 2/15/24 (b)	125,000	131,250

		894,055

Mexico — 0.0%
Petroleos Mexicanos 5.977% FRN 3/11/22 (i)	247,000	263,672

Netherlands — 0.3%
Bayer Capital Corp. B.V. EUR 5.625% 11/22/19 (b) (f)	900,000	1,124,592

	Principal Amount	Value
Bio City Development Co. B.V., Convertible , (Acquired 7/05/11, Cost $1,400,000), 8.000% 7/06/18 (b) (d) (e) (g) (h)	$1,400,000	$318,500
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	248,572
ING Groep NV 5 year USD Swap + 4.445% 6.000% VRN 12/29/49	280,000	278,656

		1,970,320

Singapore — 0.1%
CapitaLand Ltd. SGD 1.950% 10/17/23 (b) (f)	500,000	363,761

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., Convertible (Acquired 5/8/13, Cost $886,784), 7.000% 10/31/17 (b) (e) (g) (h)	1,019,810	922,928

United Kingdom — 0.4%
HSBC Holdings PLC 5 year USD ICE Swap + 3.705% 6.375% VRN 12/29/49	905,000	895,217
Lloyds Bank PLC 5 Year UK Gilt + 13.400% GBP 13.000% VRN 1/29/49 (f)	465,000	1,082,779
UBS Group Funding Switzerland AG 4.125% 9/24/25 (b)	220,000	218,463

		2,196,459

United States — 1.9%
AbbVie, Inc. 2.900% 11/06/22	400,000	388,148
AliphCom, Inc., Convertible 12.000% 4/28/20 (d) (e) (h)	191,000	-
12.000% 4/28/20 (d) (e) (h)	2,617,000	-
Allergan Sales LLC 5.000% 12/15/21 (b)	212,000	219,345
Ally Financial, Inc. 3.500% 1/27/19	287,000	286,641
American Express Co. 3 mo. USD LIBOR + 3.285% 4.900% VRN 12/29/49	287,000	287,861
Amgen, Inc. 1.850% 8/19/21	80,000	76,624
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	255,000	253,425
4.000% 4/13/28	420,000	419,025
Apple, Inc. 3.200% 5/11/27	707,000	681,882
3.350% 2/09/27	736,000	718,702
Bank of America Corp. 3 mo. USD LIBOR + .660% 2.369% VRN 7/21/21	184,000	180,374
4.000% 1/22/25	232,000	229,019
Becton Dickinson & Co. 3.363% 6/06/24	193,000	185,393

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Becton Dickinson and Co. 2.894% 6/06/22	$337,000	$325,958
3.125% 11/08/21	409,000	403,067
Citigroup, Inc. 2.450% 1/10/20	406,000	401,440
3 mo. USD LIBOR + 4.059% 5.875% VRN 12/29/49	954,000	977,230
3 mo. USD LIBOR + 4.095% 5.950% VRN 12/29/49	384,000	395,520
CVS Health Corp. 3.700% 3/09/23	1,655,000	1,646,607
eBay, Inc. 2.750% 1/30/23	230,000	221,582
Edgewell Personal Care Co. 4.700% 5/19/21	212,000	211,470
4.700% 5/24/22	218,000	213,095
General Motors Financial Co., Inc. 3.450% 4/10/22	183,000	179,820
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922% 5.375% VRN 12/29/49	448,000	455,840
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	82,973
Morgan Stanley 3 mo. USD LIBOR + 3.610% 5.450% VRN 12/31/49	326,000	330,280
NBCUniversal Enterprise, Inc. 5.250% 12/31/49 (b)	300,000	303,000
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	169,000	174,281
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	254,000	268,288
Santander Holdings USA, Inc. 3.700% 3/28/22	125,000	123,161
The Sherwin-Williams Co. 2.250% 5/15/20	80,000	78,671
Synchrony Financial 3.750% 8/15/21	121,000	120,875
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN 10/29/49	122,000	110,563

		10,950,160

TOTAL CORPORATE DEBT (Cost $24,605,945)		19,404,401

SOVEREIGN DEBT OBLIGATIONS — 5.7%
Argentina — 0.8%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (f)	495,000	523,145
5.250% 1/15/28 EUR (f)	100,000	99,847

	Principal Amount	Value
5.875% 1/11/28 (f)	$1,324,000	$1,075,750
6.875% 1/26/27 (f)	740,000	651,200
7.500% 4/22/26 (f)	1,047,000	965,858
7.820% 12/31/33 EUR (f)	1,020,790	1,140,998

		4,456,798

Australia — 0.2%
Australia Government Bond AUD 3.000% 3/21/47 (j) (f)	1,800,000	1,305,306

Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie F BRL 10.000% 1/01/23 (f)	3,534,000	846,268

Canada — 0.9%
Canadian Government Bond 0.500% 8/01/18 CAD (f)	5,756,000	4,375,768
0.750% 3/01/21 CAD (f)	1,414,000	1,041,379

		5,417,147

Germany — 2.2%
Bundesrepublik Deutschland 0.010% 8/15/26 EUR (f) (j)	2,497,928	2,886,813
0.500% 2/15/28 EUR (f) (j)	8,163,000	9,705,370

		12,592,183

Japan — 0.6%
Japan Government Two Year Bond JPY 0.100% 10/15/18 (f)	384,150,000	3,472,010

Mexico — 0.9%
Mexican Bonos 6.500% 6/10/21 MXN (f)	28,600,000	1,394,125
6.500% 6/09/22 MXN (f)	40,219,800	1,942,555
8.500% 12/13/18 MXN (f)	40,695,300	2,052,976

		5,389,656

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $34,838,834)		33,479,368

U.S. TREASURY OBLIGATIONS — 18.2%
United States — 18.2%
U.S. Treasury Note 1.125% 7/31/21	1,213,900	1,159,986
1.250% 12/15/18 (k)	1,500,000	1,494,147
2.625% 2/28/23	14,157,500	14,099,985
2.750% 4/30/23	18,048,800	18,065,298
2.750% 5/31/23	14,195,500	14,212,468
2.750% 2/15/28 (l)	22,676,200	22,478,137
2.875% 5/31/25 (l)	29,760,400	29,873,861
2.875% 5/15/28	4,846,900	4,856,745

		106,240,627

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,866,436)		$106,240,627

TOTAL BONDS & NOTES (Cost $166,289,019)		160,092,114

	Number of Shares
MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
United States — 2.6%
iShares Gold Trust (a) (k)	364,055	4,375,941
SPDR Gold Trust (a) (k)	91,384	10,842,712

		15,218,653

TOTAL MUTUAL FUNDS (Cost $16,206,184)		15,218,653

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,049,002)		1,357,761

WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	-

TOTAL WARRANTS (Cost $0)		-

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, Expires 7/17/18 (a) (d) (e)	892	-

Spain — 0.0%
Repsol SA, Expires 7/06/18 (a)	321	182

TOTAL RIGHTS (Cost $181)		182

TOTAL LONG-TERM INVESTMENTS (Cost $488,237,868)		519,878,555

	Principal Amount
SHORT-TERM INVESTMENTS — 13.8%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (m)	$3,438,015	3,438,015

	Principal Amount	Value
Sovereign Debt Obligations — 1.0%
Japan Treasury Discount Bill JPY 0.000%9/10/18 (f)	$373,050,000	$3,370,284
JPY 0.000%10/01/18 (f)	247,000,000	2,231,694

		5,601,978

U.S. Treasury Bill — 12.2%
U.S. Treasury Bill 0.000% 7/05/18	9,000,000	8,998,755
0.000% 7/12/18	43,000,000	42,979,978
0.000% 7/19/18	4,000,000	3,996,718
0.000% 7/19/18	5,000,000	4,995,898
0.000% 7/26/18	2,000,000	1,997,697
0.000% 7/26/18	3,000,000	2,996,545
0.001% 7/05/18	5,000,000	4,999,308

		70,964,899

TOTAL SHORT-TERM INVESTMENTS (Cost $80,018,718)		80,004,892

TOTAL INVESTMENTS — 102.8% (Cost $568,256,586) (n)		599,883,447

Other Assets/(Liabilities) — (2.8)%		(16,311,002)

NET ASSETS — 100.0%		$583,572,445

	Number of Shares
EQUITIES SOLD SHORT — (0.3)%
France — 0.0%
Pernod-Ricard SA	(1,762)	(287,585)

Japan — (0.1)%
Yaskawa Electric Corp.	(8,300)	(292,649)

United States — (0.2)%
The Estee Lauder Cos., Inc. Class A	(2,979)	(425,073)
LyondellBasell Industries NV Class A	(7,302)	(802,125)

		(1,227,198)

TOTAL EQUITIES SOLD SHORT (Cost $(1,815,667))		(1,807,432)

Abbreviation Legend

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $11,912,021 or 2.04% of net assets.

(c)	A portion of this security is held as collateral for forward commitments.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $6,790,720 or 1.16% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $2,278,830 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2018, these securities amounted to a value of $2,278,830 or 0.39% of net assets.

(i)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(j)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $13,897,489 or 2.38% of net assets.

(k)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.
(l)	All or a portion of these securities are pledged/held as collateral for purchased and written options. (Note 2).
(m)

Maturity value of $3,438,285. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $3,506,979.

(n)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
	119	USD	1,523,200	7/20/18	SPDR Gold Shares, Strike 128.00 (k)	$ 33,705	$238	$(33,467)
Bank of America N.A.	1,585	USD	2,694,500	3/15/19	Russell 2000 Index, Strike 1,700.00	121,159	112,448	(8,711)
Bank of America N.A.	398,406	JPY	76,207,100	12/13/19	Topix Banks Index, Strike 191.28	50,311	25,860	(24,451)
Bank of America N.A.	1,192	USD	2,026,400	12/21/18	Russell 2000 Index, Strike 1,700.00	71,202	61,417	(9,785)
Barclays Bank PLC	9,320	EUR	1,276,560	3/19/21	DJ Euro STOXX Banks Index, Strike 136.97	93,874	33,776	(60,098)
BNP Paribas SA	538,108	JPY	104,414,369	3/13/20	Topix Banks Index, Strike 194.04	81,716	36,086	(45,630)
Citibank N.A.	12,073	EUR	1,592,227	6/19/20	DJ Euro STOXX Banks Index, Strike 131.88	100,848	36,210	(64,638)
Deutsche Bank AG	190	EUR	651,045	9/21/18	Euro STOXX 50 Index, Strike 3,426.55	69,380	16,326	(53,054)
Deutsche Bank AG	8,855	EUR	1,209,239	4/16/21	DJ Euro STOXX Banks Index, Strike 136.56	96,714	33,507	(63,207)
JP Morgan Chase Bank N.A.	7,156	USD	923,124	7/20/18	SPDR Gold Shares, Strike 129.00 (k)	20,393	104	(20,289)
JP Morgan Chase Bank N.A.	7,153	USD	929,890	7/20/18	SPDR Gold Shares, Strike 130.00 (k)	22,520	74	(22,446)
Morgan Stanley & Co. LLC	753,213	JPY	144,075,035	12/13/19	Topix Banks Index, Strike 191.28	110,023	48,888	(61,135)
Morgan Stanley & Co. LLC	20,764	JPY	98,760,538	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,756.33	64,856	34,911	(29,945)
Morgan Stanley & Co. LLC	477,857	JPY	91,768,327	4/10/20	Topix Banks Index, Strike 192.04	72,702	35,128	(37,574)
Morgan Stanley & Co. LLC	16,632	JPY	80,103,704	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,816.24	47,026	30,698	(16,328)
Morgan Stanley & Co. LLC	16,772	JPY	82,096,743	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 4,894.87	57,838	29,261	(28,577)
Societe Generale	24,001	USD	3,096,129	8/17/18	SPDR Gold Shares, Strike 129.00 (k)	70,820	1,951	(68,869)
Societe Generale	7,396	EUR	869,531	3/20/20	DJ Euro STOXX Banks Index, Strike 117.57	66,157	52,374	(13,783)
UBS AG	9,603	EUR	1,295,644	6/18/21	Euro STOXX 50 Index, Strike 134.92	103,108	35,468	(67,640)
UBS AG	33,637	USD	2,018,220	1/18/19	Total SA, Strike 60.00	50,456	122,775	72,319
UBS AG	9,883	USD	741,225	1/18/19	Occidental Petroleum Corp., Strike 75.00	23,027	108,960	85,933
UBS AG	15,266	USD	1,373,940	1/18/19	Schlumberger Ltd., Strike 90.00	61,522	3,664	(57,858)
UBS AG	10,546	USD	1,001,870	1/18/19	Exxon Mobil Corp., Strike 95.00	18,985	8,384	(10,601)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
UBS AG	15,512	USD	1,939,000	1/18/19	Chevron Corp., Strike 125.00	$46,226	$127,198	$80,972
UBS AG	34,271	USD	1,542,195	6/21/19	Suncor Energy, Inc., Strike 45.00	66,312	76,002	9,690
UBS AG	50,624	USD	2,632,448	6/21/19	BP PLC, Strike 52.00	74,219	58,843	(15,376)
UBS AG	26,905	USD	2,017,875	6/21/19	ConocoPhillips, Strike 75.00	116,189	134,018	17,829
UBS AG	28,897	USD	2,225,069	6/21/19	Royal Dutch Shell PLC, Strike 77.00	50,450	45,304	(5,146)
UBS AG	13,340	USD	1,233,950	6/21/19	Occidental Petroleum Corp., Strike 92.50	54,186	47,888	(6,298)

						$1,915,924	$1,357,761	$(558,163)

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	15,656,207	USD	15,656,207	7/09/18	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/11/28, Strike 2.42	$133,078	$-	$(133,078)

The Fund had the following open Written Options contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Bank of America N.A.	1,192	USD	2,235,000	12/21/18	Russell 2000 Index, Strike 1,875.00	$7,152	$6,253	$899
Bank of America N.A.	1,585	USD	3,011,500	3/15/19	Russell 2000 Index, Strike 1,900.00	15,850	16,358	(508)
Bank of America N.A.	398,406	JPY	88,163,264	12/13/19	Topix Banks Index, Strike 221.29	19,908	9,412	10,496
Barclays Bank PLC	8,753	USD	612,710	1/18/19	DowDuPont, Inc., Strike 70.00	50,549	26,126	24,423
Barclays Bank PLC	7,004	USD	630,360	1/18/19	Microsoft Corp., Strike 90.00	55,332	87,627	(32,295)
Barclays Bank PLC	3,952	USD	632,320	1/18/19	Apple, Inc., Strike 160.00	56,512	116,041	(59,529)
Barclays Bank PLC	1,923	USD	346,140	1/18/19	FleetCor Technologies Inc., Strike 180.00	29,998	72,051	(42,053)
BNP Paribas SA	538,108	JPY	127,786,928	3/13/20	Topix Banks Index, Strike 237.47	26,030	10,020	16,010
Citibank N.A.	1,595	USD	486,475	12/21/18	Charter Communications, Inc., Strike 305.00	21,214	37,942	(16,728)
Citibank N.A.	3,154	USD	993,510	12/21/18	Charter Communications, Inc., Strike 315.00	41,948	62,677	(20,729)
Citibank N.A.	16,946	USD	614,293	1/18/19	Comcast Corp., Strike 36.25	37,790	23,783	14,007
Citibank N.A.	12,073	EUR	1,951,260	6/19/20	DJ Euro STOXX Banks Index, Strike 161.62	20,887	7,574	13,313
Deutsche Bank AG	5,267	USD	395,025	1/18/19	United Continental Holdings Inc., Strike 75.00	25,103	23,858	1,245
JP Morgan Chase Bank N.A.	24,001	USD	3,408,142	8/17/18	SPDR Gold Shares Strike 142.00 (k)	14,642	32	14,610
Morgan Stanley & Co. LLC	29,155	USD	991,270	11/16/18	Fifth Third Bancorp, Strike 34.00	27,989	8,411	19,578
Morgan Stanley & Co. LLC	20,764	JPY	117,937,342	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 5,679.90	25,416	11,056	14,360

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	753,213	JPY	166,675,040	12/13/19	Topix Banks Index, Strike 221.29	$51,646	$17,798	$33,848
Morgan Stanley & Co. LLC	477,857	JPY	111,757,468	4/10/20	Topix Banks Index, Strike 233.87	26,266	10,592	15,674
Societe Generale	7,396	EUR	1,175,937	3/20/20	DJ Euro STOXX Banks Index, Strike 159.00	6,084	5,047	1,037
UBS AG	4,067	USD	671,055	1/18/19	Pioneer Natural Resources Co., Strike 165.00	65,601	136,100	(70,499)
UBS AG	34,271	USD	1,713,550	6/21/19	Suncor Energy, Inc., Strike 50.00	19,797	35,019	(15,222)
UBS AG	50,624	USD	2,986,816	6/21/19	BP PLC, Strike 59.00	15,963	17,087	(1,124)
UBS AG	26,905	USD	2,286,925	6/21/19	ConocoPhillips, Strike 85.00	35,122	60,328	(25,206)
UBS AG	28,897	USD	2,528,488	6/21/19	Royal Dutch Shell PLC, Strike 87.50	8,339	11,204	(2,865)
UBS AG	13,340	USD	1,400,700	6/21/19	Occidental Petroleum Corp., Strike 105.00	14,890	16,444	(1,554)

						720,028	828,840	(108,812)

Put
Bank of America N.A.	398,406	JPY	62,386,396	12/13/19	Topix Banks Index, Strike 156.59	$30,676	$44,349	$(13,673)
Bank of America N.A.	993	USD	1,588,800	12/21/18	Russell 2000 Index, Strike 1,600.00	40,684	56,654	(15,970)
Bank of America N.A.	911	USD	2,368,600	3/15/19	S&P 500 Index, Strike 2,600.00	71,067	86,259	(15,192)
Barclays Bank PLC	6,214	EUR	684,969	3/19/21	DJ Euro STOXX Banks Index, Strike 110.23	98,552	148,973	(50,421)
BNP Paribas SA	538,108	JPY	83,836,365	3/13/20	Topix Banks Index, Strike 155.80	47,412	66,289	(18,877)
Citibank N.A.	8,048	EUR	853,280	6/19/20	DJ Euro STOXX Banks Index, Strike 106.02	86,433	144,058	(57,625)
Deutsche Bank AG	2,952	EUR	292,366	4/16/21	DJ Euro STOXX Banks Index, Strike 99.04	32,242	49,998	(17,756)
Deutsche Bank AG	2,952	EUR	350,727	4/16/21	DJ Euro STOXX Banks Index, Strike 118.81	64,484	92,162	(27,678)
Morgan Stanley & Co. LLC	20,764	JPY	79,583,734	3/13/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,832.77	46,100	55,106	(9,006)
Morgan Stanley & Co. LLC	11,088	JPY	42,366,804	9/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,820.96	28,576	36,311	(7,735)
Morgan Stanley & Co. LLC	11,181	JPY	42,337,938	12/11/20	Sumitomo Mitsui Financial Group, Inc., Strike 3,786.60	34,357	39,683	(5,326)
Morgan Stanley & Co. LLC	753,213	JPY	117,943,816	12/13/19	Topix Banks Index, Strike 156.59	64,202	83,837	(19,635)
Morgan Stanley & Co. LLC	477,857	JPY	75,413,576	4/10/20	Topix Banks Index, Strike 157.82	45,286	64,990	(19,704)
Societe Generale	4,928	EUR	496,606	3/20/20	DJ Euro STOXX Banks Index, Strike 100.77	60,040	59,605	435
Societe Generale	24,001	USD	2,856,119	8/17/18	SPDR Gold Trust, Strike 119.00 (k)	11,520	41,017	(29,497)
UBS AG	6,318	EUR	672,108	6/18/21	DJ Euro STOXX Banks Index, Strike 106.38	101,970	151,146	(49,176)
UBS AG	15,266	USD	915,960	1/18/19	Schlumberger Ltd., Strike 60.00	49,615	30,685	18,930
UBS AG	10,546	USD	632,760	1/18/19	Exxon Mobil Corp., Strike 60.00	16,873	3,849	13,024

						930,089	1,254,971	(324,882)

						$1,650,117	$2,083,811	$(433,694)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	1,124,000	Barclays Bank PLC	8/16/18	$1,523,819	$(37,507)
ZAR	24,544,163	Barclays Bank PLC	7/20/18	1,837,951	(52,533)

				3,361,770	(90,040)

EUR	2,763,000	BNP Paribas SA	7/27/18	3,461,404	(229,187)
JPY	283,654,000	BNP Paribas SA	7/19/18	2,662,843	(98,117)

				6,124,247	(327,304)

AUD	1,992,000	Deutsche Bank AG	7/13/18	1,490,026	(15,844)
EUR	2,763,000	Deutsche Bank AG	7/13/18	3,457,010	(228,097)
GBP	1,932,000	Deutsche Bank AG	9/14/18	2,584,943	(26,969)
GBP	1,932,000	Deutsche Bank AG	9/21/18	2,578,304	(19,528)
JPY	282,878,000	Deutsche Bank AG	7/12/18	2,651,700	(95,182)

				12,761,983	(385,620)

EUR	2,763,000	Goldman Sachs International	7/20/18	3,458,710	(228,146)
GBP	1,932,000	Goldman Sachs International	9/28/18	2,578,703	(19,125)
PLN	5,216,000	Goldman Sachs International	8/02/18	1,500,058	(106,955)

				7,537,471	(354,226)

GBP	1,126,000	JP Morgan Chase Bank N.A.	8/10/18	1,531,761	(43,184)
GBP	1,166,000	JP Morgan Chase Bank N.A.	8/23/18	1,573,549	(31,240)
GBP	1,926,000	JP Morgan Chase Bank N.A.	10/05/18	2,572,174	(19,723)

				5,677,484	(94,147)

NOK	9,403,000	Morgan Stanley & Co. LLC	7/27/18	1,183,020	(27,375)

EUR	1,690,000	UBS AG	7/12/18	2,097,949	(123,115)
EUR	2,763,000	UBS AG	8/03/18	3,462,804	(228,933)

				5,560,753	(352,048)

				$42,206,728	$(1,630,760)

Contracts to Deliver
JPY	373,050,000	Barclays Bank PLC	9/10/18	$3,407,180	$21,856

BRL	5,671,471	BNP Paribas SA	9/06/18	1,468,000	14,686
EUR	2,763,000	BNP Paribas SA	7/27/18	3,386,112	153,896
JPY	283,654,000	BNP Paribas SA	7/19/18	2,610,833	46,107

				7,464,945	214,689

AUD	1,992,000	Deutsche Bank AG	7/13/18	1,543,402	69,220
EUR	2,763,000	Deutsche Bank AG	7/13/18	3,271,668	42,755
JPY	282,878,000	Deutsche Bank AG	7/12/18	2,601,057	44,539

				7,416,127	156,514

AUD	1,337,000	Goldman Sachs International	7/26/18	1,017,337	27,823
EUR	2,763,000	Goldman Sachs International	7/20/18	3,273,379	42,815

				4,290,716	70,638

EUR	176,000	JP Morgan Chase Bank N.A.	8/20/18	209,036	2,781
JPY	247,000,000	JP Morgan Chase Bank N.A.	10/01/18	2,243,721	(1,315)

				2,452,757	1,466

EUR	1,690,000	UBS AG	7/12/18	2,000,985	26,152
EUR	2,763,000	UBS AG	8/03/18	3,388,778	154,907

				5,389,763	181,059

				$30,421,488	$646,222

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Cross Currency Forwards
SEK	12,705,291	Barclays Bank PLC	9/28/18	EUR	1,230,000	$(17,864)

SEK	12,799,888	Goldman Sachs International	9/21/18	EUR	1,239,000	(17,811)

						$(35,675)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
Yen Denom Nikkei	9/13/18	2	$(205,263)	$4,522
Euro Stoxx 50 Index	9/21/18	9	(365,005)	8,604
Nasdaq 100 E Mini Index	9/21/18	11	(1,580,390)	25,705
S&P 500 E Mini Index	9/21/18	2	(276,841)	4,681

				$43,512

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	234,609	12/20/22	Quarterly	(5.000%)	CDX.NA.HY.29.V1†	$3,268	$(17,671)	$(14,403)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	6,478,731	3/07/23	Annually/ Semi-Annually	Fixed 0.415%	6-Month EURIBOR	$(69,161)	$-	$(69,161)
	EUR	6,645,684	6/14/23	Annually/ Semi-Annually	Fixed 0.340%	6-Month EURIBOR	(30,648)	94	(30,554)
	EUR	2,500,805	8/15/26	Annually/ Semi-Annually	Fixed 3.730%	6-Month EURIBOR	71,651	52	71,703
	EUR	4,490,000	2/15/28	Annually/ Semi-Annually	Fixed 0.840%	6-Month EURIBOR	(1,057)	101	(956)
	EUR	4,489,000	2/15/28	Annually/ Semi-Annually	Fixed 0.841%	6-Month EURIBOR	(1,156)	101	(1,055)
	EUR	3,144,000	7/25/28	Annually/ Semi-Annually	Fixed 1.077%	6-Month EURIBOR	(67,559)	68	(67,491)
	USD	7,320,599	3/07/23	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.403%	(158,553)	-	(158,553)
	USD	8,287,559	6/14/23	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.330%	(218,363)	100	(218,263)
	USD	4,480,000	7/25/28	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.728%	(94,412)	79	(94,333)

							$(569,258)	$595	$(568,663)

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps
BNP Paribas SA	EUR	1,700	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$42,485	$-	$42,485
BNP Paribas SA	EUR	1,900	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	48,814	-	48,814
BNP Paribas SA	EUR	1,400	12/27/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	33,352	-	33,352
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,641	-	16,641
BNP Paribas SA	EUR	400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	13,500	-	13,500
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,291	-	16,291
BNP Paribas SA	EUR	1,400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	29,429	-	29,429
BNP Paribas SA	EUR	1,000	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	33,399	-	33,399
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,758	-	16,758
BNP Paribas SA	EUR	1,600	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	52,131	-	52,131
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,960	-	14,960
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	12,098	-	12,098
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	7,112	-	7,112
BNP Paribas SA	EUR	800	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	1,962	-	1,962
BNP Paribas SA	EUR	400	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	374	-	374

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
BNP Paribas SA	EUR	700	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$6,049	$-	$6,049
BNP Paribas SA	EUR	400	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	4,064	-	4,064
BNP Paribas SA	EUR	1,500	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,430	-	5,430
BNP Paribas SA	EUR	800	12/21/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,688	-	8,688
BNP Paribas SA	EUR	1,100	12/15/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	2,055	-	2,055
BNP Paribas SA	EUR	1,100	12/15/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(193)	-	(193)
BNP Paribas SA	JPY	30,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	20,011	-	20,011
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	6,196	-	6,196
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	6,422	-	6,422
BNP Paribas SA	JPY	20,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	6,341	-	6,341
BNP Paribas SA	JPY	60,000	4/01/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	37,177	-	37,177
BNP Paribas SA	JPY	30,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	17,559	-	17,559
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	11,525	-	11,525
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	7,363	(806)	6,557
BNP Paribas SA	JPY	60,000	4/01/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	37,556	-	37,556
BNP Paribas SA	JPY	20,000	3/31/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	7,605	-	7,605
BNP Paribas SA	USD	8,000	12/21/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	57,600	-	57,600

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
OTC Swaps (Continued)
BNP Paribas SA	USD	4,000	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	$50,800	$-	$50,800
Goldman Sachs International	USD	3,250	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	36,156	-	36,156
JP Morgan Chase Bank N.A.	JPY	20,000	4/03/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	6,701	-	6,701

							$674,411	$(806)	$673,605

Deliver		Receive		Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps
384,149,987	JPY	3,740,553	USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	$278,459	$(317)	$278,142

A portion of the cash collateral held by Bank of America N.A. amounted to $109,000 was related to swap agreements at June 30, 2018. A portion of the cash collateral received from BNP Paribas SA, Goldman Sachs International, and JP Morgan Chase Bank N.A. in the amounts of $890,000, $40,000, and $10,000 respectively, was related to swap agreements at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
USD	U.S. Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.1%
Basic Materials — 4.0%
Chemicals — 3.4%
Celanese Corp. Series A	4,700	$521,982
CF Industries Holdings, Inc.	66,055	2,932,842
The Chemours Co.	6,300	279,468
DowDuPont, Inc.	113,275	7,467,088
Eastman Chemical Co.	4,900	489,804
Huntsman Corp.	7,200	210,240
LyondellBasell Industries NV Class A	15,300	1,680,705
PPG Industries, Inc.	8,300	860,959
RPM International, Inc.	3,900	227,448
Westlake Chemical Corp.	4,200	452,046

		15,122,582

Forest Products & Paper — 0.2%
International Paper Co.	13,200	687,456

Iron & Steel — 0.3%
Nucor Corp.	10,500	656,250
Reliance Steel & Aluminum Co.	2,500	218,850
Steel Dynamics, Inc.	8,000	367,600

		1,242,700

Mining — 0.1%
Newmont Mining Corp.	14,500	546,795

		17,599,533

Communications — 9.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	12,800	300,032
Omnicom Group, Inc.	6,100	465,247

		765,279

Internet — 0.1%
CDW Corp.	5,100	412,029

Media — 4.1%
CBS Corp. Class B	5,620	315,956
Comcast Corp. Class A	89,277	2,929,178
News Corp. Class A	12,800	198,400
Twenty-First Century Fox, Inc. Class B	186,280	9,178,016
Viacom, Inc. Class B	8,230	248,217
The Walt Disney Co.	49,000	5,135,690

		18,005,457

Telecommunications — 5.4%
ARRIS International PLC (a)	5,900	144,226
AT&T, Inc.	4,316	138,587
Cisco Systems, Inc.	260,983	11,230,098
Juniper Networks, Inc.	9,400	257,748

	Number of Shares	Value
Motorola Solutions, Inc.	5,500	$640,035
Verizon Communications, Inc.	227,404	11,440,695

		23,851,389

		43,034,154

Consumer, Cyclical — 7.3%
Airlines — 0.6%
Delta Air Lines, Inc.	23,800	1,179,052
JetBlue Airways Corp. (a)	9,600	182,208
Southwest Airlines Co.	19,700	1,002,336
United Continental Holdings, Inc. (a)	7,500	522,975

		2,886,571

Apparel — 0.2%
Carter’s, Inc.	1,400	151,746
Michael Kors Holdings Ltd. (a)	3,700	246,420
PVH Corp.	2,600	389,272

		787,438

Auto Manufacturers — 0.9%
Ford Motor Co.	129,800	1,436,886
General Motors Co.	47,700	1,879,380
PACCAR, Inc.	11,700	724,932

		4,041,198

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	4,900	198,401
Aptiv PLC	8,600	788,018
BorgWarner, Inc.	7,100	306,436
Lear Corp.	2,300	427,363

		1,720,218

Distribution & Wholesale — 0.1%
LKQ Corp. (a)	7,900	252,010

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	800	248,152

Home Builders — 0.3%
D.R. Horton, Inc.	10,200	418,200
NVR, Inc. (a)	90	267,332
PulteGroup, Inc.	9,700	278,875
Toll Brothers, Inc.	5,700	210,843

		1,175,250

Home Furnishing — 0.0%
Leggett & Platt, Inc.	3,600	160,704

Leisure Time — 0.5%
Brunswick Corp.	3,100	199,888
Carnival Corp.	17,900	1,025,849
Norwegian Cruise Line Holdings Ltd. (a)	7,300	344,925
Royal Caribbean Cruises Ltd.	7,200	745,920

		2,316,582

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,300	$100,295
Las Vegas Sands Corp.	31,950	2,439,702

		2,539,997

Retail — 3.5%
AutoZone, Inc. (a)	900	603,837
Best Buy Co., Inc.	9,700	723,426
CarMax, Inc. (a)	6,200	451,794
Darden Restaurants, Inc.	3,200	342,592
Dollar General Corp.	8,300	818,380
Dollar Tree, Inc. (a)	6,400	544,000
Foot Locker, Inc.	3,200	168,480
The Gap, Inc.	13,000	421,070
Genuine Parts Co.	4,000	367,160
Kohl’s Corp.	5,300	386,370
Lowe’s Cos., Inc.	24,700	2,360,579
Macy’s, Inc.	7,900	295,697
Nordstrom, Inc.	5,700	295,146
Target Corp.	18,200	1,385,384
Walmart, Inc.	75,713	6,484,818

		15,648,733

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,600	557,102

		32,333,955

Consumer, Non-cyclical — 17.6%
Agriculture — 0.6%
Archer-Daniels-Midland Co.	18,800	861,604
Bunge Ltd.	3,800	264,898
Philip Morris International, Inc.	20,146	1,626,588

		2,753,090

Biotechnology — 2.7%
Amgen, Inc.	22,000	4,060,980
Biogen, Inc. (a)	7,100	2,060,704
Gilead Sciences, Inc.	82,278	5,828,574

		11,950,258

Commercial Services — 0.3%
AMERCO	730	259,989
United Rentals, Inc. (a)	3,000	442,860
The Western Union Co.	15,300	311,049

		1,013,898

Foods — 1.4%
Conagra Brands, Inc.	10,100	360,873
Ingredion, Inc.	2,200	243,540
The J.M. Smucker Co.	3,900	419,172
Kellogg Co.	7,570	528,916
The Kroger Co.	23,800	677,110
Mondelez International, Inc. Class A	32,980	1,352,180
Tyson Foods, Inc. Class A	39,091	2,691,415

		6,273,206

	Number of Shares	Value
Health Care – Products — 0.8%
Becton, Dickinson & Co.	15,064	$3,608,732

Health Care – Services — 3.2%
Aetna, Inc.	10,200	1,871,700
Anthem, Inc.	33,550	7,985,906
Cigna Corp.	8,200	1,393,590
DaVita, Inc. (a)	6,500	451,360
HCA Healthcare, Inc.	11,600	1,190,160
Laboratory Corp. of America Holdings (a)	3,600	646,308
Quest Diagnostics, Inc.	4,400	483,736

		14,022,760

Household Products & Wares — 0.7%
Kimberly-Clark Corp.	30,297	3,191,486

Pharmaceuticals — 7.9%
AbbVie, Inc.	43,000	3,983,950
AmerisourceBergen Corp.	5,100	434,877
Bristol-Myers Squibb Co.	41,300	2,285,542
Express Scripts Holding Co. (a)	18,900	1,459,269
Johnson & Johnson	109,699	13,310,877
McKesson Corp.	6,500	867,100
Merck & Co., Inc.	72,800	4,418,960
Mylan NV (a)	18,000	650,520
Perrigo Co. PLC	4,900	357,259
Pfizer, Inc.	195,800	7,103,624

		34,871,978

		77,685,408

Energy — 9.9%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	2,900	152,714

Oil & Gas — 9.8%
Antero Resources Corp. (a)	8,600	183,610
Apache Corp.	2,000	93,500
Chevron Corp.	58,900	7,446,727
ConocoPhillips	38,300	2,666,446
Devon Energy Corp.	13,300	584,668
Energen Corp. (a)	3,300	240,306
Exxon Mobil Corp.	99,520	8,233,290
Helmerich & Payne, Inc.	3,700	235,912
Hess Corp.	92,826	6,209,131
HollyFrontier Corp.	5,600	383,208
Marathon Oil Corp.	28,300	590,338
Marathon Petroleum Corp.	16,700	1,171,672
Murphy Oil Corp.	4,900	165,473
Newfield Exploration Co. (a)	5,400	163,350
Occidental Petroleum Corp.	42,705	3,573,554
Phillips 66	16,400	1,841,884
Total SA	126,793	7,710,452
Valero Energy Corp.	14,300	1,584,869

		43,078,390

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.	12,600	$546,840

		43,777,944

Financial — 26.8%
Banks — 17.0%
The Bank of New York Mellon Corp.	33,900	1,828,227
BB&T Corp.	25,900	1,306,396
BOK Financial Corp.	2,300	216,223
Capital One Financial Corp.	15,200	1,396,880
CIT Group, Inc.	4,500	226,845
Citigroup, Inc.	85,600	5,728,352
Citizens Financial Group, Inc.	16,300	634,070
Comerica, Inc.	4,900	445,508
Commerce Bancshares, Inc.	3,495	226,162
Cullen/Frost Bankers, Inc.	2,200	238,128
East West Bancorp, Inc.	4,900	319,480
Fifth Third Bancorp	106,692	3,062,060
The Goldman Sachs Group, Inc.	12,600	2,779,182
Huntington Bancshares, Inc.	35,800	528,408
JP Morgan Chase & Co.	173,207	18,048,169
KeyCorp	35,500	693,670
M&T Bank Corp.	5,100	867,765
Morgan Stanley	181,575	8,606,655
Northern Trust Corp.	6,600	679,074
The PNC Financial Services Group, Inc.	15,800	2,134,580
Prosperity Bancshares, Inc.	2,400	164,064
Regions Financial Corp.	38,000	675,640
State Street Corp.	50,564	4,707,003
SunTrust Banks, Inc.	15,600	1,029,912
Synovus Financial Corp.	4,100	216,603
Umpqua Holdings Corp.	5,600	126,504
US Bancorp	55,200	2,761,104
Webster Financial Corp.	3,200	203,840
Wells Fargo & Co.	266,383	14,768,274
Western Alliance Bancorp (a)	3,000	169,830
Zions Bancorp	6,600	347,754

		75,136,362

Diversified Financial Services — 2.1%
Alliance Data Systems Corp.	1,900	443,080
Ally Financial, Inc.	14,400	378,288
American Express Co.	29,000	2,842,000
Ameriprise Financial, Inc.	5,600	783,328
Credit Acceptance Corp. (a)	530	187,302
Discover Financial Services	12,700	894,207
E*TRADE Financial Corp. (a)	8,400	513,744
FNF Group	7,600	285,912
Lazard Ltd. Class A	4,500	220,095
Nasdaq, Inc.	4,600	419,842
Raymond James Financial, Inc.	4,400	393,140
Santander Consumer USA Holdings, Inc.	12,000	229,080

	Number of Shares	Value
Synchrony Financial	25,325	$845,348
T. Rowe Price Group, Inc.	7,700	893,893

		9,329,259

Insurance — 6.9%
Aflac, Inc.	25,900	1,114,218
Alleghany Corp.	640	367,981
The Allstate Corp.	12,200	1,113,494
American Financial Group, Inc.	5,600	601,048
American International Group, Inc.	103,383	5,481,367
Aon PLC	5,650	775,010
Athene Holding Ltd. Class A (a)	1,810	79,350
Brighthouse Financial, Inc. (a)	32,976	1,321,348
Chubb Ltd.	46,300	5,881,026
Cincinnati Financial Corp.	5,600	374,416
Everest Re Group Ltd.	1,100	253,528
The Hartford Financial Services Group, Inc.	11,900	608,447
Lincoln National Corp.	7,400	460,650
Loews Corp.	17,142	827,616
Markel Corp. (a)	510	553,019
MetLife, Inc.	112,612	4,909,883
Principal Financial Group, Inc.	3,660	193,797
Prudential Financial, Inc.	14,100	1,318,491
Reinsurance Group of America, Inc.	2,200	293,656
RenaissanceRe Holdings Ltd.	1,000	120,320
Torchmark Corp.	9,100	740,831
The Travelers Cos., Inc.	20,900	2,556,906
Voya Financial, Inc.	6,300	296,100
W.R. Berkley Corp.	4,200	304,122

		30,546,624

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,800	85,932
Jones Lang LaSalle, Inc.	1,500	248,985

		334,917

Real Estate Investment Trusts (REITS) — 0.7%
SL Green Realty Corp.	28,500	2,865,105

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	16,300	179,952

		118,392,219

Industrial — 8.4%
Aerospace & Defense — 2.9%
The Boeing Co.	14,365	4,819,601
Harris Corp.	32,230	4,658,524
Spirit AeroSystems Holdings, Inc. Class A	4,100	352,231
United Technologies Corp.	25,200	3,150,756

		12,981,112

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.2%
Johnson Controls International PLC	138,970	$4,648,547
Masco Corp.	7,900	295,618
Owens Corning	3,900	247,143

		5,191,308

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	8,715	602,555
Hubbell, Inc.	1,500	158,610

		761,165

Electronics — 1.2%
Arrow Electronics, Inc. (a)	3,100	233,368
Corning, Inc.	39,300	1,081,143
Garmin Ltd.	6,400	390,400
Gentex Corp.	9,000	207,180
Honeywell International, Inc.	24,300	3,500,415

		5,412,506

Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,000	321,440

Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	2,600	182,832

Machinery – Diversified — 0.1%
AGCO Corp.	2,700	163,944
Cummins, Inc.	2,050	272,650
Pentair PLC	4,900	206,192

		642,786

Miscellaneous – Manufacturing — 0.7%
Carlisle Cos., Inc.	2,100	227,451
Dover Corp.	4,200	307,440
Eaton Corp. PLC	14,700	1,098,678
Ingersoll-Rand PLC	8,400	753,732
Parker-Hannifin Corp.	3,400	529,890
Trinity Industries, Inc.	4,900	167,874

		3,085,065

Packaging & Containers — 0.1%
Packaging Corp. of America	3,000	335,370
Sonoco Products Co.	3,300	173,250

		508,620

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,200	260,148

Transportation — 1.8%
FedEx Corp.	7,200	1,634,832
Kansas City Southern	2,900	307,284
Norfolk Southern Corp.	6,400	965,568
United Parcel Service, Inc. Class B	45,640	4,848,337

		7,756,021

		37,103,003

	Number of Shares	Value
Technology — 10.1%
Computers — 3.8%
Apple, Inc.	57,010	$10,553,121
Hewlett Packard Enterprise Co.	41,000	599,010
HP, Inc.	55,000	1,247,950
International Business Machines Corp.	31,000	4,330,700

		16,730,781

Semiconductors — 3.8%
Applied Materials, Inc.	31,000	1,431,890
Intel Corp.	155,400	7,724,934
KLA-Tencor Corp.	5,400	553,662
Lam Research Corp.	5,500	950,675
Marvell Technology Group Ltd.	16,100	345,184
Qorvo, Inc. (a)	4,300	344,731
QUALCOMM, Inc.	80,413	4,512,778
Skyworks Solutions, Inc.	4,900	473,585
Teradyne, Inc.	6,600	251,262

		16,588,701

Software — 2.5%
CA, Inc.	13,900	495,535
Microsoft Corp.	52,254	5,152,767
Oracle Corp.	126,000	5,551,560

		11,199,862

		44,519,344

Utilities — 3.3%
Electric — 3.2%
AES Corp.	17,900	240,039
Ameren Corp.	8,200	498,970
American Electric Power Co., Inc.	15,800	1,094,150
DTE Energy Co.	6,200	642,506
Duke Energy Corp.	18,900	1,494,612
Eversource Energy	9,700	568,517
OGE Energy Corp.	5,400	190,134
PG&E Corp.	52,544	2,236,273
Pinnacle West Capital Corp.	3,900	314,184
Public Service Enterprise Group, Inc.	16,900	914,966
The Southern Co.	102,309	4,737,930
WEC Energy Group, Inc.	10,400	672,360
Xcel Energy, Inc.	14,500	662,360

		14,267,001

Gas — 0.1%
UGI Corp.	2,800	145,796

		14,412,797

TOTAL COMMON STOCK (Cost $397,931,698)		428,858,357

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.0%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	21,534	$1,331,878

Utilities — 0.7%
Electric — 0.7%
Sempra Energy Convertible 6.000%	27,934	2,883,068

TOTAL PREFERRED STOCK (Cost $4,052,501)		4,214,946

TOTAL EQUITIES (Cost $401,984,199)		433,073,303

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Nutrition Ltd. CVR (a) (b) (c)	7,000	-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value Index Fund	34,600	4,199,748
T. Rowe Price Government Reserve Investment Fund	1,011	1,011

		4,200,759

TOTAL MUTUAL FUNDS (Cost $4,224,773)		4,200,759

TOTAL LONG-TERM INVESTMENTS (Cost $406,208,972)		437,274,062

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$4,502,498	4,502,498

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$45	$45

TOTAL SHORT-TERM INVESTMENTS (Cost $4,502,543)		4,502,543

TOTAL INVESTMENTS — 100.1% (Cost $410,711,515) (e)		441,776,605

Other Assets/(Liabilities) — (0.1)%		(318,301)

NET ASSETS — 100.0%		$441,458,304

Abbreviation legend:

CVR	Contingent Value rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Maturity value of $4,502,850. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.750%, maturity dates ranging from 1/31/24 – 4/30/24, and an aggregate market value, including accrued interest, of $4,597,195.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 4.0%
Chemicals — 3.1%
DowDuPont, Inc.	382,908	$25,241,295
FMC Corp.	67,740	6,043,085
Praxair, Inc.	33,706	5,330,604

		36,614,984

Forest Products & Paper — 0.9%
International Paper Co.	201,160	10,476,413

		47,091,397

Communications — 7.1%
Media — 2.3%
CBS Corp. Class B	116,520	6,550,755
Comcast Corp. Class A	467,680	15,344,581
Viacom, Inc. Class B	172,240	5,194,758

		27,090,094

Telecommunications — 4.8%
AT&T, Inc.	173,943	5,585,310
Cisco Systems, Inc.	493,830	21,249,505
Nokia OYJ Sponsored ADR	1,388,560	7,984,220
Verizon Communications, Inc.	422,404	21,251,145

		56,070,180

		83,160,274

Consumer, Cyclical — 6.9%
Airlines — 0.3%
Southwest Airlines Co.	64,741	3,294,022

Auto Parts & Equipment — 0.3%
Adient PLC	63,521	3,124,598

Home Builders — 0.6%
PulteGroup, Inc.	250,580	7,204,175

Home Furnishing — 0.4%
Whirlpool Corp.	28,427	4,156,880

Housewares — 0.4%
Newell Brands, Inc.	202,730	5,228,407

Leisure Time — 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	126,720	5,987,520

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	125,916	9,967,510

Retail — 3.6%
The Home Depot, Inc.	47,660	9,298,466
L Brands, Inc.	133,910	4,938,601
Qurate Retail, Inc. (a)	409,160	8,682,375
The TJX Cos., Inc.	88,370	8,411,057
Walmart, Inc.	123,354	10,565,270

		41,895,769

		80,858,881

	Number of Shares	Value
Consumer, Non-cyclical — 18.1%
Agriculture — 2.9%
Altria Group, Inc.	142,901	$8,115,348
British American Tobacco PLC	119,738	6,047,240
Philip Morris International, Inc.	241,195	19,474,084

		33,636,672

Cosmetics & Personal Care — 0.6%
Unilever NV NY Shares	128,420	7,155,562

Foods — 2.3%
The Kraft Heinz Co.	71,296	4,478,815
Mondelez International, Inc. Class A	219,790	9,011,390
Tyson Foods, Inc. Class A	61,086	4,205,771
US Foods Holding Corp. (a)	260,190	9,840,386

		27,536,362

Health Care – Products — 1.9%
Medtronic PLC	156,457	13,394,284
Zimmer Biomet Holdings, Inc.	78,560	8,754,726

		22,149,010

Health Care – Services — 1.1%
UnitedHealth Group, Inc.	53,040	13,012,834

Pharmaceuticals — 9.3%
Allergan PLC	56,120	9,356,327
AstraZeneca PLC Sponsored ADR	251,270	8,822,090
Bristol-Myers Squibb Co.	183,080	10,131,647
Cardinal Health, Inc.	53,778	2,625,980
CVS Health Corp.	78,514	5,052,376
Eli Lilly & Co.	118,170	10,083,446
Johnson & Johnson	97,007	11,770,829
Merck & Co., Inc.	383,639	23,286,887
Pfizer, Inc.	324,337	11,766,946
Roche Holding AG	47,305	10,526,081
Sanofi ADR	129,806	5,193,538

		108,616,147

		212,106,587

Energy — 13.2%
Oil & Gas — 12.1%
BP PLC Sponsored ADR	257,386	11,752,245
Canadian Natural Resources Ltd.	329,030	11,868,112
Chevron Corp.	264,532	33,444,781
ConocoPhillips	147,506	10,269,368
EOG Resources, Inc.	130,130	16,192,076
Exxon Mobil Corp.	126,010	10,424,807
Marathon Oil Corp.	547,801	11,427,129
Occidental Petroleum Corp.	212,616	17,791,707
Phillips 66	87,488	9,825,777
Pioneer Natural Resources Co.	45,360	8,583,926

		141,579,928

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.1%
Halliburton Co.	231,790	$10,444,457
Schlumberger Ltd.	47,201	3,163,883

		13,608,340

		155,188,268

Financial — 27.4%
Banks — 16.6%
Bank of America Corp.	1,221,852	34,444,008
Citigroup, Inc.	312,830	20,934,584
The Goldman Sachs Group, Inc.	41,720	9,202,180
JP Morgan Chase & Co.	471,629	49,143,742
M&T Bank Corp.	66,880	11,379,632
The PNC Financial Services Group, Inc.	144,170	19,477,367
State Street Corp.	67,282	6,263,281
US Bancorp	205,237	10,265,955
Wells Fargo & Co.	600,964	33,317,444

		194,428,193

Diversified Financial Services — 3.4%
American Express Co.	143,657	14,078,386
BlackRock, Inc.	17,940	8,952,778
Invesco Ltd.	333,120	8,847,667
Nasdaq, Inc.	83,310	7,603,704

		39,482,535

Insurance — 5.7%
American International Group, Inc.	154,890	8,212,268
Chubb Ltd.	95,760	12,163,435
Loews Corp.	284,754	13,747,923
Marsh & McLennan Cos., Inc.	121,910	9,992,963
MetLife, Inc.	176,050	7,675,780
Principal Financial Group, Inc.	71,268	3,773,640
Unum Group	112,200	4,150,278
XL Group Ltd.	139,985	7,832,161

		67,548,448

Real Estate Investment Trusts (REITS) — 1.7%
Brixmor Property Group, Inc.	289,330	5,043,022
HCP, Inc.	233,983	6,041,441
Park Hotels & Resorts, Inc.	313,184	9,592,826

		20,677,289

		322,136,465

Industrial — 9.8%
Aerospace & Defense — 2.2%
Raytheon Co.	20,226	3,907,259
United Technologies Corp.	176,164	22,025,785

		25,933,044

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	164,400	8,826,636
Johnson Controls International PLC	276,826	9,259,830

		18,086,466

	Number of Shares	Value
Electronics — 0.8%
Koninklijke Philips NV Sponsored ADR	218,700	$9,244,449

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	59,346	7,881,742

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	70,620	9,581,015

Miscellaneous – Manufacturing — 2.7%
Eaton Corp. PLC	169,370	12,658,714
General Electric Co.	461,147	6,276,211
Ingersoll-Rand PLC	137,800	12,364,794

		31,299,719

Transportation — 1.1%
Union Pacific Corp.	90,790	12,863,127

		114,889,562

Technology — 7.7%
Computers — 2.1%
Cognizant Technology Solutions Corp. Class A	93,910	7,417,951
International Business Machines Corp.	29,648	4,141,826
NetApp, Inc.	161,940	12,717,148

		24,276,925

Semiconductors — 4.4%
Analog Devices, Inc.	78,170	7,498,066
Intel Corp.	380,030	18,891,291
Maxim Integrated Products, Inc.	146,580	8,598,383
QUALCOMM, Inc.	294,904	16,550,013

		51,537,753

Software — 1.2%
Microsoft Corp.	82,990	8,183,644
Oracle Corp.	150,028	6,610,233

		14,793,877

		90,608,555

Utilities — 3.7%
Electric — 3.7%
Dominion Energy, Inc.	63,950	4,360,111
Edison International	119,010	7,529,763
Entergy Corp.	112,593	9,096,389
Eversource Energy	160,920	9,431,521
Exelon Corp.	151,974	6,474,092
NextEra Energy, Inc.	37,880	6,327,096

		43,218,972

		43,218,972

TOTAL COMMON STOCK (Cost $939,820,509)		1,149,258,961

TOTAL EQUITIES (Cost $939,820,509)		1,149,258,961

TOTAL LONG-TERM INVESTMENTS (Cost $939,820,509)		1,149,258,961

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$25,852,780	$25,852,780

TOTAL SHORT-TERM INVESTMENTS (Cost $25,852,780)		25,852,780

TOTAL INVESTMENTS — 100.1% (Cost $965,673,289) (c)		1,175,111,741

Other Assets/(Liabilities) — (0.1)%		(1,483,042)

NET ASSETS — 100.0%		$1,173,628,699

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $25,854,805. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 1/31/24 –2/15/24, and an aggregate market value, including accrued interest, of $26,370,996.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.0%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	32,134	$5,004,228
Albemarle Corp.	16,169	1,525,222
CF Industries Holdings, Inc.	34,428	1,528,603
DowDuPont, Inc.	339,172	22,358,218
Eastman Chemical Co.	20,608	2,059,976
FMC Corp.	19,924	1,777,420
International Flavors & Fragrances, Inc.	11,285	1,398,889
LyondellBasell Industries NV Class A	47,143	5,178,658
The Mosaic Co.	51,527	1,445,332
PPG Industries, Inc.	36,682	3,805,024
Praxair, Inc.	41,944	6,633,444
The Sherwin-Williams Co.	12,105	4,933,635

		57,648,649

Forest Products & Paper — 0.1%
International Paper Co.	60,021	3,125,894

Iron & Steel — 0.1%
Nucor Corp.	46,575	2,910,937

Mining — 0.1%
Freeport-McMoRan, Inc.	197,658	3,411,577
Newmont Mining Corp.	77,469	2,921,356

		6,332,933

		70,018,413

Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	55,711	1,305,866
Omnicom Group, Inc.	33,158	2,528,960

		3,834,826

Internet — 9.5%
Alphabet, Inc. Class A (a)	43,650	49,289,144
Alphabet, Inc. Class C (a)	44,371	49,502,506
Amazon.com, Inc. (a)	58,864	100,057,027
Booking Holdings, Inc. (a)	7,044	14,278,822
eBay, Inc. (a)	135,144	4,900,321
Expedia Group, Inc.	17,427	2,094,551
F5 Networks, Inc. (a)	8,739	1,507,041
Facebook, Inc. Class A (a)	350,567	68,122,179
Netflix, Inc. (a)	63,529	24,867,157
Symantec Corp.	90,928	1,877,663
TripAdvisor, Inc. (a)	15,745	877,154
Twitter, Inc. (a)	95,681	4,178,389
VeriSign, Inc. (a)	13,976	1,920,582

		323,472,536

	Number of Shares	Value
Media — 2.1%
CBS Corp. Class B	50,016	$2,811,900
Charter Communications, Inc. Class A (a)	27,179	7,969,155
Comcast Corp. Class A	671,003	22,015,608
Discovery, Inc. Class A (a)	23,704	651,860
Discovery, Inc. Class C (a)	49,737	1,268,293
DISH Network Corp. Class A (a)	33,612	1,129,699
News Corp. Class A	57,353	888,971
News Corp. Class B	16,975	269,054
Twenty-First Century Fox, Inc. Class A	153,681	7,636,409
Twenty-First Century Fox, Inc. Class B	64,703	3,187,917
Viacom, Inc. Class B	51,288	1,546,846
The Walt Disney Co.	217,186	22,763,265

		72,138,977

Telecommunications — 3.0%
AT&T, Inc.	1,060,647	34,057,375
CenturyLink, Inc.	142,632	2,658,660
Cisco Systems, Inc.	687,241	29,571,980
Juniper Networks, Inc.	51,140	1,402,259
Motorola Solutions, Inc.	23,899	2,781,127
Verizon Communications, Inc.	604,121	30,393,328

		100,864,729

		500,311,068

Consumer, Cyclical — 8.1%
Airlines — 0.4%
Alaska Air Group, Inc.	17,761	1,072,587
American Airlines Group, Inc.	61,127	2,320,381
Delta Air Lines, Inc.	94,216	4,667,460
Southwest Airlines Co.	77,694	3,953,071
United Continental Holdings, Inc. (a)	34,890	2,432,880

		14,446,379

Apparel — 0.7%
Hanesbrands, Inc.	53,904	1,186,966
Michael Kors Holdings Ltd. (a)	21,825	1,453,545
NIKE, Inc. Class B	187,314	14,925,180
PVH Corp.	11,378	1,703,514
Ralph Lauren Corp.	7,921	995,828
Under Armour, Inc. Class A (a)	28,201	633,958
Under Armour, Inc. Class C (a)	26,502	558,662
VF Corp.	48,034	3,915,732

		25,373,385

Auto Manufacturers — 0.5%
Ford Motor Co.	570,499	6,315,424
General Motors Co.	186,107	7,332,616
PACCAR, Inc.	51,175	3,170,803

		16,818,843

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC	38,872	$3,561,841
BorgWarner, Inc.	29,079	1,255,050
The Goodyear Tire & Rubber Co.	34,348	799,965

		5,616,856

Distribution & Wholesale — 0.2%
Fastenal Co.	42,418	2,041,578
LKQ Corp. (a)	45,909	1,464,497
W.W. Grainger, Inc.	7,426	2,290,179

		5,796,254

Home Builders — 0.1%
D.R. Horton, Inc.	50,047	2,051,927
Lennar Corp. Class A	40,398	2,120,895
PulteGroup, Inc.	39,245	1,128,294

		5,301,116

Home Furnishing — 0.1%
Leggett & Platt, Inc.	19,891	887,934
Whirlpool Corp.	9,380	1,371,638

		2,259,572

Housewares — 0.1%
Newell Brands, Inc.	69,773	1,799,446

Leisure Time — 0.2%
Carnival Corp.	59,881	3,431,780
Harley-Davidson, Inc.	24,804	1,043,752
Norwegian Cruise Line Holdings Ltd. (a)	30,359	1,434,463
Royal Caribbean Cruises Ltd.	24,639	2,552,600

		8,462,595

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	40,584	3,212,629
Marriott International, Inc. Class A	43,331	5,485,705
MGM Resorts International	72,184	2,095,502
Wynn Resorts Ltd.	12,371	2,070,163

		12,863,999

Retail — 5.1%
Advance Auto Parts, Inc.	10,806	1,466,374
AutoZone, Inc. (a)	3,919	2,629,375
Best Buy Co., Inc.	35,802	2,670,113
CarMax, Inc. (a)	25,644	1,868,678
Chipotle Mexican Grill, Inc. (a)	3,639	1,569,755
Copart, Inc. (a)	29,538	1,670,669
Costco Wholesale Corp.	63,941	13,362,390
Darden Restaurants, Inc.	18,231	1,951,811
Dollar General Corp.	37,480	3,695,528
Dollar Tree, Inc. (a)	34,455	2,928,675
Foot Locker, Inc.	16,864	887,890
The Gap, Inc.	31,104	1,007,459
Genuine Parts Co.	21,529	1,976,147
The Home Depot, Inc.	168,588	32,891,519
Kohl’s Corp.	24,096	1,756,598

	Number of Shares	Value
L Brands, Inc.	34,716	$1,280,326
Lowe’s Cos., Inc.	120,496	11,515,803
Macy’s, Inc.	44,117	1,651,299
McDonald’s Corp.	114,764	17,982,371
Nordstrom, Inc.	17,696	916,299
O’Reilly Automotive, Inc. (a)	11,877	3,249,191
Ross Stores, Inc.	55,811	4,729,982
Starbucks Corp.	201,664	9,851,286
Tapestry, Inc.	41,896	1,956,962
Target Corp.	77,891	5,929,063
Tiffany & Co.	15,158	1,994,793
The TJX Cos., Inc.	91,662	8,724,389
Tractor Supply Co.	17,778	1,359,839
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,449	1,972,504
Walgreens Boots Alliance, Inc.	124,683	7,482,850
Walmart, Inc.	211,504	18,115,318
Yum! Brands, Inc.	47,258	3,696,521

		174,741,777

Textiles — 0.1%
Mohawk Industries, Inc. (a)	9,146	1,959,713

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	16,581	1,530,592
Mattel, Inc.	51,367	843,446

		2,374,038

		277,813,973

Consumer, Non-cyclical — 21.2%
Agriculture — 1.1%
Altria Group, Inc.	276,745	15,716,349
Archer-Daniels-Midland Co.	81,346	3,728,087
Philip Morris International, Inc.	227,347	18,355,997

		37,800,433

Beverages — 1.8%
Brown-Forman Corp. Class B	38,548	1,889,237
The Coca-Cola Co.	560,278	24,573,793
Constellation Brands, Inc. Class A	24,562	5,375,885
Molson Coors Brewing Co. Class B	27,275	1,855,791
Monster Beverage Corp. (a)	60,505	3,466,937
PepsiCo, Inc.	206,839	22,518,562

		59,680,205

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	32,622	4,050,021
Amgen, Inc.	97,356	17,970,944
Biogen, Inc. (a)	30,916	8,973,060
Celgene Corp. (a)	103,293	8,203,530
Gilead Sciences, Inc.	189,675	13,436,577
Illumina, Inc. (a)	21,548	6,018,141
Incyte Corp. (a)	25,707	1,722,369
Regeneron Pharmaceuticals, Inc. (a)	11,259	3,884,242
Vertex Pharmaceuticals, Inc. (a)	37,385	6,353,955

		70,612,839

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.9%
Automatic Data Processing, Inc.	64,542	$8,657,664
Cintas Corp.	12,547	2,322,073
Ecolab, Inc.	37,925	5,322,015
Equifax, Inc.	17,714	2,216,199
FleetCor Technologies, Inc. (a)	13,101	2,759,726
Gartner, Inc. (a)	13,424	1,784,050
Global Payments, Inc.	23,325	2,600,504
H&R Block, Inc.	30,654	698,298
IHS Markit Ltd. (a)	51,766	2,670,608
Moody’s Corp.	24,230	4,132,669
Nielsen Holdings PLC	48,056	1,486,372
PayPal Holdings, Inc. (a)	163,136	13,584,335
Quanta Services, Inc. (a)	22,183	740,912
Robert Half International, Inc.	17,871	1,163,402
S&P Global, Inc.	36,670	7,476,646
Total System Services, Inc.	23,891	2,019,267
United Rentals, Inc. (a)	12,229	1,805,245
Verisk Analytics, Inc. (a)	22,705	2,443,966
The Western Union Co.	67,315	1,368,514

		65,252,465

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	127,140	8,239,943
Coty, Inc. Class A	66,876	942,952
The Estee Lauder Cos., Inc. Class A	32,911	4,696,070
The Procter & Gamble Co.	367,827	28,712,576

		42,591,541

Foods — 1.2%
Campbell Soup Co.	27,595	1,118,701
Conagra Brands, Inc.	57,801	2,065,230
General Mills, Inc.	86,948	3,848,319
The Hershey Co.	20,655	1,922,154
Hormel Foods Corp.	38,734	1,441,292
The J.M. Smucker Co.	16,383	1,760,845
Kellogg Co.	36,705	2,564,579
The Kraft Heinz Co.	87,254	5,481,296
The Kroger Co.	119,732	3,406,376
McCormick & Co., Inc.	17,434	2,023,913
Mondelez International, Inc. Class A	215,438	8,832,958
Sysco Corp.	70,425	4,809,323
Tyson Foods, Inc. Class A	43,438	2,990,706

		42,265,692

Health Care – Products — 3.5%
Abbott Laboratories	256,208	15,626,126
ABIOMED, Inc. (a)	6,123	2,504,613
Align Technology, Inc. (a)	10,592	3,623,947
Baxter International, Inc.	71,637	5,289,676
Becton, Dickinson & Co.	39,051	9,355,058
Boston Scientific Corp. (a)	202,096	6,608,539
The Cooper Cos., Inc.	7,254	1,707,954
Danaher Corp.	89,606	8,842,320

	Number of Shares	Value
DENTSPLY SIRONA, Inc.	33,757	$1,477,544
Edwards Lifesciences Corp. (a)	30,604	4,455,024
Henry Schein, Inc. (a)	22,691	1,648,274
Hologic, Inc. (a)	39,636	1,575,531
IDEXX Laboratories, Inc. (a)	12,839	2,798,132
Intuitive Surgical, Inc. (a)	16,547	7,917,409
Medtronic PLC	198,089	16,958,399
ResMed, Inc.	21,044	2,179,738
Stryker Corp.	47,068	7,947,902
Thermo Fisher Scientific, Inc.	58,809	12,181,696
Varian Medical Systems, Inc. (a)	13,583	1,544,659
Zimmer Biomet Holdings, Inc.	29,409	3,277,339

		117,519,880

Health Care – Services — 2.4%
Aetna, Inc.	47,648	8,743,408
Anthem, Inc.	37,404	8,903,274
Centene Corp. (a)	29,960	3,691,372
Cigna Corp.	35,430	6,021,329
DaVita, Inc. (a)	20,371	1,414,562
Envision Healthcare Corp. (a)	17,921	788,703
HCA Healthcare, Inc.	40,754	4,181,360
Humana, Inc.	20,123	5,989,208
IQVIA Holdings, Inc. (a)	23,655	2,361,242
Laboratory Corp. of America Holdings (a)	15,115	2,713,596
Quest Diagnostics, Inc.	20,067	2,206,166
UnitedHealth Group, Inc.	140,425	34,451,870
Universal Health Services, Inc. Class B	12,409	1,382,859

		82,848,949

Household Products & Wares — 0.3%
Avery Dennison Corp.	12,749	1,301,673
Church & Dwight Co., Inc.	35,692	1,897,387
The Clorox Co.	18,793	2,541,753
Kimberly-Clark Corp.	51,239	5,397,516

		11,138,329

Pharmaceuticals — 5.6%
AbbVie, Inc.	221,486	20,520,678
Allergan PLC	49,558	8,262,310
AmerisourceBergen Corp.	24,105	2,055,433
Bristol-Myers Squibb Co.	238,906	13,221,058
Cardinal Health, Inc.	45,764	2,234,656
CVS Health Corp.	148,556	9,559,579
Eli Lilly & Co.	139,344	11,890,223
Express Scripts Holding Co. (a)	82,105	6,339,327
Johnson & Johnson	392,043	47,570,498
McKesson Corp.	29,377	3,918,892
Merck & Co., Inc.	393,694	23,897,226
Mylan NV (a)	74,652	2,697,923
Nektar Therapeutics (a)	23,802	1,162,252
Perrigo Co. PLC	19,138	1,395,351

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	855,116	$31,023,608
Zoetis, Inc.	70,325	5,990,987

		191,740,001

		721,450,334

Energy — 6.3%
Oil & Gas — 5.1%
Anadarko Petroleum Corp.	75,359	5,520,047
Andeavor	20,143	2,642,359
Apache Corp.	56,369	2,635,251
Cabot Oil & Gas Corp.	67,170	1,598,646
Chevron Corp.	279,298	35,311,646
Cimarex Energy Co.	14,143	1,438,909
Concho Resources, Inc. (a)	21,818	3,018,520
ConocoPhillips	170,599	11,877,102
Devon Energy Corp.	77,048	3,387,030
EOG Resources, Inc.	84,497	10,513,962
EQT Corp.	36,819	2,031,672
Exxon Mobil Corp.	618,815	51,194,565
Helmerich & Payne, Inc.	16,063	1,024,177
Hess Corp.	37,919	2,536,402
HollyFrontier Corp.	25,758	1,762,620
Marathon Oil Corp.	123,838	2,583,261
Marathon Petroleum Corp.	67,477	4,734,186
Newfield Exploration Co. (a)	30,174	912,763
Noble Energy, Inc.	69,850	2,464,308
Occidental Petroleum Corp.	111,720	9,348,730
Phillips 66	61,233	6,877,078
Pioneer Natural Resources Co.	25,040	4,738,570
Valero Energy Corp.	63,052	6,988,053

		175,139,857

Oil & Gas Services — 0.8%
Baker Hughes a GE Co.	59,979	1,981,106
Halliburton Co.	128,685	5,798,546
National Oilwell Varco, Inc.	55,235	2,397,199
Schlumberger Ltd.	202,683	13,585,842
TechnipFMC PLC	62,834	1,994,351

		25,757,044

Pipelines — 0.4%
Kinder Morgan, Inc.	278,778	4,926,007
ONEOK, Inc.	60,220	4,205,163
The Williams Cos., Inc.	120,228	3,259,381

		12,390,551

		213,287,452

Financial — 17.9%
Banks — 7.3%
Bank of America Corp.	1,378,010	38,846,102
The Bank of New York Mellon Corp.	147,697	7,965,299
BB&T Corp.	113,914	5,745,822
Capital One Financial Corp.	71,076	6,531,884
Citigroup, Inc.	372,675	24,939,411

	Number of Shares	Value
Citizens Financial Group, Inc.	70,426	$2,739,571
Comerica, Inc.	25,268	2,297,367
Fifth Third Bancorp	100,605	2,887,364
The Goldman Sachs Group, Inc.	51,296	11,314,359
Huntington Bancshares, Inc.	161,331	2,381,246
JP Morgan Chase & Co.	497,592	51,849,086
KeyCorp	156,511	3,058,225
M&T Bank Corp.	21,207	3,608,371
Morgan Stanley	198,761	9,421,271
Northern Trust Corp.	30,871	3,176,317
The PNC Financial Services Group, Inc.	68,609	9,269,076
Regions Financial Corp.	163,282	2,903,154
State Street Corp.	53,352	4,966,538
SunTrust Banks, Inc.	68,059	4,493,255
SVB Financial Group (a)	7,643	2,206,993
US Bancorp	227,909	11,400,008
Wells Fargo & Co.	640,971	35,535,432
Zions Bancorp	29,007	1,528,379

		249,064,530

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	7,896	1,173,898
Alliance Data Systems Corp.	6,908	1,610,946
American Express Co.	104,701	10,260,698
Ameriprise Financial, Inc.	21,107	2,952,447
BlackRock, Inc.	18,075	9,020,148
Cboe Global Markets, Inc.	16,639	1,731,621
The Charles Schwab Corp.	175,350	8,960,385
CME Group, Inc.	49,757	8,156,167
Discover Financial Services	50,721	3,571,266
E*TRADE Financial Corp. (a)	38,596	2,360,531
Franklin Resources, Inc.	46,161	1,479,460
Intercontinental Exchange, Inc.	85,024	6,253,515
Invesco Ltd.	59,607	1,583,162
Jefferies Financial Group, Inc.	43,939	999,173
Mastercard, Inc. Class A	134,035	26,340,558
Nasdaq, Inc.	17,036	1,554,876
Raymond James Financial, Inc.	18,896	1,688,358
Synchrony Financial	104,243	3,479,631
T. Rowe Price Group, Inc.	35,642	4,137,680
Visa, Inc. Class A	261,151	34,589,450

		131,903,970

Insurance — 3.9%
Aflac, Inc.	112,413	4,836,007
The Allstate Corp.	51,438	4,694,746
American International Group, Inc.	131,121	6,952,035
Aon PLC	35,897	4,923,992
Arthur J Gallagher & Co.	26,666	1,740,756
Assurant, Inc.	8,002	828,127
Berkshire Hathaway, Inc. Class B (a)	281,346	52,513,231
Brighthouse Financial, Inc. (a)	17,504	701,385
Chubb Ltd.	68,063	8,645,362

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Financial Corp.	21,374	$1,429,066
Everest Re Group Ltd.	5,959	1,373,430
The Hartford Financial Services Group, Inc.	52,133	2,665,560
Lincoln National Corp.	31,737	1,975,628
Loews Corp.	37,709	1,820,591
Marsh & McLennan Cos., Inc.	74,548	6,110,700
MetLife, Inc.	148,550	6,476,780
Principal Financial Group, Inc.	38,998	2,064,944
The Progressive Corp.	85,548	5,060,164
Prudential Financial, Inc.	61,600	5,760,216
Torchmark Corp.	15,431	1,256,238
The Travelers Cos., Inc.	39,353	4,814,446
Unum Group	32,715	1,210,128
Willis Towers Watson PLC	19,223	2,914,207
XL Group Ltd.	37,907	2,120,897

		132,888,636

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	44,758	2,136,747

Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	15,040	1,897,597
American Tower Corp.	64,519	9,301,704
Apartment Investment & Management Co. Class A	22,617	956,699
AvalonBay Communities, Inc.	20,364	3,500,368
Boston Properties, Inc.	22,342	2,802,134
Crown Castle International Corp.	60,606	6,534,539
Digital Realty Trust, Inc.	29,989	3,346,173
Duke Realty Corp.	52,119	1,513,015
Equinix, Inc.	11,572	4,974,687
Equity Residential	54,121	3,446,966
Essex Property Trust, Inc.	9,715	2,322,565
Extra Space Storage, Inc.	18,270	1,823,529
Federal Realty Investment Trust	10,773	1,363,323
GGP, Inc.	93,052	1,901,052
HCP, Inc.	69,951	1,806,135
Host Hotels & Resorts, Inc.	108,566	2,287,486
Iron Mountain, Inc.	41,498	1,452,845
Kimco Realty Corp.	63,044	1,071,118
The Macerich Co.	15,828	899,505
Mid-America Apartment Communities, Inc.	16,954	1,706,759
Prologis, Inc.	78,456	5,153,775
Public Storage	22,032	4,998,179
Realty Income Corp.	41,169	2,214,480
Regency Centers Corp.	21,041	1,306,225
SBA Communications Corp. (a)	16,781	2,770,879
Simon Property Group, Inc.	45,155	7,684,929
SL Green Realty Corp.	13,029	1,309,805
UDR, Inc.	39,120	1,468,565
Ventas, Inc.	51,604	2,938,848
Vornado Realty Trust	24,980	1,846,522

	Number of Shares	Value
Welltower, Inc.	53,909	$3,379,555
Weyerhaeuser Co.	110,703	4,036,231

		94,016,192

Savings & Loans — 0.0%
People’s United Financial, Inc.	51,942	939,631

		610,949,706

Industrial — 9.3%
Aerospace & Defense — 2.5%
Arconic, Inc.	62,974	1,071,188
The Boeing Co.	80,044	26,855,562
General Dynamics Corp.	40,299	7,512,137
Harris Corp.	17,254	2,493,893
L3 Technologies, Inc.	11,534	2,218,219
Lockheed Martin Corp.	36,354	10,740,062
Northrop Grumman Corp.	25,517	7,851,581
Raytheon Co.	42,100	8,132,878
Rockwell Collins, Inc.	23,804	3,205,923
TransDigm Group, Inc.	7,091	2,447,388
United Technologies Corp.	108,845	13,608,890

		86,137,721

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	21,415	1,149,771
Johnson Controls International PLC	134,757	4,507,622
Martin Marietta Materials, Inc.	9,157	2,045,033
Masco Corp.	44,956	1,682,253
Vulcan Materials Co.	19,049	2,458,464

		11,843,143

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	33,412	2,411,010
Emerson Electric Co.	92,673	6,407,411

		8,818,421

Electronics — 1.2%
Agilent Technologies, Inc.	47,085	2,911,736
Allegion PLC	13,860	1,072,210
Amphenol Corp. Class A	43,881	3,824,229
Corning, Inc.	121,185	3,333,799
FLIR Systems, Inc.	20,486	1,064,657
Fortive Corp.	44,729	3,449,053
Garmin Ltd.	16,153	985,333
Honeywell International, Inc.	109,293	15,743,657
Mettler-Toledo International, Inc. (a)	3,663	2,119,522
PerkinElmer, Inc.	16,166	1,183,836
TE Connectivity Ltd.	51,212	4,612,153
Waters Corp. (a)	11,474	2,221,252

		42,521,437

Engineering & Construction — 0.1%
Fluor Corp.	20,903	1,019,648
Jacobs Engineering Group, Inc.	17,550	1,114,250

		2,133,898

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.2%
Republic Services, Inc.	32,784	$2,241,114
Stericycle, Inc. (a)	12,728	831,011
Waste Management, Inc.	58,235	4,736,835

		7,808,960

Hand & Machine Tools — 0.1%
Snap-on, Inc.	8,373	1,345,709
Stanley Black & Decker, Inc.	22,736	3,019,568

		4,365,277

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	87,410	11,858,915

Machinery – Diversified — 0.6%
Cummins, Inc.	22,536	2,997,288
Deere & Co.	47,330	6,616,734
Flowserve Corp.	19,449	785,739
Pentair PLC	23,874	1,004,618
Rockwell Automation, Inc.	18,259	3,035,193
Roper Technologies, Inc.	15,004	4,139,754
Xylem, Inc.	26,757	1,802,887

		20,382,213

Miscellaneous – Manufacturing — 1.7%
3M Co.	86,621	17,040,083
A.O. Smith Corp.	20,888	1,235,525
Dover Corp.	22,285	1,631,262
Eaton Corp. PLC	64,168	4,795,916
General Electric Co.	1,269,607	17,279,351
Illinois Tool Works, Inc.	44,471	6,161,012
Ingersoll-Rand PLC	35,990	3,229,383
Parker-Hannifin Corp.	19,417	3,026,140
Textron, Inc.	36,957	2,435,836

		56,834,508

Packaging & Containers — 0.2%
Ball Corp.	51,185	1,819,627
Packaging Corp. of America	13,945	1,558,911
Sealed Air Corp.	23,124	981,614
WestRock Co.	37,331	2,128,614

		6,488,766

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	6,645	1,440,570

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	20,332	1,700,975
CSX Corp.	127,943	8,160,205
Expeditors International of Washington, Inc.	25,546	1,867,413
FedEx Corp.	35,792	8,126,931
J.B. Hunt Transport Services, Inc.	12,752	1,550,006
Kansas City Southern	15,113	1,601,373
Norfolk Southern Corp.	41,115	6,203,020
Union Pacific Corp.	113,360	16,060,845

	Number of Shares	Value
United Parcel Service, Inc. Class B	100,884	$10,716,907

		55,987,675

		316,621,504

Technology — 16.3%
Computers — 5.7%
Accenture PLC Class A	94,057	15,386,785
Apple, Inc.	718,398	132,982,654
Cognizant Technology Solutions Corp. Class A	85,244	6,733,423
DXC Technology Co.	41,269	3,326,694
Hewlett Packard Enterprise Co.	223,341	3,263,012
HP, Inc.	239,440	5,432,894
International Business Machines Corp.	124,674	17,416,958
NetApp, Inc.	39,591	3,109,081
Seagate Technology PLC	42,155	2,380,493
Western Digital Corp.	43,338	3,354,794

		193,386,788

Office & Business Equipment — 0.0%
Xerox Corp.	30,703	736,872

Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a)	122,616	1,838,014
Analog Devices, Inc.	54,262	5,204,811
Applied Materials, Inc.	147,143	6,796,535
Broadcom, Inc.	58,704	14,243,939
Intel Corp.	681,264	33,865,634
IPG Photonics Corp. (a)	5,534	1,220,966
KLA-Tencor Corp.	22,509	2,307,848
Lam Research Corp.	24,165	4,176,920
Microchip Technology, Inc.	34,072	3,098,848
Micron Technology, Inc. (a)	169,921	8,910,657
NVIDIA Corp.	88,675	21,007,108
Qorvo, Inc. (a)	18,395	1,474,727
QUALCOMM, Inc.	216,626	12,157,051
Skyworks Solutions, Inc.	26,658	2,576,496
Texas Instruments, Inc.	143,175	15,785,044
Xilinx, Inc.	36,854	2,405,092

		137,069,690

Software — 6.6%
Activision Blizzard, Inc.	111,671	8,522,731
Adobe Systems, Inc. (a)	71,958	17,544,080
Akamai Technologies, Inc. (a)	24,837	1,818,814
ANSYS, Inc. (a)	12,224	2,129,176
Autodesk, Inc. (a)	31,841	4,174,037
Broadridge Financial Solutions, Inc.	17,288	1,989,849
CA, Inc.	45,678	1,628,421
Cadence Design Systems, Inc. (a)	40,600	1,758,386
Cerner Corp. (a)	46,019	2,751,476
Citrix Systems, Inc. (a)	19,075	1,999,823
Electronic Arts, Inc. (a)	44,785	6,315,581

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	48,620	$5,155,179
Fiserv, Inc. (a)	59,446	4,404,354
Intuit, Inc.	35,490	7,250,784
Microsoft Corp.	1,122,964	110,735,480
MSCI, Inc.	13,152	2,175,735
Oracle Corp.	435,638	19,194,210
Paychex, Inc.	46,863	3,203,086
Red Hat, Inc. (a)	26,083	3,504,773
salesforce.com, Inc. (a)	103,046	14,055,474
Synopsys, Inc. (a)	21,881	1,872,357
Take-Two Interactive Software, Inc. (a)	16,943	2,005,373

		224,189,179

		555,382,529

Utilities — 2.9%
Electric — 2.8%
AES Corp.	96,058	1,288,138
Alliant Energy Corp.	34,592	1,463,933
Ameren Corp.	35,814	2,179,282
American Electric Power Co., Inc.	72,433	5,015,985
CenterPoint Energy, Inc.	64,009	1,773,689
CMS Energy Corp.	40,714	1,924,958
Consolidated Edison, Inc.	45,184	3,523,448
Dominion Energy, Inc.	95,348	6,500,827
DTE Energy Co.	26,828	2,780,186
Duke Energy Corp.	102,707	8,122,070
Edison International	47,463	3,002,984
Entergy Corp.	26,409	2,133,583
Evergy, Inc.	39,483	2,216,970
Eversource Energy	45,949	2,693,071
Exelon Corp.	141,572	6,030,967
FirstEnergy Corp.	65,114	2,338,244
NextEra Energy, Inc.	68,892	11,507,031
NRG Energy, Inc.	44,075	1,353,102
PG&E Corp.	76,113	3,239,369
Pinnacle West Capital Corp.	15,937	1,283,885
PPL Corp.	100,961	2,882,437
Public Service Enterprise Group, Inc.	74,302	4,022,710
SCANA Corp.	20,504	789,814
Sempra Energy	38,498	4,470,003
The Southern Co.	148,360	6,870,552
WEC Energy Group, Inc.	46,358	2,997,045
Xcel Energy, Inc.	73,958	3,378,401

		95,782,684

Gas — 0.0%
NiSource, Inc.	48,376	1,271,321

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	26,050	$2,224,149

		99,278,154

TOTAL COMMON STOCK (Cost $2,004,970,216)		3,365,113,133

TOTAL EQUITIES (Cost $2,004,970,216)		3,365,113,133

TOTAL LONG-TERM INVESTMENTS (Cost $2,004,970,216)		3,365,113,133

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$44,854,651	44,854,651

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	2,911	2,911

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 7/19/18 (c)	2,780,000	2,777,719

TOTAL SHORT-TERM INVESTMENTS (Cost $47,635,259)		47,635,281

TOTAL INVESTMENTS — 100.1% (Cost $2,052,605,475) (d)		3,412,748,414

Other Assets/(Liabilities) — (0.1)%		(3,458,586)

NET ASSETS — 100.0%		$3,409,289,828

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $44,858,165. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $45,754,375.

(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P 500 E Mini Index	9/21/18	384	$53,206,376	$(951,656)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.4%
Basic Materials — 4.1%
Chemicals — 4.1%
CF Industries Holdings, Inc.	87,000	$3,862,801
DowDuPont, Inc.	148,000	9,756,160
Praxair, Inc.	85,369	13,501,107

		27,120,068

Communications — 4.2%
Media — 2.4%
Comcast Corp. Class A	116,000	3,805,960
Twenty-First Century Fox, Inc. Class B	242,000	11,923,340

		15,729,300

Telecommunications — 1.8%
Cisco Systems, Inc.	140,000	6,024,200
Verizon Communications, Inc.	120,000	6,037,200

		12,061,400

		27,790,700

Consumer, Cyclical — 12.2%
Apparel — 3.4%
NIKE, Inc. Class B	283,363	22,578,364

Lodging — 0.5%
Las Vegas Sands Corp.	41,400	3,161,304

Retail — 8.3%
Costco Wholesale Corp.	86,733	18,125,462
McDonald’s Corp.	72,104	11,297,976
The TJX Cos., Inc.	224,537	21,371,432
Walmart, Inc.	37,200	3,186,180

		53,981,050

		79,720,718

Consumer, Non-cyclical — 22.1%
Agriculture — 0.3%
Philip Morris International, Inc.	26,200	2,115,388

Beverages — 6.9%
The Coca-Cola Co.	361,813	15,869,118
Diageo PLC	502,363	18,032,669
PepsiCo, Inc.	104,215	11,345,887

		45,247,674

Biotechnology — 0.6%
Gilead Sciences, Inc.	50,000	3,542,000

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	208,947	13,541,855

Foods — 0.5%
Tyson Foods, Inc. Class A	50,900	3,504,465

	Number of Shares	Value
Health Care – Products — 3.7%
Becton, Dickinson & Co.	19,600	$4,695,376
Medtronic PLC	222,672	19,062,950

		23,758,326

Health Care – Services — 2.6%
Anthem, Inc.	32,700	7,783,581
UnitedHealth Group, Inc.	36,736	9,012,810

		16,796,391

Household Products & Wares — 0.6%
Kimberly-Clark Corp.	39,500	4,160,930

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	325,278	18,000,885
Johnson & Johnson	34,700	4,210,498
McKesson Corp.	67,861	9,052,657

		31,264,040

		143,931,069

Energy — 3.4%
Oil & Gas — 3.4%
Hess Corp.	107,500	7,190,675
Occidental Petroleum Corp.	55,800	4,669,344
Total SA	166,200	10,106,844

		21,966,863

Financial — 27.9%
Banks — 7.6%
Fifth Third Bancorp	108,000	3,099,600
JP Morgan Chase & Co.	75,800	7,898,360
Morgan Stanley	158,900	7,531,860
The PNC Financial Services Group, Inc.	140,395	18,967,365
State Street Corp.	49,900	4,645,191
Wells Fargo & Co.	135,700	7,523,208

		49,665,584

Diversified Financial Services — 6.5%
American Express Co.	193,822	18,994,556
BlackRock, Inc.	17,736	8,850,973
Visa, Inc. Class A	110,202	14,596,255

		42,441,784

Insurance — 7.7%
American International Group, Inc.	83,000	4,400,660
Brighthouse Financial, Inc. (a)	42,086	1,686,386
Chubb Ltd.	199,572	25,349,636
Loews Corp.	9,000	434,520
Marsh & McLennan Cos., Inc.	165,956	13,603,413
MetLife, Inc.	101,000	4,403,600

		49,878,215

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 6.1%
American Tower Corp.	109,563	$15,795,698
Public Storage	89,434	20,288,997
SL Green Realty Corp.	37,100	3,729,663

		39,814,358

		181,799,941

Industrial — 15.0%
Aerospace & Defense — 5.0%
The Boeing Co.	18,700	6,274,037
General Dynamics Corp.	48,072	8,961,101
Harris Corp.	42,100	6,085,134
Lockheed Martin Corp.	37,906	11,198,570

		32,518,842

Building Materials — 0.9%
Johnson Controls International PLC	181,000	6,054,450

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	12,200	843,508

Transportation — 9.0%
Canadian National Railway Co.	262,968	21,509,108
Union Pacific Corp.	142,384	20,172,965
United Parcel Service, Inc. Class B	156,776	16,654,315

		58,336,388

		97,753,188

Technology — 7.1%
Computers — 2.4%
Accenture PLC Class A	95,917	15,691,062

Semiconductors — 0.9%
QUALCOMM, Inc.	105,200	5,903,824

Software — 3.8%
Microsoft Corp.	250,333	24,685,337

		46,280,223

Utilities — 1.4%
Electric — 1.4%
PG&E Corp.	68,000	2,894,080
The Southern Co.	133,000	6,159,230

		9,053,310

TOTAL COMMON STOCK (Cost $562,553,131)		635,416,080

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. Convertible 6.125%	28,422	1,757,901

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	37,270	$3,846,636

TOTAL PREFERRED STOCK (Cost $5,153,864)		5,604,537

TOTAL EQUITIES (Cost $567,706,995)		641,020,617

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,014	1,014

TOTAL MUTUAL FUNDS (Cost $1,014)		1,014

TOTAL LONG-TERM INVESTMENTS (Cost $567,708,009)		641,021,631

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$15,604,428	15,604,428

TOTAL SHORT-TERM INVESTMENTS (Cost $15,604,428)		15,604,428

TOTAL INVESTMENTS — 100.7% (Cost $583,312,437) (c)		656,626,059

Other Assets/(Liabilities) — (0.7)%		(4,296,824)

NET ASSETS — 100.0%		$652,329,235

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $15,605,651. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $15,924,119.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 1.6%
Mining — 1.6%
Rio Tinto PLC Sponsored ADR (a)	46,267	$2,566,894

Communications — 21.0%
Internet — 19.6%
Alibaba Group Holding Ltd. Sponsored ADR (b)	5,551	1,029,877
Alphabet, Inc. Class C (b)	8,041	8,970,942
Amazon.com, Inc. (b)	4,927	8,374,914
Booking Holdings, Inc. (b)	1,126	2,282,503
eBay, Inc. (b)	21,853	792,390
Facebook, Inc. Class A (b)	35,135	6,827,433
VeriSign, Inc. (b)	14,623	2,009,493
Yandex NV Class A (b)	19,532	701,199

		30,988,751

Media — 0.5%
FactSet Research Systems, Inc.	3,979	788,240

Telecommunications — 0.9%
Cisco Systems, Inc.	32,628	1,403,983

		33,180,974

Consumer, Cyclical — 10.5%
Apparel — 1.6%
NIKE, Inc. Class B	32,196	2,565,377

Lodging — 1.0%
Las Vegas Sands Corp.	20,990	1,602,796

Retail — 7.9%
Domino’s Pizza, Inc.	5,598	1,579,588
The Home Depot, Inc.	22,364	4,363,216
McDonald’s Corp.	11,640	1,823,872
O’Reilly Automotive, Inc. (b)	5,428	1,484,938
The TJX Cos., Inc.	33,112	3,151,600

		12,403,214

		16,571,387

Consumer, Non-cyclical — 17.3%
Beverages — 0.2%
Monster Beverage Corp. (b)	4,938	282,947

Biotechnology — 1.3%
Amgen, Inc.	3,254	600,656
Gilead Sciences, Inc.	20,928	1,482,539

		2,083,195

Commercial Services — 6.8%
Experian PLC	24,313	601,279
Gartner, Inc. (b)	8,050	1,069,845
Global Payments, Inc.	16,355	1,823,419
IHS Markit Ltd. (b)	29,173	1,505,035

	Number of Shares	Value
PayPal Holdings, Inc. (b)	26,923	$2,241,878
S&P Global, Inc.	8,175	1,666,801
Worldpay, Inc. Class A (b)	22,328	1,825,984

		10,734,241

Health Care – Products — 4.4%
Baxter International, Inc.	14,515	1,071,788
Danaher Corp.	18,468	1,822,422
Edwards Lifesciences Corp. (b)	14,680	2,136,967
Thermo Fisher Scientific, Inc.	8,842	1,831,532

		6,862,709

Health Care – Services — 3.7%
Aetna, Inc.	12,069	2,214,662
Anthem, Inc.	9,500	2,261,285
ICON PLC (b)	10,299	1,364,926

		5,840,873

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	25,173	1,393,074

		27,197,039

Energy — 5.7%
Oil & Gas — 3.4%
BP PLC Sponsored ADR	42,298	1,931,327
Chevron Corp.	15,093	1,908,208
Pioneer Natural Resources Co.	7,667	1,450,903

		5,290,438

Oil & Gas Services — 2.3%
Apergy Corp. (b)	11,628	485,469
Baker Hughes a GE Co.	23,770	785,123
National Oilwell Varco, Inc.	20,752	900,637
Schlumberger Ltd.	22,200	1,488,066

		3,659,295

		8,949,733

Financial — 11.7%
Banks — 2.0%
Bank of America Corp.	47,042	1,326,114
Citigroup, Inc.	16,238	1,086,647
JP Morgan Chase & Co.	7,098	739,611

		3,152,372

Diversified Financial Services — 8.7%
American Express Co.	22,321	2,187,458
Intercontinental Exchange, Inc.	23,264	1,711,067
Mastercard, Inc. Class A	18,605	3,656,255
TD Ameritrade Holding Corp.	32,613	1,786,214
Visa, Inc. Class A	33,364	4,419,062

		13,760,056

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	11,128	1,604,324

		18,516,752

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 6.6%
Aerospace & Defense — 1.1%
Raytheon Co.	9,137	$1,765,086

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	16,309	1,127,604

Electronics — 0.9%
Fortive Corp.	17,918	1,381,657

Machinery – Construction & Mining — 1.6%
Caterpillar, Inc.	18,854	2,557,922

Machinery – Diversified — 1.7%
Rockwell Automation, Inc.	6,822	1,134,021
Roper Technologies, Inc.	5,574	1,537,922

		2,671,943

Miscellaneous – Manufacturing — 0.6%
Dover Corp.	12,648	925,834

		10,430,046

Technology — 25.4%
Computers — 4.7%
Apple, Inc.	30,497	5,645,300
Check Point Software Technologies Ltd. (b)	6,211	606,691
NetApp, Inc.	15,512	1,218,157

		7,470,148

Semiconductors — 3.8%
Analog Devices, Inc.	10,051	964,092
KLA-Tencor Corp.	6,487	665,112
Maxim Integrated Products, Inc.	17,865	1,047,961
QUALCOMM, Inc.	10,712	601,157
Teradyne, Inc.	22,272	847,895
Texas Instruments, Inc.	17,336	1,911,294

		6,037,511

Software — 16.9%
Adobe Systems, Inc. (b)	8,831	2,153,086
Atlassian Corp. PLC Class A (b)	9,110	569,557
Autodesk, Inc. (b)	9,069	1,188,855
Electronic Arts, Inc. (b)	9,605	1,354,497
Fiserv, Inc. (b)	17,348	1,285,313
Guidewire Software, Inc. (b)	6,264	556,118
Intuit, Inc.	8,367	1,709,420
Microsoft Corp.	105,925	10,445,264
Oracle Corp.	21,783	959,759
salesforce.com, Inc. (b)	18,361	2,504,441
ServiceNow, Inc. (b)	6,854	1,182,110
SS&C Technologies Holdings, Inc	27,929	1,449,515
Workday, Inc. Class A (b)	10,017	1,213,259

		26,571,194

		40,078,853

TOTAL COMMON STOCK (Cost $120,549,735)		157,491,678

TOTAL EQUITIES (Cost $120,549,735)		157,491,678

	Number of Shares	Value
MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	2,599,377	$2,599,377

TOTAL MUTUAL FUNDS (Cost $2,599,377)		2,599,377

TOTAL LONG-TERM INVESTMENTS (Cost $123,149,112)		160,091,055

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$781,399	781,399

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	25,136	25,136

TOTAL SHORT-TERM INVESTMENTS (Cost $806,535)		806,535

TOTAL INVESTMENTS — 102.0% (Cost $123,955,647) (e)		160,897,590

Other Assets/(Liabilities) — (2.0)%		(3,161,305)

NET ASSETS — 100.0%		$157,736,285

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $2,541,206 or 1.61% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $781,460. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $797,132.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.5%
Basic Materials — 0.4%
Chemicals — 0.4%
DowDuPont, Inc.	59,343	$3,911,890
The Sherwin-Williams Co.	14,056	5,728,804

		9,640,694

Communications — 31.4%
Internet — 29.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	651,399	120,854,057
Alphabet, Inc. Class A (a)	49,899	56,345,452
Alphabet, Inc. Class C (a)	87,539	97,662,885
Amazon.com, Inc. (a)	154,153	262,029,269
Booking Holdings, Inc. (a)	33,754	68,422,396
Ctrip.com International Ltd. ADR (a)	18,559	883,965
Facebook, Inc. Class A (a)	802,031	155,850,664
Netflix, Inc. (a)	69,727	27,293,240
Symantec Corp.	7,884	162,805
Tencent Holdings Ltd.	690,300	34,375,671

		823,880,404

Media — 0.6%
FactSet Research Systems, Inc.	93,192	18,461,335

Telecommunications — 1.0%
Cisco Systems, Inc.	634,631	27,308,172

		869,649,911

Consumer, Cyclical — 7.0%
Airlines — 0.9%
Alaska Air Group, Inc.	49,658	2,998,847
American Airlines Group, Inc.	342,269	12,992,531
Delta Air Lines, Inc.	135,164	6,696,024
United Continental Holdings, Inc. (a)	37,272	2,598,977

		25,286,379

Auto Manufacturers — 0.6%
Ferrari NV	26,147	3,530,106
Tesla, Inc. (a)	41,928	14,379,208

		17,909,314

Auto Parts & Equipment — 0.2%
Aptiv PLC	58,900	5,397,007

Leisure Time — 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	53,709	2,537,750
Royal Caribbean Cruises Ltd.	72,600	7,521,360

		10,059,110

	Number of Shares	Value
Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	71,800	$5,683,688
Marriott International, Inc. Class A	124,590	15,773,094
Wynn Resorts Ltd.	47,204	7,899,117

		29,355,899

Retail — 3.8%
Costco Wholesale Corp.	2,700	564,246
Dollar General Corp.	119,512	11,783,883
The Home Depot, Inc.	50,482	9,849,038
McDonald’s Corp.	7,253	1,136,473
O’Reilly Automotive, Inc. (a)	670	183,292
Restaurant Brands International, Inc.	20,600	1,242,180
Ross Stores, Inc.	155,269	13,159,048
Starbucks Corp.	508,140	24,822,639
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,900	910,494
Yum China Holdings, Inc.	389,707	14,988,131
Yum! Brands, Inc.	340,894	26,664,729

		105,304,153

		193,311,862

Consumer, Non-cyclical — 22.9%
Agriculture — 0.0%
Philip Morris International, Inc.	2,166	174,883

Beverages — 2.5%
The Coca-Cola Co.	635,483	27,872,284
Constellation Brands, Inc. Class A	1,500	328,305
Monster Beverage Corp. (a)	701,955	40,222,022

		68,422,611

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	147,772	18,345,894
Amgen, Inc.	108,980	20,116,618
Biogen, Inc. (a)	301	87,362
Celgene Corp. (a)	4,405	349,845
Illumina, Inc. (a)	891	248,848
Regeneron Pharmaceuticals, Inc. (a)	98,696	34,049,133
Vertex Pharmaceuticals, Inc. (a)	167,952	28,545,122

		101,742,822

Commercial Services — 2.7%
Automatic Data Processing, Inc.	82,042	11,005,114
Cintas Corp.	18,000	3,331,260
CoStar Group, Inc. (a)	8,100	3,342,303
FleetCor Technologies, Inc. (a)	31,175	6,567,014
Global Payments, Inc.	132,071	14,724,596
IHS Markit Ltd. (a)	4,265	220,031
PayPal Holdings, Inc. (a)	277,580	23,114,087
S&P Global, Inc.	38,000	7,747,820
Worldpay, Inc. Class A (a)	72,689	5,944,506

		75,996,731

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	336,210	$21,789,770
The Procter & Gamble Co.	350,552	27,364,089

		49,153,859

Foods — 1.1%
Danone SA Sponsored ADR	2,129,966	31,054,904

Health Care – Products — 5.1%
Abbott Laboratories	41,200	2,512,788
Becton, Dickinson & Co.	136,254	32,641,008
Danaher Corp.	172,319	17,004,439
Intuitive Surgical, Inc. (a)	53,015	25,366,617
Stryker Corp.	173,463	29,290,962
Thermo Fisher Scientific, Inc.	82,384	17,065,022
Varian Medical Systems, Inc. (a)	154,236	17,539,718

		141,420,554

Health Care – Services — 3.7%
Aetna, Inc.	1,391	255,248
Anthem, Inc.	85,118	20,260,638
Centene Corp. (a)	50,479	6,219,518
Cigna Corp.	95,747	16,272,203
Humana, Inc.	32,900	9,792,027
UnitedHealth Group, Inc.	202,931	49,787,091

		102,586,725

Pharmaceuticals — 2.3%
Merck & Co., Inc.	227,947	13,836,383
Novartis AG Sponsored ADR	234,765	17,734,148
Novo Nordisk A/S Sponsored ADR	672,802	31,029,628
Zoetis, Inc.	18,500	1,576,015

		64,176,174

		634,729,263

Energy — 1.2%
Oil & Gas Services — 1.2%
Schlumberger Ltd.	480,015	32,175,405

Financial — 12.6%
Banks — 2.1%
The Bank of New York Mellon Corp.	33,000	1,779,690
Citigroup, Inc.	16,122	1,078,884
JP Morgan Chase & Co.	130,387	13,586,326
Morgan Stanley	609,200	28,876,080
Northern Trust Corp.	11,571	1,190,540
State Street Corp.	136,800	12,734,712

		59,246,232

Diversified Financial Services — 9.4%
American Express Co.	120,947	11,852,806
Ameriprise Financial, Inc.	1,900	265,772
The Charles Schwab Corp.	235,606	12,039,466
Intercontinental Exchange, Inc.	210,691	15,496,323
Mastercard, Inc. Class A	250,257	49,180,506

	Number of Shares	Value
Raymond James Financial, Inc.	28,065	$2,507,608
SEI Investments Co.	491,410	30,722,953
TD Ameritrade Holding Corp.	483,450	26,478,556
Visa, Inc. Class A	836,175	110,751,379

		259,295,369

Insurance — 1.0%
American International Group, Inc.	72,700	3,854,554
Chubb Ltd.	17,291	2,196,303
Marsh & McLennan Cos., Inc.	45,880	3,760,783
The Progressive Corp.	74,471	4,404,960
Willis Towers Watson PLC	84,995	12,885,242

		27,101,842

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp.	27,572	3,975,055
Equinix, Inc.	587	252,346

		4,227,401

		349,870,844

Industrial — 6.9%
Aerospace & Defense — 2.6%
The Boeing Co.	169,731	56,946,448
Harris Corp.	40,176	5,807,039
Northrop Grumman Corp.	30,332	9,333,156

		72,086,643

Electronics — 0.7%
Agilent Technologies, Inc.	6,300	389,592
Corning, Inc.	8,900	244,839
Fortive Corp.	87,254	6,728,156
Honeywell International, Inc.	86,144	12,409,043

		19,771,630

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	21,800	2,895,258

Machinery – Diversified — 1.4%
Deere & Co.	204,718	28,619,576
Roper Technologies, Inc.	38,161	10,529,002

		39,148,578

Miscellaneous – Manufacturing — 0.1%
Textron, Inc.	20,300	1,337,973

Packaging & Containers — 0.0%
Ball Corp.	3,618	128,620

Transportation — 2.0%
Canadian Pacific Railway Ltd.	15,000	2,745,300
CSX Corp.	91,606	5,842,631
Expeditors International of Washington, Inc.	473,864	34,639,458
FedEx Corp.	1,096	248,858
Union Pacific Corp.	6,200	878,416
United Parcel Service, Inc. Class B	104,721	11,124,512

		55,479,175

		190,847,877

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 16.9%
Computers — 0.4%
Apple, Inc.	51,642	$9,559,451

Semiconductors — 2.5%
ASML Holding NV	1,300	257,361
Broadcom, Inc.	43,749	10,615,258
Lam Research Corp.	900	155,565
Maxim Integrated Products, Inc.	113,532	6,659,787
Microchip Technology, Inc.	79,600	7,239,620
QUALCOMM, Inc.	538,794	30,237,119
Texas Instruments, Inc.	113,200	12,480,300
Xilinx, Inc.	7,200	469,872

		68,114,882

Software — 14.0%
Activision Blizzard, Inc.	99,384	7,584,987
Autodesk, Inc. (a)	332,137	43,539,839
Cerner Corp. (a)	384,848	23,010,062
Electronic Arts, Inc. (a)	95,277	13,435,962
Fidelity National Information Services, Inc.	80,700	8,556,621
Fiserv, Inc. (a)	201,698	14,943,805
Intuit, Inc.	121,091	24,739,497
Microsoft Corp.	1,194,792	117,818,439
Oracle Corp.	1,132,617	49,903,105
Red Hat, Inc. (a)	88,511	11,893,223
salesforce.com, Inc. (a)	264,492	36,076,709
ServiceNow, Inc. (a)	155,893	26,886,866
VMware, Inc. Class A (a)	2,000	293,940
Workday, Inc. Class A (a)	80,569	9,758,517

		388,441,572

		466,115,905

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	23,398	3,908,168
Sempra Energy	14,799	1,718,312

		5,626,480

TOTAL COMMON STOCK (Cost $1,822,960,564)		2,751,968,241

PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Ant International Co., Ltd. Class C (a) (b) (c)	598,619	3,358,253

TOTAL PREFERRED STOCK (Cost $3,358,253)		3,358,253

TOTAL EQUITIES (Cost $1,826,318,817)		2,755,326,494

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,035	$1,035

TOTAL MUTUAL FUNDS (Cost $1,035)		1,035

TOTAL LONG-TERM INVESTMENTS (Cost $1,826,319,852)		2,755,327,529

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$9,421,742	9,421,742

Time Deposit — 0.4%
Euro Time Deposit 0.350% 7/02/18	10,057,385	10,057,385

TOTAL SHORT-TERM INVESTMENTS (Cost $19,479,127)		19,479,127

TOTAL INVESTMENTS — 100.3% (Cost $1,845,798,979) (e)		2,774,806,656

Other Assets/(Liabilities) — (0.3)%		(7,647,214)

NET ASSETS — 100.0%		$2,767,159,442

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $3,358,253 or 0.12% of net assets.
(d)

Maturity value of $9,422,480. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $9,610,992.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Communications — 30.5%
Internet — 27.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	184,523	$34,234,552
Alphabet, Inc. Class A (a)	30,004	33,880,217
Alphabet, Inc. Class C (a)	8,126	9,065,772
Amazon.com, Inc. (a)	21,300	36,205,740
Booking Holdings, Inc. (a)	6,900	13,986,921
eBay, Inc. (a)	302,386	10,964,516
Facebook, Inc. Class A (a)	98,200	19,082,224
Netflix, Inc. (a)	71,800	28,104,674
Palo Alto Networks, Inc. (a)	63,000	12,944,610
TripAdvisor, Inc. (a)	192,041	10,698,604

		209,167,830

Media — 1.7%
Liberty Global PLC Series A (a)	87,217	2,401,956
Liberty Global PLC Series C (a)	380,907	10,135,936

		12,537,892

Telecommunications — 0.9%
Arista Networks, Inc. (a)	27,962	7,199,935

		228,905,657

Consumer, Cyclical — 3.8%
Retail — 3.4%
Dollar General Corp.	113,800	11,220,680
Domino’s Pizza, Inc.	18,501	5,220,427
Floor & Decor Holdings, Inc. Class A (a)	90,000	4,439,700
Starbucks Corp.	96,000	4,689,600

		25,570,407

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	33,472	3,089,801

		28,660,208

Consumer, Non-cyclical — 21.5%
Beverages — 1.6%
Monster Beverage Corp. (a)	216,041	12,379,149

Biotechnology — 8.3%
Alexion Pharmaceuticals, Inc. (a)	59,000	7,324,850
Biogen, Inc. (a)	45,514	13,209,984
BioMarin Pharmaceutical, Inc. (a)	74,500	7,017,900
Illumina, Inc. (a)	72,880	20,354,655
Loxo Oncology, Inc. (a)	36,686	6,364,287
Regeneron Pharmaceuticals, Inc. (a)	22,600	7,796,774

		62,068,450

	Number of Shares	Value
Commercial Services — 4.5%
CoStar Group, Inc. (a)	26,523	$10,944,185
PayPal Holdings, Inc. (a)	276,313	23,008,584

		33,952,769

Health Care – Products — 4.0%
Align Technology, Inc. (a)	37,300	12,761,822
DENTSPLY SIRONA, Inc.	151,767	6,642,842
Edwards Lifesciences Corp. (a)	73,000	10,626,610

		30,031,274

Health Care – Services — 3.1%
IQVIA Holdings, Inc. (a)	132,425	13,218,663
UnitedHealth Group, Inc.	41,323	10,138,185

		23,356,848

		161,788,490

Financial — 17.1%
Diversified Financial Services — 15.0%
The Charles Schwab Corp.	407,691	20,833,010
CME Group, Inc.	49,443	8,104,697
Intercontinental Exchange, Inc.	165,322	12,159,433
Mastercard, Inc. Class A	102,749	20,192,233
Visa, Inc. Class A	384,889	50,978,548

		112,267,921

Real Estate Investment Trusts (REITS) — 2.1%
Crown Castle International Corp.	90,354	9,741,968
Equinix, Inc.	14,440	6,207,612

		15,949,580

		128,217,501

Industrial — 1.7%
Transportation — 1.7%
FedEx Corp.	55,484	12,598,197

Technology — 22.2%
Semiconductors — 2.0%
Applied Materials, Inc.	192,808	8,905,801
ASML Holding NV	30,647	6,067,187

		14,972,988

Software — 20.2%
Activision Blizzard, Inc.	100,000	7,632,000
Adobe Systems, Inc. (a)	81,400	19,846,134
Autodesk, Inc. (a)	74,900	9,818,641
Electronic Arts, Inc. (a)	86,302	12,170,308
Microsoft Corp.	297,017	29,288,847
salesforce.com, Inc. (a)	170,000	23,188,000
ServiceNow, Inc. (a)	127,900	22,058,913
Splunk, Inc. (a)	97,500	9,663,225
Take-Two Interactive Software, Inc. (a)	106,228	12,573,146

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	44,000	$5,329,280

		151,568,494

		166,541,482

TOTAL COMMON STOCK (Cost $460,639,048)		726,711,535

TOTAL EQUITIES (Cost $460,639,048)		726,711,535

TOTAL LONG-TERM INVESTMENTS (Cost $460,639,048)		726,711,535

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/2018, 0.940%, due 7/02/18 (b)	$12,748,444	12,748,444

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	2,384	2,384

TOTAL SHORT-TERM INVESTMENTS (Cost $12,750,828)		12,750,828

TOTAL INVESTMENTS — 98.5% (Cost $473,389,876) (c)		739,462,363

Other Assets/(Liabilities) — 1.5%		11,184,398

NET ASSETS — 100.0%		$750,646,761

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $12,749,443. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 12/31/23 – 2/15/24, and an aggregate market value, including accrued interest, of $13,008,048.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.6%
Consumer, Cyclical — 7.7%
Airlines — 1.0%
Southwest Airlines Co.	18,308	$931,511

Auto Manufacturers — 1.3%
Honda Motor Co. Ltd. Sponsored ADR	22,991	672,947
PACCAR, Inc.	7,498	464,576

		1,137,523

Auto Parts & Equipment — 0.2%
Aptiv PLC	2,499	228,983

Home Builders — 0.8%
PulteGroup, Inc.	24,050	691,438

Retail — 4.4%
Advance Auto Parts, Inc.	7,514	1,019,650
Genuine Parts Co.	9,495	871,546
MSC Industrial Direct Co., Inc. Class A	14,400	1,221,840
Target Corp.	10,602	807,024

		3,920,060

		6,909,515

Consumer, Non-cyclical — 21.7%
Beverages — 0.8%
Molson Coors Brewing Co. Class B	10,189	693,260

Foods — 9.6%
Conagra Brands, Inc.	44,211	1,579,659
General Mills, Inc.	17,710	783,845
The J.M. Smucker Co.	5,225	561,583
Kellogg Co.	18,525	1,294,342
Mondelez International, Inc. Class A	27,486	1,126,926
Orkla ASA	116,193	1,017,463
Sysco Corp.	19,755	1,349,069
US Foods Holding Corp. (a)	23,737	897,733

		8,610,620

Health Care – Products — 5.0%
Henry Schein, Inc. (a)	10,052	730,177
Siemens Healthineers AG (a) (b)	9,023	372,452
STERIS PLC	7,427	779,909
Zimmer Biomet Holdings, Inc.	23,496	2,618,394

		4,500,932

Health Care – Services — 2.4%
HCA Healthcare, Inc.	4,281	439,231
LifePoint Health, Inc. (a)	23,429	1,143,335
Quest Diagnostics, Inc.	4,909	539,695

		2,122,261

	Number of Shares	Value
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	7,069	$744,648

Pharmaceuticals — 3.1%
Cardinal Health, Inc.	21,169	1,033,682
Express Scripts Holding Co. (a)	11,419	881,661
McKesson Corp.	6,227	830,682

		2,746,025

		19,417,746

Energy — 10.2%
Oil & Gas — 7.7%
Anadarko Petroleum Corp.	11,188	819,521
Cimarex Energy Co.	8,123	826,434
Devon Energy Corp.	27,751	1,219,934
EQT Corp.	24,957	1,377,127
Imperial Oil Ltd.	22,217	738,511
Marathon Petroleum Corp.	3,955	277,483
Noble Energy, Inc.	35,473	1,251,487
Occidental Petroleum Corp.	4,697	393,045

		6,903,542

Oil & Gas Services — 2.5%
Baker Hughes a GE Co.	34,074	1,125,464
National Oilwell Varco, Inc.	25,835	1,121,239

		2,246,703

		9,150,245

Financial — 25.3%
Banks — 11.3%
Bank of Hawaii Corp.	13,270	1,106,983
BB&T Corp.	34,700	1,750,268
Comerica, Inc.	4,160	378,227
Commerce Bancshares, Inc.	16,637	1,076,580
M&T Bank Corp.	7,129	1,212,999
Northern Trust Corp.	19,480	2,004,297
SunTrust Banks, Inc.	14,472	955,442
UMB Financial Corp.	9,875	752,771
Westamerica Bancorp.	15,442	872,628

		10,110,195

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	9,013	1,260,739
Invesco Ltd.	68,240	1,812,454

		3,073,193

Insurance — 5.1%
Aflac, Inc.	14,485	623,145
Arthur J Gallagher & Co.	9,992	652,278
Brown & Brown, Inc.	18,088	501,580
Chubb Ltd.	10,490	1,332,440
ProAssurance Corp.	7,770	275,447
Reinsurance Group of America, Inc.	5,151	687,555

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Torchmark Corp.	3,559	$289,738
The Travelers Cos., Inc.	1,891	231,345

		4,593,528

Real Estate Investment Trusts (REITS) — 4.6%
American Tower Corp.	4,239	611,137
Empire State Realty Trust, Inc. Class A	17,033	291,264
MGM Growth Properties LLC Class A	23,842	726,227
Piedmont Office Realty Trust, Inc. Class A	35,179	701,118
Weyerhaeuser Co.	49,609	1,808,744

		4,138,490

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	57,530	757,095

		22,672,501

Industrial — 19.2%
Building Materials — 2.0%
Johnson Controls International PLC	55,203	1,846,540

Electrical Components & Equipment — 3.3%
Emerson Electric Co.	16,513	1,141,709
Hubbell, Inc.	17,262	1,825,284

		2,966,993

Electronics — 1.6%
Keysight Technologies, Inc. (a)	14,113	833,090
TE Connectivity Ltd.	6,774	610,067

		1,443,157

Environmental Controls — 0.6%
Republic Services, Inc.	7,556	516,528

Machinery – Diversified — 1.0%
Cummins, Inc.	6,588	876,204

Miscellaneous – Manufacturing — 4.0%
Eaton Corp. PLC	11,853	885,893
IMI PLC	50,071	747,678
Ingersoll-Rand PLC	9,779	877,470
Parker-Hannifin Corp.	1,064	165,824
Textron, Inc.	13,307	877,064

		3,553,929

Packaging & Containers — 5.2%
Bemis Co., Inc.	16,549	698,533
Graphic Packaging Holding Co.	86,678	1,257,698
Sonoco Products Co.	20,373	1,069,582
WestRock Co.	28,280	1,612,526

		4,638,339

Transportation — 1.5%
Heartland Express, Inc.	44,393	823,490
Norfolk Southern Corp.	3,317	500,436

		1,323,926

		17,165,616

	Number of Shares	Value
Technology — 4.6%
Computers — 0.6%
HP, Inc.	22,957	$520,894

Semiconductors — 4.0%
Applied Materials, Inc.	5,863	270,812
Lam Research Corp.	2,727	471,362
Maxim Integrated Products, Inc.	20,877	1,224,645
Microchip Technology, Inc.	7,864	715,231
Teradyne, Inc.	23,077	878,541

		3,560,591

		4,081,485

Utilities — 6.9%
Electric — 5.7%
Ameren Corp.	10,335	628,885
Edison International	15,329	969,866
Eversource Energy	7,369	431,897
NorthWestern Corp.	18,494	1,058,781
Pinnacle West Capital Corp.	8,737	703,853
Xcel Energy, Inc.	28,590	1,305,991

		5,099,273

Gas — 1.2%
Atmos Energy Corp.	5,445	490,813
Spire, Inc.	7,874	556,298

		1,047,111

		6,146,384

TOTAL COMMON STOCK (Cost $82,324,936)		85,543,492

TOTAL EQUITIES (Cost $82,324,936)		85,543,492

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
iShares Russell Mid-Cap Value ETF	16,923	1,497,516

TOTAL MUTUAL FUNDS (Cost $1,499,278)		1,497,516

TOTAL LONG-TERM INVESTMENTS (Cost $83,824,214)		87,041,008

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$2,656,721	2,656,721

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$22,949	$22,949

TOTAL SHORT-TERM INVESTMENTS (Cost $2,679,670)		2,679,670

TOTAL INVESTMENTS — 100.2% (Cost $86,503,884) (d)		89,720,678

Other Assets/(Liabilities) — (0.2)%		(211,268)

NET ASSETS — 100.0%		$89,509,410

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $372,452 or 0.42% of net assets.

(c)

Maturity value of $2,656,929. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity dates of 1/31/24, and an aggregate market value, including accrued interest, of $2,711,278.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	7,708	Credit Suisse International	9/28/18	$9,046	$14

CAD	33,646	Morgan Stanley & Co. LLC	9/28/18	25,326	304
GBP	12,787	Morgan Stanley & Co. LLC	9/28/18	16,994	(53)
JPY	1,668,435	Morgan Stanley & Co. LLC	9/28/18	15,288	(127)

				57,608	124

				$66,654	$138

Contracts to Deliver
EUR	280,360	Credit Suisse International	9/28/18	$330,051	$500

NOK	7,088,271	Goldman Sachs & Co.	9/28/18	877,332	4,004

CAD	857,810	Morgan Stanley & Co. LLC	9/28/18	644,679	(8,777)
GBP	481,796	Morgan Stanley & Co. LLC	9/28/18	642,109	3,810
JPY	45,211,184	Morgan Stanley & Co. LLC	9/28/18	414,086	3,246

				1,700,874	(1,721)

				$2,908,257	$2,783

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 8.2%
Chemicals — 3.5%
Orion Engineered Carbons SA	43,660	$1,346,911
PolyOne Corp.	35,944	1,553,500
Sensient Technologies Corp.	12,330	882,212
Stepan Co.	4,940	385,369

		4,167,992

Forest Products & Paper — 0.8%
Neenah, Inc.	10,970	930,804

Iron & Steel — 1.7%
Allegheny Technologies, Inc. (a)	80,558	2,023,617

Mining — 2.2%
Ferroglobe PLC	129,359	1,108,607
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Luxfer Holdings PLC	40,042	699,934
Materion Corp.	16,168	875,497

		2,684,038

		9,806,451

Communications — 0.7%
Telecommunications — 0.7%
Ciena Corp. (a)	32,828	870,270

Consumer, Cyclical — 5.7%
Auto Parts & Equipment — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	93,863	1,460,508
Cooper Tire & Rubber Co.	6,860	180,418
Gentherm, Inc. (a)	17,600	691,680

		2,332,606

Distribution & Wholesale — 0.4%
ScanSource, Inc. (a)	11,360	457,808

Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	48,940	800,659

Home Furnishing — 0.7%
Whirlpool Corp.	5,634	823,860

Office Furnishings — 0.5%
Steelcase, Inc. Class A	40,440	545,940

Retail — 0.4%
The Cato Corp. Class A	19,710	485,260

Storage & Warehousing — 1.1%
Mobile Mini, Inc.	28,332	1,328,771

		6,774,904

Consumer, Non-cyclical — 14.6%
Beverages — 0.6%
C&C Group PLC	190,061	721,244

	Number of Shares	Value
Commercial Services — 4.7%
AMN Healthcare Services, Inc. (a)	7,700	$451,220
Forrester Research, Inc.	16,090	674,975
FTI Consulting, Inc. (a)	17,440	1,054,771
Huron Consulting Group, Inc. (a)	19,160	783,644
ICF International, Inc.	10,060	714,763
Matthews International Corp. Class A	13,800	811,440
Navigant Consulting, Inc. (a)	29,090	644,053
SEACOR Marine Holdings, Inc. (a)	19,844	458,198

		5,593,064

Foods — 2.9%
Cranswick PLC	20,644	917,482
Darling Ingredients, Inc. (a)	78,589	1,562,349
Post Holdings, Inc. (a)	11,970	1,029,660

		3,509,491

Health Care – Products — 2.8%
Haemonetics Corp. (a)	5,120	459,162
Invacare Corp.	46,141	858,222
Natus Medical, Inc. (a)	10,290	355,005
STERIS PLC	15,540	1,631,855

		3,304,244

Health Care – Services — 2.3%
Encompass Health Corp.	25,665	1,738,034
Envision Healthcare Corp. (a)	24,093	1,060,333

		2,798,367

Household Products & Wares — 1.3%
Acco Brands Corp.	79,180	1,096,643
Helen of Troy Ltd. (a)	4,020	395,769

		1,492,412

		17,418,822

Diversified — 0.4%
Holding Company – Diversified — 0.4%
HRG Group, Inc. (a)	40,140	525,433

Energy — 3.4%
Oil & Gas — 1.9%
Callon Petroleum Co. (a)	105,442	1,132,447
Resolute Energy Corp. (a)	17,170	535,704
RSP Permian, Inc. (a)	12,728	560,286

		2,228,437

Oil & Gas Services — 1.5%
Era Group, Inc. (a)	20,170	261,202
SEACOR Holdings, Inc. (a)	11,600	664,332
Thermon Group Holdings, Inc. (a)	38,160	872,719

		1,798,253

		4,026,690

Financial — 22.8%
Banks — 11.9%
1st Source Corp.	11,690	624,597
Cadence BanCorp	27,395	790,893

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FCB Financial Holdings, Inc. Class A (a)	7,800	$458,640
First Midwest Bancorp, Inc.	38,370	977,284
Great Western Bancorp, Inc.	23,790	998,942
Hancock Whitney Corp.	23,110	1,078,081
International Bancshares Corp.	26,020	1,113,656
MB Financial, Inc.	23,010	1,074,567
Prosperity Bancshares, Inc.	20,788	1,421,068
Texas Capital Bancshares, Inc. (a)	24,681	2,258,311
UMB Financial Corp.	19,638	1,497,005
Union Bankshares Corp.	21,610	840,197
Webster Financial Corp.	16,250	1,035,125

		14,168,366

Diversified Financial Services — 1.0%
PRA Group, Inc. (a)	31,702	1,222,112

Insurance — 4.1%
Alleghany Corp.	2,118	1,217,787
Assured Guaranty Ltd.	15,340	548,098
Kemper Corp.	15,560	1,177,114
Reinsurance Group of America, Inc.	5,500	734,140
White Mountains Insurance Group Ltd.	1,410	1,278,320

		4,955,459

Real Estate — 0.2%
Alexander & Baldwin, Inc.	9,100	213,850

Real Estate Investment Trusts (REITS) — 4.1%
Corporate Office Properties Trust	29,840	865,062
DiamondRock Hospitality Co.	44,564	547,246
Education Realty Trust, Inc.	26,933	1,117,719
PotlatchDeltic Corp.	17,720	901,062
Ramco-Gershenson Properties Trust	65,930	870,935
Summit Hotel Properties, Inc.	38,470	550,506

		4,852,530

Savings & Loans — 1.5%
Banc of California, Inc.	45,090	881,510
Northwest Bancshares, Inc.	53,470	929,843

		1,811,353

		27,223,670

Industrial — 32.7%
Aerospace & Defense — 1.1%
Astronics Corp. (a)	10,160	365,455
Cubic Corp.	15,370	986,754

		1,352,209

Building Materials — 4.4%
American Woodmark Corp. (a)	4,390	401,904
Gibraltar Industries, Inc. (a)	25,606	960,225
Simpson Manufacturing Co., Inc.	27,000	1,679,130
Trex Co., Inc. (a)	19,025	1,190,775
Tyman PLC	225,264	979,439

		5,211,473

	Number of Shares	Value
Electrical Components & Equipment — 2.0%
Belden, Inc.	22,900	$1,399,648
Encore Wire Corp.	19,888	943,686

		2,343,334

Electronics — 8.5%
CTS Corp.	25,010	900,360
ESCO Technologies, Inc.	13,860	799,722
FARO Technologies, Inc. (a)	23,640	1,284,834
II-VI, Inc. (a)	49,656	2,157,553
Keysight Technologies, Inc. (a)	21,330	1,259,110
Park Electrochemical Corp.	19,343	448,564
Plexus Corp. (a)	23,572	1,403,477
Vishay Intertechnology, Inc.	84,537	1,961,259

		10,214,879

Engineering & Construction — 2.9%
Comfort Systems USA, Inc.	27,688	1,268,111
Mistras Group, Inc. (a)	29,740	561,491
Primoris Services Corp.	61,796	1,682,705

		3,512,307

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	10,870	603,828

Machinery – Construction & Mining — 1.2%
Terex Corp.	33,725	1,422,858

Machinery – Diversified — 1.0%
Albany International Corp. Class A	19,470	1,171,120

Metal Fabricate & Hardware — 2.8%
CIRCOR International, Inc.	12,110	447,586
Mueller Industries, Inc.	42,550	1,255,650
TriMas Corp. (a)	54,650	1,606,710

		3,309,946

Miscellaneous – Manufacturing — 4.4%
Actuant Corp. Class A	52,168	1,531,131
Barnes Group, Inc.	16,711	984,278
Colfax Corp. (a)	32,321	990,639
Federal Signal Corp.	72,856	1,696,816

		5,202,864

Packaging & Containers — 0.9%
Greif, Inc. Class A	19,430	1,027,653

Transportation — 2.3%
Air Transport Services Group, Inc. (a)	52,885	1,194,672
Dorian LPG Ltd. (a)	35,627	272,190
Forward Air Corp.	12,380	731,411
Scorpio Tankers, Inc.	192,120	539,857

		2,738,130

Trucking & Leasing — 0.7%
GATX Corp.	12,070	895,956

		39,006,557

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.5%
Computers — 2.1%
Diebold Nixdorf, Inc.	21,300	$254,535
MTS Systems Corp.	19,601	1,031,993
WNS Holdings Ltd. ADR (a)	24,590	1,283,106

		2,569,634

Semiconductors — 4.6%
Brooks Automation, Inc.	67,777	2,210,886
Diodes, Inc. (a)	50,870	1,753,489
Photronics, Inc. (a)	85,495	681,822
Xcerra Corp. (a)	59,593	832,514

		5,478,711

Software — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	78,810	945,720

		8,994,065

Utilities — 2.3%
Electric — 0.3%
Evergy, Inc.	6,630	372,275

Gas — 2.0%
New Jersey Resources Corp.	8,680	388,430
Spire, Inc.	6,350	448,628
UGI Corp.	18,715	974,490
WGL Holdings, Inc.	5,610	497,887

		2,309,435

		2,681,710

TOTAL COMMON STOCK (Cost $87,824,693)		117,328,572

TOTAL EQUITIES (Cost $87,824,693)		117,328,572

TOTAL LONG-TERM INVESTMENTS (Cost $87,824,693)		117,328,572

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$2,179,240	$2,179,240

TOTAL SHORT-TERM INVESTMENTS (Cost $2,179,240)		2,179,240

TOTAL INVESTMENTS — 100.1% (Cost $90,003,933) (e)		119,507,812

Other Assets/(Liabilities) — (0.1)%		(160,537)

NET ASSETS — 100.0%		$119,347,275

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Maturity value of $2,179,411. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $2,225,016.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 4.3%
Chemicals — 1.7%
American Vanguard Corp.	12,818	$294,174
KMG Chemicals, Inc.	9,799	722,970
Kronos Worldwide, Inc.	22,900	515,937
Minerals Technologies, Inc.	5,800	437,030
OMNOVA Solutions, Inc. (a)	5,300	55,120
Orion Engineered Carbons SA	17,030	525,376
PQ Group Holdings, Inc. (a)	73,080	1,315,440
Valhi, Inc.	9,700	46,172

		3,912,219

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	8,100	187,110
Mercer International, Inc.	6,700	117,250
Resolute Forest Products (a)	51,100	528,885
Verso Corp. Class A (a)	31,200	678,912

		1,512,157

Iron & Steel — 1.2%
Carpenter Technology Corp.	28,325	1,489,045
Commercial Metals Co.	52,465	1,107,536
Reliance Steel & Aluminum Co.	3,500	306,390

		2,902,971

Mining — 0.7%
Constellium NV Class A (a)	73,885	761,016
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	-
New Gold, Inc. (a)	61,200	127,296
US Silica Holdings, Inc. (d)	30,725	789,325

		1,677,637

		10,004,984

Communications — 6.2%
Internet — 1.1%
Blucora, Inc. (a)	3,500	129,500
eGain Corp. (a) (d)	23,500	354,850
Everquote, Inc. Class A (a)	1,688	30,587
New Media Investment Group, Inc.	3,900	72,072
PC-Tel, Inc.	13,700	85,488
Perficient, Inc. (a)	30,215	796,769
Q2 Holdings, Inc. (a)	5,400	308,070
QuinStreet, Inc. (a)	40,600	515,620
TechTarget, Inc. (a)	2,800	79,520
Zendesk, Inc. (a)	4,700	256,103

		2,628,579

Media — 2.3%
Beasley Broadcasting Group, Inc. Class A	8,100	90,720
Cable One, Inc.	719	527,235

	Number of Shares	Value
Gannett Co., Inc.	65,300	$698,710
Gray Television, Inc. (a)	70,065	1,107,027
MSG Networks, Inc. Class A (a)	5,500	131,725
Nexstar Media Group, Inc. Class A	19,725	1,447,815
Scholastic Corp.	5,700	252,567
Sinclair Broadcast Group, Inc. Class A	32,745	1,052,752

		5,308,551

Telecommunications — 2.8%
Comtech Telecommunications Corp.	22,200	707,736
GTT Communications, Inc. (a) (d)	7,900	355,500
Harmonic, Inc. (a)	90,906	386,351
Intelsat SA (a)	7,200	119,952
NETGEAR, Inc. (a)	24,085	1,505,313
ORBCOMM, Inc. (a)	109,000	1,100,900
RigNet, Inc. (a)	5,404	55,661
Vonage Holdings Corp. (a)	176,925	2,280,563

		6,511,976

		14,449,106

Consumer, Cyclical — 8.0%
Airlines — 0.1%
Copa Holdings SA Class A	3,400	321,708

Apparel — 0.8%
Crocs, Inc. (a)	57,800	1,017,858
Deckers Outdoor Corp. (a)	1,600	180,624
Rocky Brands, Inc.	6,200	186,000
Steven Madden Ltd.	10,100	536,310

		1,920,792

Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (d)	10,800	241,380

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	35,800	557,048
Dorman Products, Inc. (a)	7,100	485,001
Meritor, Inc. (a)	26,000	534,820
Tower International, Inc.	1,100	34,980
Visteon Corp. (a)	1,200	155,088

		1,766,937

Distribution & Wholesale — 1.2%
Fossil Group, Inc. (a)	8,600	231,082
H&E Equipment Services, Inc.	13,200	496,452
Pool Corp.	4,400	666,600
Systemax, Inc.	29,900	1,026,467
Titan Machinery, Inc. (a)	19,200	298,560

		2,719,161

Entertainment — 0.3%
National CineMedia, Inc.	65,200	547,680
Penn National Gaming, Inc. (a)	3,800	127,642

		675,322

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.6%
Beazer Homes USA, Inc. (a)	11,500	$169,625
Cavco Industries, Inc. (a)	3,558	738,819
LGI Homes, Inc. (a) (d)	10,110	583,650

		1,492,094

Leisure Time — 0.3%
LCI Industries	4,700	423,705
Town Sports International Holdings, Inc. (a)	22,900	333,195

		756,900

Lodging — 0.2%
ILG, Inc.	14,000	462,420

Retail — 3.1%
Abercrombie & Fitch Co. Class A	41,700	1,020,816
Asbury Automotive Group, Inc. (a)	16,575	1,136,216
Beacon Roofing Supply, Inc. (a)	10,300	438,986
Big Lots, Inc. (d)	24,815	1,036,771
BJ’s Wholesale Club Holdings, Inc. (a)	5,728	135,467
Bloomin’ Brands, Inc.	2,400	48,240
Boot Barn Holdings, Inc. (a)	7,954	165,046
Brinker International, Inc. (d)	1,200	57,120
Express, Inc. (a)	25,900	236,985
Hibbett Sports, Inc. (a) (d)	6,600	151,140
Lumber Liquidators Holdings, Inc. (a) (d)	17,875	435,256
Party City Holdco, Inc. (a)	20,549	313,372
PriceSmart, Inc.	4,500	407,250
Red Robin Gourmet Burgers, Inc. (a) (d)	4,400	205,040
Tailored Brands, Inc.	41,600	1,061,632
Tilly’s, Inc. Class A	27,800	421,170

		7,270,507

Textiles — 0.5%
Culp, Inc.	9,800	240,590
UniFirst Corp.	5,640	997,716

		1,238,306

		18,865,527

Consumer, Non-cyclical — 13.5%
Agriculture — 0.1%
Alliance One International, Inc. (a)	7,900	125,215
Vector Group Ltd.	3,200	61,056

		186,271

Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	500	149,850
Cott Corp.	67,995	1,125,317
National Beverage Corp. (a) (d)	1,000	106,900

		1,382,067

	Number of Shares	Value
Biotechnology — 1.1%
Cerecor, Inc. (a)	15,855	$68,811
CytomX Therapeutics, Inc. (a)	4,000	91,440
Emergent BioSolutions, Inc. (a)	18,515	934,822
Endocyte, Inc. (a)	20,000	276,000
Innoviva, Inc. (a)	8,100	111,780
Myriad Genetics, Inc. (a)	20,200	754,874
Pfenex, Inc. (a)	6,000	32,460
Retrophin, Inc. (a)	11,905	324,530

		2,594,717

Commercial Services — 4.3%
Aaron’s, Inc.	34,800	1,512,060
Adtalem Global Education, Inc. (a)	23,290	1,120,249
American Public Education, Inc. (a)	11,600	488,360
Cambium Learning Group, Inc. (a)	30,500	340,075
Capella Education Co.	6,690	660,303
Cardtronics PLC Class A (a)	5,300	128,154
Care.com, Inc. (a)	22,600	471,888
Ennis, Inc.	22,400	455,840
Everi Holdings, Inc. (a)	19,500	140,400
Evo Payments, Inc. Class A (a)	1,229	25,293
FTI Consulting, Inc. (a)	8,700	526,176
Green Dot Corp. Class A (a)	13,800	1,012,782
I3 Verticals, Inc. Class A (a)	2,617	39,831
K12, Inc. (a)	5,200	85,124
Liberty Tax, Inc.	11,600	93,670
Matthews International Corp. Class A	5,500	323,400
McGrath RentCorp	8,076	510,968
Medifast, Inc.	1,750	280,280
Navigant Consulting, Inc. (a)	15,700	347,598
Quad/Graphics, Inc.	32,000	666,560
Textainer Group Holdings Ltd. (a)	19,600	311,640
Vectrus, Inc. (a)	9,200	283,544
Weight Watchers International, Inc. (a)	2,900	293,190

		10,117,385

Foods — 2.0%
Cal-Maine Foods, Inc. (a)	1,100	50,435
The Chefs’ Warehouse, Inc. (a)	6,000	171,000
Hostess Brands, Inc. (a)	62,270	846,872
Nomad Foods Ltd. (a)	46,700	896,173
Pinnacle Foods, Inc.	5,500	357,830
Post Holdings, Inc. (a)	5,200	447,304
Sanderson Farms, Inc.	5,600	588,840
The Simply Good Foods Co. (a)	72,515	1,047,117
SpartanNash Co.	11,400	290,928

		4,696,499

Health Care – Products — 2.8%
Atrion Corp.	1,292	774,425
Avanos Medical, Inc. (a)	23,007	1,317,151
CareDx, Inc. (a)	20,200	247,248

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haemonetics Corp. (a)	3,500	$313,880
Intersect ENT, Inc. (a)	10,700	400,715
Lantheus Holdings, Inc. (a)	5,400	78,570
NuVasive, Inc. (a)	13,855	722,122
Quidel Corp. (a)	15,400	1,024,100
Repligen Corp. (a)	15,420	725,357
STAAR Surgical Co. (a)	4,700	145,700
West Pharmaceutical Services, Inc.	4,900	486,521
Wright Medical Group NV (a) (d)	15,383	399,343

		6,635,132

Health Care – Services — 1.5%
American Renal Associates Holdings, Inc. (a)	5,900	93,043
The Ensign Group, Inc.	17,100	612,522
LHC Group, Inc. (a)	7,305	625,235
Medpace Holdings, Inc. (a)	15,890	683,270
Molina Healthcare, Inc. (a)	5,200	509,288
Psychemedics Corp.	3,900	75,036
Quorum Health Corp. (a)	7,400	37,000
Select Medical Holdings Corp. (a)	26,800	486,420
Triple-S Management Corp. Class B (a)	8,800	343,728

		3,465,542

Household Products & Wares — 0.1%
CSS Industries, Inc.	9,203	155,531

Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc. (a) (d)	11,900	187,068
Enanta Pharmaceuticals, Inc. (a)	10,700	1,240,130
Endo International PLC (a)	18,700	176,341
Horizon Pharma PLC (a)	36,570	605,599
Revance Therapeutics, Inc. (a)	10,435	286,441

		2,495,579

		31,728,723

Diversified — 0.0%
Holding Company – Diversified — 0.0%
GS Acquisition Holdings Corp. (a)	10,557	107,681

Energy — 8.1%
Coal — 1.2%
Arch Coal, Inc. Class A	10,300	807,829
Cloud Peak Energy, Inc. (a)	58,100	202,769
Hallador Energy Co.	26,100	186,354
NACCO Industries, Inc. Class A	2,200	74,250
Peabody Energy Corp.	24,800	1,127,904
SunCoke Energy, Inc. (a)	26,400	353,760

		2,752,866

Energy – Alternate Sources — 0.3%
Enphase Energy, Inc. (a)	37,500	252,375
SolarEdge Technologies, Inc. (a)	8,700	416,295
TerraForm Power, Inc. Class A	12,600	147,420

		816,090

	Number of Shares	Value
Oil & Gas — 4.3%
Adams Resources & Energy, Inc.	2,600	$111,800
California Resources Corp. (a) (d)	19,400	881,536
Callon Petroleum Co. (a)	120,495	1,294,116
Centennial Resource Development, Inc. Class A (a)	37,600	679,056
CVR Energy, Inc. (d)	10,800	399,492
Denbury Resources, Inc. (a)	24,800	119,288
Evolution Petroleum Corp.	30,800	303,380
Isramco, Inc. (a)	300	36,870
Jagged Peak Energy, Inc. (a) (d)	23,181	301,817
Kosmos Energy Ltd. (a)	23,500	194,345
Matador Resources Co. (a) (d)	24,900	748,245
Panhandle Oil & Gas, Inc. Class A	4,300	82,130
PBF Energy, Inc. Class A	17,865	749,079
Profire Energy, Inc. (a)	21,600	73,008
Ring Energy, Inc. (a)	72,085	909,713
SRC Energy, Inc. (a)	136,495	1,504,175
W&T Offshore, Inc. (a)	126,300	903,045
WPX Energy, Inc. (a)	40,700	733,821

		10,024,916

Oil & Gas Services — 2.3%
Archrock, Inc.	1,800	21,600
Exterran Corp. (a)	16,100	403,144
Frank’s International NV (d)	63,819	497,788
Helix Energy Solutions Group, Inc. (a)	161,535	1,345,586
ION Geophysical Corp. (a)	11,800	286,740
Keane Group, Inc. (a)	27,927	381,762
Matrix Service Co. (a)	9,300	170,655
Oceaneering International, Inc.	16,013	407,691
ProPetro Holding Corp. (a)	39,395	617,714
SEACOR Holdings, Inc. (a)	9,500	544,065
TETRA Technologies, Inc. (a)	88,400	393,380
Thermon Group Holdings, Inc. (a)	11,300	258,431

		5,328,556

		18,922,428

Financial — 35.5%
Banks — 16.3%
1st Source Corp.	2,100	112,203
Atlantic Capital Bancshares, Inc. (a)	12,548	246,568
BancFirst Corp.	500	29,600
Banco Latinoamericano de Comercio Exterior SA	12,500	307,625
The Bancorp, Inc. (a)	50,600	529,276
BancorpSouth Bank	38,470	1,267,586
Bank of Commerce Holdings	3,100	39,525
Bank of Marin Bancorp	1,300	105,105
BankUnited, Inc.	21,200	866,020
Bankwell Financial Group, Inc.	6,200	199,330
Boston Private Financial Holdings, Inc.	20,400	324,360

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C&F Financial Corp.	2,200	$137,610
Central Pacific Financial Corp.	12,300	352,395
Central Valley Community Bancorp	11,900	251,804
Century Bancorp, Inc. Class A	3,500	267,400
Chemical Financial Corp.	40,096	2,232,144
Chemung Financial Corp.	700	35,077
Citizens & Northern Corp.	800	20,688
CoBiz Financial, Inc.	25,700	552,036
Columbia Banking System, Inc.	18,000	736,200
East West Bancorp, Inc.	12,835	836,842
F.N.B. Corp.	163,620	2,195,780
FB Financial Corp.	10,620	432,446
Financial Institutions, Inc.	2,700	88,830
First Busey Corp.	8,100	256,932
First Hawaiian, Inc.	8,872	257,465
First Interstate BancSystem, Inc. Class A	43,225	1,824,095
First Merchants Corp.	11,000	510,400
First Midwest Bancorp, Inc.	91,225	2,323,501
The First of Long Island Corp.	6,800	168,980
Glacier Bancorp, Inc.	16,200	626,616
Hancock Whitney Corp.	30,705	1,432,388
Heritage Commerce Corp.	15,400	261,646
Heritage Financial Corp.	10,600	369,410
Home BancShares, Inc.	57,600	1,299,456
Hope Bancorp, Inc.	22,200	395,826
Horizon Bancorp, Inc.	8,200	169,658
Howard Bancorp, Inc. (a)	11,288	203,184
IBERIABANK Corp.	39,310	2,979,698
Lakeland Financial Corp.	14,900	718,031
Live Oak Bancshares, Inc.	9,119	279,497
National Bank Holdings Corp. Class A	17,100	659,889
Northeast Bancorp	4,500	98,100
Northrim BanCorp, Inc.	3,700	146,335
OFG Bancorp	13,500	189,675
Origin Bancorp, Inc. (d)	5,000	204,700
PCSB Financial Corp.	13,065	259,602
Pinnacle Financial Partners, Inc.	4,600	282,210
Ponce de Leon Federal Bank (a)	13,466	211,551
Popular, Inc.	15,003	678,286
Preferred Bank	1,200	73,752
Premier Commercial Bancorp (a)	2,600	43,680
Prosperity Bancshares, Inc.	8,300	567,388
Republic Bancorp, Inc. Class A	2,600	117,780
S&T Bancorp, Inc.	1,300	56,212
Shore Bancshares, Inc.	2,000	38,040
Simmons First National Corp. Class A	25,255	755,125
Sterling Bancorp, Inc.	14,268	190,620
SVB Financial Group (a)	2,739	790,914
TCF Financial Corp.	21,100	519,482
Texas Capital Bancshares, Inc. (a)	6,300	576,450
Towne Bank	22,300	715,830
Two River Bancorp	7,500	143,475

	Number of Shares	Value
UMB Financial Corp.	23,560	$1,795,979
Umpqua Holdings Corp.	3,700	83,583
United Community Banks, Inc.	10,500	322,035
Valley National Bancorp	3,500	42,560
Walker & Dunlop, Inc.	13,600	756,840
Washington Trust Bancorp, Inc.	2,700	156,870
Webster Financial Corp.	10,015	637,956
West Bancorporation, Inc.	12,900	324,435
Wintrust Financial Corp.	7,300	635,465

		38,318,052

Diversified Financial Services — 2.5%
Aircastle Ltd.	2,900	59,450
BGC Partners, Inc. Class A	68,385	774,118
BrightSphere Investment Group PLC	22,300	317,998
Cboe Global Markets, Inc.	3,233	336,459
Federal Agricultural Mortgage Corp. Class C	8,800	787,424
Houlihan Lokey, Inc.	7,324	375,135
INTL. FCStone, Inc. (a)	6,500	336,115
Marlin Business Services Corp.	1,400	41,790
Nelnet, Inc. Class A	1,500	87,615
OneMain Holdings, Inc. (a)	38,155	1,270,180
PennyMac Financial Services, Inc. Class A (a)	21,400	420,510
Regional Management Corp. (a)	6,700	234,634
Virtus Investment Partners, Inc.	2,100	268,695
WageWorks, Inc. (a)	10,980	549,000

		5,859,123

Insurance — 4.4%
American Equity Investment Life Holding Co.	19,500	702,000
Argo Group International Holdings Ltd.	23,149	1,346,114
Assured Guaranty Ltd.	21,342	762,550
CNO Financial Group, Inc.	16,300	310,352
Employers Holdings, Inc.	8,130	326,826
Essent Group Ltd. (a)	8,600	308,052
FGL Holdings (a)	105,000	880,950
Heritage Insurance Holdings, Inc. (d)	62,325	1,038,958
Independence Holding Co.	3,400	113,050
Investors Title Co.	400	73,864
MGIC Investment Corp. (a)	21,800	233,696
ProAssurance Corp.	11,600	411,220
Radian Group, Inc.	96,200	1,560,364
Safety Insurance Group, Inc.	3,400	290,360
State Auto Financial Corp.	10,200	305,082
Third Point Reinsurance Ltd. (a)	58,200	727,500
Tiptree, Inc.	6,400	43,520
Universal Insurance Holdings, Inc.	25,700	902,070

		10,336,528

Real Estate — 0.0%
Maui Land & Pineapple Co., Inc. (a)	1,581	17,707

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 10.1%
Acadia Realty Trust	11,500	$314,755
AG Mortgage Investment Trust, Inc.	13,700	257,423
American Campus Communities, Inc.	6,692	286,953
Anworth Mortgage Asset Corp.	72,300	359,331
Ares Commercial Real Estate Corp.	7,100	98,051
ARMOUR Residential REIT, Inc.	16,300	371,803
Blackstone Mortgage Trust, Inc. (d)	2,500	78,575
Braemar Hotels & Resorts, Inc.	15,400	175,868
BRT Apartments Corp.	5,700	72,675
Cedar Realty Trust, Inc.	106,800	504,096
Chesapeake Lodging Trust	59,100	1,869,924
Chimera Investment Corp.	1,900	34,732
CoreSite Realty Corp.	3,700	410,034
Cousins Properties, Inc.	212,280	2,056,993
DiamondRock Hospitality Co.	27,600	338,928
Douglas Emmett, Inc.	8,700	349,566
EastGroup Properties, Inc.	12,700	1,213,612
Getty Realty Corp.	14,300	402,831
Healthcare Realty Trust, Inc.	39,260	1,141,681
InfraREIT, Inc. (a)	34,400	762,648
Invesco Mortgage Capital, Inc.	60,480	961,632
iStar, Inc. (a)	8,000	86,320
JBG SMITH Properties	12,590	459,157
Kilroy Realty Corp.	5,423	410,196
MFA Financial, Inc.	9,800	74,284
National Health Investors, Inc.	5,100	375,768
Pebblebrook Hotel Trust	17,600	682,880
PennyMac Mortgage Investment Trust	2,400	45,576
Piedmont Office Realty Trust, Inc. Class A	20,000	398,600
PotlatchDeltic Corp.	10,000	508,500
Preferred Apartment Communities, Inc. Class A	12,000	203,880
PS Business Parks, Inc.	6,900	886,650
Retail Opportunity Investments Corp.	11,700	224,172
Saul Centers, Inc.	6,800	364,344
Summit Hotel Properties, Inc.	124,530	1,782,024
Sunstone Hotel Investors, Inc.	42,035	698,622
Terreno Realty Corp.	16,900	636,623
Tier REIT, Inc.	34,220	813,752
Washington REIT	71,400	2,165,562
Xenia Hotels & Resorts, Inc.	33,000	803,880

		23,682,901

Savings & Loans — 2.2%
Beneficial Bancorp, Inc.	26,272	425,606
Charter Financial Corp.	17,000	410,550
Dime Community Bancshares, Inc.	24,900	485,550
First Defiance Financial Corp.	5,300	355,418
First Financial Northwest, Inc.	7,600	148,352
Flagstar Bancorp, Inc. (a)	22,000	753,720

	Number of Shares	Value
FS Bancorp, Inc.	3,000	$189,750
Hingham Institution for Savings	950	208,715
Home Bancorp Inc.	1,900	88,445
Meridian Bancorp, Inc.	16,475	315,496
Oritani Financial Corp.	2,300	37,260
Pacific Premier Bancorp, Inc. (a)	13,270	506,251
Riverview Bancorp, Inc.	19,800	167,112
Timberland Bancorp, Inc.	1,100	41,074
United Financial Bancorp, Inc.	25,800	452,016
Washington Federal, Inc.	3,200	104,640
WSFS Financial Corp.	8,800	469,040

		5,158,995

		83,373,306

Industrial — 14.8%
Aerospace & Defense — 1.0%
AAR Corp.	26,020	1,209,670
Cubic Corp.	8,200	526,440
Triumph Group, Inc.	25,550	500,780

		2,236,890

Building Materials — 0.3%
Louisiana-Pacific Corp.	7,200	195,984
Universal Forest Products, Inc.	12,300	450,426

		646,410

Electrical Components & Equipment — 1.7%
Belden, Inc.	12,800	782,336
Energizer Holdings, Inc.	7,100	447,016
Littelfuse, Inc.	5,771	1,316,827
SPX Corp. (a)	37,955	1,330,323

		3,876,502

Electronics — 3.6%
Bel Fuse, Inc. Class B	5,300	110,770
Benchmark Electronics, Inc.	64,995	1,894,604
Brady Corp. Class A	7,100	273,705
Control4 Corp. (a)	12,200	296,582
Electro Scientific Industries, Inc. (a) (d)	29,300	462,061
ESCO Technologies, Inc.	8,500	490,450
Fluidigm Corp. (a)	9,600	57,216
IntriCon Corp. (a)	5,400	217,620
KEMET Corp. (a)	41,795	1,009,349
Knowles Corp. (a)	29,800	455,940
Mesa Laboratories, Inc.	1,700	358,836
Methode Electronics, Inc.	8,400	338,520
Stoneridge, Inc. (a)	21,200	744,968
TTM Technologies, Inc. (a)	71,700	1,264,071
Turtle Beach Corp. (a)	8,800	178,816
ZAGG, Inc. (a)	19,600	339,080

		8,492,588

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.8%
Aegion Corp. (a)	22,700	$584,525
Dycom Industries, Inc. (a)	13,905	1,314,162

		1,898,687

Environmental Controls — 1.2%
Casella Waste Systems, Inc. Class A (a)	22,015	563,804
Heritage-Crystal Clean, Inc. (a)	16,300	327,630
MSA Safety, Inc.	3,500	337,190
Stericycle, Inc. (a)	2,100	137,109
Tetra Tech, Inc.	23,920	1,399,320

		2,765,053

Machinery – Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	8,350	536,487

Machinery – Diversified — 0.4%
Welbilt, Inc. (a)	40,580	905,340

Metal Fabricate & Hardware — 1.4%
CIRCOR International, Inc.	10,131	374,442
DMC Global, Inc.	3,900	175,110
LB Foster Co. Class A (a)	8,800	201,960
RBC Bearings, Inc. (a)	3,700	476,597
Rexnord Corp. (a)	55,990	1,627,069
Sun Hydraulics Corp.	7,858	378,677

		3,233,855

Miscellaneous – Manufacturing — 0.8%
Harsco Corp. (a)	30,400	671,840
Hillenbrand, Inc.	6,450	304,118
Lydall, Inc. (a)	5,800	253,170
Myers Industries, Inc.	35,587	683,270

		1,912,398

Transportation — 3.1%
ArcBest Corp.	12,700	580,390
Atlas Air Worldwide Holdings, Inc. (a)	16,285	1,167,634
Costamare, Inc.	42,855	341,983
Genco Shipping & Trading Ltd. (a)	20,980	325,190
Genesee & Wyoming, Inc. Class A (a)	6,200	504,184
Golar LNG Ltd. (d)	45,695	1,346,175
International Seaways, Inc. (a)	15,200	351,728
Kirby Corp. (a)	3,700	309,320
Landstar System, Inc.	8,300	906,360
Universal Logistics Holdings, Inc.	10,900	286,125
US Xpress Enterprises, Inc. Class A (a)	3,724	56,381
USA Truck, Inc. (a)	7,200	168,984
Werner Enterprises, Inc.	27,205	1,021,548

		7,366,002

	Number of Shares	Value
Trucking & Leasing — 0.3%
The Greenbrier Cos., Inc.	14,965	$789,404

		34,659,616

Technology — 3.0%
Computers — 2.2%
Conduent, Inc. (a)	24,900	452,433
Immersion Corp. (a)	25,900	399,896
Insight Enterprises, Inc. (a)	13,015	636,824
NetScout Systems, Inc. (a)	22,005	653,549
Presidio, Inc. (a)	70,565	924,401
Syntel, Inc. (a)	18,200	584,038
WNS Holdings Ltd. ADR (a)	27,580	1,439,124

		5,090,265

Semiconductors — 0.4%
Amtech Systems, Inc. (a)	13,200	79,860
Cabot Microelectronics Corp.	3,900	419,484
MaxLinear, Inc. (a)	11,400	177,726
Rudolph Technologies, Inc. (a)	7,600	224,960

		902,030

Software — 0.4%
Avalara, Inc. (a)	679	36,238
Ceridian HCM Holding, Inc. (a) (d)	4,281	142,086
Cision Ltd. (a)	20,330	303,934
Pluralsight, Inc. Class A (a) (d)	2,591	63,350
RealPage, Inc. (a)	4,200	231,420
Rosetta Stone, Inc. (a)	12,000	192,360

		969,388

		6,961,683

Utilities — 5.5%
Electric — 3.4%
ALLETE, Inc.	27,860	2,156,643
Black Hills Corp.	1,500	91,815
El Paso Electric Co.	39,790	2,351,589
MGE Energy, Inc.	2,709	170,802
NorthWestern Corp.	10,300	589,675
Ormat Technologies, Inc.	14,700	781,893
PNM Resources, Inc.	23,671	920,802
Portland General Electric Co.	21,100	902,236
SCANA Corp.	2,400	92,448

		8,057,903

Gas — 2.0%
Atmos Energy Corp.	4,400	396,616
Chesapeake Utilities Corp.	9,043	722,988
ONE Gas, Inc.	10,300	769,822
RGC Resources, Inc.	2,755	80,391
South Jersey Industries, Inc. (d)	8,973	300,326
Spire, Inc.	32,440	2,291,886

		4,562,029

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
California Water Service Group	8,000	$311,600

		12,931,532

TOTAL COMMON STOCK (Cost $196,599,206)		232,004,586

TOTAL EQUITIES (Cost $196,599,206)		232,004,586

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	3,900	16,302

TOTAL WARRANTS (Cost $7,859)		16,302

MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
State Street Navigator Securities Lending Prime Portfolio (e)	8,950,713	8,950,713
T. Rowe Price Government Reserve Investment Fund	1,027	1,027

		8,951,740

TOTAL MUTUAL FUNDS (Cost $8,951,740)		8,951,740

TOTAL LONG-TERM INVESTMENTS (Cost $205,558,805)		240,972,628

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$2,698,652	2,698,652

	Principal Amount	Value
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 9/13/18 (g)	$135,000	$134,485

TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,120)		2,833,137

TOTAL INVESTMENTS — 104.0% (Cost $208,391,925) (h)		243,805,765

Other Assets/(Liabilities) — (4.0)%		(9,276,641)

NET ASSETS — 100.0%		$234,529,124

Abbreviation Legend

ADR American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $8,726,288 or 3.72% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $2,698,863. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.250%, maturity dates ranging from 12/31/23 – 4/30/24, and an aggregate market value, including accrued interest, of $2,757,689.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
Russell 2000 E Mini Index	9/21/18	8	$678,155	$(19,155)

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 5.2%
Chemicals — 2.8%
Ashland Global Holdings, Inc.	17,151	$1,340,865
Cabot Corp.	16,945	1,046,693
The Chemours Co.	48,711	2,160,820
Minerals Technologies, Inc.	9,672	728,785
NewMarket Corp.	2,518	1,018,531
Olin Corp.	45,851	1,316,841
PolyOne Corp.	22,039	952,526
RPM International, Inc.	36,690	2,139,761
Sensient Technologies Corp.	11,671	835,060
Valvoline, Inc.	53,497	1,153,930
Versum Materials, Inc.	29,990	1,114,128

		13,807,940

Forest Products & Paper — 0.2%
Domtar Corp.	17,040	813,489

Iron & Steel — 1.7%
Allegheny Technologies, Inc. (a)	34,606	869,303
Carpenter Technology Corp.	12,879	677,049
Commercial Metals Co.	31,802	671,340
Reliance Steel & Aluminum Co.	19,827	1,735,655
Steel Dynamics, Inc.	64,547	2,965,935
United States Steel Corp.	48,404	1,682,039

		8,601,321

Mining — 0.5%
Compass Minerals International, Inc. (b)	9,341	614,171
Royal Gold, Inc.	17,963	1,667,685

		2,281,856

		25,504,606

Communications — 2.9%
Internet — 0.1%
Cars.com, Inc. (a)	19,729	560,106

Media — 1.4%
AMC Networks, Inc. Class A (a)	12,489	776,816
Cable One, Inc.	1,275	934,945
FactSet Research Systems, Inc.	10,607	2,101,247
John Wiley & Sons, Inc. Class A	12,380	772,512
Meredith Corp. (b)	10,812	551,412
The New York Times Co. Class A	35,332	915,099
TEGNA, Inc.	59,498	645,553

		6,697,584

Telecommunications — 1.4%
ARRIS International PLC (a)	48,083	1,175,389
Ciena Corp. (a)	39,154	1,037,973
InterDigital, Inc.	9,484	767,256

	Number of Shares	Value
LogMeIn, Inc.	14,326	$1,479,159
Plantronics, Inc.	9,077	692,121
Telephone & Data Systems, Inc.	25,163	689,969
ViaSat, Inc. (a) (b)	15,104	992,635

		6,834,502

		14,092,192

Consumer, Cyclical — 12.4%
Airlines — 0.3%
JetBlue Airways Corp. (a)	86,654	1,644,693

Apparel — 0.7%
Carter’s, Inc.	12,893	1,397,472
Deckers Outdoor Corp. (a)	8,330	940,374
Skechers U.S.A., Inc. Class A (a)	37,347	1,120,783

		3,458,629

Auto Parts & Equipment — 0.4%
Dana, Inc.	40,114	809,902
Delphi Technologies PLC	24,178	1,099,132

		1,909,034

Distribution & Wholesale — 0.7%
Pool Corp.	11,086	1,679,529
Watsco, Inc.	8,785	1,566,190

		3,245,719

Entertainment — 1.3%
Churchill Downs, Inc.	3,136	929,824
Cinemark Holdings, Inc.	29,209	1,024,652
International Speedway Corp. Class A	6,636	296,629
Live Nation Entertainment, Inc. (a)	37,186	1,806,124
Scientific Games Corp. Class A (a)	14,674	721,227
Six Flags Entertainment Corp. (b)	21,361	1,496,338

		6,274,794

Home Builders — 1.4%
KB Home	22,992	626,302
NVR, Inc. (a)	923	2,741,633
Thor Industries, Inc.	13,470	1,311,843
Toll Brothers, Inc.	38,820	1,435,952
TRI Pointe Group, Inc. (a)	41,383	677,026

		6,792,756

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a) (b)	12,619	606,343

Housewares — 0.6%
The Scotts Miracle-Gro Co.	10,596	881,163
The Toro Co.	29,029	1,748,997
Tupperware Brands Corp.	14,066	580,082

		3,210,242

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	23,846	$1,537,590
Polaris Industries, Inc.	16,080	1,964,655

		3,502,245

Lodging — 0.9%
Boyd Gaming Corp.	22,683	786,193
ILG, Inc.	29,114	961,635
Wyndham Destinations, Inc.	27,398	1,212,910
Wyndham Hotels & Resorts, Inc.	27,335	1,608,118

		4,568,856

Office Furnishings — 0.2%
Herman Miller, Inc.	16,547	560,943
HNI Corp.	11,740	436,728

		997,671

Retail — 5.1%
American Eagle Outfitters, Inc.	46,083	1,071,430
AutoNation, Inc. (a)	16,106	782,429
Bed Bath & Beyond, Inc.	38,411	765,339
Big Lots, Inc. (b)	11,682	488,074
Brinker International, Inc. (b)	11,914	567,106
Casey’s General Stores, Inc.	10,306	1,082,954
The Cheesecake Factory, Inc. (b)	11,579	637,540
Cracker Barrel Old Country Store, Inc. (b)	6,543	1,022,082
Dick’s Sporting Goods, Inc.	21,358	752,870
Dillard’s, Inc. Class A (b)	5,429	513,041
Domino’s Pizza, Inc.	11,578	3,266,964
Dunkin’ Brands Group, Inc. (b)	22,701	1,567,958
Five Below, Inc. (a)	15,236	1,488,710
Jack in the Box, Inc.	7,782	662,404
The Michaels Cos., Inc. (a)	30,282	580,506
MSC Industrial Direct Co., Inc. Class A	12,565	1,066,140
Nu Skin Enterprises, Inc. Class A	15,300	1,196,307
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,651	989,697
Papa John’s International, Inc. (b)	6,366	322,884
Sally Beauty Holdings, Inc. (a) (b)	33,067	530,064
Signet Jewelers Ltd.	16,169	901,422
Texas Roadhouse, Inc.	18,069	1,183,700
Urban Outfitters, Inc. (a)	22,034	981,615
The Wendy’s Co.	49,217	845,548
Williams-Sonoma, Inc. (b)	20,946	1,285,665
World Fuel Services Corp.	18,380	375,136

		24,927,585

		61,138,567

Consumer, Non-cyclical — 15.4%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a)	2,407	721,378

	Number of Shares	Value
Biotechnology — 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	5,568	$1,606,591
Exelixis, Inc. (a)	77,745	1,673,072
United Therapeutics Corp. (a)	11,926	1,349,427

		4,629,090

Commercial Services — 3.8%
Aaron’s, Inc.	16,872	733,088
Adtalem Global Education, Inc. (a)	16,563	796,680
Avis Budget Group, Inc. (a)	19,584	636,480
The Brink’s Co.	13,944	1,112,034
CoreLogic, Inc. (a)	22,483	1,166,868
Deluxe Corp.	13,149	870,595
Graham Holdings Co. Class B	1,203	705,078
Healthcare Services Group, Inc. (b)	20,242	874,252
LendingTree, Inc. (a) (b)	2,155	460,739
ManpowerGroup, Inc.	17,962	1,545,810
MarketAxess Holdings, Inc.	10,297	2,037,364
Rollins, Inc.	26,170	1,376,019
Sabre Corp.	69,253	1,706,394
Service Corp. International	50,034	1,790,717
Sotheby’s (a)	10,165	552,366
WEX, Inc. (a)	10,970	2,089,566

		18,454,050

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	14,665	739,996

Foods — 2.5%
Flowers Foods, Inc.	50,778	1,057,706
The Hain Celestial Group, Inc. (a)	28,251	841,880
Ingredion, Inc.	19,782	2,189,867
Lamb Weston Holdings, Inc.	40,018	2,741,633
Lancaster Colony Corp.	5,376	744,146
Post Holdings, Inc. (a)	18,419	1,584,402
Sanderson Farms, Inc.	5,572	585,896
Sprouts Farmers Market, Inc. (a)	33,794	745,834
Tootsie Roll Industries, Inc. (b)	5,090	157,026
TreeHouse Foods, Inc. (a)	15,406	808,969
United Natural Foods, Inc. (a)	13,686	583,845

		12,041,204

Health Care – Products — 4.3%
Avanos Medical, Inc. (a)	12,869	736,750
Bio-Techne Corp.	10,280	1,520,926
Cantel Medical Corp.	9,645	948,682
Globus Medical, Inc. Class A (a)	20,073	1,012,884
Haemonetics Corp. (a)	14,292	1,281,707
Hill-Rom Holdings, Inc.	18,143	1,584,610
ICU Medical, Inc. (a)	4,171	1,224,814
Integra LifeSciences Holdings Corp. (a)	19,317	1,244,208
LivaNova PLC (a)	11,995	1,197,341
Masimo Corp. (a)	13,043	1,273,649

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NuVasive, Inc. (a)	13,913	$725,146
Patterson Cos., Inc. (b)	22,154	502,231
STERIS PLC	23,229	2,439,277
Teleflex, Inc.	12,472	3,345,115
West Pharmaceutical Services, Inc.	20,136	1,999,303

		21,036,643

Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	22,478	919,575
Catalent, Inc. (a)	36,647	1,535,143
Charles River Laboratories International, Inc. (a)	13,117	1,472,514
Chemed Corp.	4,363	1,404,057
Encompass Health Corp.	27,064	1,832,774
LifePoint Health, Inc. (a)	10,702	522,258
MEDNAX, Inc. (a)	25,885	1,120,303
Molina Healthcare, Inc. (a)	13,007	1,273,905
Syneos Health, Inc. (a)	15,124	709,316
Tenet Healthcare Corp. (a)	22,363	750,726
WellCare Health Plans, Inc. (a)	12,257	3,018,164

		14,558,735

Household Products & Wares — 0.1%
Helen of Troy Ltd. (a)	7,300	718,685

Pharmaceuticals — 0.5%
Akorn, Inc. (a)	25,326	420,158
Mallinckrodt PLC (a) (b)	22,667	422,966
PRA Health Sciences, Inc. (a)	13,858	1,293,783
Prestige Brands Holdings, Inc. (a)	14,726	565,184

		2,702,091

		75,601,872

Energy — 5.6%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	22,429	1,181,111

Oil & Gas — 4.3%
Callon Petroleum Co. (a)	60,803	653,024
Chesapeake Energy Corp. (a) (b)	250,018	1,310,094
CNX Resources Corp. (a)	53,798	956,529
Diamond Offshore Drilling, Inc. (a) (b)	17,807	371,454
Energen Corp. (a)	26,728	1,946,333
Ensco PLC Class A (b)	119,717	869,146
Gulfport Energy Corp. (a)	42,457	533,685
Matador Resources Co. (a)	28,105	844,555
Murphy Oil Corp.	44,655	1,507,999
Murphy USA, Inc. (a)	8,449	627,676
Nabors Industries Ltd.	97,305	623,725
Oasis Petroleum, Inc. (a)	73,171	949,028
Patterson-UTI Energy, Inc.	60,745	1,093,410
PBF Energy, Inc. Class A	30,777	1,290,480
QEP Resources, Inc. (a)	64,811	794,583
Range Resources Corp.	62,247	1,041,392

	Number of Shares	Value
Rowan Cos. PLC Class A (a)	31,327	$508,124
SM Energy Co.	27,871	716,006
Southwestern Energy Co. (a)	138,498	734,039
Transocean Ltd. (a) (b)	120,085	1,613,942
WPX Energy, Inc. (a)	109,597	1,976,034

		20,961,258

Oil & Gas Services — 1.1%
Apergy Corp. (a)	21,324	890,277
Core Laboratories NV	12,095	1,526,510
Dril-Quip, Inc. (a)	10,400	534,560
McDermott International, Inc. (a)	49,342	969,570
NOW, Inc. (a) (b)	29,490	393,102
Oceaneering International, Inc.	27,044	688,540
Superior Energy Services, Inc. (a)	42,175	410,785

		5,413,344

		27,555,713

Financial — 24.7%
Banks — 7.7%
Associated Banc-Corp.	46,314	1,264,372
BancorpSouth Bank	22,268	733,731
Bank of Hawaii Corp.	11,595	967,255
Bank of the Ozarks, Inc.	33,281	1,498,976
Cathay General Bancorp	20,957	848,549
Chemical Financial Corp.	19,626	1,092,580
Commerce Bancshares, Inc.	25,794	1,669,130
Cullen/Frost Bankers, Inc.	15,883	1,719,176
East West Bancorp, Inc.	39,661	2,585,897
F.N.B. Corp.	89,041	1,194,930
First Horizon National Corp.	89,544	1,597,465
Fulton Financial Corp.	48,153	794,525
Hancock Whitney Corp.	23,304	1,087,132
Home BancShares, Inc.	43,027	970,689
International Bancshares Corp.	14,963	640,416
MB Financial, Inc.	23,114	1,079,424
PacWest Bancorp	34,162	1,688,286
Pinnacle Financial Partners, Inc.	20,178	1,237,920
Prosperity Bancshares, Inc.	19,166	1,310,188
Signature Bank (a)	14,700	1,879,836
Synovus Financial Corp.	32,611	1,722,839
TCF Financial Corp.	45,972	1,131,831
Texas Capital Bancshares, Inc. (a)	13,648	1,248,792
Trustmark Corp.	18,487	603,231
UMB Financial Corp.	12,106	922,840
Umpqua Holdings Corp.	60,121	1,358,133
United Bankshares, Inc.	28,878	1,051,159
Valley National Bancorp	72,705	884,093
Webster Financial Corp.	25,126	1,600,526
Wintrust Financial Corp.	15,426	1,342,833

		37,726,754

Diversified Financial Services — 2.6%
Eaton Vance Corp.	32,593	1,701,029
Evercore, Inc. Class A	11,201	1,181,145

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Federated Investors, Inc. Class B	26,347	$614,412
Interactive Brokers Group, Inc. Class A	19,465	1,253,741
Janus Henderson Group PLC	49,491	1,520,858
Legg Mason, Inc.	23,524	816,989
Navient Corp.	72,046	938,759
SEI Investments Co.	35,919	2,245,656
SLM Corp. (a)	119,330	1,366,329
Stifel Financial Corp.	19,500	1,018,875

		12,657,793

Insurance — 4.3%
Alleghany Corp.	4,181	2,403,950
American Financial Group, Inc.	18,971	2,036,157
Aspen Insurance Holdings Ltd.	16,463	670,044
Brown & Brown, Inc.	62,721	1,739,253
CNO Financial Group, Inc.	46,168	879,039
First American Financial Corp.	30,533	1,579,167
Genworth Financial, Inc. Class A (a)	137,247	617,612
The Hanover Insurance Group, Inc.	11,664	1,394,548
Kemper Corp.	13,449	1,017,417
Mercury General Corp.	10,106	460,429
Old Republic International Corp.	68,742	1,368,653
Primerica, Inc.	12,062	1,201,375
Reinsurance Group of America, Inc.	17,662	2,357,524
RenaissanceRe Holdings Ltd.	11,044	1,328,814
W.R. Berkley Corp.	26,293	1,903,876

		20,957,858

Real Estate — 0.5%
Alexander & Baldwin, Inc.	18,310	430,285
Jones Lang LaSalle, Inc.	12,451	2,066,741

		2,497,026

Real Estate Investment Trusts (REITS) — 8.9%
American Campus Communities, Inc.	37,526	1,609,115
Camden Property Trust	25,408	2,315,431
CoreCivic, Inc.	32,518	776,855
CoreSite Realty Corp.	9,444	1,046,584
Corporate Office Properties Trust	28,031	812,619
Cousins Properties, Inc.	115,578	1,119,951
CyrusOne, Inc.	27,152	1,584,591
DCT Industrial Trust, Inc.	25,788	1,720,833
Douglas Emmett, Inc.	43,784	1,759,241
Education Realty Trust, Inc.	20,592	854,568
EPR Properties	17,781	1,152,031
First Industrial Realty Trust, Inc.	34,368	1,145,829
The GEO Group, Inc.	33,686	927,712
Healthcare Realty Trust, Inc.	34,310	997,735
Highwoods Properties, Inc.	28,384	1,439,920
Hospitality Properties Trust	45,054	1,288,995
JBG SMITH Properties	25,440	927,797
Kilroy Realty Corp.	27,092	2,049,239
Lamar Advertising Co. Class A	23,027	1,572,974

	Number of Shares	Value
LaSalle Hotel Properties	30,239	$1,035,081
Liberty Property Trust	40,491	1,794,966
Life Storage, Inc.	12,697	1,235,545
Mack-Cali Realty Corp.	24,727	501,464
Medical Properties Trust, Inc.	99,451	1,396,292
National Retail Properties, Inc.	42,153	1,853,046
Omega Healthcare Investors, Inc. (b)	54,477	1,688,787
PotlatchDeltic Corp.	16,579	843,042
Quality Care Properties, Inc. (a)	25,851	556,055
Rayonier, Inc.	35,438	1,371,096
Sabra Health Care REIT, Inc.	48,563	1,055,274
Senior Housing Properties Trust	64,744	1,171,219
Tanger Factory Outlet Centers, Inc. (b)	25,890	608,156
Taubman Centers, Inc.	16,718	982,350
Uniti Group, Inc. (a)	45,204	905,436
Urban Edge Properties	29,327	670,708
Weingarten Realty Investors	32,559	1,003,143

		43,773,680

Savings & Loans — 0.7%
New York Community Bancorp, Inc.	134,523	1,485,134
Sterling Bancorp	61,734	1,450,749
Washington Federal, Inc.	23,265	760,765

		3,696,648

		121,309,759

Industrial — 17.4%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	12,138	1,444,665
Esterline Technologies Corp. (a)	7,019	518,002
KLX, Inc. (a)	13,902	999,554
Teledyne Technologies, Inc. (a)	9,800	1,950,788

		4,913,009

Building Materials — 1.1%
Cree, Inc. (a)	27,517	1,143,882
Eagle Materials, Inc.	13,164	1,381,825
Lennox International, Inc.	10,139	2,029,321
Louisiana-Pacific Corp.	39,868	1,085,207

		5,640,235

Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	11,235	1,301,799
Belden, Inc.	11,047	675,193
Energizer Holdings, Inc.	16,456	1,036,070
EnerSys	11,452	854,777
Hubbell, Inc.	15,038	1,590,118
Littelfuse, Inc.	6,832	1,558,926

		7,016,883

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.5%
Arrow Electronics, Inc. (a)	24,045	$1,810,108
Avnet, Inc.	32,195	1,380,843
Coherent, Inc. (a)	6,830	1,068,349
Gentex Corp.	75,087	1,728,503
Jabil, Inc.	46,863	1,296,231
Keysight Technologies, Inc. (a)	51,152	3,019,502
National Instruments Corp.	29,573	1,241,474
SYNNEX Corp.	8,082	779,994
Tech Data Corp. (a)	9,559	784,985
Trimble, Inc. (a)	68,194	2,239,491
Vishay Intertechnology, Inc.	36,311	842,415
Woodward, Inc.	15,169	1,165,889

		17,357,784

Engineering & Construction — 1.2%
AECOM (a)	44,070	1,455,632
Dycom Industries, Inc. (a)	8,510	804,280
EMCOR Group, Inc.	15,922	1,212,938
Granite Construction, Inc.	12,452	693,078
KBR, Inc.	38,259	685,601
nVent Electric PLC (a)	44,448	1,115,645

		5,967,174

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	14,091	782,755
MSA Safety, Inc.	9,308	896,733

		1,679,488

Hand & Machine Tools — 0.7%
Kennametal, Inc.	22,547	809,437
Lincoln Electric Holdings, Inc.	16,950	1,487,532
Regal Beloit Corp.	11,985	980,373

		3,277,342

Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	20,198	1,420,323
Terex Corp.	19,836	836,881

		2,257,204

Machinery – Diversified — 2.5%
AGCO Corp.	18,092	1,098,546
Cognex Corp.	47,459	2,117,146
Graco, Inc.	45,735	2,068,137
IDEX Corp.	21,010	2,867,445
Nordson Corp.	14,006	1,798,510
Wabtec Corp.	23,475	2,314,166

		12,263,950

Metal Fabricate & Hardware — 0.5%
The Timken Co.	18,621	810,944
Valmont Industries, Inc.	6,139	925,454
Worthington Industries, Inc.	11,810	495,666

		2,232,064

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.8%
AptarGroup, Inc.	17,035	$1,590,728
Carlisle Cos., Inc.	16,644	1,802,712
Crane Co.	13,958	1,118,455
Donaldson Co., Inc.	35,620	1,607,174
ITT, Inc.	23,824	1,245,280
Trinity Industries, Inc.	40,676	1,393,560

		8,757,909

Packaging & Containers — 0.8%
Bemis Co., Inc.	25,069	1,058,162
Greif, Inc. Class A	7,159	378,640
Owens-Illinois, Inc. (a)	44,258	743,977
Silgan Holdings, Inc.	20,190	541,698
Sonoco Products Co.	27,326	1,434,615

		4,157,092

Transportation — 1.9%
Genesee & Wyoming, Inc. Class A (a)	16,460	1,338,527
Kirby Corp. (a)	14,650	1,224,740
Knight-Swift Transportation Holdings, Inc.	35,130	1,342,317
Landstar System, Inc.	11,551	1,261,369
Old Dominion Freight Line, Inc.	18,678	2,782,275
Ryder System, Inc.	14,619	1,050,522
Werner Enterprises, Inc.	12,363	464,231

		9,463,981

Trucking & Leasing — 0.2%
GATX Corp.	10,422	773,625

		85,757,740

Technology — 9.7%
Computers — 2.6%
Convergys Corp.	24,962	610,071
Fortinet, Inc. (a)	39,557	2,469,544
Leidos Holdings, Inc.	39,062	2,304,658
Lumentum Holdings, Inc. (a)	17,227	997,443
MAXIMUS, Inc.	17,950	1,114,875
NCR Corp. (a)	32,584	976,868
NetScout Systems, Inc. (a)	21,836	648,529
Perspecta, Inc.	38,746	796,230
Science Applications International Corp.	11,515	931,909
Teradata Corp. (a)	33,130	1,330,170
VeriFone Systems, Inc. (a)	30,584	697,927

		12,878,224

Office & Business Equipment — 0.5%
Pitney Bowes, Inc.	51,249	439,204
Zebra Technologies Corp. Class A (a)	14,620	2,094,315

		2,533,519

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.0%
Cirrus Logic, Inc. (a)	16,694	$639,881
Cypress Semiconductor Corp.	98,098	1,528,367
Integrated Device Technology, Inc. (a)	35,381	1,127,946
MKS Instruments, Inc.	14,971	1,432,724
Monolithic Power Systems, Inc.	10,628	1,420,645
Silicon Laboratories, Inc. (a)	11,830	1,178,268
Synaptics, Inc. (a)	9,440	475,493
Teradyne, Inc.	52,371	1,993,764

		9,797,088

Software — 4.6%
ACI Worldwide, Inc. (a)	31,868	786,183
Acxiom Corp. (a)	21,070	631,046
Allscripts Healthcare Solutions, Inc. (a)	48,966	587,592
Blackbaud, Inc.	13,282	1,360,741
CDK Global, Inc.	33,855	2,202,268
CommVault Systems, Inc. (a)	11,570	761,884
The Dun & Bradstreet Corp.	10,169	1,247,228
Fair Isaac Corp. (a)	8,187	1,582,711
j2 Global, Inc.	13,505	1,169,668
Jack Henry & Associates, Inc.	21,149	2,756,984
Manhattan Associates, Inc. (a)	18,410	865,454
Medidata Solutions, Inc. (a)	16,275	1,311,114
PTC, Inc. (a)	31,585	2,962,989
Tyler Technologies, Inc. (a)	9,738	2,162,810
The Ultimate Software Group, Inc. (a)	7,960	2,048,188

		22,436,860

		47,645,691

Utilities — 4.8%
Electric — 1.9%
ALLETE, Inc.	14,031	1,086,140
Black Hills Corp.	14,754	903,092
Hawaiian Electric Industries, Inc.	29,662	1,017,407
IDACORP, Inc.	13,712	1,264,795
MDU Resources Group, Inc.	53,569	1,536,359
NorthWestern Corp.	13,689	783,695
OGE Energy Corp.	54,679	1,925,247
PNM Resources, Inc.	21,689	843,702

		9,360,437

Gas — 2.5%
Atmos Energy Corp.	30,472	2,746,746
National Fuel Gas Co.	23,587	1,249,168
New Jersey Resources Corp.	23,874	1,068,361
ONE Gas, Inc.	14,474	1,081,787
Southwest Gas Holdings, Inc.	13,159	1,003,637
UGI Corp.	47,477	2,472,127
Vectren Corp.	22,766	1,626,631
WGL Holdings, Inc.	13,992	1,241,790

		12,490,247

	Number of Shares	Value
Water — 0.4%
Aqua America, Inc.	48,909	$1,720,619

		23,571,303

TOTAL COMMON STOCK (Cost $415,328,968)		482,177,443

TOTAL EQUITIES (Cost $415,328,968)		482,177,443

MUTUAL FUNDS — 3.4%
Diversified Financial Services — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)	16,845,998	16,845,998

TOTAL MUTUAL FUNDS (Cost $16,845,998)		16,845,998

TOTAL LONG-TERM INVESTMENTS (Cost $432,174,966)		499,023,441

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$8,197,899	8,197,899

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/19/18 (e)	905,000	904,257

TOTAL SHORT-TERM INVESTMENTS (Cost $9,102,149)		9,102,156

TOTAL INVESTMENTS — 103.4% (Cost $441,277,115) (f)		508,125,597

Other Assets/(Liabilities) — (3.4)%		(16,677,045)

NET ASSETS — 100.0%		$491,448,552

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $16,422,172 or 3.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $8,198,541. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $8,364,685.

(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P Midcap 400 E Mini Index	9/21/18	56	$11,144,730	$(190,570)

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 3.3%
Chemicals — 1.9%
A. Schulman, Inc.	3,728	$165,896
AdvanSix, Inc. (a)	4,298	157,436
AgroFresh Solutions, Inc. (a)	4,414	30,942
American Vanguard Corp.	3,983	91,410
Balchem Corp.	4,487	440,354
Codexis, Inc. (a)	7,124	102,586
CSW Industrials, Inc. (a)	2,211	116,851
Ferro Corp. (a)	11,798	245,988
GCP Applied Technologies, Inc. (a)	10,063	291,324
H.B. Fuller Co.	7,086	380,377
Hawkins, Inc.	1,320	46,662
Ingevity Corp. (a)	5,934	479,823
Innophos Holdings, Inc.	2,724	129,662
Innospec, Inc.	3,391	259,581
Intrepid Potash, Inc. (a)	13,466	55,211
KMG Chemicals, Inc.	2,056	151,692
Koppers Holdings, Inc. (a)	2,903	111,330
Kraton Corp. (a)	4,337	200,109
Kronos Worldwide, Inc.	3,226	72,682
Landec Corp. (a)	3,890	57,961
Minerals Technologies, Inc.	4,952	373,133
Oil-Dri Corp. of America	687	28,950
OMNOVA Solutions, Inc. (a)	6,126	63,710
PolyOne Corp.	11,175	482,984
PQ Group Holdings, Inc. (a)	5,118	92,124
Quaker Chemical Corp.	1,828	283,102
Rayonier Advanced Materials, Inc.	7,177	122,655
Sensient Technologies Corp.	5,968	427,010
Stepan Co.	2,837	221,314
Tronox Ltd. Class A	13,104	257,887
Valhi, Inc.	3,443	16,389

		5,957,135

Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,280	52,668
Neenah, Inc.	2,335	198,125
P.H. Glatfelter Co.	6,117	119,832
Schweitzer-Mauduit International, Inc.	4,301	188,039
Verso Corp. Class A (a)	4,826	105,014

		663,678

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	44,096	191,377
Allegheny Technologies, Inc. (a)	17,574	441,459
Carpenter Technology Corp.	6,530	343,282
Cleveland-Cliffs, Inc. (a)	41,680	351,362
Commercial Metals Co.	16,304	344,178
Ryerson Holding Corp. (a)	2,156	24,039

	Number of Shares	Value
Schnitzer Steel Industries, Inc. Class A	3,632	$122,398
Shiloh Industries, Inc. (a)	1,928	16,774
Universal Stainless & Alloy (a)	982	23,244

		1,858,113

Mining — 0.6%
Century Aluminum Co. (a)	7,024	110,628
Coeur Mining, Inc. (a)	25,970	197,372
Compass Minerals International, Inc. (b)	4,771	313,693
Covia Holdings Corp. (a) (b)	4,366	81,033
Energy Fuels, Inc. (a)	10,244	23,254
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	7,159	47,178
Hecla Mining Co.	55,656	193,683
Kaiser Aluminum Corp.	2,296	239,037
Klondex Mines Ltd. (a)	18,862	43,571
Materion Corp.	2,816	152,486
Smart Sand, Inc. (a) (b)	3,094	16,429
Tahoe Resources, Inc.	43,478	213,912
United States Lime & Minerals, Inc.	270	22,653
Uranium Energy Corp. (a) (b)	21,816	35,124
US Silica Holdings, Inc. (b)	10,964	281,665

		1,971,718

		10,450,644

Communications — 6.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A	5,171	22,235
MDC Partners, Inc. Class A (a)	8,129	37,394
Telaria, Inc. (a)	6,143	24,818
Yext, Inc. (a) (b)	11,362	219,741

		304,188

Internet — 2.6%
1-800-Flowers.com, Inc. Class A (a)	3,834	48,117
8x8, Inc. (a)	12,714	254,916
Blucora, Inc. (a)	6,567	242,979
Boingo Wireless, Inc. (a)	5,677	128,243
Cardlytics, Inc. (a) (b)	756	16,451
Cargurus, Inc. (a) (b)	6,881	239,046
Cars.com, Inc. (a)	10,147	288,073
Carvana Co. (a)	3,988	165,901
ChannelAdvisor Corp. (a)	3,719	52,252
Chegg, Inc. (a)	14,899	414,043
Cogent Communications Holdings, Inc.	5,860	312,924
eGain Corp. (a)	2,473	37,342
Endurance International Group Holdings, Inc. (a)	9,819	97,699

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ePlus, Inc. (a)	1,904	$179,166
Etsy, Inc. (a)	16,723	705,543
Groupon, Inc. (a)	61,710	265,353
HealthStream, Inc.	3,633	99,217
Imperva, Inc. (a)	4,876	235,267
Internap Corp. (a)	2,901	30,228
Lands’ End, Inc. (a) (b)	1,468	40,957
Leaf Group Ltd. (a)	2,288	24,825
Liberty Expedia Holdings, Inc. Class A (a)	7,620	334,823
Limelight Networks, Inc. (a)	15,015	67,117
Liquidity Services, Inc. (a)	3,875	25,381
Livexlive Media, Inc. (a)	662	3,820
The Meet Group, Inc. (a)	9,829	44,034
New Media Investment Group, Inc.	8,354	154,382
NIC, Inc.	9,008	140,074
Overstock.com, Inc. (a) (b)	2,900	97,585
Perficient, Inc. (a)	4,743	125,073
Q2 Holdings, Inc. (a)	5,123	292,267
QuinStreet, Inc. (a)	5,318	67,539
Quotient Technology, Inc. (a)	11,163	146,235
Rapid7, Inc. (a)	5,043	142,314
Remark Holdings, Inc. (a) (b)	3,816	14,921
Shutterfly, Inc. (a)	4,621	416,029
Shutterstock, Inc. (a)	2,633	124,962
Stamps.com, Inc. (a)	2,429	614,658
TechTarget, Inc. (a)	2,838	80,599
The Trade Desk, Inc. Class A (a)	4,410	413,658
Travelzoo (a)	670	11,457
TrueCar, Inc. (a)	12,800	129,152
Tucows, Inc. Class A (a) (b)	1,331	80,725
VirnetX Holding Corp. (a) (b)	7,226	24,568
Web.com Group, Inc. (a)	5,649	146,027
XO Group, Inc. (a)	3,407	109,024
Yelp, Inc. (a)	11,353	444,811
Zix Corp. (a)	7,307	39,385
Zscaler, Inc. (a) (b)	1,949	69,677

		8,238,839

Media — 1.3%
Beasley Broadcasting Group, Inc. Class A	641	7,179
Central European Media Enterprises Ltd. Class A (a)	12,088	50,165
Daily Journal Corp. (a) (b)	153	35,221
The E.W. Scripps Co. Class A	6,389	85,549
Entercom Communications Corp. Class A (b)	17,919	135,288
Entravision Communications Corp. Class A	8,799	43,995
Gannett Co., Inc.	15,863	169,734
Gray Television, Inc. (a)	11,139	175,996
Hemisphere Media Group, Inc. (a)	2,552	33,431

	Number of Shares	Value
Houghton Mifflin Harcourt Co. (a)	14,505	$110,963
Liberty Media Corp-Liberty Braves Class A (a)	1,345	34,580
Liberty Media Corp-Liberty Braves Class C (a)	4,993	129,119
Meredith Corp. (b)	5,521	281,571
MSG Networks, Inc. Class A (a)	8,384	200,797
The New York Times Co. Class A	18,391	476,327
Nexstar Media Group, Inc. Class A	6,267	459,998
Pandora Media, Inc. (a)	35,851	282,506
Saga Communications, Inc. Class A	507	19,519
Scholastic Corp.	3,955	175,246
Sinclair Broadcast Group, Inc. Class A	10,091	324,426
TEGNA, Inc.	30,362	329,428
tronc, Inc. (a)	2,414	41,714
Value Line, Inc.	118	2,797
WideOpenWest, Inc. (a) (b)	4,284	41,383
World Wrestling Entertainment, Inc. Class A	5,908	430,221

		4,077,153

Telecommunications — 2.2%
A10 Networks, Inc. (a)	6,871	42,806
Acacia Communications, Inc. (a)	3,828	133,253
ADTRAN, Inc.	6,616	98,248
Aerohive Networks, Inc. (a)	4,513	17,917
ATN International, Inc.	1,486	78,416
CalAmp Corp. (a)	4,892	114,620
Calix, Inc. (a)	6,241	48,680
Casa Systems, Inc. (a)	2,027	33,101
Ciena Corp. (a)	20,053	531,605
Cincinnati Bell, Inc. (a)	5,870	92,159
Clearfield, Inc. (a)	1,569	17,337
Comtech Telecommunications Corp.	3,232	103,036
Consolidated Communications Holdings, Inc. (b)	9,814	121,301
DASAN Zhone Solutions, Inc. (a)	822	8,023
Extreme Networks, Inc. (a)	16,060	127,838
Finisar Corp. (a)	16,076	289,368
Frontier Communications Corp. (b)	11,075	59,362
Fusion Connect, Inc. (a) (b)	2,917	11,493
Gogo, Inc. (a) (b)	8,034	39,045
GTT Communications, Inc. (a) (b)	4,886	219,870
Harmonic, Inc. (a)	11,649	49,508
Hawaiian Telcom Holdco, Inc. (a)	826	23,888
HC2 Holdings, Inc. (a)	5,776	33,790
Infinera Corp. (a)	20,868	207,219
Intelsat SA (a)	5,585	93,046
InterDigital, Inc.	4,842	391,718
Iridium Communications, Inc. (a) (b)	13,431	216,239
KVH Industries, Inc. (a)	2,320	31,088
Liberty Latin America Ltd. Class A (a)	6,081	116,269
Liberty Latin America Ltd. Class C (a)	15,915	308,433

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Loral Space & Communications, Inc. (a)	1,815	$68,244
Maxar Technologies Ltd. (b)	7,928	400,522
NeoPhotonics Corp. (a) (b)	4,999	31,144
NETGEAR, Inc. (a)	4,372	273,250
NII Holdings, Inc. (a)	12,428	48,469
Oclaro, Inc. (a)	23,550	210,301
Ooma, Inc. (a)	2,636	37,299
ORBCOMM, Inc. (a)	10,226	103,283
Plantronics, Inc.	4,638	353,647
Preformed Line Products Co.	427	37,909
Quantenna Communications, Inc. (a)	4,647	72,214
RigNet, Inc. (a)	1,899	19,560
Shenandoah Telecommunications Co.	6,534	213,662
Spok Holdings, Inc.	2,545	38,302
ViaSat, Inc. (a) (b)	7,663	503,612
Viavi Solutions, Inc. (a)	31,807	325,704
Vonage Holdings Corp. (a)	30,939	398,804
Windstream Holdings, Inc. (b)	5,709	30,086

		6,824,688

		19,444,868

Consumer, Cyclical — 12.2%
Airlines — 0.4%
Allegiant Travel Co.	1,805	250,805
Hawaiian Holdings, Inc.	7,056	253,663
SkyWest, Inc.	7,132	370,151
Spirit Airlines, Inc. (a)	9,606	349,178

		1,223,797

Apparel — 0.6%
Crocs, Inc. (a)	9,540	167,999
Deckers Outdoor Corp. (a)	4,461	503,602
Oxford Industries, Inc.	2,341	194,256
Perry Ellis International, Inc. (a)	1,838	49,939
Rocky Brands, Inc.	954	28,620
Steven Madden Ltd.	8,104	430,322
Superior Group of Cos, Inc.	1,295	26,820
Unifi, Inc. (a)	2,183	69,201
Weyco Group, Inc.	835	30,394
Wolverine World Wide, Inc.	12,922	449,298

		1,950,451

Auto Manufacturers — 0.2%
Blue Bird Corp. (a) (b)	2,041	45,616
Navistar International Corp. (a)	6,887	280,439
REV Group, Inc. (b)	4,253	72,343
Wabash National Corp.	8,009	149,448

		547,846

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	15,604	242,798
Commercial Vehicle Group, Inc. (a)	4,234	31,078

	Number of Shares	Value
Cooper Tire & Rubber Co.	7,053	$185,494
Cooper-Standard Holding, Inc. (a)	2,517	328,896
Dana, Inc.	20,491	413,713
Dorman Products, Inc. (a)	3,765	257,187
Douglas Dynamics, Inc.	3,111	149,328
Gentherm, Inc. (a)	5,151	202,434
Meritor, Inc. (a)	11,786	242,438
Miller Industries, Inc.	1,515	38,708
Modine Manufacturing Co. (a)	6,944	126,728
Motorcar Parts of America, Inc. (a) (b)	2,593	48,515
Spartan Motors, Inc.	4,747	71,680
Standard Motor Products, Inc.	2,963	143,232
Superior Industries International, Inc.	3,437	61,522
Tenneco, Inc.	7,126	313,259
Titan International, Inc.	7,034	75,475
Tower International, Inc.	2,788	88,659

		3,021,144

Distribution & Wholesale — 0.7%
Anixter International, Inc. (a)	4,125	261,112
BlueLinx Holdings, Inc. (a)	1,247	46,800
Castle Brands, Inc. (a)	12,891	15,340
Core-Mark Holding Co., Inc.	6,399	145,257
EnviroStar, Inc.	521	20,996
Essendant, Inc.	5,129	67,805
Fossil Group, Inc. (a)	6,385	171,565
G-III Apparel Group Ltd. (a)	6,083	270,085
H&E Equipment Services, Inc.	4,454	167,515
Nexeo Solutions, Inc. (a)	4,597	41,971
ScanSource, Inc. (a)	3,525	142,058
SiteOne Landscape Supply, Inc. (a)	5,592	469,560
Systemax, Inc.	1,711	58,739
Titan Machinery, Inc. (a)	2,556	39,746
Triton International Ltd.	7,321	224,462
Veritiv Corp. (a)	1,610	64,159

		2,207,170

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	7,296	116,006
Churchill Downs, Inc.	1,648	488,632
Eldorado Resorts, Inc. (a) (b)	9,215	360,307
Empire Resorts, Inc. (a) (b)	459	9,088
Eros International PLC (a) (b)	4,476	58,188
Golden Entertainment, Inc. (a)	2,580	69,634
IMAX Corp. (a)	7,694	170,422
International Speedway Corp. Class A	3,390	151,533
Marriott Vacations Worldwide Corp.	3,005	339,445
National CineMedia, Inc.	10,804	90,754
Penn National Gaming, Inc. (a)	11,975	402,240
Pinnacle Entertainment, Inc. (a)	7,313	246,667
RCI Hospitality Holdings, Inc.	1,238	39,183
Reading International, Inc. Series A (a)	2,302	36,717
Red Rock Resorts, Inc. Class A	9,731	325,989

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scientific Games Corp. Class A (a)	7,693	$378,111
SeaWorld Entertainment, Inc. (a)	7,684	167,665
Speedway Motorsports, Inc.	1,615	28,036

		3,478,617

Home Builders — 0.9%
AV Homes, Inc. (a)	1,679	35,931
Beazer Homes USA, Inc. (a)	4,416	65,136
Cavco Industries, Inc. (a)	1,197	248,557
Century Communities, Inc. (a)	3,601	113,611
Green Brick Partners, Inc. (a)	3,472	34,026
Hovnanian Enterprises, Inc. Class A (a)	17,764	28,955
Installed Building Products, Inc. (a)	3,074	173,835
KB Home	12,021	327,452
LGI Homes, Inc. (a) (b)	2,588	149,405
M.D.C. Holdings, Inc.	6,341	195,112
M/I Homes, Inc. (a)	3,871	102,504
Meritage Home Corp. (a)	5,420	238,209
The New Home Co., Inc. (a)	1,743	17,378
PICO Holdings, Inc.	2,960	34,484
Skyline Champion Corp.	962	33,708
Taylor Morrison Home Corp. Class A (a)	15,692	326,080
TRI Pointe Group, Inc. (a)	21,178	346,472
William Lyon Homes Class A (a)	4,433	102,846
Winnebago Industries, Inc.	4,323	175,514

		2,749,215

Home Furnishing — 0.3%
Daktronics, Inc.	5,122	43,588
Ethan Allen Interiors, Inc.	3,445	84,403
Flexsteel Industries, Inc.	1,022	40,778
Hamilton Beach Brands Holding Co. Class A	901	26,174
Hooker Furniture Corp.	1,617	75,837
iRobot Corp. (a) (b)	3,790	287,169
Purple Innovation, Inc. (a)	610	5,185
Roku, Inc. (a)	6,065	258,490
Sleep Number Corp. (a)	5,096	147,886
Universal Electronics, Inc. (a)	1,946	64,315

		1,033,825

Housewares — 0.1%
Lifetime Brands, Inc.	1,736	21,960
Tupperware Brands Corp.	7,180	296,103

		318,063

Leisure Time — 0.8%
Acushnet Holdings Corp.	4,836	118,289
Callaway Golf Co.	13,135	249,171
Camping World Holdings, Inc. Class A (b)	4,536	113,309
Clarus Corp. (a)	2,911	24,016
Drive Shack, Inc. (a)	8,624	66,577

	Number of Shares	Value
Escalade, Inc.	1,451	$20,459
Fox Factory Holding Corp. (a)	5,055	235,310
Johnson Outdoors, Inc. Class A	673	56,889
LCI Industries	3,422	308,493
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,213	164,429
Lindblad Expeditions Holdings, Inc. (a)	2,983	39,525
Malibu Boats, Inc. Class A (a)	2,868	120,284
Marine Products Corp.	1,141	20,287
MCBC Holdings, Inc. (a)	2,599	75,241
Nautilus, Inc. (a)	4,145	65,077
Planet Fitness, Inc. Class A (a)	12,380	543,977
Town Sports International Holdings, Inc. (a)	2,026	29,478
Vista Outdoor, Inc. (a)	8,018	124,199

		2,375,010

Lodging — 0.4%
Belmond Ltd. Class A (a)	12,546	139,888
Bluegreen Vacations Corp. (b)	1,039	24,728
Boyd Gaming Corp.	11,526	399,491
Century Casinos, Inc. (a)	3,787	33,137
ILG, Inc.	14,794	488,646
The Marcus Corp.	2,676	86,970
Monarch Casino & Resort, Inc. (a)	1,584	69,775
Red Lion Hotels Corp. (a)	2,125	24,756

		1,267,391

Office Furnishings — 0.3%
CompX International, Inc.	155	2,046
Herman Miller, Inc.	8,330	282,387
HNI Corp.	6,083	226,288
Interface, Inc.	8,243	189,177
Kimball International, Inc. Class B	4,976	80,412
Knoll, Inc.	6,789	141,279
Steelcase, Inc. Class A	11,890	160,515

		1,082,104

Retail — 5.2%
Abercrombie & Fitch Co. Class A	9,549	233,760
America’s Car-Mart, Inc. (a)	824	51,006
American Eagle Outfitters, Inc.	22,575	524,869
Asbury Automotive Group, Inc. (a)	2,858	195,916
Ascena Retail Group, Inc. (a)	24,508	97,664
At Home Group, Inc. (a)	3,717	145,521
Barnes & Noble Education, Inc. (a)	5,223	29,458
Barnes & Noble, Inc.	8,171	51,886
Bassett Furniture Industries, Inc.	1,472	40,554
Beacon Roofing Supply, Inc. (a)	9,545	406,808
Bed Bath & Beyond, Inc.	18,825	375,088
Big 5 Sporting Goods Corp.	2,770	21,052
Big Lots, Inc.	5,904	246,669
Biglari Holdings, Inc. (a)	138	25,322

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biglari Holdings, Inc. (a)	13	$12,350
BJ’s Restaurants, Inc.	2,860	171,600
Bloomin’ Brands, Inc.	11,727	235,713
BMC Stock Holdings, Inc. (a)	9,438	196,782
Bojangles’, Inc. (a)	2,380	34,272
Boot Barn Holdings, Inc. (a)	2,718	56,398
Brinker International, Inc. (b)	6,142	292,359
The Buckle, Inc. (b)	4,031	108,434
Caleres, Inc.	5,890	202,557
Cannae Holdings, Inc. (a)	9,510	176,410
Carrols Restaurant Group, Inc. (a)	4,960	73,656
The Cato Corp. Class A	3,127	76,987
The Cheesecake Factory, Inc. (b)	5,983	329,424
Chico’s FAS, Inc.	17,890	145,625
The Children’s Place, Inc.	2,237	270,230
Chuy’s Holdings, Inc. (a)	2,311	70,948
Citi Trends, Inc.	1,727	47,389
Conn’s, Inc. (a) (b)	2,750	90,750
The Container Store Group, Inc. (a)	2,380	20,016
Cracker Barrel Old Country Store, Inc. (b)	2,695	420,986
Dave & Buster’s Entertainment, Inc. (a)	5,586	265,894
Del Frisco’s Restaurant Group, Inc. (a)	2,942	37,069
Del Taco Restaurants, Inc. (a)	4,257	60,364
Denny’s Corp. (a)	8,596	136,934
Dillard’s, Inc. Class A (b)	1,651	156,019
Dine Brands Global, Inc. (b)	2,362	176,678
DSW, Inc. Class A	9,612	248,182
Duluth Holdings, Inc. Class B (a)	1,151	27,382
El Pollo Loco Holdings, Inc. (a)	3,057	34,850
Express, Inc. (a)	10,290	94,153
EZCORP, Inc. Class A (a)	7,047	84,916
Fiesta Restaurant Group, Inc. (a)	3,324	95,399
FirstCash, Inc.	6,232	559,945
Five Below, Inc. (a)	7,647	747,188
Foundation Building Materials, Inc. (a)	2,000	30,760
Francesca’s Holdings Corp. (a)	4,988	37,659
Freshpet, Inc. (a) (b)	3,670	100,741
Gaia, Inc. (a)	1,570	31,793
GameStop Corp. Class A (b)	14,032	204,446
Genesco, Inc. (a)	2,738	108,699
GMS, Inc. (a)	4,560	123,530
GNC Holdings, Inc. Class A (a) (b)	11,494	40,459
Group 1 Automotive, Inc.	2,820	177,660
Guess?, Inc.	8,060	172,484
The Habit Restaurants, Inc. Class A (a)	2,709	27,090
Haverty Furniture Cos., Inc.	2,702	58,363
Hibbett Sports, Inc. (a) (b)	2,632	60,273
Hudson Ltd. (a)	5,521	96,562
J Alexander’s Holdings, Inc. (a)	1,836	20,471
J. Jill, Inc. (a)	2,431	22,706
Jack in the Box, Inc.	4,123	350,950
JC Penney Co., Inc. (a) (b)	43,938	102,815

	Number of Shares	Value
Kirkland’s, Inc. (a)	2,185	$25,433
La-Z-Boy, Inc.	6,533	199,910
Lithia Motors, Inc. Class A	3,313	313,310
Lumber Liquidators Holdings, Inc. (a) (b)	3,982	96,962
MarineMax, Inc. (a)	3,043	57,665
Movado Group, Inc.	2,200	106,260
Nathan’s Famous, Inc.	393	36,981
National Vision Holdings, Inc. (a)	4,760	174,073
New York & Co., Inc. (a)	4,052	20,746
Noodles & Co. (a) (b)	1,774	21,820
Office Depot, Inc.	77,745	198,250
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,957	504,382
Papa John’s International, Inc. (b)	3,164	160,478
Party City Holdco, Inc. (a)	4,833	73,703
PC Connection, Inc.	1,577	52,356
PetIQ, Inc. (a) (b)	1,424	38,249
PetMed Express, Inc. (b)	2,792	122,988
Pier 1 Imports, Inc.	10,983	26,140
Potbelly Corp. (a)	3,305	42,800
PriceSmart, Inc.	3,096	280,188
Red Robin Gourmet Burgers, Inc. (a)	1,831	85,325
Regis Corp. (a)	4,928	81,509
RH (a)	2,698	376,911
Rite Aid Corp. (a)	147,325	254,872
Rush Enterprises, Inc. Class A (a)	4,180	181,328
Rush Enterprises, Inc. Class B (a)	633	27,789
Ruth’s Hospitality Group, Inc.	3,999	112,172
Sally Beauty Holdings, Inc. (a)	17,146	274,850
Sears Holdings Corp. (a) (b)	5,690	13,485
Shake Shack, Inc. Class A (a) (b)	3,450	228,321
Shoe Carnival, Inc.	1,485	48,188
Signet Jewelers Ltd.	8,262	460,606
Sonic Automotive, Inc. Class A	3,416	70,370
Sonic Corp. (b)	4,982	171,480
Sportsman’s Warehouse Holdings, Inc. (a) (b)	5,120	26,214
Tailored Brands, Inc.	6,951	177,390
Texas Roadhouse, Inc.	9,493	621,886
Tile Shop Holdings, Inc.	5,659	43,574
Tilly’s, Inc. Class A	2,028	30,724
Vera Bradley, Inc. (a)	3,169	44,493
Wingstop, Inc.	4,063	211,764
Winmark Corp.	349	51,809
World Fuel Services Corp.	9,380	191,446
Zoe’s Kitchen, Inc. (a) (b)	2,764	26,977
Zumiez, Inc. (a)	2,561	64,153

		16,401,223

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,220	291,718
Wesco Aircraft Holdings, Inc. (a)	7,649	86,051
Willscot Corp. (a) (b)	4,558	67,459

		445,228

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.1%
Culp, Inc.	1,536	$37,709
UniFirst Corp.	2,137	378,035

		415,744

Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	1,455	18,260

		38,535,088

Consumer, Non-cyclical — 21.1%
Agriculture — 0.3%
22nd Century Group, Inc. (a) (b)	16,264	40,009
Alico, Inc.	427	13,536
Alliance One International, Inc. (a)	1,173	18,592
The Andersons, Inc.	3,809	130,268
Cadiz, Inc. (a) (b)	2,990	39,169
Limoneira Co.	1,768	43,511
Tejon Ranch Co. (a)	2,949	71,661
Turning Point Brands, Inc.	1,107	35,313
Universal Corp.	3,457	228,335
Vector Group Ltd.	13,651	260,461

		880,855

Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	1,176	352,447
Celsius Holdings, Inc. (a) (b)	3,203	14,734
Coca-Cola Bottling Co. Consolidated	660	89,186
Craft Brew Alliance, Inc. (a)	1,734	35,807
Farmer Brothers Co. (a)	1,404	42,892
MGP Ingredients, Inc.	1,851	164,387
National Beverage Corp. (a) (b)	1,647	176,064
Primo Water Corp. (a)	3,797	66,410

		941,927

Biotechnology — 5.0%
Abeona Therapeutics, Inc. (a) (b)	4,315	69,040
Acceleron Pharma, Inc. (a)	5,416	262,784
Achillion Pharmaceuticals, Inc. (a)	18,900	53,487
Acorda Therapeutics, Inc. (a)	6,101	175,099
ADMA Biologics, Inc. (a)	2,648	11,942
Aduro Biotech, Inc. (a) (b)	8,980	62,860
Adverum Biotechnologies, Inc. (a)	7,618	40,375
Agenus, Inc. (a) (b)	10,790	24,493
Albireo Pharma, Inc. (a)	1,275	45,262
Alder Biopharmaceuticals, Inc. (a) (b)	8,154	128,833
Aldeyra Therapeutics, Inc. (a)	2,231	17,736
Allena Pharmaceuticals, Inc. (a)	1,623	21,148
AMAG Pharmaceuticals, Inc. (a) (b)	4,807	93,736
Amicus Therapeutics, Inc. (a) (b)	26,491	413,789
AnaptysBio, Inc. (a)	2,596	184,420
ANI Pharmaceuticals, Inc. (a)	1,136	75,885
Aratana Therapeutics, Inc. (a)	6,440	27,370
Arbutus Biopharma Corp. (a)	4,944	36,091
Arcus Biosciences, Inc. (a) (b)	724	8,862
Ardelyx, Inc. (a)	4,918	18,197

	Number of Shares	Value
Arena Pharmaceuticals, Inc. (a)	6,947	$302,889
Arqule, Inc. (a)	12,149	67,184
Arrowhead Pharmaceuticals, Inc. (a) (b)	12,181	165,662
Arsanis, Inc. (a) (b)	644	2,338
Assembly Biosciences, Inc. (a)	2,375	93,124
Atara Biotherapeutics, Inc. (a) (b)	5,690	209,107
Athersys, Inc. (a) (b)	15,869	31,262
Audentes Therapeutics, Inc. (a)	4,481	171,219
AVEO Pharmaceuticals, Inc. (a) (b)	14,227	32,153
Avid Bioservices, Inc. (a)	7,093	27,805
Bellicum Pharmaceuticals, Inc. (a)	5,576	41,151
BioCryst Pharmaceuticals, Inc. (a)	13,796	79,051
Biohaven Pharmaceutical Holding Co. Ltd. (a) (b)	3,826	151,204
BioTime, Inc. (a) (b)	12,066	24,856
Blueprint Medicines Corp. (a)	5,787	367,359
Calyxt, Inc. (a)	663	12,378
Cambrex Corp. (a)	4,606	240,894
CASI Pharmaceuticals, Inc. (a) (b)	6,983	57,470
Celcuity, Inc. (a)	815	20,228
Cellular Biomedicine Group, Inc. (a)	1,625	31,769
ChemoCentryx, Inc. (a)	3,068	40,406
ChromaDex Corp. (a) (b)	5,388	19,989
Clearside Biomedical, Inc. (a)	3,911	41,809
Cohbar, Inc. (a)	3,125	20,469
Corium International, Inc. (a) (b)	3,742	29,973
Corvus Pharmaceuticals, Inc. (a) (b)	1,943	21,334
CTI BioPharma Corp. (a)	7,151	35,612
Cue Biopharma, Inc. (a) (b)	2,478	29,389
Cymabay Therapeutics, Inc. (a) (b)	8,245	110,648
Cytokinetics, Inc. (a)	6,437	53,427
CytomX Therapeutics, Inc. (a)	5,396	123,353
Deciphera Pharmaceuticals, Inc. (a)	1,065	41,908
Denali Therapeutics, Inc. (a) (b)	2,430	37,058
Dermira, Inc. (a)	4,872	44,822
Dicerna Pharmaceuticals, Inc. (a)	6,214	76,121
Dynavax Technologies Corp. (a)	8,724	133,041
Editas Medicine, Inc. (a)	6,387	228,846
Eloxx Pharmaceuticals, Inc. (a)	3,010	51,381
Emergent BioSolutions, Inc. (a)	6,227	314,401
Endocyte, Inc. (a)	9,095	125,511
Enzo Biochem, Inc. (a)	5,946	30,860
Epizyme, Inc. (a)	7,324	99,240
Esperion Therapeutics, Inc. (a) (b)	3,202	125,486
Evelo Biosciences, Inc. (a)	751	8,862
Fate Therapeutics, Inc. (a) (b)	6,970	79,040
FibroGen, Inc. (a)	10,463	654,984
Five Prime Therapeutics, Inc. (a)	4,579	72,394
Fortress Biotech, Inc. (a) (b)	4,680	13,946
Foundation Medicine, Inc. (a)	2,138	292,265
Geron Corp. (a) (b)	22,279	76,417
GlycoMimetics, Inc. (a)	4,705	75,892
GTx, Inc. (a) (b)	644	9,860

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halozyme Therapeutics, Inc. (a)	17,464	$294,618
Harvard Bioscience, Inc. (a)	4,917	26,306
Helius Medical Technologies, Inc. (a)	2,284	21,744
Homology Medicines, Inc. (a) (b)	1,463	29,845
Idera Pharmaceuticals, Inc. (a)	21,498	28,377
ImmunoGen, Inc. (a)	17,934	174,498
Immunomedics, Inc. (a)	18,444	436,569
Innovate Biopharmaceuticals, Inc. (a) (b)	2,588	60,999
Innoviva, Inc. (a)	9,644	133,087
Inovio Pharmaceuticals, Inc. (a) (b)	11,745	46,040
Insmed, Inc. (a)	10,717	253,457
Intellia Therapeutics, Inc. (a) (b)	4,650	127,224
Intercept Pharmaceuticals, Inc. (a)	3,065	257,184
Intrexon Corp. (a) (b)	9,727	135,594
Iovance Biotherapeutics, Inc. (a)	11,499	147,187
Karyopharm Therapeutics, Inc. (a)	6,783	115,243
Kura Oncology, Inc. (a)	3,478	63,300
Lexicon Pharmaceuticals, Inc. (a) (b)	6,014	72,168
Ligand Pharmaceuticals, Inc. (a)	2,928	606,594
Loxo Oncology, Inc. (a)	3,716	644,652
MacroGenics, Inc. (a)	5,487	113,307
Marrone Bio Innovations, Inc. (a)	7,629	14,037
The Medicines Co. (a)	9,636	353,641
Menlo Therapeutics, Inc. (a)	901	7,316
Molecular Templates, Inc. (a)	1,267	6,626
Momenta Pharmaceuticals, Inc. (a)	10,739	219,613
Mustang Bio, Inc. (a)	2,335	16,088
Myriad Genetics, Inc. (a)	9,182	343,131
NantKwest, Inc. (a) (b)	4,028	12,326
NeoGenomics, Inc. (a)	7,839	102,769
NewLink Genetics Corp. (a) (b)	4,003	19,054
Novavax, Inc. (a) (b)	53,350	71,489
Nymox Pharmaceutical Corp. (a) (b)	4,516	15,174
Omeros Corp. (a) (b)	6,412	116,314
Organovo Holdings, Inc. (a) (b)	15,330	21,462
Ovid therapeutics, Inc. (a) (b)	1,691	13,190
Pacific Biosciences of California, Inc. (a) (b)	17,052	60,535
Palatin Technologies, Inc. (a)	27,464	26,635
Paratek Pharmaceuticals, Inc. (a) (b)	4,406	44,941
PDL BioPharma, Inc. (a)	21,022	49,191
Pfenex, Inc. (a)	2,990	16,176
Pieris Pharmaceuticals, Inc. (a)	7,270	36,859
PolarityTE, Inc. (a) (b)	1,214	28,578
Prothena Corp. PLC (a)	5,624	81,998
PTC Therapeutics, Inc. (a)	6,336	213,713
Puma Biotechnology, Inc. (a)	4,076	241,095
Radius Health, Inc. (a) (b)	5,663	166,889
REGENXBIO, Inc. (a)	4,000	287,000
resTORbio, Inc. (a) (b)	926	8,473
Retrophin, Inc. (a)	5,595	152,520
Rigel Pharmaceuticals, Inc. (a)	23,092	65,350
RTI Surgical, Inc. (a)	7,974	36,680

	Number of Shares	Value
Sangamo Therapeutics, Inc. (a)	14,193	$201,541
Savara, Inc. (a)	3,498	39,597
Selecta Biosciences, Inc. (a) (b)	2,520	33,390
Senseonics Holdings, Inc. (a)	9,303	38,235
Seres Therapeutics, Inc. (a) (b)	2,788	23,977
Sienna Biopharmaceuticals, Inc. (a) (b)	2,096	31,838
Solid Biosciences, Inc. (a) (b)	1,273	45,357
Spark Therapeutics, Inc. (a) (b)	4,402	364,310
Spectrum Pharmaceuticals, Inc. (a)	13,858	290,464
Stemline Therapeutics, Inc. (a)	3,881	62,290
Surface Oncology, Inc. (a)	1,017	16,587
Syndax Pharmaceuticals, Inc. (a)	2,076	14,574
Synlogic, Inc. (a)	2,157	21,203
Theravance Biopharma, Inc. (a) (b)	5,997	136,012
Tocagen, Inc. (a) (b)	2,478	23,145
Ultragenyx Pharmaceutical, Inc. (a)	6,580	505,805
UNITY Biotechnology, Inc. (a) (b)	707	10,647
Unum Therapeutics, Inc. (a)	497	7,132
Veracyte, Inc. (a)	3,462	32,335
Verastem, Inc. (a)	7,397	50,891
Vericel Corp. (a)	5,162	50,071
Viking Therapeutics, Inc. (a)	6,093	57,823
WaVe Life Sciences Ltd. (a)	2,466	94,324
XOMA Corp. (a)	799	16,683
ZIOPHARM Oncology, Inc. (a) (b)	18,241	55,088
Zomedica Pharmaceuticals Corp. (a) (b)	5,538	12,461

		15,891,892

Commercial Services — 4.6%
Aaron’s, Inc.	9,855	428,200
ABM Industries, Inc.	9,266	270,382
Acacia Research Corp. (a)	6,850	28,428
Adtalem Global Education, Inc. (a)	8,383	403,222
Alarm.com Holdings, Inc. (a)	4,312	174,119
American Public Education, Inc. (a)	2,251	94,767
AMN Healthcare Services, Inc. (a)	6,607	387,170
ASGN, Inc. (a)	7,104	555,462
Avis Budget Group, Inc. (a)	9,590	311,675
Barrett Business Services, Inc.	1,001	96,667
BG Staffing, Inc.	901	20,948
The Brink’s Co.	7,039	561,360
CAI International, Inc. (a)	2,559	59,471
Cambium Learning Group, Inc. (a)	2,064	23,014
Capella Education Co.	1,620	159,894
Cardtronics PLC Class A (a)	5,554	134,296
Care.com, Inc. (a)	2,725	56,898
Career Education Corp. (a)	9,515	153,858
Carriage Services, Inc.	2,057	50,499
CBIZ, Inc. (a)	7,229	166,267
Cimpress NV (a)	3,083	446,912
Corvel Corp. (a)	1,269	68,526

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRA International, Inc.	1,088	$55,368
Cross Country Healthcare, Inc. (a)	5,065	56,981
Deluxe Corp.	6,688	442,812
Emerald Expositions Events, Inc.	3,476	71,606
Ennis, Inc.	3,416	69,516
Everi Holdings, Inc. (a)	9,165	65,988
EVERTEC, Inc.	8,528	186,337
Forrester Research, Inc.	1,411	59,191
Franklin Covey Co. (a)	1,415	34,738
FTI Consulting, Inc. (a)	5,257	317,943
Great Lakes Dredge & Dock Corp. (a)	8,272	43,428
Green Dot Corp. Class A (a)	6,680	490,245
The Hackett Group, Inc.	3,378	54,284
Healthcare Services Group, Inc. (b)	10,374	448,053
HealthEquity, Inc. (a)	7,578	569,108
Heidrick & Struggles International, Inc.	2,614	91,490
Herc Holdings, Inc. (a)	3,363	189,471
Hertz Global Holdings, Inc. (a)	7,676	117,750
HMS Holdings Corp. (a)	11,557	249,862
Huron Consulting Group, Inc. (a)	3,097	126,667
ICF International, Inc.	2,532	179,899
Information Services Group, Inc. (a)	4,938	20,246
Insperity, Inc.	5,365	511,016
K12, Inc. (a)	5,285	86,515
Kelly Services, Inc. Class A	4,380	98,331
Kforce, Inc.	3,255	111,647
Korn/Ferry International	7,910	489,866
Laureate Education, Inc. Class A (a)	7,061	101,184
LSC Communications, Inc.	4,892	76,609
Matthews International Corp. Class A	4,370	256,956
McGrath RentCorp	3,375	213,536
Medifast, Inc.	1,636	262,022
MoneyGram International, Inc. (a)	4,194	28,058
Monro, Inc. (b)	4,456	258,894
National Research Corp. Class A	1,545	57,783
Navigant Consulting, Inc. (a)	6,290	139,261
Nutrisystem, Inc.	4,156	160,006
Paylocity Holding Corp. (a)	4,056	238,736
PFSweb, Inc. (a)	2,129	20,694
PRGX Global, Inc. (a)	2,889	28,023
Quad/Graphics, Inc.	4,597	95,756
Reis, Inc.	1,207	26,313
Rent-A-Center, Inc.	6,209	91,396
Resources Connection, Inc.	4,123	69,679
RR Donnelley & Sons Co.	9,899	57,018
SEACOR Marine Holdings, Inc. (a)	2,227	51,421
ServiceSource International, Inc. (a)	10,818	42,623
Sotheby’s (a)	5,225	283,926
SP Plus Corp. (a)	3,173	118,036
Strayer Education, Inc.	1,509	170,532
Team, Inc. (a) (b)	4,084	94,340
Textainer Group Holdings Ltd. (a)	3,846	61,151
Travelport Worldwide Ltd.	17,563	325,618

	Number of Shares	Value
TriNet Group, Inc. (a)	6,107	$341,626
TrueBlue, Inc. (a)	5,743	154,774
Vectrus, Inc. (a)	1,593	49,096
Viad Corp.	2,852	154,721
Weight Watchers International, Inc. (a)	5,394	545,333
Willdan Group, Inc. (a)	1,076	33,324

		14,498,838

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	7,555	381,225
elf Beauty, Inc. (a)	3,118	47,518
Inter Parfums, Inc.	2,437	130,380
Revlon, Inc. Class A (a) (b)	1,141	20,025

		579,148

Foods — 1.4%
B&G Foods, Inc. (b)	9,198	275,020
Cal-Maine Foods, Inc. (a)	4,364	200,089
Calavo Growers, Inc. (b)	2,212	212,684
The Chefs’ Warehouse, Inc. (a)	3,041	86,669
Darling Ingredients, Inc. (a)	22,941	456,067
Dean Foods Co.	12,763	134,139
Fresh Del Monte Produce, Inc.	4,257	189,649
Hostess Brands, Inc. (a)	13,806	187,762
Ingles Markets, Inc. Class A	1,962	62,392
J&J Snack Foods Corp.	2,103	320,644
John B Sanfilippo & Son, Inc.	1,212	90,233
Lancaster Colony Corp.	2,643	365,844
Performance Food Group Co. (a)	14,258	523,269
Sanderson Farms, Inc.	2,857	300,414
Seneca Foods Corp. Class A (a)	984	26,568
The Simply Good Foods Co. (a)	8,429	121,715
Smart & Final Stores, Inc. (a)	3,169	17,588
SpartanNash Co.	5,028	128,315
SUPERVALU, Inc. (a) (b)	5,403	110,870
Tootsie Roll Industries, Inc. (b)	2,333	71,973
United Natural Foods, Inc. (a)	7,055	300,966
Village Super Market, Inc. Class A	1,129	33,260
Weis Markets, Inc.	1,310	69,875

		4,286,005

Health Care – Products — 3.5%
Abaxis, Inc.	3,069	254,758
Accelerate Diagnostics, Inc. (a)	3,670	81,841
Accuray, Inc. (a)	11,540	47,314
AngioDynamics, Inc. (a)	5,153	114,603
AtriCure, Inc. (a)	4,693	126,946
Atrion Corp.	200	119,880
Avanos Medical, Inc. (a)	6,561	375,617
AxoGen, Inc. (a)	4,664	234,366
BioTelemetry, Inc. (a)	4,543	204,435
Cardiovascular Systems, Inc. (a)	4,544	146,953
CareDx, Inc. (a)	4,523	55,362

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerus Corp. (a)	18,115	$120,827
CONMED Corp.	3,529	258,323
CryoLife, Inc. (a)	4,979	138,665
Cutera, Inc. (a)	1,873	75,482
CytoSorbents Corp. (a) (b)	3,971	45,269
Endologix, Inc. (a)	11,769	66,613
FONAR Corp. (a)	822	21,824
GenMark Diagnostics, Inc. (a)	7,412	47,289
Genomic Health, Inc. (a)	2,895	145,908
Glaukos Corp. (a) (b)	4,620	187,757
Globus Medical, Inc. Class A (a)	10,028	506,013
Haemonetics Corp. (a)	7,519	674,304
Inogen, Inc. (a)	2,468	459,862
Inspire Medical Systems, Inc. (a) (b)	1,095	39,048
Integer Holdings Corp. (a)	4,354	281,486
Intersect ENT, Inc. (a)	4,145	155,230
Invacare Corp.	4,609	85,727
iRadimed Corp. (a)	490	10,168
iRhythm Technologies, Inc. (a)	3,325	269,757
K2M Group Holdings, Inc. (a)	5,782	130,095
Lantheus Holdings, Inc. (a)	5,199	75,645
LeMaitre Vascular, Inc.	2,205	73,823
LivaNova PLC (a)	6,815	680,273
Luminex Corp.	5,803	171,363
Meridian Bioscience, Inc.	5,848	92,983
Merit Medical Systems, Inc. (a)	6,871	351,795
MiMedx Group, Inc. (a) (b)	14,765	94,348
NanoString Technologies, Inc. (a)	3,043	41,628
Natus Medical, Inc. (a)	4,511	155,630
Nevro Corp. (a)	4,074	325,309
Novocure Ltd. (a)	10,054	314,690
NuVasive, Inc. (a)	7,196	375,056
Nuvectra Corp. (a)	1,946	39,951
NxStage Medical, Inc. (a)	9,201	256,708
OraSure Technologies, Inc. (a)	8,423	138,727
Orthofix International NV (a)	2,448	139,095
OrthoPediatrics Corp. (a) (b)	970	25,841
Oxford Immunotec Global PLC (a)	3,502	45,141
Patterson Cos., Inc.	11,476	260,161
Pulse Biosciences, Inc. (a)	1,488	22,528
Quanterix Corp. (a)	695	9,980
Quidel Corp. (a)	4,589	305,168
Repligen Corp. (a)	5,472	257,403
Rockwell Medical, Inc. (a) (b)	6,384	31,473
SeaSpine Holdings Corp. (a)	1,629	20,558
Sientra, Inc. (a)	3,246	63,329
STAAR Surgical Co. (a)	5,825	180,575
Surmodics, Inc. (a)	1,837	101,402
Tactile Systems Technology, Inc. (a)	2,426	126,152
Tandem Diabetes Care, Inc. (a) (b)	6,243	137,471
TransEnterix, Inc. (a) (b)	21,825	95,157
Utah Medical Products, Inc.	472	51,991
Varex Imaging Corp. (a)	5,344	198,209

	Number of Shares	Value
ViewRay, Inc. (a) (b)	6,930	$47,956
Wright Medical Group NV (a)	14,846	385,402

		11,174,643

Health Care – Services — 1.6%
AAC Holdings, Inc. (a) (b)	1,879	17,606
Addus HomeCare Corp. (a)	1,083	62,002
Amedisys, Inc. (a)	4,003	342,096
American Renal Associates Holdings, Inc. (a)	1,830	28,859
Apollo Medical Holdings, Inc. (a)	3,467	89,657
Brookdale Senior Living, Inc. (a)	26,165	237,840
Capital Senior Living Corp. (a)	3,318	35,403
Civitas Solutions, Inc. (a)	2,347	38,491
Community Health Systems, Inc. (a) (b)	11,991	39,810
The Ensign Group, Inc.	6,896	247,015
Evolus, Inc. (a) (b)	710	19,873
Genesis Healthcare, Inc. (a) (b)	7,826	17,921
Invitae Corp. (a)	8,937	65,687
Kindred Healthcare, Inc. (a)	12,413	111,717
LHC Group, Inc. (a)	4,323	370,006
LifePoint Health, Inc. (a)	4,973	242,682
Magellan Health, Inc. (a)	3,445	330,548
Medpace Holdings, Inc. (a)	1,667	71,681
Natera, Inc. (a)	4,121	77,557
National HealthCare Corp.	1,699	119,576
Optinose, Inc. (a)	2,251	62,983
The Providence Service Corp. (a)	1,586	124,580
Quorum Health Corp. (a)	3,984	19,920
RadNet, Inc. (a)	5,544	83,160
Select Medical Holdings Corp. (a)	15,172	275,372
Surgery Partners, Inc. (a)	2,516	37,488
Syneos Health, Inc. (a)	7,832	367,321
Teladoc, Inc. (a)	8,682	503,990
Tenet Healthcare Corp. (a)	11,714	393,239
Tivity Health, Inc. (a)	5,595	196,944
Triple-S Management Corp. Class B (a)	3,111	121,516
U.S. Physical Therapy, Inc.	1,744	167,424

		4,919,964

Household Products & Wares — 0.4%
Acco Brands Corp.	14,874	206,005
Central Garden & Pet Co. (a)	1,443	62,742
Central Garden & Pet Co. Class A (a)	4,996	202,188
Helen of Troy Ltd. (a)	3,737	367,908
T2 Biosystems, Inc. (a)	3,576	27,678
WD-40 Co.	1,913	279,776

		1,146,297

Pharmaceuticals — 3.8%
ACADIA Pharmaceuticals, Inc. (a)	13,775	210,344
Achaogen, Inc. (a) (b)	4,392	38,035

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aclaris Therapeutics, Inc. (a) (b)	3,740	$74,688
Adamas Pharmaceuticals, Inc. (a) (b)	3,074	79,401
Aeglea BioTherapeutics, Inc. (a)	2,281	24,133
Aerie Pharmaceuticals, Inc. (a)	4,978	336,264
Aimmune Therapeutics, Inc. (a)	6,060	162,953
Akcea Therapeutics, Inc. (a) (b)	1,784	42,299
Akebia Therapeutics, Inc. (a)	7,058	70,439
Akorn, Inc. (a)	13,066	216,765
Amneal Pharmaceuticals, Inc. (a)	12,164	199,611
Amphastar Pharmaceuticals, Inc. (a)	4,983	76,041
Ampio Pharmaceuticals, Inc. (a) (b)	11,097	24,413
Anika Therapeutics, Inc. (a)	2,017	64,544
Antares Pharma, Inc. (a) (b)	20,434	52,720
Apellis Pharmaceuticals, Inc. (a)	5,055	111,210
Array BioPharma, Inc. (a)	28,533	478,784
Athenex, Inc. (a) (b)	5,891	109,926
BioScrip, Inc. (a)	17,707	51,881
BioSpecifics Technologies Corp. (a)	797	35,753
Calithera Biosciences, Inc. (a)	4,174	20,870
Cara Therapeutics, Inc. (a) (b)	3,829	73,325
Catalyst Biosciences, Inc. (a)	1,662	19,396
Catalyst Pharmaceuticals, Inc. (a)	13,503	42,129
Chimerix, Inc. (a)	6,318	30,074
Clovis Oncology, Inc. (a)	6,663	302,967
Coherus Biosciences, Inc. (a)	6,552	91,728
Collegium Pharmaceutical, Inc. (a)	4,106	97,928
Concert Pharmaceuticals, Inc. (a)	2,981	50,170
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	7,200	36,360
Corcept Therapeutics, Inc. (a) (b)	13,671	214,908
Depomed, Inc. (a)	8,237	54,941
Diplomat Pharmacy, Inc. (a)	7,944	203,049
Dova Pharmaceuticals, Inc. (a) (b)	1,648	49,308
Durect Corp. (a)	21,938	34,223
Eagle Pharmaceuticals, Inc. (a) (b)	1,457	110,237
Enanta Pharmaceuticals, Inc. (a)	2,344	271,670
Endo International PLC (a)	31,357	295,696
Fennec Pharmaceuticals, Inc. (a)	1,586	16,558
Flexion Therapeutics, Inc. (a) (b)	4,700	121,495
G1 Therapeutics, Inc. (a)	2,856	124,122
Global Blood Therapeutics, Inc. (a)	6,993	316,084
Heron Therapeutics, Inc. (a)	8,928	346,853
Heska Corp. (a)	932	96,732
Horizon Pharma PLC (a)	23,137	383,149
Immune Design Corp. (a)	4,441	20,207
Insys Therapeutics, Inc. (a) (b)	3,765	27,259
Intra-Cellular Therapies, Inc. (a)	6,268	110,756
Ironwood Pharmaceuticals, Inc. (a)	19,387	370,679
Jounce Therapeutics, Inc. (a) (b)	2,327	17,825
Kadmon Holdings, Inc. (a)	9,724	38,799
Kala Pharmaceuticals, Inc. (a)	1,630	22,380
Keryx Biopharmaceuticals, Inc. (a) (b)	13,227	49,734
Kindred Biosciences, Inc. (a)	3,733	39,756

	Number of Shares	Value
La Jolla Pharmaceutical Co. (a) (b)	3,000	$87,510
Lannett Co., Inc. (a) (b)	4,075	55,420
Madrigal Pharmaceuticals, Inc. (a)	813	227,388
Mallinckrodt PLC (a)	11,519	214,945
MannKind Corp. (a)	19,601	37,242
Marinus Pharmaceuticals, Inc. (a)	5,094	36,015
MediciNova, Inc. (a) (b)	5,403	43,008
Melinta Therapeutics, Inc. (a)	2,723	17,291
Mersana Therapeutics, Inc. (a) (b)	1,743	31,130
Minerva Neurosciences, Inc. (a)	4,287	35,368
Miragen Therapeutics, Inc. (a) (b)	3,591	23,018
Mirati Therapeutics, Inc. (a) (b)	2,534	124,926
MyoKardia, Inc. (a)	4,268	211,906
Natural Grocers by Vitamin Cottage, Inc. (a)	1,249	15,912
Natural Health Trends Corp.	1,018	25,470
Nature’s Sunshine Products, Inc. (a)	1,115	10,425
Neogen Corp. (a)	7,038	564,377
Neos Therapeutics, Inc. (a) (b)	3,890	24,312
Ocular Therapeutix, Inc. (a) (b)	4,510	30,442
Odonate Therapeutics, Inc. (a) (b)	944	20,844
OPKO Health, Inc. (a) (b)	45,023	211,608
Owens & Minor, Inc.	8,549	142,854
Pacira Pharmaceuticals, Inc. (a)	5,583	178,935
Phibro Animal Health Corp. Class A	2,793	128,618
Portola Pharmaceuticals, Inc. (a)	9,113	344,198
Prestige Brands Holdings, Inc. (a)	7,470	286,699
Progenics Pharmaceuticals, Inc. (a) (b)	10,379	83,447
Proteostasis Therapeutics, Inc. (a)	3,522	9,826
Ra Pharmaceuticals, Inc. (a)	1,914	19,044
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,225	77,808
Recro Pharma, Inc. (a)	2,441	12,254
Revance Therapeutics, Inc. (a)	4,592	126,050
Rhythm Pharmaceuticals, Inc. (a)	1,717	53,673
Rocket Pharmaceuticals, Inc. (a) (b)	2,921	57,339
scPharmaceuticals, Inc. (a) (b)	1,024	5,796
SIGA Technologies, Inc. (a)	7,261	43,130
Sorrento Therapeutics, Inc. (a) (b)	12,167	87,602
Spero Therapeutics, Inc. (a)	842	12,352
Spring Bank Pharmaceuticals, Inc. (a)	1,557	18,450
Supernus Pharmaceuticals, Inc. (a)	6,852	410,092
Synergy Pharmaceuticals, Inc. (a) (b)	35,220	61,283
Syros Pharmaceuticals, Inc. (a)	3,429	35,010
Teligent, Inc. (a) (b)	5,536	19,155
Tetraphase Pharmaceuticals, Inc. (a)	7,334	26,182
TG Therapeutics, Inc. (a)	8,280	108,882
TherapeuticsMD, Inc. (a) (b)	23,520	146,765
Tyme Technologies, Inc. (a)	5,880	18,581
USANA Health Sciences, Inc. (a)	1,773	204,427
Vanda Pharmaceuticals, Inc. (a)	7,187	136,912
Vital Therapies, Inc. (a)	4,255	29,147
Voyager Therapeutics, Inc. (a)	3,002	58,659

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xencor, Inc. (a)	6,468	$239,381
Zafgen, Inc. (a)	3,194	32,675
Zogenix, Inc. (a)	4,945	218,569

		12,043,923

		66,363,492

Diversified — 0.1%
Holding Company – Diversified — 0.1%
HRG Group, Inc. (a)	17,413	227,936

Energy — 4.8%
Coal — 0.4%
Arch Coal, Inc. Class A	2,684	210,506
Cloud Peak Energy, Inc. (a)	10,538	36,777
CONSOL Energy, Inc. (a)	3,931	150,754
Hallador Energy Co.	2,483	17,728
NACCO Industries, Inc. Class A	537	18,124
Peabody Energy Corp.	11,306	514,197
Ramaco Resources, Inc. (a) (b)	1,008	7,016
SunCoke Energy, Inc. (a)	9,097	121,900
Warrior Met Coal, Inc.	5,026	138,567

		1,215,569

Energy – Alternate Sources — 0.4%
Amyris, Inc. (a)	3,390	21,662
Clean Energy Fuels Corp. (a)	18,839	69,516
Enphase Energy, Inc. (a)	12,106	81,473
FuelCell Energy, Inc. (a)	11,400	15,048
FutureFuel Corp.	3,645	51,067
Green Plains, Inc.	5,514	100,906
Pattern Energy Group, Inc. (b)	11,311	212,081
Plug Power, Inc. (a) (b)	29,646	59,885
Renewable Energy Group, Inc. (a)	5,137	91,696
REX American Resources Corp. (a)	789	63,885
Sunrun, Inc. (a)	13,296	174,843
TerraForm Power, Inc. Class A	10,220	119,574
TPI Composites, Inc. (a)	2,038	59,591
Vivint Solar, Inc. (a) (b)	4,293	21,250

		1,142,477

Oil & Gas — 2.5%
Abraxas Petroleum Corp. (a)	22,637	65,421
Adams Resources & Energy, Inc.	279	11,997
Alta Mesa Resources, Inc. (a)	13,431	91,465
Approach Resources Inc. (a) (b)	6,715	16,385
Bonanza Creek Energy, Inc. (a)	2,637	99,863
California Resources Corp. (a) (b)	6,325	287,408
Callon Petroleum Co. (a)	31,454	337,816
Carrizo Oil & Gas, Inc. (a)	10,961	305,264
CVR Energy, Inc. (b)	2,242	82,932
Delek US Holdings, Inc.	11,695	586,738
Denbury Resources, Inc. (a)	61,546	296,036
Diamond Offshore Drilling, Inc. (a) (b)	9,074	189,284
Earthstone Energy, Inc. Class A (a)	2,818	24,939

	Number of Shares	Value
Eclipse Resources Corp. (a)	11,933	$19,093
Energy XXI Gulf Coast, Inc. (a)	4,670	41,283
EP Energy Corp. Class A (a) (b)	5,291	15,873
Evolution Petroleum Corp.	3,436	33,845
Goodrich Petroleum Corp. (a)	1,215	15,030
Gulfport Energy Corp. (a)	24,449	307,324
Halcon Resources Corp. (a)	18,986	83,348
HighPoint Resources Corp. (a)	15,218	92,525
Isramco, Inc. (a)	100	12,290
Jagged Peak Energy, Inc. (a) (b)	8,985	116,985
Laredo Petroleum, Inc. (a)	21,776	209,485
Lilis Energy, Inc. (a) (b)	6,364	33,093
Matador Resources Co. (a)	13,851	416,223
Midstates Petroleum Co., Inc. (a)	2,099	28,567
Murphy USA, Inc. (a)	4,349	323,087
Noble Corp. PLC (a)	34,533	218,594
Northern Oil and Gas, Inc. (a)	15,114	47,609
Oasis Petroleum, Inc. (a)	37,716	489,176
Ocean Rig UDW, Inc. Class A (a)	7,642	225,286
Panhandle Oil & Gas, Inc. Class A	2,160	41,256
Par Pacific Holdings, Inc. (a)	4,341	75,447
PDC Energy, Inc. (a)	9,277	560,795
Penn Virginia Corp. (a)	1,737	147,454
Profire Energy, Inc. (a)	3,314	11,201
Resolute Energy Corp. (a) (b)	3,056	95,347
Ring Energy, Inc. (a)	8,010	101,086
Rosehill Resources, Inc. (a) (b)	56	455
Rowan Cos. PLC Class A (a)	17,845	289,446
Sanchez Energy Corp. (a) (b)	10,822	48,915
SandRidge Energy, Inc. (a)	4,290	76,105
SilverBow Resources, Inc. (a)	994	28,707
Southwestern Energy Co. (a)	82,539	437,457
SRC Energy, Inc. (a)	33,859	373,126
Talos Energy, Inc. (a)	2,821	90,639
Trecora Resources (a)	2,934	43,570
Ultra Petroleum Corp. (a) (b)	22,292	51,494
Unit Corp. (a)	7,330	187,355
W&T Offshore, Inc. (a)	12,843	91,827
WildHorse Resource Development Corp. (a)	3,819	96,850
Zion Oil & Gas, Inc. (a)	7,460	30,250

		8,003,046

Oil & Gas Services — 1.4%
Archrock, Inc.	17,807	213,684
Basic Energy Services, Inc. (a)	2,747	30,519
Bristow Group, Inc.	4,616	65,132
C&J Energy Services, Inc. (a)	9,034	213,202
CARBO Ceramics, Inc. (a)	2,853	26,162
Dawson Geophysical Co. (a)	2,959	23,376
Dril-Quip, Inc. (a)	5,333	274,116
Era Group, Inc. (a)	2,886	37,374
Exterran Corp. (a)	4,541	113,707

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flotek Industries, Inc. (a)	7,420	$23,967
Forum Energy Technologies, Inc. (a)	11,349	140,160
Frank’s International NV (b)	10,267	80,083
FTS International, Inc. (a)	3,134	44,628
Gulfmark Offshore, Inc. (a) (b)	519	17,386
Helix Energy Solutions Group, Inc. (a)	19,705	164,143
Independence Contract Drilling, Inc. (a)	4,692	19,331
ION Geophysical Corp. (a)	1,488	36,158
Keane Group, Inc. (a)	7,721	105,546
Key Energy Services, Inc. (a)	1,345	21,843
Liberty Oilfield Services, Inc. (a) (b)	2,026	37,927
Mammoth Energy Services, Inc. (a)	1,187	40,310
Matrix Service Co. (a)	3,654	67,051
McDermott International, Inc. (a)	25,117	493,549
MRC Global, Inc. (a)	11,771	255,078
Natural Gas Services Group, Inc. (a)	1,795	42,362
NCS Multistage Holdings, Inc. (a) (b)	1,448	21,039
Newpark Resources, Inc. (a)	12,319	133,661
Nine Energy Service, Inc. (a)	1,111	36,796
NOW, Inc. (a) (b)	15,106	201,363
Nuverra Environmental Solutions, Inc. (a)	270	3,240
Oceaneering International, Inc.	13,847	352,545
Oil States International, Inc. (a)	8,349	268,003
PHI, Inc. (a)	1,591	16,180
Pioneer Energy Services Corp. (a)	10,438	61,062
ProPetro Holding Corp. (a)	9,927	155,655
Quintana Energy Services, Inc. (a) (b)	799	6,768
SEACOR Holdings, Inc. (a)	2,397	137,276
Select Energy Services, Inc. Class A (a)	6,327	91,931
Solaris Oilfield Infrastructure, Inc. Class A (a) (b)	3,647	52,116
Superior Energy Services, Inc. (a)	21,481	209,225
TETRA Technologies, Inc. (a)	17,055	75,895
Thermon Group Holdings, Inc. (a)	4,541	103,853

		4,513,402

Pipelines — 0.1%
NextDecade Corp. (a)	1,074	7,346
SemGroup Corp. Class A	11,076	281,330
Tellurian, Inc. (a) (b)	11,317	94,158

		382,834

		15,257,328

Financial — 24.6%
Banks — 9.5%
The The Bank of Princeton (a)	812	26,999
1st Constitution Bancorp	1,032	23,633
1st Source Corp.	2,207	117,920
Access National Corp.	2,180	62,348
ACNB Corp.	955	32,518

	Number of Shares	Value
Allegiance Bancshares, Inc. (a)	1,649	$71,484
American National Bankshares, Inc.	1,127	45,080
Ameris Bancorp	5,581	297,746
Ames National Corp.	1,175	36,249
Arrow Financial Corp.	1,693	61,625
Atlantic Capital Bancshares, Inc. (a)	3,574	70,229
Auburn National Bancorporation, Inc.	332	16,471
BancFirst Corp.	2,530	149,776
Banco Latinoamericano de Comercio Exterior SA	4,289	105,552
The Bancorp, Inc. (a)	7,057	73,816
BancorpSouth Bank	13,388	441,135
Bank of Commerce Holdings	2,200	28,050
Bank of Marin Bancorp	967	78,182
The Bank of NT Butterfield & Son Ltd.	7,644	349,484
Bankwell Financial Group, Inc.	889	28,581
Banner Corp.	4,500	270,585
Bar Harbor Bankshares	2,147	65,033
Baycom Corp. (a)	1,434	35,492
BCB Bancorp, Inc.	1,937	29,055
Blue Hills Bancorp, Inc.	3,178	70,552
Boston Private Financial Holdings, Inc.	11,669	185,537
Bridge Bancorp, Inc.	2,326	83,620
Bridgewater Bancshares, Inc. (a)	694	8,828
Bryn Mawr Bank Corp.	2,795	129,409
Business First Bancshares, Inc. (b)	1,330	35,046
Byline Bancorp, Inc. (a)	2,325	51,941
C&F Financial Corp.	442	27,647
Cadence BanCorp	6,590	190,253
Cambridge Bancorp	517	44,741
Camden National Corp.	2,164	98,916
Capital City Bank Group, Inc.	1,631	38,541
Capstar Financial Holdings, Inc. (a)	1,009	18,697
Carolina Financial Corp.	2,739	117,558
Cass Information Systems, Inc.	1,682	115,755
Cathay General Bancorp	10,826	438,345
CB Financial Services, Inc.	656	22,566
CBTX, Inc. (b)	2,610	86,261
CenterState Bank Corp.	11,558	344,660
Central Pacific Financial Corp.	3,976	113,912
Central Valley Community Bancorp	1,620	34,279
Century Bancorp, Inc. Class A	406	31,018
Chemical Financial Corp.	9,986	555,921
Chemung Financial Corp.	431	21,597
Citizens & Northern Corp.	1,711	44,246
City Holding Co.	2,117	159,262
Civista Bancshares, Inc.	1,418	34,372
CNB Financial Corp.	2,013	60,511
CoBiz Financial, Inc.	5,426	116,550
Codorus Valley Bancorp, Inc.	1,181	36,233
Columbia Banking System, Inc.	10,236	418,652
Community Bank System, Inc.	7,032	415,380
The Community Financial Corp.	681	24,080

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Community Trust Bancorp, Inc.	2,175	$108,641
ConnectOne Bancorp, Inc.	4,275	106,448
County Bancorp, Inc.	767	21,093
Customers Bancorp, Inc. (a)	4,106	116,528
CVB Financial Corp.	14,522	325,583
Eagle Bancorp, Inc. (a)	4,466	273,766
Enterprise Bancorp, Inc.	1,361	55,025
Enterprise Financial Services Corp.	3,182	171,669
Equity Bancshares, Inc. Class A (a)	1,870	77,568
Esquire Financial Holdings, Inc. (a)	836	22,062
Evans Bancorp, Inc.	625	28,813
Farmers & Merchants Bancorp, Inc. /Archbold OH	1,242	50,115
Farmers Capital Bank Corp.	1,012	52,725
Farmers National Banc Corp.	3,595	57,340
FB Financial Corp.	1,853	75,454
FCB Financial Holdings, Inc. Class A (a)	5,937	349,096
Fidelity D&D Bancorp, Inc. (b)	392	24,300
Fidelity Southern Corp.	3,017	76,662
Financial Institutions, Inc.	2,176	71,590
First BanCorp (a)	29,908	228,796
First Bancorp	4,097	167,608
First Bancorp, Inc.	1,434	40,467
The First Bancshares, Inc.	1,735	62,373
First Bank/Hamilton NJ	2,289	31,817
First Busey Corp.	6,130	194,444
First Business Financial Services, Inc.	1,107	28,782
First Choice Bancorp (b)	823	25,151
First Commonwealth Financial Corp.	13,970	216,675
First Community Bancshares, Inc.	2,282	72,705
First Community Corp/SC	1,007	25,276
First Connecticut Bancorp, Inc.	2,008	61,445
First Financial Bancorp	13,367	409,699
First Financial Bankshares, Inc. (b)	9,099	463,139
First Financial Corp.	1,676	76,007
First Foundation, Inc. (a)	4,692	86,990
First Guaranty Bancshares, Inc. (b)	620	16,132
First Internet Bancorp	1,099	37,476
First Interstate BancSystem, Inc. Class A	4,609	194,500
First Merchants Corp.	6,919	321,042
First Mid-Illinois Bancshares, Inc.	1,668	65,552
First Midwest Bancorp, Inc.	14,340	365,240
First Northwest Bancorp (a)	1,306	20,857
The First of Long Island Corp.	3,441	85,509
First United Corp.	958	19,591
FNB Bancorp	721	26,439
Franklin Financial Network, Inc. (a)	1,790	67,304
Fulton Financial Corp.	24,126	398,079
German American Bancorp Inc.	2,908	104,252
Glacier Bancorp, Inc.	11,891	459,944
Great Southern Bancorp, Inc.	1,549	88,603
Great Western Bancorp, Inc.	8,292	348,181

	Number of Shares	Value
Green Bancorp, Inc.	3,139	$67,802
Guaranty Bancorp	3,589	106,952
Guaranty Bancshares, Inc.	1,085	35,740
Hancock Whitney Corp.	11,914	555,788
Hanmi Financial Corp.	4,469	126,696
HarborOne Bancorp, Inc. (a)	2,041	38,657
Heartland Financial USA, Inc.	4,112	225,543
Heritage Commerce Corp.	5,603	95,195
Heritage Financial Corp.	4,723	164,597
Hilltop Holdings, Inc.	10,235	225,886
Home BancShares, Inc.	22,305	503,201
HomeStreet, Inc. (a)	3,488	94,002
Hope Bancorp, Inc.	18,168	323,935
Horizon Bancorp, Inc.	5,189	107,360
Howard Bancorp, Inc. (a)	1,829	32,922
IBERIABANK Corp.	7,855	595,409
Independent Bank Corp.	3,811	298,782
Independent Bank Corp.	3,078	78,489
Independent Bank Group, Inc.	2,958	197,594
International Bancshares Corp.	7,748	331,614
Investar Holding Corp.	1,248	34,507
Kearny Financial Corp.	13,527	181,938
Lakeland Bancorp, Inc.	6,312	125,293
Lakeland Financial Corp.	3,422	164,906
LCNB Corp.	1,207	23,778
LegacyTexas Financial Group, Inc.	6,658	259,795
Level One Bancorp, Inc.	196	5,327
Live Oak Bancshares, Inc.	3,563	109,206
Luther Burbank Corp.	1,939	22,308
Macatawa Bank Corp.	3,623	43,983
MB Financial, Inc.	11,622	542,747
MBT Financial Corp.	2,440	25,986
Mercantile Bank Corp.	2,283	84,380
Merchants Bancorp	2,255	64,335
Metropolitan Bank Holding Corp. (a)	912	47,862
Mid Penn Bancorp, Inc. (b)	661	23,069
Middlefield Banc Corp.	439	22,257
Midland States Bancorp, Inc.	2,953	101,170
MidSouth Bancorp, Inc.	2,180	28,885
MidWestOne Financial Group, Inc.	1,518	51,278
MVB Financial Corp.	1,183	21,353
National Bank Holdings Corp. Class A	4,023	155,248
National Bankshares, Inc.	929	43,106
National Commerce Corp. (a)	2,088	96,674
NBT Bancorp, Inc.	5,979	228,099
Nicolet Bankshares, Inc. (a)	1,156	63,707
Northeast Bancorp	1,053	22,955
Northrim BanCorp, Inc.	927	36,663
Norwood Financial Corp.	805	28,996
Oak Valley Bancorp	974	22,275
OFG Bancorp	6,166	86,632
Ohio Valley Banc Corp. (b)	582	30,526
Old Line Bancshares, Inc.	2,194	76,593

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Old National Bancorp	21,145	$393,297
Old Second Bancorp, Inc.	4,143	59,659
OP Bancorp (a)	1,737	22,095
Opus Bank	2,737	78,552
Origin Bancorp, Inc.	2,283	93,466
Orrstown Financial Services, Inc.	1,013	26,338
Pacific Mercantile Bancorp (a)	2,101	20,485
Park National Corp.	1,877	209,135
Parke Bancorp, Inc.	973	23,011
PCSB Financial Corp.	2,297	45,641
Peapack Gladstone Financial Corp.	2,565	88,723
Penns Woods Bancorp, Inc.	634	28,391
People’s Utah Bancorp	2,156	76,969
Peoples Bancorp of North Carolina, Inc.	670	21,460
Peoples Bancorp, Inc.	2,479	93,657
Peoples Financial Services Corp.	965	45,374
Ponce de Leon Federal Bank (a)	1,242	19,512
Preferred Bank	1,951	119,908
Premier Financial Bancorp, Inc.	1,606	29,984
Provident Bancorp, Inc. (a)	607	15,903
QCR Holdings, Inc.	1,831	86,881
RBB Bancorp	1,914	61,478
Reliant Bancorp, Inc.	1,419	39,803
Renasant Corp.	6,750	307,260
Republic Bancorp, Inc. Class A	1,322	59,887
Republic First Bancorp, Inc. (a)	6,157	48,332
S&T Bancorp, Inc.	4,821	208,460
Sandy Spring Bancorp, Inc.	4,848	198,816
SB One Bancorp (b)	1,001	29,730
Seacoast Banking Corp. of Florida (a)	6,433	203,154
Select Bancorp, Inc. (a)	1,584	21,336
ServisFirst Bancshares, Inc.	6,516	271,913
Shore Bancshares, Inc.	1,722	32,752
Sierra Bancorp	1,983	56,000
Simmons First National Corp. Class A	12,666	378,713
SmartFinancial, Inc. (a)	1,593	41,036
South State Corp.	5,115	441,169
Southern First Bancshares, Inc. (a)	964	42,609
Southern National Bancorp of Virginia, Inc.	2,742	48,917
Southside Bancshares, Inc.	4,652	156,679
Spirit of Texas Bancshares, Inc. (a) (b)	292	6,015
State Bank Financial Corp.	5,277	176,252
Sterling Bancorp, Inc.	2,401	32,077
Stock Yards Bancorp, Inc.	2,998	114,374
Summit Financial Group, Inc.	1,485	39,857
Tompkins Financial Corp.	2,065	177,342
Towne Bank	9,230	296,283
TriCo Bancshares	2,877	107,744
TriState Capital Holdings, Inc. (a)	3,172	82,789
Triumph Bancorp, Inc. (a)	3,355	136,716
TrustCo Bank Corp NY	13,128	116,839
Trustmark Corp.	9,443	308,125

	Number of Shares	Value
UMB Financial Corp.	6,346	$483,756
Union Bankshares Corp.	9,161	356,180
Union Bankshares, Inc.	533	27,663
United Bankshares, Inc.	14,170	515,788
United Community Banks, Inc.	10,980	336,757
United Security Bancshares/Fresno CA	1,877	21,022
Unity Bancorp, Inc.	1,048	23,842
Univest Corp. of Pennsylvania	4,043	111,183
Valley National Bancorp	45,169	549,255
Veritex Holdings, Inc. (a)	3,250	100,978
Walker & Dunlop, Inc.	3,878	215,811
Washington Trust Bancorp, Inc.	2,111	122,649
WesBanco, Inc.	6,233	280,734
West Bancorporation, Inc.	2,170	54,576
Westamerica Bancorp. (b)	3,613	204,171
Western New England Bancorp, Inc.	3,789	41,679

		29,935,425

Diversified Financial Services — 2.3%
Aircastle Ltd.	6,715	137,657
Altisource Portfolio Solutions SA (a) (b)	1,397	40,750
Arlington Asset Investment Corp. Class A (b)	3,833	39,518
Artisan Partners Asset Management, Inc. Class A	6,729	202,879
Ashford, Inc. (a)	107	6,934
Associated Capital Group, Inc. Class A (b)	370	14,042
BrightSphere Investment Group PLC	11,434	163,049
Cohen & Steers, Inc.	3,126	130,385
Cowen, Inc. (a)	3,919	54,278
Curo Group Holdings Corp. (a)	1,031	25,723
Diamond Hill Investment Group, Inc.	457	88,855
Elevate Credit, Inc. (a)	2,825	23,899
Ellie Mae, Inc. (a) (b)	4,784	496,771
Encore Capital Group, Inc. (a) (b)	3,639	133,187
Enova International, Inc. (a)	4,658	170,250
Federal Agricultural Mortgage Corp. Class C	1,256	112,387
Federated Investors, Inc. Class B	13,559	316,196
Financial Engines, Inc.	8,902	399,700
Gain Capital Holdings, Inc. (b)	3,829	28,909
GAMCO Investors, Inc. Class A	609	16,297
Greenhill & Co., Inc. (b)	3,016	85,654
Hamilton Lane, Inc. Class A	2,087	100,113
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	7,135	140,916
Houlihan Lokey, Inc.	4,175	213,843
Impac Mortgage Holdings, Inc. (a) (b)	1,367	13,028
INTL. FCStone, Inc. (a)	2,146	110,970
Investment Technology Group, Inc.	4,614	96,525

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ladder Capital Corp.	12,160	$189,939
Ladenburg Thalmann Financial Services, Inc.	14,006	47,620
LendingClub Corp. (a)	44,057	166,976
LendingTree, Inc. (a) (b)	1,087	232,401
Marlin Business Services Corp.	1,216	36,298
Moelis & Co.Class A	5,468	320,698
Nationstar Mortgage Holdings, Inc. (a)	4,147	72,697
Nelnet, Inc. Class A	2,618	152,917
Ocwen Financial Corp. (a)	16,437	65,091
On Deck Capital, Inc. (a)	7,342	51,394
Oppenheimer Holdings, Inc. Class A	1,359	38,052
PennyMac Financial Services, Inc. Class A (a)	2,772	54,470
PHH Corp. (a)	4,444	48,262
Piper Jaffray Cos.	2,056	158,004
PJT Partners, Inc. Class A	2,791	149,011
PRA Group, Inc. (a)	6,246	240,783
Pzena Investment Management, Inc. Class A	2,417	22,261
R1 RCM, Inc. (a)	14,404	125,027
Regional Management Corp. (a)	1,304	45,666
Siebert Financial Corp. (a) (b)	1,039	10,826
Silvercrest Asset Management Group, Inc. Class A	1,170	19,071
Stifel Financial Corp.	9,711	507,400
TPG RE Finance Trust, Inc.	4,395	89,306
Virtus Investment Partners, Inc.	969	123,984
Waddell & Reed Financial, Inc. Class A	11,199	201,246
WageWorks, Inc. (a)	5,556	277,800
Westwood Holdings Group, Inc.	1,162	69,185
WisdomTree Investments, Inc.	16,369	148,631
World Acceptance Corp. (a)	864	95,913

		7,123,644

Insurance — 3.1%
Ambac Financial Group, Inc. (a)	6,362	126,286
American Equity Investment Life Holding Co.	12,538	451,368
AMERISAFE, Inc.	2,674	154,423
AmTrust Financial Services, Inc.	15,494	225,748
Argo Group International Holdings Ltd.	4,544	264,234
Baldwin & Lyons, Inc. Class B	1,319	32,184
Citizens, Inc. (a) (b)	6,938	54,047
CNO Financial Group, Inc.	23,388	445,308
Crawford & Co. Class B	1,643	14,212
Donegal Group, Inc. Class A	1,257	17,108
eHealth, Inc. (a)	2,625	58,012
EMC Insurance Group, Inc.	1,301	36,142
Employers Holdings, Inc.	4,512	181,382
Enstar Group Ltd. (a)	1,686	349,508

	Number of Shares	Value
Essent Group Ltd. (a)	13,445	$481,600
FBL Financial Group, Inc. Class A	1,394	109,777
Fednat Holding Co.	1,628	37,558
FGL Holdings (a)	19,842	166,474
Genworth Financial, Inc. Class A (a)	70,573	317,578
Global Indemnity Ltd.	1,183	46,113
Goosehead Insurance, Inc. (a)	1,365	34,070
Greenlight Capital Re Ltd. Class A (a)	4,188	59,470
Hallmark Financial Services, Inc. (a)	1,911	19,072
HCI Group, Inc.	1,005	41,778
Health Insurance Innovations, Inc. Class A (a)	1,602	51,825
Heritage Insurance Holdings, Inc. (b)	2,797	46,626
Horace Mann Educators Corp.	5,759	256,851
Independence Holding Co.	655	21,779
Infinity Property & Casualty Corp.	1,498	213,240
Investors Title Co.	196	36,193
James River Group Holdings Ltd.	3,630	142,623
Kemper Corp.	5,580	422,127
Kingstone Cos., Inc.	1,289	21,784
Kinsale Capital Group, Inc.	2,732	149,878
Maiden Holdings Ltd.	9,446	73,206
MBIA, Inc. (a) (b)	12,487	112,882
MGIC Investment Corp. (a)	51,923	556,615
National General Holdings Corp.	8,626	227,123
National Western Life Group, Inc. Class A	319	98,016
The Navigators Group, Inc.	2,900	165,300
NI Holdings, Inc. (a)	1,352	22,916
NMI Holdings, Inc. Class A (a)	8,709	141,957
Primerica, Inc.	6,122	609,751
ProAssurance Corp.	7,431	263,429
Radian Group, Inc.	30,244	490,558
RLI Corp.	5,491	363,449
Safety Insurance Group, Inc.	2,054	175,412
Selective Insurance Group, Inc.	8,124	446,820
State Auto Financial Corp.	2,342	70,049
Stewart Information Services Corp.	3,275	141,054
Third Point Reinsurance Ltd. (a)	11,290	141,125
Tiptree, Inc.	3,916	26,629
Trupanion, Inc. (a) (b)	3,356	129,542
United Fire Group, Inc.	2,928	159,605
United Insurance Holdings Corp.	2,924	57,252
Universal Insurance Holdings, Inc.	4,428	155,423
WMIH Corp. (a)	26,397	35,372

		9,749,863

Investment Companies — 0.1%
B. Riley Financial, Inc.	2,791	62,937
BBX Capital Corp.	9,188	82,968
Columbia Financial, Inc. (a) (b)	6,950	115,022

		260,927

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.2%
Granite Point Mortgage Trust, Inc.	6,050	$111,018
Kennedy-Wilson Holdings, Inc.	17,539	370,950
Safeguard Scientifics, Inc. (a)	2,784	35,635

		517,603

Real Estate — 0.4%
Alexander & Baldwin, Inc.	9,567	224,824
American Realty Investors, Inc. (a)	291	4,601
Boston Omaha Corp. (a)	707	14,896
Community Healthcare Trust, Inc.	2,467	73,689
Consolidated-Tomoka Land Co.	561	34,507
Farmland Partners, Inc. (b)	4,338	38,174
Forestar Group, Inc. (a) (b)	1,424	29,548
FRP Holdings, Inc. (a)	993	64,297
Griffin Industrial Realty, Inc.	149	6,555
HFF, Inc. Class A	5,256	180,544
Marcus & Millichap, Inc. (a)	2,724	106,263
Maui Land & Pineapple Co., Inc. (a)	885	9,912
Newmark Group, Inc.	3,235	46,034
RE/MAX Holdings, Inc. Class A	2,500	131,125
Redfin Corp. (a) (b)	10,362	239,259
The RMR Group, Inc. Class A	983	77,116
Safety Income and Growth, Inc.	1,107	21,000
The St. Joe Co. (a)	5,207	93,466
Stratus Properties, Inc. (a)	800	24,440
Transcontinental Realty Investors, Inc. (a) (b)	221	7,392
Trinity Place Holdings, Inc. (a)	2,400	15,720

		1,443,362

Real Estate Investment Trusts (REITS) — 7.4%
Acadia Realty Trust	11,261	308,214
AG Mortgage Investment Trust, Inc.	3,859	72,511
Agree Realty Corp.	4,221	222,742
Alexander’s, Inc.	300	114,789
American Assets Trust, Inc.	5,389	206,345
Americold Realty Trust	7,346	161,759
Anworth Mortgage Asset Corp.	13,854	68,854
Apollo Commercial Real Estate Finance, Inc.	17,229	314,946
Arbor Realty Trust, Inc.	7,593	79,195
Ares Commercial Real Estate Corp.	3,674	50,738
Armada Hoffler Properties, Inc.	6,353	94,660
ARMOUR Residential REIT, Inc.	5,862	133,712
Ashford Hospitality Trust, Inc.	11,894	96,341
Blackstone Mortgage Trust, Inc. (b)	14,283	448,915
Bluerock Residential Growth REIT, Inc. (b)	3,424	30,542
Braemar Hotels & Resorts, Inc.	4,094	46,753
BRT Apartments Corp.	1,157	14,752
Capstead Mortgage Corp.	12,756	114,166
CareTrust REIT, Inc.	10,576	176,513
Catchmark Timber Trust, Inc. Class A	6,877	87,544

	Number of Shares	Value
CBL & Associates Properties, Inc. (b)	23,707	$132,048
Cedar Realty Trust, Inc.	12,195	57,560
Chatham Lodging Trust	6,335	134,429
Cherry Hill Mortgage Investment Corp.	1,776	31,719
Chesapeake Lodging Trust	8,303	262,707
City Office REIT, Inc.	4,975	63,829
Clipper Realty, Inc.	2,210	18,873
Colony Credit Real Estate Inc. (b)	11,752	243,619
CoreCivic, Inc.	16,632	397,339
CorEnergy Infrastructure Trust, Inc.	1,678	63,093
CorePoint Lodging Inc. (a)	5,749	148,899
Cousins Properties, Inc.	58,825	570,014
CYS Investments, Inc.	21,763	163,223
DiamondRock Hospitality Co.	27,999	343,828
Dynex Capital, Inc.	7,613	49,713
Easterly Government Properties, Inc.	6,399	126,444
EastGroup Properties, Inc.	4,815	460,121
Education Realty Trust, Inc.	10,640	441,560
Exantas Capital Corp.	4,154	42,288
First Industrial Realty Trust, Inc.	17,432	581,183
Four Corners Property Trust, Inc.	8,646	212,951
Franklin Street Properties Corp.	14,727	126,063
Front Yard Residential Corp.	6,813	70,991
The GEO Group, Inc.	16,997	468,097
Getty Realty Corp.	4,524	127,441
Gladstone Commercial Corp.	3,870	74,381
Gladstone Land Corp.	1,830	23,186
Global Medical REIT, Inc. (b)	2,779	24,622
Global Net Lease, Inc.	9,481	193,697
Government Properties Income Trust	13,818	219,015
Gramercy Property Trust	22,443	613,143
Great Ajax Corp.	2,316	30,293
Healthcare Realty Trust, Inc.	17,352	504,596
Hersha Hospitality Trust	4,979	106,800
Independence Realty Trust, Inc.	12,207	125,854
Industrial Logistics Properties Trust	2,802	62,625
InfraREIT, Inc. (a)	6,190	137,232
Innovative Industrial Properties, Inc. (b)	898	32,885
Invesco Mortgage Capital, Inc.	15,699	249,614
Investors Real Estate Trust	16,555	91,549
iStar, Inc. (a)	9,018	97,304
Jernigan Capital, Inc.	1,948	37,129
Kite Realty Group Trust	11,589	197,940
KKR Real Estate Finance Trust, Inc. (b)	2,297	45,435
LaSalle Hotel Properties	15,509	530,873
Lexington Realty Trust	30,181	263,480
LTC Properties, Inc.	5,510	235,497
Mack-Cali Realty Corp.	12,666	256,867
MedEquities Realty Trust, Inc.	3,926	43,265
Monmouth Real Estate Investment Corp.	10,671	176,392
MTGE Investment Corp.	6,006	117,718
National Health Investors, Inc.	5,638	415,408
National Storage Affiliates Trust	7,087	218,421

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New Senior Investment Group, Inc.	10,450	$79,107
New York Mortgage Trust, Inc. (b)	15,705	94,387
NexPoint Residential Trust, Inc.	2,289	65,122
NorthStar Realty Europe Corp.	6,543	94,808
One Liberty Properties, Inc.	2,064	54,510
Orchid Island Capital, Inc. (b)	7,462	56,114
Pebblebrook Hotel Trust	9,539	370,113
Pennsylvania REIT (b)	9,634	105,878
PennyMac Mortgage Investment Trust	8,450	160,466
Physicians Realty Trust	25,562	407,458
Piedmont Office Realty Trust, Inc. Class A	17,935	357,445
PotlatchDeltic Corp.	8,621	438,378
Preferred Apartment Communities, Inc. Class A	5,472	92,969
PS Business Parks, Inc.	2,791	358,644
QTS Realty Trust, Inc. Class A	7,133	281,754
Quality Care Properties, Inc. (a)	13,278	285,610
Ramco-Gershenson Properties Trust	11,111	146,776
Redwood Trust, Inc.	10,522	173,297
Retail Opportunity Investments Corp.	15,548	297,900
Rexford Industrial Realty, Inc.	11,280	354,079
RLJ Lodging Trust	24,341	536,719
Ryman Hospitality Properties, Inc.	6,262	520,685
Sabra Health Care REIT, Inc.	24,901	541,099
Saul Centers, Inc.	1,628	87,228
Select Income REIT	8,865	199,197
Seritage Growth Properties Class A (b)	4,518	191,699
Spirit MTA REIT (a)	6,023	62,037
STAG Industrial, Inc.	13,697	372,969
Summit Hotel Properties, Inc.	14,505	207,567
Sunstone Hotel Investors, Inc.	31,574	524,760
Sutherland Asset Management Corp.	2,441	39,666
Tanger Factory Outlet Centers, Inc. (b)	12,864	302,175
Terreno Realty Corp.	7,700	290,059
Tier REIT, Inc.	6,679	158,827
UMH Properties, Inc.	4,585	70,380
Universal Health Realty Income Trust	1,798	115,036
Urban Edge Properties	15,319	350,346
Urstadt Biddle Properties, Inc. Class A	4,175	94,480
Washington Prime Group, Inc.	26,167	212,214
Washington REIT	11,031	334,570
Western Asset Mortgage Capital Corp.	5,725	59,655
Whitestone REIT	5,359	66,880
Xenia Hotels & Resorts, Inc.	15,054	366,715

		23,287,022

	Number of Shares	Value
Savings & Loans — 1.6%
Banc of California, Inc.	5,957	$116,459
BankFinancial Corp.	1,960	34,594
Beneficial Bancorp, Inc.	9,563	154,921
Berkshire Hills Bancorp, Inc.	5,695	231,217
BofI Holding, Inc. (a)	8,283	338,857
Brookline Bancorp, Inc.	11,061	205,735
BSB Bancorp, Inc. (a)	1,219	41,934
Capitol Federal Financial, Inc.	18,055	237,604
Charter Financial Corp.	1,753	42,335
Community Bankers Trust Corp. (a)	2,873	25,713
Dime Community Bancshares, Inc.	4,543	88,588
Entegra Financial Corp. (a)	922	27,015
ESSA Bancorp, Inc.	1,369	21,671
First Defiance Financial Corp.	1,378	92,409
First Financial Northwest, Inc.	1,138	22,214
First Savings Financial Group, Inc. (b)	256	18,813
Flagstar Bancorp, Inc. (a)	4,132	141,562
Flushing Financial Corp.	3,878	101,216
FS Bancorp, Inc.	443	28,020
Greene County Bancorp, Inc. (b)	409	13,865
Hingham Institution for Savings	190	41,743
Home Bancorp Inc.	1,098	51,112
HomeTrust Bancshares, Inc. (a)	2,457	69,165
Investors Bancorp, Inc.	35,035	448,098
Malvern Bancorp, Inc. (a)	911	22,183
Meridian Bancorp, Inc.	6,733	128,937
Meta Financial Group, Inc.	1,303	126,912
MutualFirst Financial, Inc.	853	32,201
Northfield Bancorp, Inc.	6,100	101,382
Northwest Bancshares, Inc.	13,410	233,200
OceanFirst Financial Corp.	6,646	199,114
Oconee Federal Financial Corp.	152	4,399
Oritani Financial Corp.	5,629	91,190
Pacific Premier Bancorp, Inc. (a)	6,376	243,244
Provident Financial Services, Inc.	8,690	239,236
Prudential Bancorp, Inc.	1,251	24,144
Riverview Bancorp, Inc.	2,882	24,324
SI Financial Group, Inc.	1,524	22,479
Southern Missouri Bancorp, Inc.	997	38,903
Territorial Bancorp, Inc.	1,127	34,937
Timberland Bancorp, Inc.	877	32,747
United Community Financial Corp.	6,747	74,149
United Financial Bancorp, Inc.	7,118	124,707
Washington Federal, Inc.	11,797	385,762
Waterstone Financial, Inc.	3,500	59,675
WSFS Financial Corp.	4,224	225,139

		5,063,824

		77,381,670

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 13.3%
Aerospace & Defense — 0.9%
AAR Corp.	4,544	$211,251
Aerojet Rocketdyne Holdings, Inc. (a)	9,778	288,353
Aerovironment, Inc. (a)	2,967	211,933
Astronics Corp. (a)	2,983	107,299
Cubic Corp.	3,542	227,396
Ducommun, Inc. (a)	1,445	47,815
Esterline Technologies Corp. (a)	3,660	270,108
Kaman Corp.	3,869	269,631
KLX, Inc. (a)	7,035	505,816
Kratos Defense & Security Solutions, Inc. (a) (b)	12,326	141,872
Moog, Inc. Class A	4,490	350,040
National Presto Industries, Inc.	700	86,800
Triumph Group, Inc.	6,851	134,280

		2,852,594

Building Materials — 1.8%
AAON, Inc.	5,818	193,448
American Woodmark Corp. (a)	1,977	180,994
Apogee Enterprises, Inc.	3,884	187,092
Armstrong Flooring, Inc. (a)	3,001	42,134
Boise Cascade Co.	5,441	243,213
Builders FirstSource, Inc. (a)	15,816	289,275
Caesarstone Ltd. (b)	3,208	48,441
Continental Building Products, Inc. (a)	5,206	164,249
Cree, Inc. (a)	14,092	585,804
Forterra, Inc. (a) (b)	2,574	25,045
Gibraltar Industries, Inc. (a)	4,470	167,625
Griffon Corp.	4,085	72,713
JELD-WEN Holding, Inc. (a)	9,818	280,697
Louisiana-Pacific Corp.	20,443	556,458
Masonite International Corp. (a)	3,834	275,473
NCI Building Systems, Inc. (a)	5,936	124,656
Patrick Industries, Inc. (a)	3,329	189,254
PGT Innovations, Inc. (a)	6,836	142,531
Quanex Building Products Corp.	4,838	86,842
Simpson Manufacturing Co., Inc.	5,802	360,826
Summit Materials, Inc. Class A (a)	15,696	412,020
Trex Co., Inc. (a)	8,275	517,932
Universal Forest Products, Inc.	8,396	307,462
US Concrete, Inc. (a) (b)	2,251	118,178

		5,572,362

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc. (a)	5,496	319,263
Belden, Inc.	5,656	345,695
Encore Wire Corp.	2,852	135,328
Energous Corp. (a) (b)	3,259	48,331
EnerSys	5,897	440,152
Generac Holdings, Inc. (a)	8,490	439,188
Graham Corp.	1,312	33,863
Insteel Industries, Inc.	2,521	84,201

	Number of Shares	Value
nLight, Inc. (a)	973	$32,167
Novanta, Inc. (a)	4,583	285,521
Powell Industries, Inc.	1,198	41,726
SPX Corp. (a)	6,027	211,246
SunPower Corp. (a) (b)	8,620	66,115
Vicor Corp. (a)	2,411	104,999

		2,587,795

Electronics — 2.3%
Allied Motion Technologies, Inc.	993	47,545
Applied Optoelectronics, Inc. (a) (b)	2,639	118,491
AVX Corp.	6,538	102,450
Badger Meter, Inc.	3,998	178,711
Bel Fuse, Inc. Class B	1,364	28,508
Benchmark Electronics, Inc.	6,674	194,547
Brady Corp. Class A	6,576	253,505
Control4 Corp. (a)	3,688	89,655
CTS Corp.	4,575	164,700
Electro Scientific Industries, Inc. (a) (b)	4,404	69,451
ESCO Technologies, Inc.	3,564	205,643
FARO Technologies, Inc. (a)	2,352	127,831
Fitbit, Inc. Class A (a)	28,938	188,965
Fluidigm Corp. (a)	3,674	21,897
GoPro, Inc. Class A (a) (b)	15,807	101,797
II-VI, Inc. (a)	8,652	375,929
IntriCon Corp. (a)	854	34,416
Iteris, Inc. (a) (b)	3,850	18,634
Itron, Inc. (a)	4,744	284,877
KEMET Corp. (a)	7,791	188,153
Kimball Electronics, Inc. (a)	3,549	64,947
Knowles Corp. (a)	12,286	187,976
Mesa Laboratories, Inc.	466	98,363
Methode Electronics, Inc.	5,043	203,233
Napco Security Technologies, Inc. (a)	1,750	25,637
NVE Corp.	658	80,131
OSI Systems, Inc. (a)	2,351	181,803
Park Electrochemical Corp.	2,645	61,338
Plexus Corp. (a)	4,553	271,086
Rogers Corp. (a)	2,570	286,452
Sanmina Corp. (a)	9,487	277,969
ShotSpotter, Inc. (a)	1,012	38,385
Sparton Corp. (a)	1,408	26,738
Stoneridge, Inc. (a)	3,849	135,254
SYNNEX Corp.	4,251	410,264
Tech Data Corp. (a)	5,352	439,506
TTM Technologies, Inc. (a)	13,129	231,464
Turtle Beach Corp. (a)	1,099	22,332
Vishay Intertechnology, Inc.	18,548	430,314
Vishay Precision Group, Inc. (a)	1,486	56,691
Watts Water Technologies, Inc. Class A	3,891	305,054

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Woodward, Inc.	7,503	$576,681
ZAGG, Inc. (a)	3,781	65,411

		7,272,734

Engineering & Construction — 1.3%
Aegion Corp. (a)	4,541	116,931
Argan, Inc.	2,071	84,807
Comfort Systems USA, Inc.	5,130	234,954
Dycom Industries, Inc. (a)	4,227	399,494
EMCOR Group, Inc.	8,135	619,724
Exponent, Inc.	7,227	349,064
Granite Construction, Inc.	6,164	343,088
Hill International, Inc. (a)	6,888	40,639
IES Holdings, Inc. (a)	1,207	20,217
Infrastructure and Energy Alternatives, Inc. (a)	2,406	22,400
KBR, Inc.	19,743	353,795
MasTec, Inc. (a)	9,073	460,455
Mistras Group, Inc. (a)	2,501	47,219
MYR Group, Inc. (a)	2,220	78,721
NV5 Global, Inc. (a)	1,168	80,942
Orion Group Holdings, Inc. (a)	3,682	30,413
Primoris Services Corp.	5,852	159,350
Sterling Construction Co., Inc. (a)	3,735	48,667
TopBuild Corp. (a)	4,963	388,801
Tutor Perini Corp. (a)	5,268	97,195
VSE Corp.	1,234	58,961

		4,035,837

Environmental Controls — 0.7%
Advanced Disposal Services, Inc. (a)	10,149	251,492
Advanced Emissions Solutions, Inc.	2,725	30,956
AquaVenture Holdings Ltd. (a)	1,443	22,482
Casella Waste Systems, Inc. Class A (a)	5,580	142,904
CECO Environmental Corp.	4,067	24,971
Covanta Holding Corp.	16,464	271,656
Energy Recovery, Inc. (a) (b)	5,032	40,659
Evoqua Water Technologies Corp. (a)	10,594	217,177
Heritage-Crystal Clean, Inc. (a)	2,011	40,421
MSA Safety, Inc.	4,775	460,023
Pure Cycle Corp. (a)	2,271	21,688
Tetra Tech, Inc.	7,763	454,136
US Ecology, Inc.	3,070	195,559

		2,174,124

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,496	292,970
Kennametal, Inc.	11,404	409,403
Milacron Holdings Corp. (a)	9,705	183,716

		886,089

Machinery – Diversified — 0.0%
NN, Inc.	3,871	73,162

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	3,208	$191,839
Babcock & Wilcox Enterprises, Inc. (a)	4,490	10,686
Hyster-Yale Materials Handling, Inc.	1,456	93,548

		296,073

Machinery – Diversified — 0.9%
Alamo Group, Inc.	1,349	121,896
Albany International Corp. Class A	4,020	241,803
Altra Industrial Motion Corp.	4,052	174,641
Applied Industrial Technologies, Inc.	5,345	374,952
Briggs & Stratton Corp.	5,873	103,423
Cactus, Inc. (a)	3,738	126,307
Chart Industries, Inc. (a)	4,312	265,964
Columbus McKinnon Corp.	3,091	134,026
DXP Enterprises, Inc. (a)	2,237	85,453
Gencor Industries, Inc. (a)	1,308	21,124
The Gorman-Rupp Co.	2,493	87,255
Hurco Cos., Inc.	894	40,006
Ichor Holdings Ltd. (a) (b)	3,544	75,204
Kadant, Inc.	1,531	147,206
Lindsay Corp.	1,502	145,679
Manitex International, Inc. (a)	2,034	25,384
The Manitowoc Co., Inc. (a)	4,945	127,878
SPX FLOW, Inc. (a)	5,901	258,287
Tennant Co.	2,499	197,421
Twin Disc, Inc. (a)	1,197	29,710

		2,783,619

Manufacturing — 0.0%
Synalloy Corp.	1,159	23,122

Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	6,217	177,495
Atkore International Group, Inc. (a)	5,526	114,775
CIRCOR International, Inc.	2,256	83,382
DMC Global, Inc.	1,998	89,710
The Eastern Co.	756	21,206
Global Brass & Copper Holdings, Inc.	3,067	96,151
Haynes International, Inc.	1,765	64,846
Lawson Products, Inc. (a)	988	24,058
LB Foster Co. Class A (a)	1,371	31,465
Mueller Industries, Inc.	7,938	234,250
Mueller Water Products, Inc. Class A	21,653	253,773
Northwest Pipe Co. (a)	1,364	26,421
Olympic Steel, Inc.	1,257	25,655
Omega Flex, Inc.	401	31,723
Park-Ohio Holdings Corp.	1,232	45,954
RBC Bearings, Inc. (a)	3,304	425,588
Rexnord Corp. (a)	14,632	425,206
Sun Hydraulics Corp.	4,002	192,856
TimkenSteel Corp. (a)	5,679	92,852
TriMas Corp. (a)	6,416	188,630
Worthington Industries, Inc.	5,968	250,477

		2,896,473

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.6%
Actuant Corp. Class A	8,533	$250,444
American Outdoor Brands Corp. (a)	7,536	90,658
American Railcar Industries, Inc.	989	39,046
Axon Enterprise, Inc. (a)	7,355	464,689
AZZ, Inc.	3,630	157,723
Barnes Group, Inc.	6,892	405,939
Chase Corp.	1,014	118,891
EnPro Industries, Inc.	2,883	201,666
Fabrinet (a)	5,059	186,626
Federal Signal Corp.	8,315	193,656
FreightCar America, Inc.	1,663	27,922
GP Strategies Corp. (a)	1,671	29,410
Harsco Corp. (a)	11,264	248,934
Hillenbrand, Inc.	8,788	414,354
John Bean Technologies Corp.	4,382	389,560
LSB Industries, Inc. (a)	3,071	16,276
Lydall, Inc. (a)	2,369	103,407
Myers Industries, Inc.	4,281	82,195
NL Industries, Inc. (a)	1,160	10,092
Proto Labs, Inc. (a)	3,794	451,296
Raven Industries, Inc.	4,986	191,712
Standex International Corp.	1,783	182,223
Sturm, Ruger & Co., Inc.	2,371	132,776
Tredegar Corp.	3,680	86,480
Trinseo SA	6,089	432,015

		4,907,990

Packaging & Containers — 0.2%
Greif, Inc. Class A	3,578	189,241
Greif, Inc. Class B	767	44,179
KapStone Paper and Packaging Corp.	12,290	424,005
Multi-Color Corp.	1,943	125,615
UFP Technologies, Inc. (a)	973	30,017

		813,057

Transportation — 1.3%
Air Transport Services Group, Inc. (a)	8,121	183,453
ArcBest Corp.	3,615	165,206
Ardmore Shipping Corp. (a)	4,749	38,942
Atlas Air Worldwide Holdings, Inc. (a)	3,316	237,757
Costamare, Inc.	6,839	54,575
Covenant Transportation Group, Inc. Class A (a)	1,730	54,495
CryoPort, Inc. (a) (b)	3,498	55,199
Daseke, Inc. (a)	5,756	57,157
DHT Holdings, Inc.	12,865	60,337
Dorian LPG Ltd. (a)	3,874	29,597
Eagle Bulk Shipping, Inc. (a)	6,644	36,143
Echo Global Logistics, Inc. (a)	3,918	114,602
Forward Air Corp.	4,115	243,114
Frontline Ltd. (b)	10,556	61,647
GasLog Ltd.	5,744	109,710
Genco Shipping & Trading Ltd. (a)	1,194	18,507

	Number of Shares	Value
Golar LNG Ltd.	13,282	$391,288
Heartland Express, Inc.	6,470	120,019
Hub Group, Inc. Class A (a)	4,579	228,034
International Seaways, Inc. (a)	3,043	70,415
Marten Transport Ltd.	5,485	128,623
Matson, Inc.	5,927	227,478
Nordic American Tankers Ltd. (b)	20,009	53,624
Overseas Shipholding Group, Inc. Class A (a)	7,980	30,962
PAM Transportation Services, Inc. (a)	312	14,655
Radiant Logistics, Inc. (a)	5,181	20,258
Safe Bulkers, Inc. (a)	7,470	25,398
Saia, Inc. (a)	3,591	290,332
Scorpio Bulkers, Inc.	7,985	56,694
Scorpio Tankers, Inc.	41,093	115,471
Ship Finance International Ltd.	11,667	174,422
Teekay Corp. (b)	9,587	74,299
Teekay Tankers Ltd. Class A	25,619	29,974
Tidewater, Inc. (a) (b)	3,351	96,944
Universal Logistics Holdings, Inc.	1,142	29,978
USA Truck, Inc. (a)	1,109	26,028
Werner Enterprises, Inc.	6,701	251,623
YRC Worldwide, Inc. (a)	4,603	46,260

		4,023,220

Trucking & Leasing — 0.2%
GATX Corp.	5,249	389,633
General Finance Corp. (a)	1,367	18,523
The Greenbrier Cos., Inc.	4,429	233,630
Willis Lease Finance Corp. (a)	472	14,910

		656,696

		41,854,947

Technology — 9.0%
Computers — 2.5%
3D Systems Corp. (a) (b)	15,280	211,017
Agilysys, Inc. (a)	2,080	32,240
CACI International, Inc. Class A (a)	3,438	579,475
Carbon Black, Inc. (a)	1,129	29,354
Carbonite, Inc. (a)	3,733	130,282
Convergeone Holdings, Inc.	3,462	32,508
Convergys Corp.	12,771	312,123
Cray, Inc. (a)	5,657	139,162
Diebold Nixdorf, Inc. (b)	10,674	127,554
Digimarc Corp. (a)	1,570	42,076
Electronics For Imaging, Inc. (a)	6,236	203,044
Engility Holdings, Inc. (a)	2,519	77,182
Exlservice Holdings, Inc. (a)	4,673	264,539
Fluent, Inc. (a)	4,567	11,189
ForeScout Technologies, Inc. (a)	4,037	138,308
Immersion Corp. (a)	4,242	65,496
Insight Enterprises, Inc. (a)	4,901	239,806
The KeyW Holding Corp. (a) (b)	6,819	59,598

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lumentum Holdings, Inc. (a)	8,775	$508,072
MAXIMUS, Inc.	9,082	564,083
Maxwell Technologies, Inc. (a) (b)	4,991	25,953
Mercury Systems, Inc. (a)	6,574	250,206
Mitek Systems, Inc. (a)	4,581	40,771
MTS Systems Corp.	2,501	131,678
NetScout Systems, Inc. (a)	11,785	350,015
Onespan, Inc. (a)	4,412	86,696
PAR Technology Corp. (a)	1,592	28,147
Perspecta, Inc.	20,111	413,281
PlayAGS, Inc. (a)	2,241	60,664
Presidio, Inc. (a)	4,371	57,260
Qualys, Inc. (a)	4,720	397,896
Rimini Street, Inc. (a)	1,375	9,006
Science Applications International Corp.	5,931	479,996
SecureWorks Corp. Class A (a) (b)	1,122	13,969
Stratasys Ltd. (a) (b)	7,090	135,703
Super Micro Computer, Inc. (a)	5,465	129,247
Sykes Enterprises, Inc. (a)	5,539	159,412
Syntel, Inc. (a)	4,976	159,680
TTEC Holdings, Inc.	1,985	68,582
Unisys Corp. (a) (b)	7,127	91,938
USA Technologies, Inc. (a)	7,238	101,332
Varonis Systems, Inc. (a)	3,887	289,582
VeriFone Systems, Inc. (a)	15,372	350,789
Virtusa Corp. (a)	3,937	191,653
Vocera Communications, Inc. (a)	4,112	122,908
Vuzix Corp. (a) (b)	3,294	24,540

		7,938,012

Office & Business Equipment — 0.1%
Eastman Kodak Co. (a) (b)	2,332	8,862
Pitney Bowes, Inc.	26,351	225,828

		234,690

Semiconductors — 2.1%
ACM Research, Inc. (a)	1,135	12,235
Adesto Technologies Corp. (a)	2,531	21,260
Alpha & Omega Semiconductor Ltd. (a)	2,763	39,345
Ambarella, Inc. (a) (b)	4,531	174,942
Amkor Technology, Inc. (a)	14,326	123,060
Aquantia Corp. (a)	2,963	34,312
Axcelis Technologies, Inc. (a)	4,485	88,803
AXT, Inc. (a)	5,338	37,633
Brooks Automation, Inc.	9,728	317,327
Cabot Microelectronics Corp.	3,565	383,452
CEVA, Inc. (a)	3,088	93,258
Cirrus Logic, Inc. (a)	8,907	341,405
Cohu, Inc.	3,958	97,011
Diodes, Inc. (a)	5,566	191,860
Entegris, Inc.	19,870	673,593
FormFactor, Inc. (a)	10,232	136,086

	Number of Shares	Value
Impinj, Inc. (a) (b)	2,666	$58,945
Inphi Corp. (a) (b)	6,079	198,236
Integrated Device Technology, Inc. (a)	18,566	591,884
Kopin Corp. (a)	8,453	24,176
Lattice Semiconductor Corp. (a)	16,304	106,954
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,343	146,143
MaxLinear, Inc. (a)	8,748	136,381
Nanometrics, Inc. (a)	3,154	111,683
Photronics, Inc. (a)	9,507	75,818
Power Integrations, Inc.	4,010	292,931
Rambus, Inc. (a)	14,952	187,498
Rudolph Technologies, Inc. (a)	4,409	130,506
Semtech Corp. (a)	9,110	428,626
Sigma Designs, Inc. (a)	4,606	28,097
Silicon Laboratories, Inc. (a)	6,010	598,596
SMART Global Holdings, Inc. (a) (b)	1,398	44,554
Synaptics, Inc. (a)	4,852	244,395
Ultra Clean Holdings, Inc. (a)	5,428	90,105
Veeco Instruments, Inc. (a)	6,768	96,444
Xcerra Corp. (a)	7,623	106,493
Xperi Corp.	6,879	110,752

		6,574,799

Software — 4.3%
ACI Worldwide, Inc. (a)	16,110	397,434
Acxiom Corp. (a)	11,002	329,510
Allscripts Healthcare Solutions, Inc. (a)	24,922	299,064
Altair Engineering, Inc. (a)	3,490	119,288
Alteryx, Inc. Class A (a) (b)	3,916	149,435
Amber Road, Inc. (a)	3,280	30,865
American Software, Inc. Class A	3,967	57,799
Appfolio, Inc. Class A (a)	2,065	126,275
Apptio, Inc. Class A (a)	4,716	170,719
Asure Software, Inc. (a)	1,381	22,027
Avaya Holdings Corp. (a)	14,655	294,272
Avid Technology, Inc. (a)	3,851	20,025
Benefitfocus, Inc. (a) (b)	2,783	93,509
Blackbaud, Inc.	6,755	692,050
Blackline, Inc. (a)	4,535	196,955
Bottomline Technologies de, Inc. (a)	5,628	280,443
Box, Inc. Class A (a)	17,809	445,047
Brightcove, Inc. (a)	5,014	48,385
Castlight Health, Inc. Class B (a)	10,764	45,747
Cision Ltd. (a)	5,474	81,836
Cloudera, Inc. (a)	14,465	197,303
CommVault Systems, Inc. (a)	5,503	362,373
Computer Programs & Systems, Inc.	1,586	52,179
Cornerstone OnDemand, Inc. (a)	7,471	354,350
Cotiviti Holdings, Inc. (a)	5,527	243,906
Coupa Software, Inc. (a)	7,442	463,190
CSG Systems International, Inc.	4,675	191,067

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Digi International, Inc. (a)	3,860	$50,952
Donnelley Financial Solutions, Inc. (a)	4,716	81,917
Ebix, Inc. (b)	3,368	256,810
Envestnet, Inc. (a)	6,182	339,701
Everbridge, Inc. (a)	3,674	174,221
Evolent Health, Inc. Class A (a) (b)	9,438	198,670
Exela Technologies, Inc. (a)	6,636	31,521
Five9, Inc. (a)	7,940	274,486
Glu Mobile, Inc. (a)	15,376	98,560
Hortonworks, Inc. (a)	9,600	174,912
HubSpot, Inc. (a)	5,074	636,280
InnerWorkings, Inc. (a)	6,309	54,825
Inovalon Holdings, Inc. Class A (a) (b)	9,640	95,677
Instructure, Inc. (a)	4,381	186,412
j2 Global, Inc.	6,557	567,902
LivePerson, Inc. (a)	7,894	166,563
Majesco (a)	733	4,508
ManTech International Corp. Class A	3,703	198,629
Medidata Solutions, Inc. (a)	8,080	650,925
MicroStrategy, Inc. Class A (a)	1,330	169,907
MINDBODY, Inc. Class A (a)	6,011	232,025
MobileIron, Inc. (a)	9,932	44,197
Model N, Inc. (a)	3,526	65,584
Monotype Imaging Holdings, Inc.	5,849	118,735
NantHealth, Inc. (a) (b)	3,299	10,920
New Relic, Inc. (a)	6,203	623,960
Omnicell, Inc. (a)	5,367	281,499
Park City Group, Inc. (a) (b)	1,772	13,999
PDF Solutions, Inc. (a)	3,760	45,045
pdvWireless, Inc. (a)	1,356	33,832
Progress Software Corp.	6,308	244,877
PROS Holdings, Inc. (a)	3,888	142,184
QAD, Inc. Class A	1,438	72,116
Quality Systems, Inc. (a)	7,437	145,021
Ribbon Communications, Inc. (a)	7,370	52,474
Rosetta Stone, Inc. (a)	2,761	44,259
SailPoint Technologies Holding, Inc. (a)	5,394	132,369
SendGrid, Inc. (a)	1,255	33,283
Simulations Plus, Inc.	1,610	35,822
SPS Commerce, Inc. (a)	2,365	173,780
Tabula Rasa HealthCare, Inc. (a)	2,421	154,532
Telenav, Inc. (a)	4,487	25,127
TiVo Corp.	16,903	227,345
Upland Software, Inc. (a)	2,201	75,648
Verint Systems, Inc. (a)	8,912	395,247
Veritone, Inc. (a) (b)	1,000	16,820
Workiva, Inc. (a)	3,871	94,452

		13,713,583

		28,461,084

	Number of Shares	Value
Utilities — 3.1%
Electric — 1.6%
ALLETE, Inc.	7,211	$558,204
Ameresco, Inc. Class A (a)	2,636	31,632
Atlantic Power Corp. (a)	15,829	34,824
Avista Corp.	9,176	483,208
Black Hills Corp.	7,501	459,136
El Paso Electric Co.	5,668	334,979
IDACORP, Inc.	7,066	651,768
MGE Energy, Inc.	4,892	308,441
NorthWestern Corp.	6,956	398,231
NRG Yield, Inc. Class A	4,904	83,613
NRG Yield, Inc. Class C	9,181	157,913
Ormat Technologies, Inc.	5,589	297,279
Otter Tail Corp.	5,519	262,704
PNM Resources, Inc.	11,143	433,463
Portland General Electric Co.	12,519	535,312
Spark Energy, Inc. Class A (b)	1,677	16,351
Unitil Corp.	2,051	104,683

		5,151,741

Gas — 1.2%
Chesapeake Utilities Corp.	2,215	177,089
New Jersey Resources Corp.	12,212	546,487
Northwest Natural Gas Co.	4,009	255,774
ONE Gas, Inc.	7,297	545,378
RGC Resources, Inc.	1,038	30,289
South Jersey Industries, Inc. (b)	12,009	401,941
Southwest Gas Holdings, Inc.	6,759	515,509
Spire, Inc.	6,896	487,202
WGL Holdings, Inc.	7,177	636,959

		3,596,628

Water — 0.3%
American States Water Co.	5,127	293,059
Artesian Resources Corp. Class A	1,145	44,392
California Water Service Group	6,728	262,055
Connecticut Water Service, Inc.	1,688	110,260
Consolidated Water Co. Ltd.	1,997	25,761
Global Water Resources, Inc.	1,459	13,715
Middlesex Water Co.	2,246	94,714
SJW Group	2,414	159,855
The York Water Co.	1,760	55,968

		1,059,779

		9,808,148

TOTAL COMMON STOCK (Cost $256,795,576)		307,785,205

TOTAL EQUITIES (Cost $256,795,576)		307,785,205

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	$11,338

Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	23,469	44,356
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-

		44,356

TOTAL RIGHTS (Cost $26,133)		55,694

MUTUAL FUNDS — 7.9%
Diversified Financial Services — 7.9%
State Street Navigator Securities Lending Prime Portfolio (e)	24,722,559	24,722,559

TOTAL MUTUAL FUNDS (Cost $24,722,559)		24,722,559

TOTAL LONG-TERM INVESTMENTS (Cost $281,544,268)		332,563,458

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$7,849,683	7,849,683

	Principal Amount	Value
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 7/19/18 (g)	$835,000	$834,315

TOTAL SHORT-TERM INVESTMENTS (Cost $8,683,991)		8,683,998

TOTAL INVESTMENTS — 108.4% (Cost $290,228,259) (h)		341,247,456

Other Assets/(Liabilities) — (8.4)%		(26,310,414)

NET ASSETS — 100.0%		$314,937,042

Abbreviation Legend

CVR	Contingent Value Rights
MTA	Monthly Treasury Average Index

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $24,038,271 or 7.63% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $55,694 or 0.02% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $7,850,298. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $8,011,040.

(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
Russell 2000 E Mini Index	9/21/18	111	$9,318,355	$(174,730)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 93.5%
Basic Materials — 3.3%
Chemicals — 2.7%
Air Products & Chemicals, Inc.	387,000	$60,267,510
FMC Corp.	344,952	30,773,168
RPM International, Inc.	836,000	48,755,520
The Sherwin-Williams Co.	40,580	16,539,191
Valvoline, Inc.	2,106,000	45,426,420

		201,761,809

Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a) (b)	549,210	13,796,155

Mining — 0.4%
Franco-Nevada Corp. (b)	385,000	28,112,700

		243,670,664

Communications — 2.9%
Internet — 2.7%
Carvana Co. (a) (b)	196,477	8,173,443
Dropbox, Inc. Class B (Lockup) (c)	181,948	5,898,754
Expedia Group, Inc.	327,000	39,302,130
IAC/InterActiveCorp (a)	435,000	66,333,150
Match Group, Inc. (a) (b)	121,690	4,714,271
Palo Alto Networks, Inc. (a)	99,168	20,376,049
Shopify, Inc. Class A (a)	90,000	13,130,100
Symantec Corp.	1,344,000	27,753,600
Zillow Group, Inc. Class C (a)	84,080	4,965,765
Zillow Group, Inc. Class A (a)	104,000	6,214,000

		196,861,262

Telecommunications — 0.2%
Maxar Technologies Ltd. (b)	298,717	15,091,183

		211,952,445

Consumer, Cyclical — 16.6%
Airlines — 0.6%
JetBlue Airways Corp. (a)	682,795	12,959,449
United Continental Holdings, Inc. (a)	488,000	34,028,240

		46,987,689

Apparel — 0.3%
PVH Corp.	138,000	20,661,360

Auto Manufacturers — 0.2%
Ferrari NV	99,000	13,365,990

Auto Parts & Equipment — 0.7%
Aptiv PLC	582,000	53,328,660

Distribution & Wholesale — 2.1%
HD Supply Holdings, Inc. (a)	1,711,573	73,409,366
KAR Auction Services, Inc.	1,194,348	65,450,271
LKQ Corp. (a)	526,208	16,786,035

		155,645,672

	Number of Shares	Value
Entertainment — 0.8%
Vail Resorts, Inc.	213,000	$58,402,470

Food Services — 0.8%
Aramark	1,596,099	59,215,273

Leisure Time — 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	1,637,000	77,348,250
Royal Caribbean Cruises Ltd.	198,000	20,512,800

		97,861,050

Lodging — 1.8%
Hilton Worldwide Holdings, Inc.	288,000	22,798,080
Marriott International, Inc. Class A	388,000	49,120,800
MGM Resorts International	1,941,564	56,363,603

		128,282,483

Retail — 8.0%
Advance Auto Parts, Inc.	80,964	10,986,815
Beacon Roofing Supply, Inc. (a)	245,657	10,469,901
Burlington Stores, Inc. (a)	267,000	40,191,510
CarMax, Inc. (a)	545,000	39,714,150
Casey’s General Stores, Inc.	370,000	38,879,600
Darden Restaurants, Inc.	185,000	19,806,100
Dollar General Corp.	1,303,439	128,519,085
Dollar Tree, Inc. (a)	117,028	9,947,380
Dunkin’ Brands Group, Inc. (b)	499,000	34,465,930
The Michaels Cos., Inc. (a)	783,000	15,010,110
O’Reilly Automotive, Inc. (a)	235,915	64,539,267
Ross Stores, Inc.	177,990	15,084,652
Tapestry, Inc.	2,307,000	107,759,970
Texas Roadhouse, Inc.	135,661	8,887,152
Ulta Salon Cosmetics & Fragrance, Inc. (a)	98,000	22,879,080
Yum! Brands, Inc.	268,949	21,037,191

		588,177,893

		1,221,928,540

Consumer, Non-cyclical — 25.3%
Beverages — 0.1%
Monster Beverage Corp. (a)	128,665	7,372,505

Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. (a)	324,000	31,910,760
BioMarin Pharmaceutical, Inc. (a)	209,492	19,734,146
Exact Sciences Corp. (a)	191,490	11,449,187
Illumina, Inc. (a)	120,182	33,565,631
Incyte Corp. (a)	530,889	35,569,563
Sage Therapeutics, Inc. (a)	62,000	9,704,860
Seattle Genetics, Inc. (a)	364,233	24,181,429

		166,115,576

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 9.7%
Bright Horizons Family Solutions, Inc. (a)	92,010	$9,432,865
Cintas Corp.	185,649	34,358,060
CoreLogic, Inc. (a)	1,008,000	52,315,200
CoStar Group, Inc. (a)	97,400	40,190,162
Equifax, Inc.	153,000	19,141,830
FleetCor Technologies, Inc. (a)	227,655	47,955,526
Gartner, Inc. (a)	290,036	38,545,784
Global Payments, Inc.	725,272	80,860,575
IHS Markit Ltd. (a)	731,000	37,712,290
MarketAxess Holdings, Inc.	91,000	18,005,260
Moody’s Corp.	81,214	13,851,860
ServiceMaster Global Holdings, Inc. (a)	1,097,555	65,271,596
TransUnion	812,000	58,171,680
Verisk Analytics, Inc. (a)	581,000	62,538,840
WeWork Companies, Inc. Class A (c) (d)	34,577	1,585,355
WEX, Inc. (a)	151,791	28,913,151
Worldpay, Inc. Class A (a)	1,272,608	104,073,882

		712,923,916

Foods — 1.1%
Conagra Brands, Inc.	688,000	24,582,240
Sprouts Farmers Market, Inc. (a)	1,063,000	23,460,410
TreeHouse Foods, Inc. (a)	618,000	32,451,180

		80,493,830

Health Care – Products — 7.7%
ABIOMED, Inc. (a)	19,981	8,173,228
Align Technology, Inc. (a)	37,115	12,698,526
Bruker Corp.	1,245,985	36,183,404
The Cooper Cos., Inc.	551,192	129,778,156
DENTSPLY SIRONA, Inc.	251,000	10,986,270
Edwards Lifesciences Corp. (a)	113,408	16,508,803
Hologic, Inc. (a)	2,384,000	94,764,000
IDEXX Laboratories, Inc. (a)	78,000	16,999,320
Insulet Corp. (a)	141,263	12,106,239
Merit Medical Systems, Inc. (a)	117,878	6,035,354
Nevro Corp. (a)	90,386	7,217,322
QIAGEN NV (a)	405,070	14,647,331
STERIS PLC	162,406	17,054,254
Teleflex, Inc.	569,641	152,783,413
West Pharmaceutical Services, Inc.	296,000	29,389,840

		565,325,460

Health Care – Services — 2.5%
Acadia Healthcare Co., Inc. (a)	712,000	29,127,920
Catalent, Inc. (a)	1,153,000	48,299,170
Envision Healthcare Corp. (a)	1,137,000	50,039,370
IQVIA Holdings, Inc. (a)	337,000	33,639,340
MEDNAX, Inc. (a)	603,553	26,121,774

		187,227,574

	Number of Shares	Value
Pharmaceuticals — 1.9%
Alkermes PLC (a)	1,278,283	$52,614,128
DexCom, Inc. (a)	222,000	21,085,560
Madrigal Pharmaceuticals, Inc. (a)	14,363	4,017,188
Nektar Therapeutics (a)	119,700	5,844,951
Neurocrine Biosciences, Inc. (a)	126,558	12,433,058
TESARO, Inc. (a) (b)	250,118	11,122,747
Zoetis, Inc.	342,465	29,174,593

		136,292,225

		1,855,751,086

Energy — 1.6%
Oil & Gas — 1.6%
ARC Resources Ltd. (b)	1,067,000	11,021,839
Carrizo Oil & Gas, Inc. (a) (b)	570,807	15,896,975
Centennial Resource Development, Inc. Class A (a)	989,000	17,861,340
Concho Resources, Inc. (a)	452,604	62,617,763
Venture Global LNG, Inc. Series B (c) (d)	216	1,094,040
Venture Global LNG, Inc. Series C (c) (d)	1,328	6,726,320

		115,218,277

Financial — 8.8%
Banks — 1.0%
Fifth Third Bancorp	1,171,000	33,607,700
Webster Financial Corp.	583,005	37,137,419

		70,745,119

Diversified Financial Services — 4.5%
Cboe Global Markets, Inc.	484,000	50,369,880
E*TRADE Financial Corp. (a)	177,367	10,847,766
Evercore, Inc. Class A	136,521	14,396,139
FNF Group	2,034,000	76,519,080
LPL Financial Holdings, Inc.	298,052	19,534,328
Nasdaq, Inc.	266,063	24,283,570
Raymond James Financial, Inc.	264,128	23,599,837
SLM Corp. (a)	1,740,000	19,923,000
TD Ameritrade Holding Corp.	1,587,000	86,919,990

		326,393,590

Insurance — 3.1%
Aon PLC	108,228	14,845,635
Assurant, Inc.	226,000	23,388,740
Axis Capital Holdings Ltd.	192,000	10,679,040
The Progressive Corp.	1,348,000	79,734,200
Willis Towers Watson PLC	670,844	101,699,950

		230,347,565

Real Estate Investment Trusts (REITS) — 0.2%
SBA Communications Corp. (a)	94,950	15,678,144

		643,164,418

Industrial — 20.0%
Aerospace & Defense — 1.4%
Harris Corp.	611,895	88,443,303

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
L3 Technologies, Inc.	79,147	$15,221,551

		103,664,854

Building Materials — 1.1%
Eagle Materials, Inc.	113,889	11,954,928
Martin Marietta Materials, Inc.	213,747	47,736,117
Vulcan Materials Co.	133,660	17,250,160

		76,941,205

Electrical Components & Equipment — 0.1%
Universal Display Corp. (b)	67,115	5,771,890

Electronics — 7.1%
ADT, Inc. (b)	1,170,000	10,120,500
Agilent Technologies, Inc.	1,346,000	83,236,640
Allegion PLC	601,000	46,493,360
Amphenol Corp. Class A	190,822	16,630,138
Coherent, Inc. (a)	133,000	20,803,860
Corning, Inc.	1,935,000	53,231,850
Fortive Corp.	726,000	55,981,860
Keysight Technologies, Inc. (a)	1,926,000	113,691,780
National Instruments Corp.	443,000	18,597,140
Sensata Technologies Holding PLC (a)	1,808,000	86,024,640
Waters Corp. (a)	79,036	15,300,579

		520,112,347

Environmental Controls — 1.1%
Waste Connections, Inc.	1,111,055	83,640,220

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	625,532	38,983,154

Machinery – Diversified — 3.8%
Gardner Denver Holdings, Inc. (a)	948,895	27,888,024
IDEX Corp.	668,000	91,168,640
Rockwell Automation, Inc.	53,955	8,968,940
Roper Technologies, Inc.	375,000	103,466,250
Xylem, Inc.	714,000	48,109,320

		279,601,174

Miscellaneous – Manufacturing — 2.7%
A.O. Smith Corp.	257,570	15,235,266
Colfax Corp. (a)	958,000	29,362,700
Hexcel Corp.	253,396	16,820,426
Textron, Inc.	2,094,422	138,043,354

		199,461,746

Packaging & Containers — 1.4%
Ardagh Group SA	94,000	1,562,280
Ball Corp.	2,403,392	85,440,586
Sealed Air Corp.	398,000	16,895,100

		103,897,966

Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	99,000	12,033,450
Kansas City Southern	341,000	36,132,360

	Number of Shares	Value
Knight-Swift Transportation Holdings, Inc.	267,171	$10,208,604

		58,374,414

		1,470,448,970

Technology — 14.2%
Computers — 0.6%
Conduent, Inc. (a)	439,777	7,990,748
DXC Technology Co.	316,080	25,479,209
Fortinet, Inc. (a)	128,575	8,026,937

		41,496,894

Semiconductors — 5.6%
Integrated Device Technology, Inc. (a)	474,332	15,121,704
Lam Research Corp.	71,462	12,352,207
MACOM Technology Solutions Holdings, Inc. (a) (b)	315,148	7,261,010
Marvell Technology Group Ltd.	3,127,271	67,048,690
Maxim Integrated Products, Inc.	572,000	33,553,520
Microchip Technology, Inc. (b)	1,306,000	118,780,700
Monolithic Power Systems, Inc.	110,564	14,779,090
Qorvo, Inc. (a)	537,827	43,117,591
Semtech Corp. (a)	410,361	19,307,485
Skyworks Solutions, Inc.	287,000	27,738,550
Xilinx, Inc.	824,000	53,774,240

		412,834,787

Software — 8.0%
Activision Blizzard, Inc.	108,464	8,277,972
athenahealth, Inc. (a)	71,000	11,298,940
Atlassian Corp. PLC Class A (a)	698,000	43,638,960
Black Knight, Inc. (a)	869,000	46,534,950
CDK Global, Inc.	665,202	43,271,390
Dropbox, Inc. (a)	50,197	1,627,387
Electronic Arts, Inc. (a)	247,123	34,849,285
Fidelity National Information Services, Inc.	335,000	35,520,050
Fiserv, Inc. (a)	967,000	71,645,030
Guidewire Software, Inc. (a)	191,000	16,956,980
InterXion Holding NV (a)	367,433	22,935,168
Jack Henry & Associates, Inc.	83,379	10,869,286
Red Hat, Inc. (a)	319,608	42,945,727
ServiceNow, Inc. (a)	105,810	18,249,051
Splunk, Inc. (a)	264,460	26,210,631
SS&C Technologies Holdings, Inc	1,001,498	51,977,746
Tableau Software, Inc. Class A (a)	347,000	33,919,250
Veeva Systems, Inc. Class A (a)	153,000	11,759,580
Workday, Inc. Class A (a)	484,000	58,622,080

		591,109,463

		1,045,441,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.8%
Electric — 0.5%
Sempra Energy	298,000	$34,600,780
Gas — 0.3%
Atmos Energy Corp.	232,000	20,912,479

		55,513,259

TOTAL COMMON STOCK (Cost $5,744,423,794)		6,863,088,803

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd. Series F (a) (c) (d)	16,844	5,955,543

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc. Series D 1 (a) (c) (d)	83,736	3,839,296
WeWork Companies, Inc. Series D 2 (a) (c) (d)	65,792	3,016,563

		6,855,859

TOTAL PREFERRED STOCK (Cost $8,445,357)		12,811,402

TOTAL EQUITIES (Cost $5,752,869,151)		6,875,900,205

MUTUAL FUNDS — 5.1%
Diversified Financial Services — 5.1%
State Street Navigator Securities Lending Prime Portfolio (e)	159,180,982	159,180,982
T. Rowe Price Government Reserve Investment Fund	214,869,183	214,869,183

		374,050,165

TOTAL MUTUAL FUNDS (Cost $374,050,165)		374,050,165

TOTAL LONG-TERM INVESTMENTS (Cost $6,126,919,316)		7,249,950,370

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$236,268,626	236,268,626

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$286,124	$286,124

TOTAL SHORT-TERM INVESTMENTS (Cost $236,554,750)		236,554,750

TOTAL INVESTMENTS — 102.0% (Cost $6,363,474,066) (g)		7,486,505,120

Other Assets/(Liabilities) — (2.0)%		(144,507,891)

NET ASSETS — 100.0%		$7,341,997,229

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $155,424,319 or 2.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $28,115,871 or 0.38% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $236,287,134. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 12/31/23 – 2/15/24, and an aggregate market value, including accrued interest, of $241,001,524.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.2%
Basic Materials — 4.4%
Chemicals — 3.3%
Cabot Corp.	31,624	$1,953,414
Ferro Corp. (a)	237,348	4,948,706
Ingevity Corp. (a)	55,716	4,505,196
Methanex Corp.	33,812	2,390,508
Minerals Technologies, Inc.	28,885	2,176,485
Orion Engineered Carbons SA	78,500	2,421,725
PolyOne Corp.	36,285	1,568,238

		19,964,272

Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a) (b)	62,120	1,560,454
Carpenter Technology Corp.	100,898	5,304,208

		6,864,662

		26,828,934

Communications — 8.6%
Internet — 7.0%
Boingo Wireless, Inc. (a)	44,837	1,012,868
DraftKings, Inc. (a) (c) (d)	281,739	524,035
Dropbox, Inc. Class B (Lockup) (a) (d)	8,864	287,371
Etsy, Inc. (a)	51,980	2,193,036
GrubHub, Inc. (a) (b)	24,030	2,520,987
Mimecast Ltd. (a)	73,507	3,029,223
Okta, Inc. (a)	27,588	1,389,608
Proofpoint, Inc. (a)	28,400	3,274,804
Q2 Holdings, Inc. (a)	60,660	3,460,653
RingCentral, Inc. Class A (a)	51,310	3,609,658
Shutterfly, Inc. (a)	29,288	2,636,799
The Trade Desk, Inc. Class A (a)	49,814	4,672,553
TrueCar, Inc. (a)	81,500	822,335
Twilio, Inc. Class A (a)	50,833	2,847,665
Veracode, Inc. (Escrow Shares) (c) (d)	30,294	121,782
Wayfair, Inc. Class A (a) (b)	18,503	2,197,416
Wix.com Ltd. (a)	45,539	4,567,562
Zendesk, Inc. (a)	60,922	3,319,640

		42,487,995

Media — 0.4%
The New York Times Co. Class A	104,479	2,706,006

Telecommunications — 1.2%
Acacia Communications, Inc. (a) (b)	30,498	1,061,635
Ciena Corp. (a)	91,417	2,423,465
Vonage Holdings Corp. (a)	274,255	3,535,147

		7,020,247

		52,214,248

	Number of Shares	Value
Consumer, Cyclical — 14.7%
Airlines — 0.5%
JetBlue Airways Corp. (a)	71,288	$1,353,046
Spirit Airlines, Inc. (a) (b)	45,313	1,647,128

		3,000,174

Apparel — 1.0%
Canada Goose Holdings, Inc. (a) (b)	19,720	1,160,522
Deckers Outdoor Corp. (a)	15,108	1,705,542
Skechers U.S.A., Inc. Class A (a)	43,426	1,303,214
Under Armour, Inc. Class A (a)	4,985	112,063
Under Armour, Inc. Class C (a) (b)	90,940	1,917,015

		6,198,356

Auto Parts & Equipment — 0.8%
Tenneco, Inc.	44,269	1,946,065
Visteon Corp. (a)	24,550	3,172,842

		5,118,907

Distribution & Wholesale — 1.8%
G-III Apparel Group Ltd. (a)	25,600	1,136,640
Pool Corp.	30,620	4,638,930
SiteOne Landscape Supply, Inc. (a)	60,958	5,118,643

		10,894,213

Entertainment — 1.2%
Cinemark Holdings, Inc.	60,841	2,134,302
Marriott Vacations Worldwide Corp. (b)	20,205	2,282,357
Penn National Gaming, Inc. (a)	60,180	2,021,446
Vail Resorts, Inc.	3,060	839,022

		7,277,127

Home Builders — 0.5%
TRI Pointe Group, Inc. (a)	196,167	3,209,292

Home Furnishing — 0.2%
Roku, Inc. (a)	22,440	956,393

Leisure Time — 1.6%
Acushnet Holdings Corp.	88,466	2,163,878
Lindblad Expeditions Holdings, Inc. (a)	169,286	2,243,040
Planet Fitness, Inc. Class A (a)	115,998	5,096,952

		9,503,870

Lodging — 1.3%
Boyd Gaming Corp.	159,319	5,521,997
Choice Hotels International, Inc.	32,610	2,465,316

		7,987,313

Retail — 5.6%
Beacon Roofing Supply, Inc. (a)	42,374	1,805,980
BJ’s Restaurants, Inc.	19,930	1,195,800
BMC Stock Holdings, Inc. (a)	93,333	1,945,993
Burlington Stores, Inc. (a)	21,700	3,266,501

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cheesecake Factory, Inc. (b)	41,450	$2,282,237
Chico’s FAS, Inc.	212,983	1,733,682
The Children’s Place, Inc.	15,190	1,834,952
FirstCash, Inc.	25,191	2,263,411
Five Below, Inc. (a)	8,619	842,162
Floor & Decor Holdings, Inc. Class A (a)	55,608	2,743,143
La-Z-Boy, Inc.	62,239	1,904,513
Nu Skin Enterprises, Inc. Class A	25,925	2,027,076
Ollie’s Bargain Outlet Holdings, Inc. (a)	60,480	4,384,800
Papa John’s International, Inc. (b)	22,100	1,120,912
Shake Shack, Inc. Class A (a)	11,540	763,717
Texas Roadhouse, Inc.	17,980	1,177,870
Wingstop, Inc.	49,100	2,559,092

		33,851,841

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	24,860	1,165,934

		89,163,420

Consumer, Non-cyclical — 24.1%
Biotechnology — 3.4%
Aduro Biotech, Inc. (a) (b)	72,349	506,443
Amicus Therapeutics, Inc. (a) (b)	54,103	845,089
Arena Pharmaceuticals, Inc. (a)	18,483	805,859
Audentes Therapeutics, Inc. (a)	17,550	670,586
Blueprint Medicines Corp. (a)	26,156	1,660,383
CRISPR Therapeutics AG (a) (b)	34,133	2,005,655
Exact Sciences Corp. (a)	50,977	3,047,915
Karyopharm Therapeutics, Inc. (a)	47,955	814,755
Ligand Pharmaceuticals, Inc. (a)	15,840	3,281,573
Loxo Oncology, Inc. (a)	11,330	1,965,528
REGENXBIO, Inc. (a)	10,503	753,590
Sage Therapeutics, Inc. (a)	7,621	1,192,915
Spark Therapeutics, Inc. (a) (b)	24,849	2,056,503
Ultragenyx Pharmaceutical, Inc. (a)	10,398	799,294

		20,406,088

Commercial Services — 5.3%
AMN Healthcare Services, Inc. (a)	20,270	1,187,822
ASGN, Inc. (a)	20,212	1,580,376
Bright Horizons Family Solutions, Inc. (a)	39,640	4,063,893
The Brink’s Co.	30,518	2,433,811
Cardtronics PLC Class A (a)	79,104	1,912,735
CoStar Group, Inc. (a)	5,473	2,258,324
Green Dot Corp. Class A (a)	64,439	4,729,178
HealthEquity, Inc. (a)	36,880	2,769,688
HMS Holdings Corp. (a)	121,099	2,618,160
Insperity, Inc.	5,860	558,165
Sotheby’s (a)	31,140	1,692,148
TriNet Group, Inc. (a)	82,676	4,624,895

	Number of Shares	Value
TrueBlue, Inc. (a)	62,823	$1,693,080

		32,122,275

Foods — 0.9%
Performance Food Group Co. (a)	155,298	5,699,436

Health Care – Products — 7.8%
AxoGen, Inc. (a)	17,361	872,390
Bio-Techne Corp.	11,310	1,673,315
Cantel Medical Corp.	31,010	3,050,144
Globus Medical, Inc. Class A (a)	86,131	4,346,170
Haemonetics Corp. (a)	43,783	3,926,459
Hill-Rom Holdings, Inc.	19,490	1,702,257
ICU Medical, Inc. (a)	12,850	3,773,402
Inogen, Inc. (a)	18,558	3,457,912
Insulet Corp. (a)	125,885	10,788,344
Integra LifeSciences Holdings Corp. (a)	45,050	2,901,671
iRhythm Technologies, Inc. (a)	26,000	2,109,380
Merit Medical Systems, Inc. (a)	10,650	545,280
MiMedx Group, Inc. (a) (b)	132,053	843,819
OraSure Technologies, Inc. (a)	34,917	575,083
Penumbra, Inc. (a)	18,480	2,553,012
Quidel Corp. (a)	36,210	2,407,965
Repligen Corp. (a)	37,670	1,771,997

		47,298,600

Health Care – Services — 2.7%
Amedisys, Inc. (a)	37,100	3,170,566
LHC Group, Inc. (a)	22,850	1,955,731
LifePoint Health, Inc. (a)	34,413	1,679,354
Molina Healthcare, Inc. (a)	40,321	3,949,039
Syneos Health, Inc. (a)	38,122	1,787,922
Teladoc, Inc. (a) (b)	21,132	1,226,713
Tivity Health, Inc. (a)	33,190	1,168,288
WellCare Health Plans, Inc. (a)	5,740	1,413,418

		16,351,031

Pharmaceuticals — 4.0%
Aerie Pharmaceuticals, Inc. (a) (b)	50,014	3,378,446
Agios Pharmaceuticals, Inc. (a) (b)	13,820	1,164,059
DexCom, Inc. (a)	9,456	898,131
G1 Therapeutics, Inc. (a)	12,301	534,601
Galapagos NV Sponsored ADR (a)	11,553	1,064,955
Global Blood Therapeutics, Inc. (a)	9,290	419,908
Heron Therapeutics, Inc. (a)	31,612	1,228,126
Ironwood Pharmaceuticals, Inc. (a) (b)	44,991	860,228
MyoKardia, Inc. (a)	20,318	1,008,789
Neogen Corp. (a)	25,693	2,060,322
Neurocrine Biosciences, Inc. (a)	26,215	2,575,361
Portola Pharmaceuticals, Inc. (a)	18,793	709,812
PRA Health Sciences, Inc. (a)	58,622	5,472,950
Revance Therapeutics, Inc. (a)	33,958	932,147
Rhythm Pharmaceuticals, Inc. (a)	20,000	625,200

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Supernus Pharmaceuticals, Inc. (a)	22,720	$1,359,792
Tricida, Inc. (a)	2,300	68,770

		24,361,597

		146,239,027

Energy — 2.7%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a)	33,467	1,762,372
Pattern Energy Group, Inc. (b)	116,419	2,182,856

		3,945,228

Oil & Gas — 2.1%
Alta Mesa Resources, Inc. (a)	92,958	633,044
Callon Petroleum Co. (a)	185,269	1,989,789
Centennial Resource Development, Inc. Class A (a)	178,435	3,222,536
Delek US Holdings, Inc.	38,068	1,909,872
Matador Resources Co. (a)	65,930	1,981,196
Viper Energy Partners LP	64,600	2,061,386
WildHorse Resource Development Corp. (a)	32,830	832,569

		12,630,392

		16,575,620

Financial — 14.8%
Banks — 5.3%
Ameris Bancorp	29,816	1,590,684
BancorpSouth Bank	112,274	3,699,428
CenterState Bank Corp.	52,983	1,579,953
FCB Financial Holdings, Inc. Class A (a)	18,750	1,102,500
First Financial Bancorp	72,726	2,229,052
First Interstate BancSystem, Inc. Class A	50,117	2,114,937
National Bank Holdings Corp. Class A	60,580	2,337,782
Seacoast Banking Corp. of Florida (a)	72,409	2,286,676
South State Corp.	22,685	1,956,581
Texas Capital Bancshares, Inc. (a)	42,783	3,914,645
Union Bankshares Corp.	98,329	3,823,032
Western Alliance Bancorp (a)	58,850	3,331,499
Wintrust Financial Corp.	27,100	2,359,055

		32,325,824

Diversified Financial Services — 2.1%
Air Lease Corp.	47,841	2,007,887
Evercore, Inc. Class A	10,390	1,095,625
Hamilton Lane, Inc. Class A	26,440	1,268,327
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	139,932	2,763,657
Interactive Brokers Group, Inc. Class A	8,570	551,994
LPL Financial Holdings, Inc.	47,210	3,094,143

	Number of Shares	Value
PRA Group, Inc. (a) (b)	55,329	$2,132,933

		12,914,566

Insurance — 2.9%
Assured Guaranty Ltd.	60,089	2,146,980
eHealth, Inc. (a)	122,486	2,706,940
Horace Mann Educators Corp.	48,629	2,168,853
James River Group Holdings Ltd.	53,461	2,100,483
Kemper Corp.	27,143	2,053,368
Kinsale Capital Group, Inc.	21,829	1,197,539
MGIC Investment Corp. (a)	137,540	1,474,429
NMI Holdings, Inc. Class A (a)	124,759	2,033,572
Primerica, Inc.	17,620	1,754,952

		17,637,116

Private Equity — 0.4%
Kennedy-Wilson Holdings, Inc.	119,540	2,528,271

Real Estate — 0.2%
Five Point Holdings LLC Class A (a) (b)	121,861	1,370,936

Real Estate Investment Trusts (REITS) — 3.0%
CoreSite Realty Corp.	7,938	879,689
Corporate Office Properties Trust	36,476	1,057,439
Life Storage, Inc.	25,124	2,444,816
MFA Financial, Inc.	224,751	1,703,613
PotlatchDeltic Corp.	43,573	2,215,687
PS Business Parks, Inc.	17,531	2,252,734
Redwood Trust, Inc.	127,694	2,103,120
Rexford Industrial Realty, Inc.	64,628	2,028,673
Xenia Hotels & Resorts, Inc.	136,020	3,313,447

		17,999,218

Savings & Loans — 0.9%
Sterling Bancorp	229,247	5,387,305

		90,163,236

Industrial — 14.2%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	57,545	1,697,002
HEICO Corp.	51,394	3,748,146
Teledyne Technologies, Inc. (a)	8,298	1,651,800

		7,096,948

Building Materials — 1.4%
Lennox International, Inc.	11,650	2,331,747
Summit Materials, Inc. Class A (a)	147,163	3,863,029
Trex Co., Inc. (a)	33,470	2,094,887

		8,289,663

Electrical Components & Equipment — 1.0%
EnerSys	24,926	1,860,477
Littelfuse, Inc.	9,720	2,217,909
Novanta, Inc. (a)	35,080	2,185,484

		6,263,870

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
II-VI, Inc. (a)	40,602	$1,764,157
Watts Water Technologies, Inc. Class A	27,511	2,156,862

		3,921,019

Engineering & Construction — 1.6%
Dycom Industries, Inc. (a)	14,220	1,343,932
Granite Construction, Inc.	39,910	2,221,391
MasTec, Inc. (a)	50,680	2,572,010
TopBuild Corp. (a)	44,320	3,472,029

		9,609,362

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	32,042	1,779,933

Machinery – Construction & Mining — 0.8%
Astec Industries, Inc.	20,487	1,225,123
BWX Technologies, Inc.	55,160	3,437,571

		4,662,694

Machinery – Diversified — 1.6%
Altra Industrial Motion Corp.	29,328	1,264,037
Chart Industries, Inc. (a)	68,379	4,217,616
SPX FLOW, Inc. (a)	93,035	4,072,142

		9,553,795

Metal Fabricate & Hardware — 1.8%
Advanced Drainage Systems, Inc.	91,503	2,612,411
RBC Bearings, Inc. (a)	23,250	2,994,833
Rexnord Corp. (a)	124,320	3,612,739
The Timken Co.	36,795	1,602,422

		10,822,405

Miscellaneous – Manufacturing — 2.0%
Actuant Corp. Class A	167,969	4,929,890
Axon Enterprise, Inc. (a)	21,625	1,366,267
ITT, Inc.	61,613	3,220,512
John Bean Technologies Corp.	29,394	2,613,127

		12,129,796

Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	109,919	1,594,925

Transportation — 1.3%
Kirby Corp. (a)	28,213	2,358,607
Schneider National, Inc. Class B	62,865	1,729,416
Werner Enterprises, Inc.	64,622	2,426,556
XPO Logistics, Inc. (a)	15,410	1,543,774

		8,058,353

Trucking & Leasing — 0.4%
GATX Corp. (b)	31,109	2,309,221

		86,091,984

	Number of Shares	Value
Technology — 13.3%
Computers — 1.8%
EPAM Systems, Inc. (a)	14,897	$1,852,144
ForeScout Technologies, Inc. (a)	39,365	1,348,645
Globant SA (a)	35,400	2,010,366
Mercury Systems, Inc. (a)	61,680	2,347,541
Varonis Systems, Inc. (a)	42,400	3,158,800

		10,717,496

Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	10,018	1,435,079

Semiconductors — 2.7%
Ambarella, Inc. (a) (b)	23,800	918,918
Cohu, Inc.	26,600	651,966
Entegris, Inc.	154,735	5,245,516
MKS Instruments, Inc.	17,420	1,667,094
Monolithic Power Systems, Inc.	32,750	4,377,693
Rambus, Inc. (a)	79,700	999,438
Silicon Laboratories, Inc. (a)	24,710	2,461,116
Tower Semiconductor Ltd. (a) (b)	10,229	225,140

		16,546,881

Software — 8.6%
2U, Inc. (a)	100,296	8,380,734
Acxiom Corp. (a)	42,146	1,262,273
Avalara, Inc. (a)	5,294	282,541
Blackline, Inc. (a)	59,830	2,598,417
Castlight Health, Inc. Class B (a)	197,100	837,675
Cloudera, Inc. (a)	123,350	1,682,494
Coupa Software, Inc. (a)	22,040	1,371,769
Docusign, Inc. (Escrow Shares) (a) (c) (d)	8,415	18,934
Everbridge, Inc. (a)	35,999	1,707,072
Fair Isaac Corp. (a)	11,385	2,200,948
Five9, Inc. (a)	42,438	1,467,082
Guidewire Software, Inc. (a)	54,309	4,821,553
HubSpot, Inc. (a) (b)	68,502	8,590,151
ManTech International Corp. Class A	45,933	2,463,846
MongoDB, Inc. (a) (b)	30,860	1,531,582
New Relic, Inc. (a)	32,720	3,291,305
Omnicell, Inc. (a)	39,065	2,048,959
RealPage, Inc. (a)	48,060	2,648,106
SailPoint Technologies Holding, Inc. (a)	76,900	1,887,126
SendGrid, Inc. (a)	68,228	1,809,406
Veeva Systems, Inc. Class A (a)	14,606	1,122,617

		52,024,590

		80,724,046

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.4%
Electric — 0.4%
Black Hills Corp.	37,440	$2,291,703

TOTAL COMMON STOCK (Cost $474,788,017)		590,292,218

PREFERRED STOCK — 0.7%
Communications — 0.5%
Internet — 0.5%
The Honest Company, Inc. Series D (a) (c) (d)	14,220	502,961
Zuora, Inc. Class B (Lock Up) (a) (d)	97,491	2,651,755

		3,154,716

Technology — 0.2%
Software — 0.2%
MarkLogic Corp. Series F (a) (c) (d)	77,018	763,248

TOTAL PREFERRED STOCK (Cost $2,285,937)		3,917,964

TOTAL EQUITIES (Cost $477,073,954)		594,210,182

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	20,230	38,235

TOTAL RIGHTS (Cost $22,455)		38,235

MUTUAL FUNDS — 6.9%
Diversified Financial Services — 6.9%
iShares Russell 2000 Growth Index Fund (b)	23,200	4,740,456
iShares Russell 2000 Index Fund (b)	13,800	2,260,026
State Street Navigator Securities Lending Prime Portfolio (e)	34,762,165	34,762,165

		41,762,647

TOTAL MUTUAL FUNDS (Cost $41,894,932)		41,762,647

TOTAL LONG-TERM INVESTMENTS (Cost $518,991,341)		636,011,064

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$8,158,841	$8,158,841

TOTAL SHORT-TERM INVESTMENTS (Cost $8,158,841)		8,158,841

TOTAL INVESTMENTS — 106.1% (Cost $527,150,182) (g)		644,169,905

Other Assets/(Liabilities) — (6.1)%		(36,982,821)

NET ASSETS — 100.0%		$607,187,084

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $33,939,046 or 5.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $4,908,321 or 0.81% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)

Maturity value of $8,159,480. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity dates ranging from 12/31/23 – 1/31/24, and an aggregate market value, including accrued interest, of $8,331,155.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.2%
Australia — 6.7%
The AGL Energy Ltd.	10,360	$172,672
Alumina Ltd.	38,705	80,122
Amcor Ltd.	17,615	188,144
AMP Ltd.	45,168	118,905
APA Group	18,780	136,814
Aristocrat Leisure Ltd.	8,741	199,593
ASX Ltd.	3,011	144,041
Aurizon Holdings Ltd.	32,221	103,593
AusNet Services	29,454	35,110
Australia & New Zealand Banking Group Ltd.	45,388	952,700
Bank of Queensland Ltd.	6,610	49,800
Bendigo & Adelaide Bank Ltd.	7,077	57,116
BHP Billiton Ltd.	49,930	1,251,124
BlueScope Steel Ltd.	8,237	104,995
Boral Ltd.	17,965	86,693
Brambles Ltd.	24,121	158,743
Caltex Australia Ltd.	4,021	97,114
Challenger Ltd.	8,875	78,031
CIMIC Group Ltd.	1,333	41,700
Coca-Cola Amatil Ltd.	8,486	57,745
Cochlear Ltd.	897	133,365
Commonwealth Bank of Australia	27,263	1,476,259
Computershare Ltd.	7,157	97,958
Crown Resorts Ltd.	6,282	62,913
CSL Ltd.	7,016	1,003,019
Dexus	15,861	114,369
Domino’s Pizza Enterprises Ltd.	1,010	39,009
Flight Centre Travel Group Ltd. (a)	864	40,678
Fortescue Metals Group Ltd. (a)	24,324	78,907
Goodman Group	24,630	175,809
The GPT Group	28,232	106,089
Harvey Norman Holdings Ltd. (a)	9,263	22,741
Healthscope Ltd.	28,093	45,947
Incitec Pivot Ltd.	23,854	64,339
Insurance Australia Group Ltd.	35,927	227,619
LendLease Group	9,343	137,429
Macquarie Group Ltd.	5,059	464,975
Medibank Pvt. Ltd.	43,352	93,861
Mirvac Group	57,896	93,229
National Australia Bank Ltd.	42,190	858,793
Newcrest Mining Ltd.	11,812	191,471
Orica Ltd.	6,092	80,185
Origin Energy Ltd. (b)	27,182	202,747
QBE Insurance Group Ltd.	21,027	152,034
Ramsay Health Care Ltd.	2,206	88,275
REA Group Ltd.	744	50,174
Rio Tinto Ltd.	6,453	400,614

	Number of Shares	Value
Santos Ltd. (b)	27,844	$129,786
Scentre Group	82,935	270,195
SEEK Ltd.	5,311	86,109
Sonic Healthcare Ltd.	6,228	113,278
South32 Ltd.	52,452	140,879
South32 Ltd.	28,718	77,342
Stockland	37,768	111,312
Suncorp Group Ltd.	19,768	214,040
Sydney Airport	17,140	90,784
Tabcorp Holdings Ltd.	29,540	97,776
Telstra Corp. Ltd.	63,517	123,054
TPG Telecom Ltd. (a)	6,332	24,218
Transurban Group	33,824	300,380
Treasury Wine Estates Ltd.	10,721	138,460
Vicinity Centres	48,659	93,370
Wesfarmers Ltd.	17,438	639,529
Westpac Banking Corp.	52,989	1,154,659
Woodside Petroleum Ltd.	14,008	368,637
Woolworths Group Ltd.	20,333	460,582

		15,251,953

Austria — 0.2%
ANDRITZ AG	1,224	64,950
Erste Group Bank AG	4,558	190,013
OMV AG	2,270	128,597
Raiffeisen Bank International AG	2,346	71,862
voestalpine AG	1,860	85,574

		540,996

Belgium — 1.1%
Ageas	3,063	154,440
Anheuser-Busch InBev SA/NV	11,841	1,194,509
Colruyt SA	965	55,033
Groupe Bruxelles Lambert SA	1,246	131,296
KBC Group NV	3,882	299,243
Proximus SADP	2,284	51,516
Solvay SA	1,139	143,385
Telenet Group Holding NV (b)	743	34,632
UCB SA	1,960	153,646
Umicore SA	3,321	189,696

		2,407,396

Bermuda — 0.3%
CK Infrastructure Holdings Ltd.	10,000	74,020
Dairy Farm International Holdings Ltd.	5,700	50,123
Hongkong Land Holdings Ltd.	18,300	130,921
Jardine Matheson Holdings Ltd.	3,400	214,265
Jardine Strategic Holdings Ltd.	3,400	123,866
Kerry Properties Ltd.	11,000	52,553
Li & Fung Ltd.	84,000	30,668
NWS Holdings Ltd.	26,368	45,554
Shangri-La Asia Ltd.	18,000	33,689

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yue Yuen Industrial Holdings Ltd.	12,000	$33,677

		789,336

Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	4,700	59,021
CK Asset Holdings Ltd.	39,745	314,034
CK Hutchison Holdings Ltd.	42,245	445,851
Melco Resorts & Entertainment Ltd. ADR	3,845	107,660
MGM China Holdings Ltd.	16,000	37,050
Minth Group Ltd.	12,000	50,274
Sands China Ltd.	37,200	198,228
WH Group Ltd. (c)	136,072	110,014
Wharf Real Estate Investment Co. Ltd.	19,000	134,924
Wynn Macau Ltd.	25,200	80,923

		1,537,979

Denmark — 1.6%
AP Moller — Maersk A/S Class A	60	71,074
AP Moller — Maersk A/S Class B	98	121,887
Carlsberg A/S Class B	1,647	193,925
Chr Hansen Holding A/S	1,516	139,872
Coloplast A/S Class B	1,794	179,190
Danske Bank A/S	11,701	365,714
DSV A/S	2,883	232,702
Genmab A/S (b)	970	149,607
H Lundbeck A/S	1,147	80,538
ISS A/S	2,591	88,982
Novo Nordisk A/S Class B	27,374	1,264,384
Novozymes A/S Class B	3,376	170,933
Orsted A/S (c)	2,997	181,558
Pandora A/S	1,782	124,543
Tryg A/S	1,868	43,835
Vestas Wind Systems A/S	3,224	199,311
William Demant Holding A/S (b)	1,660	66,761

		3,674,816

Finland — 1.0%
Elisa OYJ	2,182	101,046
Fortum OYJ	6,857	163,557
Kone OYJ Class B	5,216	265,614
Metso OYJ	1,689	56,533
Neste OYJ	2,036	159,190
Nokia OYJ	76,924	441,289
Nokia OYJ	10,433	59,978
Nokian Renkaat OYJ	1,749	68,937
Orion OYJ Class B	1,576	42,395
Sampo OYJ Class A	6,942	338,520
Stora Enso OYJ Class R	8,514	166,335
UPM-Kymmene OYJ	8,378	299,161
Wartsila OYJ Abp	6,837	134,201

		2,296,756

France — 10.0%
Accor SA	2,895	141,814

	Number of Shares	Value
Aeroports de Paris	464	$104,837
Air Liquide SA	6,649	835,016
Alstom SA	2,423	111,276
Amundi SA (c)	923	63,828
Arkema SA	1,050	124,067
Atos SE	1,460	198,952
AXA SA	30,152	738,701
BioMerieux	615	55,155
BNP Paribas SA	17,472	1,082,994
Bollore SA	14,694	68,294
Bouygues SA	3,303	142,191
Bureau Veritas SA	4,119	109,835
Capgemini SE	2,512	337,191
Carrefour SA	8,983	144,967
Casino Guichard Perrachon SA	780	30,232
Cie de Saint-Gobain	7,804	348,039
Cie Generale des Etablissements Michelin SCA	2,685	326,510
CNP Assurances	2,524	57,352
Covivio	631	65,621
Credit Agricole SA	17,402	231,985
Danone SA	9,356	685,858
Dassault Aviation SA	39	74,211
Dassault Systemes SE	1,987	278,051
Edenred	3,605	113,771
Eiffage SA	1,266	137,621
Electricite de France SA	9,008	123,480
Engie SA	28,240	432,182
Essilor International Cie Generale d’Optique SA	3,218	454,034
Eurazeo SA	733	55,538
Eutelsat Communications SA	2,857	59,169
Faurecia SA	1,150	81,835
Gecina SA	732	122,398
Getlink	7,160	98,165
Hermes International	500	305,600
ICADE	524	49,122
Iliad SA	412	65,053
Imerys SA	609	49,067
Ingenico Group SA	957	85,887
Ipsen SA	590	92,472
JCDecaux SA	1,295	43,285
Kering SA	1,175	662,766
Klepierre	3,213	120,855
L’Oreal SA	3,918	966,672
Legrand SA	4,171	305,501
LVMH Moet Hennessy Louis Vuitton SE	4,329	1,439,041
Natixis SA	14,611	103,451
Orange SA	30,808	515,344
Pernod Ricard SA (a)	3,275	534,529
Peugeot SA	9,321	212,549
Publicis Groupe SA	3,232	222,097

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Remy Cointreau SA	319	$41,298
Renault SA	3,031	257,272
Rexel SA	4,655	66,888
Safran SA	5,167	626,796
Sanofi	17,515	1,402,469
Schneider Electric SE	17	1,414
Schneider Electric SE	8,311	691,311
SCOR SE	2,451	90,920
SEB SA	329	57,369
Societe BIC SA	410	38,003
Societe Generale SA	11,914	501,673
Sodexo SA	1,441	143,963
Suez	5,785	75,008
Teleperformance	926	163,557
Thales SA	1,617	208,188
Total SA	37,401	2,274,405
Ubisoft Entertainment SA (b)	1,250	136,766
Unibail Rodamco Westfield (a)	274	60,332
Unibail Rodamco Westfield (b)	11,160	121,159
Unibail Rodamco Westfield (b)	1,295	285,144
Valeo SA	3,660	199,774
Veolia Environnement SA	8,117	173,652
Vinci SA	7,880	756,835
Vivendi SA	16,034	392,253
Wendel SA	414	56,975

		22,631,885

Germany — 8.8%
1&1 Drillisch AG	802	45,641
adidas AG	2,921	637,878
Allianz SE Registered	6,850	1,415,473
Axel Springer SE	742	53,661
BASF SE	14,296	1,366,629
Bayer AG Registered	13,945	1,536,412
Bayerische Motoren Werke AG	5,109	463,402
Beiersdorf AG	1,554	176,469
Brenntag AG	2,413	134,398
Commerzbank AG (b)	15,729	150,707
Continental AG	1,725	394,276
Covestro AG (c)	2,950	263,041
Daimler AG Registered	14,138	909,564
Delivery Hero AG (b) (c)	1,435	76,371
Deutsche Bank AG Registered	30,251	327,159
Deutsche Boerse AG	3,012	401,308
Deutsche Lufthansa AG Registered	3,639	87,509
Deutsche Post AG Registered	15,255	498,080
Deutsche Telekom AG Registered	51,863	804,878
Deutsche Wohnen SE	5,430	262,254
E.ON SE	33,956	362,758
Evonik Industries AG	2,557	87,534
Fraport AG Frankfurt Airport Services Worldwide	688	66,347

	Number of Shares	Value
Fresenius Medical Care AG & Co. KGaA	3,297	$332,811
Fresenius SE & Co. KGaA	6,459	518,634
GEA Group AG	2,573	86,729
Hannover Rueck SE	932	116,199
HeidelbergCement AG	2,280	191,928
Henkel AG & Co. KGaA	1,649	183,467
HOCHTIEF AG	273	49,326
HUGO BOSS AG	995	90,238
Infineon Technologies AG	17,826	454,265
Innogy SE (c)	2,125	91,022
K+S AG Registered	3,004	74,135
KION Group AG	1,120	80,480
LANXESS AG	1,400	109,103
Linde AG	2,867	684,161
MAN SE	582	65,860
Merck KGaA	1,958	191,167
METRO AG	2,772	34,252
MTU Aero Engines AG	803	154,229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,403	509,251
OSRAM Licht AG	1,517	61,961
ProSiebenSat.1 Media SE	3,605	91,407
Puma SE	34	19,852
Puma SE	98	57,337
RWE AG	8,253	188,104
SAP SE	15,265	1,763,520
Siemens AG Registered	11,888	1,570,989
Siemens Healthineers AG (b) (c)	2,268	93,619
Symrise AG	1,921	168,402
Telefonica Deutschland Holding AG	10,525	41,481
thyssenkrupp AG	6,600	160,577
TUI AG	4,761	104,311
TUI AG	2,151	47,183
Uniper Se	3,016	89,912
United Internet AG Registered	1,899	108,733
Volkswagen AG	491	81,204
Vonovia SE	7,642	363,610
Wirecard AG	1,797	289,260
Zalando SE (b) (c)	1,805	100,815

		19,941,283

Hong Kong — 2.5%
AIA Group Ltd.	187,380	1,622,193
The Bank of East Asia Ltd.	19,456	77,412
BOC Hong Kong Holdings Ltd.	56,500	264,907
CLP Holdings Ltd.	25,999	278,945
Galaxy Entertainment Group Ltd.	37,000	283,994
Hang Lung Group Ltd.	13,000	36,386
Hang Lung Properties Ltd.	33,000	67,775
Hang Seng Bank Ltd.	11,800	293,663

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Henderson Land Development Co. Ltd.	20,114	$105,866
HK Electric Investments & HK Electric Investments Ltd. Class SS (c)	43,706	41,764
HKT Trust & HKT Ltd.	56,840	72,766
Hong Kong & China Gas Co. Ltd.	145,558	277,762
Hong Kong Exchanges & Clearing Ltd.	18,232	546,295
Hysan Development Co. Ltd.	9,035	50,282
Link REIT	33,723	306,594
MTR Corp. Ltd.	23,079	127,159
New World Development Co. Ltd.	93,890	131,210
PCCW Ltd.	71,136	40,029
Power Assets Holdings Ltd.	20,500	143,305
Sino Land Co. Ltd.	48,053	77,937
SJM Holdings Ltd.	34,000	42,245
Sun Hung Kai Properties Ltd.	24,258	363,958
Swire Pacific Ltd. Class A	8,000	84,527
Swire Properties Ltd.	17,396	64,294
Techtronic Industries Co. Ltd.	21,403	118,845
The Wharf Holdings Ltd.	18,000	57,656
Wheelock & Co. Ltd.	13,000	90,361

		5,668,130

Ireland — 0.6%
AIB Group PLC	12,827	69,542
Bank of Ireland Group PLC	15,037	117,207
CRH PLC	13,196	466,366
DCC PLC	1,389	126,354
James Hardie Industries PLC	6,460	108,736
Kerry Group PLC Class A	2,485	259,542
Paddy Power Betfair PLC	1,362	152,742
Smurfit Kappa Group PLC	3,515	141,435

		1,441,924

Israel — 0.5%
Azrieli Group Ltd.	718	35,688
Bank Hapoalim B.M.	16,513	112,034
Bank Leumi Le-Israel BM	22,460	133,026
Bezeq The Israeli Telecommunication Corp. Ltd.	29,290	32,996
Check Point Software Technologies Ltd. (b)	1,988	194,188
Elbit Systems Ltd.	390	45,932
Frutarom Industries Ltd.	617	60,680
Israel Chemicals Ltd.	11,207	51,378
Mizrahi Tefahot Bank Ltd.	2,307	42,457
Nice Ltd. (b)	953	98,909
Teva Pharmaceutical Industries Ltd. Sponsored ADR	14,853	361,225

		1,168,513

Italy — 1.9%
Assicurazioni Generali SpA	18,324	306,826

	Number of Shares	Value
Atlantia SpA	7,555	$223,069
Davide Campari-Milano SpA	8,594	70,629
Enel SpA	125,803	696,965
Eni SpA	39,378	731,134
Intesa Sanpaolo SpA	208,150	602,494
Leonardo SpA	6,310	62,304
Luxottica Group SpA	2,628	169,450
Mediobanca Banca di Credito Finanziario SpA	9,561	88,602
Moncler SpA	2,846	129,460
Pirelli & C SpA (b) (c)	6,657	55,522
Poste Italiane SpA (c)	8,592	71,736
Prysmian SpA	3,244	80,604
Recordati SpA	1,755	69,638
Snam SpA	35,014	145,863
Telecom Italia SpA (b)	175,647	130,347
Terna Rete Elettrica Nazionale SpA	21,883	118,081
UniCredit SpA	31,122	517,606

		4,270,330

Japan — 23.5%
ABC-Mart, Inc.	500	27,335
Acom Co. Ltd.	6,300	24,200
Aeon Co. Ltd.	9,500	203,132
AEON Financial Service Co, Ltd.	1,800	38,214
Aeon Mall Co. Ltd.	1,500	26,915
Air Water, Inc.	2,400	44,002
Aisin Seiki Co. Ltd.	2,600	118,365
Ajinomoto Co., Inc.	7,300	137,851
Alfresa Holdings Corp.	3,100	72,794
Alps Electric Co. Ltd.	2,900	74,384
Amada Holdings Co. Ltd.	5,000	47,975
ANA Holdings, Inc.	1,800	66,031
Aozora Bank Ltd.	1,900	72,252
Asahi Glass Co. Ltd.	3,000	116,671
Asahi Group Holdings Ltd.	5,700	291,662
Asahi Kasei Corp.	19,700	250,046
Asics Corp. (a)	2,600	43,894
Astellas Pharma, Inc.	30,300	461,609
Bandai Namco Holdings, Inc.	3,100	127,736
The Bank of Kyoto Ltd.	800	36,988
Benesse Holdings, Inc.	1,100	38,998
Bridgestone Corp.	9,400	367,272
Brother Industries Ltd.	3,600	70,989
Calbee, Inc.	1,300	48,876
Canon, Inc. (a)	15,500	507,673
Casio Computer Co. Ltd. (a)	3,200	52,000
Central Japan Railway Co.	2,200	456,139
Century Tokyo Leasing Corp.	700	39,646
The Chiba Bank Ltd.	9,700	68,344
Chubu Electric Power Co., Inc.	9,500	142,390
Chugai Pharmaceutical Co. Ltd.	3,500	183,324
The Chugoku Electric Power Co., Inc.	4,100	52,988

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	$83,850
Concordia Financial Group Ltd.	17,400	88,444
Credit Saison Co. Ltd.	2,600	40,869
CyberAgent, Inc.	1,600	96,037
CYBERDYNE, Inc. (a) (b)	1,800	21,031
Dai Nippon Printing Co. Ltd.	3,700	82,705
Dai-ichi Life Holdings, Inc.	16,900	300,605
Daicel Corp.	3,900	43,101
Daifuku Co. Ltd.	1,600	69,944
Daiichi Sankyo Co. Ltd.	8,900	340,453
Daikin Industries Ltd.	3,800	454,488
Daito Trust Construction Co. Ltd.	1,100	178,765
Daiwa House Industry Co. Ltd.	8,600	292,817
Daiwa House REIT Investment Corp.	25	59,322
Daiwa Securities Group, Inc.	24,300	140,992
DeNA Co. Ltd.	1,800	33,730
Denso Corp.	6,700	325,931
Dentsu, Inc. (a)	3,400	160,949
Disco Corp.	400	68,110
Don Quijote Holdings Co. Ltd.	1,900	91,160
East Japan Railway Co.	4,800	459,710
Eisai Co. Ltd.	3,900	274,188
Electric Power Development Co. Ltd.	2,200	56,770
FamilyMart UNY Holdings Co. Ltd.	1,200	126,196
FANUC Corp.	3,000	594,802
Fast Retailing Co., Ltd.	900	412,773
Fuji Electric Co. Ltd.	9,000	68,425
FUJIFILM Holdings Corp.	5,800	226,264
Fujitsu Ltd.	31,000	187,765
Fukuoka Financial Group, Inc.	12,000	60,254
Hakuhodo DY Holdings, Inc.	3,600	57,719
Hamamatsu Photonics KK	2,200	94,331
Hankyu Hanshin Holdings, Inc.	3,700	148,705
Hikari Tsushin, Inc.	300	52,680
Hino Motors Ltd.	4,200	44,719
Hirose Electric Co. Ltd.	525	65,009
Hisamitsu Pharmaceutical Co., Inc.	900	75,865
Hitachi Chemical Co. Ltd.	1,700	34,247
Hitachi Construction Machinery Co. Ltd.	1,700	55,121
Hitachi High-Technologies Corp.	1,100	44,818
Hitachi Ltd.	75,000	528,304
Hitachi Metals Ltd.	3,500	36,299
Honda Motor Co. Ltd.	25,300	741,858
Hoshizaki Corp.	800	80,865
Hoya Corp.	5,800	329,402
Hulic Co. Ltd.	4,200	44,716
Idemitsu Kosan Co. Ltd.	2,000	71,193
IHI Corp.	2,300	80,021
Iida Group Holdings Co. Ltd.	2,500	48,174
Inpex Corp.	15,300	158,127
Isetan Mitsukoshi Holdings Ltd.	5,000	62,400
Isuzu Motors Ltd.	8,800	116,720
ITOCHU Corp.	21,900	396,377

	Number of Shares	Value
J Front Retailing Co. Ltd.	3,500	$53,136
Japan Airlines Co. Ltd.	1,800	63,787
Japan Airport Terminal Co. Ltd.	800	37,432
Japan Exchange Group, Inc.	8,000	148,566
Japan Post Bank Co. Ltd.	6,100	70,913
Japan Post Holdings Co. Ltd.	24,700	270,419
Japan Prime Realty Investment Corp.	14	50,876
Japan Real Estate Investment Corp.	21	111,109
Japan Retail Fund Investment Corp.	39	70,355
Japan Tobacco, Inc.	17,000	474,887
JFE Holdings, Inc.	7,300	137,704
JGC Corp.	3,300	66,408
JSR Corp.	3,000	50,923
JTEKT Corp.	3,300	44,815
JXTG Holdings, Inc.	49,900	346,489
Kajima Corp.	14,000	108,305
Kakaku.com, Inc.	2,300	51,835
Kamigumi Co. Ltd.	1,900	39,388
Kaneka Corp.	4,000	35,813
The Kansai Electric Power Co., Inc.	10,900	158,741
Kansai Paint Co. Ltd.	2,800	58,060
Kao Corp.	7,700	586,873
Kawasaki Heavy Industries Ltd.	2,300	67,460
KDDI Corp.	28,000	765,536
Keihan Holdings Co., Ltd.	1,400	50,218
Keikyu Corp.	3,500	57,356
Keio Corp.	1,600	77,362
Keisei Electric Railway Co. Ltd.	2,000	68,621
Keyence Corp.	1,500	845,980
Kikkoman Corp.	2,200	110,847
Kintetsu Group Holdings Co. Ltd.	2,800	114,232
Kirin Holdings Co. Ltd.	12,600	336,808
Kobayashi Pharmaceutical Co. Ltd.	800	69,055
Kobe Steel Ltd.	5,200	47,536
Koito Manufacturing Co. Ltd.	1,600	105,555
Komatsu Ltd.	14,300	407,018
Konami Holdings Corp.	1,400	71,165
Konica Minolta, Inc.	7,100	65,742
Kose Corp.	500	107,541
Kubota Corp.	15,000	235,550
Kuraray Co. Ltd.	5,100	70,150
Kurita Water Industries Ltd.	1,400	39,887
Kyocera Corp.	4,900	275,319
Kyowa Hakko Kirin Co. Ltd.	4,100	82,518
Kyushu Electric Power Co, Inc.	5,900	65,968
Kyushu Railway Co.	2,600	79,540
Lawson, Inc.	800	49,969
LINE Corp. (b)	1,100	45,236
Lion Corp.	3,500	64,158
LIXIL Group Corp.	4,100	81,943
M3, Inc.	3,200	127,379
Mabuchi Motor Co. Ltd.	800	38,006
Makita Corp.	3,500	156,558

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marubeni Corp.	24,600	$187,462
Marui Group Co. Ltd.	3,300	69,450
Maruichi Steel Tube Ltd.	900	30,440
Mazda Motor Corp.	8,900	108,993
McDonald’s Holdings Co. Japan Ltd.	1,100	56,081
Mebuki Financial Group Inc.	13,300	44,614
Medipal Holdings Corp.	2,700	54,242
MEIJI Holdings Co. Ltd.	1,900	160,134
MinebeaMitsumi, Inc.	6,100	102,781
MISUMI Group, Inc.	4,300	125,164
Mitsubishi Chemical Holding Corp.	19,100	159,640
Mitsubishi Corp.	20,900	580,018
Mitsubishi Electric Corp.	28,200	374,689
Mitsubishi Estate Co. Ltd.	18,100	316,174
Mitsubishi Gas Chemical Co., Inc.	2,500	56,547
Mitsubishi Heavy Industries Ltd.	4,800	174,489
Mitsubishi Materials Corp.	1,800	49,354
Mitsubishi Motors Corp.	10,600	84,394
Mitsubishi Tanabe Pharma Corp.	4,000	69,070
Mitsubishi UFJ Financial Group, Inc.	183,300	1,039,637
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	39,283
Mitsui & Co. Ltd.	26,400	439,828
Mitsui Chemicals, Inc.	2,900	76,982
Mitsui Fudosan Co. Ltd.	13,700	330,235
Mitsui OSK Lines Ltd.	1,700	40,827
Mizuho Financial Group, Inc.	372,900	627,396
MS&AD Insurance Group Holdings, Inc.	7,200	223,643
Murata Manufacturing Co. Ltd.	2,800	470,066
Nabtesco Corp.	1,800	55,283
Nagoya Railroad Co. Ltd.	2,800	72,277
NEC Corp.	4,000	109,698
Nexon Co. Ltd. (b)	7,000	101,534
NGK Insulators Ltd.	4,000	71,138
NGK Spark Plug Co. Ltd.	2,500	71,210
NH Foods Ltd.	1,500	60,580
Nidec Corp.	3,400	509,394
Nikon Corp.	5,200	82,505
Nintendo Co. Ltd.	1,800	587,455
Nippon Building Fund, Inc.	21	121,147
Nippon Electric Glass Co. Ltd.	1,300	36,089
Nippon Express Co. Ltd.	1,200	86,993
Nippon Paint Holdings Co. Ltd.	2,300	98,845
Nippon Prologis REIT, Inc.	27	56,016
Nippon Steel & Sumitomo Metal Corp.	11,600	227,513
Nippon Telegraph & Telephone Corp.	10,700	486,202
Nippon Yusen KK	2,300	45,596
Nissan Chemical Industries Ltd.	2,000	93,179
Nissan Motor Co. Ltd.	36,400	353,715
Nisshin Seifun Group, Inc.	3,200	67,675
Nissin Foods Holdings Co. Ltd.	900	65,055
Nitori Holdings Co. Ltd.	1,200	187,180

	Number of Shares	Value
Nitto Denko Corp.	2,600	$196,432
NOK Corp.	1,300	25,130
Nomura Holdings, Inc.	52,900	256,081
Nomura Real Estate Holdings, Inc.	2,100	46,551
Nomura Real Estate Master Fund, Inc.	61	86,147
Nomura Research Institute Ltd.	1,800	87,130
NSK Ltd.	5,600	57,658
NTT Data Corp.	9,900	113,871
NTT DOCOMO, Inc.	21,100	537,389
Obayashi Corp.	10,200	106,036
Obic Co. Ltd.	1,000	82,672
Odakyu Electric Railway Co. Ltd.	4,600	98,691
Oji Holdings Corp.	13,000	80,541
Olympus Corp.	4,500	168,083
Omron Corp.	2,900	134,845
Ono Pharmaceutical Co. Ltd.	6,000	140,508
Oracle Corp.	600	48,916
Oriental Land Co. Ltd.	3,100	324,847
ORIX Corp.	20,300	320,609
Osaka Gas Co. Ltd.	5,800	119,992
Otsuka Corp.	1,600	62,677
Otsuka Holdings Co. Ltd.	6,100	295,400
Panasonic Corp.	34,100	458,147
Park24 Co. Ltd.	1,400	38,101
Persol Holdings Co. Ltd.	2,600	57,934
Pola Orbis Holdings, Inc.	1,400	61,521
Rakuten, Inc.	13,300	89,806
Recruit Holdings Co. Ltd.	17,200	475,256
Renesas Electronics Corp. (b)	13,400	131,111
Resona Holdings, Inc.	32,700	174,725
Ricoh Co. Ltd.	10,200	93,371
Rinnai Corp.	500	44,009
Rohm Co. Ltd.	1,500	125,618
Ryohin Keikaku Co. Ltd.	400	140,690
Sankyo Co. Ltd.	800	31,293
Santen Pharmaceutical Co. Ltd.	5,700	99,221
SBI Holdings, Inc.	3,542	91,018
Secom Co. Ltd.	3,300	253,115
Sega Sammy Holdings, Inc.	2,800	47,943
Seibu Holdings, Inc.	3,500	58,977
Seiko Epson Corp.	4,300	74,491
Sekisui Chemical Co. Ltd.	5,600	95,345
Sekisui House Ltd.	10,000	176,806
Seven & i Holdings Co. Ltd.	11,600	505,612
Seven Bank Ltd.	8,200	25,075
SG Holdings Co. Ltd.	1,500	32,882
Sharp Corp. (a)	2,800	68,041
Shimadzu Corp.	3,500	105,525
Shimamura Co. Ltd.	300	26,404
Shimano, Inc.	1,100	161,380
Shimizu Corp.	9,000	93,113
Shin-Etsu Chemical Co. Ltd.	5,700	505,646
Shinsei Bank Ltd.	2,500	38,422

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shionogi & Co. Ltd.	4,400	$225,801
Shiseido Co. Ltd.	5,900	468,097
The Shizuoka Bank Ltd.	7,200	64,622
Showa Shell Sekiyu KK	3,100	46,194
SMC Corp.	900	329,382
SoftBank Group Corp.	12,800	918,462
Sohgo Security Services Co. Ltd.	1,200	56,489
Sompo Holdings, Inc.	5,200	210,072
Sony Corp.	19,600	1,005,598
Sony Financial Holdings, Inc. (a)	2,900	55,221
Stanley Electric Co. Ltd.	2,200	74,813
Start Today Co. Ltd.	3,200	115,849
Subaru Corp.	9,500	276,382
Sumco Corp. (a)	3,800	76,522
Sumitomo Chemical Co. Ltd.	22,000	124,507
Sumitomo Corp.	17,200	282,284
Sumitomo Dainippon Pharma Co. Ltd.	2,600	54,990
Sumitomo Electric Industries Ltd.	12,000	178,490
Sumitomo Heavy Industries Ltd.	1,800	60,567
Sumitomo Metal Mining Co. Ltd.	3,600	137,168
Sumitomo Mitsui Financial Group, Inc.	20,800	806,039
Sumitomo Mitsui Trust Holdings, Inc.	5,000	198,069
Sumitomo Realty & Development Co. Ltd.	6,000	220,858
Sumitomo Rubber Industries Ltd.	2,400	38,090
Sundrug Co. Ltd.	1,200	48,522
Suntory Beverage & Food Ltd.	2,200	93,911
Suruga Bank Ltd.	2,500	22,339
Suzuken Co. Ltd.	1,100	46,539
Suzuki Motor Corp.	5,200	286,769
Sysmex Corp.	2,600	242,426
T&D Holdings, Inc.	8,800	131,844
Taiheiyo Cement Corp.	1,800	59,163
Taisei Corp.	3,200	176,308
Taisho Pharmaceutical Holdings Co. Ltd.	500	58,426
Taiyo Nippon Sanso Corp.	2,100	30,068
Takashimaya Co. Ltd.	5,000	42,753
Takeda Pharmaceutical Co. Ltd.	11,100	468,757
TDK Corp.	2,000	203,939
Teijin Ltd.	2,700	49,477
Terumo Corp.	4,600	262,791
THK Co. Ltd.	1,900	54,320
Tobu Railway Co. Ltd.	3,100	94,804
Toho Co. Ltd.	1,900	63,656
Toho Gas Co. Ltd.	1,200	41,517
Tohoku Electric Power Co., Inc.	6,400	78,151
Tokio Marine Holdings, Inc.	10,400	486,983
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	103,791
Tokyo Electron Ltd.	2,400	410,908
Tokyo Gas Co. Ltd.	6,000	159,215

	Number of Shares	Value
Tokyo Tatemono Co. Ltd.	2,900	$39,780
Tokyu Corp.	7,800	134,303
Tokyu Fudosan Holdings Corp.	8,500	59,835
Toppan Printing Co. Ltd.	8,000	62,622
Toray Industries, Inc.	21,700	170,820
Toshiba Corp. (b)	99,000	297,211
Tosoh Corp.	4,100	63,448
TOTO Ltd.	2,200	101,648
Toyo Seikan Group Holdings Ltd.	2,400	42,118
Toyo Suisan Kaisha Ltd.	1,300	46,279
Toyoda Gosei Co. Ltd.	1,100	27,847
Toyota Industries Corp.	2,300	128,754
Toyota Motor Corp.	35,400	2,288,392
Toyota Tsusho Corp.	3,300	110,321
Trend Micro, Inc.	1,900	108,206
Tsuruha Holdings, Inc.	600	75,120
Unicharm Corp.	6,100	183,555
United Urban Investment Corp.	48	74,590
USS Co. Ltd.	3,200	60,830
West Japan Railway Co.	2,600	191,511
Yahoo! Japan Corp.	22,200	73,520
Yakult Honsha Co. Ltd.	1,700	113,493
Yamada Denki Co. Ltd.	9,000	44,625
Yamaguchi Financial Group, Inc.	3,000	33,723
Yamaha Corp.	2,200	114,131
Yamaha Motor Co. Ltd.	4,400	110,459
Yamato Holdings Co. Ltd. (a)	4,900	144,276
Yamazaki Baking Co. Ltd.	2,000	52,239
Yaskawa Electric Corp.	3,700	130,458
Yokogawa Electric Corp.	3,600	63,948
The Yokohama Rubber Co. Ltd. (a)	1,800	37,357

		53,371,940

Luxembourg — 0.3%
ArcelorMittal	10,424	304,412
Eurofins Scientific SE	167	92,766
Millicom International Cellular SA	1,090	64,115
RTL Group	620	42,039
SES SA	5,812	106,368
Tenaris SA	7,270	132,577

		742,277

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	26,277

Netherlands — 4.4%
ABN AMRO Group NV (c)	6,716	173,818
Aegon NV	28,996	173,274
AerCap Holdings NV (b)	2,020	109,383
Airbus SE	9,010	1,053,075
Akzo Nobel NV	3,851	328,146
ASML Holding NV	6,377	1,257,679
CNH Industrial NV	15,800	167,401
EXOR NV	1,676	112,752
Ferrari NV	328	44,514

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ferrari NV	1,554	$209,806
Fiat Chrysler Automobiles NV (b)	5,676	108,048
Fiat Chrysler Automobiles NV	11,145	210,529
Heineken Holding NV	1,859	177,890
Heineken NV	4,062	407,261
ING Groep NV	60,341	865,853
Koninklijke Ahold Delhaize NV	19,211	459,607
Koninklijke DSM NV	2,751	276,235
Koninklijke KPN NV	52,117	141,667
Koninklijke Philips NV	14,540	616,297
Koninklijke Vopak NV	1,050	48,468
NN Group NV	4,783	194,073
NXP Semiconductor NV (b)	5,237	572,247
QIAGEN NV (b)	3,632	132,238
Randstad NV	1,899	111,450
RELX NV	14,917	317,539
STMicroelectronics NV	10,461	232,443
Unilever NV	23,972	1,336,309
Wolters Kluwer NV	4,584	258,026

		10,096,028

New Zealand — 0.2%
a2 Milk Co. Ltd. (b)	11,555	89,495
Auckland International Airport Ltd.	14,523	66,666
Fisher & Paykel Healthcare Corp. Ltd.	8,484	85,514
Fletcher Building Ltd.	12,239	57,571
Meridian Energy Ltd.	20,728	43,782
Ryman Healthcare Ltd.	6,396	51,836
Spark New Zealand Ltd.	27,499	69,419

		464,283

Norway — 0.7%
Det Norske Oljeselskap ASA	1,763	64,932
DNB ASA	15,312	298,669
Equinor ASA	17,916	474,172
Gjensidige Forsikring ASA	2,815	46,100
Marine Harvest ASA	6,479	129,005
Norsk Hydro ASA	20,937	125,347
Orkla ASA	12,637	110,658
Schibsted ASA Class B	1,439	40,599
Telenor ASA	11,355	232,733
Yara International ASA	2,734	113,180

		1,635,395

Papua New Guinea — 0.1%
Oil Search Ltd.	21,360	141,134

Portugal — 0.2%
Banco Espirito Santo SA (b) (d)	39,664	-
EDP — Energias de Portugal SA	38,039	150,856
Galp Energia SGPS SA	7,759	147,537
Jeronimo Martins SGPS SA	3,797	54,635

		353,028

	Number of Shares	Value
Singapore — 1.2%
Ascendas REIT	40,700	$78,980
CapitaLand Commercial Trust	40,643	49,445
CapitaLand Ltd.	39,700	91,910
CapitaLand Mall Trust	41,100	62,355
City Developments Ltd.	6,800	54,679
ComfortDelGro Corp. Ltd.	34,800	59,935
DBS Group Holdings, Ltd.	27,563	535,210
Genting Singapore Ltd.	91,000	81,739
Jardine Cycle & Carriage Ltd.	1,377	32,094
Keppel Corp. Ltd.	22,500	118,354
Oversea-Chinese Banking Corp. Ltd.	48,083	409,474
SATS Ltd.	11,200	41,006
Sembcorp Industries Ltd.	16,500	33,215
Singapore Airlines Ltd.	8,200	64,187
Singapore Exchange Ltd.	11,900	62,509
Singapore Press Holdings Ltd.	26,900	51,241
Singapore Technologies Engineering Ltd.	23,000	55,417
Singapore Telecommunications Ltd.	128,100	289,182
Suntec REIT	35,300	44,891
United Overseas Bank Ltd.	20,393	401,620
UOL Group Ltd.	8,269	46,119
Venture Corp. Ltd.	4,400	57,346
Wilmar International Ltd.	31,500	70,635
Yangzijiang Shipbuilding Holdings Ltd.	33,500	22,159

		2,813,702

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	4,002	161,881
Aena SME SA (c)	1,074	194,822
Amadeus IT Group SA	6,800	535,781
Banco Bilbao Vizcaya Argentaria SA	103,248	729,238
Banco de Sabadell SA	89,799	149,845
Banco Santander SA	250,609	1,337,862
Bankia SA	18,857	70,310
Bankinter SA	10,311	100,298
CaixaBank SA	56,605	244,520
Enagas SA (a)	3,508	102,493
Endesa SA (a)	4,918	108,392
Ferrovial SA	7,682	157,486
Gas Natural SDG SA (a)	5,529	146,298
Grifols SA	4,726	141,738
Iberdrola SA	89,656	692,529
Industria de Diseno Textil SA	16,944	578,169
International Consolidated Airlines Group SA	9,608	84,281
Mapfre SA	15,463	46,533
Red Electrica Corp. SA (a)	6,719	136,701
Repsol SA	20,427	398,890

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens Gamesa Renewable Energy SA (a)	3,998	$53,486
Telefonica SA	72,165	615,095

		6,786,648

Sweden — 2.5%
Alfa Laval AB	4,516	106,826
Assa Abloy AB Class B	15,343	326,531
Atlas Copco AB Class A	10,525	305,054
Atlas Copco AB Class B	5,995	156,781
Boliden AB	4,239	137,169
Electrolux AB Series B	3,750	85,341
Epiroc AB Class A (b)	10,525	110,447
Epiroc AB Class B (b)	5,995	54,885
Essity AB Class B	9,177	226,355
Hennes & Mauritz AB Class B (a)	13,883	206,649
Hexagon AB Class B	4,107	228,745
Husqvarna AB Class B	6,940	65,717
ICA Gruppen AB (a)	1,312	40,215
Industrivarden AB Class C	2,655	51,415
Investor AB Class B	7,130	290,055
Kinnevik AB Class B	3,566	122,009
L E Lundbergforetagen AB Class B	1,058	32,475
Lundin Petroleum AB	3,004	95,607
Nordea Bank AB	47,145	453,598
Sandvik AB	17,772	314,953
Securitas AB Class B	4,805	79,019
Skandinaviska Enskilda Banken AB Class A	24,996	237,327
Skanska AB Class B	5,300	96,238
SKF AB Class B	5,892	109,508
Svenska Handelsbanken AB Class A	23,247	258,039
Swedbank AB Class A	14,258	304,918
Swedish Match AB	2,785	137,860
Tele2 AB Class B	5,721	67,194
Telefonaktiebolaget LM Ericsson Class B	48,106	370,256
Telia Co AB	42,788	195,509
Volvo AB Class B	24,302	387,099

		5,653,794

Switzerland — 7.7%
ABB Ltd. Registered	28,505	621,998
Adecco Group AG Registered	2,499	147,637
Baloise Holding AG Registered	760	110,526
Barry Callebaut AG Registered	36	64,645
Chocoladefabriken Lindt & Spruengli AG	16	103,770
Chocoladefabriken Lindt & Spruengli AG Registered	2	152,154
Cie Financiere Richemont SA Registered	8,080	684,512
Clariant AG	3,190	76,385
Coca-Cola HBC AG	3,260	108,880

	Number of Shares	Value
Credit Suisse Group AG Registered	40,015	$600,526
Dufry AG Registered	530	67,556
EMS-Chemie Holding AG Registered	133	85,377
Geberit AG Registered	570	244,875
Givaudan SA Registered	142	321,854
Julius Baer Group Ltd.	3,489	204,969
Kuehne & Nagel International AG Registered	834	125,272
LafargeHolcim Ltd. Registered	3,171	154,616
LafargeHolcim Ltd. Registered	4,338	210,091
Lonza Group AG Registered	1,139	302,565
Nestle SA Registered	48,346	3,742,792
Novartis AG Registered	34,517	2,614,474
Pargesa Holding SA	565	47,922
Partners Group Holding AG	264	193,646
Roche Holding AG	10,901	2,425,638
Schindler Holding AG	629	135,470
Schindler Holding AG Registered	334	70,319
SGS SA Registered	84	223,784
Sika AG Registered	1,980	272,857
Sonova Holding AG Registered	832	149,257
Straumann Holding AG Registered	166	126,367
The Swatch Group AG	469	222,778
The Swatch Group AG Registered	907	78,533
Swiss Life Holding AG Registered	530	184,343
Swiss Prime Site AG Registered	1,085	99,809
Swiss Re AG	4,866	420,462
Swisscom AG Registered	399	178,370
Temenos Group AG Registered	956	144,567
UBS Group AG Registered	59,967	922,597
Vifor Pharma AG	719	114,722
Zurich Insurance Group AG	2,336	692,926

		17,449,841

United Kingdom — 17.5%
3i Group PLC	14,789	175,705
Admiral Group PLC	3,274	82,352
Anglo American PLC	16,297	361,919
Antofagasta PLC	5,883	76,426
Ashtead Group PLC	7,701	229,384
Associated British Foods PLC	5,416	195,275
AstraZeneca PLC	19,620	1,358,394
Auto Trader Group PLC (c)	15,110	84,917
Aviva PLC	61,978	412,140
Babcock International Group PLC	3,489	37,626
BAE Systems PLC	49,722	424,310
Barclays PLC	263,699	657,549
Barratt Developments PLC	15,777	107,284
The Berkeley Group Holdings PLC	2,034	101,585
BHP Billiton PLC	32,777	733,489
BP PLC	309,011	2,352,877
British American Tobacco PLC	35,619	1,798,900
The British Land Co. PLC	14,357	127,345

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BT Group PLC	130,488	$375,457
Bunzl PLC	5,175	156,714
Burberry Group PLC	6,532	185,934
Carnival PLC	2,766	158,222
Centrica PLC	88,513	184,116
Coca-Cola European Partners PLC	3,369	136,916
Compass Group PLC	24,515	522,273
ConvaTec Group PLC (c)	22,355	62,612
Croda International PLC	2,045	129,561
Diageo PLC	38,155	1,369,600
Direct Line Insurance Group PLC	21,369	96,664
easyJet PLC	2,711	59,657
Experian PLC	14,157	350,113
Ferguson PLC	3,691	299,502
Fresnillo PLC	3,206	48,334
G4S PLC	24,142	85,170
GlaxoSmithKline PLC	76,866	1,550,833
Glencore PLC	179,126	849,269
GVC Holdings PLC	8,739	121,093
Hammerson PLC	12,374	85,113
Hargreaves Lansdown PLC	4,575	118,998
HSBC Holdings PLC	310,719	2,913,516
Imperial Brands PLC	14,772	550,040
Informa PLC	19,417	213,927
InterContinental Hotels Group PLC	2,802	174,316
Intertek Group PLC	2,489	187,711
Investec PLC	10,027	71,092
ITV PLC	57,044	130,948
J Sainsbury PLC	27,925	118,335
John Wood Group PLC	10,306	85,061
Johnson Matthey PLC	3,010	143,561
Kingfisher PLC	34,515	135,245
Land Securities Group PLC	11,433	143,923
Legal & General Group PLC	93,738	328,973
Lloyds Banking Group PLC	1,117,738	929,874
London Stock Exchange Group PLC	4,794	282,447
Marks & Spencer Group PLC (a)	26,028	101,282
Mediclinic International PLC	6,094	42,330
Meggitt PLC	12,764	83,075
Melrose Industries PLC	73,810	207,127
Merlin Entertainments PLC (c)	10,676	54,471
Micro Focus International PLC	6,942	120,715
Mondi PLC	5,692	153,327
National Grid PLC	52,731	583,388
Next PLC	2,159	172,354
NMC Health PLC	1,660	78,337
Pearson PLC	12,299	143,011
Persimmon PLC	4,778	159,682
Prudential PLC	40,142	917,192
Quilter PLC (b) (c)	1,251	2,393
Randgold Resources Ltd.	1,459	112,209

	Number of Shares	Value
Reckitt Benckiser Group PLC	10,352	$850,991
RELX PLC	16,276	348,445
Rio Tinto PLC	18,660	1,029,152
Rolls-Royce Holdings PLC	26,145	340,764
Royal Bank of Scotland Group PLC (b)	75,606	255,454
Royal Dutch Shell PLC Class A	71,356	2,472,809
Royal Dutch Shell PLC Class B	58,138	2,079,511
Royal Mail PLC	14,054	93,658
RSA Insurance Group PLC	15,878	142,339
The Sage Group PLC	16,776	138,544
Schroders PLC	1,951	81,289
Segro PLC	15,849	139,993
Severn Trent PLC	3,718	97,043
Shire PLC	14,062	790,814
Sky PLC	15,759	303,954
Smith & Nephew PLC	13,350	245,507
Smiths Group PLC	6,147	137,706
SSE PLC	15,449	276,015
St. James’s Place PLC	8,382	126,892
Standard Chartered PLC	43,870	400,843
Standard Life Aberdeen PLC	40,569	174,341
Taylor Wimpey PLC	51,801	122,276
Tesco PLC	150,509	509,779
Travis Perkins PLC	3,825	71,790
Unilever PLC	19,107	1,056,941
United Utilities Group PLC	10,710	107,846
Vodafone Group PLC	413,594	1,002,211
The Weir Group PLC	3,782	99,774
Whitbread PLC	2,892	151,077
Wm Morrison Supermarkets PLC	34,908	115,972
WPP PLC	19,503	306,901

		39,674,121

TOTAL COMMON STOCK (Cost $199,200,996)		220,829,765

PREFERRED STOCK — 0.6%
Germany — 0.5%
Bayerische Motoren Werke AG 5.860%	893	71,194
Fuchs Petrolub SE 2.090%	1,156	56,976
Henkel AG & Co. KGaA 1.640%	2,738	350,391
Porsche Automobil Holding SE 3.220%	2,365	150,637
Sartorius AG 0.350%	555	82,910
Schaeffler AG 4.920%	2,305	29,973
Volkswagen AG 2.720%	2,885	479,068

		1,221,149

Italy — 0.1%
Intesa Sanpaolo SpA 3.580%	14,874	44,980

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecom Italia SpA 5.160%	99,009	$64,518

		109,498

TOTAL PREFERRED STOCK (Cost $1,251,628)		1,330,647

TOTAL EQUITIES (Cost $200,452,624)		222,160,412

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (e)	2,829,611	2,829,611

TOTAL MUTUAL FUNDS (Cost $2,829,611)		2,829,611

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, Expires 7/17/18 (b) (d) (f)	223,024	-

Spain — 0.0%
ACS Actividades De Construccio, Expires 7/11/18 (b)	4,002	4,122
Repsol SA, Expires 7/06/18 (a) (b)	20,427	11,596

		15,718

TOTAL RIGHTS (Cost $15,854)		15,718

TOTAL LONG-TERM INVESTMENTS (Cost $203,298,089)		225,005,741

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (g)	$1,451,186	1,451,186

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,451,186)	$1,451,186

TOTAL INVESTMENTS — 99.6% (Cost $204,749,275) (h)	226,456,927

Other Assets/(Liabilities) — 0.4%	796,367

NET ASSETS — 100.0%	$227,253,294

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $2,690,815 or 1.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,722,323 or 0.76% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Investment was valued using significant unobservable inputs.
(g)

Maturity value of $1,451,300. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $1,483,344.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
AUD	23,543	Citibank N.A.	9/19/18	$17,910	$(483)
GBP	247,689	Citibank N.A.	9/19/18	332,887	(4,872)
HKD	723,350	Citibank N.A.	9/19/18	92,335	(21)

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
JPY	17,427,968	Citibank N.A.	9/19/18	$158,911	$(649)
SEK	1,126,050	Citibank N.A.	9/19/18	131,674	(5,209)

				733,717	(11,234)

EUR	264,204	Morgan Stanley & Co. LLC	9/19/18	310,000	337
JPY	27,323,923	Morgan Stanley & Co. LLC	9/19/18	250,000	(1,874)

				560,000	(1,537)

EUR	515,644	Societe Generale	9/19/18	612,232	(6,548)

				$1,905,949	$(19,319)

Contracts to Deliver
CHF	271,040	BNP Paribas SA	9/19/18	$277,369	$1,842
EUR	243,224	BNP Paribas SA	9/19/18	285,000	(695)
GBP	88,241	BNP Paribas SA	9/19/18	118,000	1,143
ILS	119,805	BNP Paribas SA	9/20/18	33,649	718

				714,018	3,008

NOK	504,037	Citibank N.A.	9/19/18	63,070	991

DKK	264,296	Goldman Sachs & CO.	9/19/18	42,100	421
SGD	87,443	Goldman Sachs & CO.	9/19/18	65,649	1,365

				107,749	1,786

HKD	1,010,799	Morgan Stanley & Co. LLC	9/19/18	129,000	1

				$1,013,837	$5,786

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Hang Seng Index	7/30/18	1	$185,328	$(2,257)
Topix Index	9/13/18	8	1,275,776	(25,358)
ASX SPI 200 Index	9/20/18	4	451,221	3,762
Euro Stoxx 50 Index	9/21/18	56	2,238,492	(20,886)
FTSE 100 Index	9/21/18	11	1,100,984	2,545
Mini MSCI EAFE Index	9/21/18	1	97,927	(157)

				$(42,351)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Australia — 1.5%
Amcor Ltd.	152,898	$1,633,089
AMP Ltd.	887,045	2,335,147
Orica Ltd.	356,637	4,694,165

		8,662,401

Belgium — 0.6%
KBC Group NV	49,781	3,837,352

Brazil — 0.3%
Ambev SA ADR	397,254	1,839,286

Canada — 2.6%
Alimentation Couche-Tard, Inc. Class B	15,700	682,027
Canadian National Railway Co.	75,786	6,195,505
Cenovus Energy, Inc.	96,500	1,001,959
Suncor Energy, Inc.	185,446	7,546,770

		15,426,261

Cayman Islands — 1.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,238	1,899,456
Baidu, Inc. Sponsored ADR (a)	17,847	4,336,821

		6,236,277

Denmark — 1.5%
Carlsberg A/S Class B	22,831	2,688,221
Novo Nordisk A/S Class B	127,473	5,887,878

		8,576,099

France — 14.3%
Air Liquide SA	72,467	9,100,780
BNP Paribas SA	171,101	10,605,615
Bureau Veritas SA	92,200	2,458,562
Danone SA	97,175	7,123,590
Dassault Systemes SE	22,485	3,146,439
Engie SA	265,913	4,069,501
Essilor International Cie Generale d’Optique SA	20,241	2,855,846
Hermes International	1,204	735,886
L’Oreal SA	16,911	4,172,382
Legrand SA	44,696	3,273,718
LVMH Moet Hennessy Louis Vuitton SE	22,827	7,588,123
Pernod Ricard SA (b)	54,776	8,940,262
Publicis Groupe SA	75,772	5,206,916
Safran SA	10,685	1,296,171
Sanofi	3,200	256,232
Schneider Electric SE	105,917	8,810,026
Valeo SA	73,880	4,032,589

		83,672,638

	Number of Shares	Value
Germany — 12.9%
Allianz SE Registered	43,215	$8,929,877
Bayer AG Registered	148,719	16,385,343
Bayerische Motoren Werke AG	93,690	8,497,973
Beiersdorf AG	61,524	6,986,557
Continental AG	23,015	5,260,438
Daimler AG Registered	156,170	10,047,153
Linde AG	9,026	2,153,901
Merck KGaA	37,998	3,709,888
MTU Aero Engines AG	12,879	2,473,617
ProSiebenSat.1 Media SE	85,396	2,165,274
SAP SE	78,719	9,094,170

		75,704,191

Hong Kong — 1.7%
AIA Group Ltd.	1,187,600	10,281,332

India — 2.5%
Axis Bank Ltd.	443,130	3,283,929
Housing Development Finance Corp. Ltd.	139,479	3,882,259
Tata Consultancy Services Ltd.	286,187	7,690,169

		14,856,357

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	5,994,100	2,848,819

Ireland — 1.0%
Ryanair Holdings PLC Sponsored ADR (a)	13,200	1,507,836
Willis Towers Watson PLC	30,167	4,573,317

		6,081,153

Israel — 0.9%
Check Point Software Technologies Ltd. (a)	53,306	5,206,930

Italy — 2.9%
Eni SpA	221,841	4,118,939
Intesa Sanpaolo SpA	4,226,231	12,232,899
Luxottica Group SpA	10,560	680,895

		17,032,733

Japan — 10.2%
Daikin Industries Ltd.	40,100	4,796,040
Denso Corp.	93,600	4,553,308
FANUC Corp.	14,300	2,835,221
Hoya Corp.	171,400	9,734,410
Japan Tobacco, Inc.	158,300	4,422,041
Kao Corp.	32,300	2,461,816
Kubota Corp.	222,300	3,490,846
Kyocera Corp.	78,100	4,388,249
Olympus Corp.	195,800	7,313,482
Shin-Etsu Chemical Co. Ltd.	17,700	1,570,165
Terumo Corp.	137,900	7,878,027
Toyota Motor Corp.	95,200	6,154,094

		59,597,699

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR	158,300	$2,999,785

Netherlands — 6.4%
Akzo Nobel NV	72,758	6,199,750
ASML Holding NV	8,370	1,650,740
CNH Industrial NV	602,703	6,385,638
EXOR NV	80,100	5,388,689
ING Groep NV	415,232	5,958,302
Koninklijke Philips NV	21,335	904,312
QIAGEN NV (a)	70,547	2,568,560
Randstad NV	74,307	4,361,003
RELX NV	192,840	4,104,992

		37,521,986

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd.	10,650	444,701

Singapore — 0.8%
DBS Group Holdings, Ltd.	253,500	4,922,383

South Africa — 1.1%
Naspers Ltd.	24,615	6,238,300

Spain — 1.0%
Amadeus IT Group SA	75,413	5,941,895

Sweden — 2.6%
Essity AB Class B	107,264	2,645,719
Hennes & Mauritz AB Class B (b)	522,950	7,784,128
SKF AB Class B	166,900	3,101,975
Volvo AB Class B	115,100	1,833,390

		15,365,212

Switzerland — 11.2%
Cie Financiere Richemont SA Registered	39,490	3,345,467
Credit Suisse Group AG Registered	584,505	8,771,978
Julius Baer Group Ltd.	43,913	2,579,764
Kuehne & Nagel International AG Registered	22,338	3,355,308
LafargeHolcim Ltd. Registered	113,990	5,558,084
Nestle SA Registered	211,304	16,358,476
Novartis AG Registered	77,982	5,906,711
Roche Holding AG	39,320	8,749,297
The Swatch Group AG	240	114,001
UBS Group AG Registered	498,223	7,665,198
Zurich Insurance Group AG	10,859	3,221,098

		65,625,382

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	126,537	4,626,193
Taiwan Semiconductor Manufacturing Co. Ltd.	387,000	2,753,370

		7,379,563

	Number of Shares	Value
United Kingdom — 17.4%
Ashtead Group PLC	80,100	$2,385,882
Barclays PLC	1,289,142	3,214,552
Compass Group PLC	320,452	6,826,979
Diageo PLC	218,553	7,845,112
Experian PLC	319,125	7,892,203
Ferguson PLC	5,157	418,459
G4S PLC	538,500	1,899,752
Glencore PLC	1,376,100	6,524,341
Just Eat PLC (a)	33,109	340,345
Liberty Global PLC Series A (a)	104,700	2,883,438
Liberty Global PLC Series C (a)	113,400	3,017,574
Lloyds Banking Group PLC	12,023,400	10,002,561
Meggitt PLC	233,749	1,521,369
Prudential PLC	106,643	2,436,654
Reckitt Benckiser Group PLC	95,446	7,846,180
RELX PLC	35,689	764,048
Rio Tinto PLC	80,396	4,434,070
Rolls-Royce Holdings PLC	318,273	4,148,250
Royal Bank of Scotland Group PLC (a)	1,300,900	4,395,414
Schroders PLC	123,700	5,154,018
Schroders PLC	300	9,836
Smiths Group PLC	198,141	4,438,779
Tesco PLC	585,361	1,982,635
WPP PLC	727,532	11,448,519

		101,830,970

United States — 1.0%
Yum China Holdings, Inc.	148,097	5,695,811

TOTAL COMMON STOCK (Cost $527,255,481)		573,825,516

TOTAL EQUITIES (Cost $527,255,481)		573,825,516

MUTUAL FUNDS — 3.0%
United States — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	17,452,332	17,452,332

TOTAL MUTUAL FUNDS (Cost $17,452,332)		17,452,332

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, Expires 7/17/18 (a) (d) (e)	4,226,231	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $544,707,813)		591,277,848

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$9,739,249	$9,739,249

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	36,042	36,042

TOTAL SHORT-TERM INVESTMENTS (Cost $9,775,291)		9,775,291

TOTAL INVESTMENTS — 102.6% (Cost $554,483,104) (g)		601,053,139

Other Assets/(Liabilities) — (2.6)%		(15,282,403)

NET ASSETS — 100.0%		$585,770,736

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $16,609,986 or 2.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(f)

Maturity value of $9,740,012. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 12/31/23 – 2/15/24, and an aggregate market value, including accrued interest, of $9,938,905.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	4,834,000	State Street Bank and Trust Co.	9/19/18	$5,146,030	$232,005

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 96.5%
Argentina — 0.1%
Loma Negra Cia Industrial Argentina SA (a)	18,579	$190,620
YPF SA Sponsored ADR	12,117	164,549

		355,169

Australia — 3.2%
Amcor Ltd.	287,277	3,068,379
Australia & New Zealand Banking Group Ltd.	86,827	1,822,510
BHP Billiton Ltd.	13,702	343,339
Challenger Ltd.	130,766	1,149,722
CSL Ltd.	5,459	780,428
Downer EDI Ltd.	243,356	1,224,933
Incitec Pivot Ltd.	466,459	1,258,124
Independence Group NL	249,483	953,364
Macquarie Group Ltd.	17,265	1,586,834
Primary Health Care Ltd.	495,024	1,280,465
Rio Tinto Ltd.	9,000	558,736
Scentre Group	302,935	986,935
South32 Ltd.	1,218,290	3,281,058
Suncorp Group Ltd.	153,395	1,660,900
Telstra Corp. Ltd.	93,476	181,095
WorleyParsons Ltd.	134,622	1,749,481

		21,886,303

Austria — 1.0%
BAWAG Group AG (b) (c)	22,156	1,031,808
Erste Group Bank AG	145,783	6,077,381

		7,109,189

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	19,829	2,000,330
Umicore SA	24,043	1,373,337

		3,373,667

Bermuda — 1.0%
Credicorp Ltd.	7,691	1,731,398
Hongkong Land Holdings Ltd.	202,500	1,448,718
Jardine Matheson Holdings Ltd.	39,900	2,514,462
Liberty Latin America Ltd. Class C (a)	48,000	930,240

		6,624,818

Brazil — 1.1%
Banco Bradesco SA Sponsored ADR	139,900	959,714
BB Seguridade Participacoes SA	128,124	808,595
BR Malls Participacoes SA	102,900	257,532
EDP - Energias do Brasil SA	457,400	1,636,880
Lojas Renner SA	289,900	2,196,830
Multiplan Empreendimentos Imobiliarios SA	16,940	249,134

	Number of Shares	Value
Raia Drogasil SA	101,800	$1,744,055

		7,852,740

British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (c)	16,693	483,206

Canada — 3.0%
Alimentation Couche-Tard, Inc. Class B	25,052	1,088,289
Canadian Natural Resources Ltd.	58,351	2,106,078
Canadian Pacific Railway Ltd.	6,555	1,201,256
Element Fleet Management Corp.	151,693	713,089
Empire Co. Ltd.	24,766	497,147
Franco-Nevada Corp.	14,965	1,092,224
Magna International, Inc.	84,306	4,900,708
National Bank of Canada	67,596	3,245,472
Restaurant Brands International, Inc.	21,400	1,290,420
Seven Generations Energy Ltd. Class A (a)	97,940	1,079,489
Sun Life Financial, Inc.	42,454	1,706,039
TransCanada Corp.	22,134	956,189
Waste Connections, Inc.	14,100	1,061,448

		20,937,848

Cayman Islands — 6.5%
58.com, Inc. ADR (a)	6,348	440,170
AAC Technologies Holdings, Inc.	42,500	594,740
Alibaba Group Holding Ltd. Sponsored ADR (a)	57,403	10,649,979
Baidu, Inc. Sponsored ADR (a)	11,901	2,891,943
China Mengniu Dairy Co. Ltd.	664,000	2,239,428
CK Asset Holdings Ltd.	205,500	1,623,699
CK Hutchison Holdings Ltd.	586,000	6,184,614
Ctrip.com International Ltd. ADR (a)	49,313	2,348,778
Hengan International Group Co. Ltd.	130,000	1,243,242
New Oriental Education & Technology Group, Inc. Sponsored ADR	2,500	236,650
Pagseguro Digital Ltd. (a)	16,828	466,977
Sea Ltd. (a)	61,827	927,405
Sunny Optical Technology Group Co. Ltd.	38,400	706,091
TAL Education Group Sponsored ADR (a)	12,596	463,533
Tencent Holdings Ltd.	238,300	11,866,902
YY, Inc. ADR (a)	20,281	2,037,632

		44,921,783

Chile — 0.2%
Banco Santander Chile Sponsored ADR	36,260	1,139,652

China — 1.6%
Anhui Conch Cement Co. Ltd. Class H	200,000	1,136,104
BTG Hotels Group Co. Ltd. Class A	115,400	472,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Longyuan Power Group Corp. Class H	1,600,000	$1,283,355
Gree Electric Appliances, Inc. of Zhuhai Class A	121,400	859,406
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	155,300	865,068
Huaneng Renewables Corp. Ltd. Class H	970,000	321,287
Kweichow Moutai Co. Ltd. Class A	14,398	1,587,576
Midea Group Co. Ltd. Class A	23,200	181,973
Ping An Insurance Group Co. of China Ltd. Class H	429,000	3,920,288
Tsingtao Brewery Co. Ltd. Class H	48,000	263,041

		10,890,522

Colombia — 0.0%
Grupo Aval Acciones y Valores SA ADR	37,381	309,888

Denmark — 0.7%
Danske Bank A/S	43,070	1,346,149
GN Store Nord A/S	62,159	2,831,438
Novo Nordisk A/S Class B	15,663	723,462

		4,901,049

Finland — 0.5%
Sampo OYJ Class A	44,686	2,179,069
Stora Enso OYJ Class R	61,834	1,208,030

		3,387,099

France — 7.3%
Air Liquide SA	23,601	2,963,935
AXA SA	141,799	3,473,966
BNP Paribas SA	108,359	6,716,582
Criteo SA (a)	14,900	489,465
Dassault Aviation SA	1,614	3,071,203
Engie SA	104,399	1,597,710
Eutelsat Communications SA	78,572	1,627,234
Gecina SA	6,110	1,021,653
Kering SA	2,675	1,508,850
L’Oreal SA	7,714	1,903,244
Legrand SA	12,651	926,611
Publicis Groupe SA	16,906	1,161,750
Rexel SA	92,451	1,328,438
Sanofi	63,118	5,054,014
Schneider Electric SE	23,802	1,979,817
Thales SA	24,903	3,206,254
Total SA	176,524	10,734,661
Unibail Rodamco Westfield	5,111	1,125,384

		49,890,771

Germany — 7.2%
BASF SE	16,465	1,573,975
Bayer AG Registered	93,918	10,347,560
Bayerische Motoren Werke AG	27,502	2,494,517
Commerzbank AG (a)	131,385	1,258,863

	Number of Shares	Value
Covestro AG (b) (c)	9,295	$828,804
E.ON SE	45,828	489,589
Fresenius SE & Co. KGaA	62,710	5,035,384
GEA Group AG	46,458	1,565,980
Hannover Rueck SE	2,827	352,461
HeidelbergCement AG	14,670	1,234,904
Infineon Technologies AG	35,943	915,946
Linde AG	5,161	1,231,584
Merck KGaA	14,282	1,394,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	17,903	3,794,054
Scout24 AG (b) (c)	36,574	1,939,858
Siemens AG Registered	51,060	6,747,536
Siemens Healthineers AG (a) (b) (c)	40,735	1,681,461
Stroeer SE & Co KGaA	11,767	711,918
Telefonica Deutschland Holding AG	968,675	3,817,702
Wirecard AG	8,314	1,338,292
Zalando SE (a) (b) (c)	13,531	755,747

		49,510,540

Hong Kong — 2.1%
AIA Group Ltd.	1,322,800	11,451,790
China Overseas Land & Investment Ltd.	356,000	1,164,619
CNOOC Ltd.	652,000	1,117,071
CSPC Pharmaceutical Group Ltd.	228,000	685,338

		14,418,818

Hungary — 0.1%
OTP Bank Nyrt	15,569	563,479

India — 2.0%
Axis Bank Ltd. GDR (c)	66,383	2,459,308
HDFC Bank Ltd. ADR	64,746	6,799,625
ICICI Bank Ltd. Sponsored ADR	113,070	907,952
Infosys Ltd. Sponsored ADR	120,671	2,344,638
Mahindra & Mahindra Ltd. Sponsored GDR (c)	54,930	715,663
Tata Motors Ltd. (a)	8,245	161,190
Wipro Ltd.	92,860	444,799

		13,833,175

Indonesia — 0.7%
Astra International Tbk PT	1,757,500	807,585
Bank Central Asia Tbk PT	2,153,700	3,222,567
Sarana Menara Nusantara Tbk PT	17,709,500	765,223

		4,795,375

Ireland — 0.7%
Bank of Ireland Group PLC	89,476	697,424
DCC PLC	12,067	1,097,709
Ryanair Holdings PLC Sponsored ADR (a)	13,602	1,553,757
Shire PLC ADR	6,649	1,122,351

		4,471,241

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 1.9%
Banca Mediolanum SpA	223,486	$1,511,381
Eni SpA	144,817	2,688,828
Intesa Sanpaolo SpA	601,684	1,741,585
Leonardo SpA	67,803	669,476
Moncler SpA	30,707	1,396,810
Prysmian SpA	81,281	2,019,597
Saipem SpA (a)	109,187	502,338
UniCredit SpA	137,679	2,289,812

		12,819,827

Japan — 16.3%
Aisin Seiki Co. Ltd.	10,800	491,670
Asahi Kasei Corp.	107,500	1,364,466
Asics Corp.	62,200	1,050,084
Astellas Pharma, Inc.	349,100	5,318,407
Benesse Holdings, Inc.	47,000	1,666,261
Bridgestone Corp.	23,200	906,458
Central Japan Railway Co.	6,200	1,285,483
Chugai Pharmaceutical Co. Ltd.	27,100	1,419,451
Coca-Cola Bottlers Japan Holdings, Inc.	20,200	806,560
Credit Saison Co. Ltd.	35,100	551,733
CyberAgent, Inc.	15,300	918,359
DeNA Co. Ltd.	59,300	1,111,225
DIC Corp.	43,900	1,369,636
Disco Corp.	2,400	408,659
Electric Power Development Co. Ltd.	38,300	988,321
Ezaki Glico Co. Ltd.	36,800	1,767,126
Fujitsu General Ltd.	105,500	1,647,882
Fujitsu Ltd.	207,000	1,253,783
Hamamatsu Photonics KK	13,600	583,136
Hitachi Metals Ltd.	156,700	1,625,143
Honda Motor Co. Ltd.	21,800	639,229
Inpex Corp.	89,400	923,960
Japan Tobacco, Inc.	99,600	2,782,282
JFE Holdings, Inc.	41,800	788,495
JGC Corp.	46,900	943,802
Kakaku.com, Inc.	27,300	615,263
Kansai Paint Co. Ltd.	33,100	686,349
Kirin Holdings Co. Ltd.	24,100	644,212
Koito Manufacturing Co. Ltd.	20,800	1,372,217
Kusuri no Aoki Holdings Co. Ltd.	6,600	439,061
Kyocera Corp.	1,100	61,806
Mercari, Inc. (a)	4,000	163,844
Miraca Holdings, Inc.	32,800	976,582
Mitsubishi Corp.	44,200	1,226,640
Mitsubishi Electric Corp.	343,700	4,566,683
Mitsubishi Motors Corp.	255,700	2,035,802
Mitsubishi UFJ Financial Group, Inc.	833,700	4,728,561
Mitsubishi UFJ Lease & Finance Co. Ltd.	213,100	1,308,011
Mitsui Fudosan Co. Ltd.	67,000	1,615,016
Murata Manufacturing Co. Ltd.	9,100	1,527,714

	Number of Shares	Value
Nippon Shokubai Co. Ltd.	24,100	$1,740,907
Nippon Telegraph & Telephone Corp.	177,200	8,051,861
Omron Corp.	19,200	892,765
Panasonic Corp.	180,300	2,422,401
Persol Holdings Co. Ltd.	27,200	606,080
Pola Orbis Holdings, Inc.	13,500	593,242
Recruit Holdings Co. Ltd.	39,700	1,096,956
Renesas Electronics Corp. (a)	137,200	1,342,415
Sega Sammy Holdings, Inc.	27,300	467,443
Seven & i Holdings Co. Ltd.	104,500	4,554,864
SMC Corp.	2,400	878,352
SoftBank Group Corp.	10,400	746,250
Sony Corp.	16,100	826,027
Stanley Electric Co. Ltd.	40,400	1,373,847
Sumitomo Corp.	420,500	6,901,200
Sumitomo Metal Mining Co. Ltd.	9,100	346,730
Sumitomo Mitsui Financial Group, Inc.	20,700	802,164
Sumitomo Mitsui Trust Holdings, Inc.	26,600	1,053,727
Sumitomo Realty & Development Co. Ltd.	36,000	1,325,150
Sumitomo Rubber Industries Ltd.	120,300	1,909,262
Suzuki Motor Corp.	43,100	2,376,873
Takeda Pharmaceutical Co. Ltd.	52,000	2,195,981
Terumo Corp.	15,800	902,631
THK Co. Ltd.	43,100	1,232,217
Tokio Marine Holdings, Inc.	78,900	3,694,518
Tokyo Electron Ltd.	9,900	1,694,997
Tosoh Corp.	13,700	212,009
Toyota Motor Corp.	90,400	5,843,804
Yahoo! Japan Corp.	465,100	1,540,267

		112,204,312

Luxembourg — 0.2%
Globant SA (a)	7,784	442,053
Samsonite International SA	179,700	637,910
Tenaris SA Sponsored ADR (Luxembourg)	12,994	472,852

		1,552,815

Malaysia — 0.0%
Astro Malaysia Holdings Bhd	6,300	2,479

Mexico — 0.4%
America Movil SAB de CV Sponsored ADR	34,159	569,089
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	139,160	930,980
Grupo Aeroportuario del Sureste SAB de CV	1,951	310,521
Wal-Mart de Mexico SAB de CV	464,712	1,226,581

		3,037,171

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 2.8%
ABN AMRO Group NV (b) (c)	117,954	$3,052,795
Adyen NV (a) (b) (c)	383	210,998
Airbus SE	12,063	1,409,905
Akzo Nobel NV	18,097	1,542,056
ASML Holding NV	15,759	3,108,007
ING Groep NV	141,204	2,026,183
Koninklijke DSM NV	15,203	1,526,575
Koninklijke Philips NV	92,216	3,908,697
NXP Semiconductor NV (a)	15,198	1,660,685
X5 Retail Group NV GDR (c)	14,629	387,217
Yandex NV Class A (a)	15,200	545,680

		19,378,798

Norway — 0.8%
DNB ASA	113,982	2,223,283
Equinor ASA	37,692	997,572
Storebrand ASA	151,725	1,224,205
Yara International ASA	24,395	1,009,889

		5,454,949

Philippines — 0.4%
BDO Unibank, Inc.	124,690	292,567
GT Capital Holdings, Inc.	16,840	287,106
SM Investments Corp.	99,680	1,633,586
Universal Robina Corp.	263,580	597,579

		2,810,838

Republic of Korea — 3.6%
AMOREPACIFIC Group	2,415	267,374
Hyundai Mobis Co. Ltd.	3,442	654,016
KT Corp. Sponsored ADR	89,269	1,185,492
KT Corp.	23,691	582,324
KT&G Corp.	10,075	966,142
LG Household & Health Care Ltd.	3,345	4,187,658
NAVER Corp.	5,744	3,925,451
Samsung Electronics Co. Ltd.	280,132	11,697,180
Samsung Fire & Marine Insurance Co. Ltd.	4,817	1,140,717

		24,606,354

Russia — 0.6%
Magnit PJSC Sponsored GDR Registered (c)	11,541	207,352
MMC Norilsk Nickel PJSC ADR (Russia)	67,714	1,209,512
Sberbank of Russia PJSC Sponsored ADR	206,645	2,974,708

		4,391,572

Singapore — 0.9%
DBS Group Holdings, Ltd.	92,900	1,803,903
Sembcorp Industries Ltd.	77,900	156,816
United Overseas Bank Ltd.	158,500	3,121,500
Wilmar International Ltd.	370,700	831,251

		5,913,470

	Number of Shares	Value
South Africa — 1.4%
Aspen Pharmacare Holdings Ltd.	22,984	$432,730
Barclays Africa Group Ltd.	137,553	1,602,600
Bid Corp. Ltd.	19,187	384,959
Clicks Group Ltd.	21,227	303,733
FirstRand Ltd.	542,598	2,523,154
Mr Price Group Ltd.	13,400	220,148
Naspers Ltd.	6,547	1,659,238
Sanlam Ltd.	218,545	1,108,373
Shoprite Holdings Ltd.	100,179	1,606,317

		9,841,252

Spain — 2.2%
Amadeus IT Group SA	32,622	2,570,333
CaixaBank SA	286,247	1,236,518
Gas Natural SDG SA	88,935	2,353,226
Grifols SA	105,267	2,263,240
Iberdrola SA	345,505	2,668,781
Indra Sistemas SA (a)	115,252	1,375,927
Telefonica SA	326,761	2,785,132

		15,253,157

Sweden — 2.0%
Elekta AB	69,989	921,957
Essity AB Class B	158,614	3,912,292
Getinge AB Class B	124,712	1,133,275
Hexagon AB Class B	29,719	1,655,243
Nordea Bank AB	416,409	4,006,413
Svenska Handelsbanken AB Class A	145,773	1,618,061
Telefonaktiebolaget LM Ericsson Class B	76,963	592,359

		13,839,600

Switzerland — 5.7%
ABB Ltd. Registered	71,261	1,554,962
dormakaba Holding AG	1,043	730,845
GAM Holding Ltd.	38,313	529,217
Julius Baer Group Ltd.	30,502	1,791,906
Nestle SA Registered	104,657	8,102,208
Novartis AG Registered	85,514	6,477,219
PSP Swiss Property AG Registered	14,274	1,325,088
Roche Holding AG	36,440	8,108,454
UBS Group AG Registered	387,137	5,956,131
Zurich Insurance Group AG	16,182	4,800,057

		39,376,087

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	330,688	12,089,953

Thailand — 0.5%
Airports of Thailand PCL	396,400	753,794
CP ALL PCL	1,293,200	2,839,731

		3,593,525

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Turkey — 0.1%
BIM Birlesik Magazalar AS	45,590	$666,307

United Kingdom — 13.8%
Antofagasta PLC	104,863	1,362,273
AstraZeneca PLC Sponsored ADR	88,887	3,120,823
Aviva PLC	163,209	1,085,303
Barclays PLC	25,700	257,771
BHP Billiton PLC	53,985	1,208,085
BP PLC Sponsored ADR	22,632	1,033,377
British American Tobacco PLC	122,169	6,170,015
Britvic PLC	63,179	649,220
Burberry Group PLC	165,872	4,721,559
Close Brothers Group PLC	12,450	244,060
Cobham PLC (a)	711,761	1,207,518
Compass Group PLC	54,022	1,150,897
ConvaTec Group PLC (b) (c)	474,294	1,328,408
Diageo PLC	47,216	1,694,851
Direct Line Insurance Group PLC	580,371	2,625,345
Dixons Carphone PLC	368,090	906,175
Fresnillo PLC	34,825	525,026
GlaxoSmithKline PLC Sponsored ADR	124,958	5,037,057
Great Portland Estates PLC	109,298	1,029,876
Investec PLC	111,070	787,493
Johnson Matthey PLC	26,548	1,266,200
Kingfisher PLC	817,437	3,203,068
Liberty Global PLC Series A (a)	18,183	500,760
Liberty Global PLC Series C (a)	21,530	572,913
LivaNova PLC (a)	11,793	1,177,177
Lloyds Banking Group PLC	4,333,205	3,604,899
London Stock Exchange Group PLC	26,040	1,534,194
Meggitt PLC	444,896	2,895,631
Melrose Industries PLC	202,877	569,318
National Grid PLC	108,588	1,201,361
Next PLC	15,970	1,274,896
Persimmon PLC	41,200	1,376,913
Playtech PLC	158,907	1,578,679
Prudential PLC	272,506	6,226,408
Reckitt Benckiser Group PLC	11,842	973,477
Rolls-Royce Holdings PLC	198,680	2,589,520
Royal Bank of Scotland Group PLC (a)	548,246	1,852,385
Royal Dutch Shell PLC B Shares Sponsored ADR	31,791	2,309,616
RSA Insurance Group PLC	374,384	3,356,193
Shire PLC	40,949	2,302,876
Smith & Nephew PLC	71,844	1,321,215
Smiths Group PLC	51,857	1,161,707
SSE PLC	22,428	400,704
Standard Chartered PLC	108,966	995,629
Unilever PLC	73,764	4,080,401
Vodafone Group PLC	770,231	1,866,406

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR	195,604	$4,755,133
William Hill PLC	356,656	1,425,461
WPP PLC	153,490	2,415,335

		94,933,607

United States — 1.5%
Altice USA, Inc.	15,635	266,733
Autoliv, Inc.	7,782	799,799
Booking Holdings, Inc. (a)	1,412	2,862,251
Broadcom, Inc.	7,452	1,808,154
Mastercard, Inc. Class A	11,687	2,296,729
MercadoLibre, Inc.	2,670	798,143
Philip Morris International, Inc.	13,057	1,054,222
Southern Copper Corp.	10,375	486,276
Veoneer, Inc. SDR (a) (d) (e)	7,782	275,162

		10,647,469

TOTAL COMMON STOCK (Cost $708,043,261)		664,069,874

PREFERRED STOCK — 0.8%
Brazil — 0.6%
Banco Bradesco SA 3.340%	103,510	718,421
Itau Unibanco Holding SA 5.850%	295,900	3,079,818

		3,798,239

Italy — 0.1%
Telecom Italia SpA 5.160%	942,982	614,478

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 2.49%	27,997	944,082

TOTAL PREFERRED STOCK (Cost $7,292,955)		5,356,799

TOTAL EQUITIES (Cost $715,336,216)		669,426,673

MUTUAL FUNDS — 0.8%
United States — 0.8%
iShares MSCI Taiwan ETF	154,045	5,545,620
T. Rowe Price Government Reserve Investment Fund	19,566	19,566

		5,565,186

TOTAL MUTUAL FUNDS (Cost $5,806,684)		5,565,186

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, Expires 7/17/18 (a) (d) (e)	581,314	$-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $721,142,900)		674,991,859

SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	9,302,471	9,302,471

TOTAL SHORT-TERM INVESTMENTS (Cost $9,302,471)		9,302,471

TOTAL INVESTMENTS — 99.4% (Cost $730,445,371) (g)		684,294,330

Other Assets/(Liabilities) — 0.6%		3,925,643

NET ASSETS — 100.0%		$688,219,973

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $10,829,879 or 1.57% of net assets.

(c)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $15,082,625 or 2.19% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $275,162 or 0.04% of net assets.
(f)

Maturity value of $9,303,200. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% – 2.250%, maturity dates ranging from 12/31/18 –12/31/23, and an aggregate market value, including accrued interest, of $9,493,762.

(g)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Written Options contracts at June 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	6	EUR	81,000	7/20/18	Wirecard AG, Strike 135.00	$2,852	$4,187	$(1,335)
Goldman Sachs International	5	EUR	72,000	7/20/18	Wirecard AG, Strike 144.00	2,256	1,058	1,198
JP Morgan Chase Bank N.A.	21	DKK	588,000	8/17/18	GN Store Nord A/S, Strike 280.00	1,560	6,800	(5,240)
JP Morgan Chase Bank N.A.	20	DKK	580,000	8/17/18	GN Store Nord A/S, Strike 290.00	2,124	740	1,384
JP Morgan Chase Bank N.A.	20	DKK	600,000	8/17/18	GN Store Nord A/S, Strike 300.00	1,492	3,329	(1,837)

						$10,284	$16,114	$(5,830)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
GBP	669,000	Bank of America N.A.	7/13/18	$894,902	$11,599
JPY	145,910,000	UBS AG	7/13/18	1,324,572	5,819

				$2,219,474	$17,418

Currency Legend

DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.6%
DFA Commodity Strategy Portfolio	331,774	$1,980,691
MassMutual Premier Disciplined Growth Fund, Class I (a)	273,946	3,632,528
MassMutual Premier Disciplined Value Fund, Class I (a)	213,159	3,457,445
MassMutual Premier International Equity Fund, Class I (a)	111,589	1,489,717
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	241,155	3,178,422
MassMutual Select Blue Chip Growth Fund, Class I (a)	47,413	1,037,399
MassMutual Select Diversified Value Fund, Class I (a)	126,734	1,606,991
MassMutual Select Equity Opportunities Fund, Class I (a)	180,440	3,118,008
MassMutual Select Fundamental Growth Fund, Class I (a)	98,620	889,551
MassMutual Select Fundamental Value Fund, Class I (a)	147,960	1,686,740
MassMutual Select Growth Opportunities Fund, Class I (a)	52,848	653,204
MassMutual Select Mid Cap Growth Fund, Class I (a)	27,476	617,378
MassMutual Select Mid-Cap Value Fund, Class I (a)	96,004	1,307,577
MassMutual Select Overseas Fund, Class I (a)	634,080	5,934,986
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	36,641	643,408
MassMutual Select Small Cap Value Equity Fund, Class I (a)	56,925	987,073
MassMutual Select Small Company Value Fund, Class I (a)	29,732	349,945
MM Select Equity Asset Fund, Class I (a)	2,451,173	29,021,882
Oppenheimer Real Estate Fund, Class I (a)	31,483	778,253

		62,371,198

Fixed Income Funds — 69.5%
Barings Global Floating Rate Fund, Class Y (a)	143,235	1,360,731
MassMutual Premier Core Bond Fund, Class I (a)	2,939,042	31,212,628
MassMutual Premier High Yield Fund, Class I (a)	409,747	3,704,112

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	344,299	$3,549,725
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,886,595	29,501,006
MassMutual Select Strategic Bond Fund, Class I (a)	1,113,522	11,268,845
MassMutual Select Total Return Bond Fund, Class I (a)	1,637,327	15,751,088
MM Select Bond and Income Asset Fund, Class I (a)	4,256,363	40,648,267
Oppenheimer International Bond Fund, Class I (a)	883,738	4,913,584

		141,909,986

TOTAL MUTUAL FUNDS (Cost $203,526,692)		204,281,184

TOTAL LONG-TERM INVESTMENTS (Cost $203,526,692)		204,281,184

TOTAL INVESTMENTS — 100.1% (Cost $203,526,692) (b)		204,281,184

Other Assets/(Liabilities) — (0.1)%		(181,686)

NET ASSETS — 100.0%		$204,099,498

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.5%
DFA Commodity Strategy Portfolio	629,327	$3,757,081
MassMutual Premier Disciplined Growth Fund, Class I (a)	526,937	6,987,190
MassMutual Premier Disciplined Value Fund, Class I (a)	410,252	6,654,292
MassMutual Premier International Equity Fund, Class I (a)	264,973	3,537,393
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	643,308	8,478,799
MassMutual Select Blue Chip Growth Fund, Class I (a)	240,053	5,252,358
MassMutual Select Diversified Value Fund, Class I (a)	655,625	8,313,330
MassMutual Select Equity Opportunities Fund, Class I (a)	457,002	7,896,996
MassMutual Select Fundamental Growth Fund, Class I (a)	512,045	4,618,642
MassMutual Select Fundamental Value Fund, Class I (a)	587,809	6,701,027
MassMutual Select Growth Opportunities Fund, Class I (a)	278,147	3,437,895
MassMutual Select Mid Cap Growth Fund, Class I (a)	71,278	1,601,614
MassMutual Select Mid-Cap Value Fund, Class I (a)	256,182	3,489,205
MassMutual Select Overseas Fund, Class I (a)	1,510,674	14,139,912
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	105,189	1,847,121
MassMutual Select Small Cap Value Equity Fund, Class I (a)	156,186	2,708,272
MassMutual Select Small Company Value Fund, Class I (a)	79,891	940,318
MM Select Equity Asset Fund, Class I (a)	6,663,776	78,899,105
Oppenheimer Real Estate Fund, Class I (a)	81,882	2,024,131

		171,284,681

Fixed Income Funds — 37.6%
Barings Global Floating Rate Fund, Class Y (a)	124,463	1,182,401
MassMutual Premier Core Bond Fund, Class I (a)	2,161,156	22,951,481
MassMutual Premier High Yield Fund, Class I (a)	375,152	3,391,374

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	252,603	$2,604,341
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,959,997	20,031,166
MassMutual Select Strategic Bond Fund, Class I (a)	820,827	8,306,772
MassMutual Select Total Return Bond Fund, Class I (a)	1,225,289	11,787,279
MM Select Bond and Income Asset Fund, Class I (a)	3,045,710	29,086,533
Oppenheimer International Bond Fund, Class I (a)	641,270	3,565,464

		102,906,811

TOTAL MUTUAL FUNDS (Cost $260,645,101)		274,191,492

TOTAL LONG-TERM INVESTMENTS (Cost $260,645,101)		274,191,492

TOTAL INVESTMENTS — 100.1% (Cost $260,645,101) (b)		274,191,492

Other Assets/(Liabilities) — (0.1)%		(235,441)

NET ASSETS — 100.0%		$273,956,051

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.2%
DFA Commodity Strategy Portfolio	611,211	$3,648,929
MassMutual Premier Disciplined Growth Fund, Class I (a)	181,283	2,403,814
MassMutual Premier Disciplined Value Fund, Class I (a)	140,686	2,281,924
MassMutual Premier International Equity Fund, Class I (a)	292,658	3,906,985
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	769,972	10,148,235
MassMutual Select Blue Chip Growth Fund, Class I (a)	439,258	9,610,954
MassMutual Select Diversified Value Fund, Class I (a)	1,096,708	13,906,254
MassMutual Select Equity Opportunities Fund, Class I (a)	281,064	4,856,792
MassMutual Select Fundamental Growth Fund, Class I (a)	927,777	8,368,547
MassMutual Select Fundamental Value Fund, Class I (a)	871,528	9,935,420
MassMutual Select Growth Opportunities Fund, Class I (a)	501,047	6,192,939
MassMutual Select Mid Cap Growth Fund, Class I (a)	85,516	1,921,547
MassMutual Select Mid-Cap Value Fund, Class I (a)	465,279	6,337,096
MassMutual Select Overseas Fund, Class I (a)	1,688,740	15,806,603
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	117,279	2,059,416
MassMutual Select Small Cap Value Equity Fund, Class I (a)	182,167	3,158,783
MassMutual Select Small Company Value Fund, Class I (a)	95,107	1,119,405
MM Select Equity Asset Fund, Class I (a)	8,042,224	95,219,930
Oppenheimer Real Estate Fund, Class I (a)	97,612	2,412,958

		203,296,531

Fixed Income Funds — 15.9%
Barings Global Floating Rate Fund, Class Y (a)	46,606	442,757
MassMutual Premier Core Bond Fund, Class I (a)	829,603	8,810,384
MassMutual Premier High Yield Fund, Class I (a)	125,103	1,130,927
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	92,642	955,143

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	617,831	$6,314,230
MassMutual Select Strategic Bond Fund, Class I (a)	315,716	3,195,044
MassMutual Select Total Return Bond Fund, Class I (a)	565,151	5,436,756
MM Select Bond and Income Asset Fund, Class I (a)	1,104,082	10,543,979
Oppenheimer International Bond Fund, Class I (a)	253,173	1,407,642

		38,236,862

TOTAL MUTUAL FUNDS (Cost $223,669,625)		241,533,393

TOTAL LONG-TERM INVESTMENTS (Cost $223,669,625)		241,533,393

TOTAL INVESTMENTS — 100.1% (Cost $223,669,625) (b)		241,533,393

Other Assets/(Liabilities) — (0.1)%		(209,265)

NET ASSETS — 100.0%		$241,324,128

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 97.1%
DFA Commodity Strategy Portfolio	333,593	$1,991,553
MassMutual Premier Disciplined Growth Fund, Class I (a)	87,745	1,163,502
MassMutual Premier Disciplined Value Fund, Class I (a)	68,408	1,109,574
MassMutual Premier International Equity Fund, Class I (a)	159,138	2,124,498
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	418,415	5,514,716
MassMutual Select Blue Chip Growth Fund, Class I (a)	241,331	5,280,332
MassMutual Select Diversified Value Fund, Class I (a)	670,912	8,507,166
MassMutual Select Equity Opportunities Fund, Class I (a)	175,831	3,038,359
MassMutual Select Fundamental Growth Fund, Class I (a)	514,828	4,643,748
MassMutual Select Fundamental Value Fund, Class I (a)	488,897	5,573,424
MassMutual Select Growth Opportunities Fund, Class I (a)	279,477	3,454,332
MassMutual Select Mid Cap Growth Fund, Class I (a)	46,701	1,049,365
MassMutual Select Mid-Cap Value Fund, Class I (a)	163,315	2,224,344
MassMutual Select Overseas Fund, Class I (a)	917,957	8,592,074
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	63,642	1,117,547
MassMutual Select Small Cap Value Equity Fund, Class I (a)	98,782	1,712,880
MassMutual Select Small Company Value Fund, Class I (a)	51,579	607,082
MM Select Equity Asset Fund, Class I (a)	4,383,838	51,904,641
Oppenheimer Real Estate Fund, Class I (a)	52,947	1,308,853

		110,917,990

Fixed Income Funds — 3.0%
Barings Global Floating Rate Fund, Class Y (a)	4,170	39,620
MassMutual Premier Core Bond Fund, Class I (a)	58,142	617,468
MassMutual Premier High Yield Fund, Class I (a)	9,387	84,861

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	22,228	$229,174
MassMutual Premier Short-Duration Bond Fund, Class I (a)	47,888	489,412
MassMutual Select Strategic Bond Fund, Class I (a)	22,035	222,992
MassMutual Select Total Return Bond Fund, Class I (a)	89,574	861,700
MM Select Bond and Income Asset Fund, Class I (a)	85,606	817,534
Oppenheimer International Bond Fund, Class I (a)	17,861	99,306

		3,462,067

TOTAL MUTUAL FUNDS (Cost $105,816,228)		114,380,057

TOTAL LONG-TERM INVESTMENTS (Cost $105,816,228)		114,380,057

TOTAL INVESTMENTS — 100.1% (Cost $105,816,228) (b)		114,380,057

Other Assets/(Liabilities) — (0.1)%		(102,087)

NET ASSETS — 100.0%		$114,277,970

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.5%
DFA Commodity Strategy Portfolio	149,952	$895,215
MassMutual Premier Disciplined Growth Fund, Class I (a)	123,723	1,640,572
MassMutual Premier Disciplined Value Fund, Class I (a)	96,463	1,564,627
MassMutual Premier International Equity Fund, Class I (a)	71,426	953,541
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	106,462	1,403,168
MassMutual Select Blue Chip Growth Fund, Class I (a)	16,593	363,046
MassMutual Select Diversified Value Fund, Class I (a)	42,538	539,386
MassMutual Select Equity Opportunities Fund, Class I (a)	79,151	1,367,723
MassMutual Select Fundamental Growth Fund, Class I (a)	34,343	309,769
MassMutual Select Fundamental Value Fund, Class I (a)	31,149	355,096
MassMutual Select Growth Opportunities Fund, Class I (a)	18,379	227,167
MassMutual Select Mid Cap Growth Fund, Class I (a)	11,602	260,690
MassMutual Select Mid-Cap Value Fund, Class I (a)	43,113	587,201
MassMutual Select Overseas Fund, Class I (a)	276,479	2,587,844
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	16,921	297,136
MassMutual Select Small Cap Value Equity Fund, Class I (a)	25,066	434,652
MassMutual Select Small Company Value Fund, Class I (a)	12,879	151,586
MM Select Equity Asset Fund, Class I (a)	1,041,610	12,332,662
Oppenheimer Real Estate Fund, Class I (a)	13,369	330,475

		26,601,556

Fixed Income Funds — 64.6%
Barings Global Floating Rate Fund, Class Y (a)	46,212	439,016
MassMutual Premier Core Bond Fund, Class I (a)	863,921	9,174,845
MassMutual Premier High Yield Fund, Class I (a)	141,229	1,276,706
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	363,280	3,745,416

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	996,753	$10,186,818
MassMutual Select Strategic Bond Fund, Class I (a)	327,090	3,310,151
MassMutual Select Total Return Bond Fund, Class I (a)	487,425	4,689,027
MM Select Bond and Income Asset Fund, Class I (a)	1,453,630	13,882,163
Oppenheimer International Bond Fund, Class I (a)	301,199	1,674,667

		48,378,809

TOTAL MUTUAL FUNDS (Cost $74,304,137)		74,980,365

TOTAL LONG-TERM INVESTMENTS (Cost $74,304,137)		74,980,365

TOTAL INVESTMENTS — 100.1% (Cost $74,304,137) (b)		74,980,365

Other Assets/(Liabilities) — (0.1)%		(93,087)

NET ASSETS — 100.0%		$74,887,278

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 41.7%
DFA Commodity Strategy Portfolio	109,692	$654,864
MassMutual Premier Disciplined Growth Fund, Class I (a)	90,399	1,198,691
MassMutual Premier Disciplined Value Fund, Class I (a)	70,122	1,137,383
MassMutual Premier International Equity Fund, Class I (a)	56,429	753,326
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	89,614	1,181,106
MassMutual Select Blue Chip Growth Fund, Class I (a)	21,394	468,090
MassMutual Select Diversified Value Fund, Class I (a)	58,631	743,442
MassMutual Select Equity Opportunities Fund, Class I (a)	56,816	981,776
MassMutual Select Fundamental Growth Fund, Class I (a)	44,814	404,221
MassMutual Select Fundamental Value Fund, Class I (a)	37,528	427,820
MassMutual Select Growth Opportunities Fund, Class I (a)	24,158	298,595
MassMutual Select Mid Cap Growth Fund, Class I (a)	9,549	214,576
MassMutual Select Mid-Cap Value Fund, Class I (a)	33,424	455,229
MassMutual Select Overseas Fund, Class I (a)	219,480	2,054,335
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	13,022	228,670
MassMutual Select Small Cap Value Equity Fund, Class I (a)	20,276	351,581
MassMutual Select Small Company Value Fund, Class I (a)	10,567	124,372
MM Select Equity Asset Fund, Class I (a)	884,081	10,467,520
Oppenheimer Real Estate Fund, Class I (a)	11,614	287,109

		22,432,706

Fixed Income Funds — 58.5%
Barings Global Floating Rate Fund, Class Y (a)	33,837	321,450
MassMutual Premier Core Bond Fund, Class I (a)	565,438	6,004,955
MassMutual Premier High Yield Fund, Class I (a)	86,937	785,908
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	235,908	2,432,213

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	630,566	$6,444,387
MassMutual Select Strategic Bond Fund, Class I (a)	214,120	2,166,893
MassMutual Select Total Return Bond Fund, Class I (a)	343,024	3,299,889
MM Select Bond and Income Asset Fund, Class I (a)	940,676	8,983,457
Oppenheimer International Bond Fund, Class I (a)	194,612	1,082,041

		31,521,193

TOTAL MUTUAL FUNDS (Cost $52,992,888)		53,953,899

TOTAL LONG-TERM INVESTMENTS (Cost $52,992,888)		53,953,899

TOTAL INVESTMENTS — 100.2% (Cost $52,992,888) (b)		53,953,899

Other Assets/(Liabilities) — (0.2)%		(83,122)

NET ASSETS — 100.0%		$53,870,777

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 46.6%
DFA Commodity Strategy Portfolio	159,962	$954,971
MassMutual Premier Disciplined Growth Fund, Class I (a)	131,466	1,743,243
MassMutual Premier Disciplined Value Fund, Class I (a)	102,322	1,659,658
MassMutual Premier International Equity Fund, Class I (a)	87,169	1,163,711
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	141,928	1,870,618
MassMutual Select Blue Chip Growth Fund, Class I (a)	39,446	863,084
MassMutual Select Diversified Value Fund, Class I (a)	110,095	1,396,009
MassMutual Select Equity Opportunities Fund, Class I (a)	82,143	1,419,425
MassMutual Select Fundamental Growth Fund, Class I (a)	82,727	746,198
MassMutual Select Fundamental Value Fund, Class I (a)	68,279	778,379
MassMutual Select Growth Opportunities Fund, Class I (a)	44,564	550,808
MassMutual Select Mid Cap Growth Fund, Class I (a)	15,363	345,213
MassMutual Select Mid-Cap Value Fund, Class I (a)	50,232	684,164
MassMutual Select Overseas Fund, Class I (a)	339,569	3,178,364
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	20,570	361,213
MassMutual Select Small Cap Value Equity Fund, Class I (a)	32,033	555,448
MassMutual Select Small Company Value Fund, Class I (a)	16,688	196,420
MM Select Equity Asset Fund, Class I (a)	1,402,356	16,603,896
Oppenheimer Real Estate Fund, Class I (a)	17,698	437,495

		35,508,317

Fixed Income Funds — 53.5%
Barings Global Floating Rate Fund, Class Y (a)	46,184	438,751
MassMutual Premier Core Bond Fund, Class I (a)	732,295	7,776,972
MassMutual Premier High Yield Fund, Class I (a)	130,583	1,180,471
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	306,129	3,156,193

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	800,978	$8,185,992
MassMutual Select Strategic Bond Fund, Class I (a)	277,032	2,803,565
MassMutual Select Total Return Bond Fund, Class I (a)	438,522	4,218,580
MM Select Bond and Income Asset Fund, Class I (a)	1,210,380	11,559,131
Oppenheimer International Bond Fund, Class I (a)	253,128	1,407,390

		40,727,045

TOTAL MUTUAL FUNDS (Cost $74,536,697)		76,235,362

TOTAL LONG-TERM INVESTMENTS (Cost $74,536,697)		76,235,362

TOTAL INVESTMENTS — 100.1% (Cost $74,536,697) (b)		76,235,362

Other Assets/(Liabilities) — (0.1)%		(91,569)

NET ASSETS — 100.0%		$76,143,793

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 55.6%
DFA Commodity Strategy Portfolio	971,542	$5,800,108
MassMutual Premier Disciplined Growth Fund, Class I (a)	809,531	10,734,382
MassMutual Premier Disciplined Value Fund, Class I (a)	630,088	10,220,024
MassMutual Premier International Equity Fund, Class I (a)	554,792	7,406,472
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	987,648	13,017,198
MassMutual Select Blue Chip Growth Fund, Class I (a)	334,913	7,327,899
MassMutual Select Diversified Value Fund, Class I (a)	947,550	12,014,930
MassMutual Select Equity Opportunities Fund, Class I (a)	482,182	8,332,107
MassMutual Select Fundamental Growth Fund, Class I (a)	690,427	6,227,649
MassMutual Select Fundamental Value Fund, Class I (a)	560,660	6,391,527
MassMutual Select Growth Opportunities Fund, Class I (a)	334,071	4,129,112
MassMutual Select Mid Cap Growth Fund, Class I (a)	105,752	2,376,254
MassMutual Select Mid-Cap Value Fund, Class I (a)	331,479	4,514,747
MassMutual Select Overseas Fund, Class I (a)	2,262,817	21,179,964
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,113	2,495,502
MassMutual Select Small Cap Value Equity Fund, Class I (a)	220,989	3,831,941
MassMutual Select Small Company Value Fund, Class I (a)	115,297	1,357,048
MM Select Equity Asset Fund, Class I (a)	9,823,104	116,305,552
Oppenheimer Real Estate Fund, Class I (a)	121,488	3,003,179

		246,665,595

Fixed Income Funds — 44.5%
Barings Global Floating Rate Fund, Class Y (a)	231,256	2,196,934
MassMutual Premier Core Bond Fund, Class I (a)	3,567,478	37,886,613
MassMutual Premier High Yield Fund, Class I (a)	652,340	5,897,158
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,486,419	15,324,981

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,776,395	$38,594,753
MassMutual Select Strategic Bond Fund, Class I (a)	1,350,850	13,670,597
MassMutual Select Total Return Bond Fund, Class I (a)	2,182,888	20,999,383
MM Select Bond and Income Asset Fund, Class I (a)	5,831,007	55,686,121
Oppenheimer International Bond Fund, Class I (a)	1,228,222	6,828,912

		197,085,452

TOTAL MUTUAL FUNDS (Cost $423,875,350)		443,751,047

TOTAL LONG-TERM INVESTMENTS (Cost $423,875,350)		443,751,047

TOTAL INVESTMENTS — 100.1% (Cost $423,875,350) (b)		443,751,047

Other Assets/(Liabilities) — (0.1)%		(405,270)

NET ASSETS — 100.0%		$443,345,777

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 67.7%
DFA Commodity Strategy Portfolio	655,952	$3,916,033
MassMutual Premier Disciplined Growth Fund, Class I (a)	521,754	6,918,456
MassMutual Premier Disciplined Value Fund, Class I (a)	406,730	6,597,163
MassMutual Premier International Equity Fund, Class I (a)	389,125	5,194,824
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	766,327	10,100,192
MassMutual Select Blue Chip Growth Fund, Class I (a)	309,656	6,775,270
MassMutual Select Diversified Value Fund, Class I (a)	874,925	11,094,048
MassMutual Select Equity Opportunities Fund, Class I (a)	314,127	5,428,120
MassMutual Select Fundamental Growth Fund, Class I (a)	619,439	5,587,338
MassMutual Select Fundamental Value Fund, Class I (a)	510,733	5,822,355
MassMutual Select Growth Opportunities Fund, Class I (a)	266,868	3,298,486
MassMutual Select Mid Cap Growth Fund, Class I (a)	82,931	1,863,454
MassMutual Select Mid-Cap Value Fund, Class I (a)	256,693	3,496,160
MassMutual Select Overseas Fund, Class I (a)	1,691,501	15,832,447
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	110,803	1,945,704
MassMutual Select Small Cap Value Equity Fund, Class I (a)	172,092	2,984,073
MassMutual Select Small Company Value Fund, Class I (a)	89,903	1,058,160
MM Select Equity Asset Fund, Class I (a)	7,671,323	90,828,459
Oppenheimer Real Estate Fund, Class I (a)	93,077	2,300,854

		191,041,596

Fixed Income Funds — 32.4%
Barings Global Floating Rate Fund, Class Y (a)	115,540	1,097,626
MassMutual Premier Core Bond Fund, Class I (a)	1,608,020	17,077,170
MassMutual Premier High Yield Fund, Class I (a)	353,752	3,197,921
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	691,556	7,129,943

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,696,770	$17,340,990
MassMutual Select Strategic Bond Fund, Class I (a)	608,600	6,159,028
MassMutual Select Total Return Bond Fund, Class I (a)	1,028,870	9,897,729
MM Select Bond and Income Asset Fund, Class I (a)	2,674,022	25,536,908
Oppenheimer International Bond Fund, Class I (a)	696,137	3,870,522

		91,307,837

TOTAL MUTUAL FUNDS (Cost $266,273,900)		282,349,433

TOTAL LONG-TERM INVESTMENTS (Cost $266,273,900)		282,349,433

TOTAL INVESTMENTS — 100.1% (Cost $266,273,900) (b)		282,349,433

Other Assets/(Liabilities) — (0.1)%		(260,650)

NET ASSETS — 100.0%		$282,088,783

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 76.5%
DFA Commodity Strategy Portfolio	1,302,676	$7,776,977
MassMutual Premier Disciplined Growth Fund, Class I (a)	897,896	11,906,107
MassMutual Premier Disciplined Value Fund, Class I (a)	699,369	11,343,769
MassMutual Premier International Equity Fund, Class I (a)	868,286	11,591,618
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,684,127	22,196,800
MassMutual Select Blue Chip Growth Fund, Class I (a)	777,138	17,003,778
MassMutual Select Diversified Value Fund, Class I (a)	2,190,119	27,770,713
MassMutual Select Equity Opportunities Fund, Class I (a)	598,881	10,348,670
MassMutual Select Fundamental Growth Fund, Class I (a)	1,608,005	14,504,206
MassMutual Select Fundamental Value Fund, Class I (a)	1,268,285	14,458,447
MassMutual Select Growth Opportunities Fund, Class I (a)	787,803	9,737,247
MassMutual Select Mid Cap Growth Fund, Class I (a)	181,668	4,082,069
MassMutual Select Mid-Cap Value Fund, Class I (a)	571,513	7,784,014
MassMutual Select Overseas Fund, Class I (a)	3,612,202	33,810,211
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	243,602	4,277,654
MassMutual Select Small Cap Value Equity Fund, Class I (a)	379,121	6,573,953
MassMutual Select Small Company Value Fund, Class I (a)	197,497	2,324,543
MM Select Equity Asset Fund, Class I (a)	16,931,149	200,464,807
Oppenheimer Real Estate Fund, Class I (a)	204,414	5,053,110

		423,008,693

Fixed Income Funds — 23.6%
Barings Global Floating Rate Fund, Class Y (a)	196,922	1,870,763
MassMutual Premier Core Bond Fund, Class I (a)	2,165,653	22,999,237
MassMutual Premier High Yield Fund, Class I (a)	583,003	5,270,349
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	992,814	10,235,910

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,359,877	$24,117,944
MassMutual Select Strategic Bond Fund, Class I (a)	820,201	8,300,437
MassMutual Select Total Return Bond Fund, Class I (a)	1,518,226	14,605,331
MM Select Bond and Income Asset Fund, Class I (a)	3,768,809	35,992,130
Oppenheimer International Bond Fund, Class I (a)	1,317,112	7,323,140

		130,715,241

TOTAL MUTUAL FUNDS (Cost $513,531,152)		553,723,934

TOTAL LONG-TERM INVESTMENTS (Cost $513,531,152)		553,723,934

TOTAL INVESTMENTS — 100.1% (Cost $513,531,152) (b)		553,723,934

Other Assets/(Liabilities) — (0.1)%		(462,039)

NET ASSETS — 100.0%		$553,261,895

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 83.2%
DFA Commodity Strategy Portfolio	543,070	$3,242,130
MassMutual Premier Disciplined Growth Fund, Class I (a)	307,062	4,071,638
MassMutual Premier Disciplined Value Fund, Class I (a)	239,463	3,884,086
MassMutual Premier International Equity Fund, Class I (a)	379,973	5,072,636
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	736,395	9,705,693
MassMutual Select Blue Chip Growth Fund, Class I (a)	366,798	8,025,548
MassMutual Select Diversified Value Fund, Class I (a)	1,029,638	13,055,812
MassMutual Select Equity Opportunities Fund, Class I (a)	241,280	4,169,325
MassMutual Select Fundamental Growth Fund, Class I (a)	766,834	6,916,845
MassMutual Select Fundamental Value Fund, Class I (a)	595,241	6,785,750
MassMutual Select Growth Opportunities Fund, Class I (a)	388,298	4,799,361
MassMutual Select Mid Cap Growth Fund, Class I (a)	79,871	1,794,710
MassMutual Select Mid-Cap Value Fund, Class I (a)	256,511	3,493,686
MassMutual Select Overseas Fund, Class I (a)	1,559,307	14,595,111
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	107,003	1,878,971
MassMutual Select Small Cap Value Equity Fund, Class I (a)	166,208	2,882,051
MassMutual Select Small Company Value Fund, Class I (a)	86,791	1,021,535
MM Select Equity Asset Fund, Class I (a)	7,405,857	87,685,351
Oppenheimer Real Estate Fund, Class I (a)	88,713	2,192,983

		185,273,222

Fixed Income Funds — 16.9%
Barings Global Floating Rate Fund, Class Y (a)	56,544	537,167
MassMutual Premier Core Bond Fund, Class I (a)	626,334	6,651,669
MassMutual Premier High Yield Fund, Class I (a)	172,972	1,563,663
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	284,461	2,932,798

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	658,679	$6,731,699
MassMutual Select Strategic Bond Fund, Class I (a)	237,111	2,399,559
MassMutual Select Total Return Bond Fund, Class I (a)	467,157	4,494,049
MM Select Bond and Income Asset Fund, Class I (a)	1,077,881	10,293,760
Oppenheimer International Bond Fund, Class I (a)	384,997	2,140,584

		37,744,948

TOTAL MUTUAL FUNDS (Cost $206,322,433)		223,018,170

TOTAL LONG-TERM INVESTMENTS (Cost $206,322,433)		223,018,170

TOTAL INVESTMENTS — 100.1% (Cost $206,322,433) (b)		223,018,170

Other Assets/(Liabilities) — (0.1)%		(215,528)

NET ASSETS — 100.0%		$222,802,642

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 86.8%
DFA Commodity Strategy Portfolio	864,902	$5,163,465
MassMutual Premier Disciplined Growth Fund, Class I (a)	379,727	5,035,180
MassMutual Premier Disciplined Value Fund, Class I (a)	295,996	4,801,060
MassMutual Premier International Equity Fund, Class I (a)	620,513	8,283,853
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,154,154	15,211,750
MassMutual Select Blue Chip Growth Fund, Class I (a)	600,841	13,146,409
MassMutual Select Diversified Value Fund, Class I (a)	1,684,156	21,355,102
MassMutual Select Equity Opportunities Fund, Class I (a)	379,558	6,558,760
MassMutual Select Fundamental Growth Fund, Class I (a)	1,268,567	11,442,479
MassMutual Select Fundamental Value Fund, Class I (a)	983,069	11,206,991
MassMutual Select Growth Opportunities Fund, Class I (a)	685,201	8,469,084
MassMutual Select Mid Cap Growth Fund, Class I (a)	124,697	2,801,948
MassMutual Select Mid-Cap Value Fund, Class I (a)	407,666	5,552,411
MassMutual Select Overseas Fund, Class I (a)	2,437,328	22,813,390
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	168,090	2,951,658
MassMutual Select Small Cap Value Equity Fund, Class I (a)	261,171	4,528,702
MassMutual Select Small Company Value Fund, Class I (a)	136,333	1,604,636
MM Select Equity Asset Fund, Class I (a)	11,604,310	137,395,028
Oppenheimer Real Estate Fund, Class I (a)	138,839	3,432,098

		291,754,004

Fixed Income Funds — 13.3%
Barings Global Floating Rate Fund, Class Y (a)	60,990	579,406
MassMutual Premier Core Bond Fund, Class I (a)	786,852	8,356,364
MassMutual Premier High Yield Fund, Class I (a)	180,541	1,632,094
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	333,695	3,440,399

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	750,748	$7,672,643
MassMutual Select Strategic Bond Fund, Class I (a)	298,143	3,017,212
MassMutual Select Total Return Bond Fund, Class I (a)	606,593	5,835,429
MM Select Bond and Income Asset Fund, Class I (a)	1,277,036	12,195,693
Oppenheimer International Bond Fund, Class I (a)	378,386	2,103,824

		44,833,064

TOTAL MUTUAL FUNDS (Cost $308,763,433)		336,587,068

TOTAL LONG-TERM INVESTMENTS (Cost $308,763,433)		336,587,068

TOTAL INVESTMENTS — 100.1% (Cost $308,763,433) (b)		336,587,068

Other Assets/(Liabilities) — (0.1)%		(264,626)

NET ASSETS — 100.0%		$336,322,442

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.0%
DFA Commodity Strategy Portfolio	359,901	$2,148,607
MassMutual Premier Disciplined Growth Fund, Class I (a)	114,265	1,515,149
MassMutual Premier Disciplined Value Fund, Class I (a)	89,082	1,444,910
MassMutual Premier International Equity Fund, Class I (a)	254,374	3,395,890
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	474,592	6,255,121
MassMutual Select Blue Chip Growth Fund, Class I (a)	257,329	5,630,366
MassMutual Select Diversified Value Fund, Class I (a)	713,240	9,043,882
MassMutual Select Equity Opportunities Fund, Class I (a)	154,024	2,661,541
MassMutual Select Fundamental Growth Fund, Class I (a)	543,614	4,903,400
MassMutual Select Fundamental Value Fund, Class I (a)	419,809	4,785,827
MassMutual Select Growth Opportunities Fund, Class I (a)	293,561	3,628,414
MassMutual Select Mid Cap Growth Fund, Class I (a)	51,659	1,160,782
MassMutual Select Mid-Cap Value Fund, Class I (a)	177,269	2,414,405
MassMutual Select Overseas Fund, Class I (a)	999,860	9,358,685
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	74,536	1,308,845
MassMutual Select Small Cap Value Equity Fund, Class I (a)	110,644	1,918,561
MassMutual Select Small Company Value Fund, Class I (a)	56,610	666,298
MM Select Equity Asset Fund, Class I (a)	4,764,947	56,416,969
Oppenheimer Real Estate Fund, Class I (a)	57,483	1,420,978

		120,078,630

Fixed Income Funds — 10.1%
Barings Global Floating Rate Fund, Class Y (a)	16,487	156,630
MassMutual Premier Core Bond Fund, Class I (a)	250,919	2,664,755
MassMutual Premier High Yield Fund, Class I (a)	54,278	490,669
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	99,495	1,025,792

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	219,108	$2,239,280
MassMutual Select Strategic Bond Fund, Class I (a)	95,010	961,506
MassMutual Select Total Return Bond Fund, Class I (a)	179,162	1,723,542
MM Select Bond and Income Asset Fund, Class I (a)	386,142	3,687,657
Oppenheimer International Bond Fund, Class I (a)	91,099	506,512

		13,456,343

TOTAL MUTUAL FUNDS (Cost $122,878,779)		133,534,973

TOTAL LONG-TERM INVESTMENTS (Cost $122,878,779)		133,534,973

TOTAL INVESTMENTS — 100.1% (Cost $122,878,779) (b)		133,534,973

Other Assets/(Liabilities) — (0.1)%		(138,860)

NET ASSETS — 100.0%		$133,396,113

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 93.3%
DFA Commodity Strategy Portfolio	518,200	$3,093,656
MassMutual Premier Disciplined Growth Fund, Class I (a)	136,433	1,809,107
MassMutual Premier Disciplined Value Fund, Class I (a)	106,442	1,726,492
MassMutual Premier International Equity Fund, Class I (a)	363,924	4,858,383
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	679,003	8,949,264
MassMutual Select Blue Chip Growth Fund, Class I (a)	374,747	8,199,466
MassMutual Select Diversified Value Fund, Class I (a)	1,054,706	13,373,666
MassMutual Select Equity Opportunities Fund, Class I (a)	217,634	3,760,721
MassMutual Select Fundamental Growth Fund, Class I (a)	791,404	7,138,466
MassMutual Select Fundamental Value Fund, Class I (a)	611,232	6,968,041
MassMutual Select Growth Opportunities Fund, Class I (a)	427,562	5,284,664
MassMutual Select Mid Cap Growth Fund, Class I (a)	73,682	1,655,633
MassMutual Select Mid-Cap Value Fund, Class I (a)	234,677	3,196,304
MassMutual Select Overseas Fund, Class I (a)	1,430,182	13,386,500
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	98,920	1,737,030
MassMutual Select Small Cap Value Equity Fund, Class I (a)	153,459	2,660,984
MassMutual Select Small Company Value Fund, Class I (a)	80,233	944,347
MM Select Equity Asset Fund, Class I (a)	6,818,890	80,735,663
Oppenheimer Real Estate Fund, Class I (a)	81,583	2,016,723

		171,495,110

Fixed Income Funds — 6.8%
Barings Global Floating Rate Fund, Class Y (a)	13,708	130,222
MassMutual Premier Core Bond Fund, Class I (a)	227,813	2,419,375
MassMutual Premier High Yield Fund, Class I (a)	40,806	368,890
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	87,950	906,760

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	190,752	$1,949,482
MassMutual Select Strategic Bond Fund, Class I (a)	86,349	873,855
MassMutual Select Total Return Bond Fund, Class I (a)	214,869	2,067,043
MM Select Bond and Income Asset Fund, Class I (a)	341,857	3,264,734
Oppenheimer International Bond Fund, Class I (a)	71,797	399,192

		12,379,553

TOTAL MUTUAL FUNDS (Cost $168,906,802)		183,874,663

TOTAL LONG-TERM INVESTMENTS (Cost $168,906,802)		183,874,663

TOTAL INVESTMENTS — 100.1% (Cost $168,906,802) (b)		183,874,663

Other Assets/(Liabilities) — (0.1)%		(134,469)

NET ASSETS — 100.0%		$183,740,194

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.2%
DFA Commodity Strategy Portfolio	143,687	$857,810
MassMutual Premier Disciplined Growth Fund, Class I (a)	37,769	500,819
MassMutual Premier Disciplined Value Fund, Class I (a)	29,525	478,892
MassMutual Premier International Equity Fund, Class I (a)	100,990	1,348,210
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	188,080	2,478,895
MassMutual Select Blue Chip Growth Fund, Class I (a)	103,545	2,265,563
MassMutual Select Diversified Value Fund, Class I (a)	289,688	3,673,241
MassMutual Select Equity Opportunities Fund, Class I (a)	60,305	1,042,070
MassMutual Select Fundamental Growth Fund, Class I (a)	218,732	1,972,958
MassMutual Select Fundamental Value Fund, Class I (a)	169,036	1,927,008
MassMutual Select Growth Opportunities Fund, Class I (a)	117,854	1,456,674
MassMutual Select Mid Cap Growth Fund, Class I (a)	20,729	465,789
MassMutual Select Mid-Cap Value Fund, Class I (a)	67,195	915,193
MassMutual Select Overseas Fund, Class I (a)	397,386	3,719,533
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	27,487	482,671
MassMutual Select Small Cap Value Equity Fund, Class I (a)	42,574	738,226
MassMutual Select Small Company Value Fund, Class I (a)	22,295	262,412
MM Select Equity Asset Fund, Class I (a)	1,887,434	22,347,224
Oppenheimer Real Estate Fund, Class I (a)	22,314	551,592

		47,484,780

Fixed Income Funds — 5.9%
Barings Global Floating Rate Fund, Class Y (a)	3,134	29,770
MassMutual Premier Core Bond Fund, Class I (a)	53,494	568,106
MassMutual Premier High Yield Fund, Class I (a)	10,282	92,952
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,767	214,105

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	45,669	$466,738
MassMutual Select Strategic Bond Fund, Class I (a)	20,349	205,936
MassMutual Select Total Return Bond Fund, Class I (a)	53,121	511,024
MM Select Bond and Income Asset Fund, Class I (a)	80,908	772,674
Oppenheimer International Bond Fund, Class I (a)	17,014	94,599

		2,955,904

TOTAL MUTUAL FUNDS (Cost $47,422,834)		50,440,684

TOTAL LONG-TERM INVESTMENTS (Cost $47,422,834)		50,440,684

TOTAL INVESTMENTS — 100.1% (Cost $47,422,834) (b)		50,440,684

Other Assets/(Liabilities) — (0.1)%		(67,623)

NET ASSETS — 100.0%		$50,373,061

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Equity Funds — 94.6%
DFA Commodity Strategy Portfolio	39,993	$238,755
MassMutual Premier Disciplined Growth Fund, Class I (a)	10,525	139,559
MassMutual Premier Disciplined Value Fund, Class I (a)	8,213	133,210
MassMutual Premier International Equity Fund, Class I (a)	28,109	375,253
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	52,379	690,359
MassMutual Select Blue Chip Growth Fund, Class I (a)	28,858	631,416
MassMutual Select Diversified Value Fund, Class I (a)	80,820	1,024,796
MassMutual Select Equity Opportunities Fund, Class I (a)	16,781	289,976
MassMutual Select Fundamental Growth Fund, Class I (a)	60,970	549,948
MassMutual Select Fundamental Value Fund, Class I (a)	47,066	536,556
MassMutual Select Growth Opportunities Fund, Class I (a)	32,882	406,424
MassMutual Select Mid Cap Growth Fund, Class I (a)	5,748	129,156
MassMutual Select Mid-Cap Value Fund, Class I (a)	18,589	253,177
MassMutual Select Overseas Fund, Class I (a)	110,484	1,034,126
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	7,645	134,245
MassMutual Select Small Cap Value Equity Fund, Class I (a)	11,855	205,566
MassMutual Select Small Company Value Fund, Class I (a)	6,199	72,960
MM Select Equity Asset Fund, Class I (a)	525,509	6,222,029
Oppenheimer Real Estate Fund, Class I (a)	6,218	153,713

		13,221,224

Fixed Income Funds — 5.7%
Barings Global Floating Rate Fund, Class Y (a)	846	8,035
MassMutual Premier Core Bond Fund, Class I (a)	14,261	151,455
MassMutual Premier High Yield Fund, Class I (a)	2,701	24,419
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	5,519	56,905

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	12,089	$123,554
MassMutual Select Strategic Bond Fund, Class I (a)	5,404	54,685
MassMutual Select Total Return Bond Fund, Class I (a)	14,487	139,369
MM Select Bond and Income Asset Fund, Class I (a)	21,476	205,094
Oppenheimer International Bond Fund, Class I (a)	4,525	25,157

		788,673

TOTAL MUTUAL FUNDS (Cost $12,977,811)		14,009,897

TOTAL LONG-TERM INVESTMENTS (Cost $12,977,811)		14,009,897

TOTAL INVESTMENTS — 100.3% (Cost $12,977,811) (b)		14,009,897

Other Assets/(Liabilities) — (0.3)%		(38,777)

NET ASSETS — 100.0%		$13,971,120

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.9%

SOVEREIGN DEBT OBLIGATIONS — 7.8%
Bundesobligation EUR 0.010% 4/17/20 (a) (b)	$300,000	$354,687
0.010% 4/09/21 (a) (b)	300,000	356,154
0.010% 10/08/21 (a) (b)	175,000	207,947
0.010% 4/08/22 (a) (b)	100,000	118,855
0.010% 4/14/23 (a) (b)	75,000	88,838
0.250% 10/16/20 (a) (b)	100,000	119,203
Bundesrepublik Deutschland EUR 0.010% 8/15/26 (a) (b)	150,000	173,352
0.250% 2/15/27 (a) (b)	175,000	205,491
0.500% 2/15/25 (a) (b)	90,000	109,001
0.500% 2/15/26 (a) (b)	150,000	181,054
0.500% 8/15/27 (a) (b)	175,000	209,036
0.500% 2/15/28 (a) (b)	160,000	190,231
1.000% 8/15/24 (a) (b)	100,000	124,843
1.000% 8/15/25 (a) (b)	100,000	125,169
1.250% 8/15/48 (a) (b)	30,000	37,080
1.500% 9/04/22 (a) (b)	100,000	126,226
1.500% 2/15/23 (a) (b)	125,000	158,621
1.500% 5/15/23 (a) (b)	100,000	127,205
1.500% 5/15/24 (a) (b)	50,000	64,110
1.750% 7/04/22 (a) (b)	100,000	127,166
1.750% 2/15/24 (a) (b)	35,000	45,372
2.000% 8/15/23 (a) (b)	100,000	130,478
2.500% 7/04/44 (a) (b)	100,000	158,495
2.500% 8/15/46 (a) (b)	95,000	152,336
3.250% 7/04/42 (a) (b)	75,000	132,332
4.000% 1/04/37 (a) (b)	100,000	182,597
4.250% 7/04/39 (a) (b)	40,000	77,773
4.750% 7/04/34 (a) (b)	100,000	189,743
4.750% 7/04/40 (a) (b)	75,000	156,957
5.500% 1/04/31 (a) (b)	40,000	75,407
5.625% 1/04/28 (a) (b)	25,000	43,966
6.250% 1/04/30 (a) (b)	50,000	97,020
Bundesschatzanweisungen EUR 0.010% 9/13/19 (a) (b)	200,000	235,515
0.010% 12/13/19 (a) (b)	150,000	176,927
0.010% 3/13/20 (a) (b)	60,000	70,880
France Government Bond OAT EUR 0.010% 2/25/20 (a) (b)	300,000	353,651
0.010% 5/25/20 (a) (b)	200,000	236,084
0.010% 2/25/21 (a) (b)	150,000	177,355
0.010% 5/25/21 (a) (b)	225,000	266,220
0.010% 5/25/22 (a) (b)	150,000	177,332
0.010% 3/25/23 (a) (b)	100,000	117,679
0.250% 11/25/20 (a) (b)	100,000	118,954
0.250% 11/25/26 (a) (b)	50,000	57,700
0.500% 11/25/19 (a) (b)	100,000	118,533
0.500% 5/25/25 (a) (b)	225,000	268,560
0.500% 5/25/26 (a) (b)	175,000	207,253

	Principal Amount	Value
0.750% 5/25/28 (a) (b)	$205,000	$242,609
1.000% 11/25/25 (a) (b)	140,000	172,599
1.000% 5/25/27 (a) (b)	100,000	122,167
1.250% 5/25/36 (a) (b)	110,000	130,181
1.500% 5/25/31 (a) (b)	150,000	188,712
1.750% 5/25/23 (a) (b)	225,000	287,439
1.750% 11/25/24 (a) (b)	50,000	64,593
1.750% 6/25/39 (a) (b)	30,000	38,000
1.750% 5/25/66 (a) (b)	85,000	100,046
2.000% 5/25/48 (a) (b)	50,000	64,773
2.250% 10/25/22 (a) (b)	175,000	226,696
2.250% 5/25/24 (a) (b)	50,000	66,150
2.500% 5/25/30 (a) (b)	125,000	174,660
2.750% 10/25/27 (a) (b)	50,000	70,405
3.000% 4/25/22 (a) (b)	100,000	131,812
3.250% 5/25/45 (a) (b)	125,000	204,888
3.500% 4/25/26 (a) (b)	100,000	146,255
4.000% 10/25/38 (a) (b)	75,000	131,839
4.500% 4/25/41 (a) (b)	100,000	190,576
4.750% 4/25/35 (a) (b)	110,000	202,207
5.750% 10/25/32 (a) (b)	50,000	96,637
Japan Government Five Year Bond JPY 0.100% 9/20/19 (b)	10,000,000	90,569
0.100% 12/20/19 (b)	10,000,000	90,617
0.100% 3/20/20 (b)	15,000,000	135,999
0.100% 6/20/20 (b)	10,000,000	90,717
0.100% 9/20/20 (b)	15,000,000	136,151
0.100% 12/20/20 (b)	10,000,000	90,815
0.100% 3/20/21 (b)	11,000,000	99,954
0.100% 6/20/21 (b)	9,000,000	81,829
0.100% 9/20/21 (b)	10,000,000	90,954
0.100% 6/20/22 (b)	10,000,000	91,074
0.100% 12/20/22 (b)	5,000,000	45,582
0.100% 3/20/23 (b)	4,000,000	36,484
0.200% 9/20/19 (b)	10,000,000	90,679
Japan Government Forty Year Bond JPY 0.400% 3/20/56 (b)	5,000,000	38,799
2.200% 3/20/51 (b)	5,000,000	63,882
Japan Government Ten Year Bond JPY 0.100% 3/20/26 (b)	5,000,000	45,675
0.100% 6/20/26 (b)	5,000,000	45,637
0.100% 9/20/26 (b)	3,000,000	27,371
0.100% 12/20/26 (b)	5,000,000	45,590
0.100% 3/20/27 (b)	5,000,000	45,570
0.100% 6/20/27 (b)	5,000,000	45,545
0.100% 9/20/27 (b)	5,000,000	45,539
0.100% 12/20/27 (b)	5,000,000	45,507
0.100% 3/20/28 (b)	10,500,000	95,464
0.300% 12/20/24 (b)	5,000,000	46,250
0.300% 12/20/25 (b)	5,000,000	46,342
0.400% 3/20/25 (b)	10,000,000	93,155
0.400% 6/20/25 (b)	5,000,000	46,611

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.400% 9/20/25 (b)	$10,000,000	$93,293
0.500% 9/20/24 (b)	5,000,000	46,786
0.500% 12/20/24 (b)	5,000,000	46,836
0.600% 3/20/23 (b)	8,000,000	74,670
0.600% 9/20/23 (b)	5,000,000	46,811
0.600% 12/20/23 (b)	8,000,000	74,995
0.600% 3/20/24 (b)	5,000,000	46,944
0.600% 6/20/24 (b)	5,000,000	47,005
0.700% 12/20/22 (b)	10,000,000	93,601
0.800% 6/20/22 (b)	5,000,000	46,799
0.800% 9/20/22 (b)	5,000,000	46,902
0.800% 12/20/22 (b)	3,000,000	28,202
0.800% 6/20/23 (b)	5,000,000	47,184
0.800% 9/20/23 (b)	5,000,000	47,282
0.900% 3/20/22 (b)	10,000,000	93,729
1.000% 12/20/21 (b)	10,000,000	93,832
Japan Government Thirty Year Bond JPY 0.300% 6/20/46 (b)	5,000,000	40,714
0.800% 3/20/46 (b)	2,000,000	18,590
0.800% 3/20/47 (b)	5,000,000	46,291
0.800% 6/20/47 (b)	5,000,000	46,311
0.800% 9/20/47 (b)	2,500,000	23,131
0.800% 12/20/47 (b)	3,000,000	27,729
0.800% 3/20/48 (b)	2,000,000	18,461
1.400% 12/20/45 (b)	5,000,000	53,298
1.500% 3/20/45 (b)	5,000,000	54,326
1.700% 12/20/43 (b)	5,000,000	56,366
1.900% 9/20/42 (b)	5,000,000	58,148
2.000% 9/20/40 (b)	2,000,000	23,429
2.200% 3/20/41 (b)	5,000,000	60,654
2.300% 3/20/39 (b)	5,000,000	60,836
2.400% 3/20/37 (b)	5,000,000	60,902
Japan Government Twenty Year Bond JPY 0.200% 6/20/36 (b)	5,000,000	43,484
0.400% 3/20/36 (b)	2,000,000	18,045
0.500% 3/20/38 (b)	2,000,000	18,069
0.600% 12/20/36 (b)	5,000,000	46,431
0.600% 9/20/37 (b)	2,500,000	23,088
0.600% 12/20/37 (b)	3,000,000	27,659
0.800% 6/20/23 (b)	5,000,000	47,182
1.000% 12/20/35 (b)	5,000,000	49,785
1.200% 12/20/34 (b)	2,000,000	20,533
1.200% 3/20/35 (b)	3,000,000	30,794
1.300% 6/20/35 (b)	7,000,000	72,921
1.400% 9/20/34 (b)	5,000,000	52,791
1.500% 3/20/34 (b)	5,000,000	53,434
1.500% 6/20/34 (b)	5,000,000	53,479
1.600% 12/20/33 (b)	5,000,000	54,043
1.700% 9/20/32 (b)	5,000,000	54,387
1.700% 12/20/32 (b)	5,000,000	54,467
1.700% 6/20/33 (b)	5,000,000	54,596
1.700% 9/20/33 (b)	5,000,000	54,709
1.800% 12/20/31 (b)	5,000,000	54,741

	Principal Amount	Value
1.900% 9/20/30 (b)	$5,000,000	$54,771
1.900% 6/20/31 (b)	5,000,000	55,118
2.100% 12/20/26 (b)	5,000,000	53,251
2.100% 12/20/27 (b)	7,000,000	75,654
2.100% 9/20/28 (b)	7,000,000	76,397
2.100% 3/20/29 (b)	5,000,000	54,906
2.100% 9/20/29 (b)	2,000,000	22,088
2.100% 3/20/30 (b)	3,000,000	33,338
2.100% 12/20/30 (b)	5,000,000	56,003
2.400% 6/20/28 (b)	5,000,000	55,748
Japan Government Two Year Bond JPY 0.100% 9/15/19 (b)	5,000,000	45,282
0.100% 3/15/20 (b)	5,000,000	45,338
United Kingdom Gilt GBP 0.500% 7/22/22 (a) (b)	135,000	175,370
0.750% 7/22/23 (a) (b)	75,000	97,610
1.250% 7/22/27 (a) (b)	125,000	163,835
1.500% 1/22/21 (a) (b)	125,000	168,149
1.500% 7/22/26 (a) (b)	75,000	101,070
1.500% 7/22/47 (a) (b)	135,000	168,405
1.625% 10/22/28 (a) (b)	125,000	168,048
1.750% 7/22/19 (a) (b)	90,000	120,107
1.750% 9/07/22 (a) (b)	100,000	136,528
1.750% 9/07/37 (a) (b)	50,000	66,231
1.750% 7/22/57 (a) (b)	80,000	109,397
2.000% 7/22/20 (a) (b)	125,000	169,248
2.000% 9/07/25 (a) (b)	170,000	237,747
2.250% 9/07/23 (a) (b)	85,000	119,151
2.500% 7/22/65 (a) (b)	65,000	112,050
2.750% 9/07/24 (a) (b)	100,000	145,019
3.250% 1/22/44 (a) (b)	90,000	154,914
3.500% 1/22/45 (a) (b)	100,000	180,431
3.500% 7/22/68 (a) (b)	100,000	219,439
3.750% 9/07/19 (a) (b)	100,000	136,759
3.750% 9/07/20 (a) (b)	100,000	140,722
3.750% 9/07/21 (a) (b)	125,000	180,319
3.750% 7/22/52 (a) (b)	40,000	81,143
4.250% 12/07/27 (a) (b)	50,000	83,331
4.250% 6/07/32 (a) (b)	100,000	176,114
4.250% 3/07/36 (a) (b)	75,000	138,014
4.250% 9/07/39 (a) (b)	55,000	105,016
4.250% 12/07/40 (a) (b)	75,000	145,099
4.250% 12/07/46 (a) (b)	25,000	51,418
4.250% 12/07/49 (a) (b)	50,000	106,508
4.250% 12/07/55 (a) (b)	75,000	171,346
4.500% 9/07/34 (a) (b)	105,000	194,768
4.500% 12/07/42 (a) (b)	75,000	153,040
4.750% 3/07/20 (a) (b)	100,000	140,988
4.750% 12/07/30 (a) (b)	95,000	171,527
4.750% 12/07/38 (a) (b)	55,000	110,656

		20,467,099

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,145,983)		20,467,099

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 91.1%
U.S. Treasury Bonds & Notes — 91.1%
U.S. Treasury Bond 4.375% 2/15/38	$1,850,000	$2,254,109
4.500% 2/15/36	3,850,000	4,706,324
4.500% 5/15/38	2,025,000	2,509,133
4.750% 2/15/37	1,465,000	1,856,132
5.000% 5/15/37	1,625,000	2,120,879
5.250% 11/15/28	2,190,000	2,656,675
5.250% 2/15/29	1,700,000	2,069,856
5.375% 2/15/31	3,560,000	4,498,394
5.500% 8/15/28	1,700,000	2,092,541
6.125% 8/15/29	1,325,000	1,734,197
6.250% 5/15/30	2,125,000	2,843,682
U.S. Treasury Inflation Index 0.125% 4/15/19	6,254,294	6,217,159
0.125% 4/15/20	6,257,979	6,191,250
0.125% 4/15/21	5,602,047	5,514,843
0.125% 1/15/22	4,692,917	4,612,631
0.125% 4/15/22	5,665,495	5,548,924
0.125% 7/15/22	4,466,376	4,392,005
0.125% 1/15/23	4,775,364	4,668,208
0.625% 7/15/21	4,168,088	4,183,637
0.625% 4/15/23	2,117,934	2,114,024
1.125% 1/15/21	3,836,387	3,886,127
1.250% 7/15/20	3,446,070	3,502,124
1.375% 7/15/18	1,626,408	1,628,610
1.375% 1/15/20	2,287,959	2,313,711
1.875% 7/15/19	1,935,879	1,967,191
2.125% 1/15/19	1,458,513	1,469,622
U.S. Treasury Note 0.750% 7/15/19	750,000	737,549
0.750% 8/15/19	500,000	490,898
0.875% 7/31/19	350,000	344,352
0.875% 9/15/19	750,000	736,230
1.000% 8/31/19	500,000	491,871
1.000% 9/30/19	500,000	491,266
1.000% 10/15/19	600,000	589,057
1.000% 11/15/19	625,000	612,744
1.000% 11/30/19	500,000	489,863
1.125% 12/31/19	500,000	490,086
1.125% 4/30/20	500,000	487,578
1.125% 2/28/21	1,250,000	1,202,725
1.125% 7/31/21	800,000	764,469
1.125% 8/31/21	1,300,000	1,240,271
1.125% 9/30/21	1,000,000	952,813
1.250% 8/31/19	600,000	592,008
1.250% 10/31/19	350,000	344,518
1.250% 1/31/20	300,000	294,263
1.250% 2/29/20	500,000	489,766
1.250% 3/31/21	1,100,000	1,060,563
1.250% 10/31/21	1,000,000	955,398
1.250% 7/31/23	750,000	697,037

	Principal Amount	Value
1.375% 7/31/19	$750,000	$741,855
1.375% 9/30/19	1,000,000	987,035
1.375% 12/15/19	500,000	492,186
1.375% 1/15/20	750,000	737,399
1.375% 1/31/20	1,000,000	982,813
1.375% 2/15/20	650,000	638,429
1.375% 2/29/20	1,000,000	981,586
1.375% 3/31/20	950,000	931,557
1.375% 4/30/20	1,000,000	979,531
1.375% 5/31/20	600,000	586,995
1.375% 8/31/20	1,000,000	975,211
1.375% 9/15/20	600,000	584,813
1.375% 9/30/20	1,000,000	974,070
1.375% 10/31/20	1,000,000	972,820
1.375% 1/31/21	1,000,000	969,477
1.375% 4/30/21	1,400,000	1,352,925
1.375% 5/31/21	1,000,000	965,078
1.375% 8/31/23	650,000	607,156
1.375% 9/30/23	725,000	676,300
1.500% 10/31/19	1,500,000	1,481,373
1.500% 11/30/19	1,150,000	1,134,502
1.500% 4/15/20	650,000	638,447
1.500% 5/15/20	600,000	588,797
1.500% 5/31/20	900,000	882,643
1.500% 6/15/20	650,000	637,254
1.500% 7/15/20	700,000	685,546
1.500% 8/15/20	750,000	733,775
1.500% 1/31/22	350,000	335,973
1.500% 2/28/23	775,000	733,622
1.500% 8/15/26	1,800,000	1,625,569
1.625% 7/31/19	600,000	595,083
1.625% 8/31/19	750,000	743,174
1.625% 12/31/19	700,000	691,272
1.625% 3/15/20	650,000	640,377
1.625% 6/30/20	1,000,000	982,336
1.625% 7/31/20	750,000	735,938
1.625% 10/15/20	1,000,000	978,977
1.625% 11/30/20	1,000,000	977,516
1.625% 8/15/22	250,000	239,457
1.625% 8/31/22	1,000,000	957,648
1.625% 11/15/22	500,000	477,609
1.625% 5/31/23	500,000	474,680
1.625% 10/31/23	750,000	708,064
1.625% 2/15/26	1,750,000	1,605,666
1.625% 5/15/26	1,750,000	1,600,840
1.750% 9/30/19	450,000	446,224
1.750% 11/30/19	750,000	742,480
1.750% 10/31/20	700,000	686,891
1.750% 11/15/20	2,000,000	1,961,891
1.750% 12/31/20	1,500,000	1,469,520
1.750% 11/30/21	1,000,000	970,383
1.750% 4/30/22	800,000	772,569
1.750% 5/31/22	1,380,000	1,331,754

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
1.750% 6/30/22	$1,000,000	$964,172
1.750% 9/30/22	500,000	480,895
1.750% 5/15/23	1,000,000	955,328
1.875% 12/31/19	800,000	792,869
1.875% 12/15/20	1,000,000	983,156
1.875% 11/30/21	340,000	331,303
1.875% 1/31/22	1,000,000	972,828
1.875% 2/28/22	1,400,000	1,360,931
1.875% 3/31/22	1,150,000	1,116,920
1.875% 4/30/22	750,000	727,758
1.875% 5/31/22	250,000	242,424
1.875% 7/31/22	1,000,000	968,102
1.875% 8/31/22	750,000	725,496
1.875% 9/30/22	1,000,000	966,656
1.875% 10/31/22	650,000	627,890
1.875% 8/31/24	750,000	711,434
2.000% 1/31/20	700,000	694,701
2.000% 11/30/20	750,000	739,693
2.000% 1/15/21	1,000,000	985,359
2.000% 5/31/21	1,000,000	982,594
2.000% 8/31/21	350,000	343,153
2.000% 11/15/21	1,000,000	978,898
2.000% 12/31/21	850,000	831,147
2.000% 2/15/22	600,000	586,073
2.000% 10/31/22	1,000,000	970,938
2.000% 11/30/22	1,350,000	1,310,302
2.000% 2/15/23	1,200,000	1,162,509
2.000% 4/30/24	850,000	814,154
2.000% 5/31/24	950,000	909,350
2.000% 6/30/24	775,000	741,221
2.000% 2/15/25	2,000,000	1,902,172
2.000% 8/15/25	1,900,000	1,799,953
2.000% 11/15/26	1,750,000	1,640,119
2.125% 8/31/20	750,000	743,191
2.125% 8/15/21	350,000	344,580
2.125% 12/31/21	500,000	490,969
2.125% 12/31/22	1,350,000	1,315,976
2.125% 11/30/23	750,000	726,018
2.125% 2/29/24	800,000	772,781
2.125% 3/31/24	750,000	723,996
2.125% 7/31/24	650,000	625,686
2.125% 9/30/24	750,000	720,996
2.125% 11/30/24	1,000,000	960,156
2.125% 5/15/25	1,850,000	1,770,291
2.250% 2/29/20	750,000	746,909
2.250% 3/31/20	1,000,000	995,477
2.250% 2/15/21	2,000,000	1,982,344
2.250% 7/31/21	500,000	494,344
2.250% 12/31/23	750,000	730,143
2.250% 1/31/24	750,000	729,721
2.250% 10/31/24	750,000	726,006

	Principal Amount	Value
2.250% 11/15/24	$1,850,000	$1,790,005
2.250% 12/31/24	750,000	725,273
2.250% 11/15/25	1,950,000	1,875,504
2.250% 2/15/27	1,590,000	1,517,419
2.250% 8/15/27	1,900,000	1,808,221
2.250% 11/15/27	1,925,000	1,829,652
2.375% 4/30/20	750,000	748,046
2.375% 3/15/21	1,000,000	993,945
2.375% 4/15/21	1,000,000	993,633
2.375% 1/31/23	1,250,000	1,231,299
2.375% 8/15/24	2,000,000	1,952,547
2.375% 5/15/27	1,700,000	1,636,941
2.500% 5/31/20	750,000	749,625
2.500% 6/30/20	1,000,000	999,453
2.500% 3/31/23	900,000	891,014
2.500% 8/15/23	1,500,000	1,482,492
2.500% 5/15/24	1,650,000	1,624,090
2.500% 1/31/25	800,000	785,375
2.625% 8/15/20	1,000,000	1,001,219
2.625% 5/15/21	1,000,000	1,000,125
2.625% 6/15/21	1,600,000	1,600,250
2.625% 2/28/23	700,000	697,156
2.625% 6/30/23	1,000,000	995,078
2.625% 3/31/25	750,000	741,393
2.750% 4/30/23	1,300,000	1,301,188
2.750% 5/31/23	1,250,000	1,251,494
2.750% 11/15/23	1,600,000	1,599,488
2.750% 2/15/24	1,400,000	1,398,173
2.750% 2/28/25	1,000,000	996,453
2.750% 6/30/25	500,000	497,891
2.750% 2/15/28	2,050,000	2,032,094
2.875% 4/30/25	800,000	803,131
2.875% 5/31/25	1,050,000	1,054,003
2.875% 5/15/28	1,200,000	1,202,437
3.375% 11/15/19	1,000,000	1,012,031
3.500% 5/15/20	800,000	813,922
3.625% 8/15/19	750,000	759,908
3.625% 2/15/20	1,000,000	1,017,578

		239,842,027

TOTAL U.S. TREASURY OBLIGATIONS (Cost $247,484,714)		239,842,027

TOTAL BONDS & NOTES (Cost $266,630,697)		260,309,126

TOTAL LONG-TERM INVESTMENTS (Cost $266,630,697)		260,309,126

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$1,818,970	$1,818,970

TOTAL SHORT-TERM INVESTMENTS (Cost $1,818,970)		1,818,970

TOTAL INVESTMENTS — 99.6% (Cost $268,449,667) (d)		262,128,096

Other Assets/(Liabilities) — 0.4%		980,045

NET ASSETS — 100.0%		$263,108,141

Abbreviation Legend

OAT	Obligations Assimilables du Tresor

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $15,382,149 or 5.85% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Maturity value of $1,819,112. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $1,866,459.

(d)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.0%
Australia — 2.1%
Abacus Property Group	3,303	$9,244
Accent Group Ltd.	4,085	4,983
Adelaide Brighton Ltd. (a)	4,842	25,007
Afterpay Touch Group Ltd. (a) (b)	1,452	10,034
The AGL Energy Ltd.	11,487	191,456
Ainsworth Game Technology Ltd. (a)	1,877	1,444
ALS Ltd.	5,231	29,330
Altium Ltd.	1,239	20,805
Altura Mining Ltd. (b)	10,545	2,543
Alumina Ltd.	38,079	78,826
Amcor Ltd.	20,163	215,359
AMP Ltd.	49,816	131,141
Ansell Ltd.	1,665	33,599
APA Group	19,611	142,868
APN Outdoor Group Ltd.	1,777	8,291
Appen Ltd.	997	9,853
ARB Corp. Ltd.	701	11,894
Ardent Leisure Group	5,030	7,369
Aristocrat Leisure Ltd.	10,215	233,250
Asaleo Care Ltd.	2,942	3,046
ASX Ltd.	3,256	155,761
Atlas Arteria Ltd.	7,476	35,573
Aurizon Holdings Ltd.	34,659	111,432
Ausdrill Ltd.	4,245	5,762
AusNet Services	35,036	41,764
Austal Ltd.	3,579	4,927
Australia & New Zealand Banking Group Ltd.	51,043	1,071,399
Australian Agricultural Co. Ltd. (a) (b)	5,139	4,791
Australian Pharmaceutical Industries Ltd.	5,010	6,332
Automotive Holdings Group Ltd. (a)	2,114	4,453
Aventus Retail Property Fund Ltd. (a)	3,869	6,411
Aveo Group	4,560	8,209
Bank of Queensland Ltd.	6,674	50,283
Bapcor Ltd.	3,056	14,871
Beach Energy Ltd.	18,668	24,417
Bega Cheese Ltd. (a)	1,915	10,560
Bellamy’s Australia Ltd. (b)	974	11,184
Bendigo & Adelaide Bank Ltd.	7,387	59,618
BHP Billiton Ltd.	56,239	1,409,212
Bingo Industries Ltd. (a)	3,166	6,275
Blackmores Ltd. (a)	148	15,627
BlueScope Steel Ltd.	9,405	119,884
Boral Ltd.	19,766	95,384
Brambles Ltd.	27,673	182,119
Breville Group Ltd.	966	8,342
Brickworks Ltd.	849	9,856

	Number of Shares	Value
BWP Trust	29,065	$70,085
BWX Ltd. (a)	1,279	5,410
Caltex Australia Ltd.	4,803	116,000
carsales.com Ltd.	2,495	27,978
Cedar Woods Properties Ltd.	890	3,797
Centuria Industrial REIT (a)	2,590	4,928
Challenger Ltd.	9,002	79,147
Charter Hall Group	5,225	25,293
Charter Hall Long Wale REIT	1,688	5,497
Charter Hall Retail (a)	19,205	59,695
CIMIC Group Ltd.	1,524	47,675
Clean TeQ Holdings Ltd. (a) (b)	5,355	3,187
Cleanaway Waste Management Ltd.	23,142	29,069
Coca-Cola Amatil Ltd.	8,632	58,738
Cochlear Ltd.	1,045	155,370
Collins Foods Ltd.	1,360	5,605
Commonwealth Bank of Australia	30,828	1,669,300
Computershare Ltd.	8,437	115,478
Corporate Travel Management Ltd.	843	17,096
Costa Group Holdings Ltd.	2,914	17,867
Credit Corp. Group Ltd. (a)	573	7,702
Cromwell Property Group	87,258	72,479
Crown Resorts Ltd.	5,734	57,425
CSL Ltd.	7,974	1,139,976
CSR Ltd.	5,433	18,508
Dexus	64,605	465,847
Domain Holdings Australia Ltd.	2,820	6,744
Domino’s Pizza Enterprises Ltd.	865	33,408
Downer EDI Ltd.	6,783	34,142
DuluxGroup Ltd.	4,468	25,274
Eclipx Group Ltd. (a)	3,072	7,232
Elders Ltd.	1,178	7,373
Estia Health Ltd.	2,366	5,756
Evolution Mining Ltd.	13,578	35,503
Fairfax Media Ltd.	22,859	12,681
FlexiGroup Ltd	2,025	3,325
Flight Centre Travel Group Ltd.	1,043	49,105
Folkestone Education Trust	2,789	5,551
Fortescue Metals Group Ltd. (a)	27,755	90,038
Freedom Foods Group Ltd. (a)	861	4,286
G8 Education Ltd. (a)	4,614	7,950
Galaxy Resources Ltd. (a) (b)	4,295	9,680
Gateway Lifestyle	3,935	6,786
GDI Property Group	6,828	6,518
Genworth Mortgage Insurance Australia Ltd. (a)	3,454	6,565
Goodman Group	111,586	796,503
The GPT Group	117,491	441,502
GrainCorp Ltd. Class A (a)	2,502	14,210
Greencross Ltd. (a)	1,195	3,955
Growthpoint Properties Australia Ltd. (a)	2,245	6,013

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GUD Holdings Ltd.	886	$9,321
GWA Group Ltd.	2,706	6,803
Hansen Technologies Ltd.	1,828	4,277
Harvey Norman Holdings Ltd. (a)	10,349	25,407
Healthscope Ltd.	26,425	43,219
HT&E Ltd. (a)	3,234	6,033
IDP Education Ltd.	1,163	9,042
Iluka Resources Ltd.	4,781	39,760
Incitec Pivot Ltd.	29,492	79,545
Independence Group NL	5,709	21,816
Infigen Energy (b)	8,743	4,268
Inghams Group Ltd. (a)	2,887	8,159
Insurance Australia Group Ltd.	41,617	263,669
Integrated Research Ltd.	1,041	2,395
Investa Office Fund	30,922	119,772
InvoCare Ltd. (a)	1,239	12,621
IOOF Holdings Ltd.	3,342	22,175
IPH Ltd. (a)	2,217	7,335
IRESS Ltd.	1,710	15,274
Japara Healthcare Ltd. (a)	3,421	4,569
JB Hi-Fi Ltd. (a)	1,309	21,847
Karoon Gas Australia Ltd. (a) (b)	3,227	2,695
Kidman Resources Ltd. (b)	3,183	4,392
Kogan.com Ltd.	513	2,585
LendLease Group	10,371	152,551
Link Administration Holdings Ltd.	5,331	28,971
Lynas Corp. Ltd. (b)	6,946	12,078
Macquarie Group Ltd.	5,579	512,768
Magellan Financial Group Ltd.	1,380	23,957
Mayne Pharma Group Ltd. (b)	14,643	9,418
McMillan Shakespeare Ltd.	757	9,010
Medibank Pvt. Ltd.	49,244	106,618
Mesoblast Ltd. (a) (b)	3,817	4,157
Metcash Ltd. (a)	11,191	21,687
Mineral Resources Ltd.	1,868	22,072
Mirvac Group	240,023	386,506
Moelis Australia Ltd.	657	2,922
Monadelphous Group Ltd.	1,018	11,330
Myer Holdings Ltd. (a)	9,968	2,728
MYOB Group Ltd.	4,741	10,154
Nanosonics Ltd. (a) (b)	3,160	7,415
National Australia Bank Ltd.	47,883	974,676
National Storage REIT (a) (b)	4,981	6,073
Navitas Ltd.	2,446	8,068
Netwealth Group Ltd. (b)	762	4,635
Newcrest Mining Ltd.	13,631	220,957
NEXTDC Ltd. (b)	3,788	21,173
nib holdings Ltd.	4,786	20,375
Nine Entertainment Co. Holdings Ltd.	8,173	15,073
Northern Star Resources Ltd.	6,920	37,377
Nufarm Ltd. (a)	2,275	14,948
OFX Group Ltd.	3,237	4,178
Ooh Media Ltd.	13	48

	Number of Shares	Value
oOh!media Ltd. (a)	1,390	$5,114
Orica Ltd.	7,283	95,861
Origin Energy Ltd. (b)	30,016	223,885
Orocobre Ltd. (a) (b)	2,148	8,250
Orora Ltd.	13,883	36,746
OZ Minerals Ltd.	3,407	23,737
Pact Group Holdings Ltd.	2,295	8,946
Pendal Group Ltd.	3,035	22,351
Perpetual Ltd.	506	15,620
Pilbara Minerals Ltd. (a) (b)	14,903	9,530
Pinnacle Investment Management Group Ltd.	939	3,750
Platinum Asset Management Ltd.	2,506	10,745
Premier Investments Ltd.	925	11,603
Primary Health Care Ltd.	5,295	13,696
Pro Medicus Ltd.	587	3,487
QBE Insurance Group Ltd.	23,199	167,738
Qube Holdings Ltd. (a)	14,054	25,045
Quintis Ltd. (a) (b) (c)	4,682	1,022
Ramsay Health Care Ltd.	2,698	107,963
RCR Tomlinson Ltd.	2,061	4,543
REA Group Ltd.	1,040	70,136
Regis Healthcare Ltd. (a)	1,825	4,430
Regis Resources Ltd.	5,165	19,669
Reliance Worldwide Corp. Ltd.	8,000	31,702
Resolute Mining Ltd.	7,556	7,217
Rio Tinto Ltd.	7,250	450,093
Sandfire Resources NL	1,563	10,644
Santos Ltd. (b)	29,692	138,400
Saracen Mineral Holdings Ltd. (b)	7,935	12,896
Scentre Group	332,912	1,084,597
SEEK Ltd.	6,481	105,078
Select Harvests Ltd.	1,006	5,139
Seven Group Holdings Ltd. (a)	1,225	17,341
Seven West Media Ltd.	12,381	7,687
SG Fleet Group Ltd.	1,571	4,303
Shopping Centres Australasia Property Group	44,175	80,259
Sigma Healthcare Ltd.	11,397	6,876
Sims Metal Management Ltd.	1,900	22,782
Sirius Real Estate Ltd.	50,086	41,256
Sirtex Medical Ltd.	670	15,592
SmartGroup Corp. Ltd.	983	8,514
Sonic Healthcare Ltd.	7,341	133,521
South32 Ltd.	87,582	235,873
Southern Cross Media Group Ltd.	8,673	8,403
Spark Infrastructure Group	19,179	32,438
SpeedCast International Ltd.	2,473	11,323
St Barbara Ltd.	5,871	21,075
The Star Entertainment Grp Ltd.	8,993	32,924
Steadfast Group Ltd.	8,129	16,955
Stockland	155,376	457,931
Suncorp Group Ltd.	22,435	242,917

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Super Retail Group Ltd.	1,355	$8,162
Sydney Airport	19,880	105,296
Syrah Resources Ltd. (a) (b)	3,780	8,128
Tabcorp Holdings Ltd.	33,052	109,401
Tassal Group Ltd.	1,689	5,178
Technology One Ltd. (a)	2,931	9,248
Telstra Corp. Ltd.	70,577	136,732
TPG Telecom Ltd. (a)	4,420	16,905
Transurban Group	39,611	351,772
Treasury Wine Estates Ltd.	12,218	157,793
Tronox Ltd. Class A	1,527	30,051
Vicinity Centres	204,083	391,610
Village Roadshow Ltd. (b)	1,203	2,055
Virtus Health Ltd.	1,115	4,743
Viva Energy REIT	5,250	8,764
Vocus Group Ltd. (b)	6,976	11,916
Washington H Soul Pattinson & Co. Ltd.	1,222	18,806
Webjet Ltd. (a)	956	9,549
Wesfarmers Ltd.	20,151	739,027
Western Areas Ltd.	3,338	8,840
Westgold Resources Ltd. (a) (b)	2,464	3,400
Westpac Banking Corp.	59,980	1,306,996
Whitehaven Coal Ltd.	7,964	34,220
WiseTech Global Ltd. (a)	1,068	12,496
Woodside Petroleum Ltd.	15,837	416,769
Woolworths Group Ltd.	22,534	510,439
WorleyParsons Ltd.	2,006	26,069
WPP AUNZ Ltd. (a)	4,721	3,526

		22,518,436

Austria — 0.1%
Agrana Beteiligungs AG	30	3,088
ams AG (a)	692	51,253
ANDRITZ AG	1,285	68,187
Austria Technologie & Systemtechnik AG (a)	265	4,915
BAWAG Group AG (d)	436	20,305
Buwog AG (c)	1,789	60,169
CA Immobilien Anlagen AG	3,938	131,273
DO & Co. AG	87	5,159
Erste Group Bank AG	5,132	213,942
EVN AG	423	7,903
FACC AG (b)	225	4,199
IMMOFINANZ AG	966	23,007
Kapsch TrafficCom AG	75	3,380
Lenzing AG	146	17,618
Oesterreichische Post AG	405	18,482
OMV AG	2,517	142,589
POLYTEC Holding AG	196	2,795
Porr Ag (a)	111	3,731
Raiffeisen Bank International AG	2,449	75,017
S IMMO AG	524	10,230
S&T AG	477	12,287

	Number of Shares	Value
Schoeller-Bleckmann Oilfield Equipment AG	128	$15,416
Semperit AG Holding (a) (b)	156	2,896
Telekom Austria AG	1,888	15,732
UNIQA Insurance Group AG	1,433	13,171
Vienna Insurance Group AG Wiener Versicherung Gruppe	452	12,282
voestalpine AG	1,916	88,150
Wienerberger AG	1,344	33,554
Zumtobel AG	386	2,965

		1,063,695

Bahamas — 0.0%
Nymox Pharmaceutical Corp. (a) (b)	763	2,564

Belgium — 0.3%
Ackermans & van Haaren NV	269	46,298
Aedifica SA	1,026	93,545
Ageas	3,152	158,927
AGFA-Gevaert NV (b)	1,818	7,633
Anheuser-Busch InBev SA/NV	13,385	1,350,266
Barco NV	104	12,683
Befimmo SA	1,137	70,099
Bekaert SA	410	13,294
Biocartis NV (b) (d)	393	5,585
bpost SA	1,161	18,283
Cie d’Entreprises CFE	86	10,637
Cofinimmo SA	1,318	162,523
Colruyt SA	1,212	69,120
D’ieteren SA/NA	308	12,792
Econocom Group SA	1,236	6,811
Elia System Operator SA	323	20,068
Euronav SA	1,719	15,773
EVS Broadcast Equipment SA	178	4,082
Exmar NV (b)	431	3,054
Fagron	411	7,016
Galapagos NV (b)	448	41,098
Gimv NV	209	12,711
Greenyard Foods	233	3,344
Groupe Bruxelles Lambert SA	1,498	157,851
Intervest Offices & Warehouses NV	829	20,955
Ion Beam Applications (a) (b)	216	5,747
KBC Ancora	408	21,852
KBC Group NV	4,310	332,235
Kinepolis Group NV	172	10,901
Leasinvest Real Estate SCA	89	9,950
Melexis NV	229	21,234
Mithra Pharmaceuticals SA (b)	136	4,998
Nyrstar NV (a) (b)	973	5,217
Ontex Group NV (a)	811	17,772
Orange Belgium SA	305	5,145
Proximus SADP	2,487	56,094
Recticel SA	392	4,461
Retail Estates NV	401	35,725

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sioen Industries NV	51	$1,617
Sofina SA	176	30,331
Solvay SA	1,282	161,387
Telenet Group Holding NV (b)	1,043	48,615
Tessenderlo Group (b)	339	13,213
UCB SA	2,185	171,284
Umicore SA	3,542	202,319
Van de Velde NV	89	3,230
Warehouses De Pauw CVA	980	123,850
Wereldhave Belgium NV	121	13,820
X-Fab Silicon Foundries SE (a) (b) (d)	749	7,571
Xior Student Housing NV	466	20,586

		3,653,602

Bermuda — 0.6%
Agritrade Resources Ltd.	30,000	5,691
Aircastle Ltd.	799	16,379
Alibaba Health Information Technology Ltd. (b)	44,000	42,244
Alibaba Pictures Group Ltd. (b)	170,000	18,571
Alpha & Omega Semiconductor Ltd. (b)	271	3,859
Arch Capital Group Ltd. (b)	8,202	217,025
Argo Group International Holdings Ltd.	527	30,645
Aspen Insurance Holdings Ltd.	1,227	49,939
Assured Guaranty Ltd.	2,341	83,644
Athene Holding Ltd. Class A (b)	3,364	147,478
Axalta Coating Systems Ltd. (b)	4,597	139,335
Axis Capital Holdings Ltd.	1,726	96,000
The Bank of NT Butterfield & Son Ltd.	921	42,108
Beijing Enterprises Water Group Ltd.	76,000	41,400
Belmond Ltd. Class A (b)	1,490	16,613
Borr Drilling Ltd. (b)	4,464	21,352
Brightoil Petroleum Holdings Ltd. (b) (c)	52,000	9,942
Brilliance China Automotive Holdings Ltd.	40,000	71,943
Bunge Ltd.	2,983	207,945
BW LPG Ltd. (a) (b) (d)	651	2,598
BW Offshore Ltd. (b)	1,241	6,336
Cafe de Coral Holdings Ltd.	4,000	9,662
Central European Media Enterprises Ltd. Class A (b)	1,161	4,818
China Financial International Investments Ltd. (b)	50,000	1,447
China Gas Holdings Ltd.	22,800	91,587
China Resources Gas Group Ltd.	12,000	51,866
China Tonghai International Financial Ltd. (b)	20,000	2,139
China Trustful Group Ltd. (b)	8,000	2,855

	Number of Shares	Value
Chinese Estates Holdings Ltd.	4,500	$5,848
Chow Sang Sang Holdings International Ltd.	3,000	5,734
CK Infrastructure Holdings Ltd.	12,000	88,825
CMBC Capital Holdings Ltd. (b)	110,000	6,360
COSCO SHIPPING Ports Ltd.	22,506	18,626
Credicorp Ltd.	895	201,482
CSI Properties Ltd.	50,000	2,924
Dairy Farm International Holdings Ltd.	6,300	55,399
Digital Domain Holdings Ltd. (b)	160,000	2,475
Dingyi Group Investment Ltd. (b)	30,000	2,822
Emperor Capital Group Ltd.	42,000	2,665
Emperor International Holdings Ltd.	10,000	2,905
Enstar Group Ltd. (b)	205	42,496
Esprit Holdings Ltd. (b)	20,600	6,385
Essent Group Ltd. (b)	1,623	58,136
Everest Re Group Ltd.	857	197,521
Fairwood Holdings Ltd.	1,000	3,820
First Pacific Co. Ltd.	24,000	11,562
FLEX LNG Ltd. (b)	2,023	3,060
Frontline Ltd.	987	5,752
Frontline Ltd. (a)	1,408	8,223
GasLog Ltd. (a)	661	12,625
Genpact Ltd.	3,119	90,233
Giordano International Ltd.	12,000	7,530
Global Brands Group Holding Ltd. (b)	76,000	4,548
Golar LNG Ltd.	1,621	47,755
Golden Ocean Group Ltd.	905	7,796
GOME Retail Holdings Ltd. (b)	149,000	15,175
Great Eagle Holdings Ltd.	3,092	15,080
Gulf Keystone Petroleum Ltd. (b)	2,495	8,224
Haier Electronics Group Co. Ltd.	17,000	58,104
Haitong International Securities Group Ltd.	25,581	11,655
Helen of Troy Ltd. (b)	437	43,023
HengTen Networks Group Ltd. (b)	296,000	10,494
Hiscox Ltd.	3,138	63,100
Hoegh LNG Holdings Ltd. (a)	685	3,783
Hong Kong International Construction Investment Management Group Co. Ltd.	10,000	2,406
Hongkong Land Holdings Ltd.	76,600	548,009
Hsin Chong Group Holdings Ltd. (b) (c)	40,000	1,784
Huarong International Financial Holdings Ltd.	12,900	2,301
Hudson Ltd. (b)	677	11,841
IHS Markit Ltd. (b)	8,252	425,721
Invesco Ltd.	8,589	228,124
IT Ltd.	4,000	2,850
James River Group Holdings Ltd.	433	17,013
Jardine Matheson Holdings Ltd.	3,800	239,473
Jardine Strategic Holdings Ltd.	3,800	138,438

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Electric Holdings Ltd.	4,000	$11,636
K Wah International Holdings Ltd.	14,000	8,027
Kerry Logistics Network Ltd.	6,500	9,057
Kerry Properties Ltd.	10,000	47,776
Kosmos Energy Ltd. (b)	5,114	42,293
Kunlun Energy Co. Ltd	40,000	34,929
Lancashire Holdings Ltd.	2,300	17,209
Landing International Development Ltd. (b)	727,113	11,101
Lazard Ltd. Class A	2,460	120,319
Li & Fung Ltd.	92,000	33,588
Liberty Latin America Ltd. Class A (b)	745	14,244
Liberty Latin America Ltd. Class C (b)	1,933	37,461
Luk Fook Holdings International Ltd.	4,000	16,517
Luye Pharma Group Ltd.	15,000	15,316
Maiden Holdings Ltd.	1,177	9,122
Man Wah Holdings Ltd.	18,800	14,730
Mandarin Oriental International Ltd.	3,500	8,146
Marvell Technology Group Ltd.	8,442	180,996
Nabors Industries Ltd.	7,044	45,152
NewOcean Energy Holdings Ltd. (b)	14,000	2,849
Nine Dragons Paper Holdings Ltd.	21,000	26,712
Nordic American Tankers Ltd. (a)	2,624	7,032
Northern Drilling Ltd. (b)	401	3,764
Norwegian Cruise Line Holdings Ltd. (b)	4,335	204,829
NWS Holdings Ltd.	29,945	51,734
Odfjell Drilling Ltd. (b)	808	3,339
Pacific Basin Shipping Ltd. (b)	47,000	12,841
Petra Diamonds Ltd. (a) (b)	8,784	6,483
RenaissanceRe Holdings Ltd.	843	101,430
Shangri-La Asia Ltd.	24,000	44,918
Shenzhen International Holdings Ltd.	12,000	24,804
Ship Finance International Ltd.	1,405	21,005
Signet Jewelers Ltd.	997	55,583
Sihuan Pharmaceutical Holdings Group Ltd.	59,000	13,146
Silverlake Axis Ltd.	6,200	2,391
Skyworth Digital Holdings Ltd.	24,000	10,677
SmarTone Telecommunications Holdings Ltd.	5,617	5,792
Stolt-Nielsen Ltd.	152	2,365
Tai United Holdings Ltd.	20,000	1,930
Textainer Group Holdings Ltd. (b)	456	7,250
Texwinca Holdings Ltd.	10,000	4,261
Third Point Reinsurance Ltd. (b)	1,386	17,325
Town Health International Medical Group Ltd. (c)	62,000	5,453
Travelport Worldwide Ltd.	2,132	39,527
Triton International Ltd.	883	27,073
Validus Holdings Ltd.	1,632	110,323
VTech Holdings Ltd.	1,900	21,872
White Mountains Insurance Group Ltd.	65	58,930

	Number of Shares	Value
XL Group Ltd.	5,351	$299,388
Yue Yuen Industrial Holdings Ltd.	16,000	44,903

		6,103,074

Brazil — 0.2%
Ambev SA	62,377	289,373
Atacadao Distribuicao Comercio e Industria Ltda	5,300	20,704
B3 SA — Brasil Bolsa Balcao	27,221	143,629
Banco Bradesco SA	13,304	83,687
Banco do Brasil SA	11,500	85,009
Banco Santander Brasil SA	5,400	40,823
BB Seguridade Participacoes SA	9,200	58,062
BR Malls Participacoes SA	11,055	27,668
BRF SA (b)	7,150	33,207
CCR SA	16,800	43,867
Centrais Eletricas Brasileiras SA (b)	3,182	10,008
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	28,243
Cia Siderurgica Nacional SA (b)	8,000	16,224
Cielo SA	15,920	67,857
Cosan SA Industria e Comercio	2,300	20,877
EDP — Energias do Brasil SA	3,700	13,241
Empresa SA	8,900	55,709
Engie Brasil Energia SA	2,400	21,196
Equatorial Energia SA	2,300	33,695
Fibria Celulose SA	3,300	61,790
Hypera SA	4,600	32,769
IRB Brasil Resseguros SA	1,400	17,465
JBS SA	11,700	28,075
Klabin SA	9,300	47,031
Kroton Educacional SA	17,900	43,044
Localiza Rent a Car SA	6,615	40,502
Lojas Renner SA	9,460	71,687
M Dias Branco SA	1,500	14,475
Magazine Luiza SA	1,000	33,023
Multiplan Empreendimentos Imobiliarios SA	1,148	16,883
Natura Cosmeticos SA	2,800	21,868
Odontoprev SA	4,100	13,826
Petrobras Distribuidora SA	4,600	21,708
Petroleo Brasileiro SA	39,330	197,069
Porto Seguro SA	1,200	12,595
Raia Drogasil SA	3,200	54,823
Rumo SA (b)	14,200	51,660
Sul America SA	2,697	12,720
Suzano Papel e Celulose SA	5,900	68,457
TIM Participacoes SA	11,100	37,747
Ultrapar Participacoes SA	4,700	55,722
Vale SA	41,914	536,287
WEG SA	11,400	47,797

		2,632,102

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (b)	237	$3,692
Biohaven Pharmaceutical Holding Co. Ltd. (b)	463	18,298

		21,990

Canada — 2.7%
Advantage Oil & Gas Ltd. (b)	1,862	5,821
Aecon Group, Inc.	615	7,232
Ag Growth International, Inc.	200	8,422
AGF Management Ltd.	579	3,065
Agnico Eagle Mines Ltd.	4,020	184,297
AGT Food & Ingredients, Inc. (a)	300	3,496
Alacer Gold Corp. (b)	3,600	6,654
Alamos Gold, Inc. Class A	4,424	25,205
Alaris Royalty Corp. (a)	500	6,062
Algonquin Power & Utilities Corp.	4,251	41,066
Alimentation Couche-Tard, Inc. Class B	7,521	326,721
Allied Properties	4,908	156,239
AltaGas Ltd.	3,413	70,485
Altius Minerals Corp.	325	3,251
Altus Group Ltd. (a)	452	10,077
Aphria, Inc. (a) (b)	2,148	19,394
Arbutus Biopharma Corp. (b)	602	4,395
ARC Resources Ltd.	5,581	57,650
Aritzia, Inc. (b)	527	6,254
Arizona Mining, Inc. (a) (b)	2,309	10,819
Artis REIT	7,116	70,962
Atco Ltd. Class I	1,500	46,301
Athabasca Oil Corp. (b)	3,745	5,128
Atlantic Power Corp. (a) (b)	1,415	3,113
ATS Automation Tooling Systems, Inc. (b)	840	12,485
Aurinia Pharmaceuticals, Inc. (a) (b)	691	3,974
Aurora Cannabis, Inc. (a) (b)	5,750	40,676
AutoCanada, Inc. (a)	245	3,170
B2Gold Corp. (b)	11,158	28,942
Badger Daylighting Ltd. (a)	424	10,214
Ballard Power Systems, Inc. (a) (b)	2,105	6,052
Bank of Montreal	11,274	871,459
The Bank of Nova Scotia	20,964	1,187,054
Barrick Gold Corp. (a)	21,048	276,499
Baytex Energy Corp. (a) (b)	2,880	9,573
BCE, Inc.	2,857	115,701
Birchcliff Energy Ltd.	2,581	9,463
BlackBerry Ltd. (b)	8,477	81,762
Boardwalk REIT	1,984	68,923
Bombardier, Inc. Class B (b)	37,800	149,515
Bonavista Energy Corp.	2,049	2,322
Bonterra Energy Corp.	400	5,197
Boralex, Inc.	606	9,708

	Number of Shares	Value
Brookfield Asset Management, Inc. Class A	15,002	$608,570
BRP, Inc.	432	20,827
CAE, Inc.	4,648	96,556
Calfrac Well Services Ltd. (a) (b)	657	2,789
Cameco Corp.	6,762	76,073
Canaccord Genuity Group, Inc.	1,400	7,731
Canacol Energy Ltd. (b)	1,800	5,833
Canada Goose Holdings, Inc. (b)	535	31,466
Canadian Apartment Properties	7,117	230,782
Canadian Imperial Bank of Commerce	7,675	667,640
Canadian National Railway Co.	12,950	1,059,228
Canadian Natural Resources Ltd.	21,181	764,491
Canadian Pacific Railway Ltd.	2,560	469,140
Canadian Tire Corp. Ltd. Class A	1,131	147,628
Canadian Utilities Ltd. Class A	2,017	50,937
Canadian Western Bank	990	26,093
Canfor Corp. (b)	843	20,289
Canfor Pulp Products, Inc.	246	4,719
Canopy Growth Corp. (a) (b)	1,852	54,124
Capital Power Corp. (a)	1,137	21,821
Cardinal Energy Ltd. (a)	1,101	4,631
Cascades, Inc. (a)	624	5,587
CCL Industries, Inc. Class B	2,545	124,767
Celestica, Inc. (b)	1,466	17,429
Cenovus Energy, Inc.	19,183	199,177
Centerra Gold, Inc. (b)	2,301	12,795
CES Energy Solutions Corp. (a)	2,636	9,003
CGI Group, Inc. Class A (b)	4,472	283,393
Chartwell Retirement Residences	9,982	116,399
China Gold International Resources Corp. Ltd. (b)	3,500	6,070
Choice Properties REIT	14,356	132,241
Chorus Aviation, Inc. (a)	212	1,135
CI Financial Corp.	4,406	79,195
Cineplex, Inc.	719	15,959
Cogeco Communications, Inc.	186	9,213
Cogeco, Inc. (a)	52	2,299
Colliers International Group, Inc.	404	30,737
Cominar REIT	9,661	94,211
Computer Modelling Group Ltd.	726	5,578
Constellation Software, Inc.	344	266,782
Continental Gold, Inc. (b)	1,496	4,313
Corby Spirit and Wine Ltd.	200	3,146
Corus Entertainment, Inc. Class B	1,482	5,591
Cott Corp.	1,556	25,778
Crescent Point Energy Corp. (a)	9,572	70,335
Crew Energy, Inc. (b)	2,219	3,393
Crombie REIT	4,737	45,833
CT REIT	400	3,925
The Descartes Systems Group, Inc. (b)	859	27,985
Detour Gold Corp. (b)	1,971	17,721

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRTT Environmental Solutions (b)	1,200	$5,851
Dollarama, Inc.	5,670	219,787
Dorel Industries, Inc. Class B	283	4,800
Dream Global REIT	9,673	105,659
Dream Industrial REIT	500	3,925
Dream Office REIT	2,612	46,552
DREAM Unlimited Corp. (b)	800	5,921
ECN Capital Corp. (a)	3,586	9,629
Eldorado Gold Corp. (a) (b)	8,719	8,821
Element Fleet Management Corp. (a)	4,215	19,814
Emera, Inc.	1,100	35,812
Empire Co. Ltd.	2,800	56,207
Enbridge Income Fund Holdings, Inc.	1,519	37,251
Enbridge, Inc.	29,853	1,067,273
EnCana Corp.	16,976	221,715
Endeavour Silver Corp. (b)	892	2,802
Enercare, Inc.	1,166	15,947
Enerflex Ltd.	1,098	11,810
Energy Fuels, Inc. (b)	1,222	2,774
Enerplus Corp. (a)	2,764	34,859
Enghouse Systems Ltd.	206	12,030
Ensign Energy Services, Inc.	1,379	6,157
Entertainment One Ltd.	3,957	19,203
Equitable Group, Inc.	116	5,255
Evertz Technologies Ltd.	181	2,200
Exchange Income Corp.	108	2,632
Exco Technologies Ltd.	400	2,705
Extendicare, Inc.	1,200	6,618
Fairfax Financial Holdings Ltd.	475	266,165
Fennec Pharmaceuticals, Inc. (b)	228	2,380
Fiera Capital Corp.	439	3,930
Finning International, Inc.	2,686	66,300
First Capital Realty, Inc. (a)	9,493	149,184
First Majestic Silver Corp. (a) (b)	2,021	15,419
First National Financial Corp. (a)	200	4,339
First Quantum Minerals Ltd.	11,671	171,960
FirstService Corp.	375	28,522
Fortis, Inc.	7,165	229,014
Fortuna Silver Mines, Inc. (b)	1,773	10,088
Franco-Nevada Corp.	3,203	233,772
Freehold Royalties Ltd.	1,016	9,583
Genworth MI Canada, Inc. (a)	417	13,570
George Weston Ltd.	900	73,429
Gibson Energy, Inc.	1,603	21,375
Gildan Activewear, Inc.	3,761	105,937
Gluskin Sheff + Associates, Inc.	400	4,996
Goldcorp, Inc.	14,891	204,452
Granite REIT	2,384	97,235
Great Canadian Gaming Corp. (b)	644	22,803
Great-West Lifeco, Inc.	5,042	123,955
Guyana Goldfields, Inc. (b)	1,799	6,719
H&R REIT	16,211	248,100

	Number of Shares	Value
Home Capital Group, Inc. (a) (b)	659	$7,524
Hudbay Minerals, Inc.	2,981	16,621
Hudson’s Bay Co. (a)	1,411	12,579
Husky Energy, Inc.	6,757	105,314
Hydro One Ltd. (d)	6,086	92,773
IAMGOLD Corp. (b)	5,285	30,794
IGM Financial, Inc. (a)	1,239	35,917
IMAX Corp. (b)	952	21,087
Imperial Oil Ltd.	5,112	169,927
Industrial Alliance Insurance & Financial Services, Inc.	1,710	66,012
Innergex Renewable Energy, Inc. (a)	1,292	13,572
Intact Financial Corp.	2,526	179,173
Inter Pipeline Ltd.	6,385	119,672
Interfor Corp. (b)	812	15,596
InterRent REIT	600	5,020
Intertape Polymer Group, Inc.	633	8,701
Ivanhoe Mines Ltd. (b)	6,043	12,411
Jamieson Wellness, Inc.	471	9,537
Just Energy Group, Inc.	1,400	5,048
Kelt Exploration Ltd. (b)	1,633	11,092
Keyera Corp.	3,335	92,796
Killam Apartment REIT	4,587	52,267
Kinaxis, Inc. (b)	293	19,724
Kinder Morgan Canada Ltd. (d)	1,134	13,715
Kinross Gold Corp. (b)	19,838	74,695
Kirkland Lake Gold Ltd.	2,194	46,462
Klondex Mines Ltd. (b)	2,500	5,838
Klondex Mines Ltd. (b)	2,403	5,551
Knight Therapeutics, Inc. (b)	1,309	8,015
Labrador Iron Ore Royalty Corp. (a)	755	13,835
Laurentian Bank of Canada (a)	421	14,366
Linamar Corp.	900	39,576
Lions Gate Entertainment Corp. Class A	1,085	26,930
Lions Gate Entertainment Corp. Class B	2,035	47,741
Lithium Americas Corp. (a) (b)	765	4,091
Loblaw Cos. Ltd.	3,420	175,858
Lucara Diamond Corp. (a)	4,100	6,580
Lundin Gold, Inc. (a) (b)	576	2,007
Lundin Mining Corp.	12,083	67,187
MAG Silver Corp. (b)	835	9,019
Magellan Aerospace Corp.	200	2,443
Magna International, Inc.	6,131	356,579
Major Drilling Group International, Inc. (b)	651	3,437
Manulife Financial Corp.	35,302	634,263
Maple Leaf Foods, Inc.	873	22,073
Martinrea International, Inc.	959	10,286
Masonite International Corp. (b)	450	32,333
Maxar Technologies Ltd.	651	32,682
Maxar Technologies Ltd. (a)	961	48,550
MDC Partners, Inc. Class A (b)	899	4,135

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medical Facilities Corp. (a)	400	$4,251
MedReleaf Corp. (b)	419	8,602
MEG Energy Corp. (b)	2,581	21,517
Methanex Corp.	1,118	79,055
Metro, Inc.	4,037	137,233
Morguard REIT	400	4,028
Morneau Shepell, Inc. (a)	655	13,542
Mountain Province Diamonds, Inc. (b)	1,427	3,582
MTY Food Group, Inc.	200	7,663
Mullen Group Ltd. (a)	1,159	13,656
National Bank of Canada	5,980	287,116
Nemaska Lithium, Inc. (a) (b)	4,401	2,846
Neo Performance Materials, Inc.	207	2,563
Nevsun Resources Ltd.	3,149	10,947
New Gold, Inc. (b)	6,275	13,078
NexGen Energy Ltd. (b)	3,011	5,566
NFI Group, Inc.	610	22,755
Norbord, Inc.	422	17,353
The North West Co., Inc. (a)	532	11,865
Northland Power, Inc.	1,332	24,854
Northview Apartment REIT	2,330	46,577
NorthWest Healthcare Properties REIT	4,610	39,590
Novagold Resources, Inc. (a) (b)	2,924	13,100
Novanta, Inc. (b)	545	33,954
Nutrien Ltd.	11,333	616,541
NuVista Energy Ltd. (b)	1,998	13,861
Obsidian Energy Ltd. (a) (b)	4,043	4,582
OceanaGold Corp.	6,342	17,608
Onex Corp.	1,467	107,672
Open Text Corp.	4,934	173,655
Osisko Gold Royalties Ltd.	1,415	13,400
Osisko Mining, Inc. (a) (b)	1,370	1,876
Painted Pony Energy Ltd. (a) (b)	562	975
Pan American Silver Corp.	1,740	31,143
Paramount Resources Ltd. Class A (a) (b)	642	7,271
Parex Resources, Inc. (b)	1,686	31,831
Parkland Fuel Corp.	1,477	36,289
Pason Systems, Inc.	906	14,831
Pembina Pipeline Corp.	8,577	297,045
Pengrowth Energy Corp. (a) (b)	2,916	2,085
Peyto Exploration & Development Corp.	1,865	14,357
Power Corp. of Canada	6,064	135,796
Power Financial Corp.	4,118	96,321
PrairieSky Royalty Ltd. (a)	3,413	67,370
Precision Drilling Corp. (b)	3,364	11,131
Premier Gold Mines Ltd. (b)	2,300	4,566
Premium Brands Holdings Corp. (a)	291	25,075
Pretium Resources, Inc. (b)	1,616	11,887
ProMetic Life Sciences, Inc. (a) (b)	7,211	2,852
Quebecor, Inc.	1,725	35,323
Raging River Exploration, Inc. (b)	2,566	11,126
Recipe Unlimited Corp.	197	4,266

	Number of Shares	Value
Restaurant Brands International, Inc.	3,927	$236,878
RioCan REIT	17,918	329,152
Ritchie Bros Auctioneers, Inc.	1,220	41,612
Rogers Communications, Inc. Class B	6,407	304,304
Rogers Sugar, Inc. (a)	1,200	4,838
Royal Bank of Canada	25,296	1,904,728
Russel Metals, Inc.	694	14,185
Sandstorm Gold Ltd. (a) (b)	2,071	9,310
Saputo, Inc.	4,162	138,190
Savaria Corp. (a)	287	3,499
Seabridge Gold, Inc. (a) (b)	500	5,625
Secure Energy Services, Inc. (a)	1,908	10,537
SEMAFO, Inc. (b)	3,697	10,714
Seven Generations Energy Ltd. Class A (b)	4,202	46,314
Shaw Communications, Inc. Class B	7,558	153,960
ShawCor Ltd.	777	15,083
Shopify, Inc. Class A (b)	1,475	215,093
Sienna Senior Living, Inc. (a)	700	8,828
Sierra Wireless, Inc. (a) (b)	357	5,711
Silvercorp Metals, Inc. (a)	1,413	3,730
Sleep Country Canada Holdings, Inc. (d)	392	9,712
SmartCentres REIT	6,748	156,708
SNC-Lavalin Group, Inc.	3,121	137,835
Spin Master Corp. (b) (d)	284	12,592
Sprott, Inc. (a)	2,253	5,210
SSR Mining, Inc. (b)	1,199	11,829
Stantec, Inc. (a)	1,281	32,945
The Stars Group, Inc. (b)	1,709	61,982
Stelco Holdings, Inc.	272	5,245
Stella-Jones, Inc.	514	18,724
Stornoway Diamond Corp. (a) (b)	5,800	1,941
Sun Life Financial, Inc.	10,587	425,445
Suncor Energy, Inc.	28,797	1,171,901
Superior Plus Corp.	1,690	16,339
Surge Energy, Inc.	3,100	5,612
Tahoe Resources, Inc.	5,252	25,840
Tahoe Resources, Inc.	3,788	18,643
Tamarack Valley Energy Ltd. (b)	2,926	10,260
Teck Resources Ltd. Class B	9,016	229,678
Telus Corp.	3,187	113,211
TFI International, Inc.	1,012	31,215
Theratechnologies, Inc. (b)	816	7,870
Thomson Reuters Corp.	4,948	199,666
Timbercreek Financial Corp. (a)	1,000	6,952
TMAC Resources, Inc. (a) (b)	500	2,130
TMX Group Ltd.	519	34,022
TORC Oil & Gas Ltd.	1,469	8,202
Torex Gold Resources, Inc. (b)	800	7,126
Toromont Industries Ltd.	894	38,666
The Toronto-Dominion Bank	32,300	1,869,476
Total Energy Services, Inc.	461	4,075

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tourmaline Oil Corp.	4,673	$83,497
TransAlta Corp.	3,227	16,201
TransAlta Renewables, Inc.	1,216	11,507
TransCanada Corp.	15,256	660,070
Transcontinental, Inc. Class A (a)	840	19,507
Trevali Mining Corp. (b)	6,109	4,182
Trican Well Service Ltd. (b)	3,562	8,101
Tricon Capital Group, Inc. (a)	1,666	13,978
Trinidad Drilling Ltd. (a) (b)	2,774	3,946
Turquoise Hill Resources Ltd. (b)	20,700	58,574
Ultra Petroleum Corp. (a) (b)	2,080	4,805
Uni-Select, Inc.	459	7,301
Uranium Participation Corp. (b)	1,800	5,573
Valeant Pharmaceuticals International, Inc. (b)	5,297	123,294
Valener, Inc. (a)	390	5,998
Vermilion Energy, Inc. (a)	2,289	82,548
Wajax Corp.	136	2,576
West Fraser Timber Co. Ltd.	1,028	70,759
Western Forest Products, Inc.	4,155	8,470
WestJet Airlines Ltd.	400	5,516
Westshore Terminals Investment Corp. (a)	580	10,513
Wheaton Precious Metals Corp.	7,695	169,862
Whitecap Resources, Inc. (a)	4,660	31,583
Winpak Ltd.	325	10,877
WPT Industrial REIT	300	4,167
WSP Global, Inc. (a)	1,872	98,566
Yamana Gold, Inc.	10,837	31,572

		29,177,710

Cayman Islands — 1.5%
3SBio, Inc. (d)	15,500	35,042
51job, Inc. (b)	300	29,292
58.com, Inc. ADR (b)	1,223	84,803
AAC Technologies Holdings, Inc.	9,770	136,720
Agile Group Holdings Ltd.	20,000	34,066
Airtac International Group	1,722	24,456
Alibaba Group Holding Ltd. Sponsored ADR (b)	15,304	2,839,351
Ambarella, Inc. (a) (b)	553	21,351
ANTA Sports Products Ltd.	14,000	73,651
ASM Pacific Technology Ltd.	6,000	75,346
Autohome, Inc. ADR	784	79,184
Baidu, Inc. Sponsored ADR (b)	3,655	888,165
Bright Smart Securities & Commodities Group Ltd.	6,000	1,745
C-Mer Eye Care Holdings Ltd. (b)	2,000	2,071
Camsing International Holding Ltd. (b)	6,000	5,344
CAR, Inc. (b)	10,000	9,974
Chailease Holding Co. Ltd.	15,823	51,834
China Conch Venture Holdings Ltd.	21,500	78,570
China Evergrande Group (b)	35,000	88,985

	Number of Shares	Value
China First Capital Group Ltd. (b)	41,995	$26,746
China Huishan Dairy Holdings Co. Ltd. (b) (c) (e)	44,000	-
China Literature Ltd. (b) (d)	2,400	22,407
China LNG Group Ltd. (b)	28,000	4,018
China Medical System Holdings Ltd.	19,000	37,796
China Mengniu Dairy Co. Ltd.	37,000	124,787
China Resources Land Ltd.	36,000	120,497
China State Construction International Holdings Ltd.	25,250	25,789
China Zhongwang Holdings Ltd.	20,400	10,762
Chong Sing Holdings FinTech Gr (b)	224,000	26,245
CIFI Holdings Group Co. Ltd.	47,887	30,300
Cision Ltd. (b)	653	9,762
CK Asset Holdings Ltd.	170,500	1,347,157
CK Hutchison Holdings Ltd.	48,000	506,590
CK Life Sciences Int’l Holdings, Inc.	42,000	2,887
Consolidated Water Co. Ltd.	166	2,141
Convoy Global Holdings Ltd. (b) (c)	42,000	894
Country Garden Holdings Co. Ltd.	101,000	176,206
Ctrip.com International Ltd. ADR (b)	5,195	247,438
Dali Foods Group Co. Ltd. (d)	27,000	20,805
Endeavour Mining Corp. (a) (b)	875	15,701
ENN Energy Holdings Ltd.	10,000	98,205
Fabrinet (b)	614	22,650
Fang Holdings Ltd. ADR (a) (b)	2,800	10,864
Far East Consortium International Ltd.	10,728	6,370
FGL Holdings (b)	2,401	20,144
FIH Mobile Ltd. (b)	39,000	6,010
Freeman FinTech Corp. Ltd. (b)	80,000	892
Fresh Del Monte Produce, Inc.	497	22,141
Fullshare Holdings Ltd.	88,000	43,486
Future Land Development Holdings Ltd.	24,000	21,607
GCL-Poly Energy Holdings Ltd. (b)	186,000	17,440
GDS Holdings Ltd. (b)	800	32,072
Geely Automobile Holdings Ltd.	65,000	166,811
General Interface Solution Holding Ltd.	2,377	15,406
Genscript Biotech Corp.	10,000	27,460
Global Indemnity Ltd.	161	6,276
Goodbaby International Holdings Ltd.	11,000	6,656
Greenlight Capital Re Ltd. Class A (b)	491	6,972
Greentown China Holdings Ltd.	11,500	15,398
Haitian International Holdings Ltd.	9,000	21,184
Health and Happiness H&H International Holdings Ltd. (b)	2,000	13,764
Hengan International Group Co. Ltd.	9,500	90,852
Herbalife Nutrition Ltd. (b)	2,432	130,647
HKBN Ltd.	7,500	11,523
Huazhu Group Ltd. ADR	1,700	71,383
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	7,058

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ichor Holdings Ltd. (a) (b)	429	$9,103
JD.com, Inc. ADR (b)	9,557	372,245
Jiayuan International Group Ltd.	14,000	24,258
Kaisa Group Holdings Ltd.	28,000	11,938
Kingboard Chemical Holdings Ltd.	9,000	32,568
Kingboard Laminates Holdings Ltd.	14,000	17,123
Kingdee International Software Group Co. Ltd.	26,000	26,416
Kingsoft Corp. Ltd.	11,000	33,198
KWG Property Holding Ltd.	16,500	20,560
Lee & Man Paper Manufacturing Ltd.	22,000	22,151
Leyou Technologies Holdings Ltd. (b)	15,000	4,624
Lifestyle International Holdings Ltd.	6,000	12,673
Logan Property Holdings Co. Ltd.	18,000	24,190
Longfor Properties Co. Ltd.	19,500	52,477
Macau Legend Development Ltd.	26,000	4,273
Meitu, Inc. (b) (d)	22,500	19,582
Melco Resorts & Entertainment Ltd. ADR	4,360	122,080
MGM China Holdings Ltd.	20,000	46,313
Microport Scientific Corp.	5,015	6,029
Minth Group Ltd.	14,000	58,653
Momo, Inc. Sponsored ADR (b)	1,500	65,250
Nameson Holdings Ltd.	10,000	1,500
NetEase, Inc. ADR	1,049	265,051
New Oriental Education & Technology Group, Inc. Sponsored ADR	1,900	179,854
Nexteer Automotive Group Ltd.	12,000	17,637
Noah Holdings Ltd. (a) (b)	400	20,860
Ocean Rig UDW, Inc. Class A (b)	924	27,240
OP Financial Ltd.	10,067	3,994
Pacific Textiles Holdings Ltd.	10,000	8,489
Phoenix Group Holdings	4,266	38,106
Regina Miracle International Holdings Ltd. (d)	5,000	3,885
SA SA International Holdings Ltd.	10,673	6,764
Sands China Ltd.	42,800	228,069
Semiconductor Manufacturing International Corp. (b)	38,700	50,209
Shenzhou International Group Holdings Ltd.	9,533	116,893
Shimao Property Holdings Ltd.	15,500	40,477
Shui On Land Ltd.	47,500	11,979
SINA Corp. (b)	855	72,410
Sino Biopharmaceutical Ltd.	88,500	135,048
SITC International Holdings Co. Ltd.	15,000	16,658
SMART Global Holdings, Inc. (a) (b)	145	4,621
SOHO China Ltd.	26,000	12,336
SSY Group Ltd.	20,000	22,142
Sunac China Holdings Ltd.	32,000	111,322
SUNeVision Holdings Ltd.	7,000	4,129
Sunny Optical Technology Group Co. Ltd.	9,398	172,808

	Number of Shares	Value
TAL Education Group Sponsored ADR (b)	4,364	$160,595
Tencent Holdings Ltd.	75,477	3,758,616
Theravance Biopharma, Inc. (a) (b)	703	15,944
Tingyi Cayman Islands Holding Corp.	26,000	60,278
TK Group Holdings Ltd.	4,000	3,417
Towngas China Co. Ltd.	13,000	12,600
Uni-President China Holdings Ltd.	17,000	21,829
The United Laboratories International Holdings Ltd.	8,000	8,263
Value Partners Group Ltd.	12,000	9,465
Vipshop Holdings Ltd. ADR (b)	5,700	61,845
VSTECS Holdings Ltd.	10,000	4,974
Want Want China Holdings Ltd.	65,000	57,427
We Solutions Ltd. (b)	24,000	3,587
Weibo Corp. Sponsored ADR (a) (b)	626	55,564
WH Group Ltd. (d)	147,037	118,879
Wharf Real Estate Investment Co. Ltd.	77,612	551,142
Wuxi Biologics Cayman, Inc. (b) (d)	6,500	72,071
Wynn Macau Ltd.	25,600	82,207
Xin Point Holdings Ltd.	4,000	2,642
Xinyi Glass Holdings Co. Ltd.	20,000	24,342
Xinyi Solar Holdings Ltd.	38,000	11,644
Yuzhou Properties Co. Ltd.	22,000	12,883
YY, Inc. ADR (b)	600	60,282
Zhen Ding Technology Holding Ltd.	6,000	13,251
Zhongsheng Group Holdings Ltd.	7,500	22,435

		15,976,516

Chile — 0.1%
Aguas Andinas SA Class A	33,383	18,235
Banco de Chile	310,251	47,958
Banco de Credito e Inversiones SA	547	36,404
Banco Santander Chile	887,916	69,523
Cencosud SA	18,173	44,918
Cia Cervecerias Unidas SA	1,995	24,976
Colbun SA	95,095	19,619
Empresa Nacional de Telecomunicaciones SA	2,168	19,909
Empresas CMPC SA	17,291	62,983
Empresas COPEC SA	5,113	78,252
Enel Americas SA	369,628	65,333
Enel Chile SA	383,161	37,806
Itau CorpBanca	2,123,668	20,740
Latam Airlines Group SA	4,168	41,144
SACI Falabella	9,457	86,668

		674,468

China — 0.6%
Agricultural Bank of China Ltd. Class A	8,200	4,264

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Agricultural Bank of China Ltd. Class H	386,000	$179,271
Air China Ltd. Class H	24,000	22,986
Aluminum Corp. of China Ltd. Class H (b)	56,000	24,554
Angang Steel Co. Ltd. Class H	14,000	12,536
Anhui Conch Cement Co. Ltd. Class A	900	4,513
Anhui Conch Cement Co. Ltd. Class H	16,000	90,888
AviChina Industry & Technology Co. Ltd. Class H	24,000	14,241
BAIC Motor Corp. Ltd. Class H (d)	23,500	22,375
Bank of Beijing Co. Ltd. Class A	4,600	4,174
Bank of China Ltd. Class A	8,200	4,471
Bank of China Ltd. Class H	1,050,149	517,462
Bank of Communications Co. Ltd. Class A	5,400	4,670
Bank of Communications Co. Ltd. Class H	115,000	87,655
Bank of Jiangsu Co. Ltd. Class A	4,299	4,164
Bank of Shanghai Co. Ltd. Class A	2,000	4,753
Baoshan Iron & Steel Co. Ltd. Class A	3,699	4,330
BBMG Corp. Class H	31,000	11,387
Beijing Capital International Airport Co. Ltd. Class H	22,000	23,138
BOE Technology Group Co. Ltd. Class A	7,300	3,874
BYD Co. Ltd. Class H	8,500	51,299
CGN Power Co. Ltd. Class H (d)	144,000	37,107
China Cinda Asset Management Co. Ltd. Class H	120,000	38,499
China CITIC Bank Class H	118,000	73,364
China Coal Energy Co. Class H	25,000	10,322
China Communications Construction Co. Ltd. Class H	60,000	57,653
China Communications Services Corp. Ltd. Class H	34,000	21,518
China Construction Bank Corp. Class H	1,272,198	1,166,571
China COSCO Holdings Co. Ltd. Class H (b)	34,000	15,461
China Eastern Airlines Corp. Ltd. Class H	18,000	12,081
China Everbright Bank Co. Ltd. Class A	7,800	4,301
China Everbright Bank Co. Ltd. Class H	31,000	13,255
China Galaxy Securities Co. Ltd. Class H	46,500	23,686
China Huarong Asset Management Co. Ltd. (d)	138,798	40,070
China International Capital Corp. Ltd. Class H (d)	13,600	24,159

	Number of Shares	Value
China International Marine Containers Group Co. Ltd. Class H	5,500	$7,164
China Life Insurance Co. Ltd. Class H	98,000	251,598
China Longyuan Power Group Corp. Class H	42,000	33,688
China Merchants Bank Co. Ltd. Class A	2,200	8,744
China Merchants Bank Co. Ltd. Class H	51,500	188,298
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,400	4,017
China Minsheng Banking Corp. Ltd. Class A	4,300	4,545
China Molybdenum Co. Ltd. Class H	51,000	24,435
China National Building Material Co. Ltd. Class H	52,000	51,227
China National Nuclear Power Co. Ltd. Class A	4,799	4,070
China Oilfield Services Ltd. Class H	26,000	24,393
China Pacific Insurance Group Co. Ltd. Class A	899	4,298
China Pacific Insurance Group Co. Ltd. Class H	34,800	133,656
China Petroleum & Chemical Corp. Class A	4,400	4,297
China Petroleum & Chemical Corp. Class H	336,000	301,600
China Railway Construction Corp. Ltd. Class A	3,300	4,270
China Railway Construction Corp. Ltd. Class H	26,500	26,696
China Railway Group Ltd. Class H	48,000	36,084
China Railway Signal & Communication Corp. Ltd. Class H (d)	20,000	14,160
China Reinsurance Group Corp. Class H	74,000	16,203
China Shenhua Energy Co. Ltd. Class H	45,000	105,955
China Shipping Development Co. Ltd. Class H	16,000	7,671
China Southern Airlines Co. Ltd. Class H	24,000	18,706
China State Construction Engineering Corp. Ltd. Class A	5,320	4,382
China Telecom Corp. Ltd. Class H	180,000	83,937
China Vanke Co. Ltd. Class A	1,200	4,446
China Vanke Co. Ltd. Class H	16,600	57,962
China Yangtze Power Co. Ltd. Class A	2,100	5,110
Chongqing Changan Automobile Co. Ltd. Class H	10,400	10,499
Chongqing Rural Commercial Bank Class H	31,000	18,400
CITIC Securities Co. Ltd. Class A	1,600	3,997
CITIC Securities Co. Ltd. Class H	31,000	61,660
COSCO SHIPPING Development Co. Ltd. Class A (b)	49,000	8,139

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRRC Corp. Ltd. Class A	3,300	$3,824
CRRC Corp. Ltd. Class H	57,000	44,006
Daqin Railway Co. Ltd. Class A	3,700	4,586
Datang International Power Generation Co. Ltd. Class H (b)	38,000	11,609
Dongfeng Motor Group Co. Ltd. Class H	36,000	38,014
Everbright Securities Co. Ltd. Class A	2,499	4,135
Foshan Haitian Flavouring & Food Co. Ltd. Class A	500	5,533
Fuyao Glass Industry Group Co. Ltd. Class H (d)	6,727	22,707
GF Securities Co. Ltd. Class A	2,000	4,003
GF Securities Co. Ltd. Class H	19,200	27,902
Great Wall Motor Co. Ltd. Class H	43,000	32,729
Gree Electric Appliances, Inc. of Zhuhai Class A	700	4,955
Guangzhou Automobile Group Co. Ltd. Class H	39,200	38,050
Guangzhou R&F Properties Co. Ltd. Class H	12,800	25,671
Guotai Junan Securities Co. Ltd. Class A	1,800	3,996
Guotai Junan Securities Co. Ltd. Class H (d)	7,600	16,142
Haitong Securities Co. Ltd. Class A	2,800	4,000
Haitong Securities Co. Ltd. Class H	41,600	41,868
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,000	5,570
Huadian Power International Corp. Ltd. Class H	20,000	7,889
Huaneng Power International, Inc. Class H	56,000	36,999
Huaneng Renewables Corp. Ltd. Class H	58,000	19,211
Huatai Securities Co. Ltd. Class H (d)	22,800	36,153
Huaxia Bank Co. Ltd. Class A	3,699	4,156
Industrial & Commercial Bank of China Ltd. Class A	6,100	4,896
Industrial & Commercial Bank of China Ltd. Class H	918,238	682,122
Industrial Bank Co. Ltd. Class A	2,600	5,640
Industrial Securities Co. Ltd. Class A	5,000	3,982
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	15,500	3,646
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,200	5,048
Inner Mongolia Yitai Coal Co. Class B	14,300	19,476
Jiangsu Expressway Co. Ltd. Class H	16,000	19,000
Jiangsu Hengrui Medicine Co. Ltd. Class A	300	3,427
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	200	3,956
Jiangxi Copper Co. Ltd. Class H	17,000	21,548
Kangmei Pharmaceutical Co. Ltd. Class A	1,199	4,135

	Number of Shares	Value
Kweichow Moutai Co. Ltd. Class A	99	$10,916
Legend Holdings Corp. Class H (d)	4,400	13,388
Metallurgical Corp. of China Ltd. Class H	35,000	10,330
Midea Group Co. Ltd. Class A	700	5,491
New China Life Insurance Co. Ltd. Class H	11,100	45,704
The People’s Insurance Co. Group Ltd. Class H	103,000	47,991
PetroChina Co. Ltd. Class A	3,700	4,300
PetroChina Co. Ltd. Class H	278,319	211,896
PICC Property & Casualty Co. Ltd. Class H	90,000	96,308
Ping An Bank Co. Ltd. Class A	2,900	3,971
Ping An Insurance Group Co. of China Ltd. Class A	1,100	9,663
Ping An Insurance Group Co. of China Ltd. Class H	68,822	628,909
Poly Real Estate Group Co. Ltd. Class A	2,400	4,406
Postal Savings Bank of China Co. Ltd. Class H (d)	36,000	23,307
SAIC Motor Corp. Ltd. Class A	900	4,746
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	19,788
Shanghai Electric Group Co. Ltd. Class A (b) (c)	1,400	1,342
Shanghai Electric Group Co. Ltd. Class H (b)	42,000	14,113
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,000	32,811
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	12,800	18,271
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,600	31,856
Shanghai Pudong Development Bank Co. Ltd. Class A	3,300	4,760
Shenwan Hongyuan Group Co. Ltd. Class A	6,500	4,277
Sinopec Engineering Group Co. Ltd. Class H	17,000	17,722
Sinopec Shanghai Petrochemical Co. Ltd. Class H	44,000	26,563
Sinopharm Group Co. Ltd. Class H	15,200	60,975
Sinotrans Ltd. Class H	27,000	14,176
Suning.com Co. Ltd. Class A	2,300	4,880
Tong Ren Tang Technologies Co. Ltd. Class H	7,000	11,054
TravelSky Technology Ltd. Class H	13,000	37,724
Tsingtao Brewery Co. Ltd. Class H	5,049	27,669
Weichai Power Co. Ltd. Class H	24,000	33,029
Wuliangye Yibin Co. Ltd. Class A	400	4,564
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	8,200	9,949

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yanzhou Coal Mining Co. Ltd. Class H	26,000	$33,822
Yunnan Baiyao Group Co. Ltd. Class A	300	4,840
Zhaojin Mining Industry Co. Ltd. Class H	13,000	9,911
Zhejiang Expressway Co. Ltd. Class H	22,000	19,600
ZhongAn Online P&C Insurance Co. Ltd. (b) (d)	2,100	13,163
Zhuzhou CSR Times Electric Co. Ltd. Class H	7,400	35,088
Zijin Mining Group Co. Ltd. Class H	80,000	30,342
ZTE Corp. Class H (b)	9,000	13,643

		7,047,201

Colombia — 0.0%
Bancolombia SA	2,977	35,874
Cementos Argos SA	5,924	19,807
Ecopetrol SA	65,416	67,513
Grupo Argos SA	3,852	26,100
Grupo de Inversiones Suramericana SA	3,223	41,345
Interconexion Electrica SA ESP	6,100	30,177

		220,816

Czech Republic — 0.0%
CEZ AS	2,161	51,257
Komercni banka AS	1,019	42,862
Moneta Money Bank AS (d)	6,396	21,948
O2 Czech Republic AS	706	8,107

		124,174

Denmark — 0.4%
ALK-Abello A/S (b)	82	13,690
Alm Brand A/S	860	8,445
Ambu A/S	1,812	61,053
AP Moller — Maersk A/S Class A	69	81,735
AP Moller — Maersk A/S Class B	112	139,300
Bakkafrost P/F	481	26,700
Bang & Olufsen A/S (b)	392	8,509
Bavarian Nordic A/S (b)	370	10,900
Carlsberg A/S Class B	1,871	220,300
Chr Hansen Holding A/S	1,686	155,557
Coloplast A/S Class B	2,005	200,266
D/S Norden A/S (b)	355	6,290
Danske Bank A/S	12,924	403,939
Dfds A/S	354	22,588
DSV A/S	3,411	275,320
FLSmidth & Co. A/S	476	28,467
Genmab A/S (b)	1,075	165,801
GN Store Nord A/S	1,564	71,243
H Lundbeck A/S	1,195	83,908
IC Group A/S	29	728

	Number of Shares	Value
ISS A/S	3,052	$104,814
Jyske Bank A/S Registered	782	42,869
Matas A/S	345	2,799
Nilfisk Holding A/S (b)	332	16,189
NKT A/S (a) (b)	326	8,910
NNIT A/S (d)	176	4,381
Novo Nordisk A/S Class B	31,071	1,435,145
Novozymes A/S Class B	4,034	204,249
Orsted A/S (d)	3,413	206,759
Pandora A/S	1,931	134,957
Per Aarsleff Holding A/S	192	6,784
Rockwool International A/S Class B	105	40,962
Royal Unibrew A/S	584	46,530
Scandinavian Tobacco Group A/S Class A (d)	666	10,051
Schouw & Co. A/S	136	12,002
SimCorp A/S	438	35,463
Solar A/S Class B	40	2,495
Spar Nord Bank A/S	1,006	10,763
Sydbank A/S	779	26,765
Topdanmark A/S	445	19,475
Tryg A/S	2,164	50,781
Vestas Wind Systems A/S	3,640	225,029
William Demant Holding A/S (b)	2,010	80,837
Zealand Pharma A/S (a) (b)	370	4,867

		4,718,615

Egypt — 0.0%
Commercial International Bank Egypt SAE	13,854	65,551
Eastern Tobacco	1,683	16,748
ElSewedy Electric Co.	995	11,074

		93,373

Finland — 0.3%
Amer Sports OYJ	1,219	38,413
Atria OYJ	36	437
Cargotec OYJ Class B	441	22,300
Caverion OYJ (a) (b)	938	6,665
Citycon OYJ	22,430	48,540
Cramo OYJ	421	9,781
DNA OYJ	579	13,851
Elisa OYJ	2,365	109,520
F-Secure OYJ	1,232	5,406
Ferratum OYJ	146	2,761
Finnair OYJ	595	6,426
Fortum OYJ	8,176	195,018
Huhtamaki OYJ	1,184	43,714
Kemira OYJ	1,098	14,593
Kesko OYJ Class B	748	45,748
Kojamo OYJ (b)	4,065	43,436
Kone OYJ Class B	5,994	305,232
Konecranes OYJ	769	31,681

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lehto Group OYJ (a)	319	$3,681
Metsa Board OYJ	2,261	25,558
Metso OYJ	1,649	55,194
Neste OYJ	2,172	169,823
Nokia OYJ	99,276	569,516
Nokian Renkaat OYJ	2,274	89,630
Oriola OYJ Class B	1,585	5,650
Orion OYJ Class B	2,057	55,334
Outokumpu OYJ	3,573	22,155
Outotec OYJ (b)	1,729	13,715
Ponsse OYJ	156	5,468
Ramirent OYJ	842	8,936
Sampo OYJ Class A	7,618	371,484
Sanoma OYJ	758	7,687
Stockmann OYJ Abp Class B (a) (b)	492	2,301
Stora Enso OYJ Class R	9,198	179,698
Technopolis OYJ	8,462	38,065
Tieto OYJ	599	19,361
Tikkurila OYJ	431	7,397
Tokmanni Group Corp.	418	3,464
UPM-Kymmene OYJ	9,475	338,333
Uponor OYJ	606	9,721
Valmet OYJ	1,461	28,147
Wartsila OYJ Abp	7,620	149,571
YIT OYJ	1,814	10,797

		3,134,208

France — 2.7%
ABC arbitrage	441	3,661
Accor SA	3,209	157,196
Aeroports de Paris	488	110,260
Air France KLM (b)	2,186	17,824
Air Liquide SA	7,468	937,870
Akka Technologies	117	8,371
AKWEL	141	4,297
Albioma SA	293	6,607
ALD SA (a) (d)	1,131	19,307
Alstom SA	2,766	127,028
Alten SA	328	33,797
Altran Technologies SA	2,656	38,407
Amundi SA (d)	1,042	72,057
Arkema SA	1,259	148,762
Assystem	63	2,004
Atos SE	1,667	227,160
Aubay	64	2,674
AXA SA	33,913	830,842
Axway Software SA	113	2,560
Beneteau SA	426	7,976
BioMerieux	744	66,724
BNP Paribas SA	19,620	1,216,137
Boiron SA	64	5,429
Bollore SA	13,780	64,046

	Number of Shares	Value
Bonduelle SCA	145	$5,232
Bourbon Corp. (a) (b)	377	2,089
Bouygues SA	3,638	156,612
Bureau Veritas SA	4,306	114,822
Capgemini SE	2,856	383,367
Carmila SA	1,433	39,922
Carrefour SA	10,699	172,660
Casino Guichard Perrachon SA	1,091	42,286
Cellectis SA (b)	356	10,170
CGG SA (b)	7,176	17,794
Chargeurs SA	189	5,637
Cie de Saint-Gobain	8,770	391,120
Cie des Alpes	116	3,977
Cie Generale des Etablissements Michelin SCA	2,929	356,182
CNP Assurances	2,586	58,761
Coface SA (b)	1,028	11,418
Covivio	2,376	247,094
Credit Agricole SA	20,493	273,191
Danone SA	10,625	778,885
Dassault Aviation SA	39	74,211
Dassault Systemes SE	2,303	322,270
DBV Technologies SA (a) (b)	247	9,552
Derichebourg SA	1,209	7,629
Devoteam SA	66	7,504
Direct Energie (a)	134	6,576
Edenred	3,838	121,124
Eiffage SA	1,401	152,296
Electricite de France SA	10,292	141,081
Elior Group SA (d)	1,319	18,997
Elis SA	994	22,767
Elis SA	1,175	26,877
Engie SA	32,476	497,009
Eramet	104	13,599
Essilor International Cie Generale d’Optique SA	3,632	512,447
Esso SA Francaise (b)	22	1,238
Etablissements Maurel et Prom (b)	503	3,664
Eurazeo SA	886	67,130
Europcar Groupe SA (d)	1,217	12,662
Eutelsat Communications SA	3,444	71,326
Faurecia SA	1,338	95,213
FFP	68	8,394
FIGEAC-AERO (a) (b)	134	2,421
Fnac Darty SA (b)	204	19,384
Gaztransport Et Technigaz SA	203	12,438
Gecina SA	3,176	531,059
Genfit (a) (b)	317	8,703
Getlink	8,705	119,347
GL Events	109	2,933
Groupe Crit	35	3,281
Groupe Guillin	87	3,250

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Guerbet (a)	78	$5,211
Haulotte Group SA	140	2,392
Hermes International	561	342,884
ICADE	1,959	183,644
ID Logistics Group (b)	34	5,501
Iliad SA	433	68,369
Imerys SA	705	56,801
Ingenico Group SA	993	89,118
Innate Pharma SA (b)	632	3,438
Interparfums SA	187	7,869
Ipsen SA	656	102,816
Ipsos	397	13,566
Jacquet Metal Service SA	109	3,462
JCDecaux SA	1,513	50,572
Kaufman & Broad SA	171	8,061
Kering SA	1,311	739,478
Klepierre	12,945	486,916
Korian SA	527	17,785
L’Oreal SA	4,443	1,096,203
Lagardere S.C.A	1,130	29,814
Legrand SA	4,690	343,515
LISI	225	8,517
LNA Sante SA	42	2,647
LVMH Moet Hennessy Louis Vuitton SE	4,904	1,630,182
Maisons du Monde SA (d)	497	18,292
Manitou BF SA	124	4,660
Mercialys SA	2,450	42,654
Mersen	144	5,722
Metropole Television SA	278	5,558
Natixis SA	17,420	123,339
Naturex (b)	60	9,440
Neopost SA	424	11,400
Nexans SA (a)	313	10,741
Nexity SA	462	29,175
Oeneo SA	187	2,218
Orange SA	35,324	590,886
Orpea	503	67,074
Pernod Ricard SA	3,771	615,484
Peugeot SA	10,346	235,923
Pierre & Vacances SA (b)	58	1,992
Plastic Omnium SA	650	27,429
Plastivaloire	143	2,540
Publicis Groupe SA	3,538	243,125
Rallye SA (a)	363	4,146
Remy Cointreau SA	367	47,512
Renault SA	3,413	289,696
Rexel SA	5,775	82,982
Rubis SCA	934	58,284
Safran SA	5,848	709,406
Sanofi	19,805	1,585,835
Sartorius Stedim Biotech	311	32,480

	Number of Shares	Value
Schneider Electric SE	9,416	$783,210
SCOR SE	2,901	107,613
SEB SA	428	74,633
Societe BIC SA	420	38,930
Societe Generale SA	13,594	572,414
Societe Television Francaise 1	446	4,699
Sodexo SA	1,620	161,846
SOITEC (b)	199	16,718
Solocal Group (a) (b)	5,926	7,563
Sopra Steria Group	166	33,819
SPIE SA	1,228	24,875
SRP Groupe SA (a) (b) (d)	197	1,666
Ste Industrielle d’Aviation Latecoere SA (b)	683	3,650
Suez	5,948	77,122
Synergie SA	71	3,499
Tarkett SA	378	10,832
Technicolor SA Registered (a) (b)	4,426	5,441
Teleperformance	1,010	178,394
Thales SA	1,862	239,732
Total SA	42,318	2,573,414
Trigano SA	96	17,049
Ubisoft Entertainment SA (b)	1,374	150,333
Unibail Rodamco Westfield (b)	46,020	499,618
Unibail Rodamco Westfield	6,456	1,421,538
Valeo SA	4,242	231,541
Vallourec SA (a) (b)	3,787	22,401
Veolia Environnement SA	9,573	204,801
Vicat SA	210	13,774
Vinci SA	8,730	838,473
Virbac SA (b)	38	5,184
Vivendi SA	17,988	440,055
Wendel SA	425	58,489
Worldline SA (b) (d)	429	24,288

		29,082,965

Germany — 2.5%
1&1 Drillisch AG	968	55,088
Aareal Bank AG	643	28,268
adidas AG	3,280	716,275
ADLER Real Estate AG (b)	1,672	28,108
ADVA Optical Networking SE (b)	602	4,302
AIXTRON SE (b)	1,234	15,899
Allianz SE Registered	7,704	1,591,942
alstria office REIT-AG	8,978	134,895
Amadeus Fire AG	52	5,609
Aumann AG (d)	79	4,889
AURELIUS Equity Opportunities SE & Co. KGaA	266	15,815
Aurubis AG	423	32,275
Axel Springer SE	814	58,868
BASF SE	16,132	1,542,142

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Basler AG	18	$3,475
Bauer AG	118	2,605
Bayer AG Registered	15,816	1,742,552
Bayerische Motoren Werke AG	5,879	533,243
BayWa AG	118	3,991
Bechtle AG	339	26,154
Beiersdorf AG	1,751	198,840
Bertrandt AG	58	5,508
bet-at-home.com AG	39	2,965
Bilfinger Berger AG	333	16,931
Borussia Dortmund GmbH & Co. KGaA	577	3,621
Brenntag AG	2,646	147,376
CANCOM SE	181	18,482
Carl Zeiss Meditec AG	459	31,278
CECONOMY AG	2,037	16,934
Cewe Stiftung & Co. KGAA	47	4,343
comdirect bank AG	403	5,816
Commerzbank AG (b)	16,891	161,841
CompuGroup Medical SE	287	14,736
Consus Real Estate AG (b)	332	2,877
Continental AG	1,930	441,132
Covestro AG (d)	3,345	298,262
CTS Eventim AG & Co. KGaA	633	31,053
Daimler AG Registered	15,986	1,028,455
Delivery Hero AG (b) (d)	1,583	84,247
Deutsche Bank AG Registered	35,206	380,746
Deutsche Beteiligungs AG	164	6,509
Deutsche Boerse AG	3,326	443,144
Deutsche EuroShop AG	2,925	103,331
Deutsche Lufthansa AG Registered	4,493	108,045
Deutsche Pfandbriefbank AG (d)	1,520	21,304
Deutsche Post AG Registered	16,983	554,500
Deutsche Telekom AG Registered	57,863	897,994
Deutsche Wohnen SE	22,852	1,103,690
Deutz AG	1,379	10,616
DIC Asset AG	2,716	30,469
Diebold Nixdorf AG	77	5,143
DMG Mori AG	199	10,842
Draegerwerk AG & Co. KGaA	40	2,386
Duerr AG	598	27,775
E.ON SE	38,170	407,777
Elmos Semiconductor AG	151	3,983
ElringKlinger AG	386	4,950
Encavis AG	763	5,566
Evonik Industries AG	2,780	95,168
Evotec AG (b)	1,433	24,641
FinTech Group AG (b)	115	3,618
Fraport AG Frankfurt Airport Services Worldwide	674	64,997
Freenet AG	1,461	38,765
Fresenius Medical Care AG & Co. KGaA	3,865	390,146

	Number of Shares	Value
Fresenius SE & Co. KGaA	7,351	$590,258
GEA Group AG	3,121	105,201
Gerresheimer AG	357	28,955
Gerry Weber International AG (b)	356	2,281
GFT Technologies SE	233	3,036
Grammer AG	100	6,959
GRENKE AG	272	31,015
Hamborner REIT AG	4,475	47,554
Hamburger Hafen und Logistik AG	261	5,664
Hannover Rueck SE	1,116	139,139
Hapag-Lloyd AG (b) (d)	388	13,807
HeidelbergCement AG	2,606	219,370
Heidelberger Druckmaschinen AG (b)	2,568	7,052
HelloFresh SE (b)	439	6,695
Henkel AG & Co. KGaA	1,807	201,046
HOCHTIEF AG	384	69,382
Hornbach Baumarkt AG	128	3,953
Hornbach Holding AG & Co. KGaA	89	6,419
HUGO BOSS AG	1,034	93,775
Hypoport AG (b)	42	7,776
Indus Holding AG	217	13,528
Infineon Technologies AG	19,916	507,525
Innogy SE (d)	2,219	95,049
Isra Vision AG	170	10,436
Jenoptik AG	590	23,094
JOST Werke AG (d)	165	6,312
K+S AG Registered	3,094	76,356
KION Group AG	1,191	85,582
Kloeckner & Co. SE	754	7,946
Koenig & Bauer AG	144	10,403
Krones AG	178	23,000
KWS Saat SE	28	9,920
LANXESS AG	1,516	118,143
LEG Immobilien AG	3,668	398,522
Leoni AG	359	18,196
Linde AG	3,290	785,102
MAN SE	604	68,350
MBB SE	28	3,002
Merck KGaA	2,245	219,188
METRO AG	3,681	45,483
MLP SE	515	3,206
MorphoSys AG (b)	318	38,916
MTU Aero Engines AG	921	176,893
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,733	579,185
Nemetschek SE	223	26,837
Nordex SE (b)	636	6,461
Norma Group SE	368	25,234
OHB SE	53	1,728
OSRAM Licht AG	1,776	72,540
PATRIZIA Immobilien AG	549	10,590
Pfeiffer Vacuum Technology AG	80	13,154

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ProSiebenSat.1 Media SE	3,948	$100,104
Puma SE	39	22,772
Puma SE	109	63,772
Rational AG	39	25,409
Rheinmetall AG	481	53,117
Rhoen-Klinikum AG	182	5,306
RIB Software AG	398	9,244
Rocket Internet SE (b) (d)	838	26,882
RWE AG	9,072	206,771
Salzgitter AG	449	19,563
SAP SE	17,225	1,989,953
Scout24 AG (d)	1,215	64,443
SGL Carbon SE (b)	693	7,446
Siemens AG Registered	13,421	1,773,574
Siemens Healthineers AG (b) (d)	2,636	108,809
Siltronic AG	242	34,601
Sixt Leasing SE	193	3,905
Sixt SE	142	15,874
SLM Solutions Group AG (b)	167	6,375
SMA Solar Technology AG	120	4,967
Software AG	569	26,503
STADA Arzneimittel AG	286	26,823
STRATEC Biomedical AG	41	3,197
Stroeer SE & Co KGaA	305	18,453
Suedzucker AG	818	13,029
Surteco SE	111	3,258
Symrise AG	2,144	187,951
TAG Immobilien AG	7,266	159,847
Takkt AG	329	6,024
Telefonica Deutschland Holding AG	14,834	58,463
thyssenkrupp AG	7,649	186,099
TLG Immobilien AG	4,958	132,211
TUI AG	7,456	163,550
Uniper Se	3,643	108,603
United Internet AG Registered	2,055	117,665
Vapiano SE (b) (d)	109	2,569
Varta AG (b)	130	3,524
VERBIO Vereinigte BioEnergie AG	167	1,045
Volkswagen AG	538	88,977
Vonovia SE	32,566	1,549,506
Vossloh AG	96	4,673
VTG AG	120	6,785
Wacker Neuson SE	324	8,210
Washtec AG	131	11,579
Wirecard AG	2,101	338,195
Wuestenrot & Wuerttembergische AG	234	4,801
XING SE	31	9,993
Zalando SE (b) (d)	1,807	100,926
zooplus AG (b)	69	12,871

		26,774,632

	Number of Shares	Value
Greece — 0.0%
Alpha Bank AE (b)	17,604	$39,341
Eurobank Ergasias SA (b)	26,267	27,418
FF Group (b) (c)	294	1,648
Hellenic Telecommunications Organization SA	3,128	38,699
JUMBO SA	1,289	21,240
National Bank of Greece SA (b)	66,634	20,444
OPAP SA	3,158	35,388
Piraeus Bank SA (b)	4,533	15,436
Titan Cement Co. SA	667	16,903

		216,517

Hong Kong — 1.2%
AIA Group Ltd.	210,800	1,824,945
The Bank of East Asia Ltd.	19,987	79,525
Beijing Enterprises Holdings Ltd.	7,000	34,040
BOC Hong Kong Holdings Ltd.	66,000	309,449
BYD Electronic International Co. Ltd.	9,500	12,803
Champion REIT	115,000	76,435
China Agri-Industries Holdings Ltd.	28,000	10,683
China Everbright International Ltd.	33,000	42,479
China Everbright Ltd.	12,000	22,000
China Jinmao Holdings Group Ltd	72,000	36,081
China Merchants Holdings International Co. Ltd.	17,899	36,122
China Minsheng Banking Corp. Ltd. Class H	81,600	58,027
China Mobile Ltd.	81,288	721,012
China Overseas Land & Investment Ltd.	50,000	163,570
China Power International Development Ltd.	58,000	13,360
China Resources Beer Holdings Company Ltd.	18,732	90,642
China Resources Cement Holdings Ltd.	32,000	32,208
China Resources Pharmaceutical Group Ltd. (d)	20,500	28,301
China Resources Power Holdings Co. Ltd.	26,000	45,581
China Taiping Insurance Holdings Co. Ltd.	21,400	66,116
China Traditional Chinese Medicine Holdings Co. Ltd.	30,000	25,898
China Travel International Investment Hong Kong Ltd.	28,000	10,893
China Unicom Ltd.	80,000	99,332
CITIC Ltd.	76,000	106,538
CITIC Telecom International Holdings Ltd.	12,000	3,151
CLP Holdings Ltd.	28,500	305,779
CNOOC Ltd.	236,345	404,930

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CSPC Pharmaceutical Group Ltd.	62,000	$186,364
Dah Sing Banking Group Ltd.	4,400	9,205
Dah Sing Financial Holdings Ltd.	1,600	9,319
Far East Horizon Ltd.	31,000	30,030
Fosun International Ltd.	33,500	62,572
Galaxy Entertainment Group Ltd.	42,000	322,372
Guangdong Investment Ltd.	40,000	63,334
Guotai Junan International Holdings Ltd.	30,000	6,478
Hang Lung Group Ltd.	13,000	36,386
Hang Lung Properties Ltd.	128,000	262,884
Hang Seng Bank Ltd.	13,600	338,459
Henderson Land Development Co. Ltd.	78,540	413,380
HK Electric Investments & HK Electric Investments Ltd. Class SS (d)	51,000	48,734
HKT Trust & HKT Ltd.	63,000	80,652
Hong Kong & China Gas Co. Ltd.	159,940	305,207
Hong Kong Exchanges & Clearing Ltd.	20,553	615,840
Hopewell Holdings Ltd.	6,500	22,274
Hysan Development Co. Ltd.	39,000	217,043
Lai Sun Development Co. Ltd.	2,128	3,542
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	7,000	2,873
Lenovo Group Ltd.	94,000	50,622
Link REIT	138,000	1,254,631
Liu Chong Hing Investment Ltd.	2,000	3,157
Melco International Development Ltd.	9,000	27,663
MMG Ltd. (b)	32,000	22,208
MTR Corp. Ltd.	25,162	138,636
New World Development Co. Ltd.	369,244	516,013
PCCW Ltd.	81,000	45,580
Power Assets Holdings Ltd.	23,500	164,276
Prosperity REIT	11,000	4,456
Regal REIT	8,000	2,344
Shanghai Industrial Holdings Ltd.	7,000	16,277
Shenzhen Investment Ltd.	42,000	15,236
Shun Tak Holdings Ltd.	14,000	5,724
Singamas Container Holdings Ltd.	18,000	2,512
Sino Land Co. Ltd.	201,766	327,246
Sino-Ocean Land Holdings Ltd.	39,500	22,894
Sinotruk Hong Kong Ltd.	9,000	14,796
SJM Holdings Ltd.	37,000	45,973
Sun Art Retail Group Ltd.	30,000	39,078
Sun Hung Kai & Co. Ltd.	3,000	1,682
Sun Hung Kai Properties Ltd.	95,000	1,425,343
Sunlight REIT	12,000	8,290
Swire Pacific Ltd. Class A	8,000	84,528
Swire Properties Ltd.	69,200	255,756
Techtronic Industries Co. Ltd.	23,000	127,713
Television Broadcasts Ltd.	3,800	12,028

	Number of Shares	Value
The Wharf Holdings Ltd.	78,000	$249,841
Wheelock & Co. Ltd.	16,000	111,214
Yuexiu Property Co. Ltd.	90,000	17,153

		12,709,718

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,026	48,496
OTP Bank Nyrt	2,947	106,659
Richter Gedeon Nyrt	1,926	35,159

		190,314

Indonesia — 0.1%
Adaro Energy Tbk PT	181,600	22,635
AKR Corporindo Tbk PT	27,500	8,234
Astra International Tbk PT	264,100	121,356
Bank Central Asia Tbk PT	130,500	195,266
Bank Danamon Indonesia Tbk PT	37,400	16,627
Bank Mandiri Persero Tbk PT	247,000	117,392
Bank Negara Indonesia Persero Tbk PT	93,600	45,819
Bank Rakyat Indonesia Persero Tbk PT	734,400	144,911
Bank Tabungan Negara Persero Tbk PT	59,200	10,109
Bumi Serpong Damai Tbk PT	121,200	13,210
Charoen Pokphand Indonesia Tbk PT	87,300	22,388
Gudang Garam Tbk PT	6,400	29,989
Hanjaya Mandala Sampoerna Tbk PT	122,300	30,475
Indah Kiat Pulp & Paper Corp. Tbk PT	36,200	46,913
Indocement Tunggal Prakarsa Tbk PT	22,700	21,574
Indofood CBP Sukses Makmur Tbk PT	29,900	18,446
Indofood Sukses Makmur Tbk PT	60,000	27,824
Jasa Marga Persero Tbk PT	23,974	6,980
Kalbe Farma Tbk PT	287,400	24,439
Matahari Department Store Tbk PT	34,900	21,391
Pakuwon Jati Tbk PT	204,100	7,539
Perusahaan Gas Negara PT	153,500	21,288
Semen Indonesia Persero Tbk PT	39,600	19,663
Surya Citra Media Tbk PT	75,000	10,762
Telekomunikasi Indonesia Persero Tbk PT	667,300	174,788
Tower Bersama Infrastructure Tbk PT	31,400	10,925
Unilever Indonesia Tbk PT	20,276	65,170
United Tractors Tbk PT	22,500	49,502
Waskita Karya Persero Tbk PT	79,000	10,583

		1,316,198

Ireland — 1.2%
Accenture PLC Class A	18,879	3,088,416
Adient PLC	1,982	97,494
AIB Group PLC	14,471	78,455

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alkermes PLC (b)	3,245	$133,564
Allegion PLC	2,011	155,571
Allergan PLC	9,946	1,658,197
Bank of Ireland Group PLC	18,063	140,793
C&C Group PLC	3,486	13,229
Cairn Homes PLC (b)	8,375	17,195
CRH PLC	14,905	526,765
Dalata Hotel Group PLC (b)	2,204	17,949
DCC PLC	1,522	138,453
Eaton Corp. PLC	12,828	958,765
Endo International PLC (b)	3,794	35,777
Glanbia PLC	2,369	43,890
Glenveagh Properties PLC (b) (d)	4,331	5,826
Grafton Group PLC	2,581	27,091
Green REIT PLC	38,642	66,779
Greencore Group PLC	7,725	18,908
Hibernia REIT PLC	41,075	71,952
Horizon Pharma PLC (b)	2,804	46,434
Ingersoll-Rand PLC	5,247	470,813
Irish Continental Group PLC	1,881	11,126
Irish Residential Properties REIT PLC	21,192	34,158
James Hardie Industries PLC	7,988	134,456
Jazz Pharmaceuticals PLC (b)	1,245	214,513
Johnson Controls International PLC	27,113	906,930
Kerry Group PLC Class A	2,771	289,413
Kingspan Group PLC	1,679	83,951
Mallinckrodt PLC (b)	1,395	26,031
Medtronic PLC	28,060	2,402,217
nVent Electric PLC (b)	3,408	85,541
Origin Enterprises PLC	1,356	9,845
Paddy Power Betfair PLC	1,557	174,610
Pentair PLC	3,412	143,577
Permanent TSB Group Holdings PLC (b)	1,916	4,474
Perrigo Co. PLC	2,737	199,555
Prothena Corp. PLC (b)	651	9,491
Smurfit Kappa Group PLC	3,991	160,588
UDG Healthcare PLC	2,810	30,603
Weatherford International PLC (a) (b)	21,092	69,393
Willis Towers Watson PLC	2,790	422,964

		13,225,752

Israel — 0.2%
Africa Israel Properties Ltd. (b)	133	3,021
Airport City Ltd. (b)	970	10,771
Alony Hetz Properties & Investments Ltd.	1,180	10,863
Amot Investments Ltd.	1,090	5,472
Azrieli Group Ltd.	2,626	130,525
B Communications Ltd. (b)	174	1,596
Bank Hapoalim B.M.	19,624	133,141
Bank Leumi Le-Israel BM	24,135	142,946

	Number of Shares	Value
Bayside Land Corp.	11	$4,735
Bezeq The Israeli Telecommunication Corp. Ltd.	31,421	35,396
Big Shopping Centers Ltd.	58	3,928
Blue Square Real Estate Ltd.	91	3,133
Caesarstone Ltd. (a)	620	9,362
Cellcom Israel Ltd. (b)	774	4,418
Check Point Software Technologies Ltd. (b)	2,251	219,878
Clal Insurance Enterprises Holdings Ltd. (b)	236	3,295
CyberArk Software Ltd. (b)	403	25,373
Delek Automotive Systems Ltd.	588	3,228
Delek Group Ltd.	43	5,861
Delta-Galil Industries Ltd.	131	3,804
Elbit Systems Ltd.	383	45,108
Elco Ltd.	145	2,725
Electra Ltd.	15	3,733
First International Bank Of Israel Ltd.	678	14,188
Formula Systems 1985 Ltd.	57	2,070
Frutarom Industries Ltd.	597	58,713
Gazit-Globe Ltd.	1,083	10,006
Harel Insurance Investments & Financial Services Ltd.	1,103	8,277
IDI Insurance Co. Ltd.	93	5,578
Industrial Buildings Corp. Ltd. (b)	2,231	2,842
Israel Chemicals Ltd.	13,668	62,661
The Israel Corp. Ltd.	48	10,262
Israel Discount Bank Ltd.	13,279	38,838
Ituran Location and Control Ltd.	197	5,979
Jerusalem Economy Ltd. (b)	2,595	6,241
Jerusalem Oil Exploration (b)	81	4,118
Kornit Digital Ltd. (a) (b)	367	6,533
Matrix IT Ltd.	359	3,828
Mazor Robotics Ltd. (b)	488	13,536
Melisron Ltd.	181	7,512
Menora Mivtachim Holdings Ltd.	344	3,702
Migdal Insurance & Financial Holding Ltd. (b)	3,518	3,046
Mizrahi Tefahot Bank Ltd.	2,133	39,255
Naphtha Israel Petroleum Corp. Ltd.	233	1,366
Nice Ltd. (b)	1,052	109,184
Nova Measuring Instruments Ltd. (b)	324	8,909
Oil Refineries Ltd.	16,463	6,937
Orbotech Ltd. (b)	522	32,260
Partner Communications Co. Ltd. (b)	1,478	5,540
Paz Oil Co. Ltd.	112	14,723
The Phoenix Holdings Ltd.	1,339	7,011
Plus500 Ltd.	917	19,538
RADWARE Ltd. (b)	451	11,401
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	4,568
REIT 1 Ltd.	1,750	6,954

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shapir Engineering and Industry Ltd.	985	$2,875
Shikun & Binui Ltd.	1,765	3,123
Shufersal Ltd.	1,309	8,032
SodaStream International Ltd. (b)	236	20,131
Stratasys Ltd. (a) (b)	832	15,924
Strauss Group Ltd.	477	9,603
Summit Real Estate Holdings Ltd.	422	3,585
Teva Pharmaceutical Industries Ltd. Sponsored ADR	17,123	416,431
Tower Semiconductor Ltd. (b)	1,075	23,961
UroGen Pharma Ltd. (b)	100	4,976
Wix.com Ltd. (b)	452	45,336

		1,901,865

Italy — 0.5%
A2A SpA	18,270	31,673
ACEA SpA	578	8,584
Amplifon SpA	887	18,360
Anima Holding SpA (d)	3,278	17,547
Aquafil SpA	199	2,870
Arnoldo Mondadori Editore SpA (b)	1,682	2,559
Ascopiave SpA	1,047	3,656
Assicurazioni Generali SpA	20,423	341,972
ASTM SpA	388	8,966
Atlantia SpA	8,645	255,253
Autogrill SpA	1,392	17,258
Azimut Holding SpA (a)	1,397	21,572
Banca Carige SpA (b)	355,939	3,401
Banca Farmafactoring SpA (d)	788	4,613
Banca Generali SpA	650	16,147
Banca IFIS SpA	230	6,916
Banca Mediolanum SpA	3,013	20,376
Banca Monte Die Paschi Di Sien SpA (a) (b)	3,057	8,788
Banca Popolare di Sondrio SCARL	5,045	20,266
Banco BPM SpA (b)	16,458	48,055
Beni Stabili SpA SIIQ	61,486	53,843
Biesse SpA	154	6,010
BPER Banca (a)	4,548	24,913
Brembo SpA	1,616	21,848
Brunello Cucinelli SpA	380	16,956
Buzzi Unicem SpA	861	21,081
Cairo Communication SpA (a)	1,051	4,194
Cementir Holding SpA	391	3,090
Cerved Group SpA	2,262	24,242
CIR-Compagnie Industriali Riunite SpA	3,182	3,893
Credito Emiliano SpA	881	6,520
Credito Valtellinese SpA (b)	79,684	8,958
Danieli & C Officine Meccaniche SpA	182	4,513
Datalogic SpA	211	7,785
Davide Campari-Milano SpA	10,625	87,320
De’ Longhi SpA	767	21,706

	Number of Shares	Value
DeA Capital SpA	688	$1,028
DiaSorin SpA	247	28,155
doBank SpA (d)	498	6,547
Ei Towers SpA	190	10,495
El.En. SpA	140	4,563
Enav SpA (d)	3,143	15,727
Enel SpA	143,998	797,768
Eni SpA	44,703	830,004
ERG SpA	635	13,837
Falck Renewables SpA	1,798	4,332
Fila SpA	150	3,067
Fincantieri SpA (b)	5,756	7,839
FinecoBank Banca Fineco SpA	4,307	48,490
Geox SpA (a)	1,149	3,238
Gima TT SpA (d)	384	6,310
Hera SpA	8,542	26,616
IMA Industria Macchine Automatiche SpA	212	18,411
Immobiliare Grande Distribuzione SIIQ SpA	2,987	23,936
Infrastrutture Wireless Italiane SpA (d)	2,589	19,917
Interpump Group SpA	824	25,608
Intesa Sanpaolo SpA	236,580	684,785
Iren SpA	7,049	17,984
Italgas SpA	5,626	30,989
Italmobiliare SpA	135	3,311
Juventus Football Club SpA (a) (b)	3,502	2,701
La Doria SpA	68	840
Leonardo SpA	7,469	73,748
Luxottica Group SpA	2,893	186,537
Maire Tecnimont SpA	1,702	7,627
MARR SpA	355	9,345
Mediaset SpA (a) (b)	3,897	12,455
Mediobanca Banca di Credito Finanziario SpA	10,482	97,136
Moncler SpA	3,130	142,378
OVS SpA (d)	2,398	7,814
Piaggio & C SpA	1,512	3,793
Pirelli & C SpA (b) (d)	6,690	55,797
Poste Italiane SpA (d)	8,258	68,947
Prima Industrie SpA	74	3,172
Prysmian SpA	3,368	83,685
RAI Way SpA (d)	940	4,402
Recordati SpA	2,059	81,701
Reply SpA	203	13,771
Safilo Group SpA (a) (b)	451	2,364
Saipem SpA (b)	7,023	32,311
Salini Impregilo SpA (a)	1,795	4,675
Salvatore Ferragamo SpA (a)	535	13,042
Saras SpA	5,535	13,408
Sesa SpA	85	2,789
Snam SpA	39,492	164,518

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Societa Cattolica di Assicurazioni SCRL	1,709	$14,227
Societa Iniziative Autostradali e Servizi SpA	865	13,005
Sogefi SpA (b)	753	2,268
Tamburi Investment Partners SpA	1,164	8,012
Technogym SpA (d)	919	10,866
Telecom Italia SpA (b)	197,591	146,632
Terna Rete Elettrica Nazionale SpA	24,765	133,633
Tod’s SpA (a)	105	6,534
UniCredit SpA	35,270	586,594
Unione di Banche Italiane SpA	11,209	42,933
Unipol Gruppo SpA	4,298	16,555
Vittoria Assicurazioni SpA	218	3,549
Zignago Vetro SpA	390	3,633

		5,886,058

Japan — 7.0%
The 77 Bank Ltd.	600	13,076
ABC-Mart, Inc.	600	32,802
Achilles Corp.	100	1,965
Acom Co. Ltd.	7,500	28,809
Activia Properties, Inc.	36	165,066
Adastria Co. Ltd. (a)	300	3,798
ADEKA Corp.	900	14,395
Advan Co. Ltd.	200	1,744
Advance Residence Investment Corp.	72	184,453
Advantest Corp.	2,000	41,559
Aeon Co. Ltd.	11,200	239,482
Aeon Delight Co. Ltd.	200	6,802
Aeon Fantasy Co. Ltd.	100	5,838
AEON Financial Service Co, Ltd.	1,700	36,091
Aeon Mall Co. Ltd.	7,100	127,397
AEON REIT Investment Corp.	84	96,861
Ai Holdings Corp.	400	8,654
Aica Kogyo Co. Ltd.	600	21,042
The Aichi Bank Ltd.	100	4,336
Aichi Corp.	500	2,928
Aichi Steel Corp.	100	3,848
Aida Engineering Ltd.	400	3,883
Aiful Corp. (b)	3,600	11,231
Ain Holdings, Inc.	300	22,132
Air Water, Inc.	3,000	55,003
Aisan Industry Co. Ltd.	300	2,527
Aisin Seiki Co. Ltd.	3,000	136,575
Ajinomoto Co., Inc.	8,100	152,958
Akatsuki, Inc.	100	3,771
Akebono Brake Industry Co. Ltd. (a) (b)	1,400	3,385
The Akita Bank Ltd.	200	5,567
Alfresa Holdings Corp.	3,000	70,446
Alpen Co. Ltd.	200	4,302

	Number of Shares	Value
Alpine Electronics, Inc.	500	$10,305
Alps Electric Co. Ltd.	3,000	76,949
Altech Corp.	100	2,182
Amada Holdings Co. Ltd.	6,500	62,368
Amano Corp.	600	14,170
Amuse, Inc.	100	2,687
ANA Holdings, Inc.	2,300	84,373
Anest Iwata Corp.	400	4,310
Anicom Holdings, Inc.	200	7,523
Anritsu Corp.	1,500	20,549
AOKI Holdings, Inc.	400	5,827
The Aomori Bank Ltd.	200	6,036
Aoyama Trading Co. Ltd.	500	16,694
Aozora Bank Ltd.	1,900	72,252
Arata Corp.	100	6,040
Arcland Sakamoto Co. Ltd.	400	6,006
Arcland Service Holdings Co. Ltd.	200	4,242
Arcs Co. Ltd.	500	13,625
Ariake Japan Co. Ltd.	200	17,203
Aruhi Corp.	200	4,182
As One Corp.	200	13,875
Asahi Co. Ltd.	200	2,818
Asahi Diamond Industrial Co. Ltd.	500	3,526
Asahi Glass Co. Ltd.	3,200	124,449
Asahi Group Holdings Ltd.	6,400	327,480
Asahi Holdings, Inc.	400	7,451
Asahi Intecc Co. Ltd.	1,000	37,752
Asahi Kasei Corp.	22,000	279,239
Asics Corp. (a)	3,400	57,400
ASKA Pharmaceutical Co. Ltd.	300	3,900
ASKUL Corp. (a)	200	6,477
Astellas Pharma, Inc.	34,500	525,594
Ateam, Inc.	100	2,131
Atom Corp.	1,100	10,683
Autobacs Seven Co. Ltd.	800	14,175
Avex, Inc.	300	4,163
The Awa Bank Ltd.	2,000	12,300
Axial Retailing, Inc.	200	7,601
Azbil Corp.	600	26,138
Bandai Namco Holdings, Inc.	3,600	148,338
Bando Chemical Industries Ltd.	500	5,513
The Bank of Iwate Ltd.	200	7,698
The Bank of Kyoto Ltd.	800	36,988
The Bank of Nagoya Ltd.	100	3,473
The Bank of Okinawa Ltd.	200	7,317
The Bank of Saga Ltd.	200	4,483
Bank of the Ryukyus Ltd.	500	7,371
BayCurrent Consulting, Inc.	100	3,336
Belc Co. Ltd.	100	5,287
Bell System24 Holdings, Inc.	300	5,230
Belluna Co. Ltd.	400	5,039
Benefit One, Inc.	400	11,291

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Benesse Holdings, Inc.	1,500	$53,179
Bic Camera, Inc.	1,200	18,500
BML, Inc.	300	7,727
Bridgestone Corp.	10,600	414,158
Broadleaf Co. Ltd.	700	4,228
Bronco Billy Co. Ltd.	100	4,153
Brother Industries Ltd.	3,800	74,933
Bunka Shutter Co. Ltd.	500	4,239
Calbee, Inc.	1,600	60,155
Canon Electronics, Inc.	200	4,020
Canon Marketing Japan, Inc.	600	12,489
Canon, Inc. (a)	17,600	576,455
Capcom Co. Ltd.	900	22,175
Casio Computer Co. Ltd.	3,100	50,375
Cawachi Ltd.	200	4,092
Central Glass Co. Ltd.	400	8,381
Central Japan Railway Co.	2,500	518,340
Central Security Patrols Co. Ltd.	100	4,663
Century Tokyo Leasing Corp.	800	45,310
The Chiba Bank Ltd.	9,400	66,231
The Chiba Kogyo Bank Ltd.	600	2,614
Chiyoda Co. Ltd.	200	4,615
Chiyoda Corp. (a)	2,000	17,323
Chiyoda Integre Co. Ltd.	200	4,383
Chofu Seisakusho Co. Ltd.	200	4,332
Chori Co. Ltd.	100	1,767
Chubu Electric Power Co., Inc.	10,600	158,877
Chubu Shiryo Co. Ltd.	100	1,751
Chudenko Corp.	300	7,495
Chugai Pharmaceutical Co. Ltd.	3,900	204,275
The Chugoku Bank Ltd.	1,600	16,174
The Chugoku Electric Power Co., Inc.	5,500	71,081
Chugoku Marine Paints Ltd.	700	6,972
The Chukyo Bank Ltd.	100	2,103
Ci:z Holdings Co. Ltd.	300	14,265
Citizen Holdings Co. Ltd.	3,300	21,647
CKD Corp.	600	9,843
Clarion Co. Ltd.	1,000	2,687
Cleanup Corp.	300	2,355
CMIC Holdings Co. Ltd.	100	2,070
CMK Corp.	300	1,908
Coca-Cola Bottlers Japan Holdings, Inc.	2,600	103,815
cocokara fine, Inc.	200	12,274
COLOPL, Inc. (a)	700	4,737
Colowide Co. Ltd.	600	16,044
Comforia Residential REIT, Inc. (a)	31	73,064
Computer Engineering & Consulting Ltd.	100	3,684
COMSYS Holdings Corp.	1,200	31,796
Comture Corp.	100	2,467
Concordia Financial Group Ltd.	19,700	100,135
CONEXIO Corp.	200	3,476
COOKPAD, Inc. (a)	500	2,305

	Number of Shares	Value
Corona Corp.	100	$1,095
Cosel Co. Ltd.	200	2,529
Cosmo Energy Holdings Co. Ltd.	600	21,030
Cosmos Pharmaceutical Corp.	100	20,275
Create Restaurants Holdings, Inc.	600	8,777
Create SD Holdings Co. Ltd.	300	8,620
Credit Saison Co. Ltd.	3,100	48,729
CyberAgent, Inc.	1,800	108,042
CYBERDYNE, Inc. (a) (b)	1,700	19,862
D.A. Consortium Holdings, Inc.	300	8,354
Dai Nippon Printing Co. Ltd.	4,700	105,058
Dai-Dan Co. Ltd.	200	4,142
Dai-ichi Life Holdings, Inc.	19,200	341,516
Daibiru Corp.	500	5,081
Daicel Corp.	4,400	48,627
Daido Metal Co. Ltd.	400	4,073
Daido Steel Co. Ltd.	300	13,850
Daifuku Co. Ltd.	1,800	78,687
Daihen Corp.	1,000	6,012
Daiho Corp.	1,000	5,951
Daiichi Jitsugyo Co. Ltd.	100	2,932
Daiichi Sankyo Co. Ltd.	10,000	382,532
Daiichikosho Co. Ltd.	500	24,138
Daiken Corp.	100	2,306
Daikin Industries Ltd.	4,300	514,289
Daikyo, Inc.	400	8,752
Daikyonishikawa Corp.	500	7,320
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	3,110
Daio Paper Corp.	800	11,131
Daiseki Co. Ltd.	400	11,740
The Daishi Bank Ltd.	300	11,919
Daisyo Corp. (a)	200	3,220
Daito Trust Construction Co. Ltd.	1,300	211,268
Daiwa House Industry Co. Ltd.	9,700	330,271
Daiwa House REIT Investment Corp.	110	261,015
Daiwa Industries Ltd.	300	3,479
Daiwa Office Investment Corp.	16	91,971
Daiwa Securities Group, Inc.	28,000	162,459
Daiwabo Holdings Co. Ltd.	200	10,642
DCM Holdings Co. Ltd.	1,000	9,343
DeNA Co. Ltd.	1,500	28,109
Denka Co. Ltd.	900	29,959
Denki Kogyo Co. Ltd.	100	3,215
Denso Corp.	7,600	369,713
Dentsu, Inc.	3,600	170,416
Denyo Co. Ltd.	200	3,099
Descente Ltd.	400	7,080
Dexerials Corp.	600	5,981
DIC Corp.	800	24,959
Digital Arts, Inc.	100	5,408
Digital Garage, Inc.	400	15,511
Dip Corp.	400	10,272

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Disco Corp.	500	$85,137
DMG Mori Co. Ltd. (a)	1,200	16,551
Don Quijote Holdings Co. Ltd.	2,200	105,554
Doshisha Co. Ltd.	300	6,785
Doutor Nichires Holdings Co. Ltd.	400	7,942
Dowa Holdings Co. Ltd.	500	15,394
DTS Corp.	200	7,423
Duskin Co. Ltd.	500	12,464
DyDo Group Holdings, Inc.	100	5,939
Eagle Industry Co. Ltd.	300	4,809
Earth Corp.	200	10,179
East Japan Railway Co.	5,400	517,174
Ebara Corp.	1,100	34,132
EDION Corp.	800	8,041
The Ehime Bank Ltd.	300	3,483
The Eighteenth Bank Ltd.	2,000	5,214
Eiken Chemical Co. Ltd.	400	8,502
Eisai Co. Ltd.	4,300	302,309
Eizo Corp.	200	8,683
Elecom Co. Ltd.	200	4,669
Electric Power Development Co. Ltd.	2,900	74,834
Elematec Corp.	100	2,368
en-japan, Inc.	300	15,112
Enplas Corp.	100	2,784
EPS Holdings, Inc.	400	8,584
eRex Co. Ltd.	300	3,149
ES-Con Japan Ltd.	400	2,344
ESPEC Corp.	200	3,921
euglena Co. Ltd. (b)	800	5,993
Exedy Corp.	300	9,279
Ezaki Glico Co. Ltd.	500	24,010
F@N Communications, Inc.	300	2,024
FamilyMart UNY Holdings Co. Ltd.	1,300	136,712
Fancl Corp.	400	20,018
FANUC Corp.	3,400	674,108
Fast Retailing Co., Ltd.	1,000	458,636
FCC Co. Ltd.	400	11,273
FDK Corp. (b)	1,000	1,726
Feed One Co. Ltd.	1,600	3,323
Ferrotec Holdings Corp.	400	6,161
Fields Corp. (a)	200	1,888
Financial Products Group Co. Ltd.	700	9,018
Foster Electric Co. Ltd.	300	4,300
FP Corp.	200	11,039
France Bed Holdings Co. Ltd.	200	1,754
Frontier Real Estate Investment Corp.	26	104,496
Fudo Tetra Corp.	2,400	4,483
Fuji Co. Ltd.	200	4,180
Fuji Corp.	600	10,740
Fuji Electric Co. Ltd.	10,000	76,028
Fuji Kyuko Co. Ltd.	300	8,959
Fuji Oil Holdings, Inc.	500	17,951
Fuji Pharma Co. Ltd.	200	3,433

	Number of Shares	Value
Fuji Seal International, Inc.	500	$17,684
Fuji Soft, Inc.	300	12,648
Fujibo Holdings, Inc.	100	3,249
Fujicco Co. Ltd.	200	5,114
FUJIFILM Holdings Corp.	6,700	261,374
Fujikura Ltd.	2,500	15,882
Fujimi, Inc.	200	4,424
Fujimori Kogyo Co. Ltd.	200	6,585
Fujita Kanko, Inc.	100	2,960
Fujitec Co. Ltd.	700	8,616
Fujitsu General Ltd.	700	10,934
Fujitsu Ltd.	35,000	211,992
Fujiya Co. Ltd.	100	2,287
Fukuda Denshi Co. Ltd.	100	6,564
Fukui Computer Holdings, Inc.	100	1,649
Fukuoka Financial Group, Inc.	13,000	65,275
Fukuoka REIT Corp.	41	65,007
Fukushima Industries Corp.	100	4,582
Fukuyama Transporting Co. Ltd.	300	15,316
FULLCAST Holdings Co. Ltd.	200	5,098
Funai Soken Holdings, Inc.	450	10,016
Furukawa Co. Ltd.	200	2,962
Furukawa Electric Co. Ltd.	800	27,905
Fuso Chemical Co. Ltd. (a)	200	5,155
Futaba Corp.	400	7,009
Futaba Industrial Co. Ltd.	500	3,137
Future Corp.	300	3,681
Fuyo General Lease Co. Ltd.	200	13,708
G-Tekt Corp.	200	3,383
Gecoss Corp.	100	962
Genky DrugStores Co. Ltd.	100	4,079
Geo Holdings Corp.	400	5,358
Giken Ltd.	200	4,645
Global One Real Estate Investment Corp. (a)	8	8,058
Glory Ltd.	500	13,978
GLP J-Reit	174	184,757
GMO internet, Inc. (a)	800	19,025
GMO Payment Gateway, Inc. (a)	200	23,045
GNI Group Ltd. (b)	200	8,799
Godo Steel Ltd.	100	1,893
Goldcrest Co. Ltd.	200	3,248
Goldwin, Inc.	100	8,645
Gree, Inc. (a) (b)	1,500	8,025
GS Yuasa Corp.	3,000	13,659
GungHo Online Entertainment, Inc. (a)	4,300	10,935
The Gunma Bank Ltd.	3,500	18,365
Gunosy, Inc. (b)	100	1,285
Gunze Ltd.	200	12,801
Gurunavi, Inc.	400	3,275
H2O Retailing Corp.	1,000	15,952
The Hachijuni Bank Ltd.	3,700	15,813
Hakuhodo DY Holdings, Inc.	3,700	59,323

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halows Co. Ltd.	100	$2,455
Hamakyorex Co. Ltd.	200	5,845
Hamamatsu Photonics KK	2,300	98,619
Hankyu Hanshin Holdings, Inc.	4,100	164,782
Hankyu Reit, Inc.	6	7,438
Hanwa Co. Ltd.	400	15,233
Harmonic Drive Systems, Inc. (a)	400	16,862
Haseko Corp.	3,100	42,779
Hazama Ando Corp.	1,800	16,337
HEALIOS KK (b)	100	1,456
Hearts United Group Co. Ltd.	200	2,832
Heiwa Corp.	600	14,477
Heiwa Real Estate Co. Ltd.	300	5,342
Heiwa Real Estate REIT, Inc.	11	10,972
Heiwado Co. Ltd.	400	9,963
Hibiya Engineering Ltd.	200	3,983
Hiday Hidaka Corp.	288	6,445
Hikari Tsushin, Inc.	400	70,239
Hino Motors Ltd.	5,000	53,237
Hinokiya Group Co. Ltd.	100	2,744
Hioki EE Corp.	100	4,193
Hirata Corp.	100	7,155
Hirose Electric Co. Ltd.	630	78,011
The Hiroshima Bank Ltd.	2,500	16,642
HIS Co. Ltd.	400	12,053
Hisaka Works Ltd.	300	2,838
Hisamitsu Pharmaceutical Co., Inc.	1,000	84,295
Hitachi Capital Corp.	600	15,497
Hitachi Chemical Co. Ltd.	2,100	42,305
Hitachi Construction Machinery Co. Ltd.	2,100	68,091
Hitachi High-Technologies Corp.	1,400	57,041
Hitachi Ltd.	85,000	598,745
Hitachi Metals Ltd.	4,200	43,558
Hitachi Transport System Ltd.	500	12,800
Hitachi Zosen Corp.	1,800	8,476
Hochiki Corp.	200	3,997
Hodogaya Chemical Co. Ltd.	100	3,003
Hogy Medical Co.	300	13,428
Hokkaido Electric Power Co., Inc.	2,000	13,613
The Hokkoku Bank Ltd.	200	7,867
The Hokuetsu Bank Ltd.	200	3,982
Hokuetsu Kishu Paper Co. Ltd.	1,500	7,712
Hokuhoku Financial Group, Inc.	1,300	17,292
Hokuriku Electric Power Co. (b)	1,700	17,077
Hokuto Corp.	200	3,565
Honda Motor Co. Ltd.	28,500	835,690
Horiba Ltd.	400	27,947
Hoshino Resorts REIT, Inc. (a)	2	10,384
Hoshizaki Corp.	900	90,973
Hosiden Corp.	600	5,032
Hosokawa Micron Corp.	100	6,188
House Foods Group, Inc.	700	24,738
Hoya Corp.	6,800	386,196

	Number of Shares	Value
Hulic Co. Ltd.	22,500	$239,550
Hulic Reit, Inc.	57	88,319
The Hyakugo Bank Ltd.	2,000	7,845
The Hyakujushi Bank Ltd.	2,000	6,568
Ibiden Co. Ltd.	1,300	20,802
IBJ Leasing Co. Ltd.	300	7,932
Ichibanya Co. Ltd.	100	4,368
Ichigo Office REIT Investment	13	10,410
Ichigo, Inc. (a)	2,600	12,193
Ichikoh Industries Ltd.	400	4,762
Ichiyoshi Securities Co. Ltd.	400	4,329
Icom, Inc.	100	2,441
Idec Corp. (a)	300	6,994
Idemitsu Kosan Co. Ltd.	2,100	74,753
IDOM, Inc.	900	4,975
IHI Corp.	2,500	86,980
Iida Group Holdings Co. Ltd.	2,300	44,320
Iino Kaiun Kaisha Ltd.	900	4,080
Inaba Denki Sangyo Co. Ltd.	300	12,259
Inabata & Co. Ltd.	400	5,549
Industrial & Infrastructure Fund Investment Corp.	89	99,158
Ines Corp.	400	3,821
Infocom Corp.	100	2,743
Infomart Corp. (a)	900	11,939
Information Services International-Dentsu Ltd.	100	3,009
Inpex Corp.	18,100	187,066
Internet Initiative Japan, Inc.	300	6,027
Invesco Office J-Reit, Inc.	98	13,567
Invincible Investment Corp.	230	103,610
Iriso Electronics Co. Ltd.	200	12,061
Iseki & Co. Ltd.	200	3,566
Isetan Mitsukoshi Holdings Ltd.	5,500	68,640
Ishihara Sangyo Kaisha Ltd. (b)	300	2,823
Istyle, Inc.	400	4,388
Isuzu Motors Ltd.	9,000	119,372
Ito En Ltd.	600	27,720
ITOCHU Corp.	24,800	448,865
Itochu Enex Co. Ltd.	700	6,826
Itochu Techno-Solutions Corp.	1,000	17,255
Itochu-Shokuhin Co. Ltd.	100	5,507
Itoham Yonekyu Holdings, Inc.	1,700	14,622
Itoki Corp.	600	3,494
Itokuro, Inc. (b)	100	6,362
Iwatani Corp.	400	13,931
The Iyo Bank Ltd.	2,300	15,181
Izumi Co. Ltd.	400	24,720
J Front Retailing Co. Ltd.	3,600	54,654
J Trust Co. Ltd. (a)	600	4,953
J-Oil Mills, Inc.	100	3,593
JAC Recruitment Co. Ltd.	100	2,154
Jaccs Co. Ltd.	300	6,485

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jafco Co. Ltd.	300	$12,182
Jamco Corp.	100	2,275
Japan Airlines Co. Ltd.	1,900	67,331
Japan Airport Terminal Co. Ltd.	900	42,111
Japan Asset Marketing Co. Ltd. (a) (b)	2,700	3,068
Japan Aviation Electronics Industry Ltd.	1,000	15,724
Japan Cash Machine Co. Ltd.	200	2,237
Japan Display, Inc. (a) (b)	6,700	8,701
Japan Excellent, Inc.	69	88,911
Japan Exchange Group, Inc.	9,100	168,994
Japan Hotel REIT Investment Corp.	231	173,094
Japan Investment Adviser Co. Ltd.	100	4,888
Japan Lifeline Co. Ltd.	600	14,711
Japan Logistics Fund, Inc.	51	103,931
Japan Material Co. Ltd.	600	9,263
Japan Petroleum Exploration Co.	400	10,426
Japan Post Bank Co. Ltd.	6,400	74,401
Japan Post Holdings Co. Ltd.	26,800	293,410
Japan Prime Realty Investment Corp.	52	188,969
Japan Pulp & Paper Co. Ltd.	100	4,548
Japan Real Estate Investment Corp.	85	449,729
Japan Rental Housing Investments, Inc.	87	70,006
Japan Retail Fund Investment Corp.	164	295,851
Japan Securities Finance Co. Ltd.	900	4,927
The Japan Steel Works Ltd.	700	17,589
Japan Tissue Engineering Co. Ltd. (b)	100	1,098
Japan Tobacco, Inc.	19,500	544,724
The Japan Wool Textile Co. Ltd.	500	4,643
JCR Pharmaceuticals Co. Ltd.	100	6,067
JCU Corp.	200	4,646
Jeol Ltd.	1,000	10,287
JFE Holdings, Inc.	8,900	167,885
JGC Corp.	3,300	66,408
Jimoto Holdings, Inc.	2,600	3,942
JINS, Inc. (a)	200	11,425
Joshin Denki Co. Ltd.	200	6,242
Joyful Honda Co. Ltd.	600	9,165
JSP Corp.	100	3,017
JSR Corp.	3,700	62,805
JTEKT Corp.	3,100	42,099
The Juroku Bank Ltd.	300	7,917
Justsystems Corp.	300	6,153
JVC Kenwood Corp.	1,300	3,681
JXTG Holdings, Inc.	57,250	397,525
K&O Energy Group, Inc.	200	3,374
K’s Holdings Corp.	1,600	16,616
kabu.com Securities Co. Ltd.	2,000	6,476
Kadokawa Dwango (b)	600	6,631
Kaga Electronics Co. Ltd.	200	4,730
Kagome Co. Ltd.	800	26,563
Kajima Corp.	15,000	116,041
Kakaku.com, Inc.	2,700	60,850
Kaken Pharmaceutical Co., Ltd.	400	20,535

	Number of Shares	Value
Kameda Seika Co. Ltd.	100	$5,343
Kamei Corp.	200	2,754
Kamigumi Co. Ltd.	1,600	33,169
Kanamoto Co. Ltd.	300	9,478
Kandenko Co. Ltd.	1,000	10,969
Kaneka Corp.	5,000	44,766
Kanematsu Corp.	900	12,988
Kanematsu Electronics Ltd.	100	3,656
The Kansai Electric Power Co., Inc.	11,700	170,392
Kansai Mirai Financial Group, Inc. (b)	714	5,406
Kansai Paint Co. Ltd.	2,700	55,986
Kanto Denka Kogyo Co. Ltd.	500	4,158
Kao Corp.	8,500	647,846
Kappa Create Co. Ltd.	400	5,210
Kasai Kogyo Co. Ltd.	300	3,707
Katakura Industries Co. Ltd.	200	2,347
Katitas Co. Ltd.	200	7,105
Kato Sangyo Co. Ltd.	300	10,257
Kawasaki Heavy Industries Ltd.	2,400	70,393
Kawasaki Kisen Kaisha Ltd. (b)	900	16,599
KDDI Corp.	31,900	872,164
Keihan Holdings Co., Ltd.	1,400	50,218
Keihin Corp.	500	10,132
Keikyu Corp.	4,000	65,550
Keio Corp.	1,900	91,867
Keisei Electric Railway Co. Ltd.	2,200	75,483
The Keiyo Bank Ltd.	2,000	8,567
Keiyo Co. Ltd. (a)	400	1,985
Kenedix Office Investment Corp.	21	130,576
Kenedix Residential Investment Corp.	8	11,947
Kenedix Retail REIT Corp.	29	64,047
Kenedix, Inc.	2,600	15,803
Kenko Mayonnaise Co. Ltd.	100	3,670
Kewpie Corp.	1,200	30,209
Key Coffee, Inc.	200	3,978
Keyence Corp.	1,700	958,777
KH Neochem Co. Ltd.	300	9,081
Kikkoman Corp.	2,400	120,925
Kinden Corp.	1,500	24,487
Kintetsu Department Store Co. Ltd. (b)	100	3,619
Kintetsu Group Holdings Co. Ltd.	3,100	126,471
Kintetsu World Express, Inc.	400	8,247
Kirin Holdings Co. Ltd.	14,200	379,577
Kisoji Co. Ltd.	300	7,608
Kissei Pharmaceutical Co. Ltd.	300	8,129
Kitanotatsujin Corp.	700	5,012
Kitz Corp.	900	7,373
The Kiyo Bank Ltd.	700	11,534
KLab, Inc. (a)	400	5,310
KNT-CT Holdings Co. Ltd. (b)	200	2,801
Koa Corp.	300	7,494
Koatsu Gas Kogyo Co. Ltd.	300	2,627
Kobayashi Pharmaceutical Co. Ltd.	900	77,687

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kobe Bussan Co. Ltd.	200	$9,852
Kobe Steel Ltd.	4,500	41,137
Koei Tecmo Holdings Co. Ltd.	500	9,820
Kohnan Shoji Co. Ltd.	300	6,980
Koito Manufacturing Co. Ltd.	1,700	112,152
Kokuyo Co. Ltd.	1,000	17,747
Komatsu Ltd.	16,200	461,097
KOMEDA Holdings Co. Ltd.	500	9,834
Komeri Co. Ltd.	300	7,614
Komori Corp.	500	5,815
Konami Holdings Corp.	1,800	91,498
Konica Minolta, Inc.	7,600	70,372
Konishi Co. Ltd.	400	6,479
Konoike Transport Co. Ltd.	200	3,016
Kose Corp.	500	107,541
Koshidaka Holdings Co. Ltd.	400	5,879
Kotobuki Spirits Co. Ltd.	200	10,450
Kubota Corp.	17,200	270,097
Kumagai Gumi Co. Ltd.	400	14,026
Kumiai Chemical Industry Co. Ltd.	971	7,611
Kura Corp.	100	6,637
Kurabo Industries Ltd.	2,000	6,313
Kuraray Co. Ltd.	5,100	70,150
Kureha Corp.	200	14,256
Kurita Water Industries Ltd.	2,000	56,982
Kusuri no Aoki Holdings Co. Ltd.	200	13,305
KYB Corp.	200	9,088
Kyocera Corp.	5,400	303,413
Kyoei Steel Ltd. (a)	200	3,780
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,106
Kyokuto Securities Co. Ltd.	300	3,921
KYORIN Holdings, Inc.	400	8,302
Kyoritsu Maintenance Co. Ltd. (a)	300	16,432
Kyowa Exeo Corp.	900	23,597
Kyowa Hakko Kirin Co. Ltd.	4,300	86,543
Kyudenko Corp.	500	24,120
Kyushu Electric Power Co, Inc.	7,100	79,385
Kyushu Financial Group, Inc.	3,700	17,851
Kyushu Railway Co.	3,100	94,837
Laox Co. Ltd. (b)	400	1,475
LaSalle Logiport REIT	14	13,881
Lasertec Corp.	400	11,233
Lawson, Inc.	800	49,969
LEC, Inc.	100	4,173
Leopalace21 Corp.	2,800	15,328
Life Corp.	200	4,969
LIFULL Co. Ltd. (a)	700	4,626
LINE Corp. (a) (b)	1,000	41,123
Link And Motivation, Inc. (a)	300	3,610
Lintec Corp.	500	14,501
Lion Corp.	4,400	80,656
LIXIL Group Corp.	5,100	101,929
LIXIL VIVA Corp.	200	3,103

	Number of Shares	Value
M&A Capital Partners Co. Ltd. (b)	100	$8,914
M3, Inc.	3,500	139,320
Mabuchi Motor Co. Ltd.	900	42,756
Macnica Fuji Electronics Holdings, Inc.	500	8,376
Macromill, Inc.	300	7,386
Maeda Corp.	1,500	17,204
Maeda Kosen Co. Ltd.	200	3,434
Maeda Road Construction Co. Ltd.	700	13,301
Makino Milling Machine Co. Ltd.	1,000	7,764
Makita Corp.	4,100	183,397
Mandom Corp.	400	12,444
Mani, Inc.	200	8,986
Mars Engineering Corp.	100	2,353
Marubeni Corp.	28,600	217,943
Marudai Food Co. Ltd.	1,000	4,549
Maruha Nichiro Corp.	400	16,080
Marui Group Co. Ltd. (a)	3,000	63,136
Maruichi Steel Tube Ltd.	1,000	33,822
Marusan Securities Co. Ltd. (a)	500	4,592
Maruwa Co. Ltd.	100	7,997
Maruwa Unyu Kikan Co. Ltd.	100	3,651
Marvelous, Inc.	400	3,292
Matsuda Sangyo Co. Ltd.	200	2,948
Matsui Securities Co. Ltd.	1,400	13,370
Matsumotokiyoshi Holdings Co. Ltd.	800	35,896
Matsuya Co. Ltd.	400	6,019
Matsuya Foods Co. Ltd.	100	3,404
Max Co. Ltd.	300	3,794
Maxell Holdings Ltd.	600	10,095
Mazda Motor Corp.	9,700	118,790
McDonald’s Holdings Co. Japan Ltd.	1,000	50,983
MCJ Co. Ltd.	600	4,580
MCUBS MidCity Investment Corp. (a)	16	11,976
Mebuki Financial Group Inc.	14,700	49,310
Medical Data Vision Co. Ltd. (b)	200	2,849
Medipal Holdings Corp.	3,300	66,296
Megachips Corp. (a)	200	5,330
Megmilk Snow Brand Co. Ltd.	500	13,334
Meidensha Corp.	2,000	7,213
MEIJI Holdings Co. Ltd.	2,200	185,418
Meiko Network Japan Co. Ltd.	300	3,455
Meitec Corp.	300	14,391
Melco Holdings, Inc.	100	3,704
Menicon Co. Ltd.	200	5,364
METAWATER Co. Ltd.	100	2,905
Micronics Japan Co. Ltd.	400	3,553
Milbon Co. Ltd.	300	13,436
Mimasu Semiconductor Industry Co. Ltd.	200	3,211
MinebeaMitsumi, Inc.	6,600	111,205
Ministop Co. Ltd.	200	4,033
Miraca Holdings, Inc.	600	17,864
Mirait Holdings Corp.	600	9,288

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miroku Jyoho Service Co. Ltd.	200	$5,026
Misawa Homes Co. Ltd.	300	2,490
MISUMI Group, Inc.	5,100	148,450
Mitsuba Corp.	400	3,203
Mitsubishi Chemical Holding Corp.	22,300	186,386
Mitsubishi Corp.	23,700	657,723
Mitsubishi Electric Corp.	32,000	425,178
Mitsubishi Estate Co. Ltd.	76,600	1,338,063
Mitsubishi Estate Logistics REIT Investment Corp.	2	4,863
Mitsubishi Gas Chemical Co., Inc.	2,900	65,595
Mitsubishi Heavy Industries Ltd.	5,500	199,936
Mitsubishi Logisnext Co. Ltd.	200	2,285
Mitsubishi Logistics Corp.	700	15,100
Mitsubishi Materials Corp.	1,900	52,096
Mitsubishi Motors Corp.	10,500	83,598
Mitsubishi Pencil Co. Ltd. (a)	400	8,299
Mitsubishi Research Institute, Inc.	100	4,570
Mitsubishi Shokuhin Co. Ltd.	200	5,329
Mitsubishi Steel Manufacturing Co. Ltd.	200	3,880
Mitsubishi Tanabe Pharma Corp.	4,600	79,430
Mitsubishi UFJ Financial Group, Inc.	206,800	1,172,924
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	52,173
Mitsui & Co. Ltd.	29,600	493,141
Mitsui Chemicals, Inc.	3,200	84,946
Mitsui E&S Holdings Co. Ltd. (b)	900	11,762
Mitsui Fudosan Co. Ltd.	60,100	1,448,693
Mitsui Fudosan Logistics Park, Inc.	2	6,112
Mitsui High-Tec, Inc. (a)	300	3,806
Mitsui Mining & Smelting Co. Ltd.	700	29,731
Mitsui OSK Lines Ltd.	2,200	52,834
Mitsui Sugar Co. Ltd.	200	6,201
Mitsui-Soko Holdings Co. Ltd. (b)	1,000	3,111
Miura Co. Ltd.	1,000	24,316
Mixi, Inc.	500	12,629
The Miyazaki Bank Ltd.	200	6,098
Mizuho Financial Group, Inc.	418,500	704,117
Mizuno Corp.	200	7,468
Mochida Pharmaceutical Co. Ltd.	100	7,284
Modec, Inc.	200	5,536
Monex Group, Inc. (a)	1,900	10,968
Money Forward, Inc. (b)	100	4,937
The Monogatari Corp.	100	10,185
MonotaRO Co. Ltd. (a)	700	30,938
Mori Hills REIT Investment Corp.	84	107,785
Mori Trust Hotel Reit, Inc.	3	4,064
Mori Trust Sogo Reit, Inc.	57	81,679
Morinaga & Co. Ltd.	400	19,163
Morinaga Milk Industry Co. Ltd.	400	14,942
Morita Holdings Corp.	400	8,072

	Number of Shares	Value
MOS Food Services, Inc. (a)	300	$8,853
MS&AD Insurance Group Holdings, Inc.	8,200	254,704
Murata Manufacturing Co. Ltd.	3,200	537,218
Musashi Seimitsu Industry Co. Ltd.	200	6,612
The Musashino Bank Ltd.	300	8,900
Nabtesco Corp.	2,200	67,568
Nachi-Fujikoshi Corp.	200	8,926
Nagaileben Co. Ltd.	300	7,624
Nagase & Co. Ltd.	1,200	18,705
Nagoya Railroad Co. Ltd.	3,199	82,576
Nakanishi, Inc.	700	15,854
Namura Shipbuilding Co. Ltd.	700	2,954
Nankai Electric Railway Co. Ltd.	1,100	30,526
The Nanto Bank Ltd.	300	7,644
NEC Capital Solutions Ltd.	100	1,741
NEC Corp.	4,700	128,895
NEC Networks & System Integration Corp.	300	6,748
NET One Systems Co. Ltd.	1,000	17,174
Neturen Co. Ltd.	500	4,357
Nexon Co. Ltd. (b)	7,800	113,138
Nextage Co. Ltd.	300	3,422
NGK Insulators Ltd.	4,200	74,695
NGK Spark Plug Co. Ltd.	3,100	88,300
NH Foods Ltd.	1,500	60,580
NHK Spring Co. Ltd.	2,100	19,769
Nichi-iko Pharmaceutical Co. Ltd.	600	8,847
Nichias Corp.	1,000	12,510
Nichiban Co. Ltd.	100	2,723
Nichicon Corp.	500	6,283
Nichiden Corp.	200	3,856
Nichiha Corp.	300	11,334
NichiiGakkan Co. Ltd.	500	5,673
Nichirei Corp.	1,100	27,949
Nidec Corp.	3,900	584,305
Nifco, Inc.	900	27,782
Nihon Chouzai Co. Ltd.	100	2,653
Nihon Kohden Corp.	900	25,051
Nihon M&A Center, Inc.	1,600	46,328
Nihon Nohyaku Co. Ltd.	700	4,495
Nihon Parkerizing Co. Ltd.	1,000	14,386
Nihon Unisys Ltd.	800	20,075
Nikkiso Co. Ltd.	600	6,077
Nikkon Holdings Co. Ltd.	700	18,361
Nikon Corp.	5,600	88,851
Nintendo Co. Ltd.	2,000	652,727
Nippo Corp.	500	9,105
Nippon Accommodations Fund, Inc.	26	118,285
Nippon Beet Sugar Manufacturing Co. Ltd.	100	2,166
Nippon Building Fund, Inc.	81	467,280

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nippon Carbon Co. Ltd.	100	$5,585
Nippon Ceramic Co. Ltd.	200	5,208
Nippon Chemi-Con Corp.	200	7,774
Nippon Denko Co. Ltd. (a)	1,400	3,967
Nippon Densetsu Kogyo Co. Ltd.	400	8,801
Nippon Electric Glass Co. Ltd.	1,300	36,089
Nippon Express Co. Ltd.	1,200	86,993
Nippon Flour Mills Co. Ltd.	500	8,691
Nippon Gas Co. Ltd.	400	23,309
Nippon Kanzai Co. Ltd.	100	1,986
Nippon Kayaku Co. Ltd.	1,400	15,641
Nippon Koei Co. Ltd.	100	2,479
Nippon Light Metal Holdings Co. Ltd.	6,500	14,591
Nippon Paint Holdings Co. Ltd.	2,600	111,738
Nippon Paper Industries Co. Ltd.	1,000	15,924
Nippon Parking Development Co. Ltd.	3,100	5,311
Nippon Prologis REIT, Inc.	123	255,182
NIPPON REIT Investment Corp. (a)	5	14,512
The Nippon Road Co. Ltd.	100	5,135
Nippon Seiki Co. Ltd.	500	9,409
Nippon Sharyo Ltd. (a) (b)	1,000	2,526
Nippon Sheet Glass Co. Ltd.	900	8,644
Nippon Shinyaku Co. Ltd.	500	31,001
Nippon Shokubai Co. Ltd.	300	21,671
Nippon Signal Co. Ltd.	400	3,881
Nippon Soda Co. Ltd.	1,000	5,527
Nippon Steel & Sumikin Bussan Corp.	200	9,920
Nippon Steel & Sumitomo Metal Corp.	13,500	264,778
Nippon Suisan Kaisha Ltd.	3,300	16,254
Nippon Telegraph & Telephone Corp.	12,300	558,905
Nippon Thompson Co. Ltd.	500	3,917
Nippon Valqua Industries Ltd.	200	5,686
Nippon Yusen KK	3,000	59,473
Nipro Corp.	1,600	18,468
Nishi-Nippon Financial Holdings, Inc.	1,500	17,510
Nishi-Nippon Railroad Co. Ltd.	700	19,042
Nishimatsu Construction Co. Ltd.	600	17,202
Nishimatsuya Chain Co. Ltd.	600	6,897
Nishimoto Co. Ltd.	100	5,194
Nishio Rent All Co. Ltd.	200	6,406
Nissan Chemical Industries Ltd.	2,300	107,156
Nissan Motor Co. Ltd.	41,600	404,246
Nissan Shatai Co. Ltd.	800	7,280
Nissei ASB Machine Co. Ltd.	100	5,200
Nissha Co. Ltd. (a)	400	8,242
The Nisshin Oillio Group Ltd.	300	9,015
Nisshin Seifun Group, Inc.	3,800	80,365
Nisshin Steel Co. Ltd.	500	6,892
Nisshinbo Holdings, Inc.	1,656	17,756
Nissin Corp.	200	4,638
Nissin Electric Co. Ltd.	500	4,603
Nissin Foods Holdings Co. Ltd.	1,100	79,512
Nissin Kogyo Co. Ltd.	500	8,830

	Number of Shares	Value
Nitori Holdings Co. Ltd.	1,400	$218,377
Nitta Corp.	200	7,843
Nitto Boseki Co. Ltd.	300	7,165
Nitto Denko Corp.	2,900	219,097
Nitto Kogyo Corp.	200	3,995
Nitto Kohki Co. Ltd.	100	2,341
Nittoku Engineering Co. Ltd.	100	2,612
Noevir Holdings Co. Ltd.	200	14,402
NOF Corp.	700	22,600
Nohmi Bosai Ltd.	200	4,273
Nojima Corp.	300	6,667
NOK Corp.	1,400	27,063
Nomura Co. Ltd.	500	11,030
Nomura Holdings, Inc.	61,800	299,164
Nomura Real Estate Holdings, Inc.	7,400	164,036
Nomura Real Estate Master Fund, Inc.	266	375,658
Nomura Research Institute Ltd.	1,800	87,130
Noritake Co. Ltd.	100	5,536
Noritsu Koki Co. Ltd. (a)	200	3,431
Noritz Corp.	400	6,514
North Pacific Bank Ltd.	2,700	9,030
NS Solutions Corp.	400	10,055
NS United Kaiun Kaisha Ltd.	100	1,940
NSD Co. Ltd.	400	9,111
NSK Ltd.	6,500	66,924
NTN Corp.	4,200	17,182
NTT Data Corp.	11,700	134,575
NTT DOCOMO, Inc.	23,600	601,061
NTT Urban Development Corp.	6,300	67,623
Obara Group, Inc.	100	5,699
Obayashi Corp.	10,900	113,312
OBIC Business Consultants Co. Ltd.	100	7,097
Obic Co. Ltd.	1,200	99,206
Odakyu Electric Railway Co. Ltd.	5,200	111,564
The Ogaki Kyoritsu Bank Ltd.	400	10,152
Ohara, Inc.	100	2,908
Ohsho Food Service Corp.	100	5,704
Oiles Corp.	300	5,705
The Oita Bank Ltd.	200	6,792
Oji Holdings Corp.	15,000	92,932
Okabe Co. Ltd.	300	2,610
Okamura Corp.	600	8,801
Okasan Securities Group, Inc.	1,000	4,915
Oki Electric Industry Co. Ltd.	1,000	11,185
The Okinawa Electric Power Co., Inc.	437	9,105
OKUMA Corp.	200	10,554
Okumura Corp.	300	9,782
Olympus Corp.	5,000	186,759
Omron Corp.	3,300	153,444
Ono Pharmaceutical Co. Ltd.	6,900	161,584
Onward Holdings Co. Ltd.	1,100	8,423
Open Door, Inc. (b)	200	4,114
Open House Co. Ltd.	400	23,610

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Optex Co. Ltd.	300	$8,364
Optorun Co. Ltd.	200	7,666
Oracle Corp.	600	48,916
Organo Corp.	100	2,847
Orient Corp. (a)	5,700	7,665
Oriental Land Co. Ltd.	3,500	366,762
ORIX Corp.	22,700	358,513
Orix JREIT, Inc.	152	242,624
Osaka Gas Co. Ltd.	6,200	128,267
Osaka Soda Co. Ltd.	200	5,693
Osaka Steel Co. Ltd.	200	3,812
OSAKA Titanium Technologies Co. Ltd. (a)	200	2,979
Osaki Electric Co. Ltd.	500	3,837
OSG Corp.	800	16,462
OSJB Holdings Corp.	1,900	4,797
Otsuka Corp.	1,800	70,511
Otsuka Holdings Co. Ltd.	6,800	329,298
Outsourcing, Inc.	800	14,811
Oyo Corp. (a)	200	2,547
Pacific Industrial Co. Ltd. (a)	400	5,869
Pacific Metals Co. Ltd. (b)	200	7,332
The Pack Corp.	100	3,231
PAL GROUP Holdings Co. Ltd.	100	2,363
PALTAC CORPORATION	400	23,015
Panasonic Corp.	39,300	528,011
Paramount Bed Holdings Co. Ltd.	200	8,572
Parco Co. Ltd.	200	2,178
Park24 Co. Ltd.	1,500	40,822
Pasona Group, Inc. (a)	200	3,250
PC Depot Corp.	200	1,046
Penta-Ocean Construction Co. Ltd.	3,100	20,740
Pepper Food Service Co. Ltd.	200	8,228
PeptiDream, Inc. (a) (b)	1,000	41,575
Persol Holdings Co. Ltd.	3,300	73,532
PIA Corp.	100	5,615
Pigeon Corp.	1,300	63,198
Pilot Corp.	300	16,697
Piolax, Inc.	300	7,216
Pioneer Corp. (a) (b)	4,300	5,974
Plenus Co. Ltd.	300	4,916
Pola Orbis Holdings, Inc.	1,800	79,099
Premier Investment Corp.	73	74,121
Press Kogyo Co. Ltd.	800	4,690
Pressance Corp.	300	4,630
Prestige International, Inc.	600	8,044
Prima Meat Packers Ltd.	2,000	11,564
Proto Corp.	200	2,619
Qol Co. Ltd.	200	3,737
Raito Kogyo Co. Ltd.	600	6,268
Rakus Co. Ltd.	200	3,446
Rakuten, Inc.	16,000	108,037
Raysum Co. Ltd.	200	2,924

	Number of Shares	Value
Recruit Holdings Co. Ltd.	19,000	$524,992
Relia, Inc.	400	5,703
Relo Group, Inc.	1,200	31,624
Remixpoint, Inc.	400	3,949
Renesas Electronics Corp. (b)	14,500	141,873
Rengo Co. Ltd.	1,900	16,714
Resona Holdings, Inc.	38,300	204,647
Resorttrust, Inc.	900	15,886
Retail Partners Co. Ltd.	200	3,024
Rheon Automatic Machinery Co. Ltd.	200	3,481
Ricoh Co. Ltd.	11,600	106,187
Ricoh Leasing Co. Ltd.	200	6,577
Riken Corp.	100	5,232
Riken Keiki Co. Ltd. (a)	200	4,515
Riken Vitamin Co. Ltd.	100	3,973
Ringer Hut Co. Ltd.	300	7,025
Rinnai Corp.	500	44,009
Riso Kagaku Corp.	300	6,336
Rock Field Co. Ltd.	300	5,162
Rohm Co. Ltd.	1,600	133,992
Rohto Pharmaceutical Co. Ltd.	1,000	32,081
Rokko Butter Co. Ltd.	100	2,115
Roland DG Corp.	100	2,198
Round One Corp.	700	10,998
Royal Holdings Co. Ltd. (a)	300	8,215
RS Technologies Co. Ltd.	100	5,139
Ryobi Ltd.	200	6,571
Ryohin Keikaku Co. Ltd.	400	140,690
Ryosan Co. Ltd.	200	7,323
Ryoyo Electro Corp.	300	4,844
S Foods, Inc.	200	7,839
Sac’s Bar Holdings, Inc.	200	1,793
Saizeriya Co. Ltd.	300	6,862
Sakai Chemical Industry Co. Ltd.	200	5,379
Sakai Moving Service Co. Ltd.	100	4,963
Sakata INX Corp.	400	5,221
Sakata Seed Corp.	300	11,338
SAMTY Co. Ltd.	200	3,661
San ju San Financial Group, Inc. (b)	200	3,612
San-A Co. Ltd.	200	9,873
San-Ai Oil Co. Ltd.	500	6,160
The San-In Godo Bank Ltd.	1,500	13,405
SanBio Co. Ltd. (b)	200	5,193
Sanden Holdings Corp. (b)	200	2,602
Sangetsu Corp.	600	12,147
Sanken Electric Co. Ltd.	1,000	5,299
Sanki Engineering Co. Ltd.	500	4,894
Sankyo Co. Ltd.	800	31,293
Sankyo Tateyama, Inc. (a)	200	2,497
Sankyu, Inc.	600	31,457
Sanrio Co. Ltd. (a)	500	9,683
Sanshin Electronics Co. Ltd.	200	3,470
Santen Pharmaceutical Co. Ltd.	6,600	114,887

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sanwa Holdings Corp.	2,000	$21,158
Sanyo Chemical Industries Ltd.	100	4,329
Sanyo Denki Co. Ltd.	100	7,106
Sanyo Special Steel Co. Ltd.	200	4,769
Sapporo Holdings Ltd.	700	17,535
Sato Holdings Corp.	300	8,969
Sawai Pharmaceutical Co. Ltd.	400	18,189
SBI Holdings, Inc.	4,000	102,787
SCREEN Holdings Co. Ltd.	400	28,101
SCSK Corp.	600	27,871
Secom Co. Ltd.	3,600	276,125
Sega Sammy Holdings, Inc.	3,300	56,504
Seibu Holdings, Inc.	4,100	69,087
Seikagaku Corp.	300	4,018
Seiko Epson Corp.	5,300	91,814
Seiko Holdings Corp.	300	6,448
Seino Holdings Co. Ltd.	1,500	26,555
Seiren Co. Ltd.	600	9,318
Sekisui Chemical Co. Ltd.	6,600	112,371
Sekisui House Ltd.	11,400	201,559
Sekisui House Reit, Inc. (a)	207	135,665
Sekisui Jushi Corp.	300	6,288
Sekisui Plastics Co. Ltd.	300	2,999
Senko Group Holdings Co. Ltd.	1,000	7,899
Senshu Ikeda Holdings, Inc.	2,700	9,103
Septeni Holdings Co. Ltd.	1,000	2,192
Seria Co. Ltd.	500	24,026
Seven & i Holdings Co. Ltd.	13,300	579,710
Seven Bank Ltd.	12,800	39,142
SG Holdings Co. Ltd.	1,700	37,267
Sharp Corp. (a)	3,200	77,761
Shibuya Corp.	100	3,056
SHIFT, Inc. (b)	100	4,432
The Shiga Bank Ltd.	2,000	10,229
The Shikoku Bank Ltd.	300	3,699
Shikoku Chemicals Corp.	300	4,185
Shikoku Electric Power Co., Inc.	1,600	21,397
Shima Seiki Manufacturing Ltd.	300	14,301
Shimachu Co. Ltd.	500	15,885
Shimadzu Corp.	4,200	126,630
Shimamura Co. Ltd.	300	26,404
Shimano, Inc.	1,300	190,722
Shimizu Corp.	10,100	104,493
Shin-Etsu Chemical Co. Ltd.	6,400	567,743
Shin-Etsu Polymer Co. Ltd.	600	5,591
Shindengen Electric Manufacturing Co. Ltd.	100	4,775
Shinko Electric Industries Co. Ltd.	700	6,252
Shinko Plantech Co. Ltd.	300	3,028
Shinmaywa Industries Ltd.	1,000	11,740
Shinnihon Corp.	400	4,614
Shinoken Group Co. Ltd.	200	3,038

	Number of Shares	Value
Shinsei Bank Ltd.	3,500	$53,791
Shionogi & Co. Ltd.	4,700	241,197
Ship Healthcare Holdings, Inc.	500	18,848
Shiseido Co. Ltd.	6,600	523,634
The Shizuoka Bank Ltd.	8,000	71,803
Shizuoka Gas Co. Ltd.	500	4,584
SHO-BOND Holdings Co. Ltd.	200	13,904
Shochiku Co. Ltd.	100	14,458
Shoei Co. Ltd.	100	3,530
Shoei Foods Corp.	100	3,513
Showa Corp.	500	8,190
Showa Denko KK	1,400	62,075
Showa Sangyo Co. Ltd.	200	5,223
Showa Shell Sekiyu KK	3,500	52,155
Siix Corp. (a)	400	8,761
Sinfonia Technology Co. Ltd.	1,000	3,549
Sinko Industries Ltd.	100	1,788
Sintokogio Ltd.	600	5,315
SKY Perfect JSAT Holdings, Inc.	1,500	7,147
Skylark Co. Ltd. (a)	2,200	32,551
SMC Corp.	1,000	365,980
SMK Corp.	1,000	3,418
SMS Co. Ltd.	800	14,600
Sodick Co. Ltd.	400	3,642
SoftBank Group Corp.	14,300	1,026,094
Sogo Medical Co. Ltd.	200	4,177
Sohgo Security Services Co. Ltd.	1,100	51,782
Sojitz Corp.	13,600	49,280
Solasto Corp.	600	6,691
Sompo Holdings, Inc.	5,600	226,232
Sony Corp.	22,300	1,144,124
Sony Financial Holdings, Inc. (a)	3,400	64,742
Sosei Group Corp. (a) (b)	800	12,864
Sotetsu Holdings, Inc.	799	24,440
Sparx Group Co. Ltd.	1,200	2,724
Square Enix Holdings Co. Ltd.	900	44,169
ST Corp.	100	2,991
St Marc Holdings Co. Ltd.	200	4,936
Stanley Electric Co. Ltd.	2,300	78,214
Star Micronics Co. Ltd. (a)	400	6,185
Start Today Co. Ltd.	3,500	126,710
Starts Corp., Inc.	400	9,744
Starzen Co. Ltd.	100	5,273
Stella Chemifa Corp.	100	3,433
Studio Alice Co. Ltd.	100	2,370
Subaru Corp.	11,000	320,021
Sugi Holdings Co. Ltd.	400	23,136
Sumco Corp. (a)	4,200	84,577
Sumitomo Bakelite Co. Ltd.	2,000	19,255
Sumitomo Chemical Co. Ltd.	27,000	152,804
Sumitomo Corp.	19,700	323,314
Sumitomo Dainippon Pharma Co. Ltd.	2,300	48,645

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Densetsu Co. Ltd.	200	$3,580
Sumitomo Electric Industries Ltd.	13,700	203,776
Sumitomo Forestry Co. Ltd.	1,500	22,653
Sumitomo Heavy Industries Ltd.	2,000	67,296
Sumitomo Metal Mining Co. Ltd.	4,200	160,029
Sumitomo Mitsui Construction Co. Ltd.	1,820	12,659
Sumitomo Mitsui Financial Group, Inc.	23,700	918,420
Sumitomo Mitsui Trust Holdings, Inc.	5,600	221,837
Sumitomo Osaka Cement Co. Ltd.	4,000	18,729
Sumitomo Realty & Development Co. Ltd.	26,000	957,053
Sumitomo Riko Co. Ltd.	500	5,116
Sumitomo Rubber Industries Ltd.	2,500	39,677
Sumitomo Seika Chemicals Co. Ltd.	100	4,987
The Sumitomo Warehouse Co. Ltd.	1,000	6,062
Sun Frontier Fudousan Co. Ltd.	300	3,546
Sundrug Co. Ltd.	1,500	60,653
Suntory Beverage & Food Ltd.	2,600	110,986
Suruga Bank Ltd.	2,600	23,232
Sushiro Global Holdings Ltd.	200	12,082
Suzuken Co. Ltd.	1,400	59,231
Suzuki Motor Corp.	6,000	330,887
Sysmex Corp.	2,900	270,398
Systena Corp.	800	8,165
T Hasegawa Co. Ltd. (a)	300	6,543
T&D Holdings, Inc.	9,200	137,837
T-Gaia Corp.	200	5,107
Tachi-S Co. Ltd.	200	3,345
Tadano Ltd.	1,000	12,232
Taihei Dengyo Kaisha Ltd.	200	5,062
Taiheiyo Cement Corp.	2,000	65,736
Taiho Kogyo Co. Ltd.	200	2,305
Taikisha Ltd.	300	9,105
Taisei Corp.	3,700	203,856
Taisho Pharmaceutical Holdings Co. Ltd.	600	70,111
Taiyo Holdings Co. Ltd.	200	8,193
Taiyo Nippon Sanso Corp.	2,200	31,499
Taiyo Yuden Co. Ltd. (a)	1,200	33,448
Takamatsu Construction Group Co. Ltd.	200	6,001
Takara Bio, Inc.	500	10,448
Takara Holdings, Inc.	1,700	22,438
Takara Leben Co. Ltd.	1,100	4,111
Takara Standard Co. Ltd.	500	8,325
Takasago International Corp.	200	6,397
Takasago Thermal Engineering Co. Ltd.	600	11,133
Takashimaya Co. Ltd.	6,000	51,303
Takeda Pharmaceutical Co. Ltd.	12,700	536,326
Takeuchi Manufacturing Co. Ltd.	400	8,396
Takuma Co. Ltd.	800	9,735
Tamron Co. Ltd.	200	3,553
Tamura Corp.	800	5,061
Tanaka Chemical Corp. (b)	100	1,079

	Number of Shares	Value
Tanseisha Co. Ltd.	500	$6,331
Tateru, Inc.	300	4,944
Tatsuta Electric Wire and Cable Co. Ltd.	500	2,543
Tayca Corp.	200	4,048
TDK Corp.	2,200	224,332
TechnoPro Holdings, Inc.	400	24,540
Teijin Ltd.	2,700	49,477
Teikoku Sen-I Co. Ltd.	200	4,179
Tekken Corp.	100	2,756
Tenma Corp.	200	3,584
Terumo Corp.	5,300	302,781
THK Co. Ltd.	1,800	51,461
TIS, Inc.	800	36,787
TKC Corp.	100	3,726
TKP Corp. (b)	100	4,324
Toa Corp.	200	5,140
Toagosei Co. Ltd.	1,200	13,852
Tobu Railway Co. Ltd.	3,100	94,804
TOC Co. Ltd.	400	2,911
Tocalo Co. Ltd.	600	6,264
The Tochigi Bank Ltd.	800	2,770
Toda Corp.	2,000	17,386
Toei Animation Co. Ltd.	100	3,491
Toei Co. Ltd.	100	10,241
Toenec Corp.	100	3,001
The Toho Bank Ltd.	2,100	7,597
Toho Co. Ltd.	1,700	56,956
Toho Gas Co. Ltd.	1,600	55,355
Toho Holdings Co. Ltd.	600	14,631
Toho Titanium Co. Ltd. (a)	300	2,753
Toho Zinc Co. Ltd.	100	3,694
Tohoku Electric Power Co., Inc.	7,100	86,699
Tokai Carbon Co. Ltd. (a)	2,200	39,378
Tokai Corp.	200	4,306
TOKAI Holdings Corp.	900	8,697
Tokai Rika Co. Ltd.	600	11,378
Tokai Tokyo Financial Holdings, Inc.	2,300	14,646
Token Corp.	100	8,817
Tokio Marine Holdings, Inc.	11,900	557,221
Tokushu Tokai Paper Co. Ltd.	100	3,929
Tokuyama Corp.	700	22,427
Tokyo Base Co. Ltd. (b)	300	2,292
Tokyo Broadcasting System Holdings, Inc.	400	8,959
Tokyo Dome Corp.	900	8,038
Tokyo Electric Power Co. Holdings, Inc. (b)	23,700	110,307
Tokyo Electron Ltd.	2,800	479,393
Tokyo Gas Co. Ltd.	6,800	180,444
Tokyo Kiraboshi Financial Group, Inc.	300	7,200
Tokyo Ohka Kogyo Co. Ltd.	400	15,421
Tokyo Seimitsu Co. Ltd.	400	13,210
Tokyo Steel Manufacturing Co. Ltd.	1,100	9,758

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tokyo Tatemono Co. Ltd.	13,700	$187,925
Tokyotokeiba Co. Ltd.	200	8,636
Tokyu Construction Co. Ltd.	800	7,762
Tokyu Corp.	8,600	148,078
Tokyu Fudosan Holdings Corp.	9,900	69,690
Tokyu REIT, Inc.	51	68,607
TOMONY Holdings, Inc.	1,300	5,569
Tomy Co. Ltd.	1,000	8,296
Tonami Holdings Co. Ltd.	100	5,934
Topcon Corp.	1,200	20,545
Toppan Forms Co. Ltd.	400	4,045
Toppan Printing Co. Ltd.	8,000	62,622
Topre Corp.	400	10,057
Topy Industries Ltd.	200	5,547
Toray Industries, Inc.	25,300	199,159
Toridoll.corp.	200	4,723
Torii Pharmaceutical Co. Ltd. (a)	200	4,859
Tosei Corp.	300	3,170
Toshiba Corp. (b)	115,000	345,245
Toshiba Machine Co. Ltd.	1,000	4,765
Toshiba Plant Systems & Services Corp.	500	11,416
Toshiba TEC Corp.	1,000	6,087
Tosho Co. Ltd.	200	7,634
Tosoh Corp.	4,200	64,995
Totetsu Kogyo Co. Ltd.	300	9,551
TOTO Ltd.	2,300	106,268
The Towa Bank Ltd.	300	3,074
Towa Pharmaceutical Co. Ltd.	100	5,355
Toyo Construction Co. Ltd.	1,000	4,438
Toyo Engineering Corp. (a) (b)	400	2,739
Toyo Ink SC Holdings Co. Ltd.	400	10,425
Toyo Kanetsu KK	100	3,644
Toyo Seikan Group Holdings Ltd.	2,200	38,609
Toyo Suisan Kaisha Ltd.	1,800	64,079
Toyo Tanso Co. Ltd.	100	2,914
Toyo Tire & Rubber Co. Ltd.	1,200	17,532
Toyobo Co. Ltd.	1,000	16,628
Toyoda Gosei Co. Ltd.	1,200	30,379
Toyota Boshoku Corp.	700	12,867
Toyota Industries Corp.	2,500	139,950
Toyota Motor Corp.	40,100	2,592,218
Toyota Tsusho Corp.	3,700	123,694
TPR Co. Ltd.	300	6,981
Trancom Co. Ltd.	100	6,861
Transcosmos, Inc.	300	7,188
Trend Micro, Inc.	2,000	113,902
Trusco Nakayama Corp.	400	9,985
Trust Tech, Inc.	100	3,511
TS Tech Co. Ltd.	400	16,679
TSI Holdings Co. Ltd.	500	3,532
Tsubaki Nakashima Co. Ltd. (a)	500	11,747

	Number of Shares	Value
Tsubakimoto Chain Co.	1,000	$7,933
Tsukishima Kikai Co. Ltd.	200	2,850
Tsukui Corp.	700	6,315
Tsumura & Co.	600	19,376
Tsuruha Holdings, Inc.	600	75,120
Tsurumi Manufacturing Co. Ltd.	100	1,682
TV Asahi Holdings Corp.	300	6,572
UACJ Corp.	300	6,457
Ube Industries Ltd.	1,100	28,562
UKC Holdings Corp.	200	4,073
Ulvac, Inc. (a)	500	19,040
Unicharm Corp.	6,800	204,618
Union Tool Co.	100	3,124
Unipres Corp.	400	7,827
United Arrows Ltd.	200	7,459
United Super Markets Holdings, Inc.	500	6,467
United Urban Investment Corp.	184	285,927
UNITED, Inc.	100	2,408
Unitika Ltd. (b)	800	4,551
Universal Entertainment Corp. (a) (b)	300	13,489
Unizo Holdings Co. Ltd.	200	3,724
Ushio, Inc.	1,200	15,215
USS Co. Ltd.	3,800	72,236
UT Group Co. Ltd. (b)	300	11,211
Uzabase, Inc. (b)	100	2,954
Valor Holdings Co. Ltd.	400	9,123
Vector, Inc.	300	6,192
Vital KSK Holdings, Inc.	300	3,125
VT Holdings Co. Ltd. (a)	1,100	5,785
W-Scope Corp. (a)	200	2,900
Wacoal Holdings Corp.	400	11,653
Wacom Co. Ltd. (a)	1,500	8,512
Wakita & Co. Ltd.	400	4,195
Warabeya Nichiyo Co. Ltd.	200	4,587
WATAMI Co. Ltd.	300	3,934
WDB Holdings Co. Ltd.	100	3,005
Welcia Holdings Co. Ltd. (a)	500	26,571
West Japan Railway Co.	2,900	213,608
World Holdings Co. Ltd.	100	3,038
Wowow, Inc.	72	2,284
Xebio Holdings Co. Ltd.	300	4,777
YA-MAN Ltd. (a)	300	5,018
Yahagi Construction Co. Ltd.	400	3,198
Yahoo! Japan Corp. (a)	25,800	85,442
Yakult Honsha Co. Ltd.	1,900	126,845
Yakuodo Co. Ltd.	100	3,603
YAMABIKO Corp.	300	3,583
YAMADA Consulting Group Co. Ltd.	100	2,880
Yamada Denki Co. Ltd.	12,200	60,491
The Yamagata Bank Ltd.	300	6,372
Yamaguchi Financial Group, Inc.	4,000	44,964
Yamaha Corp.	2,600	134,882

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yamaha Motor Co. Ltd.	4,800	$120,501
The Yamanashi Chuo Bank Ltd.	2,000	7,594
Yamashin-Filter Corp.	400	3,889
Yamato Holdings Co. Ltd. (a)	5,400	158,998
Yamato Kogyo Co. Ltd.	500	15,099
Yamazaki Baking Co. Ltd.	1,800	47,015
Yamazen Corp.	700	6,685
Yaoko Co. Ltd.	200	11,023
Yaskawa Electric Corp.	4,000	141,036
Yellow Hat Ltd.	200	5,896
Yodogawa Steel Works Ltd.	200	5,102
Yokogawa Bridge Holdings Corp.	300	7,112
Yokogawa Electric Corp.	3,600	63,948
Yokohama Reito Co. Ltd. (a)	400	3,643
The Yokohama Rubber Co. Ltd.	1,700	35,282
Yondoshi Holdings, Inc.	200	4,891
Yonex Co. Ltd.	800	4,942
Yorozu Corp.	200	3,066
Yoshinoya Holdings Co. Ltd.	700	13,954
Yuasa Trading Co. Ltd.	200	6,376
Yume No Machi Souzou Iinkai Co. Ltd.	300	6,234
Yumeshin Holdings Co. Ltd.	600	6,274
Yurtec Corp.	400	3,279
Yushin Precision Equipment Co. Ltd. (a)	200	2,315
Zenkoku Hosho Co. Ltd.	500	22,607
Zenrin Co. Ltd.	350	8,462
Zensho Holdings Co. Ltd.	1,000	25,387
Zeon Corp.	1,500	17,707
ZERIA Pharmaceutical Co. Ltd.	400	8,650
ZIGExN Co. Ltd. (b)	600	4,783
Zojirushi Corp.	500	6,104

		76,416,191

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	3,575	370,370

Luxembourg — 0.2%
ADO Properties SA (d)	1,677	91,282
Altisource Portfolio Solutions SA (a) (b)	134	3,909
APERAM SA	560	24,027
ArcelorMittal	11,822	345,238
Ardagh Group SA	360	5,983
Aroundtown SA	29,282	240,871
B&M European Value Retail SA	9,748	51,975
Corestate Capital Holding SA	138	7,377
eDreams ODIGEO SA (b)	675	2,737
Eurofins Scientific SE	198	109,986
Grand City Properties SA	6,295	163,423
Intelsat SA (a) (b)	749	12,478
Millicom International Cellular SA	1,318	77,526
PLAY Communications SA (d)	1,606	10,971

	Number of Shares	Value
Reinet Investments SCA (b)	1,932	$34,024
RTL Group	749	50,786
SAF-Holland SA	524	7,876
Senvion SA (b)	189	2,027
SES SA	6,911	126,482
Solutions 30 SE (b)	204	9,855
Stabilus SA	269	24,204
Subsea 7 SA	2,839	45,217
Tenaris SA	8,729	159,183
Trinseo SA	721	51,155

		1,658,592

Malaysia — 0.2%
AirAsia Group Bhd	21,500	15,919
Alliance Financial Group Bhd	15,600	15,580
AMMB Holdings Bhd	23,900	22,162
Astro Malaysia Holdings Bhd	11,900	4,682
Axiata Group	37,931	35,694
British American Tobacco Malaysia	1,900	16,347
CIMB Group Holdings Bhd	60,548	81,713
Dialog Group Bhd	51,100	39,016
DiGi.Com Bhd	39,700	40,714
Felda Global Ventures Holdings Bhd	20,500	7,649
Fraser & Neave Holdings Bhd	1,600	15,434
Gamuda Bhd	26,700	21,621
Genting Bhd	27,600	57,413
Genting Malaysia Bhd	39,500	47,644
Genting Plantations Bhd	2,800	6,544
HAP Seng Consolidated Bhd	8,100	19,644
Hartalega Holdings Bhd	16,600	24,609
Hong Leong Bank Bhd	8,100	36,439
Hong Leong Financial Group Bhd	2,700	12,017
IHH Healthcare Bhd	32,200	48,600
IJM Corp. Bhd	38,000	16,833
IOI Corp.	26,400	29,673
IOI Properties Group Bhd	26,175	10,359
Kuala Lumpur Kepong Bhd	5,500	32,896
Malayan Banking Bhd	49,757	110,796
Malaysia Airports Holdings Bhd	11,800	25,709
Maxis Bhd	30,500	41,181
MISC Bhd	14,300	20,963
My EG Services Bhd	28,200	6,731
Nestle Malaysia Bhd	800	29,160
Petronas Chemicals Group Bhd	32,600	67,820
Petronas Dagangan Bhd	2,400	14,700
Petronas Gas Bhd	9,400	40,178
PPB Group Bhd	6,200	30,178
Press Metal Aluminium Holdings Bhd	19,600	21,104
Public Bank Bhd	38,400	221,913
RHB Bank Bhd	14,400	19,445
Sime Darby Bhd	33,195	20,114
Sime Darby Plantation Bhd	31,895	42,056
Sime Darby Property Bhd	35,495	10,517
SP Setia Bhd Group	21,399	16,420

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telekom Malaysia Bhd	15,600	$11,997
Tenaga Nasional	41,200	149,342
Top Glove Corp. Bhd	9,300	27,872
UMW Holdings Bhd	5,200	7,680
Westports Holdings Bhd	15,500	12,990
YTL Corp. Bhd	33,710	9,416

		1,617,484

Malta — 0.0%
Catena Media PLC (b)	368	5,046
Unibet Group PLC	2,512	31,601

		36,647

Marshall Islands — 0.0%
Eagle Bulk Shipping, Inc. (b)	841	4,575
Genco Shipping & Trading Ltd. (b)	79	1,224
Safe Bulkers, Inc. (b)	1,012	3,441

		9,240

Mauritius — 0.0%
Golden Agri-Resources Ltd.	133,000	29,743

Mexico — 0.2%
Alfa SAB de CV	38,300	44,471
Alsea SAB de CV	6,700	23,082
America Movil SAB de CV	445,736	372,115
Arca Continental SAB de CV	6,100	37,457
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	25,800	34,737
Cemex SAB de CV (b)	192,508	126,689
Coca-Cola Femsa SAB de CV	6,900	38,922
El Puerto de Liverpool SAB de CV	2,700	17,275
Fibra Uno Administracion SA de CV	45,934	66,957
Fomento Economico Mexicano SAB de CV	25,665	225,555
Gruma SAB de CV Class B	2,640	32,243
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,600	42,687
Grupo Aeroportuario del Sureste SAB de CV Class B	2,780	44,163
Grupo Bimbo SAB de CV	20,700	40,347
Grupo Carso SAB de CV	6,154	20,820
Grupo Financiero Banorte SAB de CV Class O	33,000	194,043
Grupo Financiero Inbursa SAB de CV Class O	29,200	41,021
Grupo Mexico SAB de CV Series B	46,000	130,378
Grupo Televisa SAB	32,200	122,135
Industrias Penoles SAB de CV	1,935	34,743
Infraestructura Energetica Nova SAB de CV	7,524	33,721
Kimberly-Clark de Mexico SAB de CV Class A	21,100	35,666
Mexichem SAB de CV	13,533	39,099

	Number of Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	3,145	$28,150
Wal-Mart de Mexico SAB de CV	69,400	183,177

		2,009,653

Netherlands — 1.7%
Aalberts Industries NV	1,145	54,787
ABN AMRO Group NV (d)	7,402	191,573
Accell Group	246	5,253
Aegon NV	32,194	192,384
AerCap Holdings NV (b)	2,457	133,047
Airbus SE	10,100	1,180,473
Akzo Nobel NV	4,473	381,147
AMG Advanced Metallurgical Group NV	341	19,095
Arcadis NV	769	13,818
ASM International NV	538	29,656
ASML Holding NV	7,196	1,419,203
ASR Nederland NV	1,621	66,022
Basic-Fit NV (b) (d)	386	13,020
BE Semiconductor Industries NV	840	22,631
BinckBank NV	394	2,229
Boskalis Westminster	932	27,123
Brack Capital Properties NV (b)	15	1,678
Brunel International NV	184	3,112
Cimpress NV (b)	373	54,070
CNH Industrial NV	18,152	192,320
Constellium NV Class A (b)	1,300	13,390
Corbion NV	686	21,850
COSMO Pharmaceuticals NV (a) (b)	76	8,557
Eurocommercial Properties NV	2,695	114,368
Euronext NV (d)	643	40,807
EXOR NV	2,001	134,616
Ferrari NV	2,112	286,625
Fiat Chrysler Automobiles NV (b)	18,827	358,390
Flow Traders (d)	379	14,751
ForFarmers NV	392	5,091
Frank’s International NV	1,253	9,773
Fugro NV (a) (b)	1,012	14,645
Gemalto NV (b)	860	50,024
Heineken Holding NV	2,025	193,775
Heineken NV	4,533	454,484
IMCD NV	602	40,350
ING Groep NV	68,684	985,569
Instone Real Estate Group BV (b) (d)	215	5,658
Intertrust NV (d)	721	12,793
InterXion Holding NV (b)	811	50,623
Kendrion NV	135	5,514
Koninklijke Ahold Delhaize NV	22,215	531,475
Koninklijke BAM Groep NV (a)	2,680	11,270
Koninklijke DSM NV	3,229	324,233
Koninklijke KPN NV	59,664	162,181
Koninklijke Philips NV	16,964	719,042

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke Volkerwessels NV	375	$9,633
Koninklijke Vopak NV	1,151	53,131
LyondellBasell Industries NV Class A	9,420	1,034,787
Mylan NV (b)	10,877	393,095
NN Group NV	5,298	214,970
NSI NV	1,005	42,138
NXP Semiconductor NV (b)	16,086	1,757,717
OCI NV (a) (b)	802	21,617
Orthofix International NV (b)	295	16,762
Pharming Group NV (b)	6,394	10,442
PostNL NV	4,413	16,527
QIAGEN NV (b)	4,161	151,499
QIAGEN NV (b)	4,697	169,844
Randstad NV	2,218	130,172
RELX NV	17,335	369,011
Rhi Magnesita NV	300	18,192
Sapiens International Corp. NV	163	1,576
SBM Offshore NV	1,898	29,422
Schlumberger Ltd.	40,691	2,727,518
Shop Apotheke Europe NV (b) (d)	89	4,612
SIF Holding NV	121	2,372
Signify NV (d)	1,285	33,347
STMicroelectronics NV	12,158	270,150
Takeaway.com Holding BV (b) (d)	260	17,354
TKH Group NV	443	28,116
TomTom NV (b)	1,391	12,559
Unilever NV	27,066	1,508,782
Vastned Retail NV	1,013	47,773
Wereldhave NV (a)	2,331	91,573
Wessanen	852	17,894
Wolters Kluwer NV	5,236	294,726
Wright Medical Group NV (a) (b)	1,784	46,313
X5 Retail Group NV	1,620	43,306

		18,159,425

New Zealand — 0.1%
a2 Milk Co. Ltd. (b)	12,844	99,478
Air New Zealand Ltd.	6,487	13,946
Argosy Property Ltd.	7,787	5,646
Auckland International Airport Ltd.	15,593	71,578
Chorus Ltd.	4,030	11,417
Contact Energy Ltd.	8,227	32,577
Fisher & Paykel Healthcare Corp. Ltd.	10,160	102,408
Fletcher Building Ltd.	16,994	79,939
Freightways Ltd.	1,709	9,051
Genesis Energy Ltd.	5,383	8,894
Goodman Property Trust	11,201	11,003
Infratil Ltd.	5,957	13,631
Kiwi Property Group Ltd.	83,907	76,519
Mercury NZ Ltd.	7,659	17,476
Meridian Energy Ltd.	24,713	52,199

	Number of Shares	Value
Metlifecare Ltd.	1,735	$7,355
The New Zealand Refining Co. Ltd.	2,316	3,830
Precinct Properties New Zealand Ltd.	11,086	10,146
Restaurant Brands New Zealand Ltd.	1,268	6,698
Ryman Healthcare Ltd.	7,660	62,080
SKY Network Television Ltd.	4,210	7,377
SKYCITY Entertainment Group Ltd.	7,108	19,431
Spark New Zealand Ltd.	35,890	90,602
Summerset Group Holdings Ltd.	2,316	11,995
Synlait Milk Ltd. (b)	925	7,164
Tourism Holdings Ltd.	1,120	5,043
Trade Me Group Ltd.	4,520	14,259
Z Energy Ltd.	4,129	21,164

		872,906

Norway — 0.2%
Akastor ASA (b)	1,087	2,389
Aker ASA	252	19,269
Aker Solutions ASA (b)	1,594	11,155
Atea ASA	913	13,156
Austevoll Seafood ASA	1,117	13,417
B2Holding ASA	1,484	3,093
Borregaard ASA	1,087	11,722
Det Norske Oljeselskap ASA	1,974	72,703
DNB ASA	17,505	341,445
DNO ASA (b)	6,844	12,594
Entra ASA (d)	6,414	87,554
Equinor ASA	20,530	543,355
Europris ASA (d)	1,626	4,860
Evry AS (d)	1,928	6,982
Gjensidige Forsikring ASA	3,060	50,112
Grieg Seafood ASA	445	4,687
Kongsberg Automotive ASA (b)	4,001	4,592
Kvaerner ASA (b)	1,263	2,663
Leroy Seafood Group ASA	3,362	22,648
Marine Harvest ASA	7,663	152,580
Nordic Nanovector ASA (a) (b)	313	2,329
Nordic Semiconductor ASA (a) (b)	1,214	7,760
Norsk Hydro ASA	23,226	139,051
Norway Royal Salmon ASA	197	4,397
Norwegian Air Shuttle ASA (b)	325	9,872
Norwegian Finans Holding ASA (b)	1,120	12,408
Norwegian Property ASA	1,135	1,505
Ocean Yield ASA	738	6,440
Orkla ASA	13,898	121,700
Otello Corp. ASA (b)	1,615	4,268
Petroleum Geo-Services ASA (b)	3,613	16,861
Protector Forsikring ASA (a) (b)	508	4,132
REC Silicon ASA (a) (b)	28,256	3,166
Salmar ASA	579	24,296
Sbanken ASA (d)	798	8,387
Scatec Solar ASA (a) (d)	901	6,088
Schibsted ASA Class B	1,962	55,354

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Selvaag Bolig ASA	468	$2,400
SpareBank 1 Nord Norge	1,058	7,909
Sparebank 1 Oestlandet	285	3,038
SpareBank 1 SMN	1,468	15,225
Storebrand ASA	5,205	41,997
Telenor ASA	13,200	270,548
TGS Nopec Geophysical Co. ASA	1,117	41,060
Wilh Wilhelmsen ASA (b)	1,198	5,588
XXL ASA (d)	1,089	8,821
Yara International ASA	3,032	125,517

		2,331,093

Pakistan — 0.0%
Habib Bank Ltd.	8,500	11,645
Lucky Cement Ltd.	2,000	8,364
MCB Bank Ltd.	6,100	9,903
Oil & Gas Development Co. Ltd.	9,800	12,506
United Bank Ltd.	6,400	8,871

		51,289

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	515	12,674
Carnival Corp.	11,902	682,104
Copa Holdings SA Class A	673	63,679
McDermott International, Inc. (b)	2,999	58,930
Norstar Holdings, Inc.	183	3,238

		820,625

Papua New Guinea — 0.0%
Oil Search Ltd.	24,916	164,630

Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR	2,364	32,221

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	27,610	28,193
Aboitiz Power Corp.	20,800	13,538
Alliance Global Group, Inc. (b)	59,100	12,861
Ayala Corp.	3,295	56,787
Ayala Land, Inc.	95,700	67,947
Bank of the Philippine Islands	11,348	18,808
BDO Unibank, Inc.	25,181	59,084
DMCI Holdings, Inc.	58,500	11,506
Globe Telecom, Inc.	375	10,815
GT Capital Holdings, Inc.	1,230	20,970
International Container Terminal Services, Inc.	6,580	9,496
JG Summit Holdings, Inc.	36,890	34,553
Jollibee Foods Corp.	5,840	28,778
Manila Electric Co.	2,590	17,247
Megaworld Corp.	153,200	12,284
Metro Pacific Investments Corp.	189,800	16,356
Metropolitan Bank & Trust	10,938	15,011
PLDT, Inc.	1,080	25,804

	Number of Shares	Value
Robinsons Land Corp.	20,854	$7,260
Security Bank Corp.	3,500	13,091
SM Investments Corp.	3,260	53,426
SM Prime Holdings, Inc.	134,700	90,632
Universal Robina Corp.	10,890	24,689

		649,136

Poland — 0.1%
Alior Bank SA (b)	1,153	20,455
Bank Handlowy w Warszawie SA	351	6,619
Bank Millennium SA (b)	8,975	19,205
Bank Polska Kasa Opieki SA	2,191	65,844
Bank Zachodni WBK SA	480	42,622
CCC SA	391	21,555
CD Projekt SA	946	40,801
Cyfrowy Polsat SA	3,217	19,868
Dino Polska SA (b) (d)	649	18,004
Grupa Azoty SA	622	7,155
Grupa Lotos SA	1,192	18,106
Jastrzebska Spolka Weglowa SA (b)	783	15,945
KGHM Polska Miedz SA	1,847	43,310
LPP SA	18	40,732
mBank SA	204	21,747
Orange Polska SA (b)	9,198	11,381
PGE Polska Grupa Energetyczna SA (b)	10,523	26,216
Polski Koncern Naftowy ORLEN SA	3,930	88,082
Polskie Gornictwo Naftowe i Gazownictwo SA	21,839	33,274
Powszechna Kasa Oszczednosci Bank Polski SA (b)	11,505	113,064
Powszechny Zaklad Ubezpieczen SA	8,026	83,201

		757,186

Portugal — 0.0%
Altri SGPS SA	827	8,347
Banco Comercial Portugues SA (b)	101,365	30,422
Corticeira Amorim SGPS SA	389	5,106
CTT-Correios de Portugal SA (a)	1,309	4,591
EDP – Energias de Portugal SA	45,938	182,182
Galp Energia SGPS SA	8,866	168,587
Jeronimo Martins SGPS SA	4,028	57,958
Mota-Engil SGPS SA	565	1,894
The Navigator Co. SA	2,139	12,728
NOS SGPS SA	2,846	15,590
REN – Redes Energeticas Nacionais SGPS SA	4,822	13,508
Semapa-Sociedade de Investimento e Gestao	248	6,641
Sonae SGPS SA	8,911	10,704

		518,258

Puerto Rico — 0.0%
EVERTEC, Inc.	1,027	22,440
First BanCorp (b)	3,601	27,548

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OFG Bancorp	648	$9,104
Popular, Inc.	2,123	95,981
Triple-S Management Corp. Class B (b)	387	15,116

		170,189

Qatar — 0.1%
Barwa Real Estate Co.	1,033	9,703
The Commercial Bank PQSC	2,686	28,098
Doha Bank QPSC	2,142	15,737
Ezdan Holding Group QSC (b)	11,139	25,086
Industries Qatar QSC	2,333	68,560
Masraf Al Rayan QSC	5,069	48,629
Ooredoo QPSC	1,124	22,446
Qatar Electricity & Water Co. QSC	630	32,523
Qatar Insurance Co. SAQ	2,180	21,255
Qatar Islamic Bank SAQ	1,535	48,920
Qatar National Bank QPSC	6,002	250,555

		571,512

Republic of Korea — 0.9%
Amorepacific Corp.	425	122,848
AMOREPACIFIC Group	362	40,078
BGF retail Co. Ltd.	109	19,081
BNK Financial Group, Inc.	3,220	26,988
Celltrion Healthcare Co. Ltd. (b)	481	47,770
Celltrion Pharm, Inc. (b)	203	16,494
Celltrion, Inc. (b)	1,076	292,545
Cheil Worldwide, Inc.	1,036	19,165
CJ CheilJedang Corp.	114	36,025
CJ Corp.	203	25,844
CJ E&M Corp. (c)	248	22,003
CJ Korea Express Corp. (b)	99	14,909
CJ O Shopping Co. Ltd.	42	10,533
Coway Co. Ltd.	642	49,872
Daelim Industrial Co. Ltd.	342	23,460
Daewoo Engineering & Construction Co. Ltd. (b)	2,013	10,566
DB Insurance Co. Ltd.	643	34,031
DGB Financial Group, Inc.	1,979	18,183
Dongsuh Cos., Inc.	550	12,890
Doosan Bobcat, Inc. (b)	533	15,291
Doosan Heavy Industries & Construction Co. Ltd. (b)	829	11,626
E-MART, Inc.	282	64,357
GS Engineering & Construction Corp.	620	25,517
GS Holdings Corp.	657	32,043
GS Retail Co. Ltd.	388	15,295
Hana Financial Group, Inc.	3,912	150,215
Hankook Tire Co. Ltd.	1,015	38,259
Hanmi Pharm Co. Ltd.	86	32,447
Hanmi Science Co. Ltd.	184	10,656
Hanon Systems	2,302	21,875
Hanssem Co. Ltd.	139	13,089
Hanwha Chemical Corp.	1,405	27,506

	Number of Shares	Value
Hanwha Corp.	517	$14,631
Hanwha Life Insurance Co. Ltd.	4,293	20,367
Hdc Hyundai Development Co. E Common Stock (b)	485	23,456
HLB, Inc. (b)	411	35,876
Hotel Shilla Co. Ltd.	401	44,379
Hyosung Corp. (c)	296	35,589
Hyundai Department Store Co. Ltd.	204	21,121
Hyundai Engineering & Construction Co. Ltd.	1,062	54,613
Hyundai Glovis Co. Ltd.	253	26,185
Hyundai Heavy Industries Co. Ltd. (b)	482	44,042
Hyundai Heavy Industries Holdings Co. Ltd. (b)	127	40,233
Hyundai Marine & Fire Insurance Co. Ltd.	788	23,809
Hyundai Mobis Co. Ltd.	900	171,010
Hyundai Motor Co.	2,037	229,185
Hyundai Steel Co.	1,042	49,143
Industrial Bank Of Korea	3,159	43,606
ING Life Insurance Korea Ltd. (b) (d)	438	16,438
Kakao Corp.	591	60,631
Kangwon Land, Inc.	1,636	38,363
KB Financial Group, Inc.	5,250	248,450
KCC Corp.	79	23,238
KEPCO Plant Service & Engineering Co. Ltd.	327	10,430
Kia Motors Corp.	3,504	96,916
Korea Aerospace Industries Ltd. (b)	955	35,257
Korea Electric Power Corp.	3,377	96,959
Korea Gas Corp. (b)	405	23,312
Korea Investment Holdings Co. Ltd.	571	43,009
Korea Zinc Co. ,Ltd.	107	37,039
Korean Air Lines Co. Ltd.	682	17,270
KT Corp.	102	2,507
KT&G Corp.	1,542	147,870
Kumho Petrochemical Co. Ltd.	218	22,757
LG Chem Ltd.	606	181,106
LG Corp.	1,247	80,582
LG Display Co. Ltd.	2,996	49,089
LG Electronics, Inc.	1,407	104,463
LG Household & Health Care Ltd.	124	155,238
LG Innotek Co. Ltd.	201	25,978
Lotte Chemical Corp.	226	70,472
Lotte Corp. (b)	349	17,929
Lotte Shopping Co. Ltd.	138	25,979
Medy-Tox, Inc.	55	37,824
Mirae Asset Daewoo Co. Ltd.	5,125	39,104
NAVER Corp.	371	253,541
NCSoft Corp.	231	76,819
Netmarble Corp. (d)	357	48,697
NH Investment & Securities Co. Ltd.	1,969	26,350
OCI Co. Ltd.	255	23,519

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Orion Corp.	278	$37,128
Ottogi Corp.	17	13,103
Pan Ocean Co. Ltd. (b)	3,248	14,217
Pearl Abyss Corp. (b)	75	15,161
POSCO	1,043	308,150
Posco Daewoo Corp.	672	12,887
S-1 Corp.	255	22,121
S-Oil Corp.	613	60,153
Samsung Biologics Co. Ltd. (b) (d)	224	83,754
Samsung C&T Corp.	1,002	104,617
Samsung Card Co. Ltd.	429	14,727
Samsung Electro-Mechanics Co. Ltd.	742	98,661
Samsung Electronics Co. Ltd.	63,711	2,660,314
Samsung Engineering Co. Ltd. (b)	2,071	29,033
Samsung Fire & Marine Insurance Co. Ltd.	402	95,198
Samsung Heavy Industries Co. Ltd. (b)	4,925	31,504
Samsung Life Insurance Co. Ltd.	916	80,784
Samsung SDI Co. Ltd.	728	139,698
Samsung SDS Co. Ltd.	457	82,090
Samsung Securities Co. Ltd.	763	23,746
Shinhan Financial Group Co. Ltd.	5,638	218,238
Shinsegae, Inc.	95	34,176
SillaJen, Inc. (b)	674	44,246
SK Holdings Co. Ltd. (b)	417	96,784
SK Hynix, Inc.	7,704	590,542
SK Innovation Co. Ltd.	854	154,626
SK Telecom Co. Ltd.	272	56,957
ViroMed Co. Ltd. (b)	179	37,748
Woori Bank	6,240	91,143
Yuhan Corp.	105	20,486

		9,587,834

Romania — 0.0%
NEPI Rockcastle PLC	4,806	42,871

Russia — 0.2%
Alrosa PJSC	33,300	52,925
Gazprom PJSC	140,552	314,437
Inter RAO UES PJSC	406,428	26,345
LUKOIL PJSC	5,625	387,882
Magnit PJSC Sponsored GDR Registered	4,709	84,604
Magnitogorsk Iron & Steel Works PJSC	31,700	21,507
MMC Norilsk Nickel PJSC	832	150,357
Mobile TeleSystems PJSC Sponsored ADR	6,738	59,497
Moscow Exchange MICEX-RTS PJSC	17,890	30,997
Novatek PJSC Sponsored GDR Registered	1,204	178,343
Novolipetsk Steel PJSC	15,390	37,187
PhosAgro PJSC GDR Registered	1,722	22,134
Polyus PJSC	382	25,113

	Number of Shares	Value
Rosneft Oil Co. PJSC	15,010	$94,374
RusHydro PJSC	1,553,000	16,704
Sberbank	142,880	492,723
Severstal PJSC	2,350	34,689
Severstal PJSC	570	8,414
Surgutneftegas OJSC	92,900	42,047
Tatneft PJSC	20,191	216,201
VTB Bank PJSC	42,920,000	32,912

		2,329,392

Singapore — 0.5%
Accordia Golf Trust	10,700	4,833
Ascendas Hospitality Trust	6,100	3,494
Ascendas REIT	150,200	291,468
Ascott Residence Trust	14,200	11,144
Asian Pay Television Trust	13,000	3,868
Best World International Ltd.	3,200	2,913
BOC Aviation Ltd. (d)	2,700	16,757
Bumitama Agri Ltd.	3,900	1,774
Cache Logistics Trust	9,896	5,591
CapitaLand Commercial Trust	155,703	189,422
CapitaLand Ltd.	165,300	382,688
CapitaLand Mall Trust	148,300	224,993
CapitaLand Retail China Trust	7,900	8,821
CDL Hospitality Trusts	44,340	51,121
China Aviation Oil Singapore Corp. Ltd.	1,600	1,734
Chip Eng Seng Corp. Ltd. (a)	4,500	2,769
City Developments Ltd.	30,000	241,232
ComfortDelGro Corp. Ltd.	43,200	74,402
COSCO Shipping International Singapore Co. Ltd. (b)	8,000	2,193
Cromwell European Real Estate Investment Trust (b)	5,000	3,475
DBS Group Holdings, Ltd.	31,272	607,230
ESR REIT	9,232	3,453
Far East Hospitality Trust	12,067	5,627
First REIT	7,200	7,028
First Resources Ltd.	5,600	6,403
Fortune REIT	61,000	71,586
Frasers Centrepoint Trust	5,600	9,087
Frasers Commercial Trust	6,000	6,073
Frasers Logistics & Industrial Trust (a)	15,840	12,220
Genting Singapore Ltd.	114,000	102,398
GuocoLand Ltd.	2,700	4,023
Hutchison Port Holdings Trust	57,100	15,951
Japfa Ltd.	3,100	1,441
Jardine Cycle & Carriage Ltd.	2,000	46,615
Kenon Holdings Ltd.	204	3,101
Keppel Corp. Ltd.	23,700	124,666
Keppel DC REIT (a)	9,819	9,791
Keppel Infrastructure Trust	29,800	11,381
Keppel REIT	112,100	90,613

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keppel-KBS US REIT (b)	5,200	$4,577
Lippo Malls Indonesia Retail Trust (a)	25,400	5,868
M1 Ltd.	5,300	6,230
Manulife US REIT	16,544	14,152
Mapletree Commercial Trust	109,800	126,584
Mapletree Industrial Trust	74,700	105,704
Mapletree Logistics Trust	116,718	105,280
Mapletree North Asia Commercial Trust	25,500	21,351
NetLink NBN Trust	34,700	18,860
OUE Hospitality Trust	14,000	8,173
OUE Ltd.	2,900	3,320
Oversea-Chinese Banking Corp. Ltd.	54,600	464,972
Parkway Life REIT	3,700	7,381
QAF Ltd.	2,272	1,524
Raffles Medical Group Ltd. (a)	9,385	6,969
RHT Health Trust	3,900	2,218
Riverstone Holdings Ltd.	3,400	2,497
Sabana Shari’ah Compliant Industrial REIT	14,200	4,589
SATS Ltd.	9,600	35,148
Sembcorp Industries Ltd.	18,600	37,443
SembCorp Marine Ltd.	8,400	12,554
Sheng Siong Group Ltd.	7,500	5,831
SIA Engineering Co. Ltd.	2,900	6,681
SIIC Environment Holdings Ltd. (a)	12,600	3,892
Singapore Airlines Ltd.	10,500	82,190
Singapore Exchange Ltd.	12,700	66,712
Singapore Post Ltd. (a)	17,500	16,155
Singapore Press Holdings Ltd.	32,600	62,099
Singapore Technologies Engineering Ltd.	25,100	60,477
Singapore Telecommunications Ltd.	140,300	316,723
Soilbuild Business Space REIT (a)	10,800	5,150
SPH REIT	6,700	4,868
Starhill Global REIT	14,900	7,050
StarHub Ltd.	6,300	7,664
Suntec REIT	132,000	167,866
United Engineers Ltd.	2,600	5,362
United Overseas Bank Ltd.	23,529	463,380
UOL Group Ltd.	32,374	180,563
Venture Corp. Ltd.	5,000	65,165
Viva Industrial Trust	4,500	2,889
WaVe Life Sciences Ltd. (b)	299	11,437
Wheelock Properties Singapore Ltd.	3,200	3,832
Wilmar International Ltd.	31,400	70,411
Wing Tai Holdings Ltd.	3,900	5,688
Yangzijiang Shipbuilding Holdings Ltd.	35,000	23,152
Yanlord Land Group Ltd.	7,700	8,972
Yoma Strategic Holdings Ltd. (a)	15,600	4,228

		5,317,210

	Number of Shares	Value
South Africa — 0.4%
Anglo Platinum Ltd.	769	$20,120
AngloGold Ashanti Ltd.	5,605	45,753
Aspen Pharmacare Holdings Ltd.	5,118	96,359
Barclays Africa Group Ltd.	9,512	110,822
Bid Corp. Ltd.	4,340	87,076
Bidvest Group Ltd.	4,355	62,472
Capitec Bank Holdings Ltd.	522	33,005
Clicks Group Ltd.	3,366	48,164
Coronation Fund Managers Ltd.	3,265	13,866
Discovery Ltd.	4,678	50,258
Exxaro Resources Ltd.	3,347	30,677
FirstRand Ltd.	44,427	206,592
Fortress REIT Ltd. Class A	14,940	16,770
Fortress REIT Ltd. Class B	8,224	9,025
The Foschini Group Ltd.	3,104	39,321
Gold Fields Ltd.	11,360	40,471
Growthpoint Properties Ltd.	38,628	75,182
Hyprop Investments Ltd.	3,596	26,783
Imperial Holdings Ltd.	2,040	29,100
Investec Ltd.	3,791	26,552
Kumba Iron Ore Ltd. (a)	918	19,579
Liberty Holdings Ltd.	1,596	13,497
Life Healthcare Group Holdings Ltd.	18,348	33,261
MMI Holdings Ltd.	13,713	17,623
Mondi Ltd.	1,545	41,856
Mr Price Group Ltd.	3,490	57,337
MTN Group Ltd.	22,404	176,075
Naspers Ltd.	5,805	1,471,190
Nedbank Group Ltd.	3,019	54,884
Netcare Ltd.	15,491	31,173
Old Mutual Ltd. Common Stock (b)	65,939	133,584
Pick n Pay Stores Ltd.	4,879	26,689
Pioneer Foods Group Ltd. (a)	1,662	13,561
PSG Group Ltd.	2,111	33,234
Rand Merchant Investment Holdings Ltd.	8,726	23,824
Redefine Properties Ltd.	73,657	56,313
Remgro Ltd.	6,911	102,761
Resilient REIT Ltd.	3,159	12,951
RMB Holdings Ltd.	9,323	51,295
Sanlam Ltd.	22,893	116,104
Sappi Ltd.	6,964	46,344
Sasol Ltd.	7,334	267,757
Shoprite Holdings Ltd.	5,861	93,978
The SPAR Group Ltd.	2,418	32,657
Standard Bank Group Ltd.	17,116	238,442
Telkom SA SOC Ltd.	3,545	12,675
Tiger Brands Ltd.	2,096	50,676
Truworths International Ltd.	5,779	32,553
Vodacom Group Ltd.	7,936	70,894
Woolworths Holdings Ltd.	13,716	55,357

		4,456,492

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 0.8%
Acciona SA (a)	259	$21,421
Acerinox SA	1,905	25,171
ACS Actividades de Construccion y Servicios SA	4,607	186,353
Aedas Homes SAU (b) (d)	258	9,166
Aena SME SA (d)	1,155	209,516
Almirall SA	589	7,876
Amadeus IT Group SA	7,776	612,682
Applus Services SA	1,403	18,709
Atresmedia Corp. de Medios de Comunicacion SA (a)	933	7,841
Banco Bilbao Vizcaya Argentaria SA	115,396	815,039
Banco de Sabadell SA	103,918	173,405
Banco Santander SA	283,698	1,514,506
Bankia SA	22,657	84,478
Bankinter SA	10,950	106,514
Bolsas y Mercados Espanoles SHMSF SA	866	28,580
CaixaBank SA	63,860	275,860
Cellnex Telecom SAU (d)	1,629	40,992
Cia de Distribucion Integral Logista Holdings SA	580	14,998
CIE Automotive SA	811	23,884
Codere SA (b)	546	5,279
Construcciones y Auxiliar de Ferrocarriles SA	196	9,399
Corp. Financiera Alba SA	154	8,945
Distribuidora Internacional de Alimentacion SA	5,731	16,680
Ebro Foods SA	809	18,876
Enagas SA (a)	3,651	106,671
Ence Energia y Celulosa SA	1,566	13,876
Endesa SA (a)	5,806	127,963
Ercros SA	1,096	5,695
Euskaltel SA (d)	928	8,386
Faes Farma SA	2,966	12,562
Ferrovial SA	8,695	178,253
Fluidra SA	581	9,300
Fomento de Construcciones y Contratas SA (b)	768	9,682
Gas Natural SDG SA	6,459	170,906
Gestamp Automocion SA (b) (d)	1,809	13,518
Global Dominion Access SA (a) (b) (d)	1,317	7,135
Grifols SA	4,899	146,927
Grupo Catalana Occidente SA	439	19,544
Hispania Activos Inmobiliarios SOCIMI SA	5,116	108,937
Iberdrola SA	102,217	789,554
Indra Sistemas SA (b)	1,296	15,472
Industria de Diseno Textil SA	19,010	648,665
Inmobiliaria Colonial SA	16,227	179,201

	Number of Shares	Value
International Consolidated Airlines Group SA	11,110	$97,456
Lar Espana Real Estate Socimi SA	5,096	56,881
Liberbank SA (b)	19,804	10,089
Mapfre SA	16,115	48,495
Masmovil Ibercom SA (b)	135	15,689
Mediaset Espana Comunicacion SA	1,862	15,670
Melia Hotels International SA	1,258	17,234
Merlin Properties Socimi SA	19,597	284,656
Metrovacesa SA (b) (d)	516	9,040
Miquel y Costas & Miquel SA	183	6,899
Neinor Homes SA (b) (d)	793	14,825
NH Hotel Group SA (a)	1,859	13,732
Obrascon Huarte Lain SA (a)	1,921	6,139
Papeles y Cartones de Europa SA	468	9,256
Pharma Mar SA (b)	2,440	4,323
Promotora de Informaciones SA (a) (b)	1,542	2,891
Prosegur Cia de Seguridad SA	3,095	20,195
Realia Business SA (b)	2,536	3,161
Red Electrica Corp. SA (a)	7,496	152,510
Repsol SA	23,377	456,497
Sacyr SA	4,073	11,113
Siemens Gamesa Renewable Energy SA (a)	3,629	48,549
Talgo SA (d)	865	5,188
Tecnicas Reunidas SA (a)	383	12,330
Telefonica SA	82,149	700,193
Telepizza Group SA (b) (d)	1,187	8,018
Tubacex SA (a) (b)	1,009	3,349
Unicaja Banco SA (d)	10,099	17,189
Viscofan SA	466	31,719
Zardoya Otis SA	2,208	21,068

		8,912,771

Sweden — 0.8%
Aak Ab Common Stock	2,058	32,682
AcadeMedia AB (b) (d)	793	4,297
AF AB	673	15,373
Ahlsell AB (d)	3,461	20,409
Alfa Laval AB	5,311	125,632
Alimak Group AB (d)	596	9,123
Arjo AB Class B	2,973	10,592
Assa Abloy AB Class B	17,101	363,946
Atlas Copco AB Class A	11,876	344,211
Atlas Copco AB Class B	6,859	179,377
Attendo AB (d)	1,123	9,918
Avanza Bank Holding AB (a)	267	13,702
Axactor Common Stock Eur.52342 (a) (b)	1,516	4,517
Axfood AB	1,178	22,650
Betsson AB	1,397	8,476
Bilia AB	735	5,736
BillerudKorsnas AB	2,021	28,541

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BioGaia AB	207	$9,229
Biotage AB	653	8,360
Boliden AB	4,827	156,196
Bonava AB	998	11,703
Bravida Holding AB (d)	2,242	17,803
Bufab AB	261	3,301
Bure Equity AB	621	7,011
Byggmax Group AB	818	3,559
Camurus AB (a) (b)	236	2,497
Capio AB (d)	1,574	7,531
Castellum AB	15,846	256,596
Catena AB	774	15,098
Cherry AB (a) (b)	531	3,585
Clas Ohlson AB (a)	513	4,077
Cloetta AB	2,332	7,073
Collector AB (a) (b)	225	1,521
Com Hem Holding AB	1,675	27,212
D Carnegie & Co. AB (a) (b)	2,346	38,022
Dios Fastigheter AB	4,784	28,694
Dometic Group AB (d)	3,392	33,296
Dustin Group AB (d)	641	5,771
Elanders AB	195	1,451
Electrolux AB Series B	4,080	92,851
Elekta AB	4,200	55,326
Eltel AB (b) (d)	1,813	4,549
Epiroc AB Class A (b)	11,876	124,624
Epiroc AB Class B (b)	6,859	62,795
Essity AB Class B	10,691	263,699
Evolution Gaming Group AB (d)	228	14,184
Fabege AB	15,470	184,423
Fastighets AB Balder (b)	5,714	149,013
Getinge AB Class B	2,503	22,745
Granges AB	755	9,877
Haldex AB	280	2,776
Hansa Medical AB (b)	265	5,963
Hemfosa Fastigheter AB	8,724	102,017
Hennes & Mauritz AB Class B (a)	14,827	220,700
Hexagon AB Class B	4,441	247,348
Hexpol AB	2,827	29,373
Hoist Finance AB (d)	727	5,306
Holmen AB	1,156	26,243
Hufvudstaden AB Class A	6,524	93,371
Humana AB (a)	279	1,890
Husqvarna AB Class B	8,195	77,601
ICA Gruppen AB (a)	1,571	48,153
Industrivarden AB Class C	3,288	63,674
Indutrade AB	1,040	24,819
Intrum AB (a)	902	20,843
Investment AB Oresund (b)	260	3,650
Investor AB Class B	7,771	316,132
Inwido AB	803	5,744
ITAB Shop Concept AB Class B (a)	501	1,984
JM AB	769	13,721

	Number of Shares	Value
Kinnevik AB Class B	3,909	$133,744
Klovern AB Class B	31,853	35,318
Kungsleden AB	11,388	78,521
L E Lundbergforetagen AB Class B	1,158	35,545
LeoVegas AB (d)	812	6,429
Lindab International AB	596	4,363
Loomis AB	817	28,364
Lundin Petroleum AB	3,568	113,557
Mekonomen AB	332	4,587
Modern Times Group MTG AB Class B	594	24,838
Munters Group AB (a) (d)	745	3,775
Mycronic AB (a)	842	9,409
NCC AB Class B	954	15,849
NetEnt AB	2,042	10,883
New Wave Group AB Class B	685	4,015
Nibe Industrier AB Class B	3,408	36,536
Nobia AB	1,490	11,461
Nobina AB (d)	754	5,772
Nolato AB Class B	230	18,548
Nordea Bank AB	52,632	506,390
Oncopeptides Ab Common Stock Sek.11 (a) (b) (d)	231	4,134
Pandox AB	4,430	75,181
Paradox Interactive AB	162	3,361
Peab AB	1,994	15,008
Probi AB (b)	84	3,384
Radisson Hospitality AB (b)	389	1,248
Ratos AB Class B	2,373	7,923
RaySearch Laboratories AB (b)	213	2,494
Recipharm AB Class B (b)	450	6,729
Resurs Holding AB (d)	976	6,274
Saab AB Class B	733	30,419
Sandvik AB	20,119	356,547
SAS AB (b)	1,704	3,267
Scandi Standard AB	631	4,035
Scandic Hotels Group AB (d)	617	5,307
Securitas AB Class B	4,951	81,420
Skandinaviska Enskilda Banken AB Class A	29,194	277,185
Skanska AB Class B	6,266	113,778
SKF AB Class B	6,397	118,894
SkiStar AB	173	3,603
SSAB AB Class A	2,396	11,297
SSAB AB Class B	6,251	23,532
Starbreeze AB (a) (b)	3,532	4,140
Stillfront Group Ab Common Stock (b)	164	4,035
Storytel Ag Common Stock Sek.5 (b)	278	3,992
Svenska Cellulosa AB Class B	6,718	72,903
Svenska Handelsbanken AB Class A	26,190	290,706
Sweco AB Class B	786	18,517
Swedbank AB Class A	15,727	336,334
Swedish Match AB	2,998	148,403
Swedish Orphan Biovitrum AB (b)	1,849	40,297

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tele2 AB Class B	5,653	$66,395
Telefonaktiebolaget LM Ericsson Class B	54,879	422,386
Telia Co AB	49,492	226,141
The Thule Group AB (d)	1,154	28,646
Tobii AB (a) (b)	946	4,232
Trelleborg AB	2,638	56,157
Troax Group AB	132	4,241
Vitrolife AB	700	10,252
Volati AB	381	1,718
Volvo AB Class B	27,677	440,858
Wallenstam AB	9,835	88,400
Wihlborgs Fastigheter AB	7,780	89,950

		8,745,789

Switzerland — 2.1%
ABB Ltd. Registered	32,495	709,063
Adecco Group AG Registered	2,875	169,850
Allreal Holding AG (b)	808	131,731
ALSO Holding AG Registered	55	6,579
APG SGA SA	14	5,247
Arbonia AG (b)	523	8,620
Aryzta AG (b)	1,064	15,982
Ascom Holding AG	371	6,722
Autoneum Holding AG	31	7,254
Bachem Holding AG Registered Class B	50	6,598
Baloise Holding AG Registered	843	122,597
Banque Cantonale Vaudoise	34	26,143
Barry Callebaut AG Registered	43	77,215
Basilea Pharmaceutica AG (b)	118	7,857
Bell Foods Group AG	19	6,091
BKW AG	199	12,860
Bobst Group SA	94	9,629
Bossard Holding AG	68	12,634
Bucher Industries AG	76	25,442
Burckhardt Compression Holding AG	32	11,362
Burkhalter Holding AG (a)	55	4,657
Cembra Money Bank AG	311	24,477
Chocoladefabriken Lindt & Spruengli AG	18	116,742
Chocoladefabriken Lindt & Spruengli AG Registered	1	76,077
Chubb Ltd.	13,603	1,727,853
Cie Financiere Richemont SA Registered	9,164	776,345
Clariant AG	3,468	83,042
Coca-Cola HBC AG	3,293	109,982
Comet Holding AG Registered	78	8,418
Conzzeta AG	14	16,112
Credit Suisse Group AG Registered	45,050	676,089
Daetwyler Holding AG	91	17,507
dormakaba Holding AG	36	25,226
Dufry AG Registered	494	62,967

	Number of Shares	Value
EDAG Engineering Group AG	101	$1,956
EFG International AG	1,021	7,657
Emmi AG	22	18,737
EMS-Chemie Holding AG Registered	146	93,723
Feintool International Holding AG	22	2,358
Flughafen Zuerich AG	228	46,532
Forbo Holding AG	13	19,424
Galenica AG (d)	559	29,725
GAM Holding Ltd.	1,832	25,305
Garmin Ltd.	2,412	147,132
Geberit AG Registered	653	280,532
Georg Fischer AG	47	60,231
Givaudan SA Registered	166	376,252
Gurit Holding AG	5	4,060
Helvetia Holding AG	73	41,717
Huber + Suhner AG	122	7,447
Idorsia Ltd. (b)	774	20,485
Implenia AG	187	14,233
Inficon Holding AG	18	9,155
Interroll Holding AG	7	12,282
Intershop Holding AG	14	7,137
Investis Holding SA	39	2,346
Julius Baer Group Ltd.	3,984	234,049
Kardex AG	66	9,146
Komax Holding AG	45	11,873
Kudelski SA	517	4,847
Kuehne & Nagel International AG Registered	911	136,838
LafargeHolcim Ltd. Registered	8,561	417,429
Landis+Gyr Group AG (a) (b)	300	20,865
LEM Holding SA Registered	4	5,973
Leonteq AG (b)	77	4,428
Logitech International SA	1,713	75,420
Lonza Group AG Registered	1,328	352,771
Meyer Burger Technology AG (a) (b)	5,985	5,660
Mobilezone Holding AG Registered	354	3,580
Mobimo Holding AG Registered	369	91,254
Molecular Partners AG (b)	49	1,134
Nestle SA Registered	54,415	4,212,634
Novartis AG Registered	39,082	2,960,248
OC Oerlikon Corp. AG Registered	2,331	35,687
Orascom Development Holding AG (b)	170	2,545
Oriflame Holding AG	478	15,409
Orior AG	43	3,699
Panalpina Welttransport Holding AG Registered (a)	128	17,428
Pargesa Holding SA	641	54,368
Partners Group Holding AG	303	222,253
PSP Swiss Property AG Registered	2,340	217,228
Rieter Holding AG Registered	33	5,707
Roche Holding AG	12,346	2,747,173
Schindler Holding AG	678	146,024

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schindler Holding AG Registered	396	$83,373
Schmolz + Bickenbach AG Registered (b)	6,344	4,959
Schweiter Technologies AG	12	12,524
SFS Group AG	192	20,299
SGS SA Registered	96	255,753
Siegfried Holding AG Registered	38	15,208
Sika AG Registered	2,280	314,199
Sonova Holding AG Registered	919	164,864
St Galler Kantonalbank AG	28	14,571
Straumann Holding AG Registered	186	141,591
Sulzer AG Registered	153	18,559
Sunrise Communications Group AG (d)	385	31,380
The Swatch Group AG	544	258,403
The Swatch Group AG Registered	875	75,762
Swiss Life Holding AG Registered	609	211,820
Swiss Prime Site AG Registered	4,473	411,472
Swiss Re AG	5,511	476,195
Swisscom AG Registered	461	206,086
Swissquote Group Holding SA	74	4,099
Tecan Group AG Registered	125	30,390
Temenos Group AG Registered	1,066	161,202
Transocean Ltd. (b)	9,090	122,170
U-Blox AG	75	14,889
UBS Group AG Registered	67,841	1,043,739
Valiant Holding AG Registered	173	19,584
Valora Holding AG Registered	40	13,079
VAT Group AG (d)	298	39,833
Vifor Pharma AG	742	118,392
Vontobel Holding AG Registered	301	21,844
VZ Holding AG	35	10,979
Ypsomed Holding AG Registered (a)	41	5,973
Zehnder Group AG Registered	72	2,985
Zur Rose Group AG (b)	58	7,606
Zurich Insurance Group AG	2,652	786,661

		23,469,509

Taiwan — 0.7%
Acer, Inc.	39,000	31,805
Advantech Co. Ltd.	4,287	28,236
ASE Industrial Holding Co. Ltd.	46,764	109,822
Asia Cement Corp.	28,000	30,729
Asustek Computer	9,000	82,140
AU Optronics Corp.	115,000	48,711
Catcher Technology Co. Ltd.	9,000	100,507
Cathay Financial Holding Co. Ltd.	107,754	189,938
Chang Hwa Commercial Bank Ltd.	66,150	38,427
Cheng Shin Rubber Industry Co. Ltd.	25,000	37,572
Chicony Electronics Co. Ltd.	8,040	18,105
China Airlines Ltd. (b)	38,000	11,877
China Development Financial Holding Corp.	179,000	65,411

	Number of Shares	Value
China Life Insurance Co. Ltd.	29,960	$31,524
China Steel Corp.	164,000	127,421
Chunghwa Telecom Co. Ltd.	50,000	180,319
Compal Electronics, Inc.	58,000	36,488
CTBC Financial Holding Co. Ltd.	233,000	167,611
Delta Electronics, Inc.	27,036	96,995
E.Sun Financial Holding Co. Ltd.	117,775	82,046
Eclat Textile Co. Ltd.	2,499	29,681
Eva Airways Corp.	28,840	13,944
Evergreen Marine Corp. Taiwan Ltd. (b)	23,391	9,964
Far Eastern New Century Corp.	43,000	40,718
Far EasTone Telecommunications Co. Ltd.	22,000	56,842
Feng TAY Enterprise Co. Ltd.	4,000	20,052
First Financial Holding Co. Ltd.	129,540	87,499
Formosa Chemicals & Fibre Corp.	46,000	183,093
Formosa Petrochemical Corp.	16,000	64,159
Formosa Plastics Corp.	59,000	217,519
Formosa Taffeta Co. Ltd.	11,000	12,045
Foxconn Technology Co. Ltd.	12,000	29,340
Fubon Financial Holding Co. Ltd.	89,071	149,147
Giant Manufacturing Co. Ltd.	4,000	16,906
Globalwafers Co. Ltd.	3,000	49,797
Highwealth Construction Corp.	10,000	14,834
Hiwin Technologies Corp.	3,060	36,073
Hon Hai Precision Industry Co. Ltd.	218,016	596,139
Hotai Motor Co. Ltd.	4,032	35,476
HTC Corp. (b)	9,000	16,775
Hua Nan Financial Holdings Co. Ltd.	90,700	52,779
Innolux Corp.	125,000	44,859
Inventec Corp.	32,000	25,116
Largan Precision Co. Ltd.	1,410	207,250
Lite On Technology Corp.	28,000	33,861
Macronix International (b)	25,000	35,506
MediaTek, Inc.	20,000	196,547
Mega Financial Holding Co. Ltd.	144,000	126,966
Micro-Star International Co. Ltd.	9,339	28,820
Nan Ya Plastics Corp.	68,000	194,271
Nanya Technology Corp.	14,538	39,585
Nien Made Enterprise Co. Ltd.	2,000	17,072
Novatek Microelectronics Corp.	8,000	36,037
Pegatron Corp.	27,000	55,479
Phison Electronics Corp.	1,826	14,421
Pou Chen Corp.	30,000	34,806
Powertech Technology, Inc.	10,000	28,995
President Chain Store Corp.	7,000	79,237
Quanta Computer, Inc.	35,000	61,357
Realtek Semiconductor Corp.	6,000	21,811
Ruentex Development Co. Ltd. (b)	13,200	15,223
Ruentex Industries Ltd.	8,000	16,303
Shin Kong Financial Holding Co. Ltd.	110,000	42,334
SinoPac Financial Holdings Co. Ltd.	141,795	51,117
Standard Foods Corp.	5,320	10,759

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synnex Technology International Corp.	19,000	$28,687
TaiMed Biologics, Inc. (b)	1,985	20,268
Taishin Financial Holding Co. Ltd.	124,542	58,777
Taiwan Business Bank	43,740	13,495
Taiwan Cement Corp.	51,000	70,785
Taiwan Cooperative Financial Holding Co. Ltd.	114,330	66,905
Taiwan High Speed Rail Corp.	26,000	20,371
Taiwan Mobile Co. Ltd.	21,000	76,098
Taiwan Semiconductor Manufacturing Co. Ltd.	326,218	2,320,927
Teco Electric and Machinery Co. Ltd.	25,000	18,759
Uni-President Enterprises Corp.	63,000	159,765
United Microelectronics Corp. (c)	158,000	88,278
Vanguard International Semiconductor Corp.	12,000	27,437
Walsin Technology Corp.	4,000	54,589
Win Semiconductors Corp.	5,000	35,911
Winbond Electronics Corp.	41,000	26,175
Wistron Corp.	34,154	25,329
WPG Holdings Ltd.	20,000	28,316
Yageo Corp.	3,000	110,573
Yuanta Financial Holding Co. Ltd.	133,000	60,590

		7,978,233

Thailand — 0.1%
Advanced Info Service PCL	13,700	76,518
Airports of Thailand PCL	56,600	107,669
Bangkok Bank PCL	2,900	17,099
Bangkok Dusit Medical Services PCL	50,200	37,838
Bangkok Expressway & Metro PCL	98,000	22,010
Banpu PCL	26,400	15,544
Berli Jucker PCL	17,100	26,075
BTS Group Holdings PCL	79,300	21,068
Bumrungrad Hospital PCL	4,800	24,126
Central Pattana PCL	18,200	38,290
Charoen Pokphand Foods PCL	45,100	32,948
CP ALL PCL	65,800	145,891
Delta Electronics Thailand PCL	6,400	11,284
Electricity Generating PCL	1,800	12,163
Energy Absolute PCL	19,400	19,130
Glow Energy PCL	6,900	19,727
Home Product Center PCL	53,700	21,723
Indorama Ventures PCL	21,300	35,113
IRPC PCL	139,300	24,357
Kasikornbank PCL	25,700	150,175
Krung Thai Bank PCL	48,800	24,605
Land & Houses PCL	39,300	13,401
Minor International PCL	27,800	27,209
PTT Exploration & Production PCL	18,900	80,015
PTT Global Chemical PCL	29,600	65,140
PTT PCL	139,400	201,677
Robinson Department Store PCL	6,800	11,489

	Number of Shares	Value
The Siam Cement PCL NVDR	6,000	$74,951
The Siam Commercial Bank PCL	24,100	86,216
Thai Oil PCL	15,700	36,804
Thai Union Group PCL	27,200	12,966
TMB Bank PCL	125,800	8,723
True Corp. PCL	135,700	21,716

		1,523,660

Turkey — 0.0%
Akbank Turk AS	27,432	44,764
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,125	16,052
Arcelik AS	3,324	11,032
Aselsan Elektronik Sanayi Ve Ticaret AS	4,520	22,755
BIM Birlesik Magazalar AS	2,822	41,244
Coca-Cola Icecek AS	1,282	9,465
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,852	8,329
Eregli Demir ve Celik Fabrikalari TAS	18,909	41,945
Ford Otomotiv Sanayi AS	1,074	14,307
Haci Omer Sabanci Holding AS	12,981	24,877
Koc Holding AS	10,438	32,260
Petkim Petrokimya Holding AS	8,319	8,771
TAV Havalimanlari Holding AS	1,949	9,519
Tofas Turk Otomobil Fabrikasi AS	1,835	9,601
Tupras-Turkiye Petrol Rafinerileri AS	1,686	39,629
Turk Hava Yollari AO (b)	7,373	21,712
Turkcell Iletisim Hizmetleri AS	14,112	37,245
Turkiye Garanti Bankasi AS	29,437	53,534
Turkiye Halk Bankasi AS	9,074	14,603
Turkiye Is Bankasi AS	19,195	23,746
Turkiye Sise ve Cam Fabrikalari AS	6,614	6,086
Turkiye Vakiflar Bankasi TAO	10,654	11,353
Ulker Biskuvi Sanayi AS (b)	1,897	7,438
Yapi ve Kredi Bankasi AS (b)	20,806	11,196

		521,463

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	27,923	53,687
Aldar Properties PJSC	50,539	27,825
DAMAC Properties Dubai Co. PJSC	21,125	11,802
DP World Ltd.	2,228	51,301
Dubai Investments PJSC	26,972	13,956
Dubai Islamic Bank PJSC	21,556	28,505
Emaar Development PJSC (b)	10,613	14,626
Emaar Malls PJSC	22,135	12,899
Emaar Properties PJSC	45,308	60,715
Emirates Telecommunications Group Co. PJSC	22,929	100,869
First Abu Dhabi Bank PJSC	19,328	63,947

		440,132

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 5.1%
3i Group PLC	17,129	$203,507
888 Holdings PLC	3,724	13,248
AA PLC	7,314	11,978
Abcam PLC	2,100	36,925
Acacia Mining PLC (b)	2,251	3,728
accesso Technology Group PLC (b)	275	9,145
Admiral Group PLC	3,567	89,722
Advanced Medical Solutions Group PLC	2,161	9,341
Aggreko PLC (a)	2,927	26,092
Alfa Financial Software Holdings PLC (b) (d)	1,178	2,727
Alliance Pharma Plc Common Stock Gbp.01	3,462	4,464
Allied Minds PLC (b)	2,160	3,006
Amdocs Ltd.	3,029	200,490
Anglo American PLC	18,579	412,597
Antofagasta PLC	6,237	81,025
AO World PLC (a) (b)	2,711	5,342
Aon PLC	7,159	982,000
Aptiv PLC	5,607	513,769
ARRIS International PLC (b)	3,697	90,373
Arrow Global Group PLC	1,955	6,243
Ascential PLC	4,037	24,082
Ashmore Group PLC	4,301	21,166
Ashtead Group PLC	8,767	261,136
ASOS PLC (b)	623	50,162
Associated British Foods PLC	6,224	224,408
Assura PLC	137,786	104,695
AstraZeneca PLC	22,141	1,532,936
Atlassian Corp. PLC Class A (b)	1,944	121,539
Auto Trader Group PLC (d)	15,414	86,625
Aveva Group PLC	719	25,469
Aviva PLC	71,596	476,097
Babcock International Group PLC	5,244	56,553
BAE Systems PLC	55,696	475,290
Bakkavor Group Plc Common Stock (a) (b) (d)	1,358	3,459
Balfour Beatty PLC	7,896	29,554
Bank of Georgia Group PLC	436	10,847
Barclays PLC	298,170	743,505
Barratt Developments PLC	18,802	127,855
BBA Aviation PLC	11,868	53,458
Beazley PLC	6,032	46,643
Bellway PLC	1,348	53,426
The Berkeley Group Holdings PLC	2,362	117,966
BHP Billiton PLC	36,669	820,585
Biffa PLC (d)	2,940	9,661
Big Yellow Group PLC	8,480	106,689
Blue Prism Group PLC (b)	565	13,589
Bodycote PLC	2,202	28,412
boohoo.com plc (b)	7,894	20,239

	Number of Shares	Value
Bovis Homes Group PLC	1,537	$23,230
BP PLC	350,092	2,665,677
Brewin Dolphin Holdings PLC	3,096	14,509
BrightSphere Investment Group PLC	1,387	19,779
British American Tobacco PLC	40,171	2,028,793
The British Land Co. PLC	62,578	555,060
Britvic PLC	3,066	31,506
BT Group PLC	149,662	430,627
BTG PLC (b)	3,343	22,770
Bunzl PLC	5,924	179,396
Burberry Group PLC	7,542	214,684
Burford Capital Ltd.	2,150	42,387
Cairn Energy PLC (b)	6,204	20,460
Capita PLC	18,862	39,756
Capital & Counties Properties PLC	41,919	158,924
Capital & Regional PLC	31,847	21,385
Card Factory PLC	3,635	9,458
Cardtronics PLC Class A (b)	671	16,225
Carnival PLC	3,035	173,609
Centamin PLC	12,518	19,654
Central Asia Metals PLC	1,839	6,110
Centrica PLC	94,294	196,141
Charter Court Financial Services Group PLC (b) (d)	1,269	5,581
Chemring Group PLC	2,865	8,412
Cineworld Group PLC	10,969	38,437
Civitas Social Housing PLC	3,065	4,329
Clinigen Healthcare Ltd. (b)	1,279	15,468
Close Brothers Group PLC	1,741	34,129
CMC Markets PLC (d)	1,589	4,185
Coats Group PLC	15,361	15,751
Cobham PLC (b)	26,197	44,444
Coca-Cola European Partners PLC	4,096	166,289
Compass Group PLC	27,282	581,222
Computacenter PLC	807	15,386
ConvaTec Group PLC (d)	24,650	69,040
Conviviality PLC (b) (c)	1,867	-
Costain Group PLC	1,034	6,003
Countryside Properties PLC (d)	4,312	19,567
Countrywide PLC (b)	2,072	1,030
Crest Nicholson Holdings plc	2,845	14,622
Croda International PLC	2,233	141,472
Custodian Reit PLC	17,112	27,370
CVS Group PLC	634	9,494
CYBG PLC (a)	10,112	42,348
Daejan Holdings PLC	236	18,308
Daily Mail & General Trust PLC Class A	3,198	31,234
Dairy Crest Group PLC	1,550	10,034
Dart Group PLC	997	10,228
De La Rue PLC	1,059	7,766
Debenhams PLC (a)	6,017	1,182
Dechra Pharmaceuticals PLC	1,147	42,072

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Derwent London PLC	5,961	$244,315
DFS Furniture PLC	2,183	5,919
Diageo PLC	42,811	1,536,731
Dialog Semiconductor PLC (b)	874	13,315
Dignity PLC	626	8,300
Diploma PLC	1,280	22,084
Direct Line Insurance Group PLC	22,585	102,165
Dixons Carphone PLC	11,248	27,691
Domino’s Pizza Group PLC	5,482	25,034
Drax Group PLC	4,251	18,385
DS Smith PLC	11,871	81,617
Dunelm Group PLC	1,001	6,667
easyJet PLC	2,501	55,036
EI Group PLC (b)	5,609	10,806
Electrocomponents PLC	5,035	50,357
Elementis PLC	4,819	16,068
EMIS Group PLC	538	6,318
Empiric Student Property PLC	33,710	39,415
EnQuest PLC (b)	14,883	6,907
Equiniti Group PLC (d)	4,428	14,399
Eros International PLC (a) (b)	528	6,864
Essentra PLC	2,831	17,944
esure Group PLC	3,309	9,492
Evraz PLC	4,119	27,626
Experian PLC	15,956	394,604
F&C UK Real Estate Investment Ltd.	10,185	13,421
Faroe Petroleum PLC (b)	2,747	5,312
Ferguson PLC	4,241	344,132
Ferrexpo PLC	3,509	8,481
Fevertree Drinks PLC	1,060	47,416
Firstgroup PLC (b)	13,102	14,426
Forterra PLC (d)	2,084	8,416
Fresnillo PLC	4,393	66,229
Frontier Developments PLC (b)	221	3,907
G4S PLC	28,112	99,175
Galliford Try PLC	1,308	15,075
Games Workshop Group PLC	340	13,425
Gates Industrial Corp. PLC (b)	962	15,652
GB Group PLC	1,320	10,399
GCP Student Living PLC	21,134	40,989
Genus PLC	661	22,953
Georgia Capital PLC (b)	436	5,927
GlaxoSmithKline PLC	87,069	1,756,686
Glencore PLC	202,910	962,033
Gocompare.Com Group PLC	3,920	6,776
Grainger PLC	24,281	98,634
Great Portland Estates PLC	15,822	149,085
Greene King PLC	3,471	26,350
Greggs PLC	1,220	16,002
GVC Holdings PLC	9,549	132,317
Halfords Group PLC	2,191	10,023
Halma PLC	4,340	78,366
Hammerson PLC	51,577	354,765

	Number of Shares	Value
Hansteen Holdings PLC	23,714	$32,606
Hargreaves Lansdown PLC	5,238	136,243
Hastings Group Holdings Ltd. (d)	3,369	11,316
Hays PLC	15,740	38,751
Helical PLC	6,268	28,056
Hikma Pharmaceuticals PLC	1,643	32,513
Hill & Smith Holdings PLC	839	16,371
Hochschild Mining PLC	2,775	6,970
HomeServe PLC	3,225	38,164
Hostelworld Group Plc (d)	1,317	5,492
Hotel Chocolat Group Ltd.	612	3,210
Howden Joinery Group PLC	7,147	50,548
HSBC Holdings PLC	349,503	3,277,181
Hunting PLC (b)	1,679	17,164
Hurricane Energy PLC (a) (b)	16,221	10,169
Ibstock PLC (d)	4,676	18,459
IG Group Holdings PLC	4,210	47,833
IMI PLC	2,928	43,722
Imperial Brands PLC	16,573	617,101
Inchcape PLC	4,742	48,834
Indivior PLC (b)	8,256	41,397
Informa PLC	21,902	241,306
Inmarsat PLC	5,219	37,866
IntegraFin Holdings PLC (b)	2,167	10,313
InterContinental Hotels Group PLC	3,139	195,281
Intermediate Capital Group PLC	3,334	48,417
International Game Technology PLC (a)	2,087	48,502
International Personal Finance PLC	2,114	5,688
Intertek Group PLC	2,778	209,507
Intu Properties PLC (a)	50,997	121,214
Investec PLC	10,794	76,530
iomart Group PLC	645	3,193
IQE PLC (a) (b)	7,575	10,149
ITE Group PLC (a)	3,635	3,837
ITV PLC	61,772	141,802
IWG PLC	7,814	32,824
J D Wetherspoon PLC	718	11,931
J Sainsbury PLC	32,255	136,684
JD Sports Fashion PLC	5,010	29,122
John Laing Group PLC (d)	5,342	19,420
John Menzies PLC	797	6,594
John Wood Group PLC	12,190	100,610
Johnson Matthey PLC	3,210	153,100
JPJ Group PLC (b)	544	6,886
JRP Group PLC	10,592	18,866
Jupiter Fund Management PLC	5,007	29,441
Just Eat PLC (b)	5,981	61,482
Kainos Group PLC	919	4,856
KAZ Minerals PLC (b)	2,822	31,162
KCOM Group PLC	4,832	6,174
Keller Group PLC	787	10,527
Keywords Studios PLC	529	12,452

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kier Group PLC	1,112	$14,077
Kingfisher PLC	37,342	146,322
Land Securities Group PLC	46,385	583,913
Learning Technologies Group PLC	3,520	5,202
Legal & General Group PLC	102,313	359,066
LivaNova PLC (b)	825	82,352
Lloyds Banking Group PLC	1,256,245	1,045,101
London Stock Exchange Group PLC	5,487	323,277
LondonMetric Property PLC	37,685	91,782
Lookers PLC	4,314	6,171
LXI REIT plc	9,234	13,465
Majestic Wine PLC	464	2,934
Man Group PLC	17,933	41,590
Marks & Spencer Group PLC (a)	28,053	109,162
Marshalls PLC	2,317	12,469
Marston’s PLC	6,039	7,929
McCarthy & Stone PLC (d)	5,362	6,938
Mediclinic International PLC	5,342	37,107
Meggitt PLC	12,128	78,936
Melrose Industries PLC	84,825	238,038
Merlin Entertainments PLC (d)	12,144	61,962
Metro Bank PLC (a) (b)	861	36,615
Michael Kors Holdings Ltd. (b)	3,028	201,665
Micro Focus International PLC	7,761	134,956
Mitchells & Butlers PLC	2,154	7,401
Mitie Group PLC	4,044	8,338
Mondi PLC	6,260	168,627
Moneysupermarket.com Group PLC	6,111	25,390
Morgan Advanced Materials PLC	3,271	14,096
Morgan Sindall Group PLC	387	7,342
N Brown Group PLC	2,162	4,828
National Express Group PLC	5,144	27,248
National Grid PLC	59,174	654,670
NCC Group PLC	3,222	8,706
NewRiver REIT PLC (a)	17,986	64,075
NEX Group PLC	3,699	50,087
Next PLC	2,515	200,774
Nielsen Holdings PLC	7,555	233,676
NMC Health PLC	1,858	87,680
Noble Corp. PLC (b)	4,077	25,807
Northgate PLC	1,333	7,154
Nostrum Oil & Gas PLC (a) (b)	1,209	3,080
Novocure Ltd. (b)	1,215	38,030
Numis Corp. PLC	702	3,834
Ocado Group PLC (b)	5,891	79,844
On the Beach Group PLC (d)	998	6,608
OneSavings Bank PLC	2,223	12,043
Ophir Energy PLC (b)	6,700	4,466
Oxford Biomedica PLC (b)	530	6,894
Oxford Immunotec Global PLC (b)	462	5,955
Oxford Instruments PLC	543	7,182
Pagegroup PLC	3,592	26,673
The Paragon Banking Group PLC	3,040	19,217

	Number of Shares	Value
Patisserie Holdings PLC	485	$2,998
Pearson PLC	13,656	158,789
Pendragon PLC	14,607	4,715
Pennon Group PLC	4,738	49,659
Persimmon PLC	5,305	177,294
Petrofac Ltd.	3,002	23,129
Pets at Home Group Plc (a)	4,825	8,241
Phoenix Spree Deutschland Ltd.	4,334	19,731
Photo-Me International PLC	2,817	3,786
Playtech PLC	3,455	34,324
Polypipe Group plc	2,263	11,475
Premier Foods PLC (b)	9,741	4,872
Premier Oil PLC (b)	8,440	14,309
Primary Health Properties PLC (a)	41,113	63,259
Provident Financial PLC (b)	2,784	22,033
Prudential PLC	45,217	1,033,150
Purplebricks Group PLC (a) (b)	2,581	11,066
PZ Cussons PLC	3,191	9,489
QinetiQ Group PLC	6,196	21,992
Quilter PLC (b) (d)	23,249	44,466
Randgold Resources Ltd.	1,573	120,977
Rathbone Brothers PLC	473	16,188
RDI REIT PLC	77,580	35,787
Reckitt Benckiser Group PLC	11,640	956,871
Redde PLC	3,981	9,245
Redrow PLC	2,761	19,414
Regional REIT Ltd. (d)	16,538	20,722
RELX PLC	18,369	393,253
Renewi PLC	8,835	9,093
Renishaw PLC	416	29,085
Rentokil Initial PLC	20,376	94,300
The Restaurant Group PLC	1,959	7,273
Restore PLC	1,107	7,537
Rightmove PLC	1,008	70,629
Rio Tinto PLC	20,960	1,156,004
Rolls-Royce Holdings PLC	29,783	388,180
Rotork PLC	10,008	44,122
Rowan Cos. PLC Class A (b)	2,168	35,165
Royal Bank of Scotland Group PLC (b)	83,806	283,159
Royal Dutch Shell PLC Class A	80,223	2,780,091
Royal Dutch Shell PLC Class B	65,840	2,355,000
Royal Mail PLC	15,323	102,115
RPC Group PLC	4,475	44,172
RPS Group PLC	2,372	8,000
RSA Insurance Group PLC	18,837	168,866
Sabre Insurance Group PLC (b) (d)	1,404	5,020
SafeCharge International Group Ltd. (a)	667	3,125
Safestore Holdings PLC	11,972	86,767
Saga PLC	12,780	21,121
The Sage Group PLC	18,452	152,386
Sanne Group PLC	1,468	13,027

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savills PLC	1,601	$18,365
Scapa Group PLC	1,500	8,605
Schroder REIT Ltd.	31,918	25,994
Schroders PLC	2,345	97,706
Segro PLC	64,310	568,044
Senior PLC	4,910	19,667
Sensata Technologies Holding PLC (b)	3,586	170,622
Serco Group PLC (b)	12,473	16,250
Severn Trent PLC	4,356	113,695
Shaftesbury PLC	12,551	154,832
Shire PLC	16,112	906,101
SIG PLC	6,834	12,582
Sirius Minerals PLC (a) (b)	47,684	20,795
Sky PLC	17,641	340,253
Smart Metering Systems PLC	1,034	10,615
Smith & Nephew PLC	15,471	284,513
Smiths Group PLC	6,992	156,636
Soco International PLC	2,825	3,594
Softcat PLC	1,136	11,483
SolGold PLC (a) (b)	10,166	3,059
Sophos Group PLC (d)	3,643	30,378
Sound Energy PLC (a) (b)	9,553	5,044
Spectris PLC	1,357	46,655
Spirax-Sarco Engineering PLC	808	69,424
Spire Healthcare Group PLC (d)	2,671	8,831
Sports Direct International PLC (b)	2,078	10,935
SSE PLC	17,440	311,587
SSP Group Plc	5,277	44,137
St Modwen Properties PLC	2,188	12,137
St. James’s Place PLC	9,274	140,396
Staffline Group PLC	297	3,672
Stagecoach Group PLC	4,634	8,656
Stallergenes Greer PLC (b)	63	2,258
Standard Chartered PLC	49,444	451,773
Standard Life Aberdeen PLC	47,270	203,137
Standard Life Investment Property, Income Trust Ltd.	23,213	28,515
STERIS PLC	1,774	186,288
Stobart Group Ltd.	3,780	11,471
Stock Spirits Group PLC	1,935	5,815
Superdry PLC	652	9,654
Synthomer PLC	3,157	21,857
TalkTalk Telecom Group PLC	7,875	10,861
Target Healthcare REIT Ltd.	15,948	23,254
Tate & Lyle PLC	5,359	45,703
Taylor Wimpey PLC	60,707	143,298
Ted Baker PLC	359	10,202
Telecom Plus PLC	704	10,460
Telford Homes PLC	520	2,710
Tesco PLC	171,017	579,240
The Go-Ahead Group PLC	515	10,791
Thomas Cook Group PLC	14,885	21,153
TORM PLC	387	3,048

	Number of Shares	Value
TP ICAP PLC	6,366	$35,379
Travis Perkins PLC	4,187	78,584
Triple Point Social Housing Reit Gbp. (d)	9,351	13,205
Tritax Big Box REIT PLC	84,789	174,411
Tullow Oil PLC (b)	15,856	51,033
Ultra Electronics Holdings PLC	880	19,107
Unilever PLC	21,655	1,197,889
The UNITE Group PLC	14,985	170,239
United Utilities Group PLC	11,461	115,408
Vectura Group PLC (b)	6,515	6,710
Vedanta Resources PLC	1,014	8,608
Vesuvius PLC	2,262	17,847
Victoria PLC (b)	943	10,267
Victrex PLC	987	37,791
Virgin Money Holdings UK PLC	3,296	15,956
Vodafone Group PLC	470,161	1,139,283
Watkin Jones PLC	1,709	4,626
The Weir Group PLC	4,270	112,648
WH Smith PLC	1,257	33,154
Whitbread PLC	3,184	166,331
William Hill PLC	9,826	39,272
Wm Morrison Supermarkets PLC	40,129	133,317
Workspace Group PLC	6,870	97,874
WPP PLC	21,904	344,684
ZPG PLC (d)	3,428	22,101

		56,118,278

United States — 59.1%
The The Bank of Princeton (b)	96	3,192
1-800-Flowers.com, Inc. Class A (b)	538	6,752
1st Constitution Bancorp	121	2,771
1st Source Corp.	256	13,678
22nd Century Group, Inc. (b)	1,947	4,790
2U, Inc. (b)	1,143	95,509
3D Systems Corp. (a) (b)	1,839	25,397
3M Co.	11,961	2,352,968
8x8, Inc. (b)	1,498	30,035
A. Schulman, Inc.	427	19,001
A.O. Smith Corp.	3,011	178,101
A10 Networks, Inc. (b)	953	5,937
AAC Holdings, Inc. (b)	100	937
AAON, Inc.	704	23,408
AAR Corp.	539	25,058
Aaron’s, Inc.	1,189	51,662
Abaxis, Inc.	373	30,963
Abbott Laboratories	35,479	2,163,864
AbbVie, Inc.	32,931	3,051,057
Abeona Therapeutics, Inc. (a) (b)	575	9,200
Abercrombie & Fitch Co. Class A	1,166	28,544
ABIOMED, Inc. (b)	894	365,691
ABM Industries, Inc.	1,126	32,857
Abraxas Petroleum Corp. (b)	2,937	8,488
Acacia Communications, Inc. (a) (b)	462	16,082

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Acacia Research Corp. (b)	955	$3,963
Acadia Healthcare Co., Inc. (b)	1,833	74,988
ACADIA Pharmaceuticals, Inc. (b)	1,667	25,455
Acadia Realty Trust	5,052	138,273
Accelerate Diagnostics, Inc. (b)	440	9,812
Acceleron Pharma, Inc. (b)	636	30,859
Access National Corp.	291	8,323
Acco Brands Corp.	1,767	24,473
Accuray, Inc. (b)	1,700	6,970
Achaogen, Inc. (a) (b)	457	3,958
Achillion Pharmaceuticals, Inc. (b)	2,301	6,512
ACI Worldwide, Inc. (b)	1,979	48,822
Aclaris Therapeutics, Inc. (b)	457	9,126
ACM Research, Inc. (b)	197	2,124
ACNB Corp.	91	3,099
Acorda Therapeutics, Inc. (b)	735	21,094
Activision Blizzard, Inc.	22,107	1,687,206
Actuant Corp. Class A	1,008	29,585
Acuity Brands, Inc.	861	99,764
Acushnet Holdings Corp.	551	13,477
Acxiom Corp. (b)	1,342	40,193
Adamas Pharmaceuticals, Inc. (a) (b)	373	9,635
Adams Resources & Energy, Inc.	67	2,881
Addus HomeCare Corp. (b)	144	8,244
Adesto Technologies Corp. (b)	305	2,562
ADMA Biologics, Inc. (b)	504	2,273
Adobe Systems, Inc. (b)	10,194	2,485,399
ADT, Inc. (a)	2,282	19,739
Adtalem Global Education, Inc. (b)	1,032	49,639
ADTRAN, Inc.	818	12,147
Aduro Biotech, Inc. (b)	1,088	7,616
Advance Auto Parts, Inc.	1,503	203,957
Advanced Disposal Services, Inc. (b)	1,246	30,876
Advanced Drainage Systems, Inc.	754	21,527
Advanced Emissions Solutions, Inc.	402	4,567
Advanced Energy Industries, Inc. (b)	676	39,269
Advanced Micro Devices, Inc. (b)	19,248	288,528
AdvanSix, Inc. (b)	508	18,608
Adverum Biotechnologies, Inc. (b)	924	4,897
AECOM (b)	3,358	110,915
Aegion Corp. (b)	527	13,570
Aeglea BioTherapeutics, Inc. (b)	277	2,931
Aerie Pharmaceuticals, Inc. (b)	603	40,733
Aerohive Networks, Inc. (b)	766	3,041
Aerojet Rocketdyne Holdings, Inc. (b)	1,174	34,621
Aerovironment, Inc. (b)	354	25,286
AES Corp.	14,013	187,914
Aetna, Inc.	9,391	1,723,248
Affiliated Managers Group, Inc.	1,146	170,376
Aflac, Inc.	22,429	964,896
AG Mortgage Investment Trust, Inc.	530	9,959
AGCO Corp.	1,399	84,947
Agenus, Inc. (a) (b)	1,277	2,899

	Number of Shares	Value
Agilent Technologies, Inc.	6,833	$422,553
Agilysys, Inc. (b)	298	4,619
Agios Pharmaceuticals, Inc. (b)	1,071	90,210
AGNC Investment Corp.	8,989	167,106
Agree Realty Corp.	1,969	103,904
AgroFresh Solutions, Inc. (b)	559	3,919
Aimmune Therapeutics, Inc. (b)	733	19,710
Air Lease Corp.	2,031	85,241
Air Products & Chemicals, Inc.	6,434	1,001,967
Air Transport Services Group, Inc. (b)	993	22,432
AK Steel Holding Corp. (a) (b)	5,357	23,249
Akamai Technologies, Inc. (b)	3,514	257,330
Akcea Therapeutics, Inc. (a) (b)	203	4,813
Akebia Therapeutics, Inc. (b)	868	8,663
Akorn, Inc. (b)	1,586	26,312
Alamo Group, Inc.	159	14,367
Alarm.com Holdings, Inc. (b)	518	20,917
Alaska Air Group, Inc.	2,544	153,632
Albany International Corp. Class A	487	29,293
Albemarle Corp.	2,334	220,166
Albireo Pharma, Inc. (b)	155	5,503
Alcoa Corp. (b)	3,947	185,035
Alder Biopharmaceuticals, Inc. (b)	933	14,741
Aldeyra Therapeutics, Inc. (b)	291	2,313
Alexander & Baldwin, Inc.	1,162	27,307
Alexander’s, Inc.	130	49,742
Alexandria Real Estate Equities, Inc.	6,914	872,339
Alexion Pharmaceuticals, Inc. (b)	6,279	779,538
Alico, Inc.	92	2,916
Align Technology, Inc. (b)	1,680	574,795
Alleghany Corp.	312	179,391
Allegheny Technologies, Inc. (b)	2,130	53,506
Allegiance Bancshares, Inc. (b)	226	9,797
Allegiant Travel Co.	220	30,569
Allena Pharmaceuticals, Inc. (b)	196	2,554
ALLETE, Inc.	874	67,656
Alliance Data Systems Corp.	1,022	238,330
Alliance One International, Inc. (b)	159	2,520
Alliant Energy Corp.	4,910	207,791
Allied Motion Technologies, Inc.	123	5,889
Allison Transmission Holdings, Inc.	2,557	103,533
Allscripts Healthcare Solutions, Inc. (b)	2,914	34,968
The Allstate Corp.	10,302	940,264
Ally Financial, Inc.	9,125	239,714
Alnylam Pharmaceuticals, Inc. (b)	1,891	186,245
Alphabet, Inc. Class A (b)	6,195	6,995,332
Alphabet, Inc. Class C (b)	6,314	7,044,214
Alta Mesa Resources, Inc. (b)	1,613	10,985
Altair Engineering, Inc. (b)	420	14,356
Alteryx, Inc. Class A (a) (b)	471	17,973
Altra Industrial Motion Corp.	483	20,817
Altria Group, Inc.	39,263	2,229,746

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AMAG Pharmaceuticals, Inc. (a) (b)	574	$11,193
Amazon.com, Inc. (b)	8,431	14,331,014
Ambac Financial Group, Inc. (b)	767	15,225
Amber Road, Inc. (b)	428	4,027
AMC Entertainment Holdings, Inc. Class A (a)	904	14,374
AMC Networks, Inc. Class A (b)	938	58,344
Amedisys, Inc. (b)	482	41,192
AMERCO	148	52,710
Ameren Corp.	5,154	313,621
Ameresco, Inc. Class A (b)	232	2,784
America’s Car-Mart, Inc. (b)	98	6,066
American Airlines Group, Inc.	8,892	337,540
American Assets Trust, Inc.	2,459	94,155
American Axle & Manufacturing Holdings, Inc. (b)	1,881	29,268
American Campus Communities, Inc.	9,249	396,597
American Eagle Outfitters, Inc.	2,759	64,147
American Electric Power Co., Inc.	14,481	1,002,809
American Equity Investment Life Holding Co.	1,517	54,612
American Express Co.	20,806	2,038,988
American Financial Group, Inc.	1,527	163,893
American Homes 4 Rent Class A	17,571	389,725
American International Group, Inc.	26,382	1,398,774
American National Bankshares, Inc.	122	4,880
American National Insurance Co.	163	19,493
American Outdoor Brands Corp. (b)	926	11,140
American Public Education, Inc. (b)	277	11,662
American Railcar Industries, Inc.	154	6,080
American Renal Associates Holdings, Inc. (b)	259	4,084
American Software, Inc. Class A	432	6,294
American States Water Co.	614	35,096
American Tower Corp.	12,874	1,856,045
American Vanguard Corp.	472	10,832
American Water Works Co., Inc.	3,775	322,309
American Woodmark Corp. (b)	241	22,064
Americold Realty Trust	3,298	72,622
Ameriprise Financial, Inc.	3,061	428,173
Ameris Bancorp	680	36,278
AMERISAFE, Inc.	322	18,595
AmerisourceBergen Corp.	3,392	289,236
Ames National Corp.	109	3,363
AMETEK, Inc.	4,838	349,110
Amgen, Inc.	13,727	2,533,867
Amicus Therapeutics, Inc. (a) (b)	3,204	50,046
Amkor Technology, Inc. (b)	1,729	14,852
AMN Healthcare Services, Inc. (b)	815	47,759
Amneal Pharmaceuticals, Inc. (b)	1,471	24,139
Amphastar Pharmaceuticals, Inc. (b)	614	9,370
Amphenol Corp. Class A	6,254	545,036
Ampio Pharmaceuticals, Inc. (a) (b)	1,420	3,124

	Number of Shares	Value
AmTrust Financial Services, Inc.	1,874	$27,304
Amyris, Inc. (b)	455	2,907
Anadarko Petroleum Corp.	15,113	1,107,027
Analog Devices, Inc.	7,829	750,958
AnaptysBio, Inc. (b)	303	21,525
Andeavor	2,986	391,703
The Andersons, Inc.	454	15,527
AngioDynamics, Inc. (b)	609	13,544
ANI Pharmaceuticals, Inc. (b)	134	8,951
Anika Therapeutics, Inc. (b)	244	7,808
Anixter International, Inc. (b)	493	31,207
Annaly Capital Management, Inc.	24,497	252,074
ANSYS, Inc. (b)	1,766	307,602
Antares Pharma, Inc. (a) (b)	2,046	5,279
Antero Resources Corp. (b)	5,117	109,248
Anthem, Inc.	7,498	1,784,749
Anworth Mortgage Asset Corp.	1,453	7,221
Apache Corp.	8,099	378,628
Apartment Investment & Management Co. Class A	10,577	447,407
Apellis Pharmaceuticals, Inc. (b)	611	13,442
Apergy Corp. (b)	1,675	69,931
Apogee Enterprises, Inc.	481	23,170
Apollo Commercial Real Estate Finance, Inc.	2,064	37,730
Apollo Medical Holdings, Inc. (b)	415	10,732
Appfolio, Inc. Class A (b)	248	15,165
Apple Hospitality REIT, Inc.	14,657	262,067
Apple, Inc.	102,015	18,883,997
Applied Industrial Technologies, Inc.	647	45,387
Applied Materials, Inc.	30,890	1,426,809
Applied Optoelectronics, Inc. (a) (b)	318	14,278
Approach Resources Inc. (a) (b)	1,143	2,789
Apptio, Inc. Class A (b)	566	20,489
AptarGroup, Inc.	1,306	121,954
Aqua America, Inc.	3,774	132,769
Aquantia Corp. (b)	396	4,586
Aramark	5,176	192,030
Aratana Therapeutics, Inc. (b)	569	2,418
Arbor Realty Trust, Inc. (a)	892	9,304
ArcBest Corp.	434	19,834
Arch Coal, Inc. Class A	322	25,254
Archer-Daniels-Midland Co.	11,841	542,673
Archrock, Inc.	2,060	24,720
Arconic, Inc.	9,233	157,053
Arcus Biosciences, Inc. (a) (b)	147	1,799
Ardelyx, Inc. (b)	344	1,273
Ardmore Shipping Corp. (b)	438	3,592
Arena Pharmaceuticals, Inc. (b)	863	37,627
Ares Commercial Real Estate Corp.	392	5,414
Argan, Inc.	221	9,050
Arista Networks, Inc. (b)	1,205	310,275
Arlington Asset Investment Corp. Class A (a)	546	5,629

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Armada Hoffler Properties, Inc.	749	$11,160
ARMOUR Residential REIT, Inc.	716	16,332
Armstrong Flooring, Inc. (b)	292	4,100
Armstrong World Industries, Inc. (b)	951	60,103
Arqule, Inc. (b)	1,469	8,124
Array BioPharma, Inc. (b)	3,384	56,784
Arrow Electronics, Inc. (b)	1,843	138,741
Arrow Financial Corp.	181	6,588
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,473	20,033
Arsanis, Inc. (b)	148	537
Artesian Resources Corp. Class A	104	4,032
Arthur J Gallagher & Co.	3,824	249,631
Artisan Partners Asset Management, Inc. Class A	812	24,482
Asbury Automotive Group, Inc. (b)	352	24,130
Ascena Retail Group, Inc. (b)	2,953	11,768
Asgn, Inc. (b)	862	67,400
Ashford Hospitality Trust, Inc.	5,466	44,275
Ashland Global Holdings, Inc.	1,309	102,338
Aspen Technology, Inc. (b)	1,514	140,408
Assembly Biosciences, Inc. (b)	268	10,508
Associated Banc-Corp.	3,577	97,652
Associated Capital Group, Inc. Class A (a)	42	1,594
Assurant, Inc.	1,112	115,081
Astec Industries, Inc.	401	23,980
Astronics Corp. (b)	358	12,877
Asure Software, Inc. (b)	165	2,632
At Home Group, Inc. (b)	448	17,539
AT&T, Inc.	150,744	4,840,390
Atara Biotherapeutics, Inc. (b)	688	25,284
athenahealth, Inc. (b)	853	135,746
Athenex, Inc. (b)	715	13,342
Athersys, Inc. (a) (b)	2,346	4,622
Atkore International Group, Inc. (b)	676	14,041
Atlantic Capital Bancshares, Inc. (b)	430	8,450
Atlas Air Worldwide Holdings, Inc. (b)	395	28,321
Atmos Energy Corp.	2,304	207,683
ATN International, Inc.	172	9,076
AtriCure, Inc. (b)	536	14,499
Atrion Corp.	23	13,786
Auburn National Bancorporation, Inc.	50	2,481
Audentes Therapeutics, Inc. (b)	542	20,710
Autodesk, Inc. (b)	4,648	609,306
Automatic Data Processing, Inc.	12,933	1,734,833
AutoNation, Inc. (b)	1,177	57,179
AutoZone, Inc. (b)	568	381,088
AV Homes, Inc. (b)	223	4,772
AvalonBay Communities, Inc.	9,385	1,613,188
Avangrid, Inc.	1,186	62,775
Avanos Medical, Inc.	795	45,514

	Number of Shares	Value
Avaya Holdings Corp. (b)	1,767	$35,481
AVEO Pharmaceuticals, Inc. (a) (b)	1,727	3,903
Avery Dennison Corp.	1,860	189,906
Avid Bioservices, Inc. (b)	861	3,375
Avid Technology, Inc. (b)	718	3,734
Avis Budget Group, Inc. (b)	1,181	38,382
Avista Corp.	1,115	58,716
Avnet, Inc.	2,484	106,539
AVX Corp.	748	11,721
AXA Equitable Holdings, Inc. (b)	2,914	60,058
Axcelis Technologies, Inc. (b)	508	10,058
AxoGen, Inc. (b)	564	28,341
Axon Enterprise, Inc. (b)	877	55,409
AXT, Inc. (b)	785	5,534
AZZ, Inc.	442	19,205
B&G Foods, Inc. (a)	1,122	33,548
B. Riley Financial, Inc.	360	8,118
Babcock & Wilcox Enterprises, Inc. (b)	539	1,283
Badger Meter, Inc.	472	21,098
Baker Hughes a GE Co.	12,213	403,395
Balchem Corp.	546	53,584
Baldwin & Lyons, Inc. Class B	208	5,075
Ball Corp.	7,290	259,159
Banc of California, Inc.	744	14,545
BancFirst Corp.	311	18,411
The Bancorp, Inc. (b)	822	8,598
BancorpSouth Bank	1,609	53,017
Bank of America Corp.	195,994	5,525,071
Bank of Commerce Holdings	179	2,282
Bank of Hawaii Corp.	884	73,743
Bank of Marin Bancorp	126	10,187
The Bank of New York Mellon Corp.	27,441	1,479,893
Bank OZK	2,550	114,852
BankFinancial Corp.	268	4,730
BankUnited, Inc.	2,197	89,747
Bankwell Financial Group, Inc.	135	4,340
Banner Corp.	554	33,312
Bar Harbor Bankshares	230	6,967
Barnes & Noble Education, Inc. (b)	501	2,826
Barnes & Noble, Inc.	824	5,232
Barnes Group, Inc.	852	50,183
Barrett Business Services, Inc.	115	11,106
Basic Energy Services, Inc. (b)	413	4,588
Bassett Furniture Industries, Inc.	214	5,896
Baxter International, Inc.	14,682	1,084,119
Baycom Corp. (b)	172	4,257
BB&T Corp.	22,852	1,152,655
BBX Capital Corp.	1,094	9,879
BCB Bancorp, Inc.	263	3,945
Beacon Roofing Supply, Inc. (b)	1,136	48,416
Beazer Homes USA, Inc. (b)	533	7,862
Becton, Dickinson & Co.	7,777	1,863,058

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bed Bath & Beyond, Inc.	2,266	$45,150
Bel Fuse, Inc. Class B	198	4,138
Belden, Inc.	676	41,317
Bellicum Pharmaceuticals, Inc. (b)	676	4,989
Bemis Co., Inc.	1,897	80,072
Benchmark Electronics, Inc.	844	24,603
Beneficial Bancorp, Inc.	1,153	18,679
Benefitfocus, Inc. (a) (b)	333	11,189
Berkshire Hathaway, Inc. Class B (b)	40,174	7,498,477
Berkshire Hills Bancorp, Inc.	679	27,567
Berry Plastics Group, Inc. (b)	2,809	129,045
Best Buy Co., Inc.	5,126	382,297
BG Staffing, Inc.	75	1,744
BGC Partners, Inc. Class A	5,545	62,769
Big 5 Sporting Goods Corp.	265	2,014
Big Lots, Inc.	733	30,625
Biglari Holdings, Inc. (b)	16	2,936
Biglari Holdings, Inc. (b)	1	950
Bio-Rad Laboratories, Inc. Class A (b)	445	128,400
Bio-Techne Corp.	785	116,141
BioCryst Pharmaceuticals, Inc. (a) (b)	1,859	10,652
Biogen, Inc. (b)	6,188	1,796,005
BioMarin Pharmaceutical, Inc. (b)	3,738	352,120
BioScrip, Inc. (b)	2,282	6,686
BioSpecifics Technologies Corp. (b)	120	5,383
BioTelemetry, Inc. (b)	543	24,435
BioTime, Inc. (a) (b)	2,015	4,151
BJ’s Restaurants, Inc.	341	20,460
Black Hills Corp.	909	55,640
Black Knight, Inc. (b)	2,992	160,222
Blackbaud, Inc.	815	83,497
Blackline, Inc. (b)	547	23,756
BlackRock, Inc.	3,614	1,803,531
Blackstone Mortgage Trust, Inc. (a)	1,709	53,714
Bloomin’ Brands, Inc.	1,375	27,637
Blucora, Inc. (b)	819	30,303
Blue Bird Corp. (b)	192	4,291
Blue Hills Bancorp, Inc.	344	7,637
Bluebird Bio, Inc. (b)	1,061	166,524
Bluegreen Vacations Corp. (a)	173	4,117
BlueLinx Holdings, Inc. (b)	150	5,630
Blueprint Medicines Corp. (b)	692	43,928
Bluerock Residential Growth REIT, Inc.	488	4,353
BMC Stock Holdings, Inc. (b)	1,108	23,102
The Boeing Co.	11,391	3,821,794
BofI Holding, Inc. (b)	1,016	41,565
Boingo Wireless, Inc. (b)	642	14,503
Boise Cascade Co.	659	29,457
Bojangles’, Inc. (b)	218	3,139
BOK Financial Corp.	539	50,671
Bonanza Creek Energy, Inc. (b)	339	12,838
Booking Holdings, Inc. (b)	1,412	2,862,251

	Number of Shares	Value
Boot Barn Holdings, Inc. (b)	331	$6,868
Booz Allen Hamilton Holding Corp.	3,004	131,365
BorgWarner, Inc.	4,430	191,199
The Boston Beer Co., Inc. Class A (b)	142	42,557
Boston Omaha Corp. (b)	112	2,360
Boston Private Financial Holdings, Inc.	1,388	22,069
Boston Properties, Inc.	10,495	1,316,283
Boston Scientific Corp. (b)	40,449	1,322,682
Bottomline Technologies de, Inc. (b)	678	33,785
Box, Inc. Class A (b)	2,147	53,654
Boyd Gaming Corp.	1,415	49,044
Brady Corp. Class A	784	30,223
Braemar Hotels & Resorts, Inc.	590	6,738
Brandywine Realty Trust	11,925	201,294
Bridge Bancorp, Inc.	283	10,174
Briggs & Stratton Corp.	702	12,362
Bright Horizons Family Solutions, Inc. (b)	1,211	124,152
Brightcove, Inc. (b)	650	6,273
Brighthouse Financial, Inc. (b)	2,543	101,898
The Brink’s Co.	852	67,947
Brinker International, Inc. (a)	744	35,414
Bristol-Myers Squibb Co.	48,017	2,657,261
Bristow Group, Inc.	533	7,521
Brixmor Property Group, Inc.	20,519	357,646
Broadcom, Inc.	8,940	2,169,202
Broadridge Financial Solutions, Inc.	2,487	286,254
Brookdale Senior Living, Inc. (b)	3,153	28,661
Brookline Bancorp, Inc.	1,388	25,817
Brooks Automation, Inc.	1,169	38,133
Brown & Brown, Inc.	4,868	134,990
Brown-Forman Corp. Class A	1,088	53,160
Brown-Forman Corp. Class B	5,988	293,472
BRT Apartments Corp.	192	2,448
Bruker Corp.	2,120	61,565
Brunswick Corp.	1,838	118,514
Bryn Mawr Bank Corp.	350	16,205
BSB Bancorp, Inc. (b)	180	6,192
The Buckle, Inc. (a)	488	13,127
Builders FirstSource, Inc. (b)	1,921	35,135
Burlington Stores, Inc. (b)	1,413	212,699
Business First Bancshares, Inc. (a)	160	4,216
BWX Technologies, Inc.	2,108	131,371
Byline Bancorp, Inc. (b)	253	5,652
C&F Financial Corp.	51	3,190
C&J Energy Services, Inc. (b)	1,099	25,936
C.H. Robinson Worldwide, Inc.	2,929	245,040
CA, Inc.	6,653	237,179
Cable One, Inc.	90	65,996
Cabot Corp.	1,282	79,189
Cabot Microelectronics Corp.	426	45,821
Cabot Oil & Gas Corp.	9,446	224,815

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CACI International, Inc. Class A (b)	417	$70,285
Cactus, Inc. (b)	490	16,557
Cadence BanCorp	776	22,403
Cadence Design Systems, Inc. (b)	5,916	256,222
Cadiz, Inc. (a) (b)	454	5,947
Caesars Entertainment Corp. (b)	12,578	134,585
CAI International, Inc. (b)	349	8,111
Cal-Maine Foods, Inc. (b)	537	24,621
CalAmp Corp. (b)	583	13,660
Calavo Growers, Inc. (a)	274	26,345
Caleres, Inc.	715	24,589
California Resources Corp. (a) (b)	785	35,670
California Water Service Group	811	31,588
Calithera Biosciences, Inc. (b)	308	1,540
Calix, Inc. (b)	804	6,271
Callaway Golf Co.	1,599	30,333
Callon Petroleum Co. (b)	3,912	42,015
Calyxt, Inc. (a) (b)	27	504
Cambium Learning Group, Inc. (b)	325	3,624
Cambrex Corp. (b)	563	29,445
Cambridge Bancorp	61	5,279
Camden National Corp.	277	12,662
Camden Property Trust	6,036	550,061
Campbell Soup Co. (a)	3,756	152,268
Camping World Holdings, Inc. Class A (a)	544	13,589
Cannae Holdings, Inc. (b)	1,162	21,555
Cantel Medical Corp.	780	76,721
Capella Education Co.	197	19,444
Capital City Bank Group, Inc.	237	5,600
Capital One Financial Corp.	14,210	1,305,899
Capital Senior Living Corp. (b)	507	5,410
Capitol Federal Financial, Inc.	2,193	28,860
Capstar Financial Holdings, Inc. (b)	83	1,538
Capstead Mortgage Corp.	1,558	13,944
Cara Therapeutics, Inc. (a) (b)	519	9,939
CARBO Ceramics, Inc. (a) (b)	450	4,127
Carbon Black, Inc. (b)	136	3,536
Carbonite, Inc. (b)	424	14,798
Cardinal Health, Inc.	6,586	321,594
Cardiovascular Systems, Inc. (b)	563	18,207
Cardlytics, Inc. (b)	100	2,176
Care.com, Inc. (b)	325	6,786
CareDx, Inc. (b)	548	6,708
Career Education Corp. (b)	1,133	18,321
CareTrust REIT, Inc.	4,742	79,144
Cargurus, Inc. (b)	829	28,799
Carlisle Cos., Inc.	1,262	136,687
CarMax, Inc. (b)	3,764	274,283
Carolina Financial Corp.	314	13,477
Carpenter Technology Corp.	791	41,583
Carriage Services, Inc.	298	7,316
Carrizo Oil & Gas, Inc. (b)	1,305	36,344

	Number of Shares	Value
Carrols Restaurant Group, Inc. (b)	526	$7,811
Cars.com, Inc. (b)	1,227	34,835
Carter’s, Inc.	979	106,114
Carvana Co. (a) (b)	481	20,010
Casa Systems, Inc. (b)	256	4,180
Casella Waste Systems, Inc. Class A (b)	660	16,903
Casey’s General Stores, Inc.	791	83,118
CASI Pharmaceuticals, Inc. (a) (b)	844	6,946
Cass Information Systems, Inc.	195	13,420
Castle Brands, Inc. (b)	2,257	2,686
Castlight Health, Inc. Class B (b)	1,312	5,576
Catalent, Inc. (b)	2,813	117,837
Catalyst Biosciences, Inc. (b)	239	2,789
Catalyst Pharmaceuticals, Inc. (b)	1,825	5,694
Catchmark Timber Trust, Inc. Class A	871	11,088
Caterpillar, Inc.	17,039	2,311,681
Cathay General Bancorp	1,305	52,839
The Cato Corp. Class A	374	9,208
Cavco Industries, Inc. (b)	145	30,109
Cavium, Inc. (b)	1,451	125,511
CB Financial Services, Inc.	77	2,649
CBIZ, Inc. (b)	852	19,596
CBL & Associates Properties, Inc. (a)	10,644	59,287
Cboe Global Markets, Inc.	2,368	246,438
CBRE Group, Inc. Class A (b)	6,730	321,290
CBS Corp. Class B	6,982	392,528
CBTX, Inc.	313	10,345
CDK Global, Inc.	2,790	181,489
CDW Corp.	3,139	253,600
CECO Environmental Corp.	329	2,020
Cedar Realty Trust, Inc.	1,274	6,013
Celanese Corp. Series A	2,875	319,297
Celcuity, Inc. (b)	124	3,078
Celgene Corp. (b)	21,229	1,686,007
Cellular Biomedicine Group, Inc. (a) (b)	197	3,851
Celsius Holdings, Inc. (b)	527	2,424
Centene Corp. (b)	4,300	529,803
Centennial Resource Development, Inc. Class A (b)	3,879	70,055
CenterPoint Energy, Inc.	9,146	253,436
CenterState Bank Corp.	1,396	41,629
Central Garden & Pet Co. (b)	200	8,696
Central Garden & Pet Co. Class A (b)	593	23,999
Central Pacific Financial Corp.	487	13,953
Central Valley Community Bancorp	216	4,571
Century Aluminum Co. (b)	843	13,277
Century Bancorp, Inc. Class A	64	4,890
Century Casinos, Inc. (b)	592	5,180
Century Communities, Inc. (b)	434	13,693
CenturyLink, Inc.	20,272	377,870
Ceridian HCM Holding, Inc. (b)	501	16,628

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (b)	6,713	$401,370
Cerus Corp. (b)	2,215	14,774
CEVA, Inc. (b)	367	11,083
CF Industries Holdings, Inc.	4,941	219,380
ChannelAdvisor Corp. (b)	482	6,772
Charles River Laboratories International, Inc. (b)	998	112,035
The Charles Schwab Corp.	35,262	1,801,888
Chart Industries, Inc. (b)	521	32,135
Charter Communications, Inc. Class A (b)	5,246	1,538,180
Charter Financial Corp.	248	5,989
Chase Corp.	117	13,718
Chatham Lodging Trust	2,831	60,074
The Cheesecake Factory, Inc. (a)	732	40,304
The Chefs’ Warehouse, Inc. (b)	336	9,576
Chegg, Inc. (b)	1,795	49,883
Chemed Corp.	328	105,554
Chemical Financial Corp.	1,202	66,915
ChemoCentryx, Inc. (b)	373	4,912
The Chemours Co.	3,771	167,282
Chemung Financial Corp.	80	4,009
Cheniere Energy, Inc. (b)	4,419	288,075
Cherry Hill Mortgage Investment Corp.	174	3,108
Chesapeake Energy Corp. (a) (b)	19,043	99,785
Chesapeake Lodging Trust	3,831	121,213
Chesapeake Utilities Corp.	262	20,947
Chevron Corp.	39,502	4,994,238
Chico’s FAS, Inc.	2,190	17,827
The Children’s Place, Inc.	269	32,495
Chimera Investment Corp.	3,924	71,731
Chimerix, Inc. (b)	651	3,099
Chipotle Mexican Grill, Inc. (b)	516	222,587
Choice Hotels International, Inc.	748	56,549
ChromaDex Corp. (a) (b)	702	2,604
Church & Dwight Co., Inc.	5,178	275,262
Churchill Downs, Inc.	198	58,707
Chuy’s Holdings, Inc. (b)	247	7,583
Ciena Corp. (b)	2,426	64,313
Cigna Corp.	6,929	1,177,584
Cimarex Energy Co.	1,993	202,768
Cincinnati Bell, Inc. (b)	695	10,911
Cincinnati Financial Corp.	3,256	217,696
Cinemark Holdings, Inc.	2,299	80,649
Cintas Corp.	1,848	342,009
CIRCOR International, Inc.	277	10,238
Cirrus Logic, Inc. (b)	1,096	42,010
Cisco Systems, Inc.	100,009	4,303,387
CIT Group, Inc.	2,697	135,956
Citi Trends, Inc.	177	4,857
Citigroup, Inc.	52,899	3,540,001
Citizens & Northern Corp.	238	6,155

	Number of Shares	Value
Citizens Financial Group, Inc.	10,278	$399,814
Citizens, Inc. (a) (b)	936	7,291
Citrix Systems, Inc. (b)	2,867	300,576
City Holding Co.	248	18,657
City Office REIT, Inc.	700	8,981
Civista Bancshares, Inc.	209	5,066
Civitas Solutions, Inc. (b)	294	4,822
Clarus Corp. (b)	228	1,881
Clean Energy Fuels Corp. (b)	2,018	7,446
Clean Harbors, Inc. (b)	1,084	60,216
Clear Channel Outdoor Holdings, Inc. Class A	396	1,703
Clearfield, Inc. (a) (b)	119	1,315
Clearside Biomedical, Inc. (a) (b)	414	4,426
Clearwater Paper Corp. (b)	266	6,145
Cleveland-Cliffs, Inc. (b)	5,059	42,647
Clipper Realty, Inc.	222	1,896
The Clorox Co.	2,751	372,073
Cloud Peak Energy, Inc. (b)	1,015	3,542
Cloudera, Inc. (b)	1,818	24,798
Clovis Oncology, Inc. (b)	806	36,649
CME Group, Inc.	9,975	1,635,102
CMS Energy Corp.	5,968	282,167
CNA Financial Corp.	602	27,499
CNB Financial Corp.	275	8,267
CNO Financial Group, Inc.	2,848	54,226
CNX Resources Corp. (b)	4,544	80,792
CoBiz Financial, Inc.	621	13,339
Coca-Cola Bottling Co. Consolidated	80	10,810
The Coca-Cola Co.	79,326	3,479,238
Codexis, Inc. (b)	861	12,398
Codorus Valley Bancorp, Inc.	188	5,768
Coeur Mining, Inc. (b)	3,113	23,659
Cogent Communications Holdings, Inc.	705	37,647
Cognex Corp.	3,502	156,224
Cognizant Technology Solutions Corp. Class A	17,138	1,353,731
Cohbar, Inc. (b)	379	2,482
Cohen & Steers, Inc.	369	15,391
Coherent, Inc. (b)	528	82,590
Coherus Biosciences, Inc. (b)	793	11,102
Cohu, Inc.	459	11,250
Colfax Corp. (b)	1,904	58,358
Colgate-Palmolive Co.	25,028	1,622,065
Collegium Pharmaceutical, Inc. (b)	498	11,877
Colony Capital, Inc. Reit Usd.01	33,153	206,875
Colony Credit Real Estate Inc. (a)	1,403	29,084
Columbia Banking System, Inc.	1,245	50,920
Columbia Financial, Inc. (a) (b)	861	14,250
Columbia Property Trust, Inc.	7,971	181,021
Columbia Sportswear Co.	648	59,273
Columbus McKinnon Corp.	370	16,043

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comcast Corp. Class A	94,744	$3,108,551
Comerica, Inc.	3,633	330,312
Comfort Systems USA, Inc.	616	28,213
Commerce Bancshares, Inc.	1,996	129,161
Commercial Metals Co.	1,972	41,629
Commercial Vehicle Group, Inc. (b)	563	4,132
CommScope Holding Co., Inc. (b)	4,005	116,966
Community Bank System, Inc.	848	50,091
Community Bankers Trust Corp. (b)	291	2,604
The Community Financial Corp.	102	3,607
Community Health Systems, Inc. (b)	1,611	5,349
Community Healthcare Trust, Inc.	284	8,483
Community Trust Bancorp, Inc.	288	14,386
CommVault Systems, Inc. (b)	670	44,119
Compass Minerals International, Inc.	577	37,938
Computer Programs & Systems, Inc.	171	5,626
Comtech Telecommunications Corp.	370	11,796
Conagra Brands, Inc.	7,997	285,733
Concert Pharmaceuticals, Inc. (b)	370	6,227
Concho Resources, Inc. (b)	3,131	433,174
Conduent, Inc. (b)	3,980	72,317
CONMED Corp.	429	31,403
Conn’s, Inc. (b)	317	10,461
Connecticut Water Service, Inc.	224	14,632
ConnectOne Bancorp, Inc.	495	12,325
ConocoPhillips	34,374	2,393,118
CONSOL Energy, Inc. (b)	474	18,178
Consolidated Communications Holdings, Inc.	1,099	13,584
Consolidated Edison, Inc.	6,600	514,668
Consolidated-Tomoka Land Co.	72	4,429
Constellation Brands, Inc. Class A	4,608	1,008,553
The Container Store Group, Inc. (b)	191	1,606
Continental Building Products, Inc. (b)	642	20,255
Continental Resources, Inc. (b)	1,843	119,353
Control4 Corp. (b)	428	10,405
Convergeone Holdings, Inc.	421	3,953
Convergys Corp.	1,507	36,831
The Cooper Cos., Inc.	1,025	241,336
Cooper Tire & Rubber Co.	878	23,091
Cooper-Standard Holding, Inc. (b)	304	39,724
Copart, Inc. (b)	4,295	242,925
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	1,020	5,151
Corcept Therapeutics, Inc. (a) (b)	1,705	26,803
Core-Mark Holding Co., Inc.	776	17,615
CoreCivic, Inc.	1,993	47,613
CoreLogic, Inc. (b)	1,725	89,527
CorEnergy Infrastructure Trust, Inc.	183	6,881
CorePoint Lodging Inc. (b)	734	19,011
CoreSite Realty Corp.	733	81,231
Corium International, Inc. (a) (b)	504	4,037
Cornerstone OnDemand, Inc. (b)	900	42,687

	Number of Shares	Value
Corning, Inc.	17,329	$476,721
Corporate Office Properties Trust	6,896	199,915
Corvel Corp. (b)	159	8,586
Corvus Pharmaceuticals, Inc. (a) (b)	200	2,196
Costamare, Inc.	968	7,725
CoStar Group, Inc. (b)	758	312,774
Costco Wholesale Corp.	12,827	2,680,586
Cotiviti Holdings, Inc. (b)	685	30,229
Coty, Inc. Class A	9,867	139,125
County Bancorp, Inc.	108	2,970
Coupa Software, Inc. (b)	897	55,829
Cousins Properties, Inc.	26,949	261,136
Covanta Holding Corp.	2,004	33,066
Covenant Transportation Group, Inc. Class A (b)	222	6,993
Covia Holdings Corp. (a) (b)	520	9,651
Cowen, Inc. (b)	547	7,576
CRA International, Inc.	147	7,481
Cracker Barrel Old Country Store, Inc. (a)	331	51,706
Craft Brew Alliance, Inc. (b)	152	3,139
Crane Co.	1,051	84,217
Crawford & Co. Class B	331	2,863
Cray, Inc. (b)	666	16,384
Credit Acceptance Corp. (b)	242	85,523
Cree, Inc. (b)	1,703	70,794
Crocs, Inc. (b)	1,134	19,970
Cross Country Healthcare, Inc. (b)	562	6,323
Crown Castle International Corp.	12,153	1,310,336
Crown Holdings, Inc. (b)	2,740	122,642
CryoLife, Inc. (b)	619	17,239
CryoPort, Inc. (b)	423	6,675
CSG Systems International, Inc.	571	23,337
CSW Industrials, Inc. (b)	283	14,957
CSX Corp.	24,443	1,558,975
CTI BioPharma Corp. (b)	873	4,348
CTS Corp.	591	21,276
CubeSmart	12,353	398,014
Cubic Corp.	424	27,221
Cue Biopharma, Inc. (a) (b)	215	2,550
Cullen/Frost Bankers, Inc.	1,216	131,620
Culp, Inc.	226	5,548
Cummins, Inc.	3,236	430,388
Curo Group Holdings Corp. (b)	96	2,395
Curtiss-Wright Corp.	931	110,808
Customers Bancorp, Inc. (b)	473	13,424
Cutera, Inc. (b)	225	9,067
CVB Financial Corp.	1,772	39,728
CVR Energy, Inc. (a)	239	8,841
CVS Health Corp.	29,832	1,919,689
Cymabay Therapeutics, Inc. (a) (b)	998	13,393
Cypress Semiconductor Corp.	7,594	118,315
CyrusOne, Inc.	2,076	121,155

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CYS Investments, Inc.	2,623	$19,672
Cytokinetics, Inc. (b)	851	7,063
CytomX Therapeutics, Inc. (b)	654	14,950
CytoSorbents Corp. (b)	481	5,483
D.R. Horton, Inc.	7,299	299,259
Daily Journal Corp. (a) (b)	20	4,604
Daktronics, Inc.	470	4,000
Dana, Inc.	2,502	50,515
Danaher Corp.	18,145	1,790,549
Darden Restaurants, Inc.	2,625	281,032
Darling Ingredients, Inc. (b)	2,779	55,247
Daseke, Inc. (b)	777	7,716
Dave & Buster’s Entertainment, Inc. (b)	696	33,130
DaVita, Inc. (b)	2,871	199,362
Dawson Geophysical Co. (b)	365	2,884
DCT Industrial Trust, Inc.	6,392	426,538
DDR Corp.	10,333	184,961
Dean Foods Co.	1,555	16,343
Deciphera Pharmaceuticals, Inc. (b)	149	5,863
Deckers Outdoor Corp. (b)	539	60,848
Deere & Co.	9,497	1,327,681
Del Frisco’s Restaurant Group, Inc. (b)	297	3,742
Del Taco Restaurants, Inc. (b)	547	7,756
Delek US Holdings, Inc.	1,413	70,890
Dell Technologies ,Inc. Class V (b)	4,233	358,027
Delta Air Lines, Inc.	19,011	941,805
Deluxe Corp.	830	54,954
Denali Therapeutics, Inc. (b)	274	4,179
Denbury Resources, Inc. (b)	7,431	35,743
Denny’s Corp. (b)	1,063	16,934
DENTSPLY SIRONA, Inc.	4,739	207,426
Depomed, Inc. (b)	855	5,703
Dermira, Inc. (b)	645	5,934
Devon Energy Corp.	11,074	486,813
DexCom, Inc. (b)	1,849	175,618
DHT Holdings, Inc.	1,629	7,640
Diamond Hill Investment Group, Inc.	53	10,305
Diamond Offshore Drilling, Inc. (a) (b)	1,074	22,404
Diamondback Energy, Inc.	2,083	274,060
DiamondRock Hospitality Co.	12,618	154,949
Dicerna Pharmaceuticals, Inc. (b)	753	9,224
Dick’s Sporting Goods, Inc.	1,641	57,845
Diebold Nixdorf, Inc. (a)	1,266	15,129
Digi International, Inc. (b)	387	5,108
Digimarc Corp. (b)	190	5,092
Digital Realty Trust, Inc.	13,987	1,560,669
Dillard’s, Inc. Class A (a)	199	18,805
Dime Community Bancshares, Inc.	538	10,491
Dine Brands Global, Inc.	291	21,767
Diodes, Inc. (b)	661	22,785
Diplomat Pharmacy, Inc. (b)	958	24,486
Discover Financial Services	7,376	519,344

	Number of Shares	Value
Discovery, Inc. Class A (a) (b)	3,276	$90,090
Discovery, Inc. Class C (b)	7,310	186,405
DISH Network Corp. Class A (b)	4,702	158,034
DMC Global, Inc.	231	10,372
DocuSign, Inc. (b)	530	28,063
Dolby Laboratories, Inc. Class A	1,280	78,963
Dollar General Corp.	5,703	562,316
Dollar Tree, Inc. (b)	4,962	421,770
Dominion Energy, Inc.	19,117	1,303,397
Domino’s Pizza, Inc.	893	251,978
Domtar Corp.	1,345	64,210
Donaldson Co., Inc.	2,755	124,306
Donegal Group, Inc. Class A	76	1,034
Donnelley Financial Solutions, Inc. (b)	568	9,866
Dorian LPG Ltd. (b)	375	2,865
Dorman Products, Inc. (b)	457	31,218
Douglas Dynamics, Inc.	368	17,664
Douglas Emmett, Inc.	10,919	438,725
Dova Pharmaceuticals, Inc. (a) (b)	200	5,984
Dover Corp.	3,214	235,265
DowDuPont, Inc.	48,148	3,173,916
Dr. Pepper Snapple Group, Inc.	3,799	463,478
Dril-Quip, Inc. (b)	628	32,279
Drive Shack, Inc. (b)	1,176	9,079
DSW, Inc. Class A	1,124	29,022
DTE Energy Co.	3,833	397,214
Ducommun, Inc. (b)	204	6,750
Duke Energy Corp.	20,600	1,629,048
Duke Realty Corp.	24,191	702,265
Duluth Holdings, Inc. Class B (b)	182	4,330
The Dun & Bradstreet Corp.	781	95,790
Dunkin’ Brands Group, Inc. (a)	1,754	121,149
Durect Corp. (b)	2,968	4,630
DXC Technology Co.	6,049	487,610
DXP Enterprises, Inc. (b)	259	9,894
Dycom Industries, Inc. (b)	514	48,578
Dynavax Technologies Corp. (b)	1,033	15,753
Dynex Capital, Inc.	1,053	6,876
E*TRADE Financial Corp. (b)	5,596	342,251
The E.W. Scripps Co. Class A	788	10,551
Eagle Bancorp, Inc. (b)	539	33,041
Eagle Materials, Inc.	993	104,235
Eagle Pharmaceuticals, Inc. (a) (b)	177	13,392
Earthstone Energy, Inc. Class A (b)	225	1,991
East West Bancorp, Inc.	3,060	199,512
Easterly Government Properties, Inc.	2,863	56,573
The Eastern Co.	54	1,515
EastGroup Properties, Inc.	2,177	208,034
Eastman Chemical Co.	3,020	301,879
Eastman Kodak Co. (a) (b)	452	1,718
Eaton Vance Corp.	2,468	128,805
eBay, Inc. (b)	27,455	995,518
Ebix, Inc.	410	31,262

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Echo Global Logistics, Inc. (b)	446	$13,045
EchoStar Corp. Class A (b)	1,021	45,332
Eclipse Resources Corp. (b)	2,255	3,608
Ecolab, Inc.	7,483	1,050,089
Edgewell Personal Care Co. (b)	906	45,717
Edison International	6,735	426,123
Editas Medicine, Inc. (b)	773	27,697
Education Realty Trust, Inc.	4,784	198,536
Edwards Lifesciences Corp. (b)	4,450	647,786
eGain Corp. (b)	295	4,455
eHealth, Inc. (b)	317	7,006
El Paso Electric Co.	688	40,661
El Pollo Loco Holdings, Inc. (b)	425	4,845
Eldorado Resorts, Inc. (a) (b)	1,111	43,440
Electro Scientific Industries, Inc. (b)	543	8,563
Electronic Arts, Inc. (b)	8,839	1,246,476
Electronics For Imaging, Inc. (b)	771	25,104
Elevate Credit, Inc. (b)	400	3,384
elf Beauty, Inc. (a) (b)	424	6,462
Eli Lilly & Co.	28,282	2,413,303
Ellie Mae, Inc. (b)	577	59,916
Eloxx Pharmaceuticals, Inc. (b)	364	6,213
EMC Insurance Group, Inc.	194	5,389
EMCOR Group, Inc.	999	76,104
Emerald Expositions Events, Inc.	368	7,581
Emergent BioSolutions, Inc. (b)	756	38,170
Emerson Electric Co.	18,421	1,273,628
Empire Resorts, Inc. (a) (b)	88	1,742
Empire State Realty Trust, Inc. Class A	9,255	158,260
Employers Holdings, Inc.	536	21,547
Enanta Pharmaceuticals, Inc. (b)	286	33,147
Encompass Health Corp.	2,074	140,451
Encore Capital Group, Inc. (b)	473	17,312
Encore Wire Corp.	342	16,228
Endocyte, Inc. (b)	1,099	15,166
Endologix, Inc. (b)	1,410	7,981
Endurance International Group Holdings, Inc. (b)	1,173	11,671
Energen Corp. (b)	1,852	134,863
Energizer Holdings, Inc.	1,250	78,700
Energous Corp. (b)	381	5,650
Energy Recovery, Inc. (a) (b)	754	6,092
Energy XXI Gulf Coast, Inc. (b)	618	5,463
EnerSys	700	52,248
Engility Holdings, Inc. (b)	333	10,203
Ennis, Inc.	393	7,998
Enova International, Inc. (b)	543	19,847
Enphase Energy, Inc. (b)	1,461	9,833
EnPro Industries, Inc.	365	25,532
The Ensign Group, Inc.	829	29,695
Entegra Financial Corp. (b)	77	2,256
Entegris, Inc.	2,404	81,496

	Number of Shares	Value
Entercom Communications Corp. Class A (a)	2,168	$16,368
Entergy Corp.	3,834	309,749
Enterprise Bancorp, Inc.	176	7,116
Enterprise Financial Services Corp.	370	19,961
Entravision Communications Corp. Class A	1,078	5,390
Envestnet, Inc. (b)	735	40,388
EnviroStar, Inc.	89	3,587
Envision Healthcare Corp. (b)	2,533	111,477
Enzo Biochem, Inc. (b)	546	2,834
EOG Resources, Inc.	16,969	2,111,453
EP Energy Corp. Class A (a) (b)	1,039	3,117
EPAM Systems, Inc. (b)	1,075	133,655
Epizyme, Inc. (b)	946	12,818
ePlus, Inc. (b)	219	20,608
EPR Properties	5,016	324,987
EQT Corp.	5,613	309,725
Equifax, Inc.	2,533	316,904
Equinix, Inc.	2,325	999,494
Equity Bancshares, Inc. Class A (b)	226	9,374
Equity Commonwealth (b)	2,503	78,844
Equity LifeStyle Properties, Inc.	5,750	528,425
Equity Residential	24,407	1,554,482
Era Group, Inc. (b)	393	5,089
Erie Indemnity Co. Class A	516	60,506
Escalade, Inc.	126	1,777
ESCO Technologies, Inc.	429	24,753
Esperion Therapeutics, Inc. (a) (b)	388	15,206
Esquire Financial Holdings, Inc. (b)	99	2,613
ESSA Bancorp, Inc.	242	3,831
Essendant, Inc.	644	8,514
Essex Property Trust, Inc.	4,476	1,070,077
The Estee Lauder Cos., Inc. Class A	6,395	912,503
Esterline Technologies Corp. (b)	443	32,693
Ethan Allen Interiors, Inc.	421	10,314
Etsy, Inc. (b)	2,039	86,025
Euronet Worldwide, Inc. (b)	1,043	87,372
Evans Bancorp, Inc.	96	4,426
Everbridge, Inc. (b)	443	21,007
Evercore, Inc. Class A	850	89,632
Evergy, Inc.	5,739	322,245
Everi Holdings, Inc. (b)	1,068	7,690
Eversource Energy	6,712	393,390
Evolent Health, Inc. Class A (a) (b)	1,142	24,039
Evolus, Inc. (b)	86	2,407
Evolution Petroleum Corp.	510	5,024
Evoqua Water Technologies Corp. (b)	1,282	26,281
Exact Sciences Corp. (b)	2,534	151,508
Exantas Capital Corp.	645	6,566
Exela Technologies, Inc. (b)	798	3,791
Exelixis, Inc. (b)	6,249	134,478
Exelon Corp.	28,319	1,206,389

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exlservice Holdings, Inc. (b)	570	$32,268
Expedia Group, Inc.	2,553	306,845
Expeditors International of Washington, Inc.	3,689	269,666
Exponent, Inc.	868	41,924
Express Scripts Holding Co. (b)	16,477	1,272,189
Express, Inc. (b)	1,311	11,996
Extended Stay America, Inc.	4,008	86,613
Exterran Corp. (b)	519	12,996
Extra Space Storage, Inc.	8,289	827,325
Extraction Oil & Gas, Inc. (b)	2,345	34,448
Extreme Networks, Inc. (b)	1,906	15,172
Exxon Mobil Corp.	87,859	7,268,575
EZCORP, Inc. Class A (b)	835	10,062
F.N.B. Corp.	6,765	90,786
F5 Networks, Inc. (b)	1,295	223,323
Facebook, Inc. Class A (b)	49,315	9,582,891
FactSet Research Systems, Inc.	802	158,876
Fair Isaac Corp. (b)	622	120,245
Farmer Brothers Co. (b)	178	5,438
Farmers & Merchants Bancorp, Inc. /Archbold OH	170	6,860
Farmers Capital Bank Corp.	111	5,783
Farmers National Banc Corp.	376	5,997
Farmland Partners, Inc. (a)	662	5,826
FARO Technologies, Inc. (b)	278	15,109
Fastenal Co.	6,090	293,112
Fate Therapeutics, Inc. (a) (b)	817	9,265
FB Financial Corp.	217	8,836
FBL Financial Group, Inc. Class A	159	12,521
FCB Financial Holdings, Inc. Class A (b)	716	42,101
Federal Agricultural Mortgage Corp. Class C	151	13,511
Federal Realty Investment Trust	4,942	625,410
Federal Signal Corp.	993	23,127
Federated Investors, Inc. Class B	1,636	38,152
FedEx Corp.	7,264	1,649,364
Fednat Holding Co.	240	5,537
Ferro Corp. (b)	1,424	29,690
Ferroglobe Representation & Warranty Insurance Trust (c) (e)	3,141	—
FibroGen, Inc. (b)	1,266	79,252
Fidelity D&D Bancorp, Inc.	46	2,852
Fidelity National Information Services, Inc.	6,989	741,044
Fidelity Southern Corp.	350	8,894
Fiesta Restaurant Group, Inc. (b)	425	12,197
Fifth Third Bancorp	14,529	416,982
Financial Engines, Inc.	1,077	48,357
Financial Institutions, Inc.	229	7,534
Finisar Corp. (b)	1,942	34,956
FireEye, Inc. (b)	3,955	60,867

	Number of Shares	Value
First American Financial Corp.	2,285	$118,180
First Bancorp	522	21,355
First Bancorp, Inc.	213	6,011
The First Bancshares, Inc.	226	8,125
First Bank/Hamilton NJ	273	3,795
First Busey Corp.	740	23,473
First Business Financial Services, Inc.	187	4,862
First Choice Bancorp (a)	99	3,025
First Citizens BancShares, Inc. Class A	168	67,754
First Commonwealth Financial Corp.	1,665	25,824
First Community Bancshares, Inc.	306	9,749
First Community Corp/SC	118	2,962
First Connecticut Bancorp, Inc.	252	7,711
First Data Corp. Class A (b)	10,162	212,691
First Defiance Financial Corp.	155	10,394
First Financial Bancorp	1,609	49,316
First Financial Bankshares, Inc.	1,090	55,481
First Financial Corp.	219	9,932
First Financial Northwest, Inc.	111	2,167
First Foundation, Inc. (b)	588	10,902
First Guaranty Bancshares, Inc.	123	3,200
First Hawaiian, Inc.	1,482	43,008
First Horizon National Corp.	6,878	122,704
First Industrial Realty Trust, Inc.	7,849	261,686
First Internet Bancorp	171	5,831
First Interstate BancSystem, Inc. Class A	547	23,083
First Merchants Corp.	827	38,373
First Mid-Illinois Bancshares, Inc.	200	7,860
First Midwest Bancorp, Inc.	1,736	44,216
First Northwest Bancorp (b)	238	3,801
The First of Long Island Corp.	458	11,381
First Republic Bank	3,401	329,183
First Savings Financial Group, Inc.	34	2,499
First Solar, Inc. (b)	1,718	90,470
First United Corp.	114	2,331
FirstCash, Inc.	765	68,735
FirstEnergy Corp.	10,112	363,122
Fiserv, Inc. (b)	8,681	643,175
Fitbit, Inc. Class A (b)	3,617	23,619
Five Below, Inc. (b)	923	90,186
Five Prime Therapeutics, Inc. (b)	499	7,889
Five9, Inc. (b)	972	33,602
Flagstar Bancorp, Inc. (b)	483	16,548
FleetCor Technologies, Inc. (b)	1,886	397,286
Flexion Therapeutics, Inc. (a) (b)	605	15,639
Flexsteel Industries, Inc.	99	3,950
FLIR Systems, Inc.	2,848	148,011
Floor & Decor Holdings, Inc. Class A (b)	809	39,908
Flotek Industries, Inc. (b)	659	2,129
Flowers Foods, Inc.	3,824	79,654
Flowserve Corp.	2,761	111,544
Fluent, Inc. (b)	298	730

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fluidigm Corp. (b)	279	$1,663
Fluor Corp.	2,976	145,169
Flushing Financial Corp.	438	11,432
FMC Corp.	2,840	253,356
FNB Bancorp	116	4,254
FNF Group	5,596	210,522
FONAR Corp. (b)	63	1,673
Foot Locker, Inc.	2,488	130,993
Ford Motor Co.	114,557	1,268,146
ForeScout Technologies, Inc. (b)	486	16,650
Forest City Realty Trust, Inc. Class A	14,471	330,084
Forestar Group, Inc. (a) (b)	226	4,690
FormFactor, Inc. (b)	1,219	16,213
Forrester Research, Inc.	156	6,544
Forterra, Inc. (a) (b)	390	3,795
Fortinet, Inc. (b)	2,947	183,981
Fortive Corp.	6,518	502,603
Fortress Biotech, Inc. (b)	281	837
Fortune Brands Home & Security, Inc.	3,080	165,365
Forum Energy Technologies, Inc. (b)	1,338	16,524
Forward Air Corp.	496	29,304
Fossil Group, Inc. (b)	771	20,717
Foundation Building Materials, Inc. (b)	188	2,891
Foundation Medicine, Inc. (b)	264	36,089
Four Corners Property Trust, Inc.	3,873	95,392
Fox Factory Holding Corp. (b)	593	27,604
Francesca’s Holdings Corp. (b)	618	4,666
Franklin Covey Co. (b)	127	3,118
Franklin Electric Co., Inc.	782	35,268
Franklin Financial Network, Inc. (b)	223	8,385
Franklin Resources, Inc.	6,703	214,831
Franklin Street Properties Corp.	6,408	54,852
Freeport-McMoRan, Inc.	30,673	529,416
FreightCar America, Inc.	134	2,250
Freshpet, Inc. (b)	481	13,203
Front Yard Residential Corp.	794	8,273
Frontier Communications Corp. (a)	1,328	7,118
FRP Holdings, Inc. (b)	138	8,935
FS Bancorp, Inc.	55	3,479
FTI Consulting, Inc. (b)	645	39,010
FTS International, Inc. (b)	411	5,853
FuelCell Energy, Inc. (b)	1,497	1,976
Fulton Financial Corp.	2,951	48,691
Funko, Inc. (b)	217	2,723
Fusion Connect, Inc. (a) (b)	656	2,585
FutureFuel Corp.	363	5,086
G-III Apparel Group Ltd. (b)	736	32,678
G1 Therapeutics, Inc. (b)	345	14,994
Gaia, Inc. (b)	173	3,503
Gain Capital Holdings, Inc. (a)	338	2,552
GAMCO Investors, Inc. Class A	33	883
GameStop Corp. Class A (a)	1,686	24,565
Gaming and Leisure Properties, Inc.	13,758	492,536

	Number of Shares	Value
Gaming Innovation Group, Inc. (a) (b)	5,244	$3,058
Gannett Co., Inc.	1,914	20,480
The Gap, Inc.	4,633	150,063
Gardner Denver Holdings, Inc. (b)	2,256	66,304
Gartner, Inc. (b)	1,876	249,320
GATX Corp.	615	45,651
GCI Liberty, Inc. Class A (b)	2,137	96,336
GCP Applied Technologies, Inc. (b)	1,221	35,348
Gencor Industries, Inc. (b)	219	3,537
Generac Holdings, Inc. (b)	1,036	53,592
General Dynamics Corp.	7,607	1,418,021
General Electric Co.	178,755	2,432,856
General Finance Corp. (b)	210	2,846
General Mills, Inc.	17,396	769,947
General Motors Co.	38,443	1,514,654
Genesco, Inc. (b)	328	13,022
Genesee & Wyoming, Inc. Class A (b)	1,261	102,545
Genesis Healthcare, Inc. (a) (b)	1,140	2,611
GenMark Diagnostics, Inc. (a) (b)	743	4,740
Genomic Health, Inc. (b)	333	16,783
Gentex Corp.	5,810	133,746
Gentherm, Inc. (b)	614	24,130
Genuine Parts Co.	3,032	278,307
Genworth Financial, Inc. Class A (b)	8,534	38,403
The GEO Group, Inc.	2,077	57,201
German American Bancorp Inc.	337	12,081
Geron Corp. (a) (b)	2,509	8,606
Getty Realty Corp.	2,010	56,622
GGP, Inc.	42,310	864,393
Gibraltar Industries, Inc. (b)	538	20,175
Gilead Sciences, Inc.	38,000	2,691,920
Glacier Bancorp, Inc.	1,424	55,080
Gladstone Commercial Corp.	536	10,302
Gladstone Land Corp.	206	2,610
Glaukos Corp. (a) (b)	558	22,677
Global Blood Therapeutics, Inc. (b)	845	38,194
Global Brass & Copper Holdings, Inc.	359	11,255
Global Medical REIT, Inc.	349	3,092
Global Net Lease, Inc.	4,325	88,360
Global Payments, Inc.	3,366	375,275
Global Water Resources, Inc.	56	526
Globus Medical, Inc. Class A (b)	1,213	61,208
Glu Mobile, Inc. (b)	1,959	12,557
GlycoMimetics, Inc. (b)	570	9,194
GMS, Inc. (b)	569	15,414
GNC Holdings, Inc. Class A (a) (b)	1,458	5,132
GoDaddy, Inc. Class A (b)	3,171	223,873
Gogo, Inc. (a) (b)	964	4,685
Gold Resource Corp.	1,002	6,603
Golden Entertainment, Inc. (b)	289	7,800
The Goldman Sachs Group, Inc.	10,390	2,291,722
Goodrich Petroleum Corp. (b)	200	2,474
The Goodyear Tire & Rubber Co.	5,093	118,616

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Goosehead Insurance, Inc. (b)	167	$4,168
GoPro, Inc. Class A (a) (b)	1,973	12,706
The Gorman-Rupp Co.	277	9,695
Government Properties Income Trust	6,328	100,299
GP Strategies Corp. (b)	177	3,115
Graco, Inc.	3,507	158,587
GrafTech International Ltd.	811	14,590
Graham Corp.	201	5,188
Graham Holdings Co. Class B	88	51,577
Gramercy Property Trust	10,145	277,161
Grand Canyon Education, Inc. (b)	999	111,498
Granite Construction, Inc.	743	41,355
Granite Point Mortgage Trust, Inc.	723	13,267
Graphic Packaging Holding Co.	6,547	94,997
Gray Television, Inc. (b)	1,384	21,867
Great Ajax Corp.	369	4,827
Great Lakes Dredge & Dock Corp. (b)	1,221	6,410
Great Southern Bancorp, Inc.	203	11,612
Great Western Bancorp, Inc.	1,005	42,200
Green Bancorp, Inc.	335	7,236
Green Brick Partners, Inc. (b)	465	4,557
Green Dot Corp. Class A (b)	806	59,152
Green Plains, Inc.	647	11,840
The Greenbrier Cos., Inc.	535	28,221
Greene County Bancorp, Inc. (a)	10	339
Greenhill & Co., Inc. (a)	331	9,400
Greif, Inc. Class A	443	23,430
Greif, Inc. Class B	115	6,624
Griffon Corp.	480	8,544
Group 1 Automotive, Inc.	340	21,420
Groupon, Inc. (b)	7,423	31,919
GrubHub, Inc. (b)	1,912	200,588
GTT Communications, Inc. (b)	588	26,460
GTx, Inc. (a) (b)	132	2,021
Guaranty Bancorp	467	13,917
Guaranty Bancshares, Inc.	126	4,150
Guess?, Inc.	1,022	21,871
Guidewire Software, Inc. (b)	1,694	150,393
Gulfmark Offshore, Inc. (b)	75	2,513
Gulfport Energy Corp. (b)	2,949	37,069
H&E Equipment Services, Inc.	534	20,084
H&R Block, Inc.	4,478	102,009
H.B. Fuller Co.	861	46,218
The Habit Restaurants, Inc. Class A (b)	419	4,190
The Hackett Group, Inc.	473	7,601
Haemonetics Corp. (b)	910	81,609
The Hain Celestial Group, Inc. (b)	2,020	60,196
Halcon Resources Corp. (b)	2,166	9,509
Hallador Energy Co.	436	3,113
Halliburton Co.	25,624	1,154,617
Hallmark Financial Services, Inc. (b)	153	1,527
Halozyme Therapeutics, Inc. (b)	2,117	35,714
Hamilton Beach Brands Holding Co. Class A	128	3,718

	Number of Shares	Value
Hamilton Lane, Inc. Class A	233	$11,177
Hancock Whitney Corp.	1,432	66,803
Hanesbrands, Inc. (a)	7,596	167,264
Hanmi Financial Corp.	518	14,685
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	836	16,511
The Hanover Insurance Group, Inc.	899	107,484
HarborOne Bancorp, Inc. (b)	307	5,815
Harley-Davidson, Inc.	3,527	148,416
Harmonic, Inc. (b)	1,673	7,110
Harris Corp.	2,512	363,084
Harsco Corp. (b)	1,358	30,012
The Hartford Financial Services Group, Inc.	7,578	387,463
Harvard Bioscience, Inc. (b)	594	3,178
Hasbro, Inc.	2,422	223,575
Haverty Furniture Cos., Inc.	273	5,897
Hawaiian Electric Industries, Inc.	2,272	77,930
Hawaiian Holdings, Inc.	825	29,659
Hawaiian Telcom Holdco, Inc. (b)	44	1,272
Hawkins, Inc.	198	6,999
Haynes International, Inc.	193	7,091
HC2 Holdings, Inc. (b)	924	5,405
HCA Healthcare, Inc.	8,129	834,035
HCI Group, Inc.	153	6,360
HCP, Inc.	31,988	825,930
HD Supply Holdings, Inc. (b)	3,929	168,515
Health Insurance Innovations, Inc. Class A (b)	162	5,241
Healthcare Realty Trust, Inc.	7,923	230,401
Healthcare Services Group, Inc.	1,257	54,290
Healthcare Trust of America, Inc. Class A	13,908	374,960
HealthEquity, Inc. (b)	914	68,641
HealthStream, Inc.	432	11,798
Heartland Express, Inc.	787	14,599
Heartland Financial USA, Inc.	495	27,151
Hecla Mining Co.	6,620	23,038
HEICO Corp.	815	59,438
HEICO Corp. Class A	1,588	96,758
Heidrick & Struggles International, Inc.	293	10,255
Helius Medical Technologies, Inc. (b)	272	2,589
Helix Energy Solutions Group, Inc. (b)	2,327	19,384
Helmerich & Payne, Inc.	2,250	143,460
Hemisphere Media Group, Inc. (b)	338	4,428
Henry Schein, Inc. (b)	3,248	235,935
Herc Holdings, Inc. (b)	411	23,156
Heritage Commerce Corp.	701	11,910
Heritage Financial Corp.	566	19,725
Heritage Insurance Holdings, Inc. (a)	353	5,885
Heritage-Crystal Clean, Inc. (b)	195	3,920
Herman Miller, Inc.	1,016	34,442
Heron Therapeutics, Inc. (b)	1,082	42,036

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hersha Hospitality Trust	2,131	$45,710
The Hershey Co.	2,981	277,412
Hertz Global Holdings, Inc. (b)	929	14,251
Heska Corp. (b)	108	11,209
Hess Corp.	5,618	375,788
Hewlett Packard Enterprise Co.	45,588	666,041
Hexcel Corp.	1,893	125,657
HFF, Inc. Class A	630	21,640
Hibbett Sports, Inc. (b)	348	7,969
HighPoint Resources Corp. (b)	1,787	10,865
Highwoods Properties, Inc.	6,896	349,834
Hill International, Inc. (b)	850	5,015
Hill-Rom Holdings, Inc.	1,396	121,927
Hillenbrand, Inc.	1,083	51,063
Hilltop Holdings, Inc.	1,244	27,455
Hilton Grand Vacations, Inc. (b)	2,048	71,066
Hilton Worldwide Holdings, Inc.	5,915	468,231
Hingham Institution for Savings	24	5,273
HMS Holdings Corp. (b)	1,411	30,506
HNI Corp.	732	27,230
HollyFrontier Corp.	3,431	234,783
Hologic, Inc. (b)	5,748	228,483
Home Bancorp Inc.	122	5,679
Home BancShares, Inc.	2,685	60,574
The Home Depot, Inc.	23,902	4,663,280
HomeStreet, Inc. (b)	459	12,370
HomeTrust Bancshares, Inc. (b)	333	9,374
Homology Medicines, Inc. (a) (b)	181	3,692
Honeywell International, Inc.	15,455	2,226,293
Hooker Furniture Corp.	174	8,161
Hope Bancorp, Inc.	2,210	39,404
Horace Mann Educators Corp.	699	31,175
Horizon Bancorp, Inc.	665	13,759
Hormel Foods Corp.	5,760	214,330
Hortonworks, Inc. (b)	1,154	21,026
Hospitality Properties Trust	11,100	317,571
Host Hotels & Resorts, Inc.	49,767	1,048,591
Hostess Brands, Inc. (b)	1,656	22,522
Houghton Mifflin Harcourt Co. (b)	1,746	13,357
Houlihan Lokey, Inc.	506	25,917
Hovnanian Enterprises, Inc. Class A (b)	1,449	2,362
Howard Bancorp, Inc. (b)	222	3,996
The Howard Hughes Corp. (b)	822	108,915
HP, Inc.	48,245	1,094,679
HRG Group, Inc. (b)	2,018	26,416
Hub Group, Inc. Class A (b)	553	27,539
Hubbell, Inc.	1,157	122,341
HubSpot, Inc. (b)	613	76,870
Hudson Pacific Properties, Inc.	10,477	371,200
Humana, Inc.	4,038	1,201,830
Huntington Bancshares, Inc.	23,238	342,993
Huntington Ingalls Industries, Inc.	924	200,314

	Number of Shares	Value
Huntsman Corp.	4,621	$134,933
Hurco Cos., Inc.	79	3,535
Huron Consulting Group, Inc. (b)	364	14,888
Hyatt Hotels Corp. Class A	962	74,218
Hyster-Yale Materials Handling, Inc.	173	11,115
IAC/InterActiveCorp (b)	1,578	240,629
IBERIABANK Corp.	946	71,707
ICF International, Inc.	298	21,173
ICU Medical, Inc. (b)	330	96,904
IDACORP, Inc.	862	79,511
Idera Pharmaceuticals, Inc. (b)	2,874	3,794
IDEX Corp.	1,625	221,780
IDEXX Laboratories, Inc. (b)	1,819	396,433
IES Holdings, Inc. (b)	85	1,424
II-VI, Inc. (b)	1,044	45,362
ILG, Inc.	1,817	60,016
Illinois Tool Works, Inc.	9,906	1,372,377
Illumina, Inc. (b)	4,305	1,202,343
Immersion Corp. (b)	538	8,307
Immune Design Corp. (b)	454	2,066
ImmunoGen, Inc. (b)	2,168	21,095
Immunomedics, Inc. (a) (b)	2,230	52,784
Impac Mortgage Holdings, Inc. (a) (b)	288	2,745
Imperva, Inc. (b)	576	27,792
Impinj, Inc. (a) (b)	357	7,893
Incyte Corp. (b)	3,716	248,972
Independence Contract Drilling, Inc. (b)	335	1,380
Independence Holding Co.	73	2,427
Independence Realty Trust, Inc.	5,608	57,818
Independent Bank Corp.	457	35,829
Independent Bank Corp.	407	10,378
Independent Bank Group, Inc.	356	23,781
Industrial Logistics Properties Trust	333	7,443
Infinera Corp. (b)	2,462	24,448
Infinity Property & Casualty Corp.	180	25,623
Information Services Group, Inc. (b)	311	1,275
InfraREIT, Inc. (b)	804	17,825
Infrastructure and Energy Alternatives, Inc. (b)	287	2,672
Ingevity Corp. (b)	722	58,381
Ingles Markets, Inc. Class A	233	7,409
Ingredion, Inc.	1,525	168,817
InnerWorkings, Inc. (b)	703	6,109
Innophos Holdings, Inc.	325	15,470
Innospec, Inc.	404	30,926
Innovate Biopharmaceuticals, Inc. (b)	313	7,377
Innovative Industrial Properties, Inc. (a)	106	3,882
Innoviva, Inc. (b)	1,108	15,290
Inogen, Inc. (b)	299	55,713
Inovalon Holdings, Inc. Class A (a) (b)	1,227	12,178
Inovio Pharmaceuticals, Inc. (a) (b)	1,578	6,186

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Inphi Corp. (a) (b)	714	$23,284
Insight Enterprises, Inc. (b)	603	29,505
Insmed, Inc. (b)	1,299	30,721
Insperity, Inc.	650	61,912
Inspire Medical Systems, Inc. (b)	134	4,778
Installed Building Products, Inc. (b)	369	20,867
Insteel Industries, Inc.	304	10,154
Instructure, Inc. (b)	525	22,339
Insulet Corp. (b)	1,237	106,011
Insys Therapeutics, Inc. (a) (b)	600	4,344
Integer Holdings Corp. (b)	530	34,264
Integra LifeSciences Holdings Corp. (b)	1,534	98,805
Integrated Device Technology, Inc. (b)	2,251	71,762
Intel Corp.	96,747	4,809,293
Intellia Therapeutics, Inc. (a) (b)	563	15,404
Inter Parfums, Inc.	287	15,354
Interactive Brokers Group, Inc. Class A	1,501	96,679
Intercept Pharmaceuticals, Inc. (b)	371	31,131
Intercontinental Exchange, Inc.	16,766	1,233,139
InterDigital, Inc.	588	47,569
Interface, Inc.	1,012	23,225
Internap Corp. (b)	418	4,356
International Bancshares Corp.	939	40,189
International Business Machines Corp.	19,051	2,661,425
International Flavors & Fragrances, Inc.	1,673	207,385
International Paper Co.	8,777	457,106
International Seaways, Inc. (b)	337	7,798
International Speedway Corp. Class A	409	18,282
The Interpublic Group of Cos., Inc.	8,137	190,731
Intersect ENT, Inc. (b)	518	19,399
INTL. FCStone, Inc. (b)	267	13,807
Intra-Cellular Therapies, Inc. (b)	745	13,164
Intrepid Potash, Inc. (b)	1,822	7,470
Intrexon Corp. (a) (b)	1,177	16,407
IntriCon Corp. (b)	103	4,151
Intuit, Inc.	7,160	1,462,824
Intuitive Surgical, Inc. (b)	3,298	1,578,027
Invacare Corp.	515	9,579
Invesco Mortgage Capital, Inc.	1,961	31,180
Investar Holding Corp.	168	4,645
Investment Technology Group, Inc.	556	11,632
Investors Bancorp, Inc.	4,215	53,910
Investors Real Estate Trust	7,765	42,940
Investors Title Co.	18	3,324
Invitae Corp. (a) (b)	1,084	7,967
Invitation Homes, Inc.	20,317	468,510
ION Geophysical Corp. (b)	180	4,374
Ionis Pharmaceuticals, Inc. (b)	2,668	111,176
Iovance Biotherapeutics, Inc. (b)	1,431	18,317
IPG Photonics Corp. (b)	763	168,341

	Number of Shares	Value
IQVIA Holdings, Inc. (b)	3,454	$344,778
iRhythm Technologies, Inc. (b)	402	32,614
Iridium Communications, Inc. (b)	1,630	26,243
iRobot Corp. (a) (b)	451	34,172
Iron Mountain, Inc.	5,992	209,780
Ironwood Pharmaceuticals, Inc. (b)	2,347	44,875
Isramco, Inc. (b)	23	2,827
iStar, Inc. (b)	1,102	11,891
Iteris, Inc. (b)	634	3,069
Itron, Inc. (b)	588	35,309
ITT, Inc.	1,853	96,856
J Alexander’s Holdings, Inc. (b)	274	3,055
J&J Snack Foods Corp.	256	39,032
J. Jill, Inc. (b)	307	2,867
J.B. Hunt Transport Services, Inc.	1,845	224,260
The J.M. Smucker Co.	2,332	250,643
j2 Global, Inc.	792	68,595
Jabil, Inc.	3,547	98,110
Jack Henry & Associates, Inc.	1,632	212,748
Jack in the Box, Inc.	510	43,411
Jacobs Engineering Group, Inc.	2,718	172,566
Jagged Peak Energy, Inc. (a) (b)	1,115	14,517
JBG SMITH Properties	6,978	254,488
JC Penney Co., Inc. (a) (b)	5,261	12,311
Jefferies Financial Group, Inc.	6,576	149,538
JELD-WEN Holding, Inc. (b)	1,152	32,936
Jernigan Capital, Inc.	244	4,651
JetBlue Airways Corp. (b)	6,690	126,976
John B Sanfilippo & Son, Inc.	144	10,721
John Bean Technologies Corp.	539	47,917
John Wiley & Sons, Inc. Class A	925	57,720
Johnson & Johnson	55,677	6,755,847
Johnson Outdoors, Inc. Class A	93	7,861
Jones Lang LaSalle, Inc.	960	159,350
Jounce Therapeutics, Inc. (a) (b)	180	1,379
JP Morgan Chase & Co.	70,263	7,321,405
Juniper Networks, Inc.	7,320	200,714
K12, Inc. (b)	641	10,493
K2M Group Holdings, Inc. (b)	694	15,615
Kadant, Inc.	183	17,595
Kadmon Holdings, Inc. (b)	1,181	4,712
Kaiser Aluminum Corp.	279	29,047
Kala Pharmaceuticals, Inc. (b)	212	2,911
Kaman Corp.	464	32,336
Kansas City Southern	2,169	229,827
KapStone Paper and Packaging Corp.	1,490	51,405
KAR Auction Services, Inc.	2,853	156,344
Karyopharm Therapeutics, Inc. (b)	823	13,983
KB Home	1,471	40,070
KBR, Inc.	2,382	42,685
Keane Group, Inc. (b)	956	13,069
Kearny Financial Corp.	1,656	22,273
Kellogg Co.	5,253	367,027

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kelly Services, Inc. Class A	512	$11,494
KEMET Corp. (b)	943	22,773
Kemper Corp.	675	51,064
Kennametal, Inc.	1,377	49,434
Kennedy-Wilson Holdings, Inc.	7,941	167,952
Keryx Biopharmaceuticals, Inc. (a) (b)	1,768	6,648
Key Energy Services, Inc. (b)	109	1,770
KeyCorp	22,397	437,637
Keysight Technologies, Inc. (b)	3,954	233,405
The KeyW Holding Corp. (a) (b)	710	6,205
Kforce, Inc.	388	13,308
Kilroy Realty Corp.	6,592	498,619
Kimball Electronics, Inc. (b)	419	7,668
Kimball International, Inc. Class B	584	9,437
Kimberly-Clark Corp.	10,223	1,076,891
Kimco Realty Corp.	27,646	469,706
Kinder Morgan, Inc.	55,672	983,724
Kindred Biosciences, Inc. (b)	314	3,344
Kindred Healthcare, Inc. (b)	1,453	13,077
Kingstone Cos., Inc.	221	3,735
Kinsale Capital Group, Inc.	332	18,214
Kirby Corp. (b)	1,249	104,416
Kirkland’s, Inc. (b)	180	2,095
Kite Realty Group Trust	5,193	88,696
KKR Real Estate Finance Trust, Inc. (a)	275	5,440
KLA-Tencor Corp.	3,306	338,964
KLX, Inc. (b)	864	62,122
KMG Chemicals, Inc.	255	18,814
Knight-Swift Transportation Holdings, Inc.	2,729	104,275
Knoll, Inc.	810	16,856
Knowles Corp. (b)	1,487	22,751
Kohl’s Corp.	3,545	258,430
Kopin Corp. (a) (b)	726	2,076
Koppers Holdings, Inc. (b)	348	13,346
Korn/Ferry International	961	59,515
The Kraft Heinz Co.	17,687	1,111,097
Kraton Corp. (b)	509	23,485
Kratos Defense & Security Solutions, Inc. (b)	1,434	16,505
The Kroger Co.	18,034	513,067
Kronos Worldwide, Inc.	385	8,674
Kura Oncology, Inc. (b)	382	6,952
KVH Industries, Inc. (b)	209	2,801
L Brands, Inc.	4,917	181,339
L3 Technologies, Inc.	1,658	318,867
La Jolla Pharmaceutical Co. (a) (b)	373	10,880
La-Z-Boy, Inc.	812	24,847
Laboratory Corp. of America Holdings (b)	2,162	388,144
Ladder Capital Corp.	1,511	23,602
Ladenburg Thalmann Financial Services, Inc.	2,086	7,092

	Number of Shares	Value
Lakeland Bancorp, Inc.	715	$14,193
Lakeland Financial Corp.	401	19,324
Lam Research Corp.	3,476	600,827
Lamar Advertising Co. Class A	1,757	120,021
Lamb Weston Holdings, Inc.	3,105	212,724
Lancaster Colony Corp.	321	44,433
Landec Corp. (b)	542	8,076
Lands’ End, Inc. (a) (b)	179	4,994
Landstar System, Inc.	884	96,533
Lannett Co., Inc. (b)	484	6,582
Lantheus Holdings, Inc. (b)	634	9,225
Laredo Petroleum, Inc. (b)	2,624	25,243
Las Vegas Sands Corp.	10,476	799,947
LaSalle Hotel Properties	7,022	240,363
Lattice Semiconductor Corp. (b)	2,043	13,402
Laureate Education, Inc. Class A (b)	775	11,106
Lawson Products, Inc. (b)	154	3,750
LB Foster Co. Class A (b)	202	4,636
LCI Industries	413	37,232
LCNB Corp.	116	2,285
Leaf Group Ltd. (b)	331	3,591
Lear Corp.	1,403	260,691
LegacyTexas Financial Group, Inc.	802	31,294
Legg Mason, Inc.	1,790	62,167
Leggett & Platt, Inc.	2,774	123,831
Leidos Holdings, Inc.	3,031	178,829
LeMaitre Vascular, Inc.	248	8,303
LendingClub Corp. (b)	5,541	21,000
LendingTree, Inc. (a) (b)	131	28,008
Lennar Corp. Class A	5,996	314,790
Lennar Corp. Class B	338	14,429
Lennox International, Inc.	778	155,717
Lexicon Pharmaceuticals, Inc. (a) (b)	678	8,136
Lexington Realty Trust	13,757	120,099
LGI Homes, Inc. (a) (b)	296	17,088
LHC Group, Inc. (b)	521	44,592
Liberty Broadband Corp. Class A (b)	540	40,846
Liberty Broadband Corp. Class C (b)	2,204	166,887
Liberty Expedia Holdings, Inc. Class A (b)	913	40,117
Liberty Media Corp-Liberty Braves Class A (b)	118	3,034
Liberty Media Corp-Liberty Braves Class C (b)	573	14,818
Liberty Media Corp-Liberty Formula One Class A (b)	500	17,655
Liberty Media Corp-Liberty Formula One Class C (b)	4,180	155,203
Liberty Media Corp-Liberty SiriusXM Class A (b)	1,785	80,414
Liberty Media Corp-Liberty SiriusXM Class C (b)	3,603	163,432
Liberty Oilfield Services, Inc. (a) (b)	280	5,242

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Property Trust	9,993	$442,990
Liberty TripAdvisor Holdings, Inc. Class A (b)	1,280	20,608
Life Storage, Inc.	3,084	300,104
LifePoint Health, Inc. (b)	598	29,182
Lifetime Brands, Inc.	158	1,999
Ligand Pharmaceuticals, Inc. (b)	355	73,545
Lilis Energy, Inc. (a) (b)	544	2,829
Limelight Networks, Inc. (b)	1,918	8,573
Limoneira Co.	167	4,110
Lincoln Electric Holdings, Inc.	1,334	117,072
Lincoln National Corp.	4,627	288,031
Lindblad Expeditions Holdings, Inc. (b)	270	3,578
Lindsay Corp.	177	17,167
Liquidity Services, Inc. (b)	611	4,002
Lithia Motors, Inc. Class A	402	38,017
Littelfuse, Inc.	510	116,372
Live Nation Entertainment, Inc. (b)	2,902	140,950
Live Oak Bancshares, Inc.	431	13,210
LivePerson, Inc. (b)	934	19,707
Livexlive Media, Inc. (b)	80	462
LKQ Corp. (b)	6,542	208,690
Lockheed Martin Corp.	7,282	2,151,321
Loews Corp.	5,943	286,928
LogMeIn, Inc.	1,089	112,439
Loral Space & Communications, Inc. (b)	209	7,858
Louisiana-Pacific Corp.	2,479	67,478
Lowe’s Cos., Inc.	24,250	2,317,572
Loxo Oncology, Inc. (b)	449	77,893
LPL Financial Holdings, Inc.	1,871	122,625
LSB Industries, Inc. (b)	573	3,037
LSC Communications, Inc.	531	8,315
LTC Properties, Inc.	2,480	105,995
Lululemon Athletica, Inc. (b)	2,084	260,187
Lumber Liquidators Holdings, Inc. (a) (b)	444	10,811
Lumentum Holdings, Inc. (b)	1,060	61,374
Luminex Corp.	703	20,760
Luther Burbank Corp.	279	3,210
Lydall, Inc. (b)	275	12,004
M&T Bank Corp.	3,067	521,850
M.D.C. Holdings, Inc.	781	24,031
M/I Homes, Inc. (b)	456	12,075
Macatawa Bank Corp.	507	6,155
The Macerich Co.	9,220	523,973
Mack-Cali Realty Corp.	5,648	114,541
MACOM Technology Solutions Holdings, Inc. (a) (b)	791	18,225
Macquarie Infrastructure Corp.	1,674	70,643
MacroGenics, Inc. (b)	677	13,980
Macy’s, Inc.	6,486	242,771

	Number of Shares	Value
The Madison Square Garden Co. Class A (b)	390	$120,974
Madrigal Pharmaceuticals, Inc. (b)	98	27,410
Magellan Health, Inc. (b)	415	39,819
Malibu Boats, Inc. Class A (b)	368	15,434
Malvern Bancorp, Inc. (b)	75	1,826
Mammoth Energy Services, Inc. (b)	145	4,924
Manhattan Associates, Inc. (b)	1,406	66,096
Manitex International, Inc. (b)	241	3,008
The Manitowoc Co., Inc. (b)	639	16,525
MannKind Corp. (b)	2,375	4,513
ManpowerGroup, Inc.	1,391	119,709
ManTech International Corp. Class A	439	23,548
Marathon Oil Corp.	18,040	376,314
Marathon Petroleum Corp.	13,432	942,389
Marcus & Millichap, Inc. (b)	335	13,068
The Marcus Corp.	297	9,652
Marine Products Corp.	185	3,289
MarineMax, Inc. (b)	385	7,296
Marinus Pharmaceuticals, Inc. (b)	617	4,362
Markel Corp. (b)	288	312,293
MarketAxess Holdings, Inc.	776	153,539
Marlin Business Services Corp.	110	3,284
Marriott International, Inc. Class A	8,596	1,088,254
Marriott Vacations Worldwide Corp.	367	41,456
Marrone Bio Innovations, Inc. (b)	1,381	2,541
Marsh & McLennan Cos., Inc.	14,887	1,220,287
Marten Transport Ltd.	639	14,985
Martin Marietta Materials, Inc.	1,332	297,476
Masco Corp.	6,556	245,326
Masimo Corp. (b)	955	93,256
MasTec, Inc. (b)	1,076	54,607
Mastercard, Inc. Class A	19,052	3,744,099
Matador Resources Co. (b)	1,630	48,981
Match Group, Inc. (a) (b)	1,094	42,382
Materion Corp.	334	18,086
Matrix Service Co. (b)	425	7,799
Matson, Inc.	711	27,288
Mattel, Inc. (a)	7,279	119,521
Matthews International Corp. Class A	530	31,164
Maui Land & Pineapple Co., Inc. (b)	181	2,027
Maxim Integrated Products, Inc.	5,899	346,035
MAXIMUS, Inc.	1,102	68,445
MaxLinear, Inc. (b)	1,044	16,276
Maxwell Technologies, Inc. (a) (b)	398	2,070
MB Financial, Inc.	1,400	65,380
MBIA, Inc. (a) (b)	1,394	12,602
MBT Financial Corp.	395	4,207
MCBC Holdings, Inc. (b)	283	8,193
McCormick & Co., Inc.	2,577	299,164
McDonald’s Corp.	16,299	2,553,890
McGrath RentCorp	393	24,865
McKesson Corp.	6,045	806,403

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MDU Resources Group, Inc.	4,112	$117,932
MedEquities Realty Trust, Inc.	584	6,436
Medical Properties Trust, Inc.	24,522	344,289
The Medicines Co. (b)	1,173	43,049
MediciNova, Inc. (b)	555	4,418
Medidata Solutions, Inc. (b)	978	78,788
Medifast, Inc.	197	31,552
MEDNAX, Inc. (b)	1,970	85,262
Medpace Holdings, Inc. (b)	217	9,331
The Meet Group, Inc. (b)	1,366	6,120
Melinta Therapeutics, Inc. (b)	254	1,613
Menlo Therapeutics, Inc. (b)	111	901
Mercantile Bank Corp.	246	9,092
Merchants Bancorp	270	7,703
Merck & Co., Inc.	55,841	3,389,549
Mercury General Corp.	568	25,878
Mercury Systems, Inc. (b)	790	30,067
Meredith Corp. (a)	677	34,527
Meridian Bancorp, Inc.	815	15,607
Meridian Bioscience, Inc.	704	11,194
Merit Medical Systems, Inc. (b)	832	42,598
Meritage Home Corp. (b)	666	29,271
Meritor, Inc. (b)	1,422	29,251
Mersana Therapeutics, Inc. (b)	210	3,751
Mesa Laboratories, Inc.	50	10,554
Meta Financial Group, Inc.	152	14,805
Methode Electronics, Inc.	607	24,462
MetLife, Inc.	25,332	1,104,475
Metropolitan Bank Holding Corp. (b)	110	5,773
Mettler-Toledo International, Inc. (b)	527	304,938
MFA Financial, Inc.	8,279	62,755
MGE Energy, Inc.	584	36,821
MGIC Investment Corp. (b)	6,264	67,150
MGM Resorts International	11,004	319,446
MGP Ingredients, Inc.	218	19,361
The Michaels Cos., Inc. (b)	2,305	44,187
Microchip Technology, Inc.	4,875	443,381
Micron Technology, Inc. (b)	33,993	1,782,593
Microsoft Corp.	157,178	15,499,323
MicroStrategy, Inc. Class A (b)	162	20,695
Mid Penn Bancorp, Inc.	77	2,687
Mid-America Apartment Communities, Inc.	7,700	775,159
The Middleby Corp. (a) (b)	1,160	121,127
Middlefield Banc Corp.	70	3,549
Middlesex Water Co.	303	12,778
Midland States Bancorp, Inc.	354	12,128
MidSouth Bancorp, Inc.	239	3,167
Midstates Petroleum Co., Inc. (b)	297	4,042
MidWestOne Financial Group, Inc.	219	7,398
Milacron Holdings Corp. (b)	1,175	22,243
Miller Industries, Inc.	238	6,081
MiMedx Group, Inc. (a) (b)	1,761	11,253

	Number of Shares	Value
MINDBODY, Inc. Class A (b)	728	$28,101
Minerals Technologies, Inc.	603	45,436
Minerva Neurosciences, Inc. (b)	640	5,280
Miragen Therapeutics, Inc. (b)	333	2,135
Mirati Therapeutics, Inc. (b)	306	15,086
Mistras Group, Inc. (b)	350	6,608
Mitek Systems, Inc. (b)	660	5,874
MKS Instruments, Inc.	1,146	109,672
Mobile Mini, Inc.	737	34,565
MobileIron, Inc. (b)	1,211	5,389
Model N, Inc. (b)	489	9,095
Modine Manufacturing Co. (b)	837	15,275
Moelis & Co.Class A	663	38,885
Mohawk Industries, Inc. (b)	1,318	282,408
Molina Healthcare, Inc. (b)	1,302	127,518
Molson Coors Brewing Co. Class B	3,678	250,251
Momenta Pharmaceuticals, Inc. (b)	1,279	26,156
Monarch Casino & Resort, Inc. (b)	168	7,400
Mondelez International, Inc. Class A	42,528	1,743,648
MoneyGram International, Inc. (b)	375	2,509
Monmouth Real Estate Investment Corp.	5,028	83,113
Monolithic Power Systems, Inc.	862	115,224
Monotype Imaging Holdings, Inc.	701	14,230
Monro, Inc.	542	31,490
Monster Beverage Corp. (b)	11,922	683,131
Moody’s Corp.	3,531	602,247
Moog, Inc. Class A	550	42,878
Morgan Stanley	36,629	1,736,215
Morningstar, Inc.	385	49,376
The Mosaic Co.	7,439	208,664
Motorcar Parts of America, Inc. (b)	307	5,744
Motorola Solutions, Inc.	3,435	399,731
Movado Group, Inc.	246	11,882
MRC Global, Inc. (b)	1,387	30,056
MSA Safety, Inc.	580	55,877
MSC Industrial Direct Co., Inc. Class A	940	79,759
MSCI, Inc.	1,865	308,527
MSG Networks, Inc. Class A (b)	1,025	24,549
MTGE Investment Corp.	746	14,622
MTS Systems Corp.	329	17,322
Mueller Industries, Inc.	963	28,418
Mueller Water Products, Inc. Class A	2,618	30,683
Multi-Color Corp.	230	14,869
Murphy Oil Corp.	3,449	116,473
Murphy USA, Inc. (b)	524	38,928
Mustang Bio, Inc. (b)	350	2,412
MutualFirst Financial, Inc.	70	2,643
MVB Financial Corp.	140	2,527
Myers Industries, Inc.	509	9,773
MyoKardia, Inc. (b)	517	25,669
MYR Group, Inc. (b)	252	8,936

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Myriad Genetics, Inc. (b)	1,113	$41,593
NACCO Industries, Inc. Class A	95	3,206
Nanometrics, Inc. (b)	394	13,952
NanoString Technologies, Inc. (b)	296	4,049
NantHealth, Inc. (b)	332	1,099
NantKwest, Inc. (a) (b)	652	1,995
Napco Security Technologies, Inc. (b)	275	4,029
Nasdaq, Inc.	2,493	227,536
Natera, Inc. (b)	416	7,829
Nathan’s Famous, Inc.	43	4,046
National Bank Holdings Corp. Class A	485	18,716
National Bankshares, Inc.	140	6,496
National Beverage Corp. (b)	200	21,380
National CineMedia, Inc.	1,310	11,004
National Commerce Corp. (b)	252	11,668
National Fuel Gas Co.	1,734	91,833
National General Holdings Corp.	1,049	27,620
National Health Investors, Inc.	2,539	187,074
National HealthCare Corp.	194	13,654
National Instruments Corp.	2,358	98,989
National Oilwell Varco, Inc.	8,098	351,453
National Presto Industries, Inc.	78	9,672
National Research Corp. Class A	177	6,620
National Retail Properties, Inc.	10,423	458,195
National Storage Affiliates Trust	3,256	100,350
National Vision Holdings, Inc. (b)	581	21,247
National Western Life Group, Inc. Class A	37	11,369
Nationstar Mortgage Holdings, Inc. (b)	494	8,660
Natural Gas Services Group, Inc. (b)	273	6,443
Natural Grocers by Vitamin Cottage, Inc. (b)	56	713
Natural Health Trends Corp.	92	2,302
Nature’s Sunshine Products, Inc. (b)	260	2,431
Natus Medical, Inc. (b)	522	18,009
Nautilus, Inc. (b)	560	8,792
Navient Corp.	5,457	71,105
Navigant Consulting, Inc. (b)	766	16,959
The Navigators Group, Inc.	343	19,551
Navistar International Corp. (b)	845	34,408
NBT Bancorp, Inc.	712	27,163
NCI Building Systems, Inc. (b)	680	14,280
NCR Corp. (b)	2,500	74,950
NCS Multistage Holdings, Inc. (a) (b)	152	2,209
Neenah, Inc.	279	23,673
Nektar Therapeutics (b)	3,308	161,530
Nelnet, Inc. Class A	322	18,808
Neogen Corp. (b)	845	67,761
NeoGenomics, Inc. (b)	1,001	13,123
NeoPhotonics Corp. (b)	722	4,498
Neos Therapeutics, Inc. (a) (b)	510	3,188
NetApp, Inc.	5,689	446,757
Netflix, Inc. (b)	8,640	3,381,955

	Number of Shares	Value
NETGEAR, Inc. (b)	532	$33,250
NetScout Systems, Inc. (b)	1,428	42,412
Neurocrine Biosciences, Inc. (b)	1,889	185,575
Nevro Corp. (b)	501	40,005
The New Home Co., Inc. (b)	308	3,071
New Jersey Resources Corp.	1,469	65,738
New Media Investment Group, Inc.	1,025	18,942
New Relic, Inc. (b)	748	75,241
New Residential Investment Corp.	7,050	123,304
New Senior Investment Group, Inc.	4,671	35,359
New York & Co., Inc. (b)	597	3,057
New York Community Bancorp, Inc.	10,100	111,504
New York Mortgage Trust, Inc.	1,811	10,884
The New York Times Co. Class A	2,232	57,809
Newell Brands, Inc.	9,557	246,475
Newfield Exploration Co. (b)	4,217	127,564
NewLink Genetics Corp. (a) (b)	576	2,742
Newmark Group, Inc.	391	5,564
NewMarket Corp.	169	68,360
Newmont Mining Corp.	11,302	426,198
Newpark Resources, Inc. (b)	1,599	17,349
News Corp. Class A	8,096	125,488
News Corp. Class B	2,519	39,926
Nexeo Solutions, Inc. (b)	605	5,524
NexPoint Residential Trust, Inc.	267	7,596
Nexstar Media Group, Inc. Class A	762	55,931
NextEra Energy, Inc.	13,827	2,309,524
NI Holdings, Inc. (b)	105	1,780
NIC, Inc.	1,095	17,027
Nicolet Bankshares, Inc. (b)	132	7,275
NII Holdings, Inc. (b)	1,504	5,866
NIKE, Inc. Class B	26,018	2,073,114
Nine Energy Service, Inc. (b)	157	5,200
NiSource, Inc.	7,682	201,883
NL Industries, Inc. (b)	142	1,235
nLight, Inc. (b)	117	3,868
NMI Holdings, Inc. Class A (b)	1,112	18,126
NN, Inc.	452	8,543
Noble Energy, Inc.	10,173	358,903
Noodles & Co. (a) (b)	110	1,353
Nordson Corp.	1,226	157,431
Nordstrom, Inc.	2,478	128,311
Norfolk Southern Corp.	8,287	1,250,260
Northeast Bancorp	83	1,809
Northern Oil and Gas, Inc. (b)	1,820	5,733
Northern Trust Corp.	4,393	451,996
Northfield Bancorp, Inc.	801	13,313
Northrim BanCorp, Inc.	90	3,560
Northrop Grumman Corp.	4,748	1,460,960
NorthStar Realty Europe Corp.	871	12,621
Northwest Bancshares, Inc.	1,625	28,259
Northwest Natural Gas Co.	479	30,560
Northwest Pipe Co. (b)	123	2,383

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NorthWestern Corp.	844	$48,319
Norwood Financial Corp. (a)	74	2,665
Novavax, Inc. (a) (b)	6,584	8,823
NOW, Inc. (b)	1,804	24,047
NRG Energy, Inc.	6,664	204,585
NRG Yield, Inc. Class A	596	10,162
NRG Yield, Inc. Class C	1,112	19,126
Nu Skin Enterprises, Inc. Class A	1,164	91,013
Nuance Communications, Inc. (b)	6,203	86,129
Nucor Corp.	6,747	421,687
Nutanix, Inc. Class A (b)	2,254	116,239
Nutrisystem, Inc.	510	19,635
NuVasive, Inc. (b)	870	45,344
Nuvectra Corp. (b)	235	4,825
NV5 Global, Inc. (b)	146	10,118
NVE Corp.	88	10,717
NVIDIA Corp.	12,070	2,859,383
NVR, Inc. (b)	67	199,013
NxStage Medical, Inc. (b)	1,113	31,053
O’Reilly Automotive, Inc. (b)	1,703	465,890
Oak Valley Bancorp	117	2,676
Oasis Petroleum, Inc. (b)	4,554	59,065
Occidental Petroleum Corp.	22,492	1,882,131
Oceaneering International, Inc.	1,680	42,773
OceanFirst Financial Corp.	809	24,238
Oclaro, Inc. (b)	2,817	25,156
Ocular Therapeutix, Inc. (a) (b)	595	4,016
Ocwen Financial Corp. (b)	2,003	7,932
Odonate Therapeutics, Inc. (b)	140	3,091
Office Depot, Inc.	9,548	24,347
OGE Energy Corp.	4,228	148,868
Ohio Valley Banc Corp.	56	2,937
Oil States International, Inc. (b)	1,015	32,581
Oil-Dri Corp. of America	105	4,425
Okta, Inc. (b)	1,815	91,422
Old Dominion Freight Line, Inc.	1,395	207,799
Old Line Bancshares, Inc.	264	9,216
Old National Bancorp	2,534	47,132
Old Republic International Corp.	6,005	119,560
Old Second Bancorp, Inc.	571	8,222
Olin Corp.	3,565	102,387
Ollie’s Bargain Outlet Holdings, Inc. (b)	838	60,755
Olympic Steel, Inc.	199	4,062
Omega Flex, Inc.	48	3,797
Omega Healthcare Investors, Inc.	13,304	412,424
Omeros Corp. (a) (b)	771	13,986
Omnicell, Inc. (b)	640	33,568
Omnicom Group, Inc.	4,776	364,266
OMNOVA Solutions, Inc. (b)	652	6,781
On Deck Capital, Inc. (b)	993	6,951
ON Semiconductor Corp. (b)	8,936	198,692
ONE Gas, Inc.	894	66,818

	Number of Shares	Value
One Liberty Properties, Inc.	288	$7,606
OneMain Holdings, Inc. (b)	1,617	53,830
ONEOK, Inc.	8,689	606,753
Onespan, Inc. (b)	541	10,631
Ooma, Inc. (b)	365	5,165
OP Bancorp (b)	208	2,646
OPKO Health, Inc. (a) (b)	5,449	25,610
Oppenheimer Holdings, Inc. Class A	186	5,208
Optinose, Inc. (b)	273	7,639
Opus Bank	333	9,557
Oracle Corp.	59,582	2,625,183
OraSure Technologies, Inc. (b)	964	15,877
ORBCOMM, Inc. (b)	1,369	13,827
Orchid Island Capital, Inc. (a)	866	6,512
Organovo Holdings, Inc. (a) (b)	951	1,331
Origin Bancorp, Inc.	276	11,299
Orion Group Holdings, Inc. (b)	575	4,750
Oritani Financial Corp.	684	11,081
Ormat Technologies, Inc.	686	36,488
Orrstown Financial Services, Inc.	109	2,834
OrthoPediatrics Corp. (b)	117	3,117
Oshkosh Corp.	1,558	109,559
OSI Systems, Inc. (b)	270	20,879
Otter Tail Corp.	650	30,940
Outfront Media, Inc.	2,888	56,172
Overseas Shipholding Group, Inc. Class A (b)	1,076	4,175
Overstock.com, Inc. (a) (b)	351	11,811
Ovid therapeutics, Inc. (b)	305	2,379
Owens & Minor, Inc.	1,052	17,579
Owens Corning	2,321	147,082
Owens-Illinois, Inc. (b)	3,369	56,633
Oxford Industries, Inc.	279	23,151
P.H. Glatfelter Co.	716	14,026
PACCAR, Inc.	7,276	450,821
Pacific Biosciences of California, Inc. (a) (b)	2,213	7,856
Pacific Mercantile Bancorp (b)	195	1,901
Pacific Premier Bancorp, Inc. (b)	771	29,414
Pacira Pharmaceuticals, Inc. (b)	669	21,441
Packaging Corp. of America	1,982	221,568
PacWest Bancorp	2,659	131,408
Palatin Technologies, Inc. (b)	3,358	3,257
Palo Alto Networks, Inc. (b)	1,877	385,667
PAM Transportation Services, Inc. (b)	60	2,818
Pandora Media, Inc. (b)	4,323	34,065
Panhandle Oil & Gas, Inc. Class A	309	5,902
Papa John’s International, Inc. (a)	406	20,592
Par Pacific Holdings, Inc. (b)	499	8,673
PAR Technology Corp. (b)	190	3,359
Paramount Group, Inc.	14,130	217,602
Paratek Pharmaceuticals, Inc. (a) (b)	534	5,447
Park City Group, Inc. (a) (b)	358	2,828

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Park Electrochemical Corp.	277	$6,424
Park Hotels & Resorts, Inc.	13,675	418,865
Park National Corp.	218	24,290
Park-Ohio Holdings Corp.	123	4,588
Parke Bancorp, Inc.	71	1,679
Parker-Hannifin Corp.	2,810	437,938
Parsley Energy, Inc. Class A (b)	5,485	166,086
Party City Holdco, Inc. (b)	638	9,729
Patrick Industries, Inc. (b)	414	23,536
Pattern Energy Group, Inc.	1,334	25,012
Patterson Cos., Inc.	1,376	31,194
Patterson-UTI Energy, Inc.	4,632	83,376
Paychex, Inc.	6,803	464,985
Paycom Software, Inc. (b)	1,051	103,870
Paylocity Holding Corp. (b)	492	28,959
PayPal Holdings, Inc. (b)	34,881	2,904,541
PBF Energy, Inc. Class A	2,363	99,081
PC Connection, Inc.	217	7,204
PCSB Financial Corp.	221	4,391
PDC Energy, Inc. (b)	1,121	67,764
PDF Solutions, Inc. (b)	391	4,684
PDL BioPharma, Inc. (b)	2,043	4,781
pdvWireless, Inc. (b)	122	3,044
Peabody Energy Corp.	1,365	62,080
Peapack Gladstone Financial Corp.	275	9,512
Pebblebrook Hotel Trust	4,300	166,840
Pegasystems, Inc.	797	43,676
Penn National Gaming, Inc. (b)	1,450	48,705
Penn Virginia Corp. (b)	201	17,063
Penns Woods Bancorp, Inc.	105	4,702
Pennsylvania REIT (a)	4,467	49,092
PennyMac Financial Services, Inc. Class A (b)	334	6,563
PennyMac Mortgage Investment Trust	936	17,775
Penske Automotive Group, Inc.	738	34,575
Penumbra, Inc. (b)	649	89,659
People’s United Financial, Inc.	7,295	131,967
People’s Utah Bancorp	272	9,710
Peoples Bancorp of North Carolina, Inc.	50	1,602
Peoples Bancorp, Inc.	309	11,674
Peoples Financial Services Corp.	103	4,843
PepsiCo, Inc.	29,377	3,198,274
Perficient, Inc. (b)	569	15,005
Performance Food Group Co. (b)	1,719	63,087
PerkinElmer, Inc.	2,331	170,699
Perry Ellis International, Inc. (b)	265	7,200
Perspecta, Inc.	2,434	50,019
PetIQ, Inc. (a) (b)	188	5,050
PetMed Express, Inc. (a)	339	14,933
Pfenex, Inc. (b)	446	2,413
Pfizer, Inc.	120,321	4,365,246
PFSweb, Inc. (b)	261	2,537

	Number of Shares	Value
PG&E Corp.	10,957	$466,330
PGT Innovations, Inc. (b)	811	16,909
PHH Corp. (b)	548	5,951
PHI, Inc. (b)	126	1,281
Phibro Animal Health Corp. Class A	336	15,473
Philip Morris International, Inc.	32,213	2,600,878
Phillips 66	12,339	1,385,793
Photronics, Inc. (b)	1,104	8,804
Physicians Realty Trust	11,585	184,665
PICO Holdings, Inc.	453	5,277
Piedmont Office Realty Trust, Inc. Class A	8,082	161,074
Pier 1 Imports, Inc.	1,636	3,894
Pieris Pharmaceuticals, Inc. (b)	1,002	5,080
Pilgrim’s Pride Corp. (b)	1,087	21,881
Pinnacle Entertainment, Inc. (b)	908	30,627
Pinnacle Financial Partners, Inc.	1,590	97,546
Pinnacle Foods, Inc.	2,511	163,366
Pinnacle West Capital Corp.	2,368	190,766
Pioneer Energy Services Corp. (b)	1,028	6,014
Pioneer Natural Resources Co.	4,968	940,144
Piper Jaffray Cos.	247	18,982
Pitney Bowes, Inc.	3,185	27,295
PJT Partners, Inc. Class A	353	18,847
Planet Fitness, Inc. Class A (b)	1,492	65,558
Plantronics, Inc.	563	42,929
Platform Specialty Products Corp. (b)	4,702	54,543
PlayAGS, Inc. (b)	270	7,309
Plexus Corp. (b)	568	33,819
Plug Power, Inc. (a) (b)	3,651	7,375
The PNC Financial Services Group, Inc.	13,773	1,860,732
PNM Resources, Inc.	1,366	53,137
Polaris Industries, Inc.	1,256	153,458
PolarityTE, Inc. (a) (b)	147	3,460
PolyOne Corp.	1,370	59,211
Ponce de Leon Federal Bank (b)	156	2,451
Pool Corp.	829	125,593
Portland General Electric Co.	1,536	65,679
Portola Pharmaceuticals, Inc. (b)	1,102	41,623
Post Holdings, Inc. (b)	1,375	118,277
Potbelly Corp. (b)	305	3,950
PotlatchDeltic Corp.	1,036	52,681
Powell Industries, Inc.	124	4,319
Power Integrations, Inc.	487	35,575
PPG Industries, Inc.	7,316	758,889
PPL Corp.	14,843	423,768
PQ Group Holdings, Inc. (b)	567	10,206
PRA Group, Inc. (b)	755	29,105
PRA Health Sciences, Inc. (b)	1,069	99,802
Praxair, Inc.	8,428	1,332,888
Preferred Apartment Communities, Inc. Class A	579	9,837

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Bank	220	$13,521
Preformed Line Products Co.	41	3,640
Premier Financial Bancorp, Inc.	233	4,350
Premier, Inc. Class A (b)	1,104	40,164
Presidio, Inc. (b)	503	6,589
Prestige Brands Holdings, Inc. (b)	906	34,772
PRGX Global, Inc. (b)	353	3,424
PriceSmart, Inc.	376	34,028
Primerica, Inc.	729	72,608
Primo Water Corp. (b)	456	7,975
Primoris Services Corp.	732	19,932
Principal Financial Group, Inc.	5,994	317,382
ProAssurance Corp.	901	31,940
The Procter & Gamble Co.	52,207	4,075,278
Profire Energy, Inc. (b)	541	1,829
Progenics Pharmaceuticals, Inc. (b)	1,396	11,224
Progress Software Corp.	751	29,154
The Progressive Corp.	17,015	1,006,437
Prologis, Inc.	40,381	2,652,628
Proofpoint, Inc. (b)	1,065	122,805
ProPetro Holding Corp. (b)	1,211	18,988
PROS Holdings, Inc. (b)	447	16,347
Prosperity Bancshares, Inc.	1,397	95,499
Proteostasis Therapeutics, Inc. (b)	817	2,279
Proto Labs, Inc. (b)	459	54,598
The Providence Service Corp. (b)	198	15,553
Provident Bancorp, Inc. (b)	34	891
Provident Financial Services, Inc.	1,048	28,851
Prudential Bancorp, Inc.	92	1,776
Prudential Financial, Inc.	12,315	1,151,576
PS Business Parks, Inc.	1,269	163,066
PTC Therapeutics, Inc. (b)	767	25,871
PTC, Inc. (b)	2,423	227,302
Public Service Enterprise Group, Inc.	10,694	578,973
Public Storage	11,305	2,564,652
Pulse Biosciences, Inc. (b)	253	3,830
PulteGroup, Inc.	5,489	157,809
Puma Biotechnology, Inc. (b)	489	28,924
Pure Cycle Corp. (b)	217	2,072
Pure Storage, Inc. Class A (b)	3,483	83,174
PVH Corp.	1,622	242,846
Pzena Investment Management, Inc. Class A	403	3,712
Q2 Holdings, Inc. (b)	616	35,143
QAD, Inc. Class A	194	9,729
QCR Holdings, Inc.	240	11,388
QEP Resources, Inc. (b)	4,941	60,577
Qorvo, Inc. (b)	2,676	214,535
QTS Realty Trust, Inc. Class A	3,213	126,913
Quad/Graphics, Inc.	523	10,894
Quaker Chemical Corp.	220	34,071
QUALCOMM, Inc.	43,581	2,445,766
Quality Care Properties, Inc. (b)	6,091	131,017

	Number of Shares	Value
Quality Systems, Inc. (b)	892	$17,394
Qualys, Inc. (b)	570	48,051
Quanex Building Products Corp.	574	10,303
Quanta Services, Inc. (b)	3,136	104,742
Quantenna Communications, Inc. (b)	583	9,060
Quanterix Corp. (b)	159	2,283
Quest Diagnostics, Inc.	2,875	316,077
Quidel Corp. (b)	555	36,907
QuinStreet, Inc. (b)	543	6,896
Quorum Health Corp. (b)	507	2,535
Quotient Technology, Inc. (b)	1,375	18,012
Qurate Retail, Inc. (b)	9,213	195,500
R1 RCM, Inc. (b)	1,682	14,600
Ra Pharmaceuticals, Inc. (b)	259	2,577
Radian Group, Inc.	3,675	59,608
Radiant Logistics, Inc. (b)	896	3,503
Radius Health, Inc. (a) (b)	648	19,097
RadNet, Inc. (b)	579	8,685
Ralph Lauren Corp.	1,164	146,338
Rambus, Inc. (b)	1,864	23,375
Ramco-Gershenson Properties Trust	5,126	67,714
Range Resources Corp.	4,468	74,750
Rapid7, Inc. (b)	606	17,101
Raven Industries, Inc.	607	23,339
Raymond James Financial, Inc.	2,781	248,482
Rayonier Advanced Materials, Inc.	788	13,467
Rayonier, Inc.	2,716	105,082
Raytheon Co.	8,432	1,628,894
RBB Bancorp	229	7,355
RBC Bearings, Inc. (b)	399	51,395
RCI Hospitality Holdings, Inc.	194	6,140
RE/MAX Holdings, Inc. Class A	293	15,368
Reading International, Inc. Series A (b)	335	5,343
Realogy Holdings Corp. (a)	2,689	61,309
RealPage, Inc. (b)	1,487	81,934
Realty Income Corp.	19,344	1,040,514
Reata Pharmaceuticals, Inc. Class A (a) (b)	286	10,001
Recro Pharma, Inc. (b)	67	336
Red Hat, Inc. (b)	3,752	504,156
Red Lion Hotels Corp. (b)	333	3,879
Red Robin Gourmet Burgers, Inc. (b)	219	10,205
Red Rock Resorts, Inc. Class A	1,185	39,697
Redfin Corp. (a) (b)	1,249	28,839
Redwood Trust, Inc.	1,247	20,538
Regal Beloit Corp.	927	75,829
Regency Centers Corp.	10,334	641,535
Regeneron Pharmaceuticals, Inc. (b)	2,339	806,932
REGENXBIO, Inc. (b)	464	33,292
Regional Management Corp. (b)	128	4,483
Regions Financial Corp.	23,803	423,217
Regis Corp. (b)	590	9,759

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc.	1,367	$182,467
Reis, Inc.	207	4,513
Reliance Steel & Aluminum Co.	1,490	130,435
Reliant Bancorp, Inc.	179	5,021
Remark Holdings, Inc. (a) (b)	482	1,885
Renasant Corp.	820	37,326
Renewable Energy Group, Inc. (b)	567	10,121
Rent-A-Center, Inc.	694	10,216
Repligen Corp. (b)	638	30,012
Republic Bancorp, Inc. Class A	188	8,516
Republic First Bancorp, Inc. (b)	734	5,762
Republic Services, Inc.	4,660	318,558
ResMed, Inc.	2,979	308,565
Resolute Energy Corp. (a) (b)	360	11,232
Resources Connection, Inc.	464	7,842
Retail Opportunity Investments Corp.	6,945	133,066
Retail Properties of America, Inc. Class A	14,765	188,697
Retrophin, Inc. (b)	643	17,528
REV Group, Inc. (a)	540	9,185
Revance Therapeutics, Inc. (b)	558	15,317
Revlon, Inc. Class A (b)	152	2,668
REX American Resources Corp. (b)	88	7,125
Rexford Industrial Realty, Inc.	5,094	159,901
Rexnord Corp. (b)	1,772	51,494
RGC Resources, Inc.	162	4,727
RH (a) (b)	333	46,520
Rhythm Pharmaceuticals, Inc. (b)	208	6,502
Ribbon Communications, Inc. (b)	902	6,422
Rigel Pharmaceuticals, Inc. (b)	2,741	7,757
RigNet, Inc. (b)	327	3,368
Ring Energy, Inc. (b)	1,008	12,721
RingCentral, Inc. Class A (b)	1,408	99,053
Rite Aid Corp. (b)	17,771	30,744
Riverview Bancorp, Inc.	237	2,000
RLI Corp.	670	44,347
RLJ Lodging Trust	11,092	244,579
The RMR Group, Inc. Class A	136	10,669
Robert Half International, Inc.	2,548	165,875
Rocket Pharmaceuticals, Inc. (a) (b)	354	6,949
Rockwell Automation, Inc.	2,652	440,842
Rockwell Collins, Inc.	3,473	467,744
Rockwell Medical, Inc. (a) (b)	891	4,393
Rocky Brands, Inc.	114	3,420
Rogers Corp. (b)	310	34,553
Roku, Inc. (b)	732	31,198
Rollins, Inc.	2,069	108,788
Roper Technologies, Inc.	2,147	592,379
Rosetta Stone, Inc. (b)	295	4,729
Ross Stores, Inc.	7,854	665,626
Royal Gold, Inc.	1,382	128,305
RPC, Inc.	1,191	17,353
RPM International, Inc.	2,783	162,305

	Number of Shares	Value
RR Donnelley & Sons Co.	1,166	$6,716
RSP Permian, Inc. (b)	3,102	136,550
RTI Surgical, Inc. (b)	1,107	5,092
Rudolph Technologies, Inc. (b)	522	15,451
Rush Enterprises, Inc. Class A (b)	517	22,427
Rush Enterprises, Inc. Class B (b)	51	2,239
Ruth’s Hospitality Group, Inc.	489	13,716
Ryder System, Inc.	1,103	79,262
Ryerson Holding Corp. (b)	177	1,974
Ryman Hospitality Properties, Inc.	2,840	236,146
S&P Global, Inc.	7,375	1,503,689
S&T Bancorp, Inc.	569	24,604
Sabra Health Care REIT, Inc.	11,221	243,832
Sabre Corp.	5,107	125,836
Safeguard Scientifics, Inc. (b)	238	3,046
Safety Income and Growth, Inc.	122	2,314
Safety Insurance Group, Inc.	245	20,923
Saga Communications, Inc. Class A	94	3,619
Sage Therapeutics, Inc. (b)	962	150,582
Saia, Inc. (b)	426	34,442
SailPoint Technologies Holding, Inc. (b)	627	15,387
salesforce.com, Inc. (b)	20,725	2,826,890
Sally Beauty Holdings, Inc. (b)	2,063	33,070
Sanchez Energy Corp. (b)	1,580	7,142
Sanderson Farms, Inc.	347	36,487
SandRidge Energy, Inc. (b)	576	10,218
Sandy Spring Bancorp, Inc.	608	24,934
Sangamo Therapeutics, Inc. (b)	1,717	24,381
Sanmina Corp. (b)	1,137	33,314
Santander Consumer USA Holdings, Inc.	2,445	46,675
Sarepta Therapeutics, Inc. (b)	1,310	173,156
Saul Centers, Inc.	732	39,221
Savara, Inc. (b)	424	4,800
SB One Bancorp	120	3,564
SBA Communications Corp. (b)	2,414	398,600
SCANA Corp.	3,019	116,292
ScanSource, Inc. (b)	407	16,402
Schneider National, Inc. Class B	1,007	27,703
Schnitzer Steel Industries, Inc. Class A	439	14,794
Scholastic Corp.	481	21,313
Schweitzer-Mauduit International, Inc.	512	22,385
Science Applications International Corp.	704	56,975
Scientific Games Corp. Class A (b)	928	45,611
Scorpio Bulkers, Inc.	943	6,695
Scorpio Tankers, Inc. (a)	4,955	13,924
The Scotts Miracle-Gro Co.	852	70,852
scPharmaceuticals, Inc. (b)	221	1,251
Seaboard Corp.	5	19,814
Seacoast Banking Corp. of Florida (b)	789	24,917
SEACOR Holdings, Inc. (b)	308	17,639

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Marine Holdings, Inc. (b)	248	$5,726
Sealed Air Corp.	3,406	144,585
Sears Holdings Corp. (a) (b)	316	749
SeaSpine Holdings Corp. (b)	198	2,499
Seattle Genetics, Inc. (b)	2,273	150,904
SeaWorld Entertainment, Inc. (b)	923	20,140
SecureWorks Corp. Class A (b)	176	2,191
SEI Investments Co.	2,822	176,431
Select Bancorp, Inc. (b)	187	2,519
Select Energy Services, Inc. Class A (b)	772	11,217
Select Income REIT	4,024	90,419
Select Medical Holdings Corp. (b)	1,847	33,523
Selecta Biosciences, Inc. (a) (b)	256	3,392
Selective Insurance Group, Inc.	985	54,175
SemGroup Corp. Class A	1,334	33,884
Sempra Energy	5,603	650,564
Semtech Corp. (b)	1,101	51,802
SendGrid, Inc. (b)	155	4,111
Seneca Foods Corp. Class A (b)	72	1,944
Senior Housing Properties Trust	15,908	287,776
Senseonics Holdings, Inc. (b)	1,123	4,616
Sensient Technologies Corp.	718	51,373
Seres Therapeutics, Inc. (a) (b)	231	1,987
Seritage Growth Properties Class A (a)	2,043	86,684
Service Corp. International	3,743	133,962
ServiceMaster Global Holdings, Inc. (b)	2,868	170,560
ServiceNow, Inc. (b)	3,712	640,209
ServiceSource International, Inc. (b)	1,466	5,776
ServisFirst Bancshares, Inc.	776	32,382
Shake Shack, Inc. Class A (b)	416	27,531
Shenandoah Telecommunications Co.	783	25,604
The Sherwin-Williams Co.	2,445	996,509
Shiloh Industries, Inc. (b)	232	2,018
Shoe Carnival, Inc.	204	6,620
Shore Bancshares, Inc.	160	3,043
ShotSpotter, Inc. (b)	121	4,590
Shutterfly, Inc. (b)	558	50,237
Shutterstock, Inc. (b)	316	14,997
SI Financial Group, Inc.	152	2,242
Sienna Biopharmaceuticals, Inc. (a) (b)	203	3,084
Sientra, Inc. (b)	391	7,628
Sierra Bancorp	271	7,653
SIGA Technologies, Inc. (b)	884	5,251
Sigma Designs, Inc. (b)	429	2,617
Signature Bank (b)	1,147	146,678
Silgan Holdings, Inc.	1,647	44,189
Silicon Laboratories, Inc. (b)	728	72,509
SilverBow Resources, Inc. (b)	95	2,744
Silvercrest Asset Management Group, Inc. Class A	78	1,271
Simmons First National Corp. Class A	1,524	45,568
Simon Property Group, Inc.	23,472	3,994,700

	Number of Shares	Value
The Simply Good Foods Co. (b)	1,001	$14,454
Simpson Manufacturing Co., Inc.	709	44,093
Simulations Plus, Inc.	208	4,628
Sinclair Broadcast Group, Inc. Class A (a)	1,224	39,352
Sirius XM Holdings, Inc. (a)	27,247	184,462
SiteOne Landscape Supply, Inc. (b)	676	56,764
Six Flags Entertainment Corp.	1,512	105,916
SJW Group	305	20,197
Skechers U.S.A., Inc. Class A (b)	2,829	84,898
Skyline Champion Corp.	116	4,065
SkyWest, Inc.	867	44,997
Skyworks Solutions, Inc.	3,851	372,199
SL Green Realty Corp.	5,810	584,079
Sleep Number Corp. (b)	591	17,151
SLM Corp. (b)	9,312	106,622
SM Energy Co.	2,352	60,423
Smart & Final Stores, Inc. (b)	495	2,747
Smart Sand, Inc. (a) (b)	451	2,395
SmartFinancial, Inc. (b)	179	4,611
Snap-on, Inc.	1,189	191,096
Solaris Oilfield Infrastructure, Inc. Class A (a) (b)	446	6,373
Solid Biosciences, Inc. (b)	153	5,451
Sonic Automotive, Inc. Class A	429	8,837
Sonic Corp.	577	19,860
Sonoco Products Co.	2,081	109,252
Sorrento Therapeutics, Inc. (a) (b)	1,472	10,598
Sotheby’s (b)	646	35,104
South Jersey Industries, Inc.	1,428	47,795
South State Corp.	621	53,561
The Southern Co.	29,725	1,376,565
Southern Copper Corp. (a)	3,488	163,483
Southern First Bancshares, Inc. (b)	136	6,011
Southern Missouri Bancorp, Inc.	95	3,707
Southern National Bancorp of Virginia, Inc.	282	5,031
Southside Bancshares, Inc.	554	18,659
Southwest Airlines Co.	15,620	794,746
Southwest Gas Holdings, Inc.	806	61,474
Southwestern Energy Co. (b)	9,956	52,767
SP Plus Corp. (b)	388	14,434
Spark Energy, Inc. Class A	107	1,043
Spark Therapeutics, Inc. (a) (b)	532	44,028
Spartan Motors, Inc.	558	8,426
SpartanNash Co.	594	15,159
Sparton Corp. (b)	123	2,336
Spectrum Brands Holdings, Inc. (a)	466	38,035
Spectrum Pharmaceuticals, Inc. (b)	1,676	35,129
Speedway Motorsports, Inc.	130	2,257
Spero Therapeutics, Inc. (b)	185	2,714
Spire, Inc.	820	57,933
Spirit AeroSystems Holdings, Inc. Class A	2,397	205,926

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spirit Airlines, Inc. (b)	1,153	$41,912
Spirit MTA REIT (b)	2,874	29,602
Spirit Realty Capital, Inc.	29,132	233,930
Splunk, Inc. (b)	3,069	304,169
Spok Holdings, Inc.	289	4,349
Sportsman’s Warehouse Holdings, Inc. (a) (b)	413	2,115
Spring Bank Pharmaceuticals, Inc. (b)	190	2,252
Sprint Corp. (a) (b)	13,660	74,310
Sprouts Farmers Market, Inc. (b)	2,702	59,633
SPS Commerce, Inc. (b)	286	21,015
SPX Corp. (b)	719	25,201
SPX FLOW, Inc. (b)	704	30,814
Square, Inc. Class A (b)	6,061	373,600
SRC Energy, Inc. (b)	4,197	46,251
SS&C Technologies Holdings, Inc	4,369	226,751
The St. Joe Co. (b)	685	12,296
STAAR Surgical Co. (b)	684	21,204
STAG Industrial, Inc.	6,246	170,079
Stamps.com, Inc. (b)	293	74,144
Standard Motor Products, Inc.	360	17,402
Standex International Corp.	209	21,360
Stanley Black & Decker, Inc.	3,274	434,820
Starbucks Corp.	39,446	1,926,937
Starwood Property Trust, Inc.	5,424	117,755
State Auto Financial Corp.	320	9,571
State Bank Financial Corp.	607	20,274
State Street Corp.	10,628	989,361
Steel Dynamics, Inc.	4,796	220,376
Steelcase, Inc. Class A	1,422	19,197
Stemline Therapeutics, Inc. (b)	467	7,495
Stepan Co.	337	26,289
Stericycle, Inc. (b)	1,745	113,931
Sterling Bancorp	4,726	111,061
Sterling Bancorp, Inc.	253	3,380
Sterling Construction Co., Inc. (b)	514	6,697
Steven Madden Ltd.	961	51,029
Stewart Information Services Corp.	416	17,917
Stifel Financial Corp.	1,175	61,394
Stock Yards Bancorp, Inc.	342	13,047
Stoneridge, Inc. (b)	449	15,778
STORE Capital Corp.	12,126	332,252
Stratus Properties, Inc. (b)	129	3,941
Strayer Education, Inc.	183	20,681
Stryker Corp.	10,026	1,692,990
Sturm, Ruger & Co., Inc.	291	16,296
Summit Financial Group, Inc.	229	6,146
Summit Hotel Properties, Inc.	6,453	92,342
Summit Materials, Inc. Class A (b)	1,899	49,849
Sun Communities, Inc.	5,305	519,253
Sun Hydraulics Corp.	475	22,890
SunCoke Energy, Inc. (b)	1,077	14,432
SunPower Corp. (a) (b)	947	7,263

	Number of Shares	Value
Sunrun, Inc. (b)	1,606	$21,119
Sunstone Hotel Investors, Inc.	14,298	237,633
SunTrust Banks, Inc.	9,849	650,231
Super Micro Computer, Inc. (b)	643	15,207
Superior Energy Services, Inc. (b)	2,538	24,720
Superior Group of Cos, Inc.	109	2,257
Superior Industries International, Inc.	368	6,587
Supernus Pharmaceuticals, Inc. (b)	830	49,675
SUPERVALU, Inc. (b)	651	13,359
Surface Oncology, Inc. (b)	158	2,577
Surgery Partners, Inc. (b)	365	5,439
Surmodics, Inc. (b)	230	12,696
Sutherland Asset Management Corp.	378	6,143
SVB Financial Group (b)	1,120	323,411
Switch, Inc. Class A (a)	731	8,896
Sykes Enterprises, Inc. (b)	665	19,139
Symantec Corp.	13,118	270,887
Synalloy Corp.	140	2,793
Synaptics, Inc. (b)	586	29,517
Synchrony Financial	16,014	534,547
Syndax Pharmaceuticals, Inc. (b)	235	1,650
Syneos Health, Inc. (b)	947	44,414
Synergy Pharmaceuticals, Inc. (b)	3,784	6,584
Synlogic, Inc. (b)	262	2,575
SYNNEX Corp.	512	49,413
Synopsys, Inc. (b)	3,136	268,348
Synovus Financial Corp.	2,492	131,652
Syntel, Inc. (b)	568	18,227
Syros Pharmaceuticals, Inc. (b)	331	3,380
Sysco Corp.	13,976	954,421
Systemax, Inc.	220	7,553
T-Mobile US, Inc. (b)	9,005	538,049
T. Rowe Price Group, Inc.	5,002	580,682
T2 Biosystems, Inc. (b)	435	3,367
Tableau Software, Inc. Class A (b)	1,435	140,271
Tabula Rasa HealthCare, Inc. (b)	293	18,702
Tactile Systems Technology, Inc. (b)	294	15,288
Tailored Brands, Inc.	837	21,360
Take-Two Interactive Software, Inc. (b)	2,392	283,117
Talos Energy, Inc. (b)	327	10,507
Tandem Diabetes Care, Inc. (b)	754	16,603
Tanger Factory Outlet Centers, Inc. (a)	5,772	135,584
Tapestry, Inc.	6,105	285,165
Targa Resources Corp.	4,588	227,060
Target Corp.	15,737	1,197,900
Taubman Centers, Inc.	4,021	236,274
Taylor Morrison Home Corp. Class A (b)	1,935	40,209
TCF Financial Corp.	3,516	86,564
TD Ameritrade Holding Corp.	8,267	452,784
Team, Inc. (b)	487	11,250
Tech Data Corp. (b)	646	53,050

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TechTarget, Inc. (b)	373	$10,593
Teekay Corp. (a)	1,199	9,292
Teekay Tankers Ltd. Class A	2,203	2,578
TEGNA, Inc.	3,689	40,026
Tejon Ranch Co. (b)	354	8,602
Teladoc, Inc. (a) (b)	1,050	60,952
Telaria, Inc. (b)	724	2,925
Teledyne Technologies, Inc. (b)	753	149,892
Teleflex, Inc.	965	258,823
Telenav, Inc. (b)	651	3,646
Telephone & Data Systems, Inc.	2,074	56,869
Teligent, Inc. (a) (b)	963	3,332
Tellurian, Inc. (a) (b)	1,363	11,340
Tempur Sealy International, Inc. (a) (b)	1,001	48,098
Tenet Healthcare Corp. (b)	1,414	47,468
Tennant Co.	298	23,542
Tenneco, Inc.	870	38,245
Teradata Corp. (b)	2,559	102,744
Teradyne, Inc.	4,050	154,183
Terex Corp.	1,440	60,754
TerraForm Power, Inc. Class A	1,231	14,403
Terreno Realty Corp.	3,477	130,979
Territorial Bancorp, Inc.	170	5,270
TESARO, Inc. (a) (b)	818	36,376
Tesla, Inc. (a) (b)	3,975	1,363,226
Tetra Tech, Inc.	945	55,282
TETRA Technologies, Inc. (b)	1,835	8,166
Tetraphase Pharmaceuticals, Inc. (b)	999	3,566
Texas Capital Bancshares, Inc. (b)	1,051	96,166
Texas Instruments, Inc.	20,313	2,239,508
Texas Roadhouse, Inc.	1,143	74,878
Textron, Inc.	5,429	357,825
TFS Financial Corp.	1,043	16,448
TG Therapeutics, Inc. (b)	1,043	13,715
TherapeuticsMD, Inc. (a) (b)	2,810	17,534
Thermo Fisher Scientific, Inc.	11,772	2,438,452
Thermon Group Holdings, Inc. (b)	539	12,327
Thor Industries, Inc.	1,068	104,013
Tidewater, Inc. (b)	407	11,775
Tier REIT, Inc.	3,034	72,149
Tiffany & Co.	2,622	345,055
Tile Shop Holdings, Inc.	826	6,360
Tilly’s, Inc. Class A	290	4,394
Timberland Bancorp, Inc.	129	4,817
The Timken Co.	1,439	62,668
TimkenSteel Corp. (a) (b)	737	12,050
Tiptree, Inc.	295	2,006
Titan International, Inc.	829	8,895
Titan Machinery, Inc. (b)	265	4,121
Tivity Health, Inc. (b)	705	24,816
TiVo Corp.	2,039	27,425
The TJX Cos., Inc.	18,408	1,752,073

	Number of Shares	Value
Tocagen, Inc. (a) (b)	235	$2,195
Toll Brothers, Inc.	2,980	110,230
Tompkins Financial Corp.	239	20,525
Tootsie Roll Industries, Inc. (a)	289	8,916
TopBuild Corp. (b)	605	47,396
Torchmark Corp.	2,234	181,870
The Toro Co.	2,226	134,116
Total System Services, Inc.	3,814	322,359
Tower International, Inc.	326	10,367
Town Sports International Holdings, Inc. (b)	238	3,463
Towne Bank	1,151	36,947
TPG RE Finance Trust, Inc.	519	10,546
TPI Composites, Inc. (b)	265	7,749
Tractor Supply Co.	2,586	197,803
The Trade Desk, Inc. Class A (b)	532	49,902
TransDigm Group, Inc.	1,027	354,459
TransEnterix, Inc. (a) (b)	2,636	11,493
TransUnion	3,898	279,253
The Travelers Cos., Inc.	7,921	969,055
Trecora Resources (b)	409	6,074
Tredegar Corp.	410	9,635
TreeHouse Foods, Inc. (b)	1,144	60,071
Trex Co., Inc. (b)	1,002	62,715
TRI Pointe Group, Inc. (b)	2,590	42,372
Tribune Media Co. Class A	1,857	71,067
TriCo Bancshares	331	12,396
TriMas Corp. (b)	763	22,432
Trimble, Inc. (b)	5,283	173,494
TriNet Group, Inc. (b)	741	41,452
Trinity Industries, Inc.	3,116	106,754
Trinity Place Holdings, Inc. (b)	134	878
TripAdvisor, Inc. (b)	2,205	122,841
TriState Capital Holdings, Inc. (b)	348	9,083
Triumph Bancorp, Inc. (b)	405	16,504
Triumph Group, Inc.	824	16,150
tronc, Inc. (b)	258	4,458
TrueBlue, Inc. (b)	689	18,569
TrueCar, Inc. (b)	1,537	15,508
Trupanion, Inc. (b)	379	14,629
TrustCo Bank Corp NY	1,533	13,644
Trustmark Corp.	1,160	37,851
TTEC Holdings, Inc.	230	7,947
TTM Technologies, Inc. (b)	1,565	27,591
Tucows, Inc. Class A (a) (b)	145	8,794
Tupperware Brands Corp.	865	35,673
Turning Point Brands, Inc.	123	3,924
Turtle Beach Corp. (b)	132	2,682
Tutor Perini Corp. (b)	621	11,457
Twenty-First Century Fox, Inc. Class A	30,632	1,522,104
Twenty-First Century Fox, Inc. Class B	14,338	706,433

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Twilio, Inc. Class A (b)	1,516	$84,926
Twin Disc, Inc. (b)	188	4,666
Twitter, Inc. (b)	14,997	654,919
Two Harbors Investment Corp.	3,611	57,054
Tyler Technologies, Inc. (b)	798	177,236
Tyme Technologies, Inc. (b)	710	2,244
Tyson Foods, Inc. Class A	6,165	424,460
U.S. Physical Therapy, Inc.	209	20,064
Ubiquiti Networks, Inc. (a) (b)	408	34,566
UDR, Inc.	18,014	676,246
UFP Technologies, Inc. (b)	140	4,319
UGI Corp.	3,657	190,420
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,213	283,187
The Ultimate Software Group, Inc. (b)	632	162,620
Ultra Clean Holdings, Inc. (b)	704	11,686
Ultragenyx Pharmaceutical, Inc. (b)	796	61,189
UMB Financial Corp.	774	59,002
UMH Properties, Inc.	476	7,307
Umpqua Holdings Corp.	4,655	105,156
Under Armour, Inc. Class A (b)	3,933	88,414
Under Armour, Inc. Class C (a) (b)	4,020	84,742
Unifi, Inc. (b)	246	7,798
UniFirst Corp.	261	46,171
Union Bankshares Corp.	1,103	42,885
Union Bankshares, Inc.	43	2,232
Union Pacific Corp.	15,979	2,263,905
Unisys Corp. (a) (b)	766	9,881
Unit Corp. (b)	857	21,905
United Bankshares, Inc.	1,702	61,953
United Community Banks, Inc.	1,316	40,362
United Community Financial Corp.	724	7,957
United Continental Holdings, Inc. (b)	5,269	367,407
United Financial Bancorp, Inc.	836	14,647
United Fire Group, Inc.	352	19,188
United Insurance Holdings Corp.	394	7,715
United Natural Foods, Inc. (b)	870	37,114
United Parcel Service, Inc. Class B	20,271	2,153,388
United Rentals, Inc. (b)	1,769	261,140
United Security Bancshares/Fresno CA	134	1,501
United States Cellular Corp. (b)	255	9,445
United States Lime & Minerals, Inc.	24	2,014
United States Steel Corp.	3,703	128,679
United Technologies Corp.	21,986	2,748,910
United Therapeutics Corp. (b)	908	102,740
UnitedHealth Group, Inc.	19,822	4,863,129
Uniti Group, Inc. (b)	3,485	69,805
Unitil Corp.	263	13,424
Unity Bancorp, Inc.	100	2,275
Univar, Inc. (b)	2,453	64,367
Universal Corp.	423	27,939
Universal Display Corp. (a)	900	77,400
Universal Electronics, Inc. (b)	237	7,833

	Number of Shares	Value
Universal Forest Products, Inc.	1,025	$37,535
Universal Health Realty Income Trust	824	52,720
Universal Health Services, Inc. Class B	1,793	199,812
Universal Insurance Holdings, Inc.	525	18,427
Universal Logistics Holdings, Inc.	170	4,463
Universal Stainless & Alloy (b)	119	2,817
Univest Corp. of Pennsylvania	513	14,107
Unum Group	4,440	164,236
Upland Software, Inc. (b)	265	9,108
Uranium Energy Corp. (a) (b)	2,013	3,241
Urban Edge Properties	6,912	158,077
Urban Outfitters, Inc. (b)	1,566	69,765
Urstadt Biddle Properties, Inc. Class A	1,899	42,974
US Bancorp	45,128	2,257,303
US Concrete, Inc. (a) (b)	271	14,227
US Ecology, Inc.	364	23,187
US Foods Holding Corp. (b)	4,570	172,837
US Silica Holdings, Inc. (a)	1,292	33,191
USA Technologies, Inc. (b)	873	12,222
USA Truck, Inc. (b)	126	2,957
USANA Health Sciences, Inc. (b)	213	24,559
USG Corp. (b)	1,726	74,425
Utah Medical Products, Inc.	62	6,829
Vail Resorts, Inc.	849	232,787
Valero Energy Corp.	12,634	1,400,226
Valhi, Inc.	628	2,989
Valley National Bancorp	5,428	66,004
Valmont Industries, Inc.	463	69,797
Valvoline, Inc.	4,146	89,429
Vanda Pharmaceuticals, Inc. (b)	874	16,650
Varex Imaging Corp. (b)	644	23,886
Varian Medical Systems, Inc. (b)	1,938	220,389
Varonis Systems, Inc. (b)	469	34,940
Vector Group Ltd. (a)	1,578	30,108
Vectren Corp.	1,763	125,966
Vectrus, Inc. (b)	151	4,654
Veeco Instruments, Inc. (b)	796	11,343
Veeva Systems, Inc. Class A (b)	2,541	195,301
Ventas, Inc.	24,205	1,378,475
Vera Bradley, Inc. (b)	378	5,307
Veracyte, Inc. (b)	339	3,166
Verastem, Inc. (b)	896	6,164
VEREIT, Inc.	66,209	492,595
Vericel Corp. (b)	626	6,072
VeriFone Systems, Inc. (b)	1,895	43,244
Verint Systems, Inc. (b)	1,083	48,031
VeriSign, Inc. (b)	2,230	306,447
Verisk Analytics, Inc. (b)	3,400	365,976
Veritex Holdings, Inc. (b)	400	12,428
Veritiv Corp. (b)	209	8,329
Veritone, Inc. (a) (b)	120	2,018
Verizon Communications, Inc.	85,787	4,315,944

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verso Corp. Class A (b)	579	$12,599
Versum Materials, Inc.	2,291	85,111
Vertex Pharmaceuticals, Inc. (b)	7,486	1,272,321
VF Corp.	6,856	558,901
Viacom, Inc. Class A (a)	234	8,295
Viacom, Inc. Class B	7,485	225,748
Viad Corp.	339	18,391
ViaSat, Inc. (a) (b)	909	59,739
Viavi Solutions, Inc. (b)	3,903	39,967
VICI Properties, Inc.	18,556	382,996
Vicor Corp. (b)	293	12,760
ViewRay, Inc. (a) (b)	838	5,799
Viking Therapeutics, Inc. (b)	736	6,985
Village Super Market, Inc. Class A	161	4,743
VirnetX Holding Corp. (a) (b)	1,207	4,104
Virtu Financial, Inc. Class A	827	21,957
Virtus Investment Partners, Inc.	120	15,354
Virtusa Corp. (b)	459	22,344
Visa, Inc. Class A	37,075	4,910,584
Vishay Intertechnology, Inc.	2,240	51,968
Vishay Precision Group, Inc. (b)	188	7,172
Vista Outdoor, Inc. (b)	940	14,561
Visteon Corp. (b)	625	80,775
Vistra Energy Corp. (b)	8,682	205,416
Vital Therapies, Inc. (b)	519	3,555
Vivint Solar, Inc. (a) (b)	686	3,396
VMware, Inc. Class A (b)	2,016	296,292
Vocera Communications, Inc. (b)	486	14,527
Vonage Holdings Corp. (b)	3,763	48,505
Vornado Realty Trust	11,707	865,381
Voya Financial, Inc.	3,574	167,978
Voyager Therapeutics, Inc. (b)	363	7,093
VSE Corp.	167	7,979
Vulcan Materials Co.	2,786	359,561
Vuzix Corp. (a) (b)	393	2,928
W&T Offshore, Inc. (b)	1,533	10,961
W.R. Berkley Corp.	2,014	145,834
W.R. Grace & Co.	1,407	103,147
W.W. Grainger, Inc.	963	296,989
Wabash National Corp.	992	18,511
WABCO Holdings, Inc. (b)	1,134	132,701
Wabtec Corp.	1,820	179,416
Waddell & Reed Financial, Inc. Class A	1,402	25,194
WageWorks, Inc. (b)	678	33,900
Walgreens Boots Alliance, Inc.	24,835	1,490,473
Walker & Dunlop, Inc.	476	26,489
Walmart, Inc.	29,586	2,534,041
The Walt Disney Co.	30,917	3,240,411
Warrior Met Coal, Inc.	561	15,467
Washington Federal, Inc.	1,409	46,074
Washington Prime Group, Inc.	11,674	94,676
Washington Real Estate Investment Trust	5,070	153,773

	Number of Shares	Value
Washington Trust Bancorp, Inc.	240	$13,944
Waste Management, Inc.	12,658	1,029,602
Waters Corp. (b)	1,650	319,423
Waterstone Financial, Inc.	381	6,496
Watsco, Inc.	676	120,517
Watts Water Technologies, Inc. Class A	472	37,005
Wayfair, Inc. Class A (a) (b)	1,187	140,968
WD-40 Co.	231	33,784
Web.com Group, Inc. (b)	654	16,906
Webster Financial Corp.	1,940	123,578
WEC Energy Group, Inc.	6,688	432,379
Weight Watchers International, Inc. (b)	651	65,816
Weingarten Realty Investors	8,088	249,191
Weis Markets, Inc.	180	9,601
Welbilt, Inc. (b)	2,777	61,955
WellCare Health Plans, Inc. (b)	945	232,697
Wells Fargo & Co.	91,084	5,049,697
Welltower, Inc.	25,305	1,586,370
The Wendy’s Co.	3,977	68,325
Werner Enterprises, Inc.	810	30,415
WesBanco, Inc.	759	34,185
Wesco Aircraft Holdings, Inc. (b)	989	11,126
WESCO International, Inc. (b)	1,011	57,728
West Bancorporation, Inc.	307	7,721
West Pharmaceutical Services, Inc.	1,549	153,800
Westamerica Bancorp.	425	24,017
Western Alliance Bancorp (b)	2,066	116,956
Western Asset Mortgage Capital Corp.	767	7,992
Western Digital Corp.	6,352	491,708
Western New England Bancorp, Inc.	387	4,257
The Western Union Co.	9,764	198,502
Westlake Chemical Corp.	770	82,875
WestRock Co.	5,388	307,224
Westwood Holdings Group, Inc.	133	7,919
WEX, Inc. (b)	874	166,480
Weyco Group, Inc.	131	4,768
Weyerhaeuser Co.	16,052	585,256
WGL Holdings, Inc.	853	75,704
Whirlpool Corp.	1,468	214,666
Whitestone REIT	554	6,914
Whiting Petroleum Corp. (b)	1,900	100,168
WideOpenWest, Inc. (a) (b)	540	5,216
WildHorse Resource Development Corp. (b)	462	11,716
Willdan Group, Inc. (b)	148	4,584
William Lyon Homes Class A (b)	504	11,693
The Williams Cos., Inc.	17,569	476,296
Williams-Sonoma, Inc. (a)	1,760	108,029
Willis Lease Finance Corp. (b)	86	2,717
Willscot Corp. (a) (b)	553	8,184
Windstream Holdings, Inc. (a)	781	4,116
Wingstop, Inc.	497	25,904

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Winmark Corp.	41	$6,086
Winnebago Industries, Inc.	538	21,843
Wintrust Financial Corp.	1,185	103,154
WisdomTree Investments, Inc.	1,983	18,006
WMIH Corp. (b)	2,576	3,452
Wolverine World Wide, Inc.	1,583	55,041
Woodward, Inc.	908	69,789
Workday, Inc. Class A (b)	3,077	372,686
Workiva, Inc. (b)	514	12,542
World Acceptance Corp. (b)	100	11,101
World Fuel Services Corp.	1,133	23,125
World Wrestling Entertainment, Inc. Class A	698	50,828
Worldpay, Inc. Class A (b)	6,186	505,891
Worthington Industries, Inc.	750	31,477
WP Carey, Inc.	7,197	477,521
WPX Energy, Inc. (b)	8,411	151,650
WSFS Financial Corp.	511	27,236
Wyndham Destinations, Inc.	2,073	91,772
Wyndham Hotels & Resorts, Inc.	2,073	121,955
Wynn Resorts Ltd.	2,179	364,634
Xcel Energy, Inc.	10,784	492,613
Xcerra Corp. (b)	891	12,447
Xencor, Inc. (b)	784	29,016
Xenia Hotels & Resorts, Inc.	6,907	168,255
Xerox Corp.	4,729	113,496
Xilinx, Inc.	5,399	352,339
XO Group, Inc. (b)	393	12,576
XOMA Corp. (b)	117	2,443
Xperi Corp.	829	13,347
XPO Logistics, Inc. (b)	2,521	252,554
Xylem, Inc.	3,798	255,909
Yelp, Inc. (b)	1,369	53,637
Yext, Inc. (b)	1,367	26,438
The York Water Co.	256	8,141
YRC Worldwide, Inc. (b)	533	5,357
Yum China Holdings, Inc.	12,693	488,173
Yum! Brands, Inc.	9,492	742,464
Zafgen, Inc. (b)	389	3,979
ZAGG, Inc. (b)	434	7,508
Zayo Group Holdings, Inc. (b)	4,213	153,690
Zebra Technologies Corp. Class A (b)	1,114	159,580
Zendesk, Inc. (b)	2,176	118,570
Zillow Group, Inc. Class A (b)	1,194	71,341
Zillow Group, Inc. Class C (a) (b)	2,416	142,689
Zimmer Biomet Holdings, Inc.	4,316	480,975
Zion Oil & Gas, Inc. (a) (b)	895	3,629
Zions Bancorp	4,124	217,294
ZIOPHARM Oncology, Inc. (a) (b)	2,186	6,602
Zix Corp. (b)	716	3,859
Zoe’s Kitchen, Inc. (a) (b)	222	2,167
Zoetis, Inc.	14,216	1,211,061
Zogenix, Inc. (b)	582	25,724

	Number of Shares	Value
Zscaler, Inc. (a) (b)	234	$8,366
Zumiez, Inc. (b)	290	7,265
Zynga, Inc. Class A (b)	16,043	65,295

		645,883,979

TOTAL COMMON STOCK (Cost $935,214,173)		1,071,040,566

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco Bradesco SA 3.340%	44,367	307,933
Braskem SA 2.650%	2,300	30,123
Centrais Eletricas Brasileiras SA	3,400	11,887
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.930%	2,000	40,194
Cia Energetica de Minas Gerais 2.890%	10,619	20,001
Gerdau SA 0.370%	13,300	47,733
Itau Unibanco Holding SA 5.850%	42,659	444,008
Itausa — Investimentos Itau SA 5.110%	58,806	139,286
Lojas Americanas SA 0.410%	9,300	40,000
Petroleo Brasileiro SA 025% (b)	51,783	229,672
Telefonica Brasil SA 7.610%	5,900	69,629

		1,380,466

Chile — 0.0%
Embotelladora Andina SA 2.830%	4,238	16,526
Sociedad Quimica y Minera de Chile SA 2.900%	1,597	76,588

		93,114

Colombia — 0.0%
Bancolombia SA 2.890%	5,925	72,206
Grupo Aval Acciones y Valores SA 4.670%	51,974	21,811
Grupo de Inversiones Suramericana SA 1.430%	1,457	17,766

		111,783

Germany — 0.1%
Bayerische Motoren Werke AG 5.860%	936	74,622
Biotest AG 0.320%	225	6,477
Draegerwerk AG & Co. KGaA 0.240%	75	5,378
Fuchs Petrolub SE 2.090%	1,363	67,178
Henkel AG & Co. KGaA 1.640%	3,092	395,693
Jungheinrich AG 1.210%	553	20,502

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Porsche Automobil Holding SE 3.220%	2,623	$167,070
Sartorius AG 0.350%	609	90,977
Schaeffler AG 4.920%	3,338	43,406
Sixt SE 2.680%	195	15,298
STO SE & Co. KGaA 2.920%	38	4,889
Volkswagen AG 2.720%	3,275	543,830

		1,435,320

Italy — 0.0%
Buzzi Unicem SpA 0.890%	538	7,157
Danieli & C Officine Meccaniche SpA 0.780%	397	6,984
Intesa Sanpaolo SpA 3.580%	15,072	45,579
Telecom Italia SpA	105,456	68,719

		128,439

Republic of Korea — 0.1%
Amorepacific Corp. 0.740%	120	16,651
Hyundai Motor Co. 4.180%	492	40,066
Hyundai Motor Co. 4.680%	338	24,927
LG Chem Ltd. 2.970%	113	20,411
LG Household & Health Care Ltd. 1.190%	29	18,985
Samsung Electronics Co. Ltd. 2.49%	11,349	382,698

		503,738

Russia — 0.0%
Surgutneftegas OJSC 2.000%	90,300	45,072
Transneft PJSC 4.650%	5	13,293
		58,365

TOTAL PREFERRED STOCK (Cost $3,578,619)		3,711,225

TOTAL EQUITIES (Cost $938,792,792)		1,074,751,791

MUTUAL FUNDS — 1.7%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	24,111	47,909
MedicX Fund Ltd.	21,082	22,744
P2P Global Investments PLC	847	8,998
The Picton Property Income Ltd.	23,903	28,750
UK Commercial Property Trust Ltd.	30,015	34,857

		143,258

	Number of Shares	Value
United States — 1.7%
iShares MSCI India ETF	179,800	$5,985,542
State Street Navigator Securities Lending Prime Portfolio (f)	12,432,070	12,432,070

		18,417,612

TOTAL MUTUAL FUNDS (Cost $17,857,551)		18,560,870

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA, B Shares Expires 3/31/25 (a) (b) (c) (e)	11,608	136

Singapore — 0.0%
Ezion Holdings Ltd. Expires 4/16/23 (b) (c) (e)	14,640	-

TOTAL WARRANTS (Cost $0)		136

RIGHTS — 0.0%
Cayman Islands — 0.0%
Phoenix Group Holdings Expires 7/10/18 (b)	1,991	4,337

Italy — 0.0%
Intesa Sanpaolo SpA, Expires 7/17/18 (b) (c) (e)	251,652	-

Norway — 0.0%
Odfjell Drilling Ltd. Expires 7/04/18 (b) (c) (e)	68	-

Spain — 0.0%
ACS Actividades De Construccio, Expires 7/11/18 (b)	4,607	4,745
Repsol SA, Expires 7/06/18 (b)	23,377	13,270
Sacyr SA Expires 7/09/18 (a) (b)	4,073	233

		18,248

United Kingdom — 0.0%
Ite Group PLC Expires 7/10/18 (b)	6,361	2,007

United States — 0.0%
Tobira Therapeutics, Inc. CVR (b) (c) (e)	505	4,161

TOTAL RIGHTS (Cost $21,325)		28,753

TOTAL LONG-TERM INVESTMENTS (Cost $956,671,668)		1,093,341,550

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (g)	$7,548,832	$7,548,832

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 7/19/18 (h)	745,000	744,302

		744,302

TOTAL SHORT-TERM INVESTMENTS (Cost $8,293,233)		8,293,134

TOTAL INVESTMENTS — 100.8% (Cost $964,964,901) (i)		1,101,634,684

Other Assets/(Liabilities) — (0.8)%		(8,629,751)

NET ASSETS — 100.0%		$1,093,004,933

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTA	Monthly Treasury Average Index
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $11,950,815 or 1.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $232,421 or 0.02% of net assets.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $4,137,031 or 0.38% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $7,549,424. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity dates ranging from 12/31/23 – 1/31/24, and an aggregate market value, including accrued interest, of $7,720,553.

(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	394,346	Citibank N.A.	9/19/18	$530,000	$(7,768)

EUR	707,004	JP Morgan Chase Bank N.A.	9/19/18	840,000	(9,543)
JPY	76,485,843	JP Morgan Chase Bank N.A.	9/19/18	700,000	(5,438)

				1,540,000	(14,981)

				$2,070,000	$(22,749)

Contracts to Deliver
JPY	65,683,020	Bank of Montreal	9/19/18	$600,000	$3,538

CAD	123,340	BNP Paribas SA	9/19/18	95,308	1,365
CHF	75,247	BNP Paribas SA	9/19/18	77,004	511

				172,312	1,876

AUD	156,940	Citibank N.A.	9/19/18	119,394	3,223
GBP	155,456	Citibank N.A.	9/19/18	208,928	3,058
JPY	49,564,586	Citibank N.A.	9/19/18	451,939	1,847

				780,261	8,128

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
GBP	385,542	JP Morgan Chase Bank N.A.	9/19/18	$510,000	$(573)

EUR	720,698	Morgan Stanley & Co. LLC	9/19/18	840,000	(6,543)

EUR	95,711	Societe Generale	9/19/18	113,639	1,215

				$3,016,212	$7,641

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Topix Index	9/13/18	2	$321,292	$(8,688)
ASX SPI 200 Index	9/20/18	1	111,917	1,829
S&P TSX 60 Index	9/20/18	3	435,616	4,030
Euro Stoxx 50 Index	9/21/18	9	363,990	(7,589)
FTSE 100 Index	9/21/18	1	100,930	(609)
Mini MSCI EAFE Index	9/21/18	38	3,821,492	(106,232)
Mini MSCI Emerging Market Index	9/21/18	19	1,065,597	(55,462)
Russell 2000 E Mini Index	9/21/18	12	1,005,930	(17,430)
S&P 500 E Mini Index	9/21/18	40	5,542,552	(99,352)
S&P Midcap 400 E Mini Index	9/21/18	4	796,197	(13,757)

				$(303,260)

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.9%

BANK LOANS — 2.1%
Auto Parts & Equipment — 0.1%
American Axle and Manufacturing, Inc. Term Loan B 1 mo. LIBOR + 2.250% 4.350% VRN 4/06/24	$500,000	$497,290

Commercial Services — 0.0%
Trans Union, LLC, 2018 Term Loan B4, 0.000% VRN 6/19/25	110,000	109,587

Electric — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan 3 mo. LIBOR + 4.250% 6.584% VRN 6/21/24	1,759	1,760
3 mo. LIBOR + 4.250% 6.609% VRN 6/21/24	56,032	56,074
3 mo. LIBOR + 4.250% 6.612% VRN 6/21/24	188,347	188,488
3 mo. LIBOR + 4.250% 6.612% VRN 6/21/24	102,103	102,180

		348,502

TEX Operations Co. LLC, Exit Term Loan B 1 mo. LIBOR + 2.000% 4.094% VRN 8/04/23	445,432	441,953

		790,455

Entertainment — 0.1%
Scientific Games International, Inc., 2018 Term Loan B5 1 mo. LIBOR + 2.750% 4.844% VRN 8/14/24	95,818	95,099
2 mo. LIBOR + 2.750% 4.921% VRN 8/14/24	402,932	399,910

		495,009

Health Care – Services — 0.1%
MPH Acquisition Holdings LLC, 2016 Term Loan B 3 mo. LIBOR + 2.750% 5.084% VRN 6/07/23	334,534	332,389

Insurance — 0.2%
Asurion LLC, 2018 Term Loan B7 0.000% 11/03/23	125,000	124,531

Asurion LLC, 2017 Term Loan B4 1 mo. LIBOR + 2.750% 4.844% VRN 8/04/22	724,421	722,610

Hub International Ltd, 2018 Term Loan B, 1 mo. LIBOR + 3.000% 5.360% VRN 4/25/25	35,000	34,769

		881,910

	Principal Amount	Value
Internet — 0.0%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan 1 mo. LIBOR + 2.250% 4.344% VRN 2/15/24	$159,597	$158,657

Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B 1 mo. LIBOR + 2.750% 4.844% VRN 12/22/24	348,250	346,888

Media — 0.1%
CSC Holdings LLC, 2017 1st Lien Term Loan 1 mo. LIBOR + 2.250% 4.323% VRN 7/17/25	394,005	391,050

Packaging & Containers — 0.1%
BWAY Holding Co., 2017 Term Loan B 3 mo. LIBOR + 3.250% 5.587% VRN 4/03/24	497,487	494,458

Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B 1 mo. LIBOR + 2.750% 4.844% VRN 3/01/24	497,481	495,536
PharMerica Corp., 1st Lien Term Loan, 1 mo. LIBOR + 3.500% 5.546% VRN 12/06/24	349,125	348,361
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B 1 mo. LIBOR + 3.000% 4.982% VRN 6/01/25	229,327	228,396

		1,072,293

Real Estate Investment Trusts (REITS) — 0.0%
GGP, Inc., 1st Lien Term Loan B, 0.000% VRN 5/04/25	145,000	142,281

Software — 0.4%
First Data Corp., 2024 USD Term Loan 1 mo. LIBOR + 2.000% 4.091% VRN 4/26/24	425,000	422,191
Kronos, Inc., 2017 Term Loan B 3 mo. LIBOR + 3.000% 5.358% VRN 11/01/23	748,125	746,120
SS&C Technologies Holdings Europe Sarl 2018 Term Loan B4 1 mo. LIBOR + 2.500% 4.594% VRN 4/16/25	80,106	80,061
SS&C Technologies, Inc. 2018 Term Loan B3 1 mo. LIBOR + 2.500% 4.594% VRN 4/16/25	211,745	211,627

		1,459,999

Telecommunications — 0.3%
Altice US Finance I Corp., 2017 Term Loan 1 mo. LIBOR + 2.250% 4.344% VRN 7/28/25	746,231	740,172

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings S.A., 2017 Term Loan B3 1 mo. LIBOR + 3.750% 5.853% VRN 11/27/23	$300,000	$299,013
Level 3 Financing, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.250% 4.334% VRN 2/22/24	330,000	328,762

		1,367,947

Transportation — 0.1%
Uber Technologies, 2018 Term Loan 1 mo. LIBOR + 3.500% 5.547% VRN 4/04/25	498,734	499,772

TOTAL BANK LOANS (Cost $9,118,928)		9,039,985

CORPORATE DEBT — 32.0%
Advertising — 0.2%
Omnicom Group Inc / Omnicom Capital Inc 3.650% 11/01/24	850,000	825,590

Aerospace & Defense — 0.3%
Arconic, Inc. 5.400% 4/15/21	1,130,000	1,161,075

Agriculture — 0.3%
BAT International Finance PLC GBP (b) 4.000% 9/04/26 (a)	150,000	214,876
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	537,916
Cargill, Inc. 3.250% 3/01/23 (c)	635,000	630,847

		1,383,639

Airlines — 0.4%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150% 10/11/25	482,500	487,156
Delta Air Lines, Inc. 3.625% 3/15/22	1,175,000	1,161,740

		1,648,896

Auto Manufacturers — 0.1%
Tesla, Inc. 5.300% 8/15/25 (c)	215,000	191,350
Volkswagen Leasing GmbH EUR (b) 1.125% 4/04/24 (a)	150,000	172,743

		364,093

Banks — 8.6%
ABN AMRO Bank NV EUR (b) 6.375% 4/27/21 (a)	200,000	270,480
Banco Bilbao Vizcaya Argentaria SA EUR (b) 3.500% 2/10/27 (a)	200,000	244,203
Banco Comercial Portugues SA EUR (b) 4.500% VRN 12/07/27 (a) (d)	100,000	108,897

	Principal Amount	Value
Banco de Bogota SA 4.375% 8/03/27 (c)	$350,000	$326,375
4.375% 8/03/27 (a)	200,000	186,500
Banco de Sabadell SA EUR (b) 0.875% 3/05/23 (a)	200,000	229,953
Banco Santander SA 3.125% 1/19/27 EUR (a) (b)	200,000	238,500
3.800% 2/23/28	1,200,000	1,096,059
Bank of America Corp. 2.375% 6/19/24 EUR (a) (b)	150,000	188,324
3.300% 1/11/23	1,695,000	1,670,134
3.550% VRN 3/05/24 (d)	1,920,000	1,900,343
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	325,000	315,697
The Bank of East Asia Ltd. 5 year CMT + 3.834% 5.500% VRN 12/29/49 (a)	300,000	295,668
Barclays Bank PLC 5.140% 10/14/20	300,000	307,213
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (a) (b)	200,000	237,965
4.338% VRN 5/16/24 (d)	640,000	632,088
4.338% VRN 5/16/24 (d)	325,000	320,982
BBVA Bancomer SA 4.375% 4/10/24 (c)	900,000	896,850
BNP Paribas SA 3.800% 1/10/24 (c)	695,000	679,371
BPCE SA 2.875% 4/22/26 EUR (a) (b)	200,000	244,493
3.000% 5/22/22 (c)	1,415,000	1,366,690
CaixaBank SA EUR (b) 1.125% 5/17/24 (a)	100,000	115,138
5 year EUR Swap + 2.350% EUR (b) 2.750% VRN 7/14/28 (a)	600,000	709,598
Cooperatieve Rabobank UA GBP (b) 4.625% 5/23/29 (a)	150,000	219,940
Credit Agricole SA 3.250% 10/04/24 (c)	1,700,000	1,600,878
Credit Suisse Group AG 2.125% VRN 9/12/25 GBP (a) (b) (d)	150,000	188,749
2.997% VRN 12/14/23 (c) (d)	850,000	813,149
Dexia Credit Local SA EUR (b) 0.625% 1/21/22 (a)	200,000	239,099
DNB Boligkreditt AS EUR (b) 1.875% 11/21/22 (a)	100,000	125,605
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513% 5.750% VRN 5/29/49 (a)	200,000	201,088
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (a) (b)	40,000	47,185
1.625% 7/27/26 EUR (a) (b)	140,000	164,258
3.500% 11/16/26	1,130,000	1,064,702
5.750% 1/24/22	850,000	909,640

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HDFC Bank Ltd. INR (b) 8.100% 3/22/25 (a)	$30,000,000	$434,281
Heta Asset Resolution AG EUR (b) 2.375% 12/13/22 (a)	500,000	634,149
HSBC Holdings PLC 3.950% VRN 5/18/24 (d)	790,000	787,172
ING Bank NV 5 year EUR Swap + 2.250% EUR (b) 3.625% VRN 2/25/26 (a)	100,000	125,147
Intesa Sanpaolo SpA 1.375% 1/18/24 EUR (a) (b)	100,000	113,255
3.125% 7/14/22 (c)	1,695,000	1,564,467
3.928% 9/15/26 EUR (a) (b)	150,000	177,162
Islandsbanki HF EUR (b) 1.750% 9/07/20 (a)	100,000	120,063
JP Morgan Chase & Co. 3.300% 4/01/26	680,000	650,620
3 mo. USD LIBOR + 1.230% 3.589% FRN 10/24/23	2,470,000	2,514,520
3.900% 7/15/25	1,100,000	1,095,871
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (b)	65,000	61,241
6.000% 8/20/20 AUD (b)	280,000	222,932
Landsbankinn HF EUR (b) 1.625% 3/15/21 (a)	470,000	562,812
Mizuho Financial Group, Inc. 3.549% 3/05/23	810,000	803,789
Morgan Stanley 3.125% 7/27/26	2,825,000	2,627,886
3.700% 10/23/24	1,120,000	1,105,716
Nordea Hypotek AB SEK (b) 1.000% 4/08/22	6,200,000	709,994
1.250% 5/19/21 (a)	5,800,000	670,455
UBS AG/London EUR (b) 1.375% 4/16/21 (a)	170,000	206,801
UBS Group Funding Switzerland AG 4.125% 9/24/25 (c)	1,415,000	1,405,112
Unicredit Bank Czech Republic & Slovakia AS EUR (b) 0.625% 4/30/20 (a)	100,000	117,543
UniCredit SpA 4.625% 4/12/27 (c)	1,980,000	1,840,745
5 year EUR Swap + 4.100% 5.750% VRN 10/28/25 EUR (a) (b)	150,000	184,552

		36,892,099

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	850,000	832,102
Anheuser-Busch InBev SA/NV EUR (b) 0.875% 3/17/22 (a)	100,000	119,441
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (c)	145,000	145,353

		1,096,896

	Principal Amount	Value
Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	$500,000	$486,581

Building Materials — 0.6%
Boral Finance Pty Ltd. 3.000% 11/01/22 (c)	170,000	163,787
3.750% 5/01/28 (c)	1,060,000	1,009,409
CRH Finance UK PLC GBP (b) 4.125% 12/02/29 (a)	150,000	220,931
Martin Marietta Materials, Inc. 4.250% 12/15/47	1,415,000	1,226,319

		2,620,446

Chemicals — 0.4%
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (a) (b)	200,000	233,746
4.625% 3/14/23 (a)	660,000	658,884
Equate Petrochemical BV 4.250% 11/03/26 (a) (c)	600,000	581,409
Kraton Polymers LLC / Kraton Polymers Capital Corp EUR 5.250% 5/15/26 (b) (c)	100,000	117,364
Syngenta Finance NV 3.933% 4/23/21 (c)	205,000	204,480

		1,795,883

Commercial Services — 0.5%
Inter Media and Communication SpA EUR (b) 4.875% 12/31/22 (a)	100,000	116,670
Prosegur Cash SA EUR (b) 1.375% 2/04/26 (a)	100,000	112,614
Transurban Finance Co. 1.875% 9/16/24 EUR (a) (b)	100,000	122,300
3.375% 3/22/27 (c)	1,695,000	1,564,247
Verisure Midholding AB EUR (b) 5.750% 12/01/23 (a)	100,000	113,179

		2,029,010

Computers — 0.1%
Apple, Inc. GBP (b) 3.050% 7/31/29	150,000	213,080

Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,105,000	1,098,481
Air Lease Corp. 2.750% 1/15/23	330,000	314,334
Alliance Data Systems Corp. EUR (b) 5.250% 11/15/23 (a)	100,000	120,441
Cabot Financial Luxembourg SA GBP (b) 7.500% 10/01/23 (a)	100,000	134,285
Capital One Bank USA 3.375% 2/15/23	1,660,000	1,616,943
Discover Financial Services 3.750% 3/04/25	330,000	315,100
4.100% 2/09/27	850,000	815,305

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fca Bank Spa Ireland EUR (b) 1.000% 11/15/21 (a)	$100,000	$116,915
Housing Development Finance Corp. Ltd. INR (b) 6.875% 4/30/20 (a)	80,000,000	1,129,680
Lincoln Finance Ltd. EUR (b) 6.875% 4/15/21 (a)	100,000	120,575

		5,782,059

Electric — 2.4%
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (c)	170,000	170,359
4.350% 8/01/28 (c)	260,000	261,224
E.ON SE EUR (b) 1.625% 5/22/29 (a)	150,000	175,260
Enel Americas SA 4.000% 10/25/26	500,000	475,050
Enel Chile SA 4.875% 6/12/28	445,000	447,715
Enel Finance International NV 1.000% 9/16/24 EUR (a) (b)	160,000	184,475
3.625% 5/25/27 (c)	1,695,000	1,550,442
5.625% 8/14/24 GBP (a) (b)	150,000	230,026
Eskom Holdings SOC Ltd. 7.125% 2/11/25 (a)	400,000	381,772
FirstEnergy Transmission LLC 4.350% 1/15/25 (c)	1,695,000	1,707,999
IE2 Holdco SAU EUR (b) 2.875% 6/01/26 (a)	200,000	248,959
Lamar Funding Ltd. 3.958% 5/07/25 (a)	200,000	175,000
NRG Energy, Inc. 7.250% 5/15/26	190,000	202,350
Pampa Energia SA 7.500% 1/24/27 (a)	150,000	135,000
Perusahaan Listrik Negara PT 5.450% 5/21/28 (c)	500,000	507,892
Sempra Energy 3.250% 6/15/27	1,545,000	1,439,545
State Grid Overseas Investment 2016 Ltd. 1.375% 5/02/25 EUR (b) (c)	100,000	115,626
2.750% 5/04/22 (c)	1,695,000	1,644,235

		10,052,929

Electronics — 0.3%
Avnet, Inc. 3.750% 12/01/21	475,000	473,316
Keysight Technologies, Inc. 4.600% 4/06/27	685,000	688,029
PerkinElmer, Inc. EUR (b) 1.875% 7/19/26	100,000	118,385

		1,279,730

	Principal Amount	Value
Engineering & Construction — 0.0%
WFS Global Holding SAS EUR (b) 9.500% 7/15/22 (a)	$100,000	$122,421

Entertainment — 0.2%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.250% 10/15/25 (c)	210,000	198,712
Codere Finance 2 Luxembourg SA EUR (b) 6.750% 11/01/21 (a)	100,000	110,556
Intralot Capital Luxembourg SA EUR (b) 5.250% 9/15/24 (a)	200,000	193,177
LHMC Finco Sarl EUR (b) 6.250% 12/20/23 (a)	100,000	115,233
Safari Verwaltungs GmbH EUR (b) 5.375% 11/30/22 (a)	100,000	114,912

		732,590

Foods — 0.2%
B&G Foods, Inc. 5.250% 4/01/25	30,000	28,275
Cencosud SA 4.375% 7/17/27 (a)	300,000	275,400
5.150% 2/12/25 (a)	200,000	197,847
Sigma Alimentos SA de CV 4.125% 5/02/26 (a)	350,000	328,125
Sigma Holdco BV EUR (b) 5.750% 5/15/26 (c)	100,000	109,255

		938,902

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 5.500% 11/02/47	850,000	827,059

Gas — 0.2%
NiSource, Inc. 4.375% 5/15/47	525,000	509,894
Perusahaan Gas Negara Persero Tbk 5.125% 5/16/24 (a)	300,000	303,932

		813,826

Health Care – Products — 0.6%
Becton Dickinson & Co. 3.020% 5/24/25 GBP (b)	150,000	200,474
3.700% 6/06/27	2,545,000	2,409,102

		2,609,576

Health Care – Services — 0.3%
Anthem, Inc. 3.650% 12/01/27	1,200,000	1,136,747
Cigna Corp. 3.050% 10/15/27	125,000	112,744
Tenet Healthcare Corp. 7.500% 1/01/22 (c)	15,000	15,600

		1,265,091

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.1%
Hutchison Whampoa International 14 Ltd. 3.625% 10/31/24 (a)	$500,000	$491,919

Insurance — 1.1%
AIA Group Ltd. 3.900% 4/06/28 (c)	640,000	638,357
American International Group, Inc. GBP (b) 5.000% 4/26/23	150,000	222,320
AXA SA 3 mo. EURIBOR + 3.750% EUR (b) 3.375% VRN 7/06/47 (a)	140,000	164,564
Liberty Mutual Group, Inc. 4.850% 8/01/44 (c)	850,000	849,988
Marsh & McLennan Cos., Inc. 4.350% 1/30/47	1,415,000	1,407,528
Principal Financial Group, Inc. 3 mo. USD LIBOR + 3.044% 4.700% VRN 5/15/55	900,000	902,250
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% GBP (b) 5.125% VRN 10/10/45 (a)	150,000	212,794
Voya Financial, Inc. 3.125% 7/15/24	300,000	283,399

		4,681,200

Internet — 2.1%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,980,000	1,948,167
Baidu, Inc. 2.875% 7/06/22	1,560,000	1,502,895
Booking Holdings, Inc. 2.375% 9/23/24 EUR (b)	140,000	175,486
3.600% 6/01/26	1,695,000	1,649,417
Ctrip.com International Ltd., Convertible, 1.250% 9/15/22	300,000	307,881
Expedia, Inc. Co. 2.500% 6/03/22 EUR (b)	120,000	147,916
3.800% 2/15/28	1,650,000	1,510,984
Tencent Holdings Ltd. 2.960% FRN 1/19/23 (c) (d)	200,000	199,689
3.800% 2/11/25 (a)	1,695,000	1,679,176

		9,121,611

Investment Companies — 0.0%
JAB Holdings BV EUR (b) 2.000% 5/18/28 (a)	100,000	115,373

Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (a)	200,000	169,252

Leisure Time — 0.0%
Pinnacle Bidco PLC GBP (b) 6.375% 2/15/25 (a)	100,000	132,710

	Principal Amount	Value
Media — 0.8%
Altice Financing SA EUR (b) 5.250% 2/15/23 (a)	$100,000	$120,283
Altice France SA 6.250% 5/15/24 (c)	200,000	194,250
Altice SA 7.750% 5/15/22 (c)	250,000	241,875
Charter Communications Operating LLC/Charter Communications Operating Capital 4.043% 2/01/24	630,000	631,380
4.908% 7/23/25	1,005,000	1,014,934
Comcast Corp. 3.150% 3/01/26	165,000	154,941
3.200% 7/15/36	50,000	41,597
3.300% 2/01/27	265,000	249,326
3.375% 8/15/25	35,000	33,573
3.900% 3/01/38	115,000	104,359
CSC Holdings LLC 10.875% 10/15/25 (c)	200,000	230,560
TDF Infrastructure SAS EUR (b) 2.875% 10/19/22 (a)	100,000	125,473
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH EUR (b) 3.500% 1/15/27 (a)	100,000	121,992

		3,264,543

Mining — 0.2%
Constellium NV EUR (b) 4.250% 2/15/26 (a)	100,000	113,498
Corp. Nacional del Cobre de Chile 3.625% 8/01/27 (c)	200,000	190,506
FMG Resources August 2006 Pty Ltd. 5.125% 5/15/24 (c)	250,000	237,813
KME AG EUR (b) 6.750% 2/01/23 (a)	100,000	115,479
Nyrstar Netherlands Holdings BV EUR (b) 6.875% 3/15/24 (a)	100,000	108,367

		765,663

Multi-National — 0.1%
European Investment Bank SEK (b) 1.250% 5/12/25 (a)	3,000,000	344,657
Inter-American Development Bank CAD (b) 4.400% 1/26/26	145,000	122,088

		466,745

Oil & Gas — 2.0%
BP Capital Markets PLC EUR (b) 1.109% 2/16/23 (a)	150,000	179,707
2.213% 9/25/26 (a)	160,000	200,541
CNOOC Finance 2014 ULC Co. 4.250% 4/30/24	200,000	202,240
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	300,000	299,459

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Concho Resources, Inc. 3.750% 10/01/27	$850,000	$817,653
Hess Corp. 4.300% 4/01/27	850,000	820,953
KazMunayGas National Co. JSC 4.750% 4/19/27 (a)	500,000	487,562
Pertamina Persero PT 6.450% 5/30/44 (c)	200,000	209,140
Petrobras Global Finance BV 7.375% 1/17/27	490,000	489,387
Petroleos Mexicanos 3.500% 7/23/20	500,000	498,000
3.750% 3/15/19 EUR (a) (b)	100,000	119,232
4.875% 1/24/22	500,000	504,400
4.875% 2/21/28 EUR (a) (b)	370,000	447,602
5.125% 3/15/23 EUR (a) (b)	450,000	575,696
5.500% 1/21/21	270,000	277,962
6.375% 2/04/21	245,000	257,863
Seven Generations Energy Ltd. 5.375% 9/30/25 (c)	210,000	201,863
Woodside Finance Ltd. 3.700% 9/15/26 (c)	2,000,000	1,921,480
YPF SA 8.750% 4/04/24 (a)	210,000	207,480

		8,718,220

Packaging & Containers — 0.1%
ARD Finance SA EUR (b) 6.625% 9/15/23	100,000	118,795
Horizon Holdings I SAS EUR (b) 7.250% 8/01/23 (a)	100,000	121,229

		240,024

Pharmaceuticals — 1.6%
AbbVie, Inc. 3.600% 5/14/25	1,695,000	1,641,621
Bayer US Finance II LLC 3.875% 12/15/23 (c)	785,000	785,033
CVS Health Corp. 3.700% 3/09/23	1,660,000	1,651,582
Express Scripts Holding Co. 4.500% 2/25/26	850,000	843,838
Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26	1,415,000	1,296,691
Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28	400,000	407,691
Valeant Pharmaceuticals International, Inc. 7.000% 3/15/24 (c)	195,000	204,448

		6,830,904

Pipelines — 1.6%
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,440,549

	Principal Amount	Value
Enbridge Energy Partners LP 7.375% 10/15/45	$985,000	$1,253,232
Enbridge, Inc. 3 mo. USD LIBOR + 3.890% 6.000% VRN 1/15/77	850,000	799,000
Sabine Pass Liquefaction LLC 5.875% 6/30/26	1,545,000	1,657,004
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (b)	480,000	349,077
3 mo. USD LIBOR + 3.208% 5.300% VRN 3/15/77	1,130,000	1,068,432
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28 (c)	125,000	121,483
4.600% 3/15/48 (c)	175,000	168,312

		6,857,089

Real Estate — 0.1%
ADO Properties SA EUR (b) 1.500% 7/26/24 (a)	200,000	232,299
Akelius Residential Property AB EUR (b) 1.750% 2/07/25 (a)	120,000	138,530
Prologis LP GBP (b) 2.250% 6/30/29	150,000	187,266

		558,095

Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/27	1,415,000	1,366,033
4.000% 1/15/24	60,000	60,330
Boston Properties LP 3.650% 2/01/26	850,000	819,825
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	1,935,813
Crown Castle International Corp 5.250% 1/15/23	2,095,000	2,195,220
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	795,943
Highwoods Realty LP 4.125% 3/15/28	80,000	78,562
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	850,000	811,750
Regency Centers LP 3.600% 2/01/27	35,000	33,258
4.125% 3/15/28	110,000	108,737
VEREIT Operating Partnership LP 3.950% 8/15/27	1,415,000	1,318,155

		9,523,626

Retail — 0.5%
Dollar Tree, Inc. 3.700% 5/15/23	130,000	128,834
EVOCA SpA EUR (b) 7.000% 10/15/23 (a)	100,000	122,599

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Next PLC GBP (b) 3.625% 5/18/28 (a)	$150,000	$198,603
QVC, Inc. 4.375% 3/15/23	1,750,000	1,729,157

		2,179,193

Semiconductors — 0.5%
Asml Holding NV EUR (b) 0.625% 7/07/22 (a)	100,000	118,275
1.625% 5/28/27 (a)	100,000	120,406
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.125% 1/15/25	170,000	157,702
3.625% 1/15/24	1,795,000	1,737,575
Microchip Technology, Inc. 3.922% 6/01/21 (c)	75,000	75,125

		2,209,083

Software — 0.7%
Activision Blizzard, Inc. 4.500% 6/15/47	1,675,000	1,613,495
Microsoft Corp. 4.100% 2/06/37	1,130,000	1,177,320
Veritas US, Inc. / Veritas Bermuda Ltd. EUR (b) 7.500% 2/01/23 (a)	100,000	110,941

		2,901,756

Telecommunications — 0.6%
Chorus Ltd. EUR (b) 1.125% 10/18/23 (a)	100,000	117,235
Deutsche Telekom International Finance BV 4.375% 6/21/28 (c)	660,000	654,778
Intelsat Jackson Holdings SA 9.500% 9/30/22 (c)	180,000	207,900
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (a)	200,000	200,242
Sprint Corp. 7.875% 9/15/23	255,000	264,403
Telecom Italia SpA/Milano EUR (b) 3.625% 5/25/26 (a)	150,000	184,265
Vodafone Group PLC 4.125% 5/30/25	150,000	149,430
4.375% 5/30/28	380,000	375,483
5.000% 5/30/38	470,000	463,461

		2,617,197

TOTAL CORPORATE DEBT (Cost $140,657,070)		136,785,674

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
Auto Floor Plan ABS — 0.7%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,194,481

	Principal Amount	Value
GMF Floorplan Owner Revolving Trust Series 2018-1, Class A, 2.219% FRN 3/15/22 (c) (d)	$785,000	$784,921
Series 2017-1, Class C, 2.970% 1/18/22 (c)	495,000	492,520
Series 2018-1, Class C, 3.250% 3/15/22 (c)	395,000	394,502

		2,866,424

Automobile ABS — 4.9%
Ally Auto Receivables Trust, Series 2016-3, Class C 2.320% 10/15/21	780,000	772,019
AmeriCredit Automobile Receivables, Series 2015-4, Class D 3.720% 12/08/21	1,175,000	1,184,378
AmeriCredit Automobile Receivables Trust Series 2016-2, Class B, 2.210% 5/10/21	640,000	637,096
Series 2017-1, Class B, 2.300% 2/18/22	1,038,000	1,022,856
Series 2017-4, Class C, 2.600% 9/18/23	1,390,000	1,364,344
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A 2.630% 12/20/21 (c)	1,375,000	1,358,827
Capital Auto Receivables Asset Trust Series 2015-2, Class B, 2.290% 5/20/20	1,195,000	1,193,169
Series 2016-2, Class C, 2.420% 6/21/21	340,000	336,806
Series 2018-1, Class C, 3.360% 11/21/22 (c)	510,000	507,696
Series 2018-1, Class D, 3.700% 6/20/25 (c)	800,000	796,210
CarMax Auto Owner Trust Series 2017-2, Class B, 2.410% 12/15/22	1,390,000	1,358,850
Series 2017-3, Class B, 2.440% 2/15/23	1,215,000	1,188,158
Enterprise Fleet Financing LLC Series 2017-1, Class A3, 2.600% 7/20/22 (c)	1,192,000	1,182,653
Series 2018-1, Class A2, 2.870% 10/20/23 (c)	1,180,000	1,176,094
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	1,375,000	1,358,834
Hyundai Auto Lease Securitization Trust Series 2017-A, Class B, 2.390% 5/17/21 (c)	780,000	774,078
Series 2018-A, Class A3, 2.810% 4/15/21 (c)	1,270,000	1,266,252

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Retail Auto Lease Trust 2018-A, Series 2018-A, Class C 3.490% 5/20/22 (c)	$385,000	$383,557
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	200,000	198,988
World Omni Automobile Lease Securitization Trust Series 2017-A, Class B, 2.480% 8/15/22	1,734,000	1,717,213
Series 2018-A, Class A3, 2.830% 7/15/21	340,000	338,660
Series 2018-A, Class B, 3.060% 5/15/23	720,000	716,613

		20,833,351

Commercial MBS — 5.5%
Ashford Hospitality Trust Series 2018-ASHF, Class A, 2.973% FRN 4/15/35 (c) (d)	395,406	394,594
3.050% FRN 5/15/35 (c) (d)	820,000	820,010
Series 2018-ASHF, Class B, 3.323% FRN 4/15/35 (c) (d)	235,000	234,652
Series 2018-ASHF, Class C, 3.473% FRN 4/15/35 (c) (d)	110,000	109,998
Aventura Mall Trust, 4.112% VRN 7/05/40 (c) (d)	805,000	830,533
BANK 2017-BNK5 Series 2017-BNK5, Class A5, 3.390% 6/15/60	970,000	944,876
Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (d)	980,000	960,693
Series 2017-BNK5, Class C, 4.259% VRN 6/15/60 (d)	850,000	827,776
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (d)	375,000	383,158
BX Trust 2017-IMC, Series 2017-IMC, Class D, 4.323% FRN 10/15/32 (c) (d)	650,000	650,007
BX Trust 2018-GW, Series 2018-GW, Class A, 2.700% FRN 5/15/35 (c) (d)	290,000	289,646
CD 2017-CD6 Mortgage Trust, Series 2017-CD6, Class A5 3.456% 11/13/50	970,000	949,400
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, 2.973% FRN 2/15/37 (c) (d)	840,000	837,770
Series 2018-WSS, Class B, 3.173% FRN 2/15/37 (c) (d)	345,000	345,919
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A4, 4.009% 3/10/51	460,000	468,638

	Principal Amount	Value
Series 2018-B2, Class C, 4.831% VRN 3/10/51 (d)	$205,000	$206,094
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class AM, 3.603% VRN 3/10/48 (d)	1,375,000	1,362,273
COMM 2015-CCRE26 Mortgage Trust, Series 2015-CR26, Class B, 4.642% VRN 10/10/48 (d)	627,000	649,594
COMM 2017-COR2 Mortgage Trust, Series 2017-COR2, Class A3 3.510% 9/10/50	1,720,000	1,678,782
Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class A4, 3.762% 2/10/49	1,064,375	1,066,292
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (d)	1,650,000	1,678,243
CSAIL 2015-C3 Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718% 8/15/48	1,004,000	1,004,512
FREMF 2018-K731 Mortgage Trust, Series 2018-K731, Class B 3.910% 2/25/25 (c)	390,000	379,795
Independence Plaza Trust 3.911% 7/10/35 (c)	855,000	855,602
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (d)	160,000	158,925
Series 2017-C5, Class C, 4.512% VRN 3/15/50 (d)	480,000	477,265
Morgan Stanley Baml Trust 3.561% 4/15/48	260,000	255,275
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (c) (d)	791,024	792,362
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class AS, 3.367% 10/15/49	495,000	473,570
Series 2017-C38, Class A5, 3.453% 7/15/50	970,000	948,560
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,693,847
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	992,179

		23,720,840

Credit Card ABS — 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,016,106

Other ABS — 2.1%
Betony Clo 2, Ltd., 3.189% FRN 4/30/31 (c) (d)	360,000	359,411

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bluemountain Clo Ltd. 3.265% FRN 7/18/27 (c) (d)	$275,000	$275,000
3.835% FRN 7/18/27 (c) (d)	250,000	250,000
CIFC Funding 2015-V Ltd., Series 2015-5A, Class A1R, 3.220% FRN 10/25/27 (c) (d)	470,000	468,931
DRIVEN BRANDS FUNDING LLC, Series 2018-1A, Class A2 4.739% 4/20/48 (c)	45,000	45,330
Galaxy XXIX CLO Ltd. Series 2018-29A, Class A, 3.120% FRN 11/15/26 (c) (d)	380,000	379,995
Series 2018-29A, Class B, 3.730% FRN 11/15/26 (c) (d)	250,000	249,995
Hardee’s Funding LLC Series 2018-1A, Class AI, 4.250% 6/20/48 (c)	255,000	254,488
Series 2018-1A, Class AII, 4.959% 6/20/48 (c)	325,000	327,322
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.070% VRN 11/25/26 (c) (d)	405,588	397,439
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3.498% FRN 7/15/27 (c) (d)	820,000	819,868
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3.111% FRN 7/15/27 (c) (d)	320,000	319,560
Series 2015-1A, Class BR, 3.461% FRN 7/15/27 (c) (d)	265,000	264,986
Palmer Square CLO Ltd., 3.436% FRN 7/16/31 (c) (d)	795,000	795,000
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.228% FRN 4/15/28 (c) (d)	635,000	634,376
Towd Point Mortgage Trust Series 2018-2, Class A1, 3.250% VRN 3/25/58 (c) (d)	926,618	924,138
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (c) (d)	801,286	801,385
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (c) (d) (e) (f)	820,000	820,298
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (c)	650,000	647,012

		9,034,534

Student Loans ABS — 1.2%
Navient Student Loan Trust, Series 2018-2A, Class A2, 2.471% FRN 3/25/67 (c) (d)	560,000	559,829
Nelnet Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450% 2.780% FRN 8/23/36 (c)	1,195,000	1,169,111

	Principal Amount	Value
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	$1,315,884	$1,277,426
Series 2015-A, Class A2A, 2.490% 6/15/27 (c)	303,380	297,115
Series 2017-B, Class A2A, 2.820% 10/15/35 (c)	380,000	371,174
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	1,310,000	1,310,044

		4,984,699

WL Collateral CMO — 1.2%
Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (c) (d)	450,881	453,225
Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (d)	278,912	274,682
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (d)	1,511,710	1,486,242
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (d)	450,000	446,788
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (c) (d)	1,458,708	1,430,609
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (c) (d)	1,156,879	1,153,590

		5,245,136

WL Collateral Support CMO — 0.1%
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (d)	372,679	370,581

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,485,116)		68,071,671

SOVEREIGN DEBT OBLIGATIONS — 16.9%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (b)	355,000	375,185
5.875% 1/11/28	350,000	284,375
Australia Government Bond AUD (b) 3.000% 3/21/47 (a)	630,000	456,857
Bahamas Government International Bond 6.000% 11/21/28 (c)	850,000	847,875
Bermuda Government International Bond 4.854% 2/06/24 (c)	500,000	513,160
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/21	7,780,000	2,038,805
10.000% 1/01/23	745,000	187,783
10.000% 1/01/27	2,385,000	561,448

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brazilian Government International Bond 4.250% 1/07/25	$750,000	$708,750
Bundesrepublik Deutschland EUR (b) 1.250% 8/15/48 (a)	151,000	186,636
Canadian Government Bond CAD (b) 1.000% 6/01/27	684,000	471,789
3.500% 12/01/45	495,000	475,247
Chile Government International Bond CLP (b) 4.500% 3/01/21	900,000,000	1,427,565
4.500% 3/01/26	1,050,000,000	1,626,317
4.700% 9/01/30 (c)	240,000,000	364,080
Colombia Government International Bond 4.000% 2/26/24	790,000	789,210
Colombian Treasury Bond COP (b) 7.500% 8/26/26	2,312,100,000	835,573
Cyprus Government International Bond EUR (b) 3.750% 7/26/23 (a)	645,000	828,178
3.875% 5/06/22 (a)	950,000	1,215,419
4.250% 11/04/25 (a)	260,000	345,789
Czech Republic International Bond EUR (b) 3.875% 5/24/22 (a)	260,000	348,828
France Government Bond OAT EUR (b) 1.750% 11/25/24 (a)	828,000	1,069,666
1.750% 5/25/66 (c)	20,000	23,540
3.250% 5/25/45 (a)	1,685,000	2,761,885
5.750% 10/25/32 (a)	207,000	400,075
Hungary Government Bond HUF (b) 3.000% 10/27/27	81,210,000	274,265
Indonesia Government International Bond 3.700% 1/08/22 (c)	600,000	593,956
3.750% 4/25/22 (c)	405,000	400,829
3.750% 6/14/28 EUR (a) (b)	480,000	618,684
4.125% 1/15/25 (a)	345,000	338,652
Indonesia Treasury Bond IDR (b) 6.125% 5/15/28	7,210,000,000	446,537
7.000% 5/15/27	4,090,000,000	267,862
8.375% 3/15/24	7,300,000,000	520,373
8.750% 5/15/31	2,860,000,000	208,063
Ireland Government Bond EUR (b) 1.000% 5/15/26 (a)	755,000	914,576
4.500% 4/18/20	198,000	252,201
5.400% 3/13/25	598,000	933,100
Israel Government Fixed Bond ILS (b) 1.750% 8/31/25	5,900,000	1,638,598
Israel Government International Bond EUR (b) 1.500% 1/18/27 (a)	230,000	273,316
4.625% 3/18/20 (a)	330,000	415,988

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro EUR (b) 0.900% 8/01/22	$1,047,000	$1,190,760
2.000% 12/01/25	760,000	867,647
4.500% 3/01/24	655,000	863,506
4.750% 9/01/21	780,000	1,010,506
5.000% 3/01/22	500,000	657,476
5.500% 9/01/22	1,480,000	1,995,878
Japan Government Five Year Bond JPY (b) 0.100% 6/20/21	156,700,000	1,424,729
Japan Government Forty Year Bond JPY (b) 1.400% 3/20/55	36,800,000	393,398
Japan Government Thirty Year Bond JPY (b) 1.700% 9/20/44	127,650,000	1,441,754
2.200% 9/20/39	18,550,000	222,977
2.500% 9/20/37	134,200,000	1,660,897
Japan Government Twenty Year Bond JPY (b) 0.600% 6/20/37	259,000,000	2,396,700
1.200% 12/20/34	437,050,000	4,487,070
1.500% 6/20/34	12,000,000	128,388
Japanese Government CPI Linked Bond JPY (b) 0.100% 3/10/24	78,584,000	738,533
0.100% 9/10/24	42,956,200	406,030
0.100% 3/10/25	94,752,000	896,470
Kingdom of Belgium Government Bond EUR (b) 4.250% 3/28/41 (c)	503,000	912,329
5.000% 3/28/35 (c)	135,000	249,710
Korea Treasury Bond KRW (b) 3.000% 9/10/24	565,000,000	522,210
Malaysia Government Bond MYR (b) 4.392% 4/15/26	1,170,000	291,183
4.736% 3/15/46	5,810,000	1,388,906
4.935% 9/30/43	155,000	38,557
Mexican Bonos MXN (b) 7.500% 6/03/27	2,300,000	115,110
7.750% 11/13/42	4,210,000	213,575
10.000% 12/05/24	1,360,000	76,899
Mexico Government International Bond 3.750% 1/11/28	820,000	775,310
4.000% 10/02/23	330,000	330,990
4.125% 1/21/26	530,000	525,760
Morocco Government International Bond EUR (b) 4.500% 10/05/20 (a)	200,000	254,243
Netherlands Government Bond EUR (b) 5.500% 1/15/28	50,000	86,641
New South Wales Treasury Corp. AUD (b) 4.000% 4/20/23	990,000	783,720
4.000% 5/20/26 (a)	685,000	549,905

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Norway Government Bond NOK (b) 3.000% 3/14/24 (c)	$700,000	$93,305
Peru Government Bond PEN (b) 6.150% 8/12/32 (c)	2,480,000	772,889
Portugal Obrigacoes do Tesouro OT EUR (b) 3.875% 2/15/30 (c)	155,000	215,001
4.100% 2/15/45 (c)	304,000	436,820
4.950% 10/25/23 (c)	415,000	593,365
Province of Ontario Canada CAD (b) 2.600% 6/02/25	186,000	140,642
3.500% 6/02/43	62,000	51,112
Province of Quebec Canada CAD (b) 5.000% 12/01/38	360,000	358,102
Qatar Government International Bond 3.875% 4/23/23 (c)	200,000	199,854
3.875% 4/23/23 (c)	625,000	624,545
Republic of Austria Government Bond EUR (b) 3.800% 1/26/62 (c)	189,000	379,448
Republic of South Africa Government Bond ZAR (b) 10.500% 12/21/26	18,373,000	1,467,011
Romania Government Bond RON (b) 4.750% 2/24/25	1,615,000	398,019
5.800% 7/26/27	1,460,000	380,024
5.850% 4/26/23	4,080,000	1,064,346
Romanian Government International Bond EUR (b) 4.625% 9/18/20 (a)	320,000	411,103
Russian Federal Bond – OFZ RUB (b) 8.150% 2/03/27	28,100,000	464,670
Singapore Government Bond SGD (b) 3.125% 9/01/22	630,000	480,280
Slovenia Government Bond EUR (b) 1.000% 3/06/28 (a)	185,000	216,135
1.250% 3/22/27 (a)	788,000	947,520
1.500% 3/25/35 (a)	153,000	178,682
4.625% 9/09/24 (a)	124,000	182,154
Slovenia Government International Bond 5.250% 2/18/24 (a)	200,000	216,904
Spain Government Bond EUR (b) 1.500% 4/30/27 (c)	926,000	1,108,742
3.450% 7/30/66 (c)	159,000	217,922
5.150% 10/31/44 (c)	109,000	196,140
Thailand Government Bond THB (b) 3.650% 6/20/31	20,200,000	647,265
4.875% 6/22/29	7,000,000	252,122
United Kingdom Gilt GBP (b) 1.500% 1/22/21 (a)	453,000	609,372
1.625% 10/22/71 (a)	200,000	269,765
4.250% 12/07/46 (a)	1,473,000	3,029,549
4.750% 12/07/30 (a)	142,000	256,388

	Principal Amount	Value
Vietnam Government International Bond 6.750% 1/29/20 (a)	$340,000	$351,914

		72,349,912

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $76,130,752)		72,349,912

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 17.2%
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association Series 2018-44, Class PC 4.000% 6/25/44	327,147	335,054

Pass-Through Securities — 15.0%
Federal National Mortgage Association Pool #BC9043 2.500% 11/01/31	763,899	743,757
Pool #MA2781 2.500% 10/01/46	477,291	447,684
Pool #MA3283 3.000% 2/01/33	23,911	23,788
Pool #AL9412 3.000% 11/01/36	1,260,497	1,240,211
Pool #MA2737 3.000% 9/01/46	165,762	160,790
Pool #BD8462 3.000% 11/01/46	4,489,680	4,362,706
Pool #BM1418 3.000% 4/01/47	4,163,929	4,046,168
Pool #MA3313 3.500% 3/01/33	930,471	942,465
Pool #AS4449 3.500% 2/01/35	347,188	350,253
Pool #MA1283 3.500% 12/01/42	123,256	123,458
Pool #MA1463 3.500% 6/01/43	431,618	432,327
Pool #BC1747 3.500% 1/01/46	4,615,119	4,608,268
Pool #BM3122 3.500% 10/01/47	6,037,016	6,029,941
Pool #MA3332 3.500% 4/01/48	1,816,499	1,808,694
Pool #BF0198 4.000% 11/01/40	338,750	347,509
Pool #BM3385 4.000% 6/01/45	4,300,025	4,400,472
Pool #CA0062 4.000% 7/01/47	2,005,417	2,047,562
Pool #MA3415 4.000% 7/01/48	545,000	556,028
Pool #BM1765 4.500% 10/01/47	926,392	965,981
Pool #AL9893 5.000% 2/01/45	899,428	962,739
Pool #MA3374 5.000% 5/01/48	356,496	378,470
Pool #BM3279 5.500% 5/01/44	2,722,763	2,960,367
Federal National Mortgage Association TBA
Pool #838 2.500% 5/30/32 (g)	820,000	797,130
Pool #3430 3.000% 4/30/32 (g)	1,315,000	1,307,192
Pool #515 3.000% 5/30/47 (g)	815,000	789,404
Pool #15801 4.500% 5/30/47 (g)	3,550,000	3,696,438
Government National Mortgage Association Pool #MA3935 2.500% 9/20/46	518,149	493,395
Pool #MA4450 3.000% 5/20/47	294,830	288,887
Pool #MA4718 3.000% 9/20/47	163,440	160,095
Pool #MA4004 3.500% 10/20/46	2,183,724	2,198,225
Pool #MA4964 4.500% 1/20/48	150,475	156,576
Pool #MA5139 5.000% 4/20/48	1,218,917	1,282,149

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #MA3873 3.000% 8/20/46	$481,824	$473,016
Pool #MA3936 3.000% 9/20/46	1,652,903	1,622,685
Pool #MA4126 3.000% 12/20/46	108,963	106,835
Pool #MA4511 4.000% 6/20/47	2,468,932	2,533,838
Pool #MA4720 4.000% 9/20/47	2,100,667	2,155,235
Pool #MA4588 4.500% 7/20/47	2,641,477	2,751,057
Pool #MA4781 5.000% 10/20/47	1,849,510	1,948,921
Government National Mortgage Association II TBA Pool #24 3.000% 4/30/47 (g)	265,000	259,203
Pool #1207 4.500% 5/30/47 (g)	1,155,000	1,200,388
Pool #1486 5.000% 11/30/38 (g)	1,745,000	1,831,568

		63,991,875

Whole Loans — 2.1%
Federal Home Loan Mortgage Corp. Series 2018-DNA2, Class M1, 2.857% FRN 12/25/30 (c) (d)	1,040,000	1,039,886
3.820% VRN 5/25/48 (c) (d)	65,000	60,093
4.207% FRN 12/25/30 (c) (d)	215,000	213,960
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 2.541% FRN 7/25/30 (d)	900,553	896,806
Series 2017-DNA3, Class M1, 2.841% FRN 3/25/30 (d)	822,777	823,650
Series 2018-SPI1, Class M2, 3.746% VRN 2/25/48 (c) (d)	95,000	84,663
Series 2018-HQA1, Class M2, 4.391% FRN 9/25/30 (d)	610,000	605,676
Series 2017-HQA3, Class M2, 4.441% FRN 4/25/30 (d)	855,000	871,630
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.650% 4.741% FRN 12/25/29	825,000	851,215
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.241% FRN 9/25/29	455,062	457,610
Series 2018-C02, Class 2M2, 4.291% FRN 8/25/30 (d)	540,000	536,068
Series 2018-C01, Class 1M2, 4.341% FRN 7/25/30 (d)	855,000	861,765
Series 2017-C07, Class 2M2, 4.591% FRN 5/25/30 (d)	830,000	848,465
Series 2017-C06, Class 1M2, 4.741% FRN 2/25/30 (d)	855,000	881,876

		9,033,363

	Principal Amount	Value

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $73,416,502)		$73,360,292

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds & Notes — 10.8%
U.S. Treasury Bond 2.750% 11/15/47 (h)	$12,965,000	12,365,773
3.000% 2/15/48	1,005,000	1,007,858
U.S. Treasury Inflation Index 0.125% 4/15/22	3,501,830	3,429,778
0.125% 7/15/26	1,880,946	1,801,973
0.500% 1/15/28	3,614,428	3,536,118
0.625% 4/15/23	1,107,234	1,105,190
U.S. Treasury Note 2.000% 1/31/20	19,525,000	19,377,190
2.750% 2/15/28	2,750,000	2,725,980
2.875% 5/15/28	815,000	816,655

		46,166,515

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,852,322)		46,166,515

TOTAL BONDS & NOTES (Cost $413,660,690)		405,774,049

	Number of Shares
MUTUAL FUNDS — 5.1%
Diversified Financial Services — 5.1%
T. Rowe Price Government Reserve Investment Fund	21,700,591	21,700,591

TOTAL MUTUAL FUNDS (Cost $21,700,591)		21,700,591

TOTAL LONG-TERM INVESTMENTS (Cost $435,361,281)		427,474,640

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 0.1%
Catholic Health Initiatives 2.745% 7/09/18 (c)	$310,000	309,833
Enbridge Energy Partners LP 3.000% 7/20/18 (c)	325,000	324,561

		634,394

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (i)	$3,636,710	$3,636,710

Sovereign Debt Obligation — 1.2%
Egypt Treasury Bills EGP (b) 14.224% 2/05/19	3,700,000	185,368
15.322% 2/05/19	1,300,000	65,129
16.539% 2/05/19	800,000	40,080
16.820% 2/19/19	600,000	29,859
France Treasury Bill BTF EUR (b) 0.010% 9/26/18 (a)	4,200,000	4,911,779

		5,232,215

TOTAL SHORT-TERM INVESTMENTS (Cost $9,641,269)		9,503,319

TOTAL INVESTMENTS — 102.2% (Cost $445,002,550) (j)		436,977,959

Other Assets/(Liabilities) — (2.2)%		(9,453,159)

NET ASSETS — 100.0%		$427,524,800

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $45,640,590 or 10.68% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $74,785,481 or 17.49% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(e)	Investment was valued using significant unobservable inputs.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $820,298 or 0.19% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(i)

Maturity value of $3,636,995. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $3,712,673.

(j)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
AUD	159,000	Bank of America N.A.	7/20/18	$119,527	$(1,855)
CAD	42,000	Bank of America N.A.	7/20/18	32,995	(1,038)
CZK	13,539,000	Bank of America N.A.	12/18/18	653,790	(38,632)
EUR	88,020	Bank of America N.A.	8/24/18	102,116	1,066
GBP	23,000	Bank of America N.A.	8/24/18	31,174	(749)
HUF	64,859,932	Bank of America N.A.	7/13/18	231,522	(1,377)
ILS	66,000	Bank of America N.A.	7/16/18	18,300	(242)
JPY	11,406,000	Bank of America N.A.	8/24/18	104,079	(698)
MXN	3,338,000	Bank of America N.A.	8/24/18	167,674	(958)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
PLN	2,776,000	Bank of America N.A.	7/13/18	$779,162	$(37,940)
SEK	2,677,000	Bank of America N.A.	7/20/18	310,251	(10,996)
ZAR	2,080,000	Bank of America N.A.	8/10/18	165,562	(14,663)

				2,716,152	(108,082)

EUR	331,871	Barclays Bank PLC	8/24/18	387,507	1,531
IDR	275,126,000	Barclays Bank PLC	8/03/18	19,582	(463)
SEK	4,814,984	Barclays Bank PLC	7/20/18	564,471	(26,216)
ZAR	5,320,000	Barclays Bank PLC	8/10/18	421,434	(35,480)

				1,392,994	(60,628)

AUD	369,000	BNP Paribas SA	7/20/18	281,505	(8,416)
CLP	167,217,000	BNP Paribas SA	7/06/18	259,772	(3,851)
CZK	180,000	BNP Paribas SA	7/13/18	8,799	(699)
CZK	424,000	BNP Paribas SA	12/18/18	19,345	(80)
GBP	152,584	BNP Paribas SA	8/24/18	207,623	(5,786)
IDR	1,024,766,660	BNP Paribas SA	8/03/18	72,777	(1,563)
MXN	395,000	BNP Paribas SA	8/24/18	19,536	192

				869,357	(20,203)

AUD	1,652,000	Citibank N.A.	7/20/18	1,245,575	(22,967)
CLP	111,477,788	Citibank N.A.	7/06/18	171,628	(1,014)
CZK	525,000	Citibank N.A.	12/18/18	23,733	121
EUR	217,573	Citibank N.A.	8/24/18	253,826	1,225
HUF	14,786,580	Citibank N.A.	7/13/18	52,625	(157)
MXN	6,193,688	Citibank N.A.	8/24/18	317,326	(7,984)
RON	107,000	Citibank N.A.	7/13/18	26,777	3
SEK	212,000	Citibank N.A.	7/20/18	23,728	(29)

				2,115,218	(30,802)

EUR	661,000	Credit Suisse International	8/24/18	790,538	(15,677)

BRL	2,379,000	Deutsche Bank AG	8/02/18	621,741	(10,101)
HUF	32,938,810	Deutsche Bank AG	7/13/18	118,472	(1,595)
IDR	3,602,941,000	Deutsche Bank AG	8/03/18	253,620	(3,242)
MYR	304,000	Deutsche Bank AG	7/13/18	78,245	(3,005)
THB	1,490,000	Deutsche Bank AG	8/03/18	45,262	(253)

				1,117,340	(18,196)

EUR	306,000	Goldman Sachs International	8/24/18	367,683	(8,973)
GBP	31,000	Goldman Sachs International	8/24/18	42,228	(1,221)
IDR	3,556,233,000	Goldman Sachs International	8/03/18	251,058	(3,926)
INR	8,362,000	Goldman Sachs International	8/03/18	121,957	(352)
MXN	13,112,000	Goldman Sachs International	8/24/18	661,022	(6,147)
THB	2,159,000	Goldman Sachs International	8/03/18	67,494	(2,277)

				1,511,442	(22,896)

AUD	330,000	JP Morgan Chase Bank N.A.	7/20/18	252,117	(7,891)
BRL	513,000	JP Morgan Chase Bank N.A.	8/02/18	132,572	(680)
CAD	536,913	JP Morgan Chase Bank N.A.	7/20/18	418,920	(10,386)
CLP	55,739,000	JP Morgan Chase Bank N.A.	7/06/18	87,200	(1,893)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
CZK	16,436,000	JP Morgan Chase Bank N.A.	12/18/18	$815,368	$(68,580)
EUR	225,500	JP Morgan Chase Bank N.A.	8/24/18	266,760	(2,417)
GBP	2,252,074	JP Morgan Chase Bank N.A.	7/20/18	3,028,774	(54,329)
GBP	234,131	JP Morgan Chase Bank N.A.	8/24/18	312,378	(2,672)
IDR	3,547,204,000	JP Morgan Chase Bank N.A.	8/03/18	248,827	(2,322)
INR	12,008,000	JP Morgan Chase Bank N.A.	8/03/18	177,912	(3,285)
JPY	3,329,000	JP Morgan Chase Bank N.A.	8/24/18	30,481	(308)
MXN	581,000	JP Morgan Chase Bank N.A.	8/24/18	28,573	445
MYR	1,422,838	JP Morgan Chase Bank N.A.	7/13/18	360,835	(8,686)
RON	90,000	JP Morgan Chase Bank N.A.	7/13/18	23,765	(1,240)
RUB	30,253,000	JP Morgan Chase Bank N.A.	7/13/18	475,426	5,796
SEK	293,000	JP Morgan Chase Bank N.A.	7/20/18	33,574	(820)
ZAR	683,000	JP Morgan Chase Bank N.A.	8/10/18	53,940	(4,390)

				6,747,422	(163,658)

CZK	872,000	Morgan Stanley & Co. LLC	12/18/18	40,182	(562)
EUR	1,023,752	Morgan Stanley & Co. LLC	8/24/18	1,199,174	926
EUR	70,000	Morgan Stanley & Co. LLC	12/18/18	87,416	(4,578)
MXN	2,064,000	Morgan Stanley & Co. LLC	8/24/18	105,673	(2,587)

				1,432,445	(6,801)

CLP	55,739,000	UBS AG	7/06/18	87,434	(2,127)
THB	1,747,000	UBS AG	8/03/18	55,213	(2,441)

				142,647	(4,568)

				$18,835,555	$(451,511)

Contracts to Deliver
EUR	5,068,022	Bank of America N.A.	8/24/18	$6,083,724	$142,705
EUR	618,000	Bank of America N.A.	12/18/18	762,121	30,780
GBP	479,510	Bank of America N.A.	8/24/18	650,825	16,534
HUF	102,888,000	Bank of America N.A.	7/13/18	409,659	44,579
ILS	675,048	Bank of America N.A.	7/16/18	186,920	2,224
ILS	551,000	Bank of America N.A.	8/13/18	157,528	6,475
PLN	641,000	Bank of America N.A.	7/13/18	183,911	12,757
SEK	1,753,771	Bank of America N.A.	7/20/18	210,412	14,363

				8,645,100	270,417

AUD	2,316,201	Barclays Bank PLC	7/20/18	1,733,086	18,918
BRL	144,000	Barclays Bank PLC	8/02/18	40,935	3,913
CAD	29,423	Barclays Bank PLC	7/20/18	22,986	598
CLP	1,206,794,000	Barclays Bank PLC	9/07/18	1,912,795	65,755
EUR	7,441,185	Barclays Bank PLC	8/24/18	8,905,502	182,529
GBP	767,000	Barclays Bank PLC	8/24/18	1,041,744	27,163
ILS	551,000	Barclays Bank PLC	7/16/18	157,585	6,829
ILS	480,740	Barclays Bank PLC	8/13/18	136,443	4,651
INR	27,775,000	Barclays Bank PLC	8/03/18	619,878	14,006
JPY	204,095,015	Barclays Bank PLC	8/24/18	1,856,054	6,185
KRW	280,000	Barclays Bank PLC	8/10/18	261	9
KRW	358,852,000	Barclays Bank PLC	9/07/18	334,055	11,318
MXN	1,440,952	Barclays Bank PLC	8/24/18	72,043	75
SEK	8,914,880	Barclays Bank PLC	7/20/18	1,071,244	74,673

				17,904,611	416,622

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
CLP	162,287,000	BNP Paribas SA	7/06/18	$259,389	$11,013
CLP	321,606,000	BNP Paribas SA	9/07/18	514,142	21,913
CLP	111,478,000	BNP Paribas SA	10/05/18	259,776	3,881
EUR	82,000	BNP Paribas SA	12/18/18	96,895	(144)
ILS	551,000	BNP Paribas SA	7/16/18	157,469	6,713
MYR	120,009	BNP Paribas SA	7/13/18	30,779	1,077
TWD	12,433,000	BNP Paribas SA	8/10/18	420,693	11,915

				1,739,143	56,368

AUD	14,632	Citibank N.A.	7/20/18	10,869	40
CLP	108,967,000	Citibank N.A.	10/05/18	167,750	996
EUR	14,936,585	Citibank N.A.	8/24/18	17,955,575	446,073
GBP	3,080,438	Citibank N.A.	8/24/18	4,181,961	107,185
IDR	2,379,835,000	Citibank N.A.	8/03/18	167,594	2,213
JPY	21,283,268	Citibank N.A.	8/24/18	194,560	1,653
MXN	9,834,000	Citibank N.A.	8/24/18	503,833	12,677
RON	1,596,391	Citibank N.A.	7/13/18	397,152	(2,388)
SGD	1,542,673	Citibank N.A.	8/10/18	1,160,122	27,050
THB	1,340,000	Citibank N.A.	8/03/18	40,426	(52)
ZAR	8,333,792	Citibank N.A.	8/10/18	658,916	54,319

				25,438,758	649,766

RUB	7,554,190	Credit Suisse International	7/13/18	120,635	474

BRL	4,276,156	Deutsche Bank AG	8/02/18	1,220,649	121,251
EUR	668,000	Deutsche Bank AG	8/24/18	800,093	17,026
INR	9,818,000	Deutsche Bank AG	8/03/18	144,670	1,891
KRW	164,720,000	Deutsche Bank AG	9/07/18	154,002	5,917
MYR	833,815	Deutsche Bank AG	7/13/18	212,382	6,015
MYR	2,942,656	Deutsche Bank AG	8/10/18	748,863	20,974
PLN	2,135,000	Deutsche Bank AG	7/13/18	627,904	57,836
RUB	7,121,466	Deutsche Bank AG	7/13/18	115,589	2,311
SGD	80,000	Deutsche Bank AG	8/10/18	59,049	290
ZAR	2,116,621	Deutsche Bank AG	8/10/18	164,743	11,187

				4,247,944	244,698

CAD	22,329	Goldman Sachs International	7/20/18	17,726	736
CLP	71,071,788	Goldman Sachs International	7/06/18	112,500	3,726
COP	2,626,179,000	Goldman Sachs International	8/03/18	932,625	37,745
IDR	7,031,930,145	Goldman Sachs International	8/03/18	492,624	3,957
ILS	304,470	Goldman Sachs International	7/16/18	84,180	876
INR	14,727,600	Goldman Sachs International	8/03/18	216,582	2,405
JPY	1,273,673,920	Goldman Sachs International	8/24/18	11,731,632	187,350
THB	4,525,998	Goldman Sachs International	8/03/18	141,482	4,765

				13,729,351	241,560

AUD	351,520	JP Morgan Chase Bank N.A.	7/20/18	264,347	4,196
BRL	4,343,760	JP Morgan Chase Bank N.A.	8/02/18	1,217,301	100,521
CAD	2,960,278	JP Morgan Chase Bank N.A.	7/20/18	2,354,317	101,860
CLP	55,739,000	JP Morgan Chase Bank N.A.	10/05/18	87,213	1,915
EUR	6,440,877	JP Morgan Chase Bank N.A.	8/24/18	7,716,087	165,731

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
EUR	610,000	JP Morgan Chase Bank N.A.	12/18/18	$774,449	$52,574
GBP	2,252,074	JP Morgan Chase Bank N.A.	7/20/18	3,173,432	198,987
GBP	1,213,672	JP Morgan Chase Bank N.A.	8/24/18	1,634,216	28,781
IDR	3,127,590,650	JP Morgan Chase Bank N.A.	8/03/18	219,866	2,521
ILS	589,665	JP Morgan Chase Bank N.A.	7/16/18	167,876	6,541
ILS	1,265,180	JP Morgan Chase Bank N.A.	8/13/18	357,389	10,548
JPY	54,374,654	JP Morgan Chase Bank N.A.	8/24/18	498,573	5,733
MYR	1,006,635	JP Morgan Chase Bank N.A.	7/13/18	257,937	8,798
RON	90,000	JP Morgan Chase Bank N.A.	7/13/18	23,763	1,238
RUB	15,977,180	JP Morgan Chase Bank N.A.	7/13/18	248,831	(5,312)
SEK	1,333,461	JP Morgan Chase Bank N.A.	7/20/18	152,727	3,663
SGD	340,265	JP Morgan Chase Bank N.A.	8/10/18	254,247	4,327
THB	13,515,450	JP Morgan Chase Bank N.A.	8/03/18	429,499	21,236
TWD	1,146,000	JP Morgan Chase Bank N.A.	8/10/18	38,697	1,018
ZAR	1,048,670	JP Morgan Chase Bank N.A.	8/10/18	82,746	6,667

				19,953,513	721,543

BRL	5,606,318	Morgan Stanley & Co. LLC	8/02/18	1,564,109	122,725
CAD	63,334	Morgan Stanley & Co. LLC	7/20/18	49,359	1,168
CLP	156,814,000	Morgan Stanley & Co. LLC	7/06/18	245,713	5,713
EUR	5,589,411	Morgan Stanley & Co. LLC	8/24/18	6,690,496	138,275
GBP	97,000	Morgan Stanley & Co. LLC	8/24/18	129,547	1,236
HUF	102,889,000	Morgan Stanley & Co. LLC	7/13/18	409,320	44,237
ILS	551,000	Morgan Stanley & Co. LLC	8/13/18	157,363	6,310
JPY	7,163,000	Morgan Stanley & Co. LLC	8/24/18	66,301	1,377
MXN	3,278,000	Morgan Stanley & Co. LLC	8/24/18	167,828	4,109

				9,480,036	325,150

CAD	181,389	UBS AG	7/20/18	142,750	4,732
CLP	321,607,774	UBS AG	9/07/18	513,398	21,166
CLP	55,739,000	UBS AG	10/05/18	87,447	2,149
EUR	322,661	UBS AG	8/24/18	379,034	793
ILS	551,000	UBS AG	7/16/18	157,453	6,697
NOK	781,758	UBS AG	8/17/18	97,918	1,760
SEK	2,937,824	UBS AG	7/20/18	332,671	4,259

				1,710,671	41,556

				$102,969,762	$2,968,154

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Euro-BOBL	9/06/18	1	$154,314	$34
Euro-OAT	9/06/18	6	1,071,512	11,319
Korea 10 Year Bond	9/18/18	9	967,781	10,954
Korea 3 Year Bond	9/18/18	22	2,126,637	6,445

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long (Continued)
Canada 10 Year Bond	9/19/18	16	$1,641,999	$21,835
U.S. Treasury Long Bond	9/19/18	66	9,444,609	125,391
U.S. Treasury Ultra Bond	9/19/18	95	14,936,979	221,459
U.S. Treasury Note 2 Year	9/28/18	129	27,322,386	3,442
U.S. Treasury Note 5 Year	9/28/18	77	8,713,743	34,780

				$435,659

Futures Contracts — Short
Euro-Bund	9/06/18	1	$(188,084)	$(1,742)
Euro-Buxl 30 Year Bond	9/06/18	4	(816,895)	(13,177)
U.S. Treasury Note 10 Year	9/19/18	49	(5,867,189)	(21,999)
U.S. Treasury Note Ultra 10 Year	9/19/18	183	(23,517,989)	51,098
UK Long Gilt	9/26/18	14	(2,253,649)	(20,070)

				$(5,890)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,450,000	6/20/23	Quarterly	(5.000%	)	CDX.HY.CDSI.S30†	$22,007	$(162,244)	$(140,237)
	USD	1,500,000	6/20/23	Quarterly	(5.000%	)	CDX.HY.CDSI.S30†	19,546	(105,405)	(85,859)
	USD	1,500,000	6/20/23	Quarterly	(5.000%	)	CDX.HY.CDSI.S30†	11,779	(97,638)	(85,859)

								$53,332	$(365,287)	$(311,955)

OTC Swaps
Barclays Bank PLC	USD	100,000	6/20/23	Quarterly	(1.000%	)	Republic of Turkey Sovereign Debt	$3,911	$4,442	$8,353
Barclays Bank PLC	USD	70,000	6/20/23	Quarterly	(1.000%	)	Republic of Malaysia Sovereign Debt	1,068	(867)	201
Barclays Bank PLC	USD	30,000	6/20/23	Quarterly	(1.000%	)	Republic of Indonesia Sovereign Debt	434	42	476
Barclays Bank PLC	USD	50,000	6/20/23	Quarterly	(1.000%	)	Republic of Turkey Sovereign Debt	2,008	2,169	4,177
Barclays Bank PLC	USD	30,000	6/20/23	Quarterly	(1.000%	)	Republic of Malaysia Sovereign Debt	494	(408)	86
Barclays Bank PLC	USD	30,000	6/20/23	Quarterly	(1.000%	)	Republic of Brazil Sovereign Debt	1,353	886	2,239
Barclays Bank PLC	USD	20,000	6/20/23	Quarterly	(1.000%	)	Republic of Indonesia Sovereign Debt	347	(30)	317
Barclays Bank PLC	USD	50,000	6/20/23	Quarterly	(1.000%	)	Republic of Brazil Sovereign Debt	1,824	1,908	3,732
Barclays Bank PLC	USD	60,000	6/20/23	Quarterly	(1.000%	)	Republic of Turkey Sovereign Debt	1,938	3,074	5,012
Barclays Bank PLC	USD	50,000	6/20/23	Quarterly	(1.000%	)	Republic of Brazil Sovereign Debt	1,697	2,035	3,732
Citibank N.A.	USD	100,000	6/20/23	Quarterly	(1.000%	)	Republic of Turkey Sovereign Debt	1,464	6,889	8,353
Goldman Sachs & Co.	USD	70,000	6/20/23	Quarterly	(1.000%	)	Republic of Brazil Sovereign Debt	2,965	2,260	5,225
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%	)	Republic of Brazil Sovereign Debt	9,987	5,929	15,916

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection (Continued)
OTC Swaps (Continued)
JP Morgan Chase Bank N.A.	USD	390,000	12/20/22	Quarterly	(1.000%	)	Republic of Turkey Sovereign Debt	$17,419	$10,889	$28,308
Merrill Lynch International Bank Ltd.	USD	50,000	6/20/23	Quarterly	(1.000%	)	Republic of Malaysia Sovereign Debt	692	(549)	143
Merrill Lynch International Bank Ltd.	USD	30,000	6/20/23	Quarterly	(1.000%	)	Republic of Indonesia Sovereign Debt	310	166	476
Morgan Stanley & Co. LLC	USD	130,000	12/20/22	Quarterly	(1.000%	)	Republic of Indonesia Sovereign Debt	2,000	(750)	1,250
Morgan Stanley & Co. LLC	USD	260,000	12/20/22	Quarterly	(1.000%	)	Republic of Malaysia Sovereign Debt	3,923	(4,309)	(386)
Morgan Stanley & Co. LLC	USD	50,000	6/20/23	Quarterly	(1.000%	)	Republic of Malaysia Sovereign Debt	502	(359)	143

								$54,336	$33,417	$87,753

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	PLN	3,700,000	2/20/23	Annually/Semi-Annually	Fixed 2.620%	6-Month WIBOR	$(9,581)	$-	$(9,581)
	PLN	230,000	3/12/23	Annually/ Semi-Annually	Fixed 2.440%	6-Month WIBOR	(82)	-	(82)
	PLN	700,000	4/06/23	Annually/ Semi-Annually	Fixed 2.350%	6-Month WIBOR	582	-	582
	PLN	500,000	4/20/23	Annually/ Semi-Annually	Fixed 2.305%	6-Month WIBOR	724	-	724
	PLN	1,000,000	5/07/23	Annually/ Semi-Annually	Fixed 2.430%	6-Month WIBOR	9	-	9
	PLN	900,000	5/18/23	Annually/ Semi-Annually	Fixed 2.518%	6-Month WIBOR	(929)	-	(929)
	PLN	1,070,000	2/20/28	Annually/ Semi-Annually	Fixed 3.090%	6-Month WIBOR	(4,488)	-	(4,488)
	PLN	100,000	4/06/28	Annually/ Semi-Annually	Fixed 2.850%	6-Month WIBOR	150	-	150
	PLN	200,000	5/07/28	Annually/ Semi-Annually	Fixed 2.920%	6-Month WIBOR	4	-	4
	PLN	300,000	5/18/28	Annually/ Semi-Annually	Fixed 3.030%	6-Month WIBOR	(752)	-	(752)

							$(14,363)	$-	$(14,363)

Collateral for swap agreements held by JP Morgan Chase Bank N.A. amount to $199,214 in securities and $359,196 in cash, at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.6%

CORPORATE DEBT — 41.6%
Argentina — 1.5%
Banco Macro S.A. 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (a)	$200,000	$186,999
Irsa Propiedades Comerciales S.A. 8.750% 3/23/23 (a)	290,000	291,354
Tarjeta Naranja SA BADLAR + 3.500% 36.063% FRN 4/11/22 (a)	200,000	106,000
Transportadora de Gas del Sur SA 6.750% 5/02/25 (a)	200,000	183,000

		767,353

Brazil — 1.7%
Banco do Brasil SA 10 year CMT + 6.362% 9.000% VRN 6/29/49 (b)	300,000	288,660
Centrais Eletricas Brasileiras SA 5.750% 10/27/21 (b)	200,000	195,200
Globo Comunicacao e Participacoes SA 4.843% 6/08/25 (b)	200,000	187,602
Itau Unibanco Holding SA/Cayman 6.125% VRN 12/31/99 (a) (c)	200,000	187,000

		858,462

Cayman Islands — 0.7%
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513% 5.750% VRN 5/29/49 (b)	200,000	201,088
Golden Eagle Retail Group Ltd. 4.625% 5/21/23 (b)	200,000	171,400

		372,488

Hong Kong — 3.3%
CNAC HK Finbridge Co. Ltd. 4.625% 3/14/23 (b)	1,500,000	1,497,464
Yanlord Land HK Co. Ltd. 6.750% 4/23/23 (b)	200,000	199,231

		1,696,695

India — 0.7%
Delhi International Airport Ltd. 6.125% 10/31/26 (a)	200,000	196,548
NTPC Ltd. 4.500% 3/19/28 (b)	200,000	193,820

		390,368

Indonesia — 1.8%
Pelabuhan Indonesia III Persero PT 4.875% 10/01/24 (b)	200,000	199,000
Pertamina Persero PT 5.625% 5/20/43 (b)	800,000	757,589

		956,589

	Principal Amount	Value
Ireland — 0.4%
GTLK Europe DAC 5.125% 5/31/24 (b)	$200,000	$188,950

Israel — 1.3%
Delek & Avner Tamar Bond Ltd. 4.435% 12/30/20 (a)	300,000	299,217
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	400,000	384,663

		683,880

Kazakhstan — 1.1%
KazMunayGas National Co. JSC 6.375% 10/24/48 (a)	570,000	575,557

Luxembourg — 1.1%
Minerva Luxembourg SA 6.500% 9/20/26 (a)	200,000	183,250
Rumo Luxembourg Sarl 7.375% 2/09/24 (a)	200,000	202,002
Ultrapar International SA 5.250% 10/06/26 (b)	200,000	185,400

		570,652

Mauritius — 0.7%
HTA Group Ltd/Mauritius 9.125% 3/08/22 (b)	200,000	191,040
MTN Mauritius Investment Ltd. 6.500% 10/13/26 (b)	200,000	200,242

		391,282

Mexico — 12.4%
Axtel SAB de CV 6.375% 11/14/24 (a)	200,000	189,500
Cemex SAB de CV 7.750% 4/16/26 (b)	200,000	216,680
Cometa Energia SA de CV 6.375% 4/24/35 (a)	200,000	191,940
Mexico City Airport Trust 3.875% 4/30/28 (b)	200,000	181,560
5.500% 7/31/47 (a)	350,000	311,850
5.500% 7/31/47 (b)	200,000	178,200
Nemak SAB de CV 4.750% 1/23/25 (a)	200,000	189,100
Petroleos Mexicanos 5.500% 6/27/44	500,000	421,750
5.625% 1/23/46	50,000	42,200
6.500% 3/13/27	1,600,000	1,640,672
6.500% 6/02/41	1,500,000	1,410,600
6.750% 9/21/47	1,000,000	942,900
6.875% 8/04/26	100,000	105,100
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (a)	200,000	191,900
Unifin Financiera SAB de CV 8.875% VRN 12/31/99 (a) (c)	200,000	178,602

		6,392,554

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 5.9%
Marfrig Holdings Europe BV 8.000% 6/08/23 (b)	$300,000	$303,750
Nostrum Oil & Gas Finance BV 8.000% 7/25/22 (b)	200,000	189,800
Petrobras Global Finance BV 5.999% 1/27/28 (a)	370,000	334,850
6.850% 12/31/99	600,000	503,400
8.750% 5/23/26	1,570,000	1,699,525

		3,031,325

Peru — 0.8%
Inretail Pharma SA 5.375% 5/02/23 (a)	200,000	202,550
Peru LNG Srl 5.375% 3/22/30 (a)	200,000	198,000

		400,550

South Africa — 3.2%
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (b)	300,000	289,486
7.125% 2/11/25 (b)	1,200,000	1,145,316
FirstRand Bank Ltd. 6.250% VRN 4/23/28 (b) (c)	200,000	198,824

		1,633,626

United Arab Emirates — 0.4%
Oztel Holdings SPC Ltd. 6.625% 4/24/28 (a)	200,000	190,034

United Kingdom — 0.4%
Tullow Oil PLC 6.250% 4/15/22 (b)	200,000	194,000

United States — 0.3%
Stillwater Mining Co. 6.125% 6/27/22 (b)	200,000	178,196

Venezuela — 3.9%
Petroleos de Venezuela SA 6.000% 5/16/24 (b) (f)	2,400,000	505,680
8.500% 10/27/20 (b) (f)	375,000	323,437
9.000% 11/17/21 (b) (f)	3,265,000	783,600
12.750% 2/17/22 (b) (f)	1,500,000	385,500

		1,998,217

TOTAL CORPORATE DEBT (Cost $22,709,068)		21,470,778

SOVEREIGN DEBT OBLIGATIONS — 52.9%
Argentina — 6.1%
Argentine Republic Government International Bond 1.000% VRN 12/15/35 (c)	1,875,000	107,812
5.875% 1/11/28	125,000	101,563
7.125% 6/28/2117	460,000	350,290
7.500% 4/22/26	1,400,000	1,291,500

	Principal Amount	Value
8.280% 12/31/33	$1,366,987	$1,278,133

		3,129,298

Bahamas — 1.2%
Bahamas Government International Bond 6.000% 11/21/28 (a)	600,000	598,500

Brazil — 2.4%
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/23	3,500,000	882,203
Brazilian Government International Bond 5.625% 1/07/41	400,000	347,400

		1,229,603

Colombia — 3.4%
Colombia Government International Bond 4.000% 2/26/24	600,000	599,400
5.625% 2/26/44	600,000	637,500
6.125% 1/18/41	100,000	112,000
Colombian Treasury Bond COP (d) 7.500% 8/26/26	1,140,000,000	411,986

		1,760,886

Dominican Republic — 1.1%
Dominican Republic International Bond 6.850% 1/27/45 (b)	400,000	395,872
6.875% 1/29/26 (a)	150,000	158,903

		554,775

Egypt — 1.6%
Egypt Government International Bond 7.500% 1/31/27 (b)	300,000	294,906
8.500% 1/31/47 (b)	550,000	532,191

		827,097

El Salvador — 1.7%
El Salvador Government International Bond 7.650% 6/15/35 (b)	250,000	244,420
8.625% 2/28/29 (a)	600,000	642,000

		886,420

Ghana — 3.3%
Ghana Government International Bond 8.125% 1/18/26 (b)	1,500,000	1,537,500
8.627% 6/16/49 (a)	200,000	194,604

		1,732,104

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia — 3.2%
Indonesia Government International Bond 4.625% 4/15/43 (b)	$950,000	$880,564
Indonesia Treasury Bond IDR (d) 5.625% 5/15/23	3,300,000,000	212,439
Perusahaan Penerbit SBSN Indonesia III 4.550% 3/29/26 (b)	550,000	546,563

		1,639,566

Ivory Coast — 1.0%
Ivory Coast Government International Bond, 5.750% STEP 12/31/32 (b)	567,000	525,087

Jamaica — 1.5%
Jamaica Government International Bond 6.750% 4/28/28	200,000	213,916
8.000% 3/15/39	500,000	558,800

		772,716

Lebanon — 2.3%
Lebanon Government International Bond 6.850% 3/23/27 (b)	1,150,000	907,557
8.250% 4/12/21 (b)	300,000	285,900

		1,193,457

Mexico — 1.1%
Mexico Government International Bond 4.750% 3/08/44	600,000	556,733

Mongolia — 0.7%
Mongolia Government International Bond 5.125% 12/05/22 (b)	200,000	187,045
5.625% 5/01/23 (b)	200,000	189,047

		376,092

Nigeria — 0.4%
Nigeria Government International Bond 6.500% 11/28/27 (b)	200,000	185,854

Oman — 1.5%
Oman Government International Bond 4.750% 6/15/26 (b)	600,000	549,828
6.750% 1/17/48 (a)	250,000	226,250

		776,078

Qatar — 0.8%
SoQ Sukuk A QSC 3.241% 1/18/23 (b)	400,000	390,417

	Principal Amount	Value
Saudi Arabia — 0.8%
Saudi Government International Bond 3.250% 10/26/26 (b)	$450,000	$421,580

Senegal — 0.3%
Senegal Government International Bond 6.250% 5/23/33 (b)	200,000	177,250

Serbia — 3.0%
Serbia International Bond 7.250% 9/28/21 (b)	1,400,000	1,527,750

South Africa — 2.5%
Republic of South Africa Government Bond ZAR (d) 6.500% 2/28/41	1,000,000	51,993
8.250% 3/31/32	2,500,000	165,934
Republic of South Africa Government International Bond 4.850% 9/27/27	600,000	567,002
5.650% 9/27/47	550,000	495,000

		1,279,929

Sri Lanka — 2.1%
Republic of Sri Lanka International Bond 5.750% 1/18/22 (b)	500,000	491,185
6.125% 6/03/25 (b)	200,000	186,887
6.825% 7/18/26 (a)	400,000	383,061

		1,061,133

Turkey — 5.8%
Turkey Government International Bond 6.000% 3/25/27	1,700,000	1,597,415
6.250% 9/26/22	1,000,000	1,002,842
6.875% 3/17/36	450,000	423,189

		3,023,446

Ukrainian Ssr — 3.1%
Ukraine Government International Bond 7.750% 9/01/20 (b)	1,100,000	1,093,473
7.750% 9/01/23 (b)	550,000	529,320

		1,622,793

Venezuela — 0.9%
Republic of Venezuela 7.750% 10/13/19 (b) (f)	1,000,000	271,700
9.250% 9/15/27 (f)	300,000	84,510
11.750% 10/21/26 (b) (f)	300,000	85,110
12.750% 8/23/22 (b) (f)	75,000	20,903

		462,223

Vietnam — 1.1%
Vietnam Government International Bond 4.800% 11/19/24 (b)	600,000	595,588

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $29,533,493)		27,306,375

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note 0.750% 10/31/18 (e)	$50,000	$49,793

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,641)		49,793

TOTAL BONDS & NOTES (Cost $52,292,202)		48,826,946

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $8,300)		2,740

TOTAL LONG-TERM INVESTMENTS (Cost $52,300,502)		48,829,686

SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (g)	1,241,002	1,241,002

Sovereign Debt Obligations — 0.6%
Argentina Treasury Bill ARS (d) 0.010% 9/14/18	1,200,000	43,458
Egypt Treasury Bill EGP (d) 14.483% 7/24/18	5,300,000	293,412

		336,870

TOTAL SHORT-TERM INVESTMENTS (Cost $1,591,330)		1,577,872

TOTAL INVESTMENTS — 97.6% (Cost $53,891,832) (h)		50,407,558

Other Assets/(Liabilities) — 2.4%		1,254,839

NET ASSETS — 100.0%		$51,662,397

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $7,177,234 or 13.89% of net assets.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $22,784,212 or 44.10% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2018, these securities amounted to a value of $2,460,440 or 4.76% of net assets.

(g)

Maturity value of $1,241,100. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $1,270,384.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

(#)	The Fund had the following open Purchased Swaption contracts at June 30, 2018:

OTC	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Goldman Sachs & Co.	500,000	USD	500,000	7/18/18	Pay	CDX.HY.S30, 5 Year Swaption, Underlying swap terminates 6/20/23, Strike 105.00	$3,625	$1,305	$(2,320)
Goldman Sachs & Co.	550,000	USD	550,000	7/18/18	Pay	CDX.HY.S30, 5 Year Swaption, Underlying swap terminates 6/20/23, Strike 105.00	4,675	1,435	(3,240)

							$8,300	$2,740	$(5,560)

The Fund had the following open Written Swaption contracts at June 30, 2018:

OTC	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Put
Goldman Sachs & Co.	550,000	USD	550,000	7/18/18	Pay	CDX.HY.S30, 5 Year Swaption, Underlying swap terminates 6/20/23, Strike 100.00	$1,321	$409	$912

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
HUF	33,403,000	Barclays Bank PLC	7/13/18	$124,710	$(6,185)
INR	8,757,000	Barclays Bank PLC	8/03/18	130,293	(2,944)
TWD	2,297,000	Barclays Bank PLC	8/10/18	77,484	(1,963)

				332,487	(11,092)

ARS	5,265,000	BNP Paribas SA	7/05/18	204,484	(22,859)
BRL	2,216,000	BNP Paribas SA	7/03/18	577,998	(6,238)
CLP	234,621,000	BNP Paribas SA	8/03/18	368,299	(9,186)
CLP	87,998,000	BNP Paribas SA	9/07/18	138,131	(3,447)
MXN	4,115,000	BNP Paribas SA	8/24/18	196,664	8,859

				1,485,576	(32,871)

IDR	760,655,000	Citibank N.A.	8/03/18	53,567	(707)

BRL	585,000	Deutsche Bank AG	7/03/18	170,456	(19,518)
MYR	276,000	Deutsche Bank AG	7/13/18	71,038	(2,728)

				241,494	(22,246)

CAD	313,000	Goldman Sachs International	7/20/18	235,372	2,788
COP	166,358,000	Goldman Sachs International	8/03/18	59,078	(2,391)
TWD	5,992,142	Goldman Sachs International	8/10/18	198,909	(1,897)
TWD	1,560,000	Goldman Sachs International	9/07/18	51,874	(478)

				545,233	(1,978)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
IDR	824,672,000	JP Morgan Chase Bank N.A.	8/03/18	$57,884	$(575)
MYR	236,000	JP Morgan Chase Bank N.A.	7/13/18	60,960	(2,550)

				118,844	(3,125)

BRL	2,216,000	Morgan Stanley & Co. LLC	7/03/18	577,914	(6,154)

BRL	769,000	UBS AG	7/03/18	202,956	(4,543)

				$3,558,071	$(82,716)

Contracts to Deliver
HUF	16,702,000	Bank of America N.A.	7/13/18	$66,501	$7,237

MXN	1,951,000	Barclays Bank PLC	8/24/18	95,909	(1,533)

ARS	5,265,000	BNP Paribas SA	7/05/18	205,997	24,372
BRL	2,216,000	BNP Paribas SA	7/03/18	630,903	59,143
BRL	831,000	BNP Paribas SA	10/02/18	217,340	4,884
CLP	175,965,000	BNP Paribas SA	8/03/18	292,336	23,002
COP	733,818,000	BNP Paribas SA	8/03/18	252,779	2,728
IDR	3,117,670,000	BNP Paribas SA	8/03/18	221,410	4,755
TWD	8,289,142	BNP Paribas SA	8/10/18	280,768	8,234

				2,101,533	127,118

MXN	548,000	Citibank N.A.	8/24/18	28,076	706

CLP	87,998,000	Credit Suisse International	9/07/18	139,699	5,015

BRL	585,000	Deutsche Bank AG	7/03/18	151,720	781
BRL	174,000	Deutsche Bank AG	8/02/18	48,651	3,916

				200,371	4,697

CAD	868,000	Goldman Sachs International	7/20/18	653,804	(6,652)
MXN	1,433,000	Goldman Sachs International	8/24/18	69,241	(2,330)

				723,045	(8,982)

CLP	58,656,000	JP Morgan Chase Bank N.A.	8/03/18	97,804	8,025
INR	8,757,000	JP Morgan Chase Bank N.A.	8/03/18	129,868	2,519
MYR	512,000	JP Morgan Chase Bank N.A.	7/13/18	128,176	1,457

				355,848	12,001

BRL	2,216,000	Morgan Stanley & Co. LLC	7/03/18	631,239	59,479
BRL	82,000	Morgan Stanley & Co. LLC	8/02/18	21,705	623
BRL	769,000	Morgan Stanley & Co. LLC	10/02/18	201,046	4,441
HUF	16,701,000	Morgan Stanley & Co. LLC	7/13/18	66,441	7,180
MXN	183,000	Morgan Stanley & Co. LLC	8/24/18	9,369	229
TWD	6,884,000	Morgan Stanley & Co. LLC	9/07/18	232,293	5,490

				1,162,093	77,442

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
BRL	769,000	UBS AG	7/03/18	$199,440	$1,027
BRL	769,000	UBS AG	10/02/18	201,356	4,751
CAD	132,000	UBS AG	7/20/18	101,873	1,435

				502,669	7,213

				$5,375,744	$230,914

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
U.S. Treasury Ultra Bond	9/19/18	2	$311,019	$8,106

Futures Contract — Short
U.S. Treasury Note 5 Year	9/28/18	6	$(678,929)	$(2,774)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
OTC Swaps
Barclays Bank PLC	EUR	13,423	6/20/23	Quarterly	(5.000%)	Raiffeisen Bank International AG	$540	$(2,493)	$(1,953)
Barclays Bank PLC	EUR	20,134	6/20/23	Quarterly	(5.000%)	Raiffeisen Bank International AG	864	(3,794)	(2,930)
Barclays Bank PLC	USD	150,000	6/20/28	Quarterly	(1.000%)	Russian Federation Bond	(1,888)	14,604	12,716
Goldman Sachs International	USD	590,000	6/20/23	Quarterly	(1.000%)	CDX.EM.CDSI.S29†	12,263	11,033	23,296
JP Morgan Chase Bank N.A.	USD	250,000	6/20/23	Quarterly	(1.000%)	Republic of Korea Sovereign Debt	(262)	(5,610)	(5,872)

							$11,517	$13,740	$25,257

Centrally Cleared Swaps
	USD	250,000	6/20/23	Quarterly	(5.000%)	CDX.HY.CDSI.S30†	$(33,216)	$18,906	$(14,310)
	USD	1,000,000	6/20/23	Quarterly	(5.000%)	CDX.HY.CDSI.S30†	2,777	(60,017)	(57,240)

							$(30,439)	$(41,111)	$(71,550)

Credit Default Swaps — Sell Protection††
OTC Swaps
Barclays Bank PLC	USD	265,000	6/20/23	Quarterly	1.000%	Republic of Brazil	$(4,381)	$(15,398)	$(19,779)
Goldman Sachs International	USD	83,000	6/20/23	Quarterly	1.000%	Petroleos Mexicanos	606	(5,692)	(5,086)
Goldman Sachs International	USD	83,000	6/20/23	Quarterly	1.000%	Petroleos Mexicanos	606	(5,692)	(5,086)

							$(3,169)	$(26,782)	$(29,951)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	BRL	249,776	1/02/23	Maturity/ Maturity	BRL CETIP	Fixed 10.88%	$529	$-	$529

Centrally Cleared Swaps
	HUF	31,650,021	5/22/23	Annually/ Semi-Annually	Fixed 1.415%	6 month HUF BUBOR	$3,333	$-	$3,333
	HUF	40,049,937	5/23/23	Annually/ Semi-Annually	Fixed 1.450%	6 month HUF BUBOR	3,994	-	3,994
	HUF	63,300,042	5/24/23	Annually/ Semi-Annually	Fixed 1.515%	6 month HUF BUBOR	5,660	-	5,660

							$12,987	$-	$12,987

Collateral for swap agreements held by JP Morgan Chase Bank N.A. amounted to $117,482 in cash at June 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.0%
Basic Materials — 2.2%
Chemicals — 1.1%
CF Industries Holdings, Inc.	30,923	$1,372,981
DowDuPont, Inc.	105,200	6,934,784

		8,307,765

Forest Products & Paper — 1.1%
International Paper Co.	150,122	7,818,354

		16,126,119

Communications — 19.8%
Internet — 16.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	54,244	10,063,889
Alphabet, Inc. Class A (a)	8,440	9,530,364
Alphabet, Inc. Class C (a)	9,342	10,422,402
Amazon.com, Inc. (a)	19,724	33,526,855
Booking Holdings, Inc. (a)	8,699	17,633,656
Facebook, Inc. Class A (a)	114,558	22,260,911
Netflix, Inc. (a)	13,810	5,405,648
Symantec Corp.	206,586	4,266,001
Tencent Holdings Ltd.	124,700	6,209,831

		119,319,557

Media — 1.8%
Charter Communications, Inc. Class A (a)	9,316	2,731,544
Comcast Corp. Class A	73,356	2,406,810
Twenty-First Century Fox, Inc. Class B	83,144	4,096,505
The Walt Disney Co.	36,118	3,785,528

		13,020,387

Telecommunications — 1.9%
AT&T, Inc.	130,231	4,181,718
Cisco Systems, Inc.	183,344	7,889,292
Verizon Communications, Inc.	41,057	2,065,578

		14,136,588

		146,476,532

Consumer, Cyclical — 6.6%
Airlines — 0.9%
American Airlines Group, Inc.	147,065	5,582,588
Southwest Airlines Co.	25,423	1,293,522

		6,876,110

Apparel — 0.8%
Hanesbrands, Inc.	103,250	2,273,565
NIKE, Inc. Class B	44,399	3,537,712

		5,811,277

	Number of Shares	Value
Auto Manufacturers — 1.4%
Ferrari NV	14,113	$1,905,396
PACCAR, Inc.	7,113	440,721
Tesla, Inc. (a)	23,668	8,116,941

		10,463,058

Auto Parts & Equipment — 0.9%
Aptiv PLC	33,718	3,089,580
Magna International, Inc.	53,455	3,107,339

		6,196,919

Home Builders — 0.2%
Lennar Corp. Class A	5,607	294,368
NVR, Inc. (a)	463	1,375,272

		1,669,640

Leisure Time — 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	36,898	1,743,430

Lodging — 1.4%
Caesars Entertainment Corp. (a)	146,597	1,568,588
Hilton Worldwide Holdings, Inc.	12,009	950,632
Las Vegas Sands Corp.	52,036	3,973,469
MGM Resorts International	34,559	1,003,248
Wynn Resorts Ltd.	16,872	2,823,361

		10,319,298

Retail — 0.8%
Dollar General Corp.	12,311	1,213,865
Dollarama, Inc.	42,627	1,652,358
L Brands, Inc.	5,024	185,285
Ross Stores, Inc.	29,883	2,532,584

		5,584,092

		48,663,824

Consumer, Non-cyclical — 20.0%
Agriculture — 1.6%
Bunge Ltd.	40,063	2,792,792
Philip Morris International, Inc.	114,343	9,232,054

		12,024,846

Beverages — 0.3%
PepsiCo, Inc.	18,210	1,982,523

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	28,175	3,497,926
Gilead Sciences, Inc.	14,578	1,032,706
Vertex Pharmaceuticals, Inc. (a)	29,625	5,035,065

		9,565,697

Commercial Services — 2.2%
Equifax, Inc.	26,263	3,285,764
PayPal Holdings, Inc. (a)	63,847	5,316,540
TransUnion	47,032	3,369,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Worldpay, Inc. Class A (a)	50,732	$4,148,863

		16,120,539

Foods — 2.2%
Tyson Foods, Inc. Class A	233,497	16,076,268

Health Care – Products — 6.2%
Becton, Dickinson & Co.	53,979	12,931,209
Boston Scientific Corp. (a)	30,594	1,000,424
The Cooper Cos., Inc.	7,000	1,648,150
Danaher Corp.	45,883	4,527,734
Hologic, Inc. (a)	44,840	1,782,390
Intuitive Surgical, Inc. (a)	12,109	5,793,914
Medtronic PLC	71,393	6,111,955
Stryker Corp.	55,739	9,412,087
Thermo Fisher Scientific, Inc.	10,404	2,155,085
Zimmer Biomet Holdings, Inc.	4,986	555,640

		45,918,588

Health Care – Services — 3.4%
Aetna, Inc.	10,284	1,887,114
Anthem, Inc.	25,868	6,157,360
Centene Corp. (a)	23,670	2,916,381
Cigna Corp.	17,582	2,988,061
UnitedHealth Group, Inc.	46,396	11,382,794

		25,331,710

Household Products & Wares — 0.4%
Kimberly-Clark Corp.	25,737	2,711,136

Pharmaceuticals — 2.4%
CVS Health Corp.	70,265	4,521,553
Merck & Co., Inc.	84,625	5,136,737
Pfizer, Inc.	235,233	8,534,253

		18,192,543

		147,923,850

Energy — 4.9%
Oil & Gas — 4.0%
Apache Corp.	3,697	172,835
BP PLC Sponsored ADR	78,505	3,584,538
Canadian Natural Resources Ltd.	30,764	1,109,657
Chevron Corp.	50,198	6,346,533
Concho Resources, Inc. (a)	23,439	3,242,786
ConocoPhillips	22,048	1,534,982
Diamondback Energy, Inc.	2,962	389,710
EOG Resources, Inc.	27,802	3,459,403
Phillips 66	34,613	3,887,386
Total SA Sponsored ADR	64,531	3,907,997
Valero Energy Corp.	18,384	2,037,499

		29,673,326

Pipelines — 0.9%
Plains GP Holdings LP	52,787	1,262,137
TransCanada Corp.	126,717	5,474,175

		6,736,312

		36,409,638

	Number of Shares	Value
Financial — 18.8%
Banks — 8.5%
The Bank of New York Mellon Corp.	81,349	$4,387,151
Citigroup, Inc.	64,542	4,319,151
Fifth Third Bancorp	72,462	2,079,659
First Republic Bank	38,591	3,735,223
JP Morgan Chase & Co.	113,310	11,806,902
Morgan Stanley	107,507	5,095,832
The PNC Financial Services Group, Inc.	51,746	6,990,884
State Street Corp.	42,264	3,934,356
US Bancorp	118,180	5,911,364
Wells Fargo & Co.	265,422	14,714,996

		62,975,518

Diversified Financial Services — 5.5%
The Charles Schwab Corp.	144,266	7,371,993
Intercontinental Exchange, Inc.	108,240	7,961,052
Mastercard, Inc. Class A	48,132	9,458,901
TD Ameritrade Holding Corp.	81,654	4,472,189
Visa, Inc. Class A	84,856	11,239,177

		40,503,312

Insurance — 3.1%
American International Group, Inc.	79,505	4,215,355
Chubb Ltd.	59,939	7,613,452
Marsh & McLennan Cos., Inc.	64,643	5,298,787
MetLife, Inc.	87,694	3,823,458
Willis Towers Watson PLC	13,588	2,059,941

		23,010,993

Real Estate Investment Trusts (REITS) — 1.7%
Crown Castle International Corp.	105,522	11,377,382
SL Green Realty Corp.	10,394	1,044,909
Weyerhaeuser Co.	17,473	637,065

		13,059,356

		139,549,179

Industrial — 7.5%
Aerospace & Defense — 3.4%
The Boeing Co.	54,971	18,443,320
Harris Corp.	11,314	1,635,326
Northrop Grumman Corp.	17,149	5,276,747

		25,355,393

Building Materials — 0.3%
Johnson Controls International PLC	73,702	2,465,332

Electronics — 2.3%
Agilent Technologies, Inc.	55,389	3,425,256
Corning, Inc.	73,680	2,026,937
Fortive Corp.	38,939	3,002,586
Honeywell International, Inc.	31,491	4,536,279
Keysight Technologies, Inc. (a)	69,942	4,128,676
TE Connectivity Ltd.	607	54,666

		17,174,400

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.0%
Republic Services, Inc.	2,709	$185,187

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	15,128	2,009,150

Machinery – Diversified — 1.0%
Roper Technologies, Inc.	17,570	4,847,739
Wabtec Corp.	22,725	2,240,230

		7,087,969

Miscellaneous – Manufacturing — 0.1%
Illinois Tool Works, Inc.	6,608	915,472

Transportation — 0.1%
Kansas City Southern	7,404	784,528

		55,977,431

Technology — 13.2%
Computers — 0.4%
Apple, Inc.	15,933	2,949,358

Semiconductors — 3.0%
Applied Materials, Inc.	48,151	2,224,095
ASML Holding NV	12,297	2,434,437
Broadcom, Inc.	31,636	7,676,159
Maxim Integrated Products, Inc.	13,988	820,536
Texas Instruments, Inc.	81,133	8,944,913

		22,100,140

Software — 9.8%
Activision Blizzard, Inc.	33,898	2,587,095
Adyen NV (a) (b)	182	100,266
Dropbox, Inc. (a)	3,338	108,218
Electronic Arts, Inc. (a)	26,024	3,669,904
Fidelity National Information Services, Inc.	24,117	2,557,126
Fiserv, Inc. (a)	34,930	2,587,964
Intuit, Inc.	29,522	6,031,492
Microsoft Corp.	366,488	36,139,382
Red Hat, Inc. (a)	17,254	2,318,420
salesforce.com, Inc. (a)	47,930	6,537,652
ServiceNow, Inc. (a)	15,514	2,675,700
Synopsys, Inc. (a)	39,195	3,353,916
VMware, Inc. Class A (a)	10,718	1,575,224
Workday, Inc. Class A (a)	21,518	2,606,260

		72,848,619

		97,898,117

Utilities — 5.0%
Electric — 4.6%
DTE Energy Co.	11,930	1,236,306
Entergy Corp.	57,427	4,639,527
Evergy, Inc.	73,474	4,125,565
Eversource Energy	14,495	849,552
NextEra Energy, Inc.	57,362	9,581,175
PG&E Corp.	69,278	2,948,472
Sempra Energy	62,976	7,312,143
The Southern Co.	73,989	3,426,431

		34,119,171

	Number of Shares	Value
Gas — 0.2%
NiSource, Inc. (c)	21,352	$561,131
NiSource, Inc.	45,215	1,188,250

		1,749,381

Water — 0.2%
American Water Works Co., Inc.	14,515	1,239,290

		37,107,842

TOTAL COMMON STOCK (Cost $718,885,229)		726,132,532

PREFERRED STOCK — 0.6%
Consumer, Non-cyclical — 0.2%
Commercial Services — 0.1%
Ant International Co., Ltd. Class C (a) (c) (d)	208,893	1,171,890

Health Care – Products — 0.1%
Becton Dickinson and Co., Convertible 6.125%	11,559	714,924

		1,886,814

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	563	577,410

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc. Convertible 6.123%	22,567	1,288,576
Sempra Energy Convertible 6.000%	6,405	661,060

		1,949,636

TOTAL PREFERRED STOCK (Cost $4,321,656)		4,413,860

TOTAL EQUITIES (Cost $723,206,885)		730,546,392

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Caesars Entertainment Corp., Convertible, 5.000% 10/01/24	$381,869	653,105

TOTAL CORPORATE DEBT (Cost $770,795)		653,105

TOTAL BONDS & NOTES (Cost $770,795)		653,105

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.8%

Diversified Financial Services — 0.8%
T. Rowe Price Government Reserve Investment Fund	5,674,660	$5,674,660

TOTAL MUTUAL FUNDS (Cost $5,674,660)		5,674,660

TOTAL LONG-TERM INVESTMENTS (Cost $729,652,340)		736,874,157

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$2,312,618	2,312,618

TOTAL SHORT-TERM INVESTMENTS (Cost $2,312,618)		2,312,618

TOTAL INVESTMENTS — 99.8% (Cost $731,964,958) (f)		739,186,775

Other Assets/(Liabilities) — 0.2%		1,453,323

NET ASSETS — 100.0%		$740,640,098

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $100,266 or 0.01% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $1,733,021 or 0.23% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)

Maturity value of $2,312,799. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $2,363,506.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%
CORPORATE DEBT — 15.3%
Agriculture — 0.7%
BAT Capital Corp. 2.297% 8/14/20 (a)	$250,000	$244,306
Bunge Ltd Finance Corp 8.500% 6/15/19	205,000	215,330
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	197,939

		657,575

Airlines — 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	250,000	248,354

Auto Manufacturers — 1.3%
Daimler Finance NA LLC 2.200% 5/05/20 (a)	235,000	230,481
Ford Motor Credit Co. LLC 2.021% 5/03/19	250,000	247,930
3.470% 4/05/21	245,000	243,520
General Motors Financial Co., Inc. 3.100% 1/15/19	250,000	250,235
Hyundai Capital America 2.000% 7/01/19 (a)	85,000	83,894
2.550% 2/06/19 (a)	65,000	64,760
2.600% 3/19/20 (a)	235,000	231,170

		1,351,990

Banks — 2.1%
Bank of America Corp. 2.987% FRN 10/01/21 (b)	150,000	150,531
Capital One NA 2.350% 1/31/20	250,000	246,403
Citibank NA 2.125% 10/20/20	250,000	244,001
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	342,637
Discover Bank 7.000% 4/15/20	250,000	264,009
The Goldman Sachs Group, Inc. 2.300% 12/13/19	350,000	346,350
Morgan Stanley 5.500% 7/24/20	325,000	339,508
Regions Bank/Birmingham AL 2.717% FRN 4/01/21 (b)	250,000	249,694

		2,183,133

Beverages — 0.2%
Maple Escrow Subsidiary, Inc. 3.551% 5/25/21 (a)	245,000	245,216

Biotechnology — 0.3%
Celgene Corp. 2.875% 8/15/20	325,000	322,512

	Principal Amount	Value
Building Materials — 0.2%
Vulcan Materials Co. 2.950% FRN 3/01/21 (b)	$240,000	$240,393

Chemicals — 0.9%
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (c)	200,000	199,666
INVISTA Finance LLC 4.250% 10/15/19 (a)	200,000	199,750
LyondellBasell Industries NV 5.000% 4/15/19	315,000	318,114
Syngenta Finance NV 3.698% 4/24/20 (a)	245,000	244,111

		961,641

Commercial Services — 0.3%
Equifax, Inc. 3.600% 8/15/21	25,000	24,979
ERAC USA Finance LLC 2.350% 10/15/19 (a)	250,000	247,193

		272,172

Computers — 0.2%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	135,000	135,340
Hewlett Packard Enterprise Co. 2.100% 10/04/19 (a)	100,000	98,741

		234,081

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	320,000	321,908
Capital One Bank USA NA 8.800% 7/15/19	250,000	264,075
International Lease Finance Corp. 6.250% 5/15/19	325,000	333,213

		919,196

Electric — 0.3%
Exelon Generation Co. LLC 2.950% 1/15/20	225,000	224,077
Mississippi Power Co. 2.987% FRN 3/27/20 (b)	70,000	70,000

		294,077

Electronics — 0.3%
Keysight Technologies, Inc. 3.300% 10/30/19	315,000	314,180

Engineering & Construction — 0.1%
SBA Tower Trust 3.448% 3/15/48 (a)	130,000	129,138

Foods — 0.7%
General Mills, Inc. 2.893% FRN 4/16/21 (b)	285,000	285,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. 2.923% FRN 2/10/21 (b)	$200,000	$200,230
The Kroger Co. 1.500% 9/30/19	225,000	220,930

		706,584

Health Care – Products — 0.4%
Becton Dickinson & Co. 2.404% 6/05/20	200,000	196,411
3.211% FRN 12/29/20 (b)	165,000	165,269

		361,680

Health Care – Services — 0.3%
Anthem, Inc. 2.500% 11/21/20	150,000	147,454
Universal Health Services, Inc. 3.750% 8/01/19 (a)	120,000	120,000

		267,454

Insurance — 0.2%
CNA Financial Corp. 5.875% 8/15/20	210,000	220,488

Internet — 1.0%
Alibaba Group Holding Ltd. 2.500% 11/28/19	350,000	347,664
Baidu, Inc. 2.750% 6/09/19	400,000	398,321
Tencent Holdings Ltd. 2.875% 2/11/20 (a)	250,000	248,842

		994,827

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 4.375% 11/06/20	55,000	55,862

Media — 0.9%
RELX Capital, Inc. 3.500% 3/16/23	85,000	84,101
Time Warner Cable, Inc. 8.250% 4/01/19	375,000	388,964
8.750% 2/14/19	133,000	137,438
Viacom, Inc. 2.750% 12/15/19	330,000	327,007

		937,510

Oil & Gas — 0.8%
CNOOC Finance Ltd. 4.250% 1/26/21 (c)	200,000	203,808
Encana Corp. 6.500% 5/15/19	200,000	205,570
Phillips 66 2.919% FRN 2/26/21 (b)	105,000	105,163
Reliance Holding USA, Inc. 4.500% 10/19/20 (c)	250,000	254,076

		768,617

	Principal Amount	Value
Pharmaceuticals — 0.8%
CVS Health Corp. 2.957% FRN 3/09/20 (b)	$95,000	$95,366
3.047% FRN 3/09/21 (b)	105,000	105,529
3.125% 3/09/20	125,000	124,839
3.350% 3/09/21	205,000	204,774
Medco Health Solutions, Inc. 4.125% 9/15/20	250,000	253,336

		783,844

Pipelines — 0.5%
Plains All American Pipeline LP/PAA Finance Corp. 2.600% 12/15/19	225,000	222,686
Sabine Pass Liquefaction LLC 5.625% STEP 2/01/21	200,000	209,015
Williams Partners LP 5.250% 3/15/20	110,000	113,397

		545,098

Real Estate — 0.2%
China Overseas Finance Cayman VI Ltd. 4.250% 5/08/19 (c)	200,000	201,370

Real Estate Investment Trusts (REITS) — 0.4%
Vereit Operating Partnership LP 3.000% 2/06/19	235,000	234,891
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.700% 9/17/19 (a)	200,000	199,171

		434,062

Retail — 0.3%
Dollar Tree, Inc. 3.055% FRN 4/17/20 (b)	190,000	190,388
QVC, Inc. 3.125% 4/01/19	125,000	124,855

		315,243

Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	120,000	120,199

Telecommunications — 0.2%
Axiata SPV2 Bhd 3.466% 11/19/20 (c)	200,000	198,913

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (a)	225,000	223,755
3.200% 7/15/20 (a)	50,000	49,877

		273,632

TOTAL CORPORATE DEBT (Cost $15,667,068)		15,559,041

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Automobile ABS — 2.9%
Ally Auto Receivables Trust, Series 2016-3, Class C 2.320% 10/15/21	$215,000	$212,800
Americredit Automobile Receivables Trust, Series 2016-4, Class C 2.410% 7/08/22	99,000	97,408
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A 2.630% 12/20/21 (a)	375,000	370,589
Capital Auto Receivables Asset Trust, Series 2016-2, Class C 2.420% 6/21/21	227,000	224,867
CarMax Auto Owner Trust, Series 2017-2, Class B 2.410% 12/15/22	380,000	371,484
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	375,000	370,591
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class B, 1.860% 5/17/21 (a)	353,000	350,008
Series 2017-A, Class B, 2.390% 5/17/21 (a)	220,000	218,330
Series 2018-A, Class A3, 2.810% 4/15/21 (a)	215,000	214,366
Santander Drive Auto Receivables Trust, Series 2017-1, Class C 2.580% 5/16/22	84,000	83,407
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class B 2.480% 8/15/22	480,000	475,353

		2,989,203

Commercial MBS — 0.6%
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	251,744
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	101,777
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (a) (b)	216,590	216,956

		570,477

Other ABS — 1.9%
Great America Leasing Receivables Trust, Series 2015-1, Class B 2.390% 6/21/21 (a)	400,000	399,412
Hardee’s Funding LLC, Series 2018-1A, Class AI 4.250% 6/20/48 (a)	95,000	94,809

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.070% VRN 11/25/26 (a) (b)	$111,085	$108,853
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3.261% FRN 7/15/27 (a) (b)	250,000	249,483
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	268,686	263,658
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	282,445	281,689
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (b)	221,632	221,660
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b) (d) (e)	125,000	125,045
Verizon Owner Trust, Series 2016-2A, Class B 2.150% 5/20/21 (a)	155,000	152,124

		1,896,733

Student Loans ABS — 0.5%
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	369,388	358,592
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	180,000	176,621

		535,213

WL Collateral CMO — 1.5%
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	413,423	406,459
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	269,167	267,245
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	134,164	135,423
Verus Securitization Trust
Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (a) (b)	399,501	391,805
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (b)	315,754	314,856

		1,515,788

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,536,997)		7,507,414

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.9%
Whole Loans — 2.9%
Federal Home Loan Mortgage Corp.
Series 2018-DNA2, Class M1, 2.857% FRN 12/25/30 (a) (b)	325,000	324,964
Series 2018-SPI2, Class M1, 3.820% VRN 5/25/48 (a) (b)	70,000	70,017

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, 2.541% FRN 7/25/30 (b)	$455,118	$453,225
Series 2018-HQA1, Class M1, 2.791% FRN 9/25/30 (b)	371,808	371,785
Series 2017-DNA3, Class M1, 2.841% FRN 3/25/30 (b)	451,814	452,294
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + .800% 2.891% FRN 12/25/29	444,840	445,675
Series 2018-SPI1, Class M1, 3.746% VRN 2/25/48 (a) (b)	169,349	168,806
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C02, Class 2M1, 2.741% FRN 8/25/30 (b)	184,025	184,019
Series 2018-C03, Class 1M1, 2.771% FRN 10/25/30 (b)	69,033	69,038
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 3.241% FRN 9/25/29	413,313	415,628

		2,955,451

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,959,932)		2,955,451

U.S. TREASURY OBLIGATIONS — 73.7%
U.S. Treasury Bonds & Notes — 73.7%
U.S. Treasury Inflation Index 0.125% 4/15/20	1,296,248	1,282,426
0.125% 4/15/21 (f)	8,473,823	8,341,916
0.125% 1/15/22	1,934,255	1,901,164
0.125% 4/15/22	18,816,672	18,429,508
0.125% 7/15/22	13,069,551	12,851,927
0.375% 7/15/23	3,874,752	3,839,456
0.625% 7/15/21	13,673,606	13,724,617
0.625% 4/15/23	14,829,677	14,802,297

		75,173,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,432,413)		75,173,311

TOTAL BONDS & NOTES (Cost $101,596,410)		101,195,217

TOTAL LONG-TERM INVESTMENTS (Cost $101,596,410)		101,195,217

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (g)	$283,219	$283,219

TOTAL SHORT-TERM INVESTMENTS (Cost $283,219)		283,219

TOTAL INVESTMENTS — 99.6% (Cost $101,879,629) (h)		101,478,436

Other Assets/(Liabilities) — 0.4%		438,022

NET ASSETS — 100.0%		$101,916,458

Abbreviation Legend

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $9,195,653 or 9.02% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(c)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $1,057,833 or 1.04% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $125,045 or 0.12% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)

Maturity value of $283,241. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $289,792.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	555,892	Barclays Bank PLC	8/24/18	$660,663	$(9,016)

EUR	549,402	Morgan Stanley & Co. LLC	8/24/18	640,844	3,197

				$1,301,507	$(5,819)

Contracts to Deliver
EUR	159,000	Bank of America N.A.	8/24/18	$191,089	$4,701

EUR	159,000	Barclays Bank PLC	8/24/18	190,967	4,578

EUR	477,022	Citibank N.A.	8/24/18	573,746	14,553

EUR	159,000	JP Morgan Chase Bank N.A.	8/24/18	191,131	4,742

EUR	159,000	Morgan Stanley & Co. LLC	8/24/18	191,034	4,645

				$1,337,967	$33,219

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
U.S. Treasury Note 2 Year	9/28/18	39	$8,256,478	$4,819

Futures Contracts — Short
U.S. Treasury Note 10 Year	9/19/18	11	$(1,314,915)	$(7,148)
U.S. Treasury Note 5 Year	9/28/18	55	(6,251,359)	2,414

				$(4,734)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	USD	500,000	5/25/20	Maturity	Fixed 2.24%	U.S. Consumer Price Index	$(68)	$-	$(68)
Merrill Lynch International Bank Ltd.	USD	11,100,000	2/21/20	Maturity	Fixed 2.12%	U.S. Consumer Price Index	32,905	-	32,905
Merrill Lynch International Bank Ltd.	USD	7,500,000	2/21/21	Maturity	Fixed 2.17%	U.S. Consumer Price Index	25,475	-	25,475
UBS AG	USD	1,700,000	6/05/23	Maturity	Fixed 2.29%	U.S. Consumer Price Index	3,487	-	3,487

							$61,799	$-	$61,799

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.0%
Australia — 8.3%
ALS Ltd.	14,524	$81,437
Alumina Ltd.	115,351	238,784
BHP Billiton Ltd.	34,633	867,818
BlueScope Steel Ltd.	8,672	110,540
Charter Hall Retail	48,563	150,949
Evolution Mining Ltd.	139,382	364,445
Fortescue Metals Group Ltd.	79,837	258,993
Goodman Group	16,409	117,128
Incitec Pivot Ltd.	23,822	64,252
Independence Group NL	51,668	197,442
Northern Star Resources Ltd.	84,602	456,957
Orora Ltd.	27,437	72,620
OZ Minerals Ltd.	16,322	113,719
Regis Resources Ltd.	33,411	127,233
Sandfire Resources NL	8,801	59,933
Saracen Mineral Holdings Ltd. (a)	106,580	173,219
Scentre Group	96,446	314,212
Sims Metal Management Ltd.	3,963	47,519
South32 Ltd.	146,789	395,327
Western Areas Ltd.	33,290	88,165

		4,300,692

Austria — 0.1%
voestalpine AG	1,736	79,869

Belgium — 0.3%
Umicore SA	3,189	182,156

Bermuda — 1.1%
Bunge Ltd.	1,100	76,681
Hongkong Land Holdings Ltd.	34,000	243,241
Kosmos Energy Ltd. (a)	17,499	144,717
Petra Diamonds Ltd. (a)	122,099	90,112

		554,751

Brazil — 1.2%
Iguatemi Empresa de Shopping Centers SA	10,600	84,346
Vale SA	42,400	542,506

		626,852

Canada — 8.9%
Advantage Oil & Gas Ltd. (a)	17,237	53,888
Alamos Gold, Inc. Class A	7,901	44,957
Alamos Gold, Inc. Class A	23,422	133,443
Allied Properties	2,961	94,259
ARC Resources Ltd.	9,191	94,941
B2Gold Corp. (a)	59,700	154,853
Birchcliff Energy Ltd.	17,000	62,328
Canadian Apartment Properties	3,663	118,780
Canadian Natural Resources Ltd.	2,085	75,206

	Number of Shares	Value
Centerra Gold, Inc. (a)	6,861	$38,150
Crew Energy, Inc. (a)	11,700	17,888
Detour Gold Corp. (a)	5,223	46,960
Dundee Precious Metals, Inc. (a)	13,523	32,299
Encana Corp.	7,817	102,012
First Majestic Silver Corp. (a)	6,252	47,699
First Quantum Minerals Ltd.	14,000	206,275
Fortuna Silver Mines, Inc. (a)	17,881	101,738
Franco-Nevada Corp.	9,883	721,313
Guyana Goldfields, Inc. (a)	14,329	53,516
Hudbay Minerals, Inc.	8,010	44,661
Kelt Exploration Ltd. (a)	9,331	63,383
Kirkland Lake Gold Ltd.	23,723	502,376
Labrador Iron Ore Royalty Corp.	3,004	55,046
Lucara Diamond Corp.	41,300	66,286
Lundin Mining Corp.	39,546	219,892
New Gold, Inc. (a)	10,300	21,424
NuVista Energy Ltd. (a)	1,603	11,120
OceanaGold Corp.	15,800	43,867
Osisko Gold Royalties Ltd.	8,415	79,692
Roxgold, Inc. (a)	21,600	18,402
SEMAFO, Inc. (a)	32,073	92,951
Seven Generations Energy Ltd. Class A (a)	9,316	102,681
Silvercorp Metals, Inc.	9,500	25,075
Suncor Energy, Inc.	3,231	131,437
Tahoe Resources, Inc.	11,996	59,020
Teck Resources Ltd. Class B	19,739	502,358
Tourmaline Oil Corp.	3,200	57,177
TransCanada Corp.	7,310	315,792

		4,613,145

Cayman Islands — 0.1%
Sentinel Energy Services, Inc. (a)	3,582	36,142

Finland — 0.2%
Kojamo OYJ (a)	7,965	85,109

France — 2.6%
Air Liquide SA	511	64,174
Eramet	549	71,789
Gecina SA	1,231	205,835
Legrand SA	874	64,015
Total SA	10,777	655,364
Unibail Rodamco Westfield	1,456	320,595

		1,381,772

Germany — 0.7%
Aurubis AG	960	73,248
BASF SE	1,511	144,444
Krones AG	410	52,977
SGL Carbon SE (a)	2,603	27,968
Symrise AG	997	87,401

		386,038

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.2%
Hang Lung Properties Ltd.	54,000	$110,904
Hysan Development Co. Ltd.	32,000	178,087
Sun Hung Kai Properties Ltd.	21,000	315,076

		604,067

Ireland — 0.2%
nVent Electric PLC (a)	1,616	40,562
Pentair PLC	1,716	72,209

		112,771

Italy — 0.1%
Italgas SpA	11,866	65,359

Japan — 2.9%
Hoshino Resorts REIT, Inc.	6	31,153
JFE Holdings, Inc.	11,100	209,385
Mitsubishi Estate Co. Ltd.	15,000	262,023
Mitsubishi Materials Corp.	3,900	106,933
Mitsui Fudosan Co. Ltd.	12,600	303,719
Mitsui Fudosan Logistics Park, Inc.	33	100,847
Mori Hills REIT Investment Corp.	64	82,122
Nippon Accommodations Fund, Inc.	53	241,120
Sumitomo Metal Mining Co. Ltd.	3,500	133,358
Topy Industries Ltd.	2,300	63,787

		1,534,447

Luxembourg — 1.3%
ADO Properties SA (b)	1,904	103,638
APERAM SA	2,024	86,843
ArcelorMittal	6,617	193,236
Orion Engineered Carbons SA	1,363	42,049
Tenaris SA	7,117	129,787
Ternium SA Sponsored ADR	3,092	107,663

		663,216

Mexico — 0.2%
Concentradora Fibra Danhos SA de CV	61,900	91,945

Netherlands — 1.1%
Akzo Nobel NV	1,316	112,137
Frank’s International NV	4,105	32,019
Koninklijke DSM NV	1,067	107,140
Koninklijke Vopak NV	2,323	107,231
Schlumberger Ltd.	3,255	218,183

		576,710

Norway — 0.5%
Norsk Hydro ASA	29,526	176,769
Yara International ASA	2,337	96,745

		273,514

Portugal — 0.3%
Galp Energia SGPS SA	8,347	158,718

Republic of Korea — 0.6%
POSCO	1,103	325,876

	Number of Shares	Value
Singapore — 0.5%
CapitaLand Commercial Trust	43,800	$53,285
CapitaLand Mall Trust	124,100	188,278

		241,563

Spain — 0.7%
Acerinox SA	9,101	120,252
Inmobiliaria Colonial SA	13,878	153,260
Siemens Gamesa Renewable Energy SA	2,521	33,727
Vidrala SA	594	56,536

		363,775

Sweden — 1.5%
Boliden AB	14,123	457,005
Hufvudstaden AB Class A	10,759	153,982
Lundin Petroleum AB	2,727	86,791
Sandvik AB	3,952	70,037

		767,815

Switzerland — 0.7%
ABB Ltd. Registered	2,586	56,428
PSP Swiss Property AG Registered	3,347	310,710

		367,138

United Kingdom — 10.5%
Anglo American PLC	23,014	511,088
Antofagasta PLC	20,040	260,339
BP PLC	37,964	289,066
Cairn Energy PLC (a)	26,188	86,363
Centamin PLC	160,990	252,765
Croda International PLC	1,813	114,863
Derwent London PLC	4,190	171,730
Ferrexpo PLC	21,685	52,411
Glencore PLC	169,178	802,104
Great Portland Estates PLC	21,819	205,593
Highland Gold Mining Ltd.	20,655	38,983
Johnson Matthey PLC	815	38,871
KAZ Minerals PLC (a)	8,682	95,872
Mondi PLC	2,568	69,175
Randgold Resources Ltd.	8,774	674,794
Rio Tinto PLC	21,559	1,189,041
Shaftesbury PLC	14,715	181,528
TechnipFMC PLC	2,675	84,904
Tullow Oil PLC (a)	13,282	42,749
The UNITE Group PLC	19,427	220,702
Victrex PLC	1,910	73,132

		5,456,073

United States — 51.2%
Acadia Realty Trust	13,108	358,766
AGCO Corp.	640	38,861
Air Products & Chemicals, Inc.	2,294	357,245
Alexander & Baldwin, Inc.	5,545	130,307
Alexandria Real Estate Equities, Inc.	2,637	332,710
American Campus Communities, Inc.	8,889	381,160

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Electric Power Co., Inc.	1,781	$123,334
Andeavor	1,442	189,162
Atmos Energy Corp.	2,743	247,254
AvalonBay Communities, Inc.	6,814	1,171,258
Baker Hughes a GE Co.	2,946	97,306
Ball Corp.	4,389	156,029
Boston Properties, Inc.	4,528	567,902
Cal-Maine Foods, Inc. (a)	1,735	79,550
Calyxt, Inc. (a)	618	11,538
Camden Property Trust	5,652	515,067
Centennial Resource Development, Inc. Class A (a)	7,898	142,638
CF Industries Holdings, Inc.	3,444	152,914
Chevron Corp.	1,164	147,165
CMS Energy Corp.	2,500	118,200
Concho Resources, Inc. (a)	1,302	180,132
ConocoPhillips	1,200	83,544
Continental Resources, Inc. (a)	1,419	91,894
CubeSmart	3,526	113,608
DCT Industrial Trust, Inc.	10,896	727,090
Diamondback Energy, Inc.	1,826	240,247
Douglas Emmett, Inc.	17,560	705,561
DowDuPont, Inc.	3,365	221,821
Dril-Quip, Inc. (a)	1,441	74,067
DTE Energy Co.	302	31,296
Duke Realty Corp.	2,100	60,963
EastGroup Properties, Inc.	1,767	168,855
EMCOR Group, Inc.	700	53,326
Energen Corp. (a)	1,247	90,807
EOG Resources, Inc.	3,718	462,631
Equity Residential	18,975	1,208,518
Essex Property Trust, Inc.	3,309	791,083
Evergy, Inc.	1,407	79,003
Eversource Energy	1,866	109,366
Exxon Mobil Corp.	4,483	370,879
Federal Realty Investment Trust	3,452	436,851
First Industrial Realty Trust, Inc.	2,833	94,452
Freeport-McMoRan, Inc.	15,205	262,438
GCP Applied Technologies, Inc. (a)	1,413	40,906
GGP, Inc.	35,383	722,875
Halliburton Co.	1,671	75,295
Healthcare Realty Trust, Inc.	10,431	303,333
Highwoods Properties, Inc.	2,827	143,414
Hilton Worldwide Holdings, Inc.	4,346	344,029
Host Hotels & Resorts, Inc.	11,219	236,384
Hubbell, Inc.	336	35,529
Hudson Pacific Properties, Inc.	6,502	230,366
International Paper Co.	1,000	52,080
Jacobs Engineering Group, Inc.	1,111	70,537
Jagged Peak Energy, Inc. (a)	5,291	68,889
JBG SMITH Properties	7,669	279,688
Kilroy Realty Corp.	5,905	446,654
Kimco Realty Corp.	14,261	242,294

	Number of Shares	Value
The Macerich Co.	9,691	$550,740
Martin Marietta Materials, Inc.	418	93,352
Matador Resources Co. (a)	1,860	55,893
Mueller Water Products, Inc. Class A	3,342	39,168
NextEra Energy, Inc.	143	23,885
NiSource, Inc.	6,757	177,574
Noble Energy, Inc.	2,324	81,991
Nucor Corp.	7,082	442,625
Occidental Petroleum Corp.	5,248	439,153
Paramount Group, Inc.	7,616	117,286
Pebblebrook Hotel Trust	3,478	134,946
Phillips 66	1,600	179,696
Pioneer Natural Resources Co.	606	114,679
Plains GP Holdings LP	3,769	90,117
PPG Industries, Inc.	1,387	143,874
Praxair, Inc.	1,046	165,425
Prologis, Inc.	14,287	938,513
PS Business Parks, Inc.	967	124,260
Public Storage	3,309	750,680
Rayonier, Inc.	4,848	187,569
Regency Centers Corp.	10,637	660,345
Reliance Steel & Aluminum Co.	700	61,278
Royal Gold, Inc.	1,944	180,481
RPM International, Inc.	3,362	196,072
RSP Permian, Inc. (a)	3,863	170,049
Sanderson Farms, Inc.	600	63,090
Sempra Energy	606	70,363
The Sherwin-Williams Co.	406	165,473
Simon Property Group, Inc.	5,041	857,928
SL Green Realty Corp.	8,261	830,478
Southern Copper Corp.	2,825	132,408
Steel Dynamics, Inc.	4,680	215,046
Sunstone Hotel Investors, Inc.	19,580	325,420
Taubman Centers, Inc.	1,515	89,021
Terreno Realty Corp.	7,566	285,011
Urban Edge Properties	18,271	417,858
Valero Energy Corp.	2,756	305,447
Valmont Industries, Inc.	303	45,677
Vornado Realty Trust	8,276	611,762
Vulcan Materials Co.	1,977	255,152
Weingarten Realty Investors	3,487	107,434
Weyerhaeuser Co.	8,177	298,133
Worthington Industries, Inc.	1,954	82,009
WPX Energy, Inc. (a)	3,800	68,514

		26,614,946

TOTAL COMMON STOCK (Cost $49,635,073)		50,464,459

PREFERRED STOCK — 0.6%
Brazil — 0.1%
Bradespar SA 7.770%	8,600	64,859

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.1%
Henkel AG & Co. KGaA 1.640%	477	$61,043

United States — 0.4%
DTE Energy Co. Convertible 6.500%	909	46,986
NextEra Energy, Inc. Convertible 6.123%	1,768	100,953
Sempra Energy Convertible 6.000%	404	41,697

		189,636

TOTAL PREFERRED STOCK (Cost $334,298)		315,538

TOTAL EQUITIES (Cost $49,969,371)		50,779,997

TOTAL LONG-TERM INVESTMENTS (Cost $49,969,371)		50,779,997

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$1,032,717	1,032,717

TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,717)		1,032,717

TOTAL INVESTMENTS — 99.6% (Cost $51,002,088) (d)		51,812,714

Other Assets/(Liabilities) — 0.4%		211,083

NET ASSETS — 100.0%		$52,023,797

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $103,638 or 0.20% of net assets.

(c)

Maturity value of $1,032,798. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $1,053,730.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 93.3%
Basic Materials — 3.8%
Chemicals — 1.7%
AgroFresh Solutions, Inc. (a)	34,490	$241,775
Air Products & Chemicals, Inc.	6,488	1,010,376
American Vanguard Corp.	8,022	184,105
CF Industries Holdings, Inc.	4,349	193,096
CSW Industrials, Inc. (a)	4,507	238,195
FMC Corp.	4,152	370,400
GCP Applied Technologies, Inc. (a)	16,014	463,605
Hawkins, Inc.	2,604	92,051
Innospec, Inc.	352	26,946
KMG Chemicals, Inc.	7,677	566,409
Minerals Technologies, Inc.	6,730	507,105
Oil-Dri Corp. of America	2,814	118,582
Orion Engineered Carbons SA	11,538	355,947
PolyOne Corp.	4,525	195,571
RPM International, Inc.	14,327	835,551
Univar, Inc. (a)	4,700	123,328
Valvoline, Inc.	39,453	851,001

		6,374,043

Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	5,503	127,119
Interfor Corp. (a)	5,829	111,956

		239,075

Iron & Steel — 0.3%
Carpenter Technology Corp.	6,029	316,944
Nucor Corp.	14,584	911,500
Reliance Steel & Aluminum Co.	2,113	184,972

		1,413,416

Mining — 1.7%
Barrick Gold Corp.	51,486	676,011
Cameco Corp.	72,544	816,120
Cia de Minas Buenaventura SA Sponsored ADR	29,379	400,436
Constellium NV Class A (a)	18,288	188,366
Franco-Nevada Corp.	6,590	481,202
Franco-Nevada Corp.	20,344	1,484,811
Luxfer Holdings PLC	12,635	220,860
New Gold, Inc. (a)	34,696	72,314
Newmont Mining Corp.	46,646	1,759,021
Northern Star Resources Ltd.	15,886	85,804
Osisko Gold Royalties Ltd.	17,785	168,427
Petra Diamonds Ltd. (a)	135,336	99,881

		6,453,253

		14,479,787

	Number of Shares	Value
Communications — 5.0%
Internet — 3.2%
ANGI Homeservices, Inc. (a)	23,343	$359,015
Booking Holdings, Inc. (a)	31	62,840
Chegg, Inc. (a)	19,346	537,625
Despegar.com Corp. (a)	1,451	30,427
Etsy, Inc. (a)	7,202	303,852
Everquote, Inc. Class A (a)	1,309	23,719
Expedia Group, Inc.	5,610	674,266
GrubHub, Inc. (a)	9,448	991,190
IAC/InterActiveCorp (a)	10,763	1,641,250
Liberty Expedia Holdings, Inc. Class A (a)	21,312	936,449
MakeMyTrip Ltd. (a)	300	10,845
Match Group, Inc. (a)	2,069	80,153
MercadoLibre, Inc.	209	62,476
Netflix, Inc. (a)	415	162,443
Okta, Inc. (a)	8,732	439,831
Proofpoint, Inc. (a)	5,069	584,506
Q2 Holdings, Inc. (a)	5,092	290,499
Quotient Technology, Inc. (a)	22,831	299,086
Shopify, Inc. Class A (a)	8,204	1,196,882
Stitch Fix, Inc. (a)	1,803	49,474
Symantec Corp.	23,275	480,629
Tucows, Inc. Class A (a)	1,602	97,161
Wayfair, Inc. Class A (a)	350	41,566
Wix.com Ltd. (a)	9,892	992,168
XO Group, Inc. (a)	4,305	137,760
Zendesk, Inc. (a)	10,875	592,579
Zillow Group, Inc. Class A (a)	10,130	605,268
Zillow Group, Inc. Class C (a)	7,525	444,427

		12,128,386

Media — 1.2%
Cable One, Inc.	2,230	1,635,237
MSG Networks, Inc. Class A (a)	3,305	79,155
News Corp. Class A	87,163	1,351,026
Saga Communications, Inc. Class A	3,205	123,392
Scholastic Corp.	9,231	409,026
Viacom, Inc. Class B	34,897	1,052,494

		4,650,330

Telecommunications — 0.6%
Casa Systems, Inc. (a)	897	14,648
Finisar Corp. (a)	8,324	149,832
GCI Liberty, Inc. Class A (a)	23,309	1,050,770
GTT Communications, Inc. (a)	6,102	274,590
Harmonic, Inc. (a)	62,401	265,204
Maxar Technologies Ltd.	5,169	261,138
Telephone & Data Systems, Inc.	8,603	235,894

		2,252,076

		19,030,792

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.4%
Airlines — 0.2%
Allegiant Travel Co.	589	$81,841
Hawaiian Holdings, Inc.	4,602	165,442
United Continental Holdings, Inc. (a)	8,116	565,929

		813,212

Apparel — 0.5%
Canada Goose Holdings, Inc. (a)	6,932	407,948
Crocs, Inc. (a)	8,268	145,600
PVH Corp.	2,292	343,158
Ralph Lauren Corp.	6,457	811,774
Steven Madden Ltd.	4,781	253,871

		1,962,351

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	5,708	127,574
Ferrari NV	1,797	242,613
REV Group, Inc.	4,732	80,491

		450,678

Auto Parts & Equipment — 0.5%
Aptiv PLC	9,878	905,121
Dorman Products, Inc. (a)	2,904	198,372
Gentherm, Inc. (a)	11,817	464,408
Horizon Global Corp. (a)	8,619	51,369
Strattec Security Corp.	1,182	36,110
Visteon Corp. (a)	448	57,900

		1,713,280

Automotive & Parts — 0.0%
Westport Innovations, Inc. (a)	9,312	23,560

Distribution & Wholesale — 0.9%
Core-Mark Holding Co., Inc.	2,887	65,535
HD Supply Holdings, Inc. (a)	22,881	981,366
KAR Auction Services, Inc.	13,059	715,633
Pool Corp.	4,548	689,022
SiteOne Landscape Supply, Inc. (a)	6,113	513,309
Uni-Select, Inc.	5,077	80,752
Watsco, Inc.	2,755	491,161

		3,536,778

Entertainment — 0.8%
Red Rock Resorts, Inc. Class A	3,315	111,053
Vail Resorts, Inc.	11,323	3,104,653

		3,215,706

Food Services — 0.2%
Aramark	19,660	729,386

Home Builders — 0.3%
Cavco Industries, Inc. (a)	2,305	478,633
TRI Pointe Group, Inc. (a)	30,686	502,023

		980,656

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	6,320	303,676

	Number of Shares	Value
Housewares — 0.2%
The Toro Co.	15,068	$907,847

Leisure Time — 0.5%
LCI Industries	2,883	259,902
Lindblad Expeditions Holdings, Inc. (a)	7,199	95,387
Norwegian Cruise Line Holdings Ltd. (a)	27,675	1,307,644
Royal Caribbean Cruises Ltd.	3,204	331,934

		1,994,867

Lodging — 0.7%
Evolve Vacacation Rental Network, Inc. (a) (b) (c)	5,266	44,816
Hilton Worldwide Holdings, Inc.	4,940	391,050
ILG, Inc.	14,864	490,958
Marriott International, Inc. Class A	6,583	833,408
MGM Resorts International	29,061	843,641

		2,603,873

Retail — 5.1%
Beacon Roofing Supply, Inc. (a)	7,777	331,456
BJ’s Wholesale Club Holdings, Inc. (a)	9,120	215,688
Bojangles’, Inc. (a)	6,409	92,290
Boot Barn Holdings, Inc. (a)	5,196	107,817
Burlington Stores, Inc. (a)	15,929	2,397,792
CarMax, Inc. (a)	9,162	667,635
Casey’s General Stores, Inc.	8,534	896,753
Chuy’s Holdings, Inc. (a)	5,207	159,855
Darden Restaurants, Inc.	2,900	310,474
Denny’s Corp. (a)	24,937	397,246
Dollar General Corp.	17,887	1,763,658
Dunkin’ Brands Group, Inc.	25,655	1,771,991
Express, Inc. (a)	14,898	136,317
Fiesta Restaurant Group, Inc. (a)	13,450	386,015
Five Below, Inc. (a)	2,215	216,428
Floor & Decor Holdings, Inc. Class A (a)	701	34,580
The Gap, Inc.	4,532	146,791
GMS, Inc. (a)	2,820	76,394
Lojas Renner SA	23,333	176,815
Lumber Liquidators Holdings, Inc. (a)	11,618	282,898
The Michaels Cos., Inc. (a)	26,020	498,803
National Vision Holdings, Inc. (a)	4,485	164,016
O’Reilly Automotive, Inc. (a)	2,191	599,392
Ollie’s Bargain Outlet Holdings, Inc. (a)	8,634	625,965
Party City Holdco, Inc. (a)	10,499	160,110
PriceSmart, Inc.	4,347	393,403
Raia Drogasil SA	12,016	205,860
Red Robin Gourmet Burgers, Inc. (a)	7,246	337,664
RH (a)	7,963	1,112,431
Sonic Corp.	12,624	434,518

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sportsman’s Warehouse Holdings, Inc. (a)	9,895	$50,662
Tapestry, Inc.	39,053	1,824,166
Tiffany & Co.	7,730	1,017,268
Tuesday Morning Corp. (a)	24,035	73,307
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,634	381,474
Wingstop, Inc.	9,678	504,417
Winmark Corp.	1,271	188,680
Zoe’s Kitchen, Inc. (a)	801	7,818

		19,148,847

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	15,322	718,602

Textiles — 0.0%
Culp, Inc.	3,916	96,138
JG Boswell Co.	67	45,024

		141,162

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	12,278	201,605

		39,446,086

Consumer, Non-cyclical — 25.0%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	21,524	986,445
Bunge Ltd.	32,768	2,284,257

		3,270,702

Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	2,850	854,145
Carlsberg A/S Class B	11,798	1,389,148
Coca-Cola Bottling Co. Consolidated	701	94,726

		2,338,019

Biotechnology — 2.8%
Abcam PLC	29,591	520,307
Abeona Therapeutics, Inc. (a)	4,849	77,584
Acceleron Pharma, Inc. (a)	5,394	261,717
Alnylam Pharmaceuticals, Inc. (a)	6,834	673,081
Amicus Therapeutics, Inc. (a)	5,192	81,099
Aptinyx, Inc. (a)	663	16,025
Argenx SE (a)	2,634	218,253
Atara Biotherapeutics, Inc. (a)	1,579	58,028
Audentes Therapeutics, Inc. (a)	2,918	111,497
Autolus Therapeutics Plc (a)	603	16,154
Avrobio, Inc. (a)	482	13,766
BeiGene Ltd. (a)	1,286	197,697
Bluebird Bio, Inc. (a)	1,833	287,689
Blueprint Medicines Corp. (a)	4,510	286,295
Calyxt, Inc. (a)	3,200	59,744
Checkr, Inc. (a) (b) (c)	1,913	23,511
Corvus Pharmaceuticals, Inc. (a)	4,601	50,519
CytomX Therapeutics, Inc. (a)	5,552	126,919
Editas Medicine, Inc. (a)	784	28,091

	Number of Shares	Value
Exact Sciences Corp. (a)	4,151	$248,188
Exelixis, Inc. (a)	6,110	131,487
FibroGen, Inc. (a)	1,527	95,590
Five Prime Therapeutics, Inc. (a)	1,637	25,881
Forty Seven, Inc. (a)	837	13,392
GlycoMimetics, Inc. (a)	5,969	96,280
Homology Medicines, Inc. (a)	1,015	20,706
Illumina, Inc. (a)	1,281	357,770
ImmunoGen, Inc. (a)	3,730	36,293
Immunomedics, Inc. (a)	7,036	166,542
Incyte Corp. (a)	12,822	859,074
Insmed, Inc. (a)	18,562	438,991
Ionis Pharmaceuticals, Inc. (a)	1,143	47,629
Iovance Biotherapeutics, Inc. (a)	2,033	26,022
Loxo Oncology, Inc. (a)	3,029	525,471
MacroGenics, Inc. (a)	4,774	98,583
Momenta Pharmaceuticals, Inc. (a)	3,543	72,454
NewLink Genetics Corp. (a)	3,410	16,232
PTC Therapeutics, Inc. (a)	907	30,593
Radius Health, Inc. (a)	9,920	292,342
Rigel Pharmaceuticals, Inc. (a)	16,143	45,685
Sage Therapeutics, Inc. (a)	9,748	1,525,854
Scholar Rock Holding Corp. (a)	1,023	15,959
Seattle Genetics, Inc. (a)	23,636	1,569,194
Spark Therapeutics, Inc. (a)	3,488	288,667
Theravance Biopharma, Inc. (a)	1,251	28,373
Ultragenyx Pharmaceutical, Inc. (a)	2,445	187,947
WaVe Life Sciences Ltd. (a)	4,366	166,999
Zai Lab Ltd. (a)	846	19,670

		10,555,844

Commercial Services — 6.8%
Aaron’s, Inc.	10,592	460,222
Altus Group Ltd.	8,377	186,765
American Public Education, Inc. (a)	10,222	430,346
Booz Allen Hamilton Holding Corp.	20,531	897,821
Bright Horizons Family Solutions, Inc. (a)	12,994	1,332,145
Brightview Holdings, Inc. (a)	6,383	140,107
The Brink’s Co.	7,507	598,683
Capella Education Co.	3,703	365,486
Career Education Corp. (a)	15,433	249,552
Cintas Corp.	3,913	724,179
Colliers International Group, Inc.	4,063	307,569
CoreLogic, Inc. (a)	17,311	898,441
CoStar Group, Inc. (a)	4,641	1,915,016
Cross Country Healthcare, Inc. (a)	8,312	93,510
Equifax, Inc.	2,631	329,165
Euronet Worldwide, Inc. (a)	700	58,639
Evo Payments, Inc. Class A (a)	3,501	72,051
FleetCor Technologies, Inc. (a)	3,912	824,063
FTI Consulting, Inc. (a)	5,748	347,639
Gartner, Inc. (a)	10,213	1,357,308
Global Payments, Inc.	6,494	724,016

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Dot Corp. Class A (a)	7,962	$584,331
Healthcare Services Group, Inc.	8,958	386,896
HMS Holdings Corp. (a)	12,236	264,542
I3 Verticals, Inc. Class A (a)	2,014	30,653
IHS Markit Ltd. (a)	12,464	643,018
MarketAxess Holdings, Inc.	2,919	577,553
Matthews International Corp. Class A	4,059	238,669
McGrath RentCorp	3,652	231,062
Monro, Inc.	8,709	505,993
National American University Holdings, Inc.	10,300	9,774
Navigant Consulting, Inc. (a)	8,030	177,784
Paylocity Holding Corp. (a)	5,828	343,036
Rentokil Initial PLC	171,998	796,008
Rollins, Inc.	13,041	685,696
SEACOR Marine Holdings, Inc. (a)	17,293	399,295
Service Corp. International	14,304	511,940
ServiceMaster Global Holdings, Inc. (a)	22,604	1,344,260
Strayer Education, Inc.	7,429	839,551
Team, Inc. (a)	7,107	164,172
TransUnion	32,985	2,363,045
Verisk Analytics, Inc. (a)	9,834	1,058,532
Worldpay, Inc. Class A (a)	16,112	1,317,639

		25,786,172

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co. (a)	25,800	1,301,868
JAND, Inc., Class A (a) (b) (c)	7,135	109,244

		1,411,112

Foods — 2.6%
Cal-Maine Foods, Inc. (a)	12,935	593,070
Campbell Soup Co.	12,565	509,385
Conagra Brands, Inc.	11,455	409,287
Flowers Foods, Inc.	78,333	1,631,676
General Mills, Inc.	7,612	336,907
Hostess Brands, Inc. (a)	6,490	88,264
The Kroger Co.	55,331	1,574,167
Lancaster Colony Corp.	589	81,529
Nomad Foods Ltd. (a)	37,560	720,777
Performance Food Group Co. (a)	8,512	312,391
Pinnacle Foods, Inc.	4,814	313,199
Post Holdings, Inc. (a)	10,816	930,392
The Simply Good Foods Co. (a)	24,568	354,762
SpartanNash Co.	5,108	130,356
Sprouts Farmers Market, Inc. (a)	18,220	402,116
Sysco Corp.	11,524	786,974
TreeHouse Foods, Inc. (a)	16,787	881,485

		10,056,737

Health Care – Products — 5.3%
Align Technology, Inc. (a)	608	208,021
AngioDynamics, Inc. (a)	2,103	46,771
AtriCure, Inc. (a)	4,425	119,696

	Number of Shares	Value
Atrion Corp.	840	$503,496
Avanos Medical, Inc.	16,282	932,144
Baxter International, Inc.	25,187	1,859,808
Bruker Corp.	18,700	543,048
The Cooper Cos., Inc.	7,522	1,771,055
Cutera, Inc. (a)	1,125	45,338
DENTSPLY SIRONA, Inc.	4,693	205,413
GenMark Diagnostics, Inc. (a)	12,217	77,944
Glaukos Corp. (a)	3,405	138,379
Haemonetics Corp. (a)	2,093	187,700
Henry Schein, Inc. (a)	6,768	491,628
Hologic, Inc. (a)	71,563	2,844,629
IDEXX Laboratories, Inc. (a)	3,279	714,625
Integer Holdings Corp. (a)	2,103	135,959
iRhythm Technologies, Inc. (a)	209	16,956
K2M Group Holdings, Inc. (a)	16,627	374,108
Lantheus Holdings, Inc. (a)	3,452	50,227
NuVasive, Inc. (a)	3,100	161,572
Patterson Cos., Inc.	54,408	1,233,429
Quidel Corp. (a)	16,607	1,104,365
Sartorius Stedim Biotech	1,709	178,484
STERIS PLC	3,505	368,060
Teleflex, Inc.	9,118	2,445,539
Utah Medical Products, Inc.	1,212	133,502
West Pharmaceutical Services, Inc.	16,943	1,682,270
Wright Medical Group NV (a)	21,730	564,111
Zimmer Biomet Holdings, Inc.	7,502	836,023

		19,974,300

Health Care – Services — 2.6%
Acadia Healthcare Co., Inc. (a)	25,742	1,053,105
Catalent, Inc. (a)	30,431	1,274,755
Centene Corp. (a)	6,556	807,765
The Ensign Group, Inc.	6,319	226,347
Envision Healthcare Corp. (a)	19,789	870,914
Eurofins Scientific SE	525	291,629
IQVIA Holdings, Inc. (a)	5,778	576,760
LifePoint Health, Inc. (a)	1,604	78,275
MEDNAX, Inc. (a)	22,013	952,723
Molina Healthcare, Inc. (a)	15,048	1,473,801
Select Medical Holdings Corp. (a)	92,650	1,681,597
Teladoc, Inc. (a)	501	29,083
U.S. Physical Therapy, Inc.	3,045	292,320
WellCare Health Plans, Inc. (a)	1,830	450,619

		10,059,693

Household Products & Wares — 0.2%
CSS Industries, Inc.	6,699	113,213
Kimberly-Clark Corp.	5,892	620,663

		733,876

Internet — 0.0%
A Place For Rover, Inc. (a) (b) (c)	1,096	7,426

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 2.8%
Agios Pharmaceuticals, Inc. (a)	3,530	$297,332
Aimmune Therapeutics, Inc. (a)	6,773	182,126
Alkermes PLC (a)	44,000	1,811,040
Apellis Pharmaceuticals, Inc. (a)	898	19,756
Aquinox Pharmaceuticals, Inc. (a)	1,992	5,279
Array BioPharma, Inc. (a)	4,992	83,766
Ascendis Pharma A/S (a)	4,197	279,184
Cardinal Health, Inc.	13,482	658,326
Coherus Biosciences, Inc. (a)	6,017	84,238
DexCom, Inc. (a)	11,229	1,066,530
Enanta Pharmaceuticals, Inc. (a)	469	54,357
G1 Therapeutics, Inc. (a)	1,458	63,365
Global Blood Therapeutics, Inc. (a)	4,902	221,570
GW Pharmaceuticals PLC ADR (a)	750	104,655
Ironwood Pharmaceuticals, Inc. (a)	17,374	332,191
Madrigal Pharmaceuticals, Inc. (a)	544	152,151
Minerva Neurosciences, Inc. (a)	910	7,508
Mylan NV (a)	3,457	124,936
MyoKardia, Inc. (a)	3,327	165,186
Neurocrine Biosciences, Inc. (a)	4,565	448,466
Pacira Pharmaceuticals, Inc. (a)	4,507	144,449
Perrigo Co. PLC	17,576	1,281,466
Prestige Brands Holdings, Inc. (a)	3,702	142,083
Rhythm Pharmaceuticals, Inc. (a)	626	19,569
Sarepta Therapeutics, Inc. (a)	4,347	574,586
TESARO, Inc. (a)	4,462	198,425
Teva Pharmaceutical Industries Ltd. Sponsored ADR	29,552	718,705
TherapeuticsMD, Inc. (a)	51,472	321,185
Tricida, Inc. (a)	1,195	35,731
Xencor, Inc. (a)	11,236	415,844
Zoetis, Inc.	6,382	543,683

		10,557,688

		94,751,569

Diversified — 0.1%
Holding Company – Diversified — 0.1%
GS Acquisition Holdings Corp. (a)	8,063	82,243
J2 Acquisition Ltd. (a) (d)	14,524	141,754
Sentinel Energy Services, Inc. (a)	10,916	110,142

		334,139

		334,139

Energy — 4.5%
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	7,497	349,885
REX American Resources Corp. (a)	951	77,002

		426,887

Oil & Gas — 3.8%
Advantage Oil & Gas Ltd. (a)	68,184	213,164
Andeavor	868	113,864
Apache Corp.	30,198	1,411,756

	Number of Shares	Value
ARC Resources Ltd.	48,240	$498,307
Centennial Resource Development, Inc. Class A (a)	53,819	971,971
Concho Resources, Inc. (a)	6,649	919,889
Crew Energy, Inc. (a)	62,009	94,807
Diamondback Energy, Inc.	2,804	368,922
Earthstone Energy, Inc. Class A (a)	10,019	88,668
EQT Corp.	44,431	2,451,703
Hess Corp.	40,823	2,730,650
Imperial Oil Ltd.	39,825	1,324,181
Jagged Peak Energy, Inc. (a)	29,982	390,366
Kelt Exploration Ltd. (a)	26,850	182,384
Kosmos Energy Ltd. (a)	18,816	155,608
Matador Resources Co. (a)	21,932	659,057
Murphy Oil Corp.	31,405	1,060,547
Panhandle Oil & Gas, Inc. Class A	3,505	66,946
RSP Permian, Inc. (a)	1,301	57,270
Seven Generations Energy Ltd. Class A (a)	14,210	156,622
Venture Global LNG, Inc. Series B (a) (b) (c)	11	55,715
Venture Global LNG, Inc. Series C (a) (b) (c)	9	45,585
WPX Energy, Inc. (a)	21,334	384,652

		14,402,634

Oil & Gas Services — 0.6%
Dril-Quip, Inc. (a)	7,360	378,304
Frank’s International NV	64,163	500,471
Keane Group, Inc. (a)	9,220	126,037
NCS Multistage Holdings, Inc. (a)	6,365	92,483
Oceaneering International, Inc.	4,301	109,504
Ranger Energy Services, Inc. (a)	6,309	57,854
SEACOR Holdings, Inc. (a)	5,814	332,968
TETRA Technologies, Inc. (a)	36,148	160,859
Thermon Group Holdings, Inc. (a)	15,701	359,082

		2,117,562

Pipelines — 0.0%
Plains GP Holdings LP	5,852	139,921

		17,087,004

Financial — 18.2%
Banks — 6.3%
American Business Bank (a)	713	28,342
Atlantic Capital Bancshares, Inc. (a)	13,257	260,500
BankUnited, Inc.	24,533	1,002,173
Blue Hills Bancorp, Inc.	13,962	309,956
Bridge Bancorp, Inc.	8,251	296,623
Burke & Herbert Bank & Trust Co.	56	159,544
CoBiz Financial, Inc.	16,645	357,535
Columbia Banking System, Inc.	16,550	676,895
East West Bancorp, Inc.	5,988	390,418
Farmers & Merchants Bank of Long Beach/Long Beach CA	15	122,400
FB Financial Corp.	11,937	486,075
Fifth Third Bancorp	73,818	2,118,577

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The First Bancshares, Inc.	2,800	$100,660
First Hawaiian, Inc.	4,708	136,626
Glacier Bancorp, Inc.	8,148	315,165
Guaranty Bancorp	5,708	170,098
HarborOne Bancorp, Inc. (a)	4,807	91,045
Heritage Commerce Corp.	19,742	335,417
Heritage Financial Corp.	11,041	384,779
Home BancShares, Inc.	43,840	989,030
Hope Bancorp, Inc.	23,089	411,677
Howard Bancorp, Inc. (a)	5,540	99,720
Independent Bank Group, Inc.	6,974	465,863
John Marshall Bancorp, Inc. (a)	2,804	52,295
Kearny Financial Corp.	22,879	307,723
Live Oak Bancshares, Inc.	18,435	565,033
National Bank Holdings Corp. Class A	10,598	408,977
National Commerce Corp. (a)	3,016	139,641
Northern Trust Corp.	14,282	1,469,475
Origin Bancorp, Inc.	3,705	151,683
PCSB Financial Corp.	4,492	89,256
Pinnacle Financial Partners, Inc.	8,626	529,205
Ponce de Leon Federal Bank (a)	5,809	91,259
Popular, Inc.	21,713	981,645
Preferred Bank	5,418	332,990
Premier Commercial Bancorp (a)	2,182	36,658
Prosperity Bancshares, Inc.	8,987	614,351
Sandy Spring Bancorp, Inc.	4,817	197,545
Seacoast Banking Corp. of Florida (a)	12,218	385,844
Signature Bank (a)	4,556	582,621
Simmons First National Corp. Class A	5,333	159,457
South State Corp.	3,641	314,036
Southern First Bancshares, Inc. (a)	1,937	85,615
Sterling Bancorp, Inc.	13,929	186,091
SVB Financial Group (a)	2,178	628,919
Synovus Financial Corp.	3,377	178,407
Texas Capital Bancshares, Inc. (a)	8,938	817,827
Towne Bank	20,675	663,667
Union Bankshares Corp.	2,269	88,219
Univest Corp. of Pennsylvania	5,818	159,995
Webster Financial Corp.	21,160	1,347,892
Westamerica Bancorp.	12,299	695,016
Western Alliance Bancorp (a)	23,736	1,343,695
Wintrust Financial Corp.	4,054	352,901

		23,667,056

Diversified Financial Services — 2.9%
Ally Financial, Inc.	21,341	560,628
Cboe Global Markets, Inc.	25,134	2,615,695
Ellie Mae, Inc. (a)	7,911	821,478
Encore Capital Group, Inc. (a)	4,425	161,955
FNF Group	34,453	1,296,122
Franklin Resources, Inc.	20,674	662,602

	Number of Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,328	$203,978
Houlihan Lokey, Inc.	5,317	272,337
OTC Markets Group, Inc.	2,454	70,921
PennyMac Financial Services, Inc. Class A (a)	14,050	276,082
PRA Group, Inc. (a)	10,515	405,353
SLM Corp. (a)	59,282	678,779
Stifel Financial Corp.	1,053	55,019
Synchrony Financial	36,828	1,229,319
TD Ameritrade Holding Corp.	26,989	1,478,188
Virtus Investment Partners, Inc.	1,387	177,467
Waddell & Reed Financial, Inc. Class A	5,919	106,364

		11,072,287

Insurance — 3.7%
Assurant, Inc.	4,516	467,361
Assured Guaranty Ltd.	5,828	208,234
Axis Capital Holdings Ltd.	8,706	484,228
Brighthouse Financial, Inc. (a)	12,636	506,325
Brown & Brown, Inc.	38,825	1,076,617
CNA Financial Corp.	20,469	935,024
Employers Holdings, Inc.	3,205	128,841
Essent Group Ltd. (a)	2,510	89,908
First American Financial Corp.	3,004	155,367
Goosehead Insurance, Inc. (a)	6,989	174,445
The Hanover Insurance Group, Inc.	3,360	401,722
James River Group Holdings Ltd.	2,258	88,717
Kemper Corp.	9,794	740,916
Kinsale Capital Group, Inc.	1,489	81,687
Loews Corp.	30,565	1,475,678
Marsh & McLennan Cos., Inc.	11,657	955,524
ProAssurance Corp.	6,587	233,509
The Progressive Corp.	29,820	1,763,853
Radian Group, Inc.	28,768	466,617
RenaissanceRe Holdings Ltd.	955	114,906
Safety Insurance Group, Inc.	4,014	342,796
Selective Insurance Group, Inc.	8,212	451,660
State Auto Financial Corp.	11,154	333,616
Third Point Reinsurance Ltd. (a)	6,509	81,362
Validus Holdings Ltd.	1,299	87,812
Voya Financial, Inc.	17,853	839,091
Willis Towers Watson PLC	9,724	1,474,158

		14,159,974

Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	2,130	224,447
Pargesa Holding SA	5,188	440,031

		664,478

Private Equity — 0.0%
Safeguard Scientifics, Inc. (a)	5,908	75,622

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.9%
Alexander & Baldwin, Inc.	8,611	$202,358
FirstService Corp.	13,954	1,061,062
FRP Holdings, Inc. (a)	2,266	146,724
RE/MAX Holdings, Inc. Class A	3,822	200,464
Realogy Holdings Corp.	47,167	1,075,408
Redfin Corp. (a)	13,224	305,342
The St. Joe Co. (a)	15,164	272,194

		3,263,552

Real Estate Investment Trusts (REITS) — 3.5%
Acadia Realty Trust	11,323	309,911
American Assets Trust, Inc.	2,604	99,707
American Campus Communities, Inc.	11,233	481,671
Cedar Realty Trust, Inc.	65,081	307,182
CubeSmart	8,221	264,881
Douglas Emmett, Inc.	5,118	205,641
EastGroup Properties, Inc.	7,298	697,397
Equity Commonwealth (a)	50,764	1,599,066
Equity Residential	18,118	1,153,935
First Industrial Realty Trust, Inc.	4,726	157,565
Forest City Realty Trust, Inc. Class A	13,676	311,950
Healthcare Realty Trust, Inc.	9,737	283,152
JBG SMITH Properties	6,510	237,420
Kilroy Realty Corp.	2,709	204,909
Paramount Group, Inc.	31,019	477,693
Pebblebrook Hotel Trust	5,318	206,338
PotlatchDeltic Corp.	4,709	239,453
PS Business Parks, Inc.	5,757	739,775
Rayonier, Inc.	41,505	1,605,828
Redwood Trust, Inc.	6,909	113,791
Regency Centers Corp.	12,385	768,861
Retail Opportunity Investments Corp.	18,139	347,543
Saul Centers, Inc.	4,416	236,609
Sunstone Hotel Investors, Inc.	18,026	299,592
Taubman Centers, Inc.	766	45,010
Terreno Realty Corp.	9,936	374,289
Urban Edge Properties	11,075	253,285
Urstadt Biddle Properties, Inc.	300	5,481
Urstadt Biddle Properties, Inc. Class A	4,334	98,078
Washington REIT	8,642	262,112
Weyerhaeuser Co.	19,312	704,116

		13,092,241

Savings & Loans — 0.7%
Beneficial Bancorp, Inc.	26,306	426,157
Capitol Federal Financial, Inc.	57,750	759,990
FS Bancorp, Inc.	1,120	70,840
Investors Bancorp, Inc.	15,622	199,805
Meridian Bancorp, Inc.	23,367	447,478
Pacific Premier Bancorp, Inc. (a)	9,488	361,967
United Financial Bancorp, Inc.	14,826	259,752

	Number of Shares	Value
WSFS Financial Corp.	5,719	$304,823

		2,830,812

		68,826,022

Industrial — 15.2%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	11,815	348,424
Cobham PLC (a)	209,231	354,965
Cubic Corp.	11,097	712,427
Harris Corp.	10,375	1,499,603
Kaman Corp.	1,209	84,255
L3 Technologies, Inc.	1,308	251,555
Moog, Inc. Class A	2,305	179,698
Teledyne Technologies, Inc. (a)	4,481	891,988
Triumph Group, Inc.	17,004	333,278

		4,656,193

Building Materials — 1.1%
Armstrong World Industries, Inc. (a)	7,819	494,161
Gibraltar Industries, Inc. (a)	7,534	282,525
JELD-WEN Holding, Inc. (a)	2,303	65,843
Lennox International, Inc.	3,144	629,271
Martin Marietta Materials, Inc.	2,875	642,074
PGT Innovations, Inc. (a)	10,129	211,190
Quanex Building Products Corp.	6,245	112,098
Simpson Manufacturing Co., Inc.	2,703	168,099
Stella-Jones, Inc.	2,303	83,893
Universal Forest Products, Inc.	6,029	220,782
Vulcan Materials Co.	10,666	1,376,554

		4,286,490

Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	539	62,454
Belden, Inc.	7,803	476,919
Energizer Holdings, Inc.	2,814	177,169
Insteel Industries, Inc.	3,104	103,674
Littelfuse, Inc.	2,927	667,883
Novanta, Inc. (a)	8,917	555,529
Powell Industries, Inc.	947	32,984

		2,076,612

Electronics — 3.2%
ADT, Inc.	19,937	172,455
Agilent Technologies, Inc.	23,548	1,456,208
Allegion PLC	10,137	784,198
AVX Corp.	33,532	525,447
Badger Meter, Inc.	728	32,542
Brady Corp. Class A	4,417	170,275
Coherent, Inc. (a)	3,298	515,873
Corning, Inc.	33,054	909,316
CTS Corp.	5,131	184,716
ESCO Technologies, Inc.	10,776	621,775
Fortive Corp.	12,329	950,689

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keysight Technologies, Inc. (a)	32,738	$1,932,524
Knowles Corp. (a)	15,132	231,520
Mesa Laboratories, Inc.	1,167	246,330
Methode Electronics, Inc.	4,717	190,095
National Instruments Corp.	29,330	1,231,273
Rotork PLC	55,559	244,942
Sensata Technologies Holding PLC (a)	30,824	1,466,606
SYNNEX Corp.	1,339	129,227

		11,996,011

Engineering & Construction — 0.2%
Aegion Corp. (a)	12,533	322,725
Comfort Systems USA, Inc.	1,145	52,441
Sarana Menara Nusantara Tbk PT	4,134,500	178,650

		553,816

Environmental Controls — 0.8%
Heritage-Crystal Clean, Inc. (a)	3,604	72,441
MSA Safety, Inc.	3,473	334,589
Stericycle, Inc. (a)	3,993	260,703
Waste Connections, Inc.	31,901	2,401,507

		3,069,240

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	32,779	2,042,787

Machinery – Diversified — 2.4%
AGCO Corp.	4,836	293,642
Alamo Group, Inc.	1,153	104,185
Chart Industries, Inc. (a)	12,867	793,637
Gardner Denver Holdings, Inc. (a)	15,883	466,801
Graco, Inc.	13,421	606,898
IDEX Corp.	11,405	1,556,554
Roper Technologies, Inc.	9,796	2,702,814
Wabtec Corp.	3,862	380,716
Welbilt, Inc. (a)	6,817	152,087
Xylem, Inc.	27,807	1,873,636

		8,930,970

Metal Fabricate & Hardware — 0.8%
CIRCOR International, Inc.	5,685	210,118
Haynes International, Inc.	5,243	192,628
Mueller Water Products, Inc. Class A	19,623	229,982
RBC Bearings, Inc. (a)	4,890	629,881
Rexnord Corp. (a)	7,190	208,941
Sun Hydraulics Corp.	6,710	323,355
Valmont Industries, Inc.	7,506	1,131,529

		2,926,434

Miscellaneous – Manufacturing — 2.2%
AZZ, Inc.	5,810	252,445
Barnes Group, Inc.	4,308	253,741
Colfax Corp. (a)	21,716	665,595
Hillenbrand, Inc.	2,914	137,395
John Bean Technologies Corp.	11,800	1,049,020

	Number of Shares	Value
Lydall, Inc. (a)	3,115	$135,970
Myers Industries, Inc.	18,056	346,675
Raven Industries, Inc.	4,421	169,988
Textron, Inc.	81,891	5,397,436

		8,408,265

Packaging & Containers — 0.4%
Ardagh Group SA	3,002	49,893
Ball Corp.	30,745	1,092,985
Multi-Color Corp.	740	47,841
Sealed Air Corp.	6,463	274,355
WestRock Co.	2,213	126,185

		1,591,259

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	19,524	1,633,378
Expeditors International of Washington, Inc.	11,541	843,647
Genesee & Wyoming, Inc. Class A (a)	4,990	405,787
International Seaways, Inc. (a)	4,647	107,532
J.B. Hunt Transport Services, Inc.	1,681	204,325
Kansas City Southern	10,529	1,115,653
Kirby Corp. (a)	2,084	174,222
Knight-Swift Transportation Holdings, Inc.	1,506	57,544
Landstar System, Inc.	6,653	726,508
Matson, Inc.	12,294	471,844
Old Dominion Freight Line, Inc.	2,144	319,370
Overseas Shipholding Group, Inc. Class A (a)	24,443	94,839
Patriot Transportation Holding, Inc. (a)	1,502	32,293
Saia, Inc. (a)	501	40,506
Schneider National, Inc. Class B	5,023	138,183
Tidewater, Inc. (a)	9,030	261,238
Universal Logistics Holdings, Inc.	7,592	199,290
US Xpress Enterprises, Inc. Class A (a)	3,631	54,973

		6,881,132

		57,419,209

Technology — 7.7%
Computers — 0.3%
Conduent, Inc. (a)	16,604	301,695
Cray, Inc. (a)	4,979	122,483
Lumentum Holdings, Inc. (a)	8,513	492,903
Pure Storage, Inc. Class A (a)	10,787	257,593

		1,174,674

Semiconductors — 1.9%
Cabot Microelectronics Corp.	1,464	157,468
Entegris, Inc.	13,466	456,497
Inphi Corp. (a)	6,980	227,618

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integrated Device Technology, Inc. (a)	4,747	$151,334
Lattice Semiconductor Corp. (a)	49,551	325,055
MACOM Technology Solutions Holdings, Inc. (a)	7,104	163,676
Marvell Technology Group Ltd.	48,648	1,043,013
Maxim Integrated Products, Inc.	9,863	578,564
MaxLinear, Inc. (a)	5,207	81,177
Microchip Technology, Inc.	22,193	2,018,453
MKS Instruments, Inc.	1,115	106,706
Monolithic Power Systems, Inc.	600	80,202
Qorvo, Inc. (a)	3,276	262,637
Rudolph Technologies, Inc. (a)	3,550	105,080
Silicon Laboratories, Inc. (a)	1,414	140,834
Skyworks Solutions, Inc.	4,887	472,329
Synaptics, Inc. (a)	1,001	50,420
Xilinx, Inc.	13,880	905,809

		7,326,872

Software — 5.5%
2U, Inc. (a)	3,392	283,436
Adyen Nv (a) (d)	32	17,629
athenahealth, Inc. (a)	4,391	698,784
Atlassian Corp. PLC Class A (a)	24,587	1,537,179
Avalara, Inc. (a)	1,649	88,007
Black Knight, Inc. (a)	37,979	2,033,775
CDK Global, Inc.	7,641	497,047
Ceridian HCM Holding, Inc. (a)	3,021	100,267
Cision Ltd. (a)	23,785	355,586
Computer Modelling Group Ltd.	29,171	224,111
Coupa Software, Inc. (a)	16,854	1,048,993
CyberArk Software Ltd. (a)	3,540	222,878
The Descartes Systems Group, Inc. (a)	25,680	834,600
DocuSign, Inc. (a)	401	21,233
Dropbox, Inc. (a)	878	28,465
Electronic Arts, Inc. (a)	1,614	227,606
Envestnet, Inc. (a)	601	33,025
Fidelity National Information Services, Inc.	5,725	607,022
Fiserv, Inc. (a)	16,376	1,213,298
Five9, Inc. (a)	10,924	377,643
GreenSky, Inc. (a)	4,706	99,532
Guidewire Software, Inc. (a)	11,171	991,761
Instructure, Inc. (a)	1,602	68,165
MSCI, Inc.	2,333	385,948
Paycom Software, Inc. (a)	400	39,532
PDF Solutions, Inc. (a)	10,934	130,989
Pluralsight, Inc. Class A (a)	4,072	99,560
RealPage, Inc. (a)	14,521	800,107
Red Hat, Inc. (a)	4,575	614,743
Rosetta Stone, Inc. (a)	5,760	92,333
ServiceNow, Inc. (a)	842	145,220
Splunk, Inc. (a)	2,541	251,839
SS&C Technologies Holdings, Inc	34,370	1,783,803
Tableau Software, Inc. Class A (a)	23,488	2,295,952

	Number of Shares	Value
The Ultimate Software Group, Inc. (a)	2,963	$762,410
Veeva Systems, Inc. Class A (a)	4,868	374,154
Workday, Inc. Class A (a)	8,079	978,528
Workiva, Inc. (a)	2,537	61,903
Zynga, Inc. Class A (a)	67,688	275,490

		20,702,553

		29,204,099

Utilities — 3.4%
Electric — 2.2%
El Paso Electric Co.	3,986	235,573
Entergy Corp.	5,345	431,823
FirstEnergy Corp.	73,480	2,638,667
MGE Energy, Inc.	927	58,447
NorthWestern Corp.	4,817	275,773
NRG Energy, Inc.	11,547	354,493
PG&E Corp.	33,801	1,438,571
PNM Resources, Inc.	22,679	882,213
Portland General Electric Co.	4,929	210,764
SCANA Corp.	18,996	731,726
Sempra Energy	5,214	605,397
Vistra Energy Corp. (a)	29,891	707,221

		8,570,668

Gas — 1.0%
Atmos Energy Corp.	7,874	709,763
Chesapeake Utilities Corp.	7,324	585,554
ONE Gas, Inc.	15,841	1,183,956
RGC Resources, Inc.	1,635	47,709
South Jersey Industries, Inc.	14,219	475,910
Southwest Gas Holdings, Inc.	9,079	692,455

		3,695,347

Water — 0.2%
California Water Service Group	11,011	428,878
Middlesex Water Co.	3,739	157,674
SJW Group	882	58,406

		644,958

		12,910,973

TOTAL COMMON STOCK (Cost $340,615,218)		353,489,680

CONVERTIBLE PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Bunge Ltd. 4.875%	2,190	236,520

Utilities — 0.0%
Gas — 0.0%
South Jersey Industries, Inc. 7.250%	1,441	78,448

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $313,803)		314,968

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.3%
Communications — 0.0%
Internet — 0.0%
A Place For Rover, Inc. (a) (b) (c)	14,208	$106,965

Consumer, Cyclical — 0.0%
Internet — 0.0%
Framebridge, Inc. Series C (a) (b) (c)	17,111	59,454

Consumer, Non-cyclical — 0.1%
Cosmetics & Personal Care — 0.1%
JAND, Inc. Series E (a) (b) (c)	8,802	134,767

Foods — 0.0%
Sweetgreen, Inc. (a) (b) (c)	3,977	35,793

Healthcare-Services — 0.0%
Doximity, Inc. Series C, Convertible (a) (b) (c)	1,767	7,616
Tempus Labs, Inc. (a) (b) (c)	2,275	21,326

		28,942

		199,502

Industrial — 0.1%
Electronics — 0.1%
Sartorius AG 0.350%	2,423	361,967

Technology — 0.1%
Computers — 0.0%
Mesosphere, Inc. Series D, Convertible (a) (b) (c)	6,566	72,584

Internet — 0.0%
Jetclosing, Inc. (a) (b) (c)	11,678	22,782

Software — 0.1%
Checkr, Inc. Series C (a) (b) (c)	7,811	106,628
Toast, Inc. (a) (b) (c)	12,463	215,697

		322,325

		417,691

TOTAL PREFERRED STOCK (Cost $1,097,166)		1,145,579

TOTAL EQUITIES (Cost $342,026,187)		354,950,227

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Retail — 0.0%
Blue Nile, Inc. Term Loan, 1 mo. LIBOR + 6.001% 0.000% VRN 7/31/18	$38,974	39,169

	Principal Amount	Value
Transportation — 0.0%
Uber Technologies, 2018 Term Loan, 1 mo. LIBOR + 8.594% 5.000% VRN 7/05/18	$45,000	$45,094

TOTAL BANK LOANS (Cost $84,339)		84,263

TOTAL BONDS & NOTES (Cost $84,339)		84,263

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (b) (c)	1,800	3,402

TOTAL RIGHTS (Cost $5,677)		3,402

MUTUAL FUNDS — 5.1%

Diversified Financial Services — 5.1%
T. Rowe Price Government Reserve Investment Fund	19,259,701	19,259,701

TOTAL MUTUAL FUNDS (Cost $19,259,701)		19,259,701

TOTAL LONG-TERM INVESTMENTS (Cost $361,375,904)		374,297,593

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$3,745,395	3,745,395

TOTAL SHORT-TERM INVESTMENTS (Cost $3,745,395)		3,745,395

TOTAL INVESTMENTS — 99.8% (Cost $365,121,299) (f)		378,042,988

Other Assets/(Liabilities) — 0.2%		787,428

NET ASSETS — 100.0%		$378,830,416

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $1,073,311 or 0.28% of net assets.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $159,383 or 0.04% of net assets.

(e)

Maturity value of $3,745,688. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $3,821,001.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.5%
Pass-Through Securities — 3.5%
Government National Mortgage Association II Pool #MA3596 3.000% 4/20/46	$67,067	$65,862
Pool #MA4068 3.000% 11/20/46	55,985	54,892
Pool #MA4452 4.000% 5/20/47	66,938	68,740
Pool #MA4511 4.000% 6/20/47	83,596	85,794
Pool #MA4720 4.000% 9/20/47	57,490	58,983
Pool #MA5068 4.000% 3/20/48	173,918	176,751
Pool #MA4588 4.500% 7/20/47	649,057	675,983
Pool #MA4781 5.000% 10/20/47	325,216	342,696
Pool #MA4840 5.000% 11/20/47	223,323	235,326
Pool #MA4903 5.000% 12/20/47	136,566	143,864
Government National Mortgage Association II TBA Pool #1207 4.500% 5/30/47 (a)	330,000	342,968
Pool #1486 5.000% 11/30/38 (a)	925,000	970,889

		3,222,748

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,195,797)		3,222,748

U.S. TREASURY OBLIGATIONS — 94.8%
U.S. Treasury Bonds & Notes — 94.8%
U.S. Treasury Bond 2.250% 8/15/46	4,405,000	3,790,984
2.500% 2/15/45	4,230,000	3,854,125
2.500% 2/15/46	4,300,000	3,907,759
2.500% 5/15/46	3,945,000	3,582,492
2.750% 8/15/42	2,300,000	2,211,306
2.750% 8/15/47	3,940,000	3,758,083
2.750% 11/15/47	4,860,000	4,635,377
2.875% 8/15/45	4,125,000	4,040,566
3.000% 5/15/42	2,175,000	2,186,317
3.000% 11/15/44	3,450,000	3,461,374
3.000% 5/15/45	3,500,000	3,510,937
3.000% 11/15/45	1,800,000	1,805,541
3.000% 5/15/47 (b)	3,700,000	3,709,250
3.125% 11/15/41	1,785,000	1,832,693
3.125% 2/15/42	1,495,000	1,534,711
3.125% 2/15/43	2,680,000	2,748,507
3.125% 8/15/44	3,430,000	3,519,126
3.125% 5/15/48	1,135,000	1,166,195
3.375% 5/15/44	3,200,000	3,426,150
3.500% 2/15/39	2,420,000	2,634,813
3.625% 8/15/43	2,900,000	3,229,241
3.625% 2/15/44	3,400,000	3,790,575

	Principal Amount	Value
3.750% 11/15/43	$3,000,000	$3,408,422
4.250% 11/15/40	2,300,000	2,786,989
4.375% 5/15/40	2,400,000	2,951,362
4.375% 5/15/41	1,500,000	1,851,539
4.500% 2/15/36	1,300,000	1,589,148
4.625% 2/15/40	2,230,000	2,829,034
4.750% 2/15/37	700,000	886,889
5.375% 2/15/31	1,350,000	1,705,852
U.S. Treasury Note 5.500% 8/15/28	685,000	843,171

		87,188,528

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,339,962)		87,188,528

TOTAL BONDS & NOTES (Cost $88,535,759)		90,411,276

TOTAL LONG-TERM INVESTMENTS (Cost $88,535,759)		90,411,276

SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	2,369,109	2,369,109

TOTAL SHORT-TERM INVESTMENTS (Cost $2,369,109)		2,369,109

TOTAL INVESTMENTS — 100.9% (Cost $90,904,868) (d)		92,780,385

Other Assets/(Liabilities) — (0.9)%		(866,274)

NET ASSETS — 100.0%		$91,914,111

FORWARD SALE COMMITMENT — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (0.1)%
Pass-Through Securities — (0.1)%
Government National Mortgage Association II TBA(a) 3.000% 4/30/47	(130,000)	$(127,156)

TOTAL FORWARD SALES COMMITMENT (Cost $(126,303))		$(127,156)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

Abbreviation Legend

TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)

Maturity value of $2,369,294. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $2,417,669.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Long Bond	9/19/18	1	$142,836	$2,164
U.S. Treasury Note Ultra 10 Year	9/19/18	3	385,364	(661)
U.S. Treasury Ultra Bond	9/19/18	5	777,547	20,266

				$21,769

Futures Contracts — Short
U.S. Treasury Note 10 Year	9/19/18	3	$(358,215)	$(2,348)
U.S. Treasury Note 5 Year	9/28/18	2	(226,309)	(925)

				$(3,273)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 37.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	586,085	$5,714,329
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	41,070	438,213
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	294,589	3,216,911
MM S&P 500 Index Fund, Class I (a) (b)	477,242	9,077,140

		18,446,593

Fixed Income Funds — 62.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	962,888	9,551,850
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	155,737	1,476,385
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,471,267	14,845,088
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	128,260	1,324,924
State Street Institutional U.S. Government Money Market Fund	435,127	435,127
T. Rowe Price Dynamic Global Bond Fund, Class I	167,881	1,636,838
T. Rowe Price Institutional Floating Rate Fund	64,465	640,778
T. Rowe Price Institutional High Yield Fund	102,848	889,639

		30,800,629

TOTAL MUTUAL FUNDS (Cost $49,401,009)		49,247,222

TOTAL LONG-TERM INVESTMENTS (Cost $49,401,009)		49,247,222

TOTAL INVESTMENTS — 100.0% (Cost $49,401,009) (c)		49,247,222

Other Assets/(Liabilities) — (0.0)%		(13,452)

NET ASSETS — 100.0%		$49,233,770

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 34.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	97,662	$952,202
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	6,633	70,775
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	47,385	517,439
MM S&P 500 Index Fund, Class I (a) (b)	77,384	1,471,845

		3,012,261

Fixed Income Funds — 65.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	249,391	2,473,960
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	42,607	403,917
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	159,526	1,609,616
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	31,657	327,017
State Street Institutional U.S. Government Money Market Fund	97,791	97,791
T. Rowe Price Dynamic Global Bond Fund, Class I	41,536	404,973
T. Rowe Price Institutional Floating Rate Fund	14,250	141,640
T. Rowe Price Institutional High Yield Fund	28,861	249,647

		5,708,561

TOTAL MUTUAL FUNDS (Cost $8,734,815)		8,720,822

TOTAL LONG-TERM INVESTMENTS (Cost $8,734,815)		8,720,822

TOTAL INVESTMENTS — 99.9% (Cost $8,734,815) (c)		8,720,822

Other Assets/(Liabilities) — 0.1%		7,678

NET ASSETS — 100.0%		$8,728,500

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 39.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	1,050,575	$10,243,105
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	72,620	774,858
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	517,621	5,652,418
MM S&P 500 Index Fund, Class I (a) (b)	851,676	16,198,881

		32,869,262

Fixed Income Funds — 60.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,206,014	21,883,664
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	365,020	3,460,393
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,324,704	13,366,268
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	301,059	3,109,941
State Street Institutional U.S. Government Money Market Fund	1,183,042	1,183,042
T. Rowe Price Dynamic Global Bond Fund, Class I	346,705	3,380,370
T. Rowe Price Institutional Floating Rate Fund	127,385	1,266,210
T. Rowe Price Institutional High Yield Fund	224,118	1,938,620

		49,588,508

TOTAL MUTUAL FUNDS (Cost $82,891,218)		82,457,770

TOTAL LONG-TERM INVESTMENTS (Cost $82,891,218)		82,457,770

TOTAL INVESTMENTS — 100.0% (Cost $82,891,218) (c)		82,457,770

Other Assets/(Liabilities) — (0.0)%		(29,541)

NET ASSETS — 100.0%		$82,428,229

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 47.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	880,719	$8,587,011
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	326,544	3,409,124
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	60,780	648,521
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	430,988	4,706,391
MM S&P 500 Index Fund, Class I (a) (b)	530,965	10,098,954

		27,450,001

Fixed Income Funds — 53.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	1,432,541	14,210,803
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	220,902	2,094,152
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	746,806	7,535,274
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	212,055	2,190,526
State Street Institutional U.S. Government Money Market Fund	897,293	897,293
T. Rowe Price Dynamic Global Bond Fund, Class I	212,504	2,071,917
T. Rowe Price Institutional Floating Rate Fund	78,225	777,560
T. Rowe Price Institutional High Yield Fund	132,643	1,147,362

		30,924,887

TOTAL MUTUAL FUNDS (Cost $58,704,079)		58,374,888

TOTAL LONG-TERM INVESTMENTS (Cost $58,704,079)		58,374,888

TOTAL INVESTMENTS — 100.0% (Cost $58,704,079) (c)		58,374,888

Other Assets/(Liabilities) — (0.0)%		(13,204)

NET ASSETS — 100.0%		$58,361,684

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 56.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	8,931,677	$87,083,846
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	5,266,504	54,982,299
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	624,785	6,666,454
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	4,390,364	47,942,777
MM S&P 500 Index Fund, Class I (a) (b)	4,254,474	80,920,091

		277,595,467

Fixed Income Funds — 43.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	10,562,264	104,777,655
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	1,549,765	14,691,772
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	3,826,217	38,606,534
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	1,740,783	17,982,288
State Street Institutional U.S. Government Money Market Fund	5,808,986	5,808,986
T. Rowe Price Dynamic Global Bond Fund, Class I	1,761,391	17,173,560
T. Rowe Price Institutional Floating Rate Fund	633,633	6,298,314
T. Rowe Price Institutional High Yield Fund	969,998	8,390,479

		213,729,588

TOTAL MUTUAL FUNDS (Cost $494,650,103)		491,325,055

TOTAL LONG-TERM INVESTMENTS (Cost $494,650,103)		491,325,055

TOTAL INVESTMENTS — 100.0% (Cost $494,650,103) (c)		491,325,055

Other Assets/(Liabilities) — (0.0)%		(227,285)

NET ASSETS — 100.0%		$491,097,770

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 64.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	5,298,982	$51,665,070
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	4,347,838	45,391,430
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	365,446	3,899,314
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,603,331	28,428,379
MM S&P 500 Index Fund, Class I (a) (b)	1,827,465	34,758,386

		164,142,579

Fixed Income Funds — 35.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	4,665,197	46,278,757
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	616,713	5,846,438
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,099,917	11,098,167
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	865,963	8,945,402
State Street Institutional U.S. Government Money Market Fund	3,870,481	3,870,481
T. Rowe Price Dynamic Global Bond Fund, Class I	766,641	7,474,752
T. Rowe Price Institutional Floating Rate Fund	268,324	2,667,142
T. Rowe Price Institutional High Yield Fund	367,879	3,182,151

		89,363,290

TOTAL MUTUAL FUNDS (Cost $255,399,417)		253,505,869

TOTAL LONG-TERM INVESTMENTS (Cost $255,399,417)		253,505,869

TOTAL INVESTMENTS — 100.0% (Cost $255,399,417) (c)		253,505,869

Other Assets/(Liabilities) — (0.0)%		(94,580)

NET ASSETS — 100.0%		$253,411,289

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 72.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	17,111,845	$166,840,494
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	16,766,366	175,040,862
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	1,186,420	12,659,102
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	8,373,731	91,441,140
MM S&P 500 Index Fund, Class I (a) (b)	4,411,629	83,909,182

		529,890,780

Fixed Income Funds — 27.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	11,197,066	111,074,898
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	1,388,035	13,158,575
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,474,008	14,872,746
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	2,281,475	23,567,637
State Street Institutional U.S. Government Money Market Fund	8,566,453	8,566,453
T. Rowe Price Dynamic Global Bond Fund, Class I	1,852,697	18,063,792
T. Rowe Price Institutional Floating Rate Fund	592,624	5,890,681
T. Rowe Price Institutional High Yield Fund	773,075	6,687,101

		201,881,883

TOTAL MUTUAL FUNDS (Cost $737,667,631)		731,772,663

TOTAL LONG-TERM INVESTMENTS (Cost $737,667,631)		731,772,663

TOTAL INVESTMENTS — 100.0% (Cost $737,667,631) (c)		731,772,663

Other Assets/(Liabilities) — (0.0)%		(332,648)

NET ASSETS — 100.0%		$731,440,015

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 79.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	5,794,027	$56,491,764
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	6,437,421	67,206,674
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	398,388	4,250,801
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,845,436	31,072,156
MM S&P 500 Index Fund, Class I (a) (b)	1,112,092	21,151,997

		180,173,392

Fixed Income Funds — 20.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,770,277	27,481,143
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	306,626	2,906,811
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	655,528	6,771,601
State Street Institutional U.S. Government Money Market Fund	3,102,041	3,102,041
T. Rowe Price Dynamic Global Bond Fund, Class I	416,260	4,058,532
T. Rowe Price Institutional Floating Rate Fund	127,159	1,263,966
T. Rowe Price Institutional High Yield Fund	151,451	1,310,056

		46,894,150

TOTAL MUTUAL FUNDS (Cost $228,986,524)		227,067,542

TOTAL LONG-TERM INVESTMENTS (Cost $228,986,524)		227,067,542

TOTAL INVESTMENTS — 100.0% (Cost $228,986,524) (c)		227,067,542

Other Assets/(Liabilities) — (0.0)%		(88,050)

NET ASSETS — 100.0%		$226,979,492

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 84.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	14,565,731	$142,015,873
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	17,533,572	183,050,492
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	1,004,236	10,715,196
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	7,166,450	78,257,630
MM S&P 500 Index Fund, Class I (a) (b)	2,085,253	39,661,513

		453,700,704

Fixed Income Funds — 15.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	4,875,860	48,368,535
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	460,080	4,361,557
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	1,381,126	14,267,033
State Street Institutional U.S. Government Money Market Fund	5,472,285	5,472,285
T. Rowe Price Dynamic Global Bond Fund, Class I	785,642	7,660,009
T. Rowe Price Institutional Floating Rate Fund	220,041	2,187,207
T. Rowe Price Institutional High Yield Fund	167,286	1,447,026

		83,763,652

TOTAL MUTUAL FUNDS (Cost $542,113,625)		537,464,356

TOTAL LONG-TERM INVESTMENTS (Cost $542,113,625)		537,464,356

TOTAL INVESTMENTS — 100.0% (Cost $542,113,625) (c)		537,464,356

Other Assets/(Liabilities) — (0.0)%		(222,456)

NET ASSETS — 100.0%		$537,241,900

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	5,029,001	$49,032,758
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	6,255,063	65,302,861
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	345,319	3,684,558
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,477,108	27,050,018
MM S&P 500 Index Fund, Class I (a) (b)	617,998	11,754,325

		156,824,520

Fixed Income Funds — 12.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	1,298,282	12,878,961
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	106,314	1,007,857
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	400,833	4,140,605
State Street Institutional U.S. Government Money Market Fund	1,677,383	1,677,383
T. Rowe Price Dynamic Global Bond Fund, Class I	208,396	2,031,862
T. Rowe Price Institutional Floating Rate Fund	56,555	562,159
T. Rowe Price Institutional High Yield Fund	25,755	222,782

		22,521,609

TOTAL MUTUAL FUNDS (Cost $180,919,291)		179,346,129

TOTAL LONG-TERM INVESTMENTS (Cost $180,919,291)		179,346,129

TOTAL INVESTMENTS — 100.0% (Cost $180,919,291) (c)		179,346,129

Other Assets/(Liabilities) — (0.0)%		(71,189)

NET ASSETS — 100.0%		$179,274,940

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	8,523,095	$83,100,172
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	10,596,931	110,631,957
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	584,982	6,241,760
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	4,194,532	45,804,291
MM S&P 500 Index Fund, Class I (a) (b)	1,047,059	19,915,055

		265,693,235

Fixed Income Funds — 12.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,172,105	21,547,281
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	181,917	1,724,576
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	678,858	7,012,598
State Street Institutional U.S. Government Money Market Fund	2,858,755	2,858,755
T. Rowe Price Dynamic Global Bond Fund, Class I	356,972	3,480,479
T. Rowe Price Institutional Floating Rate Fund	94,881	943,118
T. Rowe Price Institutional High Yield Fund	44,543	385,299

		37,952,106

TOTAL MUTUAL FUNDS (Cost $306,303,157)		303,645,341

TOTAL LONG-TERM INVESTMENTS (Cost $306,303,157)		303,645,341

TOTAL INVESTMENTS — 100.0% (Cost $306,303,157) (c)		303,645,341

Other Assets/(Liabilities) — (0.0)%		(116,944)

NET ASSETS — 100.0%		$303,528,397

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 87.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	2,496,165	$24,337,607
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	3,105,880	32,425,390
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	171,084	1,825,466
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	1,228,038	13,410,179
MM S&P 500 Index Fund, Class I (a) (b)	306,418	5,828,072

		77,826,714

Fixed Income Funds — 12.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	638,461	6,333,533
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	50,520	478,928
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	199,610	2,061,973
State Street Institutional U.S. Government Money Market Fund	879,106	879,106
T. Rowe Price Dynamic Global Bond Fund, Class I	103,353	1,007,690
T. Rowe Price Institutional Floating Rate Fund	26,990	268,277
T. Rowe Price Institutional High Yield Fund	12,532	108,405

		11,137,912

TOTAL MUTUAL FUNDS (Cost $89,735,954)		88,964,626

TOTAL LONG-TERM INVESTMENTS (Cost $89,735,954)		88,964,626

TOTAL INVESTMENTS — 100.0% (Cost $89,735,954) (c)		88,964,626

Other Assets/(Liabilities) — (0.0)%		(22,825)

NET ASSETS — 100.0%		$88,941,801

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 87.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	234,622	$2,287,568
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	290,909	3,037,088
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	16,001	170,732
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	115,084	1,256,721
MM S&P 500 Index Fund, Class I (a) (b)	28,647	544,872

		7,296,981

Fixed Income Funds — 12.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	59,901	594,221
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	4,754	45,072
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	18,690	193,063
State Street Institutional U.S. Government Money Market Fund	102,255	102,255
T. Rowe Price Dynamic Global Bond Fund, Class I	8,329	81,210
T. Rowe Price Institutional Floating Rate Fund	2,188	21,748
T. Rowe Price Institutional High Yield Fund	1,026	8,876

		1,046,445

TOTAL MUTUAL FUNDS (Cost $8,412,499)		8,343,426

TOTAL LONG-TERM INVESTMENTS (Cost $8,412,499)		8,343,426

TOTAL INVESTMENTS — 99.9% (Cost $8,412,499) (c)		8,343,426

Other Assets/(Liabilities) — 0.1%		6,078

NET ASSETS — 100.0%		$8,349,504

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund (the “MM RetireSMART Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Barings Funds (which are advised by Barings LLC, a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “MM RetireSMART Underlying Funds”). The assets of each of the MM RetireSMART Funds are diversified and a shareholder’s interest is limited to the MM RetireSMART Underlying Funds in which the shares are invested.

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets in a diversified portfolio of other stock and bond series of both the Trust and T. Rowe Price Funds that represent various asset classes and sectors (together, the “MM Select T. Rowe Price Underlying Funds”). The assets of each of the MM T. Rowe Price Retirement Funds are diversified and a shareholder’s interest is limited to the MM Select T. Rowe Price Underlying Funds in which the shares are invested. The MM RetireSMART Underlying Funds and the MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2018, BlackRock Global Allocation Fund’s net assets were approximately $583,572,445, of which approximately $16,558,741 or approximately 2.84%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, MM RetireSMART 2060 Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally

Notes to Portfolio of Investments (Unaudited) (Continued)

determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i)    recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i)    future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i)    audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2018. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, MM RetireSMART 2060 Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund characterized all long-term investments at Level 1, as of June 30, 2018. The Bond and Income Asset Fund characterized all investments at Level 2, as of June 30, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$446,573	$-		$446,573
Corporate Debt	-	263,251,085	-		263,251,085
Municipal Obligations	-	15,145,286	-		15,145,286
Non-U.S. Government Agency Obligations	-	117,763,014	-		117,763,014
U.S. Government Agency Obligations and Instrumentalities	-	268,533,395	-		268,533,395
U.S. Treasury Obligations	-	211,810,213	-		211,810,213
Short-Term Investments	-	82,479,113	-		82,479,113

Total Investments	$-	$959,428,679	$-		$959,428,679

Asset Derivatives
Forward Contracts	$-	$384,573	$-		$384,573
Futures Contracts	489,807	-	-		489,807

Total	$489,807	$384,573	$-		$874,380

Liability Derivatives
Futures Contracts	$(113,552)	$-	$-		$(113,552)

Strategic Bond Fund
Asset Investments
Preferred Stock	$126,015	$-	$-		$126,015
Bank Loans	-	26,633,581	-		26,633,581
Corporate Debt	-	145,122,095	-		145,122,095
Municipal Obligations	-	189,238	-		189,238
Non-U.S. Government Agency Obligations	-	87,212,905	688,276	**	87,901,181
Sovereign Debt Obligations	-	33,033,648	-		33,033,648
U.S. Government Agency Obligations and Instrumentalities	-	150,092,119	-		150,092,119
U.S. Treasury Obligations	-	127,139,328	-		127,139,328
Purchased Options	166,359	564,364	-		730,723
Short-Term Investments	-	43,020,912	-		43,020,912

Total Investments	$292,374	$613,008,190	$688,276		$613,988,840

Asset Derivatives
Forward Contracts	$-	$1,162,234	$-		$1,162,234
Futures Contracts	951,067	-	-		951,067
Swap Agreements	-	793,581	-		793,581

Total	$951,067	$1,955,815	$-		$2,906,882

Liability Derivatives
Forward Contracts	$-	$(2,509,976)	$-		$(2,509,976)
Futures Contracts	(1,223,409)	-	-		(1,223,409)
Swap Agreements	-	(1,487,296)	-		(1,487,296)
Written Options	(394,188)	(126,559)	-		(520,747)

Total	$(1,617,597)	$(4,123,831)	$-		$(5,741,428)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Australia	$-	$46,506	$-	$46,506
Belgium	-	2,419,180	-	2,419,180
Bermuda	-	435,328	-	435,328
Brazil	2,644,582	-	-	2,644,582
Canada	4,102,315	-	-	4,102,315
Cayman Islands	3,930,701	3,942,203	-	7,872,904
China	-	75,922	-	75,922
Czech Republic	-	262,616	-	262,616
Denmark	-	12,463	-	12,463
Finland	-	15,512	-	15,512
France	1,987,591	12,419,555	-	14,407,146
Germany	-	8,929,041	-	8,929,041
Hong Kong	-	3,940,248	-	3,940,248
India	-	8,367,942	-	8,367,942
Indonesia	-	313,104	-	313,104
Ireland	337,129	-	-	337,129
Israel	6,154	-	-	6,154
Italy	-	5,173,256	-	5,173,256
Japan	-	48,759,227	-	48,759,227
Liberia	48,174	-	-	48,174
Luxembourg	-	1,489	-	1,489
Malaysia	-	83,882	-	83,882
Mexico	18,108	-	-	18,108
Netherlands	840,824	8,703,012	-	9,543,836
Norway	-	3,979	-	3,979
Panama	11,806	-	-	11,806
Poland	-	12,470	-	12,470
Portugal	-	502,817	-	502,817
Republic of Korea	-	4,318,137	-	4,318,137
Singapore	-	1,366,942	-	1,366,942
South Africa	-	11,664	-	11,664
Spain	-	1,844,812	-	1,844,812
Sweden	-	43,256	-	43,256
Switzerland	1,317,070	6,597,423	-	7,914,493
Taiwan	-	4,422,366	-	4,422,366
Thailand	863,206	211,028	-	1,074,234
Turkey	-	8,168	-	8,168
United Kingdom	4,562,894	12,377,175	-	16,940,069
United States	176,834,358	2,030,722	744	178,865,824
Preferred Stock*
Brazil	7,607	-	-	7,607
Italy	-	30,221	-	30,221
Republic of Korea	-	6,744	-	6,744
United States	1,794,681	2,037,325	4,176,166	8,008,172
Bank Loans	-	967,718	-	967,718
Corporate Debt	-	17,125,571	2,278,830	19,404,401
Sovereign Debt Obligations	-	33,479,368	-	33,479,368
U.S. Treasury Obligations	-	106,240,627	-	106,240,627
Mutual Funds	15,218,653	-	-	15,218,653
Purchased Options	238	1,357,523	-	1,357,761

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Warrants	$-	$-	+	$-		$-
Rights	182	-		-	+	182
Short-Term Investments	-	80,004,892		-		80,004,892

Total Investments	$214,526,273	$378,901,434		$6,455,740		$599,883,447

Liability Investments
Equity Sold Short	$(1,807,432)	$-		$-		$(1,807,432)

Asset Derivatives
Forward Contracts	$-	$647,537		$-		$647,537
Futures Contracts	43,512	-		-		43,512
Swap Agreements	-	1,023,643		-		1,023,643

Total	$43,512	$1,671,180		$-		$1,714,692

Liability Derivatives
Forward Contracts	$-	$(1,667,750)		$-		$(1,667,750)
Swap Agreements	-	(654,962)		-		(654,962)
Written Options	-	(2,083,811)		-		(2,083,811)

Total	$-	$(4,406,523)		$-		$(4,406,523)

Diversified Value Fund
Asset Investments
Common Stock	$421,147,905	$7,710,452	*	$-		$428,858,357
Preferred Stock	4,214,946	-		-		4,214,946
Rights	-	-		-	+**	-
Mutual Funds	4,200,759	-		-		4,200,759
Short-Term Investments	-	4,502,543		-		4,502,543

Total Investments	$429,563,610	$12,212,995		$-		$441,776,605

Fundamental Value Fund
Asset Investments
Common Stock	$1,132,685,640	$16,573,321	*	$-		$1,149,258,961
Short-Term Investments	-	25,852,780		-		25,852,780

Total Investments	$1,132,685,640	$42,426,101		$-		$1,175,111,741

S&P 500 Index Fund
Asset Investments
Common Stock	$3,365,113,133	$-		$-		$3,365,113,133
Short-Term Investments	-	47,635,281		-		47,635,281

Total Investments	$3,365,113,133	$47,635,281		$-		$3,412,748,414

Liability Derivatives
Futures Contracts	$(951,656)	$-		$-		$(951,656)

Equity Opportunities Fund
Asset Investments
Common Stock	$607,276,567	$28,139,513	*	$-		$635,416,080
Preferred Stock	5,604,537	-		-		5,604,537
Mutual Funds	1,014	-		-		1,014
Short-Term Investments	-	15,604,428		-		15,604,428

Total Investments	$612,882,118	$43,743,941		$-		$656,626,059

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Fundamental Growth Fund
Asset Investments
Common Stock	$156,890,399	$601,279	*	$-		$157,491,678
Mutual Funds	2,599,377	-		-		2,599,377
Short-Term Investments	-	806,535		-		806,535

Total Investments	$159,489,776	$1,407,814		$-		$160,897,590

Blue Chip Growth Fund
Asset Investments
Common Stock	$2,686,537,666	$65,430,575	*	$-		$2,751,968,241
Preferred Stock	-	-		3,358,253	**	3,358,253
Mutual Funds	1,035	-		-		1,035
Short-Term Investments	-	19,479,127		-		19,479,127

Total Investments	$2,686,538,701	$84,909,702		$3,358,253		$2,774,806,656

Mid-Cap Value Fund
Asset Investments
Common Stock	$83,405,899	$2,137,593	*	$-		$85,543,492
Mutual Funds	1,497,516	-		-		1,497,516
Short-Term Investments	-	2,679,670		-		2,679,670

Total Investments	$84,903,415	$4,817,263		$-		$89,720,678

Asset Derivatives
Forwards Contracts	$-	$11,878		$-		$11,878

Liability Derivatives
Forwards Contracts	$-	$(8,957)		$-		$(8,957)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$114,710,407	$2,618,165	*	$-	+**	$117,328,572
Short-Term Investments	-	2,179,240		-		2,179,240

Total Investments	$114,710,407	$4,797,405		$-		$119,507,812

Small Company Value Fund
Asset Investments
Common Stock	$231,960,906	$43,680	*	$-	+**	$232,004,586
Warrants	16,302	-		-		16,302
Mutual Funds	8,951,740	-		-		8,951,740
Short-Term Investments	-	2,833,137		-		2,833,137

Total Investments	$240,928,948	$2,876,817		$-		$243,805,765

Liability Derivatives
Futures Contracts	$(19,155)	$-		$-		$(19,155)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$482,177,443	$-		$-		$482,177,443
Mutual Funds	16,845,998	-		-		16,845,998
Short-Term Investments	-	9,102,156		-		9,102,156

Total Investments	$499,023,441	$9,102,156		$-		$508,125,597

Liability Derivatives
Futures Contracts	$(190,570)	$-		$-		$(190,570)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$307,785,205	$-	$-	+**	$307,785,205
Rights	-	-	55,694	**	55,694
Mutual Funds	24,722,559	-	-		24,722,559
Short-Term Investments	-	8,683,998	-		8,683,998

Total Investments	$332,507,764	$8,683,998	$55,694		$341,247,456

Liability Derivatives
Futures Contracts	$(174,730)	$-	$-		$(174,730)

Mid Cap Growth Fund
Asset Investments
Common Stock	$6,847,784,334	$5,898,754	$9,405,715	**	$6,863,088,803
Preferred Stock	-	-	12,811,402	**	12,811,402
Mutual Funds	374,050,165	-	-		374,050,165
Short-Term Investments	-	236,554,750	-		236,554,750

Total Investments	$7,221,834,499	$242,453,504	$22,217,117		$7,486,505,120

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$589,340,096	$287,371	$664,751	**	$590,292,218
Preferred Stock	-	2,651,755	1,266,209	**	3,917,964
Rights	-	-	38,235	**	38,235
Mutual Funds	41,762,647	-	-		41,762,647
Short-Term Investments	-	8,158,841	-		8,158,841

Total Investments	$631,102,743	$11,097,967	$1,969,195		$644,169,905

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$15,251,953	$-		$15,251,953
Austria	-	540,996	-		540,996
Belgium	-	2,407,396	-		2,407,396
Bermuda	-	789,336	-		789,336
Cayman Islands	107,660	1,430,319	-		1,537,979
Denmark	-	3,674,816	-		3,674,816
Finland	-	2,296,756	-		2,296,756
France	466,635	22,165,250	-		22,631,885
Germany	57,337	19,883,946	-		19,941,283
Hong Kong	-	5,668,130	-		5,668,130
Ireland	-	1,441,924	-		1,441,924
Israel	555,413	613,100	-		1,168,513
Italy	-	4,270,330	-		4,270,330
Japan	-	53,371,940	-		53,371,940
Luxembourg	-	742,277	-		742,277
Mauritius	-	26,277	-		26,277
Netherlands	1,101,965	8,994,063	-		10,096,028
New Zealand	-	464,283	-		464,283
Norway	-	1,635,395	-		1,635,395
Papua New Guinea	-	141,134	-		141,134

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Portugal	$- +	$353,028	$-		$353,028
Singapore	-	2,813,702	-		2,813,702
Spain	-	6,786,648	-		6,786,648
Sweden	165,332	5,488,462	-		5,653,794
Switzerland	-	17,449,841	-		17,449,841
United Kingdom	139,309	39,534,812	-		39,674,121
Preferred Stock*
Germany	-	1,221,149	-		1,221,149
Italy	-	109,498	-		109,498
Mutual Funds	2,829,611	-	-		2,829,611
Rights	15,718	-	-	+**	15,718
Short-Term Investments	-	1,451,186	-		1,451,186

Total Investments	$5,438,980	$221,017,947	$-		$226,456,927

Asset Derivatives
Forwards Contracts	$-	$6,818	$-		$6,818
Futures Contracts	6,307	-	-		6,307

Total	$6,307	$6,818	$-		$13,125

Liability Derivatives
Forwards Contracts	$-	$(20,351)	$-		$(20,351)
Futures Contracts	(48,658)	-	-		(48,658)

Total	$(48,658)	$(20,351)	$-		$(69,009)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$8,662,401	$-		$8,662,401
Belgium	-	3,837,352	-		3,837,352
Brazil	1,839,286	-	-		1,839,286
Canada	15,426,261	-	-		15,426,261
Cayman Islands	6,236,277	-	-		6,236,277
Denmark	-	8,576,099	-		8,576,099
France	-	83,672,638	-		83,672,638
Germany	-	75,704,191	-		75,704,191
Hong Kong	-	10,281,332	-		10,281,332
India	-	14,856,357	-		14,856,357
Indonesia	-	2,848,819	-		2,848,819
Ireland	6,081,153	-	-		6,081,153
Israel	5,206,930	-	-		5,206,930
Italy	-	17,032,733	-		17,032,733
Japan	-	59,597,699	-		59,597,699
Mexico	2,999,785	-	-		2,999,785
Netherlands	-	37,521,986	-		37,521,986
Republic of Korea	-	444,701	-		444,701
Singapore	-	4,922,383	-		4,922,383
South Africa	-	6,238,300	-		6,238,300
Spain	-	5,941,895	-		5,941,895
Sweden	-	15,365,212	-		15,365,212

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Switzerland	$-	$65,625,382	$-		$65,625,382
Taiwan	4,626,193	2,753,370	-		7,379,563
United Kingdom	5,901,012	95,929,958	-		101,830,970
United States	5,695,811	-	-		5,695,811
Mutual Funds	17,452,332	-	-		17,452,332
Rights	-	-	-	+**	-
Short-Term Investments	-	9,775,291	-		9,775,291

Total Investments	$71,465,040	$529,588,099	$-		$601,053,139

Asset Derivatives
Forward Contracts	$-	$232,005	$-		$232,005

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$355,169	$-	$-		$355,169
Australia	-	21,886,303	-		21,886,303
Austria	-	7,109,189	-		7,109,189
Belgium	-	3,373,667	-		3,373,667
Bermuda	2,661,638	3,963,180	-		6,624,818
Brazil	7,852,740	-	-		7,852,740
British Virgin Islands	-	483,206	-		483,206
Canada	20,937,848	-	-		20,937,848
Cayman Islands	20,463,067	24,458,716	-		44,921,783
Chile	1,139,652	-	-		1,139,652
China	-	10,890,522	-		10,890,522
Colombia	309,888	-	-		309,888
Denmark	-	4,901,049	-		4,901,049
Finland	-	3,387,099	-		3,387,099
France	1,614,849	48,275,922	-		49,890,771
Germany	-	49,510,540	-		49,510,540
Hong Kong	-	14,418,818	-		14,418,818
Hungary	-	563,479	-		563,479
India	10,658,204	3,174,971	-		13,833,175
Indonesia	-	4,795,375	-		4,795,375
Ireland	2,676,108	1,795,133	-		4,471,241
Italy	-	12,819,827	-		12,819,827
Japan	163,844	112,040,468	-		112,204,312
Luxembourg	914,905	637,910	-		1,552,815
Malaysia	-	2,479	-		2,479
Mexico	3,037,171	-	-		3,037,171
Netherlands	2,417,363	16,961,435	-		19,378,798
Norway	-	5,454,949	-		5,454,949
Philippines	-	2,810,838	-		2,810,838
Republic of Korea	1,185,492	23,420,862	-		24,606,354
Russia	-	4,391,572	-		4,391,572
Singapore	-	5,913,470	-		5,913,470
South Africa	-	9,841,252	-		9,841,252
Spain	2,263,240	12,989,917	-		15,253,157

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Sweden	$-	$13,839,600	$-		$13,839,600
Switzerland	-	39,376,087	-		39,376,087
Taiwan	12,089,953	-	-		12,089,953
Thailand	3,593,525	-	-		3,593,525
Turkey	-	666,307	-		666,307
United Kingdom	18,764,627	76,168,980	-		94,933,607
United States	9,572,508	799,799	275,162	**	10,647,469
Preferred Stock*
Brazil	3,798,239	-	-		3,798,239
Italy	-	614,478	-		614,478
Republic of Korea	-	944,082	-		944,082
Rights	-	-	-	+**	-
Mutual Funds	5,565,186	-	-		5,565,186
Short-Term Investments	-	9,302,471	-		9,302,471

Total Investments	$132,035,216	$551,983,952	$275,162		$684,294,330

Asset Derivatives
Forward Contracts	$-	$17,418	$-		$17,418

Liability Derivatives
Written Options	$-	$(16,114)	$-		$(16,114)

Equity Asset Fund
Asset Investments
Common Stock*
Australia	$456,986	$22,061,450	$-		$22,518,436
Austria	-	1,063,695	-		1,063,695
Bahamas	2,564	-	-		2,564
Belgium	551,053	3,102,549	-		3,653,602
Bermuda	3,864,887	2,238,187	-		6,103,074
Brazil	2,632,102	-	-		2,632,102
British Virgin Islands	21,990	-	-		21,990
Canada	29,158,507	19,203	-		29,177,710
Cayman Islands	6,033,281	9,943,235	-		15,976,516
Chile	674,468	-	-		674,468
China	249,380	6,797,821	-		7,047,201
Colombia	220,816	-	-		220,816
Czech Republic	-	124,174	-		124,174
Denmark	-	4,718,615	-		4,718,615
Egypt	-	93,373	-		93,373
Finland	43,436	3,090,772	-		3,134,208
France	2,003,732	27,079,233	-		29,082,965
Germany	246,221	26,528,411	-		26,774,632
Greece	-	216,517	-		216,517
Hong Kong	91,525	12,618,193	-		12,709,718
Hungary	83,655	106,659	-		190,314
Indonesia	-	1,316,198	-		1,316,198
Ireland	11,298,132	1,927,620	-		13,225,752
Israel	834,986	1,066,879	-		1,901,865

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$77,779	$5,808,279	$-		$5,886,058
Japan	2,601,711	73,814,480	-		76,416,191
Liberia	370,370	-	-		370,370
Luxembourg	84,496	1,574,096	-		1,658,592
Malaysia	-	1,617,484	-		1,617,484
Malta	31,601	5,046	-		36,647
Marshall Islands	9,240	-	-		9,240
Mauritius	-	29,743	-		29,743
Mexico	2,009,653	-	-		2,009,653
Netherlands	6,788,858	11,370,567	-		18,159,425
New Zealand	314,622	558,284	-		872,906
Norway	-	2,331,093	-		2,331,093
Pakistan	51,289	-	-		51,289
Panama	817,387	3,238	-		820,625
Papua New Guinea	-	164,630	-		164,630
Peru	32,221	-	-		32,221
Philippines	246,823	402,313	-		649,136
Poland	642,888	114,298	-		757,186
Portugal	-	518,258	-		518,258
Puerto Rico	170,189	-	-		170,189
Qatar	571,512	-	-		571,512
Republic of Korea	59,045	9,528,789	-		9,587,834
Romania	-	42,871	-		42,871
Russia	2,058,031	271,361	-		2,329,392
Singapore	734,177	4,583,033	-		5,317,210
South Africa	330,608	4,125,884	-		4,456,492
Spain	450,474	8,462,297	-		8,912,771
Sweden	187,419	8,558,370	-		8,745,789
Switzerland	1,997,155	21,472,354	-		23,469,509
Taiwan	109,822	7,868,411	-		7,978,233
Thailand	-	1,523,660	-		1,523,660
Turkey	8,329	513,134	-		521,463
United Arab Emirates	328,116	112,016	-		440,132
United Kingdom	4,326,947	51,791,331	-		56,118,278
United States	645,880,921	3,058	-		645,883,979
Preferred Stock*
Brazil	1,380,466	-	-		1,380,466
Chile	93,114	-	-		93,114
Colombia	111,783	-	-		111,783
Germany	-	1,435,320	-		1,435,320
Italy	-	128,439	-		128,439
Republic of Korea	-	503,738	-		503,738
Russia	58,365	-	-		58,365
Mutual Funds	18,560,870	-	-		18,560,870
Warrants	-	-	136	**	136
Rights	24,592	-	4,161	**	28,753
Short-Term Investments	-	8,293,134	-		8,293,134

Total Investments	$749,988,594	$351,641,793	$4,297		$1,101,634,684

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$14,757	$-		$14,757
Futures Contracts	5,859	-	-		5,859

Total	$5,859	$14,757	$-		$20,616

Liability Derivatives
Forward Contracts	$-	$(29,865)	$-		$(29,865)
Futures Contracts	(309,119)	-	-		(309,119)

Total	$(309,119)	$(29,865)	$-		$(338,984)

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$-	$9,039,985	$-		$9,039,985
Corporate Debt	-	136,785,674	-		136,785,674
Non-U.S. Government Agency Obligations	-	67,251,373	820,298	**	68,071,671
Sovereign Debt Obligations	-	72,349,912	-		72,349,912
U.S. Government Agency Obligations and Instrumentalities	-	73,360,292	-		73,360,292
U.S. Treasury Obligations	-	46,166,515	-		46,166,515
Mutual Funds	21,700,591	-	-		21,700,591
Short-Term Investments	-	9,503,319	-		9,503,319

Total Investments	$21,700,591	$414,457,070	$820,298		$436,977,959

Asset Derivatives
Forward Contracts	$-	$2,987,355	$-		$2,987,355
Futures Contracts	486,757	-	-		486,757
Swap Agreements	-	89,608	-		89,608

Total	$486,757	$3,076,963	$-		$3,563,720

Liability Derivatives
Forward Contracts	$-	$(470,712)	$-		$(470,712)
Futures Contracts	(56,988)	-	-		(56,988)
Swap Agreements	-	(328,173)	-		(328,173)

Total	$(56,988)	$(798,885)	$-		$(855,873)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$21,470,778	$-		$21,470,778
Sovereign Debt Obligations	-	27,306,375	-		27,306,375
U.S. Treasury Obligations	-	49,793	-		49,793
Purchased Options	-	2,740	-		2,740
Short-Term Investments	-	1,577,872	-		1,577,872

Total Investments	$-	$50,407,558	$-		$50,407,558

Asset Derivatives
Forward Contracts	$-	$253,076	$-		$253,076
Futures Contracts	8,106	-	-		8,106
Swap Agreements	-	49,528	-		49,528

Total	$8,106	$302,604	$-		$310,710

Liability Derivatives
Forward Contracts	$-	$(104,878)	$-		$(104,878)
Futures Contracts	(2,774)	-	-		(2,774)
Swap Agreements	-	(112,256)	-		(112,256)
Written Options	-	(409)	-		(409)

Total	$(2,774)	$(217,543)	$-		$(220,317)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$719,361,570	$6,770,962 *	$-		$726,132,532
Preferred Stock	2,664,560	577,410	1,171,890	**	4,413,860
Corporate Debt	-	653,105	-		653,105
Mutual Funds	5,674,660	-	-		5,674,660
Short-Term Investments	-	2,312,618	-		2,312,618

Total Investments	$727,700,790	$10,314,095	$1,171,890		$739,186,775

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$15,559,041	$-		$15,559,041
Non-U.S. Government Agency Obligations	-	7,382,369	125,045	**	7,507,414
U.S. Government Agency Obligations and Instrumentalities	-	2,955,451	-		2,955,451
U.S. Treasury Obligations	-	75,173,311	-		75,173,311
Short-Term Investments	-	283,219	-		283,219

Total Investments	$-	$101,353,391	$125,045		$101,478,436

Asset Derivatives
Forward Contracts	$-	$36,416	$-		$36,416
Futures Contracts	7,233	-	-		7,233
Swap Agreements	-	61,867	-		61,867

Total	$7,233	$98,283	$-		$105,516

Liability Derivatives
Forward Contracts	$-	$(9,016)	$-		$(9,016)
Futures Contracts	(7,148)	-	-		(7,148)
Swap Agreements	-	(68)	-		(68)

Total	$(7,148)	$(9,084)	$-		$(16,232)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$4,300,692	$-		$4,300,692
Austria	-	79,869	-		79,869
Belgium	-	182,156	-		182,156
Bermuda	221,398	333,353	-		554,751
Brazil	626,852	-	-		626,852
Canada	4,613,145	-	-		4,613,145
Cayman Islands	36,142	-	-		36,142
Finland	85,109	-	-		85,109
France	320,595	1,061,177	-		1,381,772
Germany	-	386,038	-		386,038
Hong Kong	-	604,067	-		604,067
Ireland	112,771	-	-		112,771
Italy	-	65,359	-		65,359
Japan	-	1,534,447	-		1,534,447
Luxembourg	149,712	513,504	-		663,216
Mexico	91,945	-	-		91,945
Netherlands	250,202	326,508	-		576,710

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Norway	$-	$273,514		$-		$273,514
Portugal	-	158,718		-		158,718
Republic of Korea	-	325,876		-		325,876
Singapore	-	241,563		-		241,563
Spain	-	363,775		-		363,775
Sweden	-	767,815		-		767,815
Switzerland	-	367,138		-		367,138
United Kingdom	84,904	5,371,169		-		5,456,073
United States	26,614,946	-		-		26,614,946
Preferred Stock*
Brazil	64,859	-		-		64,859
Germany	-	61,043		-		61,043
United States	189,636	-		-		189,636
Short-Term Investments	-	1,032,717		-		1,032,717

Total Investments	$33,462,216	$18,350,498		$-		$51,812,714

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$348,210,871	$4,992,512	*	$286,297	**	$353,489,680
Convertible Preferred Stock	78,448	236,520	*	-		314,968
Preferred Stock	-	361,967	*	783,612	**	1,145,579
Bank Loans	-	84,263		-		84,263
Rights	-	-		3,402	**	3,402
Mutual Funds	19,259,701	-		-		19,259,701
Short-Term Investments	-	3,745,395		-		3,745,395

Total Investments	$367,549,020	$9,420,657		$1,073,311		$378,042,988

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$3,222,748		$-		$3,222,748
U.S. Treasury Obligations	-	87,188,528		-		87,188,528
Short-Term Investments	-	2,369,109		-		2,369,109

Total Investments	$-	$92,780,385		$-		$92,780,385

Asset Derivatives
Futures Contracts	$22,430	$-		$-		$22,430

Liability Derivatives
Futures Contracts	$(3,934)	$-		$-		$(3,934)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

+	Represents a security at $0 value as of June 30, 2018.

The Funds, with the exception of the Strategic Bond Fund, BlackRock Global Allocation Fund, and Equity Asset Fund had no transfers between Levels of the fair value hierarchy during the period ended June 30, 2018. The Strategic Bond Fund, BlackRock

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Allocation Fund, and Equity Asset Fund had transfers between Levels of the fair value hierarchy during the period ended June 30, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/17	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/18		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/18
BlackRock Global Allocation Fund
Common Stock	$57,192	$-	$-	$(56,448)	$42,391		$(42,391)	$-		$-	$744		$(95,388)
Preferred Stock	7,398,880	-	-	(454,071)	1,151,221		(3,919,864)	-		-	4,176,166		(796,232)
Corporate Debt†	1,078,543	-	704	61,296	-		(6,259)	826,046	**	-	1,960,330		61,296
Corporate Debt	468,489	-	-	(102,696)	-		(47,293)			-	318,500		(102,696)
Pass-Through Securities†	518,174	-	(37,452)	63,898	-		(544,620)	-		-	-		-
Rights	-	-	-	-	-	+	-	-		-	-	+	-

	$9,521,278	$-	$(36,748)	$(488,021)	$1,193,612		$(4,560,427)	$826,046		$-	$6,455,740		$(933,020)

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as inputs were less observable.
+	Represents a security at $0 value as of June 30, 2018.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common Stock — $744
Jawbone Health Hub, Inc.	$2	Worthless	Worthless	$0.00
Lookout, Inc.	$742	Market Approach	Option Pricing Method/EV Multiple	4.50x

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund (Continued)

Corporate Debt — $318,500
AliphCom, Inc., Convertible	$0	Worthless	Worthless	$0.00
AliphCom, Inc., Convertible	$0	Worthless	Worthless	$0.00
Bio City Development Co. B.V., Convertible	$318,500	Market Approach	Debt Restructure Analysis — Expected Recovery Rate	22.75%
			Cashflow Discount Rate	31.68%
REI Agro Ltd., Convertible	$0	Worthless	Worthless	$0.00

Preferred Stock — $4,176,166
Grand Rounds, Inc. Series C, Convertible	$304,521	Market Approach	Probability Weighted Expected Return Method
			2018 IPO Probability	35%
			2019 IPO Probability	45%
			Sale Probability	15%
			Insolvency Probability	5%
Grand Rounds, Inc. Series D, Convertible	$190,535	Market Approach	Probability Weighted Expected Return Method
			2018 IPO Probability	35%
			2019 IPO Probability	45%
			Sale Probability	15%
			Insolvency Probability	5%
Lookout, Inc. Series F	$459,718	Market Approach	Option Pricing Method/EV Multiple	4.50x
Palantir Technologies, Inc. Series I	$618,992	Market Approach	EV/Multiple	14.50x
			1 Year Revenue Growth Rate	10.9%
Uber Technologies, Inc., Series D	$2,602,400	Market Approach	EV/Multiple	6.64x
			1 Year Revenue Growth Rate	60%

Rights — $0
Intesa Sanpaolo SpA	$0	Market Approach	Intrinsic Value	$0.00

Total	$4,495,410

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2018, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	M	A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A

Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	A
Substitution for Direct Investment			A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income		M	M
Substitution for Direct Investment		M	A

Option (Purchased)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Substitution for Direct Investment		M	M
Directional Investment		M	M

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		M	A
Substitution for Direct Investment		M	M
Directional Investment		M	A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A		A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A		A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price International Equity Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A
Directional Exposures to Currencies	A	A		A

Futures Contracts**
Hedging/Risk Management	A	A		A	A
Duration/Credit Quality Management	A	A		A	A
Substitution for Direct Investment	M			M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A		A
Duration Management	A	A
Substitution for Direct Investment	M			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Substitution for Direct Investment		A

Options (Purchased)
Hedging/Risk Management		A

Options (Written)
Hedging/Risk Management		A	M
Income			A
Substitution for Direct Investment			M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$384,573	$-	$384,573
Futures Contracts	-	-	-	489,807	489,807

Total Value	$-	$-	$384,573	$489,807	$874,380

Liability Derivatives
Futures Contracts	$-	$-	$-	$(113,552)	$(113,552)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$4,741	$-	$559,623	$166,359	$730,723
Forward Contracts	-	-	1,162,234	-	1,162,234
Futures Contracts	-	-	7,523	943,544	951,067
Swap Agreements	649,161	-	-	144,420	793,581

Total Value	$653,902	$-	$1,729,380	$1,254,323	$3,637,605

Liability Derivatives
Forward Contracts	$-	$-	$(2,509,976)	$-	$(2,509,976)
Futures Contracts	-	-	-	(1,223,409)	(1,223,409)
Swap Agreements	(487,209)	-	-	(1,000,087)	(1,487,296)
Written Options	(9,071)	-	(117,488)	(394,188)	(520,747)

Total Value	$(496,280)	$-	$(2,627,464)	$(2,617,684)	$(5,741,428)

BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$1,357,761	$-	$-	$1,357,761
Forward Contracts	-	-	647,537	-	647,537
Futures Contracts	-	43,512	-	-	43,512
Swap Agreements	-	673,798	278,142	71,703	1,023,643

Total Value	$-	$2,075,071	$925,679	$71,703	$3,072,453

Liability Derivatives
Forward Contracts	$-	$-	$(1,667,750)	$-	$(1,667,750)
Swap Agreements	(14,403)	(193)	-	(640,366)	(654,962)
Written Options	-	(2,083,811)	-	-	(2,083,811)

Total Value	$(14,403)	$(2,084,004)	$(1,667,750)	$(640,366)	$(4,406,523)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(951,656)	$-	$-	$(951,656)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$11,878	$-	$11,878

Liability Derivatives
Forward Contracts	$-	$-	$(8,957)	$-	$(8,957)

Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(19,155)	$-	$-	$(19,155)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(190,570)	$-	$-	$(190,570)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(174,730)	$-	$-	$(174,730)

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$6,818	$-	$6,818
Futures Contracts	-	6,307	-	-	6,307

Total Value	$-	$6,307	$6,818	$-	$13,125

Liability Derivatives
Forward Contracts	$-	$-	$(20,351)	$-	$(20,351)
Futures Contracts	-	(48,658)	-	-	(48,658)

Total Value	$-	$(48,658)	$(20,351)	$-	$(69,009)

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$232,005	$-	$232,005

MM Select T. Rowe Price International Equity Fund
Asset Derivatives
Forward Contracts	$-	$-	$17,418	$-	$17,418

Liability Derivatives
Written Options	$-	$(16,114)	$-	$-	$(16,114)

Equity Asset Fund
Asset Derivatives
Forward Contracts	$-	$-	$14,757	$-	$14,757
Futures Contracts	-	5,859	-	-	5,859

Total Value	$-	$5,859	$14,757	$-	$20,616

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(29,865)	$-	$(29,865)
Futures Contracts	-	(309,119)	-	-	(309,119)

Total Value	$-	$(309,119)	$(29,865)	$-	$(338,984)

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,987,355	$-	$2,987,355
Futures Contracts	-	-	-	486,757	486,757
Swap Agreements	88,139	-	-	1,469	89,608

Total Value	$88,139	$-	$2,987,355	$488,226	$3,563,720

Liability Derivatives
Forward Contracts	$-	$-	$(470,712)	$-	$(470,712)
Futures Contracts	-	-	-	(56,988)	(56,988)
Swap Agreements	(312,341)	-	-	(15,832)	(328,173)

Total Value	$(312,341)	$-	$(470,712)	$(72,820)	$(855,873)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Purchased Options	$2,740	$-	$-	$-	$2,740
Forward Contracts	-	-	253,076	-	253,076
Futures Contracts	-	-	-	8,106	8,106
Swap Agreements	36,012	-	-	13,516	49,528

Total Value	$38,752	$-	$253,076	$21,622	$313,450

Liability Derivatives
Forward Contracts	$-	$-	$(104,878)	$-	$(104,878)
Futures Contracts	-	-	-	(2,774)	(2,774)
Swap Agreements	(112,256)	-	-	-	(112,256)
Written Options	(409)	-	-	-	(409)

Total Value	$(112,665)	$-	$(104,878)	$(2,774)	$(220,317)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$36,416	$-	$36,416
Futures Contracts	-	-	-	7,233	7,233
Swap Agreements	-	-	-	61,867	61,867

Total Value	$-	$-	$36,416	$69,100	$105,516

Liability Derivatives
Forward Contracts	$-	$-	$(9,016)	$-	$(9,016)
Futures Contracts	-	-	-	(7,148)	(7,148)
Swap Agreements	-	-	-	(68)	(68)

Total Value	$-	$-	$(9,016)	$(7,216)	$(16,232)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$22,430	$22,430

Liability Derivatives
Futures Contracts	$-	$-	$-	$(3,934)	$(3,934)

At June 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,292	$14,940,617	$-	-	$-	-	$-
Strategic Bond Fund	4,257	104,603,094	48,406,037	2,549,276	10,800,000	4,764,194	10,800,000
BlackRock Global Allocation Fund	24	75,482,375	59,429,214	317,122	15,656,207	365,497	-
S&P 500 Index Fund	384	-	-	-	-	-	-
Mid-Cap Value Fund	-	2,974,911	-	-	-	-	-
Small Company Value Fund	8	-	-	-	-	-	-
S&P Mid Cap Index Fund	56	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	111	-	-	-	-	-	-
MSCI EAFE International Index Fund	81	2,919,786	-	-	-	-	-
Overseas Fund	-	5,146,030	-	-	-	-	-
MM Select T. Rowe Price International Equity Fund	-	2,219,474	-	-	-	72	-
Equity Asset Fund	129	5,086,213	-	-	-	-	-
MM Select T. Rowe Price Bond Asset Fund	672	121,805,320	9,602,694	-	-	-	-
MM Select T. Rowe Price Emerging Markets Bond Fund	8	9,082,013	3,253,356	-	1,050,000	-	550,000
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	105	2,639,474	20,800,000	-	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	14	-	-	-	-	-	-

†

Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, at June 30, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts, Foreign Currency Futures, and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an

Notes to Portfolio of Investments (Unaudited) (Continued)

exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments or a Fund’s Consolidated Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be

Notes to Portfolio of Investments (Unaudited) (Continued)

closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments or a Fund’s Consolidated Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the

Notes to Portfolio of Investments (Unaudited) (Continued)

duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs

Notes to Portfolio of Investments (Unaudited) (Continued)

will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2018, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral

Notes to Portfolio of Investments (Unaudited) (Continued)

received for the loaned securities. At June 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, MM RetireSMART 2060, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund will also incur certain fees and expenses indirectly as a shareholder

Notes to Portfolio of Investments (Unaudited) (Continued)

in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the BlackRock Global Allocation Fund, Equity Asset Fund, and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$966,050,735	$9,736,710	$(16,358,766)	$(6,622,056)
Strategic Bond Fund	623,739,611	6,523,574	(16,274,345)	(9,750,771)
BlackRock Global Allocation Fund	568,256,586	52,391,076	(20,764,215)	31,626,861
Diversified Value Fund	410,711,515	41,983,801	(10,918,711)	31,065,090
Fundamental Value Fund	965,673,289	250,891,681	(41,453,229)	209,438,452
S&P 500 Index Fund	2,052,605,475	1,415,021,589	(54,878,650)	1,360,142,939
Equity Opportunities Fund	583,312,437	84,759,134	(11,445,512)	73,313,622

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Fundamental Growth Fund	$123,955,647	$38,297,380	$(1,355,437)	$36,941,943
Blue Chip Growth Fund	1,845,798,979	960,413,462	(31,405,785)	929,007,677
Growth Opportunities Fund	473,389,876	273,945,487	(7,873,000)	266,072,487
Mid-Cap Value Fund	86,503,884	5,940,240	(2,723,446)	3,216,794
Small Cap Value Equity Fund	90,003,933	31,856,043	(2,352,164)	29,503,879
Small Company Value Fund	208,391,925	40,694,497	(5,280,657)	35,413,840
S&P Mid Cap Index Fund	441,277,115	85,255,055	(18,406,573)	66,848,482
Russell 2000 Small Cap Index Fund	290,228,259	66,360,031	(15,340,834)	51,019,197
Mid Cap Growth Fund	6,363,474,066	1,260,663,884	(137,632,830)	1,123,031,054
Small Cap Growth Equity Fund	527,150,182	129,190,252	(12,170,529)	117,019,723
MSCI EAFE International Index Fund	204,749,275	31,628,579	(9,920,927)	21,707,652
Overseas Fund	554,483,104	74,432,929	(27,862,894)	46,570,035
MM Select T. Rowe Price International Equity Fund	730,445,371	15,896,168	(62,047,209)	(46,151,041)
MM RetireSMART Conservative Fund	203,526,692	5,008,025	(4,253,533)	754,492
MM RetireSMART Moderate Fund	260,645,101	17,133,215	(3,586,824)	13,546,391
MM RetireSMART Moderate Growth Fund	223,669,625	20,139,718	(2,275,950)	17,863,768
MM RetireSMART Growth Fund	105,816,228	9,466,677	(902,848)	8,563,829
MM RetireSMART In Retirement Fund	74,304,137	1,974,638	(1,298,410)	676,228
MM RetireSMART 2010 Fund	52,992,888	1,922,616	(961,605)	961,011
MM RetireSMART 2015 Fund	74,536,697	3,016,389	(1,317,724)	1,698,665
MM RetireSMART 2020 Fund	423,875,350	25,289,251	(5,413,554)	19,875,697
MM RetireSMART 2025 Fund	266,273,900	18,908,072	(2,832,539)	16,075,533
MM RetireSMART 2030 Fund	513,531,152	44,983,140	(4,790,358)	40,192,782
MM RetireSMART 2035 Fund	206,322,433	18,581,445	(1,885,708)	16,695,737
MM RetireSMART 2040 Fund	308,763,433	30,469,959	(2,646,324)	27,823,635
MM RetireSMART 2045 Fund	122,878,779	11,640,481	(984,287)	10,656,194
MM RetireSMART 2050 Fund	168,906,802	16,306,321	(1,338,460)	14,967,861
MM RetireSMART 2055 Fund	47,422,834	3,539,547	(521,697)	3,017,850
MM RetireSMART 2060 Fund	12,977,811	1,160,591	(128,505)	1,032,086
Bond and Income Asset Fund	268,449,667	1,887,399	(8,208,970)	(6,321,571)
Equity Asset Fund	964,964,901	175,258,797	(38,589,014)	136,669,783
MM Select T. Rowe Price Bond Asset Fund	445,002,550	720,586	(8,745,177)	(8,024,591)
MM Select T. Rowe Price Emerging Markets Bond Fund	53,891,832	61,777	(3,546,051)	(3,484,274)
MM Select T. Rowe Price Large Cap Blend Fund	731,964,958	30,456,718	(23,234,901)	7,221,817
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	101,879,629	32,244	(433,437)	(401,193)
MM Select T. Rowe Price Real Assets Fund	51,002,088	2,574,197	(1,763,571)	810,626
MM Select T. Rowe Price Small and Mid Cap Blend Fund	365,121,299	25,715,965	(12,794,276)	12,921,689
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	90,904,868	1,880,696	(5,179)	1,875,517
MM Select T. Rowe Price Retirement Balanced Fund	49,401,009	324,130	(477,917)	(153,787)
MM Select T. Rowe Price Retirement 2005 Fund	8,734,815	33,643	(47,636)	(13,993)
MM Select T. Rowe Price Retirement 2010 Fund	82,891,218	460,376	(893,824)	(433,448)
MM Select T. Rowe Price Retirement 2015 Fund	58,704,079	323,127	(652,318)	(329,191)
MM Select T. Rowe Price Retirement 2020 Fund	494,650,103	3,096,133	(6,421,181)	(3,325,048)
MM Select T. Rowe Price Retirement 2025 Fund	255,399,417	1,500,695	(3,394,243)	(1,893,548)
MM Select T. Rowe Price Retirement 2030 Fund	737,667,631	4,829,470	(10,724,438)	(5,894,968)
MM Select T. Rowe Price Retirement 2035 Fund	228,986,524	1,403,748	(3,322,730)	(1,918,982)
MM Select T. Rowe Price Retirement 2040 Fund	542,113,625	3,845,026	(8,494,295)	(4,649,269)
MM Select T. Rowe Price Retirement 2045 Fund	180,919,291	1,261,352	(2,834,514)	(1,573,162)
MM Select T. Rowe Price Retirement 2050 Fund	306,303,157	2,207,095	(4,864,911)	(2,657,816)
MM Select T. Rowe Price Retirement 2055 Fund	89,735,954	610,885	(1,382,213)	(771,328)
MM Select T. Rowe Price Retirement 2060 Fund	8,412,499	43,568	(112,641)	(69,073)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2018, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	$1,758,980	$147,111	$(533,801)	$(14,673)	$3,114	$1,360,731	143,235	$64,410	$-
MassMutual Premier Core Bond Fund, Class I	34,467,365	4,164,298	(6,146,976)	(910,667)	(361,392)	31,212,628	2,939,042	994,940	-
MassMutual Premier Disciplined Growth Fund, Class I	3,867,408	785,877	(1,086,676)	(84,221)	150,140	3,632,528	273,946	35,567	431,941
MassMutual Premier Disciplined Value Fund, Class I	3,791,618	778,019	(812,978)	(350,721)	51,507	3,457,445	213,159	75,426	379,724
MassMutual Premier High Yield Fund, Class I	5,994,832	1,019,060	(2,971,784)	(318,966)	(19,030)	3,704,112	409,747	348,700	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,215,100	420,102	(1,025,159)	(14,995)	(45,323)	3,549,725	344,299	111,701	-
MassMutual Premier International Equity Fund, Class I	2,209,435	544,585	(1,270,147)	(204,528)	210,372	1,489,717	111,589	31,846	-
MassMutual Premier Short-Duration Bond Fund, Class I	27,931,168	6,740,698	(4,641,212)	(508,579)	(21,069)	29,501,006	2,886,595	779,311	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	3,502,450	686,669	(1,139,164)	(210,117)	338,584	3,178,422	241,155	47,313	-
MassMutual Select Blue Chip Growth Fund, Class I	887,274	525,524	(444,116)	(23,433)	92,150	1,037,399	47,413	5,226	37,339
MassMutual Select Diversified Value Fund, Class I	986,704	1,125,383	(318,187)	(208,524)	21,615	1,606,991	126,734	22,375	252,264
MassMutual Select Equity Opportunities Fund, Class I	2,744,970	1,636,983	(608,790)	(618,533)	(36,622)	3,118,008	180,440	65,860	851,165
MassMutual Select Fundamental Growth Fund, Class I	776,460	297,001	(235,333)	28,725	22,698	889,551	98,620	6,927	53,049
MassMutual Select Fundamental Value Fund, Class I	877,456	1,118,777	(204,194)	(108,997)	3,698	1,686,740	147,960	14,486	115,716
MassMutual Select Growth Opportunities Fund, Class I	552,887	281,775	(200,982)	(2,224)	21,748	653,204	52,848	-	75,097
MassMutual Select Large Cap Value Fund, Class I***	809,478	76,261	(842,817)	(61,415)	18,493	-	-	14,209	35,176
MassMutual Select Mid Cap Growth Fund, Class I	913,691	125,079	(445,952)	(57,149)	81,709	617,378	27,476	-	41,295
MassMutual Select Mid-Cap Value Fund, Class I	1,414,613	501,066	(486,648)	(153,098)	31,644	1,307,577	96,004	18,061	178,620
MassMutual Select Overseas Fund, Class I	5,943,048	1,532,023	(1,398,617)	(401,198)	259,730	5,934,986	634,080	134,600	-
MassMutual Select Small Cap Growth Equity Fund, Class I	983,718	281,711	(718,482)	(72,942)	169,403	643,408	36,641	-	49,804
MassMutual Select Small Cap Value Equity Fund, Class I	1,352,861	233,779	(559,403)	(110,759)	70,595	987,073	56,925	6,254	133,593
MassMutual Select Small Company Value Fund, Class I	529,400	157,166	(279,693)	(95,628)	38,700	349,945	29,732	3,329	83,035
MassMutual Select Strategic Bond Fund, Class I	12,616,733	1,671,782	(2,415,445)	(637,717)	33,492	11,268,845	1,113,522	280,490	-
MassMutual Select Total Return Bond Fund, Class I	15,310,570	3,940,580	(2,969,723)	(382,581)	(147,758)	15,751,088	1,637,327	397,923	-
MM Select Bond and Income Asset Fund, Class I	42,391,736	6,092,011	(6,789,072)	(757,203)	(289,205)	40,648,267	4,256,363	707,300	-
MM Select Equity Asset Fund, Class I	30,861,676	4,977,658	(6,885,057)	(1,078,923)	1,146,528	29,021,882	2,451,173	667,866	1,170,687
Oppenheimer International Bond Fund, Class I**	6,374,826	716,469	(1,844,224)	(408,462)	74,975	4,913,584	883,738	197,949	-
Oppenheimer Real Estate Fund, Class I**	505,141	405,330	(131,310)	3,834	(4,742)	778,253	31,483	6,680	17,275

	$214,571,598	$40,982,777	$(47,405,942)	$(7,763,694)	$1,915,754	$202,300,493		$5,038,749	$3,905,780

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	$1,822,570	$60,652	$(690,700)	$(44,811)	$34,690	$1,182,401	124,463	$60,651	$-
MassMutual Premier Core Bond Fund, Class I	29,039,362	2,160,431	(7,235,482)	(634,840)	(377,990)	22,951,481	2,161,156	799,722	-
MassMutual Premier Disciplined Growth Fund, Class I	7,562,360	1,290,622	(1,992,247)	(150,716)	277,171	6,987,190	526,937	68,305	829,532
MassMutual Premier Disciplined Value Fund, Class I	7,322,560	1,434,625	(1,524,550)	(653,113)	74,770	6,654,292	410,252	144,394	726,942
MassMutual Premier High Yield Fund, Class I	5,768,011	695,651	(2,777,801)	(322,320)	27,833	3,391,374	375,152	304,697	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,562,514	246,025	(1,154,630)	(5,886)	(43,682)	2,604,341	252,603	89,740	-
MassMutual Premier International Equity Fund, Class I	5,787,713	856,840	(3,130,146)	(290,455)	313,441	3,537,393	264,973	76,655	-
MassMutual Premier Short-Duration Bond Fund, Class I	23,230,075	2,598,666	(5,387,641)	(411,652)	1,718	20,031,166	1,959,997	592,165	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,281,014	1,246,896	(2,305,656)	(335,766)	592,311	8,478,799	643,308	125,134	-
MassMutual Select Blue Chip Growth Fund, Class I	5,029,710	752,127	(1,071,964)	337,126	205,359	5,252,358	240,053	28,800	205,781
MassMutual Select Diversified Value Fund, Class I	4,808,414	5,851,933	(1,481,485)	(798,337)	(67,195)	8,313,330	655,625	120,966	1,363,828
MassMutual Select Equity Opportunities Fund, Class I	5,232,289	4,920,218	(1,105,374)	(1,090,752)	(59,385)	7,896,996	457,002	116,220	1,502,005
MassMutual Select Fundamental Growth Fund, Class I	4,414,629	813,226	(925,138)	252,881	63,044	4,618,642	512,045	38,179	292,403
MassMutual Select Fundamental Value Fund, Class I	4,267,544	3,832,270	(852,871)	(524,761)	(21,155)	6,701,027	587,809	78,321	625,629
MassMutual Select Growth Opportunities Fund, Class I	3,146,970	838,179	(681,678)	119,580	14,844	3,437,895	278,147	-	413,872
MassMutual Select Large Cap Value Fund, Class I***	3,930,558	451,952	(4,005,220)	(389,716)	12,426	-	-	76,784	189,943
MassMutual Select Mid Cap Growth Fund, Class I	2,386,466	294,394	(1,140,458)	(141,213)	202,425	1,601,614	71,278	-	105,251
MassMutual Select Mid-Cap Value Fund, Class I	3,788,463	951,225	(903,002)	(478,370)	130,889	3,489,205	256,182	46,764	462,503
MassMutual Select Overseas Fund, Class I	15,544,994	2,480,795	(3,571,655)	(723,067)	408,845	14,139,912	1,510,674	323,581	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,662,642	251,375	(1,354,064)	(29,797)	316,965	1,847,121	105,189	-	132,043
MassMutual Select Small Cap Value Equity Fund, Class I	3,681,096	525,509	(1,394,251)	(259,642)	155,560	2,708,272	156,186	16,564	353,822
MassMutual Select Small Company Value Fund, Class I	1,422,424	425,948	(756,797)	(249,918)	98,661	940,318	79,891	8,854	220,818
MassMutual Select Strategic Bond Fund, Class I	10,658,587	881,223	(2,757,324)	(506,156)	30,442	8,306,772	820,827	225,382	-
MassMutual Select Total Return Bond Fund, Class I	12,934,319	2,725,442	(3,451,191)	(237,643)	(183,648)	11,787,279	1,225,289	318,005	-
MM Select Bond and Income Asset Fund, Class I	35,548,824	2,271,105	(7,895,090)	(509,235)	(329,071)	29,086,533	3,045,710	559,515	-
MM Select Equity Asset Fund, Class I	85,320,078	10,273,463	(16,884,335)	(2,619,226)	2,809,125	78,899,105	6,663,776	1,815,139	3,181,714
Oppenheimer International Bond Fund, Class I**	5,323,818	408,282	(1,915,481)	(306,176)	55,021	3,565,464	641,270	153,587	-
Oppenheimer Real Estate Fund, Class I**	1,213,278	1,219,965	(420,375)	29,323	(18,060)	2,024,131	81,882	16,520	40,234

	$304,691,282	$50,759,039	$(78,766,606)	$(10,974,658)	$4,725,354	$270,434,411		$6,204,644	$10,646,320

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	$780,202	$24,432	$(358,200)	$(26,981)	$23,304	$442,757	46,606	$24,432	$-
MassMutual Premier Core Bond Fund, Class I	8,022,999	2,618,324	(1,514,369)	(233,257)	(83,313)	8,810,384	829,603	239,642	-
MassMutual Premier Disciplined Growth Fund, Class I	5,522,901	974,482	(4,240,300)	(515,347)	662,078	2,403,814	181,283	50,198	609,636
MassMutual Premier Disciplined Value Fund, Class I	5,313,435	1,019,599	(3,808,812)	(642,820)	400,522	2,281,924	140,686	105,982	533,558
MassMutual Premier High Yield Fund, Class I	2,502,764	329,923	(1,574,787)	(143,012)	16,039	1,130,927	125,103	131,696	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,039,574	190,166	(259,444)	(3,202)	(11,951)	955,143	92,642	28,861	-
MassMutual Premier International Equity Fund, Class I	6,803,915	651,114	(3,582,713)	(270,420)	305,089	3,906,985	292,658	86,569	-
MassMutual Premier Short-Duration Bond Fund, Class I	8,900,218	886,834	(3,330,475)	(102,597)	(39,750)	6,314,230	617,831	201,525	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,939,335	1,805,886	(2,932,392)	(439,998)	775,404	10,148,235	769,972	150,190	-
MassMutual Select Blue Chip Growth Fund, Class I	8,337,525	2,362,068	(1,939,575)	481,100	369,836	9,610,954	439,258	47,455	339,077
MassMutual Select Diversified Value Fund, Class I	7,705,558	9,947,639	(2,191,334)	(1,450,638)	(104,971)	13,906,254	1,096,708	198,464	2,237,587
MassMutual Select Equity Opportunities Fund , Class I	4,725,347	2,494,416	(1,388,468)	(1,121,998)	147,495	4,856,792	281,064	100,069	1,293,271
MassMutual Select Fundamental Growth Fund, Class I	7,320,537	2,077,466	(1,550,152)	395,763	124,933	8,368,547	927,777	62,909	481,802
MassMutual Select Fundamental Value Fund, Class I	6,834,569	5,331,355	(1,294,941)	(742,621)	(192,942)	9,935,420	871,528	128,506	1,026,508
MassMutual Select Growth Opportunities Fund, Class I	5,219,012	1,927,760	(1,192,479)	234,980	3,666	6,192,939	501,047	-	682,026
MassMutual Select Large Cap Value Fund, Class I***	6,292,706	938,092	(6,722,159)	(523,697)	15,058	-	-	125,997	311,926
MassMutual Select Mid Cap Growth Fund, Class I	2,829,759	398,967	(1,379,140)	(145,581)	217,542	1,921,547	85,516	-	122,887
MassMutual Select Mid-Cap Value Fund, Class I	4,573,541	3,338,684	(1,047,740)	(484,918)	(42,471)	6,337,096	465,279	56,603	559,802
MassMutual Select Overseas Fund, Class I	18,266,260	1,955,452	(4,080,384)	(770,037)	435,312	15,806,603	1,688,740	365,146	-
MassMutual Select Small Cap Growth Equity Fund, Class I	3,201,369	489,145	(1,965,581)	(145,223)	479,706	2,059,416	117,279	-	158,756
MassMutual Select Small Cap Value Equity Fund, Class I	4,441,745	650,190	(1,808,091)	(317,405)	192,344	3,158,783	182,167	19,956	426,302
MassMutual Select Small Company Value Fund, Class I	1,700,272	522,289	(921,457)	(339,495)	157,796	1,119,405	95,107	10,593	264,203
MassMutual Select Strategic Bond Fund, Class I	2,983,984	913,879	(545,927)	(169,211)	12,319	3,195,044	315,716	67,606	-
MassMutual Select Total Return Bond Fund, Class I	3,609,255	2,622,003	(670,570)	(92,232)	(31,700)	5,436,756	565,151	96,495	-
MM Select Bond and Income Asset Fund, Class I	11,587,457	1,523,943	(2,289,651)	(183,620)	(94,150)	10,543,979	1,104,082	185,126	-
MM Select Equity Asset Fund, Class I	103,336,590	11,628,750	(19,978,090)	(3,089,856)	3,322,536	95,219,930	8,042,224	2,201,619	3,859,167
Oppenheimer International Bond Fund, Class I**	2,943,546	234,433	(1,698,860)	(180,473)	108,996	1,407,642	253,173	73,677	-
Oppenheimer Real Estate Fund, Class I**	1,434,918	1,433,119	(464,689)	18,003	(8,393)	2,412,958	97,612	19,697	48,029

	$257,169,293	$59,290,410	$(74,730,780)	$(11,004,793)	$7,160,334	$237,884,464		$4,779,013	$12,954,537

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	$58,567	$1,990	$(20,600)	$(1,505)	$1,168	$39,620	4,170	$1,989	$-
MassMutual Premier Core Bond Fund, Class I	919,469	138,704	(407,630)	(29,807)	(3,268)	617,468	58,142	25,781	-
MassMutual Premier Disciplined Growth Fund, Class I	1,171,678	298,727	(323,715)	(23,144)	39,956	1,163,502	87,745	10,945	132,933
MassMutual Premier Disciplined Value Fund, Class I	1,131,017	316,822	(241,357)	(108,124)	11,216	1,109,574	68,408	23,139	116,492
MassMutual Premier High Yield Fund, Class I	210,057	94,612	(213,629)	(9,732)	3,553	84,861	9,387	5,562	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	359,724	53,654	(178,774)	(2,545)	(2,885)	229,174	22,228	9,254	-
MassMutual Premier International Equity Fund, Class I	3,365,420	663,334	(1,903,009)	(216,165)	214,918	2,124,498	159,138	44,380	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,156,785	145,112	(796,820)	(16,642)	977	489,412	47,888	21,518	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,311,118	1,580,221	(1,497,630)	(247,028)	368,035	5,514,716	418,415	77,894	-
MassMutual Select Blue Chip Growth Fund, Class I	4,958,656	992,005	(1,203,252)	315,851	217,072	5,280,332	241,331	28,462	203,364
MassMutual Select Diversified Value Fund, Class I	4,628,738	6,389,047	(1,549,488)	(836,433)	(124,698)	8,507,166	670,912	119,149	1,343,356
MassMutual Select Equity Opportunities Fund, Class I	2,126,619	1,854,047	(461,177)	(494,347)	13,217	3,038,359	175,831	48,180	622,667
MassMutual Select Fundamental Growth Fund, Class I	4,355,120	997,727	(1,018,909)	257,070	52,740	4,643,748	514,828	37,734	288,997
MassMutual Select Fundamental Value Fund, Class I	4,107,488	2,891,590	(878,151)	(421,924)	(125,579)	5,573,424	488,897	77,163	616,374
MassMutual Select Growth Opportunities Fund, Class I	3,104,050	910,824	(694,070)	142,345	(8,817)	3,454,332	279,477	-	409,141
MassMutual Select Large Cap Value Fund, Class I***	3,779,687	570,195	(4,052,588)	(303,027)	5,733	-	-	75,656	187,412
MassMutual Select Mid Cap Growth Fund, Class I	1,420,405	280,780	(686,681)	(95,159)	130,020	1,049,365	46,701	-	66,073
MassMutual Select Mid-Cap Value Fund, Class I	2,265,016	732,397	(552,856)	(310,620)	90,407	2,224,344	163,315	28,857	285,397
MassMutual Select Overseas Fund, Class I	9,049,448	1,862,997	(2,095,574)	(464,733)	239,936	8,592,074	917,957	187,483	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,611,124	278,855	(953,801)	(89,318)	270,687	1,117,547	63,642	-	82,576
MassMutual Select Small Cap Value Equity Fund, Class I	2,226,224	485,775	(929,988)	(195,620)	126,489	1,712,880	98,782	10,349	221,062
MassMutual Select Small Company Value Fund, Class I	858,453	338,110	(493,435)	(158,809)	62,763	607,082	51,579	5,543	138,257
MassMutual Select Strategic Bond Fund, Class I	338,837	48,011	(148,531)	(14,028)	(1,297)	222,992	22,035	7,259	-
MassMutual Select Total Return Bond Fund, Class I	408,398	646,101	(182,572)	(3,465)	(6,762)	861,700	89,574	10,030	-
MM Select Bond and Income Asset Fund, Class I	1,497,871	201,121	(847,967)	(1,061)	(32,430)	817,534	85,606	21,375	-
MM Select Equity Asset Fund, Class I	52,196,196	10,589,775	(10,822,555)	(1,780,238)	1,721,463	51,904,641	4,383,838	1,142,994	2,003,526
Oppenheimer International Bond Fund, Class I**	189,753	29,864	(112,090)	(10,787)	2,566	99,306	17,861	5,196	-
Oppenheimer Real Estate Fund, Class I**	777,059	792,021	(264,490)	10,267	(6,004)	1,308,853	52,947	10,595	25,612

	$113,582,977	$34,184,418	$(33,531,339)	$(5,108,728)	$3,261,176	$112,388,504		$2,036,487	$6,743,239

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$644,764	$22,525	$(224,400)	$(3,432)	$(441)	$439,016	46,212	$22,525	$-
MassMutual Premier Core Bond Fund, Class I	10,796,784	1,736,504	(2,953,421)	(314,680)	(90,342)	9,174,845	863,921	309,454	-
MassMutual Premier Disciplined Growth Fund, Class I	1,837,854	453,621	(675,185)	(89,774)	114,056	1,640,572	123,723	16,919	205,468
MassMutual Premier Disciplined Value Fund, Class I	1,796,358	449,392	(538,768)	(192,403)	50,048	1,564,627	96,463	35,857	180,517
MassMutual Premier High Yield Fund, Class I	2,014,865	465,672	(1,092,116)	(99,445)	(12,270)	1,276,706	141,229	113,783	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,390,450	742,345	(1,319,534)	(85,023)	17,178	3,745,416	363,280	121,480	-
MassMutual Premier International Equity Fund, Class I	1,008,737	304,872	(360,095)	(66,891)	66,918	953,541	71,426	14,597	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,151,326	2,949,510	(2,717,758)	(137,736)	(58,524)	10,186,818	996,753	283,479	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,556,987	364,378	(574,342)	(124,940)	181,085	1,403,168	106,462	21,206	-
MassMutual Select Blue Chip Growth Fund, Class I	303,452	236,831	(198,761)	(6,398)	27,922	363,046	16,593	1,817	12,983
MassMutual Select Diversified Value Fund, Class I	364,528	429,983	(185,361)	(58,979)	(10,785)	539,386	42,538	7,857	88,582
MassMutual Select Equity Opportunities Fund, Class I	1,294,406	803,744	(416,730)	(329,566)	15,869	1,367,723	79,151	31,503	407,143
MassMutual Select Fundamental Growth Fund, Class I	264,171	144,570	(115,472)	2,060	14,440	309,769	34,343	2,406	18,432
MassMutual Select Fundamental Value Fund, Class I	325,706	180,125	(114,615)	(35,103)	(1,017)	355,096	31,149	5,090	40,656
MassMutual Select Growth Opportunities Fund, Class I	188,471	127,715	(94,965)	(5,835)	11,781	227,167	18,379	-	26,106
MassMutual Select Large Cap Value Fund, Class I***	301,629	26,430	(318,320)	(15,974)	6,235	-	-	4,995	12,374
MassMutual Select Mid Cap Growth Fund, Class I	414,094	72,555	(236,227)	(21,244)	31,512	260,690	11,602	-	18,449
MassMutual Select Mid-Cap Value Fund, Class I	645,170	234,967	(236,203)	(60,883)	4,150	587,201	43,113	8,216	81,258
MassMutual Select Overseas Fund, Class I	2,710,548	854,026	(921,792)	(228,159)	173,221	2,587,844	276,479	61,659	-
MassMutual Select Small Cap Growth Equity Fund, Class I	442,438	132,590	(319,726)	(29,804)	71,638	297,136	16,921	-	22,343
MassMutual Select Small Cap Value Equity Fund, Class I	609,525	130,592	(285,198)	(50,679)	30,412	434,652	25,066	2,808	59,988
MassMutual Select Small Company Value Fund, Class I	237,286	82,567	(142,172)	(40,685)	14,590	151,586	12,879	1,489	37,151
MassMutual Select Strategic Bond Fund, Class I	3,952,998	677,190	(1,130,822)	(203,849)	14,634	3,310,151	327,090	86,996	-
MassMutual Select Total Return Bond Fund, Class I	4,781,613	1,448,958	(1,374,064)	(110,131)	(57,349)	4,689,027	487,425	122,715	-
MM Select Bond and Income Asset Fund, Class I	15,281,158	2,847,502	(3,855,769)	(203,540)	(187,188)	13,882,163	1,453,630	255,100	-
MM Select Equity Asset Fund, Class I	13,784,069	2,860,524	(4,338,216)	(683,607)	709,892	12,332,662	1,041,610	298,695	523,576
Oppenheimer International Bond Fund, Class I**	2,267,140	352,531	(829,265)	(141,361)	25,622	1,674,667	301,199	70,795	-
Oppenheimer Real Estate Fund, Class I**	208,719	195,804	(73,041)	2,271	(3,278)	330,475	13,369	2,906	7,694

	$82,575,246	$19,328,023	$(25,642,338)	$(3,335,790)	$1,160,009	$74,085,150		$1,904,347	$1,742,720

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	$513,410	$17,421	$(206,500)	$(2,608)	$(273)	$321,450	33,837	$17,421	$-
MassMutual Premier Core Bond Fund, Class I	7,625,759	706,547	(2,052,189)	(203,177)	(71,985)	6,004,955	565,438	213,061	-
MassMutual Premier Disciplined Growth Fund, Class I	1,476,317	236,921	(536,819)	(51,696)	73,968	1,198,691	90,399	13,141	159,585
MassMutual Premier Disciplined Value Fund, Class I	1,437,038	232,582	(422,214)	(136,334)	26,311	1,137,383	70,122	27,806	139,986
MassMutual Premier High Yield Fund, Class I	1,582,846	187,260	(900,680)	(80,866)	(2,652)	785,908	86,937	84,210	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,101,876	306,274	(929,442)	(50,512)	4,017	2,432,213	235,908	83,609	-
MassMutual Premier International Equity Fund, Class I	923,539	148,842	(322,455)	(57,075)	60,475	753,326	56,429	12,532	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,004,489	1,409,012	(1,837,774)	(98,115)	(33,225)	6,444,387	630,566	189,495	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,441,144	193,321	(505,994)	(87,872)	140,507	1,181,106	89,614	18,976	-
MassMutual Select Blue Chip Growth Fund, Class I	487,925	155,722	(217,987)	(3,523)	45,953	468,090	21,394	2,740	19,579
MassMutual Select Diversified Value Fund, Class I	506,967	552,683	(215,548)	(90,495)	(10,165)	743,442	58,631	11,633	131,152
MassMutual Select Equity Opportunities Fund, Class I	1,048,154	498,142	(324,427)	(260,543)	20,450	981,776	56,816	24,037	310,654
MassMutual Select Fundamental Growth Fund, Class I	427,759	94,319	(145,415)	11,943	15,615	404,221	44,814	3,633	27,829
MassMutual Select Fundamental Value Fund, Class I	450,584	158,131	(128,638)	(48,328)	(3,929)	427,820	37,528	7,531	60,151
MassMutual Select Growth Opportunities Fund, Class I	305,010	98,342	(114,897)	(3,785)	13,925	298,595	24,158	-	39,389
MassMutual Select Large Cap Value Fund, Class I***	415,990	37,051	(434,306)	(26,014)	7,279	-	-	7,388	18,279
MassMutual Select Mid Cap Growth Fund, Class I	378,038	37,141	(209,779)	(23,291)	32,467	214,576	9,549	-	15,987
MassMutual Select Mid-Cap Value Fund, Class I	594,981	163,631	(254,796)	(64,028)	15,441	455,229	33,424	7,339	72,592
MassMutual Select Overseas Fund, Class I	2,480,362	429,054	(813,926)	(191,807)	150,652	2,054,335	219,480	52,922	-
MassMutual Select Small Cap Growth Equity Fund, Class I	411,983	77,378	(299,350)	(38,700)	77,359	228,670	13,022	-	20,042
MassMutual Select Small Cap Value Equity Fund, Class I	569,321	78,289	(278,746)	(54,669)	37,386	351,581	20,276	2,525	53,932
MassMutual Select Small Company Value Fund, Class I	220,550	57,950	(130,851)	(44,535)	21,258	124,372	10,567	1,330	33,168
MassMutual Select Strategic Bond Fund, Class I	2,798,712	291,065	(793,713)	(144,456)	15,285	2,166,893	214,120	59,930	-
MassMutual Select Total Return Bond Fund, Class I	3,383,507	966,748	(937,450)	(78,434)	(34,482)	3,299,889	343,024	84,774	-
MM Select Bond and Income Asset Fund, Class I	10,707,408	1,260,695	(2,721,287)	(143,194)	(120,165)	8,983,457	940,676	174,078	-
MM Select Equity Asset Fund, Class I	12,978,218	1,523,868	(4,074,416)	(630,333)	670,183	10,467,520	884,081	271,123	475,245
Oppenheimer International Bond Fund, Class I**	1,595,645	130,005	(564,554)	(94,152)	15,097	1,082,041	194,612	48,112	-
Oppenheimer Real Estate Fund, Class I**	185,746	177,116	(75,753)	2,396	(2,396)	287,109	11,614	2,509	6,574

	$65,053,278	$10,225,510	$(20,449,906)	$(2,694,203)	$1,164,356	$53,299,035		$1,421,855	$1,584,144

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	$630,905	$21,385	$(209,799)	$(11,410)	$7,670	$438,751	46,184	$21,384	$-
MassMutual Premier Core Bond Fund, Class I	8,741,019	1,004,729	(1,659,169)	(323,501)	13,894	7,776,972	732,295	241,050	-
MassMutual Premier Disciplined Growth Fund, Class I	1,899,154	336,754	(527,008)	(40,495)	74,838	1,743,243	131,466	16,722	203,082
MassMutual Premier Disciplined Value Fund, Class I	1,842,327	332,889	(374,408)	(176,947)	35,797	1,659,658	102,322	35,354	177,985
MassMutual Premier High Yield Fund, Class I	1,912,927	261,973	(897,885)	(97,202)	658	1,180,471	130,583	99,151	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,561,148	416,599	(772,773)	(50,631)	1,850	3,156,193	306,129	94,822	-
MassMutual Premier International Equity Fund, Class I	1,281,236	204,594	(320,851)	(60,285)	59,017	1,163,711	87,169	16,910	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,936,680	1,753,526	(1,363,097)	(127,609)	(13,508)	8,185,992	800,978	211,694	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,009,907	318,785	(522,376)	(74,310)	138,612	1,870,618	141,928	26,186	-
MassMutual Select Blue Chip Growth Fund, Class I	826,161	212,615	(253,238)	25,652	51,894	863,084	39,446	4,561	32,592
MassMutual Select Diversified Value Fund, Class I	822,191	962,272	(217,005)	(164,118)	(7,331)	1,396,009	110,095	19,256	217,105
MassMutual Select Equity Opportunities Fund, Class I	1,353,413	649,482	(285,725)	(345,332)	47,587	1,419,425	82,143	30,220	390,558
MassMutual Select Fundamental Growth Fund, Class I	724,755	141,561	(169,933)	25,521	24,294	746,198	82,727	6,047	46,312
MassMutual Select Fundamental Value Fund, Class I	731,646	264,781	(131,449)	(86,690)	91	778,379	68,279	12,470	99,607
MassMutual Select Growth Opportunities Fund, Class I	517,957	147,066	(134,932)	1,349	19,368	550,808	44,564	-	65,561
MassMutual Select Large Cap Value Fund, Class I***	676,112	70,156	(718,915)	(35,589)	8,236	-	-	12,240	30,341
MassMutual Select Mid Cap Growth Fund, Class I	522,139	60,719	(251,031)	(27,808)	41,194	345,213	15,363	-	21,826
MassMutual Select Mid-Cap Value Fund, Class I	823,112	226,283	(299,212)	(87,967)	21,948	684,164	50,232	10,042	99,314
MassMutual Select Overseas Fund, Class I	3,430,165	599,351	(778,861)	(270,436)	198,145	3,178,364	339,569	71,308	-
MassMutual Select Small Cap Growth Equity Fund, Class I	574,716	107,170	(378,260)	(53,341)	110,928	361,213	20,570	-	27,652
MassMutual Select Small Cap Value Equity Fund, Class I	792,908	116,178	(332,984)	(83,925)	63,271	555,448	32,033	3,481	74,357
MassMutual Select Small Company Value Fund, Class I	307,478	86,887	(166,849)	(62,991)	31,895	196,420	16,688	1,838	45,849
MassMutual Select Strategic Bond Fund, Class I	3,208,458	397,926	(653,894)	(174,990)	26,065	2,803,565	277,032	67,913	-
MassMutual Select Total Return Bond Fund, Class I	3,879,931	1,266,572	(801,892)	(105,650)	(20,381)	4,218,580	438,522	95,875	-
MM Select Bond and Income Asset Fund, Class I	12,232,531	1,689,623	(2,069,372)	(213,783)	(79,868)	11,559,131	1,210,380	196,410	-
MM Select Equity Asset Fund, Class I	18,195,115	2,481,444	(4,129,174)	(642,904)	699,415	16,603,896	1,402,356	376,619	660,166
Oppenheimer International Bond Fund, Class I**	1,833,110	173,084	(499,122)	(114,245)	14,563	1,407,390	253,128	56,749	-
Oppenheimer Real Estate Fund, Class I**	254,364	266,059	(84,448)	2,968	(1,448)	437,495	17,698	3,636	9,016

	$81,521,565	$14,570,463	$(19,003,662)	$(3,376,669)	$1,568,694	$75,280,391		$1,731,938	$2,201,323

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$2,994,289	$114,498	$(893,101)	$(75,323)	$56,571	$2,196,934	231,256	$105,098	$-
MassMutual Premier Core Bond Fund, Class I	41,202,181	4,915,455	(6,726,979)	(1,174,544)	(329,500)	37,886,613	3,567,478	1,171,745	-
MassMutual Premier Disciplined Growth Fund, Class I	11,738,296	1,882,447	(3,087,459)	(375,957)	577,055	10,734,382	809,531	104,861	1,273,495
MassMutual Premier Disciplined Value Fund, Class I	11,375,616	1,852,643	(2,125,099)	(1,161,059)	277,923	10,220,024	630,088	221,746	1,116,365
MassMutual Premier High Yield Fund, Class I	9,210,150	1,114,452	(3,943,859)	(521,737)	38,152	5,897,158	652,340	494,753	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	16,736,347	2,297,450	(3,470,092)	(265,815)	27,091	15,324,981	1,486,419	457,487	-
MassMutual Premier International Equity Fund, Class I	8,813,385	1,049,305	(2,451,877)	(315,247)	310,906	7,406,472	554,792	114,770	-
MassMutual Premier Short-Duration Bond Fund, Class I	37,668,612	7,571,828	(5,972,943)	(655,054)	(17,690)	38,594,753	3,776,395	1,002,886	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,997,559	1,963,321	(3,399,189)	(470,474)	925,981	13,017,198	987,648	185,626	-
MassMutual Select Blue Chip Growth Fund, Class I	7,329,691	1,131,145	(1,850,031)	286,508	430,586	7,327,899	334,913	40,729	291,020
MassMutual Select Diversified Value Fund, Class I	7,038,498	7,900,822	(1,715,748)	(1,084,033)	(124,609)	12,014,930	947,550	171,145	1,929,577
MassMutual Select Equity Opportunities Fund, Class I	8,183,850	3,548,466	(1,609,875)	(1,786,948)	(3,386)	8,332,107	482,182	181,259	2,342,559
MassMutual Select Fundamental Growth Fund, Class I	6,433,924	879,472	(1,526,873)	344,250	96,876	6,227,649	690,427	53,992	413,507
MassMutual Select Fundamental Value Fund, Class I	6,247,713	1,892,073	(984,878)	(803,698)	40,317	6,391,527	560,660	110,823	885,248
MassMutual Select Growth Opportunities Fund, Class I	4,585,816	975,678	(1,608,111)	56,877	118,852	4,129,112	334,071	-	585,257
MassMutual Select Large Cap Value Fund, Class I***	5,755,886	532,493	(5,730,579)	(632,128)	74,328	-	-	108,667	269,028
MassMutual Select Mid Cap Growth Fund, Class I	3,627,385	376,569	(1,717,625)	(240,988)	330,913	2,376,254	105,752	-	152,878
MassMutual Select Mid-Cap Value Fund, Class I	5,782,619	1,442,008	(2,251,146)	(748,790)	290,056	4,514,747	331,479	71,083	703,007
MassMutual Select Overseas Fund, Class I	23,669,631	3,087,382	(5,113,375)	(1,333,728)	870,054	21,179,964	2,262,817	484,966	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,040,637	610,155	(2,558,084)	(320,972)	723,766	2,495,502	142,113	-	196,396
MassMutual Select Small Cap Value Equity Fund, Class I	5,597,401	761,437	(2,373,090)	(490,965)	337,158	3,831,941	220,989	24,750	528,706
MassMutual Select Small Company Value Fund, Class I	2,157,101	571,443	(1,148,534)	(436,729)	213,767	1,357,048	115,297	13,037	325,147
MassMutual Select Strategic Bond Fund, Class I	15,159,340	1,979,235	(2,748,021)	(757,318)	37,361	13,670,597	1,350,850	329,971	-
MassMutual Select Total Return Bond Fund, Class I	18,313,019	6,529,302	(3,231,111)	(479,346)	(132,481)	20,999,383	2,182,888	469,775	-
MM Select Bond and Income Asset Fund, Class I	61,478,689	6,452,036	(10,811,982)	(1,015,444)	(417,178)	55,686,121	5,831,007	953,797	-
MM Select Equity Asset Fund, Class I	125,480,017	15,091,381	(24,555,746)	(3,821,523)	4,111,423	116,305,552	9,823,104	2,685,196	4,706,817
Oppenheimer International Bond Fund, Class I**	8,600,004	884,812	(2,178,975)	(493,412)	16,483	6,828,912	1,228,222	271,121	-
Oppenheimer Real Estate Fund, Class I**	1,754,881	1,769,620	(528,361)	21,242	(14,203)	3,003,179	121,488	24,917	61,955

	$474,972,537	$79,176,928	$(106,312,743)	$(18,752,355)	$8,866,572	$437,950,939		$9,854,200	$15,780,962

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,294,925	$156,030	$(344,200)	$(30,777)	$21,648	$1,097,626	115,540	$48,430	$-
MassMutual Premier Core Bond Fund, Class I	15,704,032	3,685,056	(1,700,631)	(583,567)	(27,720)	17,077,170	1,608,020	472,934	-
MassMutual Premier Disciplined Growth Fund, Class I	6,666,186	1,420,417	(1,285,116)	(88,848)	205,817	6,918,456	521,754	61,951	752,372
MassMutual Premier Disciplined Value Fund, Class I	6,460,108	1,440,651	(765,896)	(646,311)	108,611	6,597,163	406,730	131,111	660,067
MassMutual Premier High Yield Fund, Class I	4,245,037	838,813	(1,657,128)	(230,338)	1,537	3,197,921	353,752	234,454	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,679,436	1,650,983	(1,106,593)	(113,098)	19,215	7,129,943	691,556	190,910	-
MassMutual Premier International Equity Fund, Class I	5,948,810	937,287	(1,660,549)	(314,358)	283,634	5,194,824	389,125	78,634	-
MassMutual Premier Short-Duration Bond Fund, Class I	16,254,828	3,148,800	(1,786,214)	(271,361)	(5,063)	17,340,990	1,696,770	419,773	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,648,137	1,848,404	(1,667,245)	(281,291)	552,187	10,100,192	766,327	132,576	-
MassMutual Select Blue Chip Growth Fund, Class I	6,088,743	1,129,450	(1,078,482)	381,084	254,475	6,775,270	309,656	34,931	249,590
MassMutual Select Diversified Value Fund, Class I	5,716,790	7,380,477	(982,131)	(1,016,336)	(4,752)	11,094,048	874,925	146,400	1,650,595
MassMutual Select Equity Opportunities Fund, Class I	4,859,153	2,333,634	(704,239)	(1,129,371)	68,943	5,428,120	314,127	107,898	1,394,456
MassMutual Select Fundamental Growth Fund, Class I	5,346,116	1,023,702	(1,172,931)	280,199	110,252	5,587,338	619,439	46,311	354,682
MassMutual Select Fundamental Value Fund, Class I	5,072,144	1,974,984	(562,572)	(681,839)	19,638	5,822,355	510,733	94,806	757,305
MassMutual Select Growth Opportunities Fund, Class I	3,810,566	997,977	(1,678,728)	(89,751)	258,422	3,298,486	266,868	-	502,128
MassMutual Select Large Cap Value Fund, Class I***	4,670,258	583,434	(4,739,771)	(548,072)	34,151	-	-	92,967	230,302
MassMutual Select Mid Cap Growth Fund, Class I	2,469,677	359,734	(1,030,005)	(117,700)	181,748	1,863,454	82,931	-	110,138
MassMutual Select Mid-Cap Value Fund, Class I	3,928,371	1,097,271	(1,197,960)	(560,823)	229,301	3,496,160	256,693	49,600	490,547
MassMutual Select Overseas Fund, Class I	15,983,798	2,703,174	(2,464,031)	(863,222)	472,728	15,832,447	1,691,501	331,530	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,772,864	519,298	(1,649,371)	(194,707)	497,620	1,945,704	110,803	-	139,546
MassMutual Select Small Cap Value Equity Fund, Class I	3,833,507	675,577	(1,423,036)	(375,345)	273,370	2,984,073	172,092	17,533	374,524
MassMutual Select Small Company Value Fund, Class I	1,480,943	475,220	(742,702)	(293,263)	137,962	1,058,160	89,903	9,314	232,298
MassMutual Select Strategic Bond Fund, Class I	5,803,329	1,316,329	(663,379)	(302,505)	5,254	6,159,028	608,600	132,914	-
MassMutual Select Total Return Bond Fund, Class I	6,996,323	3,945,844	(802,186)	(205,830)	(36,422)	9,897,729	1,028,870	189,546	-
MM Select Bond and Income Asset Fund, Class I	25,541,507	4,360,585	(3,766,716)	(455,700)	(142,768)	25,536,908	2,674,022	398,481	-
MM Select Equity Asset Fund, Class I	87,235,924	15,029,489	(11,529,146)	(1,829,764)	1,921,956	90,828,459	7,671,323	1,920,663	3,366,685
Oppenheimer International Bond Fund, Class I**	4,341,183	705,403	(911,061)	(299,691)	34,688	3,870,522	696,137	143,819	-
Oppenheimer Real Estate Fund, Class I**	1,305,301	1,225,121	(241,189)	16,612	(4,991)	2,300,854	93,077	18,603	45,249

	$270,157,996	$62,963,144	$(49,313,208)	$(10,845,973)	$5,471,441	$278,433,400		$5,506,089	$11,310,484

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	$2,278,122	$199,026	$(590,800)	$(52,756)	$37,171	$1,870,763	196,922	$83,026	$-
MassMutual Premier Core Bond Fund, Class I	20,755,490	5,066,921	(1,999,087)	(727,320)	(96,767)	22,999,237	2,165,653	635,810	-
MassMutual Premier Disciplined Growth Fund, Class I	11,499,925	2,069,816	(1,870,381)	(190,998)	397,745	11,906,107	897,896	106,259	1,290,476
MassMutual Premier Disciplined Value Fund, Class I	11,100,717	2,263,869	(1,087,531)	(1,064,516)	131,230	11,343,769	699,369	224,650	1,130,987
MassMutual Premier High Yield Fund, Class I	7,012,040	1,248,912	(2,627,153)	(382,700)	19,250	5,270,349	583,003	370,638	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	9,587,554	2,276,822	(1,495,805)	(148,432)	15,771	10,235,910	992,814	273,676	-
MassMutual Premier International Equity Fund, Class I	13,158,458	1,366,873	(2,873,465)	(328,549)	268,301	11,591,618	868,286	168,838	-
MassMutual Premier Short-Duration Bond Fund, Class I	25,924,710	2,971,391	(4,372,932)	(367,214)	(38,011)	24,117,944	2,359,877	612,417	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	21,139,422	3,586,788	(3,088,698)	(254,915)	814,203	22,196,800	1,684,127	291,095	-
MassMutual Select Blue Chip Growth Fund, Class I	15,565,118	2,162,707	(2,367,363)	1,293,281	350,035	17,003,778	777,138	88,527	632,546
MassMutual Select Diversified Value Fund, Class I	14,413,234	18,176,525	(2,091,831)	(2,545,241)	(181,974)	27,770,713	2,190,119	370,342	4,175,435
MassMutual Select Equity Opportunities Fund, Class I	9,474,280	4,177,153	(1,293,227)	(2,151,128)	141,592	10,348,670	598,881	204,454	2,642,323
MassMutual Select Fundamental Growth Fund, Class I	13,670,179	2,153,231	(2,323,476)	905,177	99,095	14,504,206	1,608,005	117,374	898,928
MassMutual Select Fundamental Value Fund, Class I	12,781,718	4,598,013	(1,239,446)	(1,564,989)	(116,849)	14,458,447	1,268,285	239,825	1,915,713
MassMutual Select Growth Opportunities Fund, Class I	9,742,179	2,163,912	(2,614,215)	323,311	122,060	9,737,247	787,803	-	1,272,458
MassMutual Select Large Cap Value Fund, Class I***	11,773,664	1,568,638	(12,172,588)	(1,165,960)	(3,754)	-	-	235,179	582,636
MassMutual Select Mid Cap Growth Fund, Class I	5,460,198	726,402	(2,244,749)	(296,318)	436,536	4,082,069	181,668	-	238,696
MassMutual Select Mid-Cap Value Fund, Class I	8,812,281	2,152,569	(2,436,674)	(1,084,667)	340,505	7,784,014	571,513	109,984	1,087,745
MassMutual Select Overseas Fund, Class I	35,334,606	4,063,925	(4,721,167)	(1,682,916)	815,763	33,810,211	3,612,202	713,275	-
MassMutual Select Small Cap Growth Equity Fund, Class I	6,173,500	979,518	(3,555,120)	(386,081)	1,065,837	4,277,654	243,602	-	307,991
MassMutual Select Small Cap Value Equity Fund, Class I	8,570,191	1,297,279	(3,073,238)	(625,490)	405,211	6,573,953	379,121	38,744	827,629
MassMutual Select Small Company Value Fund, Class I	3,282,151	1,003,837	(1,619,329)	(654,024)	311,908	2,324,543	197,497	20,520	511,782
MassMutual Select Strategic Bond Fund, Class I	7,744,285	1,680,029	(720,523)	(412,639)	9,285	8,300,437	820,201	179,304	-
MassMutual Select Total Return Bond Fund, Class I	9,315,547	6,588,916	(978,087)	(281,818)	(39,227)	14,605,331	1,518,226	257,887	-
MM Select Bond and Income Asset Fund, Class I	38,613,997	4,727,457	(6,478,761)	(655,411)	(215,152)	35,992,130	3,768,809	575,313	-
MM Select Equity Asset Fund, Class I	194,779,128	27,348,569	(21,790,224)	(3,504,961)	3,632,295	200,464,807	16,931,149	4,259,720	7,466,761
Oppenheimer International Bond Fund, Class I**	8,171,317	1,190,412	(1,524,591)	(595,519)	81,521	7,323,140	1,317,112	274,887	-
Oppenheimer Real Estate Fund, Class I**	2,651,752	2,877,938	(506,480)	35,534	(5,634)	5,053,110	204,414	40,459	96,120

	$538,785,763	$110,687,448	$(93,756,941)	$(18,567,259)	$8,797,946	$545,946,957		$10,492,203	$25,078,226

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	$591,918	$96,574	$(146,900)	$(9,132)	$4,707	$537,167	56,544	$22,674	$-
MassMutual Premier Core Bond Fund, Class I	5,578,681	1,826,702	(525,032)	(231,129)	2,447	6,651,669	626,334	175,974	-
MassMutual Premier Disciplined Growth Fund, Class I	3,668,495	893,323	(557,008)	(15,488)	82,316	4,071,638	307,062	34,632	420,596
MassMutual Premier Disciplined Value Fund, Class I	3,538,342	981,265	(327,174)	(339,957)	31,610	3,884,086	239,463	73,247	368,758
MassMutual Premier High Yield Fund, Class I	1,882,836	577,648	(800,607)	(103,344)	7,130	1,563,663	172,972	97,298	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,548,717	817,035	(397,980)	(31,924)	(3,050)	2,932,798	284,461	74,446	-
MassMutual Premier International Equity Fund, Class I	5,281,971	860,326	(1,031,946)	(165,584)	127,869	5,072,636	379,973	69,007	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,377,555	1,293,808	(1,828,244)	(93,020)	(18,400)	6,731,699	658,679	168,821	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	8,469,762	2,126,809	(1,095,700)	(125,407)	330,229	9,705,693	736,395	120,699	-
MassMutual Select Blue Chip Growth Fund, Class I	6,820,903	1,426,166	(961,659)	557,439	182,699	8,025,548	366,798	39,586	282,851
MassMutual Select Diversified Value Fund, Class I	6,313,766	8,859,226	(899,935)	(1,171,139)	(46,106)	13,055,812	1,029,638	165,637	1,867,472
MassMutual Select Equity Opportunities Fund, Class I	3,561,535	1,852,077	(478,180)	(841,652)	75,545	4,169,325	241,280	78,118	1,009,588
MassMutual Select Fundamental Growth Fund, Class I	5,989,634	1,326,439	(854,642)	425,847	29,567	6,916,845	766,834	52,485	401,964
MassMutual Select Fundamental Value Fund, Class I	5,599,338	2,467,781	(522,185)	(713,306)	(45,878)	6,785,750	595,241	107,269	856,860
MassMutual Select Growth Opportunities Fund, Class I	4,269,955	1,266,112	(947,167)	156,081	54,380	4,799,361	388,298	-	569,095
MassMutual Select Large Cap Value Fund, Class I***	5,155,446	816,389	(5,431,206)	(546,410)	5,781	-	-	105,200	260,917
MassMutual Select Mid Cap Growth Fund, Class I	2,203,011	407,054	(873,652)	(136,529)	194,826	1,794,710	79,871	-	100,147
MassMutual Select Mid-Cap Value Fund, Class I	3,545,866	1,028,080	(763,419)	(479,028)	162,187	3,493,686	256,511	45,109	446,134
MassMutual Select Overseas Fund, Class I	14,184,473	2,505,792	(1,703,553)	(720,756)	329,155	14,595,111	1,559,307	291,153	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,495,080	544,032	(1,448,917)	(154,175)	442,951	1,878,971	107,003	-	127,494
MassMutual Select Small Cap Value Equity Fund, Class I	3,457,044	705,045	(1,191,054)	(319,705)	230,721	2,882,051	166,208	16,007	341,924
MassMutual Select Small Company Value Fund, Class I	1,326,719	493,365	(657,924)	(254,089)	113,464	1,021,535	86,791	8,527	212,667
MassMutual Select Strategic Bond Fund, Class I	2,077,408	624,107	(189,593)	(118,504)	6,141	2,399,559	237,111	49,538	-
MassMutual Select Total Return Bond Fund, Class I	2,499,436	2,351,568	(270,082)	(80,751)	(6,122)	4,494,049	467,157	71,488	-
MM Select Bond and Income Asset Fund, Class I	9,381,718	2,060,147	(914,943)	(194,270)	(38,892)	10,293,760	1,077,881	156,719	-
MM Select Equity Asset Fund, Class I	80,660,078	15,044,613	(8,037,290)	(1,309,467)	1,327,417	87,685,351	7,405,857	1,768,380	3,099,754
Oppenheimer International Bond Fund, Class I**	2,166,773	509,408	(387,227)	(160,659)	12,289	2,140,584	384,997	76,958	-
Oppenheimer Real Estate Fund, Class I**	1,132,019	1,222,007	(174,583)	17,396	(3,856)	2,192,983	88,713	17,412	40,946

	$201,778,479	$54,982,898	$(33,417,802)	$(7,158,662)	$3,591,127	$219,776,040		$3,886,384	$10,407,167

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	$714,746	$59,607	$(190,100)	$(16,806)	$11,959	$579,406	60,990	$26,007	$-
MassMutual Premier Core Bond Fund, Class I	7,723,234	1,790,667	(848,737)	(297,811)	(10,989)	8,356,364	786,852	239,009	-
MassMutual Premier Disciplined Growth Fund, Class I	4,764,116	918,271	(726,382)	(6,173)	85,348	5,035,180	379,727	44,368	538,837
MassMutual Premier Disciplined Value Fund, Class I	4,592,080	1,095,054	(491,676)	(423,336)	28,938	4,801,060	295,996	93,811	472,284
MassMutual Premier High Yield Fund, Class I	2,151,917	679,037	(1,098,999)	(126,536)	26,675	1,632,094	180,541	98,765	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,303,026	737,790	(554,135)	(26,819)	(19,463)	3,440,399	333,695	94,216	-
MassMutual Premier International Equity Fund, Class I	8,726,810	1,016,756	(1,413,515)	(209,009)	162,811	8,283,853	620,513	112,277	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,114,421	1,153,331	(3,448,638)	(148,997)	2,526	7,672,643	750,748	215,893	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,750,663	3,000,585	(1,878,267)	(202,418)	541,187	15,211,750	1,154,154	196,225	-
MassMutual Select Blue Chip Growth Fund, Class I	11,894,008	1,802,397	(1,802,607)	913,140	339,471	13,146,409	600,841	67,545	482,627
MassMutual Select Diversified Value Fund, Class I	11,053,553	14,127,848	(1,737,059)	(1,915,593)	(173,647)	21,355,102	1,684,156	282,714	3,187,468
MassMutual Select Equity Opportunities Fund, Class I	5,688,046	2,817,302	(715,948)	(1,290,579)	59,939	6,558,760	379,558	124,845	1,613,471
MassMutual Select Fundamental Growth Fund, Class I	10,445,984	1,729,366	(1,492,566)	709,359	50,336	11,442,479	1,268,567	89,554	685,864
MassMutual Select Fundamental Value Fund, Class I	9,804,232	3,736,104	(1,046,381)	(1,190,897)	(96,067)	11,206,991	983,069	183,084	1,462,471
MassMutual Select Growth Opportunities Fund, Class I	7,446,570	1,783,091	(1,097,387)	333,862	2,948	8,469,084	685,201	-	970,977
MassMutual Select Large Cap Value Fund, Class I***	9,029,554	1,112,998	(9,252,413)	(893,532)	3,393	-	-	179,534	444,735
MassMutual Select Mid Cap Growth Fund , Class I	3,640,450	541,738	(1,471,798)	(228,110)	319,668	2,801,948	124,697	-	163,001
MassMutual Select Mid-Cap Value Fund, Class I	5,873,857	1,456,841	(1,257,782)	(746,634)	226,129	5,552,411	407,666	73,712	729,009
MassMutual Select Overseas Fund, Class I	23,426,506	3,003,690	(3,013,315)	(1,083,946)	480,455	22,813,390	2,437,328	474,013	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,132,253	723,609	(2,361,805)	(242,098)	699,699	2,951,658	168,090	-	207,987
MassMutual Select Small Cap Value Equity Fund, Class I	5,733,463	926,281	(1,976,407)	(472,508)	317,873	4,528,702	261,171	26,129	558,160
MassMutual Select Small Company Value Fund, Class I	2,195,548	723,714	(1,081,161)	(422,057)	188,592	1,604,636	136,333	13,898	346,614
MassMutual Select Strategic Bond Fund, Class I	2,861,756	611,967	(306,881)	(158,642)	9,012	3,017,212	298,143	67,292	-
MassMutual Select Total Return Bond Fund, Class I	3,449,159	2,935,737	(431,498)	(107,952)	(10,017)	5,835,429	606,593	97,344	-
MM Select Bond and Income Asset Fund, Class I	12,643,950	1,440,170	(1,583,821)	(243,067)	(61,539)	12,195,693	1,277,036	203,849	-
MM Select Equity Asset Fund, Class I	133,513,435	18,121,651	(14,244,178)	(2,271,896)	2,276,016	137,395,028	11,604,310	2,884,329	5,055,872
Oppenheimer International Bond Fund, Class I**	2,342,930	360,469	(450,799)	(150,713)	1,937	2,103,824	378,386	79,538	-
Oppenheimer Real Estate Fund, Class I**	1,766,807	1,993,552	(347,091)	24,143	(5,313)	3,432,098	138,839	27,397	65,315

	$322,783,074	$70,399,623	$(56,321,346)	$(10,895,625)	$5,457,877	$331,423,603		$5,995,348	$16,984,692

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	$206,526	$7,069	$(55,700)	$(3,007)	$1,742	$156,630	16,487	$7,070	$-
MassMutual Premier Core Bond Fund, Class I	2,733,543	354,862	(319,664)	(105,771)	1,785	2,664,755	250,919	81,585	-
MassMutual Premier Disciplined Growth Fund, Class I	1,304,426	326,769	(138,212)	4,902	17,264	1,515,149	114,265	12,529	152,165
MassMutual Premier Disciplined Value Fund, Class I	1,258,970	429,971	(128,318)	(121,574)	5,861	1,444,910	89,082	26,513	133,477
MassMutual Premier High Yield Fund, Class I	647,246	170,024	(298,119)	(40,441)	11,959	490,669	54,278	28,546	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,096,386	133,246	(188,589)	(7,360)	(7,891)	1,025,792	99,495	30,061	-
MassMutual Premier International Equity Fund, Class I	3,270,404	684,854	(527,506)	(97,474)	65,612	3,395,890	254,374	43,465	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,540,614	352,563	(1,605,593)	(65,199)	16,895	2,239,280	219,108	69,778	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,138,409	1,599,721	(572,467)	(84,392)	173,850	6,255,121	474,592	76,221	-
MassMutual Select Blue Chip Growth Fund, Class I	4,711,274	901,736	(510,262)	413,781	113,837	5,630,366	257,329	27,356	195,468
MassMutual Select Diversified Value Fund, Class I	4,400,517	6,173,204	(691,504)	(798,340)	(39,995)	9,043,882	713,240	114,597	1,292,018
MassMutual Select Equity Opportunities Fund, Class I	2,069,727	1,266,290	(204,504)	(486,607)	16,635	2,661,541	154,024	47,464	613,415
MassMutual Select Fundamental Growth Fund, Class I	4,137,552	929,330	(482,011)	303,706	14,823	4,903,400	543,614	36,270	277,784
MassMutual Select Fundamental Value Fund, Class I	3,903,162	1,806,166	(391,832)	(502,907)	(28,762)	4,785,827	419,809	74,212	592,809
MassMutual Select Growth Opportunities Fund, Class I	2,949,516	903,788	(377,641)	140,306	12,445	3,628,414	293,561	-	393,259
MassMutual Select Large Cap Value Fund, Class I***	3,592,802	507,210	(3,715,332)	(388,416)	3,736	-	-	72,774	180,426
MassMutual Select Mid Cap Growth Fund, Class I	1,373,311	271,186	(519,834)	(81,318)	117,437	1,160,782	51,659	-	64,660
MassMutual Select Mid-Cap Value Fund, Class I	2,201,064	779,223	(346,713)	(303,910)	84,741	2,414,405	177,269	28,194	278,845
MassMutual Select Overseas Fund, Class I	8,787,141	1,921,524	(1,070,711)	(456,925)	177,656	9,358,685	999,860	183,422	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,557,448	250,569	(690,324)	(48,519)	239,671	1,308,845	74,536	-	80,692
MassMutual Select Small Cap Value Equity Fund, Class I	2,155,673	451,712	(632,309)	(196,795)	140,280	1,918,561	110,644	10,107	215,905
MassMutual Select Small Company Value Fund, Class I	828,571	332,607	(405,335)	(159,688)	70,143	666,298	56,610	5,426	135,342
MassMutual Select Strategic Bond Fund, Class I	1,006,336	118,693	(113,885)	(51,622)	1,984	961,506	95,010	22,936	-
MassMutual Select Total Return Bond Fund, Class I	1,214,364	693,388	(144,488)	(33,914)	(5,808)	1,723,542	179,162	32,273	-
MM Select Bond and Income Asset Fund, Class I	4,368,218	488,480	(1,068,002)	(60,027)	(41,012)	3,687,657	386,142	66,802	-
MM Select Equity Asset Fund, Class I	50,353,383	11,059,407	(4,905,135)	(895,643)	804,957	56,416,969	4,764,947	1,118,013	1,959,739
Oppenheimer International Bond Fund, Class I**	628,699	82,768	(169,600)	(35,411)	56	506,512	91,099	19,943	-
Oppenheimer Real Estate Fund, Class I**	718,032	805,015	(111,927)	11,943	(2,085)	1,420,978	57,483	11,197	26,169

	$120,153,314	$33,801,375	$(20,385,517)	$(4,150,622)	$1,967,816	$131,386,366		$2,246,754	$6,592,173

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	$136,018	$35,308	$(39,999)	$(3,343)	$2,238	$130,222	13,708	$5,408	$-
MassMutual Premier Core Bond Fund, Class I	1,952,997	835,830	(291,701)	(78,348)	597	2,419,375	227,813	58,287	-
MassMutual Premier Disciplined Growth Fund, Class I	1,700,706	421,332	(341,524)	(16,041)	44,634	1,809,107	136,433	15,852	192,524
MassMutual Premier Disciplined Value Fund, Class I	1,638,898	435,818	(208,218)	(151,563)	11,557	1,726,492	106,442	33,519	168,749
MassMutual Premier High Yield Fund, Class I	431,779	303,151	(350,981)	(24,933)	9,874	368,890	40,806	13,477	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	768,673	315,047	(167,874)	(5,076)	(4,010)	906,760	87,950	21,013	-
MassMutual Premier International Equity Fund, Class I	4,908,784	890,757	(908,089)	(150,063)	116,994	4,858,383	363,924	64,229	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,500,987	333,027	(852,656)	(43,557)	11,681	1,949,482	190,752	48,965	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,652,179	2,185,217	(1,043,554)	(159,651)	315,073	8,949,264	679,003	112,668	-
MassMutual Select Blue Chip Growth Fund, Class I	7,205,181	1,375,692	(1,171,613)	518,052	272,154	8,199,466	374,747	41,114	293,775
MassMutual Select Diversified Value Fund, Class I	6,727,577	9,157,492	(1,236,357)	(1,194,613)	(80,433)	13,373,666	1,054,706	172,195	1,941,413
MassMutual Select Equity Opportunities Fund, Class I	3,073,919	1,807,139	(432,328)	(730,596)	42,587	3,760,721	217,634	69,616	899,697
MassMutual Select Fundamental Growth Fund, Class I	6,329,439	1,384,415	(1,045,577)	420,107	50,082	7,138,466	791,404	54,520	417,548
MassMutual Select Fundamental Value Fund, Class I	5,967,533	2,514,973	(725,819)	(753,328)	(35,318)	6,968,041	611,232	111,514	890,769
MassMutual Select Growth Opportunities Fund, Class I	4,510,782	1,274,076	(717,674)	183,771	33,709	5,284,664	427,562	-	591,050
MassMutual Select Large Cap Value Fund, Class I***	5,494,035	754,685	(5,695,554)	(563,461)	10,295	-	-	109,360	271,155
MassMutual Select Mid Cap Growth Fund, Class I	2,064,322	379,915	(841,674)	(117,910)	170,980	1,655,633	73,682	-	94,829
MassMutual Select Mid-Cap Value Fund, Class I	3,314,744	777,961	(590,494)	(428,629)	122,722	3,196,304	234,677	42,034	415,715
MassMutual Select Overseas Fund, Class I	13,191,571	2,537,308	(1,980,696)	(760,065)	398,382	13,386,500	1,430,182	270,856	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,342,959	392,063	(1,274,573)	(114,047)	390,628	1,737,030	98,920	-	119,370
MassMutual Select Small Cap Value Equity Fund, Class I	3,244,562	688,360	(1,184,123)	(299,731)	211,916	2,660,984	153,459	14,975	319,896
MassMutual Select Small Company Value Fund, Class I	1,246,006	469,527	(637,542)	(233,005)	99,361	944,347	80,233	7,999	199,493
MassMutual Select Strategic Bond Fund, Class I	722,688	296,610	(105,774)	(37,534)	(2,135)	873,855	86,349	16,444	-
MassMutual Select Total Return Bond Fund, Class I	871,386	1,347,286	(125,683)	(17,944)	(8,002)	2,067,043	214,869	23,317	-
MM Select Bond and Income Asset Fund, Class I	3,155,030	874,918	(692,703)	(47,687)	(24,824)	3,264,734	341,857	47,836	-
MM Select Equity Asset Fund, Class I	75,771,776	14,555,732	(9,556,078)	(1,577,731)	1,541,964	80,735,663	6,818,890	1,652,398	2,896,449
Oppenheimer International Bond Fund, Class I**	400,526	141,000	(112,566)	(30,615)	847	399,192	71,797	14,195	-
Oppenheimer Real Estate Fund, Class I**	1,043,017	1,178,256	(214,721)	14,934	(4,763)	2,016,723	81,583	16,046	38,383

	$168,368,074	$47,662,895	$(32,546,145)	$(6,402,607)	$3,698,790	$180,781,007		$3,037,837	$9,750,815

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	$30,711	$5,899	$(6,600)	$(441)	$201	$29,770	3,134	$1,199	$-
MassMutual Premier Core Bond Fund, Class I	470,659	178,060	(61,987)	(16,862)	(1,764)	568,106	53,494	14,420	-
MassMutual Premier Disciplined Growth Fund, Class I	408,169	161,310	(76,648)	(2,831)	10,819	500,819	37,769	3,919	47,595
MassMutual Premier Disciplined Value Fund, Class I	394,193	166,654	(46,760)	(38,161)	2,966	478,892	29,525	8,293	41,754
MassMutual Premier High Yield Fund, Class I	106,889	72,392	(82,451)	(5,603)	1,725	92,952	10,282	3,694	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	184,367	68,636	(36,601)	(1,905)	(392)	214,105	20,767	5,195	-
MassMutual Premier International Equity Fund, Class I	1,170,594	403,834	(211,329)	(44,388)	29,499	1,348,210	100,990	15,839	-
MassMutual Premier Short-Duration Bond Fund, Class I	601,525	147,031	(273,734)	(10,149)	2,065	466,738	45,669	12,154	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,852,796	841,668	(244,200)	(21,561)	50,192	2,478,895	188,080	27,919	-
MassMutual Select Blue Chip Growth Fund, Class I	1,727,748	593,108	(254,394)	127,285	71,816	2,265,563	103,545	10,150	72,518
MassMutual Select Diversified Value Fund, Class I	1,612,990	2,679,388	(282,749)	(364,548)	28,160	3,673,241	289,688	42,513	479,315
MassMutual Select Equity Opportunities Fund, Class I	740,393	564,111	(93,839)	(177,083)	8,488	1,042,070	60,305	17,210	222,417
MassMutual Select Fundamental Growth Fund, Class I	1,517,514	563,269	(229,730)	87,805	34,100	1,972,958	218,732	13,458	103,073
MassMutual Select Fundamental Value Fund, Class I	1,431,213	860,769	(168,474)	(210,890)	14,390	1,927,008	169,036	27,534	219,939
MassMutual Select Growth Opportunities Fund, Class I	1,081,364	472,473	(157,677)	34,151	26,363	1,456,674	117,854	-	145,919
MassMutual Select Large Cap Value Fund, Class I***	1,316,770	246,496	(1,445,782)	(132,448)	14,964	-	-	27,004	67,024
MassMutual Select Mid Cap Growth Fund, Class I	494,782	155,988	(198,673)	(17,401)	31,093	465,789	20,729	-	23,830
MassMutual Select Mid-Cap Value Fund, Class I	788,311	341,268	(136,174)	(90,561)	12,349	915,193	67,195	10,275	101,624
MassMutual Select Overseas Fund, Class I	3,151,675	1,110,491	(435,560)	(207,824)	100,751	3,719,533	397,386	66,784	-
MassMutual Select Small Cap Growth Equity Fund, Class I	561,091	167,738	(318,318)	(3,290)	75,450	482,671	27,487	-	29,488
MassMutual Select Small Cap Value Equity Fund, Class I	775,145	262,286	(280,302)	(46,697)	27,794	738,226	42,574	3,692	78,876
MassMutual Select Small Company Value Fund, Class I	299,088	156,438	(161,298)	(36,666)	4,850	262,412	22,295	1,983	49,459
MassMutual Select Strategic Bond Fund, Class I	173,408	64,764	(22,974)	(8,853)	(409)	205,936	20,349	4,062	-
MassMutual Select Total Return Bond Fund, Class I	209,089	336,099	(28,042)	(4,378)	(1,744)	511,024	53,121	5,739	-
MM Select Bond and Income Asset Fund, Class I	757,171	209,474	(176,228)	(11,364)	(6,379)	772,674	80,908	11,835	-
MM Select Equity Asset Fund, Class I	18,188,016	6,264,000	(2,084,668)	(360,975)	340,851	22,347,224	1,887,434	408,030	715,227
Oppenheimer International Bond Fund, Class I**	97,245	30,754	(26,849)	(7,661)	1,110	94,599	17,014	3,332	-
Oppenheimer Real Estate Fund, Class I**	273,447	347,730	(73,242)	5,100	(1,443)	551,592	22,314	4,290	10,090

	$40,416,363	$17,472,128	$(7,615,283)	$(1,568,199)	$877,865	$49,582,874		$750,523	$2,408,148

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	$9,753	$346	$(2,000)	$(190)	$126	$8,035	846	$346	$-
MassMutual Premier Core Bond Fund, Class I	144,726	30,618	(18,330)	(4,675)	(884)	151,455	14,261	4,396	-
MassMutual Premier Disciplined Growth Fund, Class I	125,674	34,616	(22,759)	(798)	2,826	139,559	10,525	1,191	14,472
MassMutual Premier Disciplined Value Fund, Class I	121,261	36,010	(13,511)	(11,703)	1,153	133,210	8,213	2,520	12,686
MassMutual Premier High Yield Fund, Class I	32,368	17,629	(24,430)	(1,869)	721	24,419	2,701	1,074	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	56,759	11,492	(10,552)	(334)	(460)	56,905	5,519	1,580	-
MassMutual Premier International Equity Fund, Class I	361,436	77,653	(60,749)	(9,785)	6,698	375,253	28,109	4,822	-
MassMutual Premier Short-Duration Bond Fund, Class I	184,623	25,308	(83,815)	(3,045)	483	123,554	12,089	3,690	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	569,658	181,694	(71,312)	(8,007)	18,326	690,359	52,379	8,487	-
MassMutual Select Blue Chip Growth Fund, Class I	531,888	117,751	(76,266)	50,674	7,369	631,416	28,858	3,089	22,072
MassMutual Select Diversified Value Fund, Class I	496,753	718,636	(76,042)	(104,163)	(10,388)	1,024,796	80,820	12,938	145,870
MassMutual Select Equity Opportunities Fund, Class I	227,886	141,223	(27,285)	(45,732)	(6,116)	289,976	16,781	5,235	67,657
MassMutual Select Fundamental Growth Fund, Class I	467,062	117,066	(68,781)	35,348	(747)	549,948	60,970	4,096	31,372
MassMutual Select Fundamental Value Fund, Class I	440,632	203,677	(48,647)	(51,588)	(7,518)	536,556	47,066	8,379	66,932
MassMutual Select Growth Opportunities Fund, Class I	332,977	104,512	(46,515)	17,427	(1,977)	406,424	32,882	-	44,413
MassMutual Select Large Cap Value Fund, Class I***	405,548	49,889	(433,152)	(22,158)	(127)	-	-	8,213	20,295
MassMutual Select Mid Cap Growth Fund, Class I	152,465	33,529	(60,621)	(2,625)	6,408	129,156	5,748	-	7,201
MassMutual Select Mid-Cap Value Fund, Class I	243,463	74,578	(41,387)	(22,483)	(994)	253,177	18,589	3,138	31,033
MassMutual Select Overseas Fund, Class I	971,536	219,401	(127,915)	(50,143)	21,247	1,034,126	110,484	20,338	-
MassMutual Select Small Cap Growth Equity Fund, Class I	172,869	33,193	(92,386)	5,020	15,549	134,245	7,645	-	8,969
MassMutual Select Small Cap Value Equity Fund, Class I	238,881	56,647	(83,564)	(15,104)	8,706	205,566	11,855	1,124	24,013
MassMutual Select Small Company Value Fund, Class I	92,042	37,997	(47,146)	(13,036)	3,103	72,960	6,199	603	15,023
MassMutual Select Strategic Bond Fund, Class I	53,399	10,648	(6,687)	(2,700)	25	54,685	5,404	1,236	-
MassMutual Select Total Return Bond Fund, Class I	64,447	84,963	(8,163)	(1,697)	(181)	139,369	14,487	1,749	-
MM Select Bond and Income Asset Fund, Class I	232,947	37,501	(59,990)	(3,012)	(2,352)	205,094	21,476	3,597	-
MM Select Equity Asset Fund, Class I	5,595,385	1,239,452	(605,255)	(101,248)	93,695	6,222,029	525,509	124,179	217,672
Oppenheimer International Bond Fund, Class I**	29,816	5,176	(8,088)	(1,742)	(5)	25,157	4,525	934	-
Oppenheimer Real Estate Fund, Class I**	81,785	88,653	(17,918)	1,572	(379)	153,713	6,218	1,194	2,889

	$12,438,039	$3,789,858	$(2,243,266)	$(367,796)	$154,307	$13,771,142		$228,148	$732,569

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$10,788,712	$(1,208,483)	$(24,895)	$(3,484)	$9,551,850	962,888	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,638,189	(79,340)	(79,350)	(3,114)	1,476,385	155,737	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	6,603,945	(558,637)	(319,227)	(11,752)	5,714,329	586,085	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	16,056,507	(1,346,717)	129,109	6,189	14,845,088	1,471,267	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	459,744	(34,908)	12,684	693	438,213	41,070	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	3,372,761	(292,627)	128,551	8,226	3,216,911	294,589	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	1,390,658	(108,240)	40,988	1,518	1,324,924	128,260	-	-
MM S&P 500 Index Fund, Class I	-	9,988,259	(927,083)	12,799	3,165	9,077,140	477,242	-	-

	$-	$50,298,775	$(4,556,035)	$(99,341)	$1,441	$45,644,840		$-	$-

MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$3,033,175	$(555,869)	$(2,675)	$(671)	$2,473,960	249,391	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	488,564	(72,150)	(11,905)	(592)	403,917	42,607	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	1,179,880	(199,093)	(25,347)	(3,238)	952,202	97,662	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	1,939,560	(339,067)	7,610	1,513	1,609,616	159,526	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	82,867	(13,707)	1,439	176	70,775	6,633	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	615,418	(112,301)	12,074	2,248	517,439	47,385	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	384,873	(64,494)	5,504	1,134	327,017	31,657	-	-
MM S&P 500 Index Fund, Class I	-	1,798,369	(331,451)	7,015	(2,088)	1,471,845	77,384	-	-

	$-	$9,522,706	$(1,688,132)	$(6,285)	$(1,518)	$7,826,771		$-	$-

MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$24,050,655	$(2,101,251)	$(59,453)	$(6,287)	$21,883,664	2,206,014	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	3,678,205	(42,022)	(174,347)	(1,443)	3,460,393	365,020	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	11,495,290	(697,651)	(543,262)	(11,272)	10,243,105	1,050,575	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	14,018,168	(764,902)	110,480	2,522	13,366,268	1,324,704	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	795,416	(42,591)	21,660	373	774,858	72,620	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	5,899,208	(471,201)	215,088	9,323	5,652,418	517,621	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	3,194,226	(174,227)	88,946	996	3,109,941	301,059	-	-
MM S&P 500 Index Fund, Class I	-	17,401,004	(1,221,704)	24,202	(4,621)	16,198,881	851,676	-	-

	$-	$80,532,172	$(5,515,549)	$(316,686)	$(10,409)	$74,689,528		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$15,174,449	$(926,375)	$(35,522)	$(1,749)	$14,210,803	1,432,541	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	2,206,068	(8,199)	(103,433)	(284)	2,094,152	220,902	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	9,382,863	(349,033)	(442,270)	(4,549)	8,587,011	880,719	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	3,560,770	(149,357)	(1,415)	(874)	3,409,124	326,544	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	7,728,712	(253,210)	58,864	908	7,535,274	746,806	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	651,747	(20,932)	17,572	134	648,521	60,780	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	4,830,822	(301,982)	170,745	6,806	4,706,391	430,988	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	2,201,850	(71,578)	59,563	691	2,190,526	212,055	-	-
MM S&P 500 Index Fund, Class I	-	10,669,463	(583,636)	16,382	(3,255)	10,098,954	530,965	-	-

	$-	$56,406,744	$(2,664,302)	$(259,514)	$(2,172)	$53,480,756		$-	$-

MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$112,834,258	$(7,745,723)	$(288,654)	$(22,226)	$104,777,655	10,562,264	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	15,705,635	(232,309)	(772,179)	(9,375)	14,691,772	1,549,765	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	96,024,894	(4,044,369)	(4,813,031)	(83,648)	87,083,846	8,931,677	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	61,401,713	(6,434,180)	(10,837)	25,603	54,982,299	5,266,504	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	39,689,876	(1,411,879)	322,853	5,684	38,606,534	3,826,217	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	6,711,121	(241,554)	193,441	3,446	6,666,454	624,785	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	49,416,169	(3,476,447)	1,905,326	97,729	47,942,777	4,390,364	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	18,120,933	(670,321)	525,312	6,364	17,982,288	1,740,783	-	-
MM S&P 500 Index Fund, Class I	-	84,561,976	(3,782,640)	149,200	(8,445)	80,920,091	4,254,474	-	-

	$-	$484,466,575	$(28,039,422)	$(2,788,569)	$15,132	$453,653,716		$-	$-

MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$49,004,062	$(2,609,652)	$(108,834)	$(6,819)	$46,278,757	4,665,197	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	6,186,374	(46,544)	(290,865)	(2,527)	5,846,438	616,713	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	55,928,435	(1,496,287)	(2,733,590)	(33,488)	51,665,070	5,298,982	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	48,548,330	(3,136,836)	(50,533)	30,469	45,391,430	4,347,838	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	11,244,635	(233,151)	85,764	919	11,098,167	1,099,917	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	3,880,749	(85,618)	103,214	969	3,899,314	365,446	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	28,639,883	(1,273,405)	1,023,154	38,747	28,428,379	2,603,331	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	8,891,950	(200,559)	252,450	1,561	8,945,402	865,963	-	-
MM S&P 500 Index Fund, Class I	-	35,916,318	(1,192,860)	36,115	(1,187)	34,758,386	1,827,465	-	-

	$-	$248,240,736	$(10,274,912)	$(1,683,125)	$28,644	$236,311,343		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$116,338,336	$(4,975,503)	$(278,946)	$(8,989)	$111,074,898	11,197,066	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	13,877,719	(35,368)	(682,246)	(1,530)	13,158,575	1,388,035	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	179,509,000	(3,475,675)	(9,137,545)	(55,286)	166,840,494	17,111,845	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	186,348,221	(11,228,363)	(133,713)	54,717	175,040,862	16,766,366	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	14,926,086	(180,487)	126,521	626	14,872,746	1,474,008	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	12,444,869	(148,426)	362,162	497	12,659,102	1,186,420	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	91,676,669	(3,903,475)	3,555,673	112,273	91,441,140	8,373,731	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	23,164,735	(274,161)	674,435	2,628	23,567,637	2,281,475	-	-
MM S&P 500 Index Fund, Class I	-	84,832,015	(1,022,734)	110,678	(10,777)	83,909,182	4,411,629	-	-

	$-	$723,117,650	$(25,244,192)	$(5,402,981)	$94,159	$692,564,636		$-	$-

MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$28,936,073	$(1,392,201)	$(61,262)	$(1,467)	$27,481,143	2,770,277	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	3,090,232	(41,808)	(141,502)	(111)	2,906,811	306,626	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	61,234,127	(1,790,257)	(2,918,607)	(33,499)	56,491,764	5,794,027	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	70,631,612	(3,299,037)	(93,938)	(31,963)	67,206,674	6,437,421	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	4,226,503	(88,973)	113,905	(634)	4,250,801	398,388	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	31,285,238	(1,320,024)	1,088,209	18,733	31,072,156	2,845,436	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	6,726,355	(141,782)	184,628	2,400	6,771,601	655,528	-	-
MM S&P 500 Index Fund, Class I	-	21,606,098	(458,737)	17,007	(12,371)	21,151,997	1,112,092	-	-

	$-	$227,736,238	$(8,532,819)	$(1,811,560)	$(58,912)	$217,332,947		$-	$-

MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$50,457,534	$(1,959,283)	$(127,036)	$(2,680)	$48,368,535	4,875,860	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	4,802,168	(212,825)	(228,457)	671	4,361,557	460,080	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	152,945,452	(3,053,633)	(7,817,685)	(58,261)	142,015,873	14,565,731	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	189,675,364	(6,481,142)	(145,348)	1,618	183,050,492	17,533,572	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	10,501,990	(98,983)	311,164	1,025	10,715,196	1,004,236	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	77,674,979	(2,563,267)	3,077,521	68,397	78,257,630	7,166,450	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	13,991,893	(130,934)	403,950	2,124	14,267,033	1,381,126	-	-
MM S&P 500 Index Fund, Class I	-	39,989,281	(377,396)	52,391	(2,763)	39,661,513	2,085,253	-	-

	$-	$540,038,661	$(14,877,463)	$(4,473,500)	$10,131	$520,697,829		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$13,591,164	$(678,956)	$(33,012)	$(235)	$12,878,961	1,298,282	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,174,559	(115,287)	(52,142)	727	1,007,857	106,314	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	53,325,898	(1,600,135)	(2,651,612)	(41,393)	49,032,758	5,029,001	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	68,280,301	(2,871,670)	(56,075)	(49,695)	65,302,861	6,255,063	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	3,673,273	(91,467)	103,597	(845)	3,684,558	345,319	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	27,137,844	(1,121,859)	1,025,578	8,455	27,050,018	2,477,108	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	4,126,480	(105,429)	117,098	2,456	4,140,605	400,833	-	-
MM S&P 500 Index Fund, Class I	-	12,047,788	(297,833)	15,078	(10,708)	11,754,325	617,998	-	-

	$-	$183,357,307	$(6,882,636)	$(1,531,490)	$(91,238)	$174,851,943		$-	$-

MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$22,362,989	$(754,693)	$(59,408)	$(1,607)	$21,547,281	2,172,105	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,994,037	(179,813)	(90,851)	1,203	1,724,576	181,917	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	89,203,062	(1,503,912)	(4,571,740)	(27,238)	83,100,172	8,523,095	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	114,002,790	(3,314,389)	(71,695)	15,251	110,631,957	10,596,931	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	6,131,748	(70,617)	179,629	1,000	6,241,760	584,982	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	45,273,391	(1,302,435)	1,796,063	37,272	45,804,291	4,194,532	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	6,888,505	(78,746)	202,150	689	7,012,598	678,858	-	-
MM S&P 500 Index Fund, Class I	-	20,116,384	(230,284)	29,254	(299)	19,915,055	1,047,059	-	-

	$-	$305,972,906	$(7,434,889)	$(2,586,598)	$26,271	$295,977,690		$-	$-

MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$6,661,878	$(312,614)	$(15,496)	$(235)	$6,333,533	638,461	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	568,322	(65,498)	(24,442)	546	478,928	50,520	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	26,524,820	(875,257)	(1,294,239)	(17,717)	24,337,607	2,496,165	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	33,993,974	(1,522,418)	(28,361)	(17,805)	32,425,390	3,105,880	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	1,828,113	(52,064)	50,080	(663)	1,825,466	171,084	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	13,513,106	(602,842)	495,091	4,824	13,410,179	1,228,038	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	2,060,041	(56,978)	58,042	868	2,061,973	199,610	-	-
MM S&P 500 Index Fund, Class I	-	5,994,634	(169,897)	7,671	(4,336)	5,828,072	306,418	-	-

	$-	$91,144,888	$(3,657,568)	$(751,654)	$(34,518)	$86,701,148		$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$734,787	$(139,537)	$(599)	$(430)	$594,221	59,901	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	51,127	(4,063)	(1,969)	(23)	45,072	4,754	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	2,912,962	(514,596)	(101,611)	(9,187)	2,287,568	234,622	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	3,757,615	(713,830)	(6,844)	147	3,037,088	290,909	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	202,253	(35,867)	4,151	195	170,732	16,001	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	1,500,084	(281,826)	34,052	4,411	1,256,721	115,084	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	226,730	(38,830)	4,827	336	193,063	18,690	-	-
MM S&P 500 Index Fund, Class I	-	662,106	(117,179)	536	(591)	544,872	28,647	-	-

	$-	$10,047,664	$(1,845,728)	$(67,457)	$(5,142)	$8,129,337		$-	$-

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.
***	The Fund was reorganized into the MassMutual Select Diversified Value Fund prior to the opening of business on January 29, 2018.

5. New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/21/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	8/21/2018